                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 07/31/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]                 AIM CORE BOND FUND
  -SERVICE MARK-                   Annual Report to Shareholders o July 31,2008

                                   Effective April 30,2008, Total Return Bond
                                   Fund was renamed AIM Core Bond Fund.

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
17   Financial Statements
21   Notes to Financial Statements
29   Financial Highlights
31   Auditor's Report
32   Fund Expenses
33   Approval of Investment Advisory Agreement
36   Tax Information
37   Results of Proxy
38   Trustees and Officers

                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 07/31/08

                         Dear Shareholder:
        [TAYLOR          I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008,
         PHOTO]          showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
                         considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW
                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
        Philip Taylor    equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR
Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18,2008

(1)  Investment Advisor, August 1, 2008; 2 U.S. Department of the Treasury


2   AIM CORE BOND FUND

                         Dear Fellow Shareholders:
                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
        [CROCKETT        reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
          PHOTO]         short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading
        Bruce Crockett   independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a
Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18,2008


3   AIM CORE BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                       Sell decisions are based on:

For the fiscal year ended July 31,2008, Class A Shares of AIM Core Bond Fund, at net      o  A conscious decision to alter the
asset value (NAV), underperformed the Fund's broad market and style-specific index. Due      Fund's macro risk exposure (for
to the ongoing credit market turmoil and slowing economic growth, bond yields decreased      example, duration, yield curve
rapidly, especially for securities with shorter maturities. During the first several         positioning, sector exposure).
months of the period, the Fund was positioned to take advantage of an increase in
yields. As a result, the Fund's duration positioning was a major detractor from           o  The need to limit or reduce exposure to
performance relative to its broad market and style-specific index.                          a particular sector or issuer.

   Your Fund's long-term performance appears later in this report.                        o  Degradation of an issuer's credit
                                                                                             quality.
FUND VS. INDEXES
                                                                                          o  Realignment of a valuation target.
Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   o  Presentation of a better relative value
which would have reduced performance.                                                        opportunity.

Class A Shares                                                                    2.09%   MARKET CONDITIONS AND YOUR FUND
Class B Shares                                                                    1.33
Class C Shares                                                                    1.33    Weakness in the housing market, higher
Class R Shares                                                                    1.83    energy and food prices, a widening credit
Lehman Brothers U.S. Aggregate Bond Index(triangle)                                       crunch and slowing consumer spending were
  (Broad Market/Style-Specific Index)                                             6.15    among the factors that contributed to
Lipper Intermediate Investment Grade Debt Funds Index(triangle)                           general economic weakness for much of the
  (Peer Group Index)                                                              2.09    fiscal year. Gross domestic product (GDP),
(triangle)LipperInc.                                                                      the broadest measure of overall economic
=======================================================================================   activity, expanded at an annualized rate
                                                                                          of 4.8% in the third quarter of 2007
HOW WE INVEST                                                                             before contracting 0.2% in the fourth
                                                                                          quarter.(1) GDP grew at annualized rates
We invest primarily in investment-grade         Our security selection is supported by    of 0.9% and 3.3% in the first and second
fixed-income securities represented by the   a team of independent specialists. Team      quarters of 2008, respectively.(1) The
sector categories within the Lehman          members conduct top-down macroeconomic as    U.S. Federal Reserve Board (the Fed) moved
Brothers U.S. Aggregate Bond Index. We may   well as bottom-up analysis on individual     aggressively throughout the fiscal year to
also invest in derivative instruments such   securities. Recommendations are              attempt to stimulate economic growth and
as futures contracts and swap agreements     communicated to portfolio managers through   enhance liquidity. In seven separate
(including but not limited to credit         proprietary technology that allows all       actions, the central bank lowered the
default swaps). Up to 25% of the total       investment professionals to communicate in   federal funds target rate from 5.25% to
assets of the Fund may be invested in        a timely manner.                             2.00%.(2)
foreign securities, with little or no
foreign currency exposure.                      Portfolio construction begins with a         Beginning in March 2008, the Fed
                                             well-defined Fund design that establishes    expanded its lending authority and
   We believe dynamic and complex            the target investment vehicles for           increased liquidity to help stabilize the
fixed-income markets may create              generating the desired "alpha" (the extra    financial markets. The central bank
opportunities for investors that are best    return above a specific benchmark) as well   extended a line of credit to JPMorgan
captured by independent specialist           as the risk parameters for the Fund.         Chase to buy troubled investment bank Bear
decision makers interconnected as a global   Investment vehicles are evaluated for        Stearns, and it created a new program to
team. We use this philosophy in an effort    liquidity and risk versus relative value.    provide loans directly to large investment
to capture the maximum total return          Working closely with sector specialists      banks.(2)
consistent with preservation of principal.   and traders we determine the timing and
                                             amount of each "alpha" decision to use in       While yield spreads on corporate bonds,
                                             the portfolio.                               investment-grade and high yield

                                                                                          ==========================================
==========================================   ==========================================   Total Net Assets            $427.1 million
PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS                     Total Number of Holdings*              348
By industry based on total investments                                                    ==========================================
                                             1. Federal National Mortgage
U.S. Government-Sponsored Agencies   30.0%      Association                       20.9%   The Fund's holdings are subject to change,
Other Diversified Financial Services 12.5                                                 and there is no assurance that the Fund
Diversified Banks                    11.7    2. Federal Home Loan Mortgage Corp.  15.1    will continue to hold any particular
Regional Banks                        4.2                                                 security.
Wireless Telecommunication Services   3.3    3. First Union Capital I              3.6
Property & Casualty Insurance         3.2                                                 *   Excluding money market fund holdings.
Thrifts & Mortgage Finance            3.1    4. BankAmerica Institutional          2.6
Other Industries, Each Less Than
3% of Total Investments              31.3    5. Government National Mortgage
Money Market Funds                    0.7       Association                        2.6
==========================================   ==========================================


4   AIM CORE BOND FUND

securities have widened across the board     We mainly used five- and 10-year U.S.        The views and opinions expressed in
since the credit crunch started last year,   Treasury note futures contracts to           management's discussion of Fund
the impact from industry to industry, and    maintain a short-to-neutral stance toward    performance are those of Invesco Aim
from credit grade to credit grade, varied    duration. In our view, gaining exposure to   Advisors, Inc. These views and opinions
widely.(3)                                   the U.S. Treasury market through U.S.        are subject to change at any time based on
                                             Treasury futures is a more effective way     factors such as market and economic
   In response to the credit market          to employ the Fund's cash for duration       conditions. These views and opinions may
turmoil, investors became more risk averse   management purposes than buying actual       not be relied upon as investment advice or
and continued to seek the stability,         bonds.                                       recommendations, or as an offer for a
safety and liquidity of the U.S. Treasury                                                 particular security. The information is
market. The result was a rally in U.S.          Over the period, we positioned the Fund   not a complete analysis of every aspect of
Treasury security prices with a              for a steepening of the yield curve. As      any market, country, industry, security or
significant decline in yields and a          long-term bond yields fell less than         the Fund. Statements of fact are from
steeper yield curve during the period.(4)    short-term rates, the yield curve            sources considered reliable, but Invesco
                                             steepened, which benefited relative          Aim Advisors, Inc. makes no representation
   Market volatility increased               performance.(4)                              or warranty as to their completeness or
significantly in September after the close                                                accuracy. Although historical performance
of the Fund's fiscal year. To put some          The Fund maintained an overweight         is no guarantee of future results, these
context around the recent financial          exposure to the investment-grade corporate   insights may help you understand our
events: The markets have shown serious       bond market by investing primarily in        investment management philosophy.
strain for more than a year, largely the     actual bonds. In addition to investing in
result of years of lax credit practices      actual bonds, we also used credit default    See important Fund and index disclosures
associated with the housing boom. Mortgage   swaps (CDS) as a way to increase our         later in this report.
loans of questionable quality were often     exposure to the investment-grade corporate
bundled into hard-to-understand securities   bond market. Specifically, we sold a                 BRENDAN GAU
and sold to various financial                credit protection swap to generate            [GAU   Chartered Financial Analyst,
institutions. The complexity and obscure     additional portfolio income. CDS are          PHOTO] portfolio manager, is lead manager
structure of these securities hid an         credit derivative instruments that can be            of AIM Core Bond Fund. He joined
Achilles' heel of our financial system,      used to increase or decrease exposure to             Invesco Aim in 1996. Mr. Gau
creating a liquidity crisis of historic      the credit-related markets. By selling a     earned a B.A. in mathematics, physics and
severity. Now those securities remain on     credit swap, investors generally increase    economics from Rice University.
the financial institutions' balance sheets   or customize their exposure to the
- eroding capital, driving down profits      corporate credit markets. Alternatively,             MARK GILLEY
and preventing normal trading among banks    buying a CDS provides investors with                 Chartered Financial Analyst,
and other financial institutions due to      protection against credit-specific risks.    [GILLEY portfolio manager, is manager of
the participating financial institutions'                                                 PHOTO]  AIM Core Bond Fund. He joined
stability being in question. In September,      During the period, credit spreads                 Invesco Aim in 1996. Mr. Gilley
this situation came to a head as some of     widened considerably, resulting in           earned a B.B.A. in marketing from The
these institutions began running out of      underperformance of investment-grade         University of Texas at Austin and an
the capital needed to operate their          corporate bonds relative to U.S. Treasury    M.B.A. from the University of Missouri at
businesses and found investors unwilling     securities.(3) While we benefited from our   Kansas City.
to supply fresh capital.                     focus on short-term bonds, which performed
                                             better than long-maturity bonds, our
   The Fund began the fiscal year with a     corporate bond strategy detracted from
short-to-neutral duration positioning        relative returns.
versus its style-specific benchmark, but
shifted toward a relatively neutral             The Fund maintained an underweight
duration stance during the last three        position in mortgage-backed securities
months of the fiscal year. Duration is a     (MBS), primarily focusing on higher-coupon
measure of a bond's sensitivity to           mortgage bonds. We favored these type of
interest rate changes. Shorter duration      MBS for their attractive yields and
bonds tend to be less sensitive to           relatively small prepayment risk by
interest rate changes.                       historical standards. During the period,
                                             the MBS market underperformed the U.S.
   During the first several months of the    Treasury market, driven by a general
fiscal year, problems associated with        flight to safety.(3) While the Fund's
subprime lending and the Fed's aggressive    exposure to MBS was negative for absolute
interest rate cuts led to a decrease in      returns, it was beneficial compared to the
bond yields across the entire maturity       style-specific benchmark.
spectrum with a larger drop at the short
end of the yield curve.(4) Later in the         Thank you for investing in AIM Core
fiscal year, as investors became concerned   Bond Fund and for sharing our long-term
about rising inflation, bond yields          investment horizon.
increased slightly. While positioning the
Fund with a short-to-neutral duration        1   Bureau of Economic Analysis
benefited performance during last few
months, our overall duration strategy        2   U.S. Federal Reserve
detracted from relative performance.
                                             3   Lehman Brothers Inc.

                                             4   U.S. Department of the Treasury


5   AIM CORE BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            Performance of an index of funds reflects    shown in the chart. The vertical axis, the
comparable future results.                   fund expenses and management fees;           one that indicates the dollar value of
                                             performance of a market index does not.      an investment, is constructed with each
  The data shown in the chart include        Performance shown in the chart and           segment representing a percent change in
reinvested distributions, applicable sales   table(s) does not reflect deduction of       the value of the investment. In this
charges and Fund expenses including          taxes a shareholder would pay on Fund        chart, each segment represents a doubling,
management fees. Results for Class B         distributions or sale of Fund shares.        or 100% change, in the value of the
shares are calculated as if a hypothetical                                                investment. In other words, the space
shareholder had liquidated his entire          This chart, which is a logarithmic         between $5,000 and $10,000 is the same
investment in the Fund at the close of the   chart, presents the fluctuations in the      size as the space between $10,000 and
reporting period and paid the applicable     value of the Fund and its indexes. We        $20,000.
contingent deferred sales charges. Index     believe that a logarithmic chart is more
results include reinvested dividends, but    effective than other types of charts in
they do not reflect sales charges.           illustrating changes in value during the
                                             early years


6   AIM CORE BOND FUND

                                                         AIM CORE BOND FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS A, B AND C SHARES (OLDEST SHARE CLASS)
Fund and index data from 12/31/01

                                                                                              Lipper
                 AIM               AIM               AIM            Lehman Brothers        Intermediate
           Core Bond Fund-   Core Bond Fund-   Core Bond Fund-   U.S. Aggregate Bond     Investment Grade
  Date      Class A Shares    Class B Shares    Class C Shares         Index(1)        Debt Funds Index(1)

12/31/01   $          9525   $         10000   $         10000   $             10000   $             10000
    1/02              9615             10090             10090                 10081                 10072
    2/02              9706             10180             10180                 10179                 10170
    3/02              9543             10003             10003                 10009                  9993
    4/02              9680             10140             10140                 10203                 10173
    5/02              9752             10208             10208                 10290                 10257
    6/02              9823             10276             10276                 10379                 10250
    7/02              9914             10364             10364                 10504                 10291
    8/02             10064             10515             10515                 10682                 10489
    9/02             10186             10636             10636                 10855                 10604
   10/02             10123             10562             10562                 10805                 10563
   11/02             10147             10581             10581                 10802                 10613
   12/02             10339             10774             10774                 11025                 10829
    1/03             10364             10793             10793                 11035                 10863
    2/03             10497             10936             10936                 11188                 11018
    3/03             10500             10921             10921                 11179                 11019
    4/03             10634             11054             11054                 11271                 11148
    5/03             10837             11258             11258                 11481                 11356
    6/03             10829             11243             11243                 11459                 11353
    7/03             10488             10883             10883                 11073                 10970
    8/03             10551             10941             10941                 11147                 11054
    9/03             10817             11210             11210                 11442                 11351
   10/03             10738             11122             11122                 11335                 11271
   11/03             10771             11150             11150                 11362                 11300
   12/03             10869             11244             11244                 11478                 11415
    1/04             10984             11356             11356                 11570                 11506
    2/04             11077             11446             11446                 11696                 11618
    3/04             11171             11536             11536                 11783                 11702
    4/04             10941             11291             11291                 11477                 11421
    5/04             10909             11251             11251                 11431                 11364
    6/04             10969             11305             11305                 11495                 11417
    7/04             11060             11392             11392                 11609                 11525
    8/04             11246             11576             11576                 11831                 11732
    9/04             11263             11587             11587                 11863                 11763
   10/04             11354             11674             11674                 11962                 11856
   11/04             11276             11586             11586                 11867                 11781
   12/04             11360             11666             11654                 11976                 11904
    1/05             11409             11709             11709                 12051                 11968
    2/05             11361             11652             11652                 11980                 11918
    3/05             11315             11597             11597                 11919                 11847
    4/05             11467             11747             11747                 12080                 11993
    5/05             11578             11851             11851                 12211                 12119
    6/05             11644             11912             11912                 12277                 12190
    7/05             11567             11826             11826                 12165                 12095
    8/05             11700             11955             11955                 12321                 12246
    9/05             11600             11846             11846                 12194                 12122
   10/05             11523             11749             11749                 12098                 12022
   11/05             11565             11796             11796                 12151                 12066
   12/05             11658             11883             11883                 12267                 12176
    1/06             11675             11882             11882                 12268                 12191
    2/06             11704             11915             11915                 12308                 12227
====================================================================================================================================

(1)   Lipper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    3/06             11610             11812             11812                 12188                 12109
    4/06             11584             11778             11779                 12165                 12092
    5/06             11582             11768             11768                 12152                 12079
    6/06             11604             11782             11782                 12178                 12092
    7/06             11755             11928             11928                 12343                 12260
    8/06             11917             12086             12074                 12532                 12444
    9/06             12023             12185             12185                 12642                 12548
   10/06             12088             12243             12243                 12726                 12633
   11/06             12212             12350             12350                 12873                 12779
   12/06             12149             12278             12278                 12798                 12719
    1/07             12139             12272             12272                 12793                 12707
    2/07             12342             12469             12470                 12990                 12912
    3/07             12357             12477             12477                 12991                 12908
    4/07             12407             12521             12521                 13061                 12973
    5/07             12317             12420             12421                 12962                 12863
    6/07             12286             12381             12381                 12924                 12810
    7/07             12363             12451             12464                 13031                 12881
    8/07             12416             12497             12497                 13191                 12997
    9/07             12480             12552             12552                 13291                 13136
   10/07             12572             12649             12649                 13411                 13223
   11/07             12631             12688             12688                 13652                 13394
   12/07             12651             12714             12714                 13690                 13410
    1/08             12741             12784             12784                 13920                 13633
    2/08             12613             12647             12647                 13939                 13565
    3/08             12592             12619             12632                 13987                 13425
    4/08             12711             12730             12730                 13958                 13495
    5/08             12707             12717             12717                 13855                 13389
    6/08             12652             12654             12654                 13844                 13278
    7/08             12617             12613             12626                 13833                 13150
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (12/31/01)                 3.60%   CLASS A SHARES
   5 Years                           2.76    Inception(12/31/01)                  3.68%
   1 Year                           -2.78       5 Years                           2.17
                                                1 Year                           -1.95
CLASS B SHARES
Inception (12/31/01)                 3.59%   CLASS B SHARES
   5 Years                           2.66    Inception(12/31/01)                  3.69%
   1 Year                           -3.48       5 Years                           2.05
                                                1 Year                           -2.66
CLASS C SHARES
Inception (12/31/01)                 3.61%   CLASS C SHARES
   5 Years                           3.02    Inception(12/31/01)                  3.69%
   1 Year                            0.37       5 Years                           2.39
                                                1 Year                            1.23
CLASS R SHARES
Inception                            4.13%   CLASS R SHARES
   5 Years                           3.51    Inception                            4.22%
   1 Year                            1.83       5 Years                           2.89
                                                1 Year                            2.71
==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      THE EXPENSE RATIOS PRESENTED IN OTHER
30, 2004. RETURNS SINCE THAT DATE ARE        SECTIONS OF THIS REPORT THAT ARE BASED ON
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    EXPENSES INCURRED DURING THE PERIOD
BLENDED RETURNS OF HISTORICAL CLASS R        COVERED BY THIS REPORT.
SHARE PERFORMANCE AND RESTATED CLASS A
SHARE PERFORMANCE (FOR PERIODS PRIOR TO         CLASS A SHARE PERFORMANCE REFLECTS THE
THE INCEPTION DATE OF CLASS R SHARES) AT     MAXIMUM 4.75% SALES CHARGE, AND CLASS B
NET ASSET VALUE, ADJUSTED TO REFLECT THE     AND CLASS C SHARE PERFORMANCE REFLECTS THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   APPLICABLE CONTINGENT DEFERRED SALES
R SHARES. CLASS A SHARES' INCEPTION DATE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
IS DECEMBER 31, 2001.                        CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   THE PERFORMANCE DATA QUOTED REPRESENT     THE BEGINNING OF THE SEVENTH YEAR. THE
PAST PERFORMANCE AND CANNOT GUARANTEE        CDSC ON CLASS C SHARES IS 1% FOR THE
COMPARABLE FUTURE RESULTS; CURRENT           FIRST YEAR AFTER PURCHASE. CLASS R SHARES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   DO NOT HAVE A FRONT-END SALES CHARGE;
VISIT INVESCOAIM.COM FOR THE MOST RECENT     RETURNS SHOWN ARE AT NET ASSET VALUE AND
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   DO NOT REFLECT A 0.75% CDSC THAT MAY BE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    IMPOSED ON A TOTAL REDEMPTION OF
IN NET ASSET VALUE AND THE EFFECT OF THE     RETIREMENT PLAN ASSETS WITHIN THE FIRST
MAXIMUM SALES CHARGE UNLESS OTHERWISE        YEAR.
STATED. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE       THE PERFORMANCE OF THE FUND'S SHARE
A GAIN OR LOSS WHEN YOU SELL SHARES.         CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE NET ANNUAL FUND OPERATING EXPENSE     CLASS EXPENSES.
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT        HAD THE ADVISOR NOT WAIVED FEES AND/ OR
FOR CLASS A, CLASS B, CLASS C AND CLASS R    REIMBURSED EXPENSES, PERFORMANCE WOULD
SHARES WAS 1.01%, 1.76%, 1.76% AND 1.26%,    HAVE BEEN LOWER.
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
OPERATING EXPENSE RATIO SET FORTH IN THE     (1) Total annual operating expenses less
MOST RECENT FUND PROSPECTUS AS OF THE DATE       any contractual fee waivers and/or
OF THIS REPORT FOR CLASS A, CLASS B, CLASS       expense reimbursements by the advisor
C AND CLASS R SHARES WAS 1.20%, 1.95%,           in effect through at least June
1.95% AND 1.45%, RESPECTIVELY. THE EXPENSE       30, 2009. See current prospectus for
RATIOS PRESENTED ABOVE MAY VARY FROM             more information.


7   AIM CORE BOND FUND

AIM CORE BOND FUND'S INVESTMENT OBJECTIVE IS MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                             not complete the transaction with the     o  The Fund is not managed to track the
                                                Fund.                                        performance of any particular index,
o  Effective September 30, 2003, only                                                        including the indexes defined here, and
   previously established qualified plans    o  There is no guarantee that the               consequently, the performance of the
   are eligible to purchase Class B shares      investment techniques and risk analyses      Fund may deviate significantly from the
   of any AIM fund.                             used by the Fund's portfolio managers        performance of the indexes.
                                                will produce the desired results.
o  Class R shares are available only to                                                   o  A direct investment cannot be made in
   certain retirement plans. Please see      o  The prices of securities held by the         an index. Unless otherwise indicated,
   the prospectus for more information.         Fund may decline in response to market       index results include reinvested
                                                risks.                                       dividends, and they do not reflect
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                     sales charges. Performance of an index
                                             o  Reinvestment risk is the risk that a         of funds reflects fund expenses;
o  Credit Risk is the risk of loss on an        bond's cash flows will be reinvested at      performance of a market index does not.
   investment due to the deterioration of       an interest rate below that on the
   an issuer's financial health. Such a         original bond.                            OTHER INFORMATION
   deterioration of financial health may
   result in a reduction of the credit       o  The Fund may invest in obligations        o  The Chartered Financial Analyst--
   rating of the issuer's securities and        issued by agencies and                       registered trademark-- (CFA--registered
   may lead to the issuer's inability to        instrumentalities of the U.S.                trademark--) designation is a globally
   honor its contractual obligations,           government that may vary in the level        recognized standard for measuring the
   including making timely payment of           of support they receive from the U.S.        competence and integrity of investment
   interest and principal.                      government. The U.S. government may          professionals.
                                                choose not to provide financial support
o  Dollar-roll transactions involve the         to U.S. government-sponsored agencies     o  The returns shown in the management's
   risk that the market value of                or instrumentalities if it is not            discussion of Fund performance are
   securities to be purchased by the Fund       legally obligated to do so. In this          based on net asset values calculated
   may decline below the price at which         case, if the issuer defaulted, the fund      for shareholder transactions. Generally
   the Fund is obligated to repurchase the      holding securities of such issuer might      accepted accounting principles require
   securities or that the other party may       not be able to recover its investment        adjustments to be made to the net
   default on its obligation, such that         from the U.S. government.                    assets of the Fund at period end for
   the Fund is delayed or prevented from                                                     financial reporting purposes, and as
   completing the transaction.               o  Foreign securities have additional           such, the net asset values for
                                                risks, including exchange rate changes,      shareholder transactions and the
o  High-coupon, U.S. government agency          political and economic upheaval, the         returns based on those net asset values
   mortgage-backed securities provide a         relative lack of information,                may differ from the net asset values
   higher coupon than current prevailing        relatively low market liquidity, and         and returns reported in the Financial
   market interest rates, and the Fund may      the potential lack of strict financial       Highlights.
   purchase such securities at a premium.       and accounting controls and standards.
   If these securities experience a faster                                                o  Industry classifications used in this
   principal prepayment rate than            ABOUT INDEXES USED IN THIS REPORT               report are generally according to the
   expected, both the market value and                                                       Global Industry Classification
   income from such securities will          o  The LEHMAN BROTHERS U.S. AGGREGATE BOND      Standard, which was developed by and is
   decrease.                                    INDEX covers U.S. investment-grade           the exclusive property and a service
                                                fixed-rate bonds with components for         mark of Morgan Stanley Capital
o  Interest rate risk refers to the risk        government and corporate securities,         International Inc. and Standard &
   that bond prices generally fall as           mortgage pass-throughs, and                  Poor's.
   interest rates rise; conversely, bond        asset-backed securities.
   prices generally rise as interest rates
   fall.                                     o  The LIPPER INTERMEDIATE INVESTMENT
                                                GRADE DEBT FUNDS INDEX is an equally
o  The Fund may use enhanced investment         weighted representation of the largest
   techniques such as leveraging and            funds in the Lipper Intermediate
   derivatives. Leveraging entails risks        Investment Grade Debt Funds category.
   such as magnifying changes in the value      These funds invest at least 65% of
   of the portfolio's securities.               assets in investment-grade debt issues
   Derivatives are subject to counterparty      (rated in the top four grades) with
   risk - the risk that the other party         dollar-weighted average maturities of
   will                                         five to ten years.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================   Class A Shares                       TBRAX
                                                                                          Class B Shares                       TBRDX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class C Shares                       TBRCX
                                                                                          Class R Shares                       TBRRX


8   AIM Core Bond Fund

SCHEDULE OF INVESTMENTS(a)

July 31, 2008




                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------

BONDS & NOTES-72.46%

AEROSPACE & DEFENSE-0.49%

Systems 2001 Asset Trust LLC
  (United Kingdom)-Series 2001, Class G,
  Jr. Sec. Pass Through Ctfs., (INS-MBIA
  Insurance Corp.)
  6.66%, 09/15/13 (Acquired 02/09/05-05/22/08;
  Cost $2,129,061)(b)(c)(d)(e)                       $ 2,008,097    $   2,103,683
=================================================================================


AGRICULTURAL PRODUCTS-0.48%

Corn Products International Inc.,
  Sr. Unsec. Notes,
  8.45%, 08/15/09(f)                                   2,000,000        2,064,160
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.93%

Bank of New York Institutional
  Capital Trust-Series A,
  Jr. Sub. Trust Pfd. Capital Securities,
  7.78%, 12/01/26(c)(f)                                3,900,000        3,976,986
=================================================================================


BROADCASTING & CABLE TV-3.27%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(f)                                   2,568,000        3,100,757
---------------------------------------------------------------------------------
Comcast Corp.,
  Unsec. Gtd. Unsub. Global Bonds,
  6.40%, 05/15/38(f)                                     950,000          867,626
---------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes,
  5.70%, 05/15/18(f)                                   1,430,000        1,359,816
---------------------------------------------------------------------------------
Comcast Holdings Corp.,
  Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(f)                                  1,725,000        1,998,654
---------------------------------------------------------------------------------
Cox Communications Inc.,
  Unsec. Notes,
  3.88%, 10/01/08(f)                                     200,000          200,000
---------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(c)(f)                                  483,000          510,468
---------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12(f)                                  5,250,000        5,929,612
=================================================================================
                                                                       13,966,933
=================================================================================


COMPUTER & ELECTRONICS RETAIL-0.48%

Best Buy Co., Inc.,
  Sr. Unsec. Unsub. Notes,
  6.75%, 07/15/13(c)(f)                                2,010,000        2,035,728
=================================================================================


CONSUMER FINANCE-1.63%

American Express Credit Corp.,
  Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.86%, 05/27/10(f)(g)                                  890,000          890,445
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  5.88%, 05/02/13(f)                                   1,250,000        1,229,537
---------------------------------------------------------------------------------
Capital One Capital III,
  Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(f)                                     660,000          490,723
---------------------------------------------------------------------------------
HSBC America Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  7.81%, 12/15/26(c)(f)                                1,500,000        1,489,935
---------------------------------------------------------------------------------
MBNA Capital-Series A,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.28%, 12/01/26(f)                                     170,000          172,407
---------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.88%, 03/16/09(c)(f)(g)                             1,100,000        1,053,227
---------------------------------------------------------------------------------
  Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  3.95%, 08/15/08(f)                                   1,655,000        1,653,726
=================================================================================
                                                                        6,980,000
=================================================================================


DEPARTMENT STORES-1.49%

Macys Retail Holdings Inc.,
  Gtd. Notes,
  7.88%, 07/15/15(f)                                   1,500,000        1,518,495
---------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09(f)                                   4,815,000        4,821,500
=================================================================================
                                                                        6,339,995
=================================================================================


DIVERSIFIED BANKS-15.06%

ANZ Capital Trust I,
  Sub. First Tier Bonds,
  4.48%(c)(f)(h)                                       2,725,000        2,658,510
---------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29(c)(f)                                  750,000          785,025
---------------------------------------------------------------------------------
BankAmerica Institutional,
  Series A, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.07%, 12/31/26(c)(f)                                4,780,000        4,890,657
---------------------------------------------------------------------------------
  Series B, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  7.70%, 12/31/26(c)(f)                                6,530,000        6,448,179
---------------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes,
  5.92%(f)(h)                                          3,050,000        2,309,521
---------------------------------------------------------------------------------
Centura Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(c)(f)                                  300,000          300,489
---------------------------------------------------------------------------------
First Empire Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.23%, 02/01/27(f)                         195,000          168,878
---------------------------------------------------------------------------------
First Union Capital I-Series A,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  7.94%, 01/15/27(f)                                  16,290,000       15,333,451
---------------------------------------------------------------------------------
First Union Institutional Capital I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.04%, 12/01/26(f)                                   6,890,000        6,551,908
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

HBOS PLC (United Kingdom),
  Sub. Notes,
  6.75%, 05/21/18(c)(f)                              $ 1,000,000    $     888,300
---------------------------------------------------------------------------------
Lloyds TSB Bank PLC
  (United Kingdom)-Series 1, Unsec. Sub.
  Floating Rate Euro Notes,
  3.50%(f)(g)(h)                                         300,000          193,716
---------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd.
  (Cayman Islands), Jr. Unsec. Gtd. Sub.
  Second Tier Euro Bonds,
  8.38%(f)(h)                                          1,335,000        1,341,303
---------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  3.19%, 08/29/87(e)(g)                                   70,000           45,150
---------------------------------------------------------------------------------
National City Bank,
  Sr. Unsec. Floating Rate Notes,
  2.88%, 02/02/09(f)(g)                                2,350,000        2,238,868
---------------------------------------------------------------------------------
National Westminster Bank PLC
  (United Kingdom)-Series B, Unsec. Sub.
  Floating Rate Euro Notes,
  3.25%(f)(g)(h)                                         100,000           65,500
---------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg),
  Euro Notes,
  6.50%, 08/11/08(f)                                     830,000          829,960
---------------------------------------------------------------------------------
RBS Capital Trust III,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Global Capital Securities,
  5.51%(f)(h)                                            330,000          269,197
---------------------------------------------------------------------------------
Republic New York Capital I,
  Gtd. Trust Pfd. Capital Securities,
  7.75%, 11/15/26(f)                                   5,090,000        4,839,776
---------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB (Sweden),
  Jr. Unsec. Sub. Notes,
  7.50%(c)(f)(h)                                         600,000          600,532
---------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.96%, 03/01/09(f)                                   1,340,000        1,284,966
---------------------------------------------------------------------------------
U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(f)                                   1,777,496        1,830,501
---------------------------------------------------------------------------------
VTB Capital S.A. (Luxembourg),
  Sr. Sec. Unsub. Floating Rate Notes,
  4.48%, 11/02/09(c)(f)(g)                             4,000,000        3,958,400
---------------------------------------------------------------------------------
Wachovia Capital Trust I,
  Sub. Trust Pfd. Capital Securities,
  7.64%, 01/15/27(c)(f)                                4,585,000        4,191,836
---------------------------------------------------------------------------------
Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  7.97%, 06/01/27(c)(f)                                2,410,000        2,273,642
=================================================================================
                                                                       64,298,265
=================================================================================


DIVERSIFIED CAPITAL MARKETS-0.26%

UBS AG (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18(f)                                   1,200,000        1,123,440
=================================================================================


DIVERSIFIED CHEMICALS-0.21%

Union Carbide Corp.,
  Sr. Unsec. Notes,
  6.70%, 04/01/09(f)                                     910,000          910,337
=================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.75%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(c)(f)                                2,000,000        1,530,560
---------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(c)(f)                                1,810,000        1,686,377
=================================================================================
                                                                        3,216,937
=================================================================================


DIVERSIFIED METALS & MINING-0.07%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  7.00%, 05/15/09(f)                                     303,000          309,748
=================================================================================


ELECTRIC UTILITIES-0.41%

Entergy Gulf States Inc.,
  Sec. Floating Rate First Mortgage Bonds,
  3.43%, 12/08/08(c)(f)(g)                               614,000          612,557
---------------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series G,
  Sr. Unsec. Notes,
  7.75%, 10/01/08(f)                                     620,000          623,813
---------------------------------------------------------------------------------
PECO Energy Co.,
  Sec. First Mortgage Bonds,
  5.95%, 11/01/11(f)                                     500,000          517,210
=================================================================================
                                                                        1,753,580
=================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.22%

Waste Management Inc.,
  Sr. Unsec. Unsub. Notes,
  6.50%, 11/15/08(f)                                     945,000          950,084
=================================================================================


GAS UTILITIES-1.05%

Panhandle Eastern Pipeline Co.,
  Sr. Unsec. Global Notes,
  4.80%, 08/15/08(f)                                   1,640,000        1,640,098
---------------------------------------------------------------------------------
Southern Union Co.,
  Sr. Unsec. Notes,
  6.09%, 02/16/10(f)                                   2,830,000        2,852,584
=================================================================================
                                                                        4,492,682
=================================================================================


GOLD-0.07%

Newmont Gold Co.-Series A1,
  Sec. Pass Through Ctfs.,
  8.91%, 01/05/09(f)                                     296,790          302,524
=================================================================================


HOMEBUILDING-0.94%

Centex Corp.,
  Sr. Unsec. Notes,
  4.88%, 08/15/08(f)                                   2,535,000        2,535,406
---------------------------------------------------------------------------------
D.R. Horton Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  5.00%, 01/15/09(f)                                   1,510,000        1,491,125
=================================================================================
                                                                        4,026,531
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-0.11%

ITT Corp.,
  Sr. Unsec. Deb.,
  8.55%, 06/15/09(f)                                 $   450,000    $     467,680
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.08%

AT&T Inc.,
  Sr. Unsec. Global Notes,
  4.95%, 01/15/13(f)                                   1,270,000        1,271,550
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.40%, 05/15/38(f)                                   1,660,000        1,590,728
---------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands),
  Sr. Unsec. Gtd. Unsub. Floating Rate
  Global Bonds,
  2.98%, 03/23/09(f)(g)                                  185,000          184,122
---------------------------------------------------------------------------------
Pacific Telecom Inc.-Series C,
  Sr. Unsec. Gtd. Medium-Term Notes,
  7.14%, 11/04/08(f)                                   1,285,000        1,293,070
---------------------------------------------------------------------------------
Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  7.20%, 10/15/26(f)                                   1,493,000        1,483,803
---------------------------------------------------------------------------------
Verizon New York Inc.,
  Sr. Unsec. Bonds,
  7.00%, 12/01/33(f)                                   2,280,000        2,210,095
---------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
  Sr. Unsec. Global Bonds,
  4.63%, 03/15/13(f)                                   3,646,000        3,519,119
---------------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Sr. Unsec. Deb.,
  6.50%, 11/15/13(f)                                   1,594,000        1,614,292
=================================================================================
                                                                       13,166,779
=================================================================================


INTERNET RETAIL-0.18%

Expedia, Inc.,
  Sr. Unsec. Gtd. Putable Global Notes,
  7.46%, 08/15/13(f)                                     790,000          746,550
=================================================================================


INVESTMENT BANKING & BROKERAGE-3.43%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes,
  3.19%, 07/19/10(f)(g)                                2,290,000        2,268,886
---------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(f)                                     660,000          637,586
---------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(f)                                   1,450,000        1,298,330
---------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  5.88%, 06/08/14(f)                                   2,710,000        2,507,753
---------------------------------------------------------------------------------
  6.45%, 06/08/27(f)                                     840,000          652,319
---------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Series H,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.88%, 10/22/08(f)(g)(n)                               400,000          393,716
---------------------------------------------------------------------------------
  Series I,
  Sr. Floating Rate Medium-Term Notes,
  2.51%, 11/24/08(f)(g)(n)                               500,000          494,425
---------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18(f)                                   1,930,000        1,823,541
---------------------------------------------------------------------------------
  Series C,
  Sr. Unsec. Medium-Term Global Notes,
  5.45%, 02/05/13(f)                                   3,530,000        3,297,867
---------------------------------------------------------------------------------
Morgan Stanley,
  Series F, Sr. Unsec. Medium-Term
  Global Notes,
  5.95%, 12/28/17(f)                                   1,430,000        1,264,950
=================================================================================
                                                                       14,639,373
=================================================================================


LIFE & HEALTH INSURANCE-1.32%

Pacific Life Global Funding,
  Notes,
  5.15%, 04/15/13(c)(f)                                1,385,000        1,376,967
---------------------------------------------------------------------------------
Prudential Financial, Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38(f)                                   1,640,000        1,593,375
---------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B,
  Sr. Sec. Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23(b)(c)(f)                             2,510,000        2,685,072
=================================================================================
                                                                        5,655,414
=================================================================================


MANAGED HEALTH CARE-0.48%

UnitedHealth Group Inc.,
  Sr. Unsec. Notes,
  4.88%, 02/15/13(f)                                   2,120,000        2,035,730
=================================================================================


MOVIES & ENTERTAINMENT-0.16%

Time Warner Cable, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 07/01/18(f)                                     655,000          662,834
=================================================================================


MULTI-LINE INSURANCE-2.14%

American International Group, Inc.,
  Jr. Sub. Deb.,
  8.18%, 05/15/58(c)(f)                                1,000,000          908,570
---------------------------------------------------------------------------------
International Lease Finance Corp.,
  Sr. Unsec. Global Notes,
  6.38%, 03/15/09(f)                                   3,940,000        3,913,957
---------------------------------------------------------------------------------
Liberty Mutual Group,
  Jr. Gtd. Sub. Notes,
  10.75%, 06/15/58(c)(f)                                 965,000          910,844
---------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
  Sr. Sec. Notes,
  5.13%, 04/10/13(c)(f)                                3,460,000        3,422,390
=================================================================================
                                                                        9,155,761
=================================================================================


MULTI-SECTOR HOLDINGS-0.93%

Capmark Financial Group, Inc.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  3.37%, 05/10/10(f)(g)                                5,620,000        3,964,910
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
MULTI-UTILITIES-0.56%

Dominion Resources Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  7.83%, 12/01/27(f)                                 $ 1,930,000    $   1,949,551
---------------------------------------------------------------------------------
Virginia Electric and Power Co.-Series F,
  Sr. Unsec. Medium-Term Notes,
  5.73%, 11/25/08(f)                                     427,000          429,955
=================================================================================
                                                                        2,379,506
=================================================================================


OFFICE ELECTRONICS-0.27%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13(f)                                   1,150,000        1,143,238
=================================================================================


OIL & GAS DRILLING-0.20%

Transocean Inc. (Cayman Islands),
  Sr. Unsec. Unsub. Floating Rate
  Yankee Notes,
  2.87%, 09/05/08(f)(g)                                  865,000          864,412
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.00%

Pemex Project Funding Master Trust,
  Sr. Unsec. Gtd. Global Notes,
  6.13%, 08/15/08(f)                                      19,000           18,953
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-8.09%

Allstate Life Global Funding Trusts,
  Medium-Term Global Notes,
  5.38%, 04/30/13(f)                                   1,670,000        1,674,375
---------------------------------------------------------------------------------
BankAmerica Capital II-Series 2,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.00%, 12/15/26(f)                                     819,000          824,659
---------------------------------------------------------------------------------
BankAmerica Capital III,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  3.36%, 01/15/27(f)(g)                                1,450,000        1,053,073
---------------------------------------------------------------------------------
Citigroup Inc.
  Series E, Jr. Sub. Notes,
  8.40%(f)(h)                                          1,645,000        1,435,065
---------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
  4.75%, 05/01/13(f)                                   1,435,000        1,388,262
---------------------------------------------------------------------------------
  Series 1,
  Jr. Unsec. Sub. Notes,
  7.90%(f)(h)                                          1,660,000        1,545,775
---------------------------------------------------------------------------------
Lazard Group,
  Sr. Unsec. Global Notes,
  6.85%, 06/15/17(f)                                     875,000          757,024
---------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
  Notes,
  4.69%, 11/14/08(c)(f)                                6,390,000        6,410,959
---------------------------------------------------------------------------------
NB Capital Trust II,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  7.83%, 12/15/26(f)                                   3,924,000        3,711,005
---------------------------------------------------------------------------------
NB Capital Trust IV,
  Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.25%, 04/15/27(f)                                   6,470,000        6,422,834
---------------------------------------------------------------------------------
North Fork Capital Trust II,
  Jr. Gtd. Sub. Trust Pfd. Capital
  Pass Through Securities,
  8.00%, 12/15/27(f)                                   2,440,000        2,058,555
---------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United Kingdom),
  Gtd. Sub. Euro Bonds,
  8.00%(f)(h)                                          1,750,000        1,640,625
---------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Sr. Unsec. Global Bonds,
  9.69%, 08/15/09(f)                                   2,443,250        2,489,085
---------------------------------------------------------------------------------
Regional Diversified Funding,
  Sr. Notes,
  9.25%, 03/15/30(c)(f)                                1,433,333        1,598,797
---------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands)-Class A-1a,
  Sr. Sec. Floating Rate Notes,
  3.13%, 01/25/36 (Acquired 03/21/05; Cost
  $396,218)(c)(e)(f)(g)                                  396,218          300,185
---------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.46% (Acquired 12/07/04-10/03/06; Cost
  $1,104,600)(c)(e)(f)(g)(h)                           1,110,000          112,388
---------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.66% (Acquired 11/10/06; Cost
  $971,145)(c)(e)(f)(g)(h)                               970,000           40,013
---------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
  Unsec. Gtd. Sub. Euro Bonds,
  8.75%(f)(h)                                            470,000          470,517
---------------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(c)(f)                                  648,339          621,024
=================================================================================
                                                                       34,554,220
=================================================================================


PACKAGED FOODS & MEATS-0.80%

Cadbury Schweppes U.S. Finance LLC,
  Sr. Unsec. Gtd. Notes,
  3.88%, 10/01/08(c)(f)                                  300,000          299,649
---------------------------------------------------------------------------------
Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.13%, 08/23/18(f)                                   1,605,000        1,567,218
---------------------------------------------------------------------------------
  6.88%, 01/26/39(f)                                   1,605,000        1,552,886
=================================================================================
                                                                        3,419,753
=================================================================================


PAPER PACKAGING-0.83%

Packaging Corp. of America,
  Unsec. Unsub. Global Notes,
  4.38%, 08/01/08(f)                                   3,540,000        3,539,504
=================================================================================


PAPER PRODUCTS-0.09%

International Paper Co.,
  Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12(f)                                     430,000          398,060
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-4.13%

Chubb Corp. (The),
  Sr. Notes,
  5.75%, 05/15/18(f)                                 $   660,000    $     636,458
---------------------------------------------------------------------------------
  Series 1,
  Sr. Notes,
  6.50%, 05/15/38(f)                                     660,000          628,742
---------------------------------------------------------------------------------
CNA Financial Corp.,
  Sr. Unsec. Unsub. Notes,
  6.60%, 12/15/08(f)                                   6,252,000        6,281,885
---------------------------------------------------------------------------------
First American Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.50%, 04/15/12(f)                                   3,265,000        3,171,915
---------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs.,
  5.81%, 12/15/24(c)(f)                                  900,000          837,099
---------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds,
  8.00%, 09/15/34(c)(f)                                2,197,000        1,915,279
---------------------------------------------------------------------------------
Oil Insurance Ltd.,
  Notes,
  7.56%(c)(f)(h)                                       4,285,000        3,750,746
---------------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia),
  Gtd. Sub. Bonds,
  6.80%(c)(f)(h)                                         250,000          201,742
---------------------------------------------------------------------------------
Travelers Cos. Inc. (The),
  Series C, Sr. Unsec. Unsub. Medium-Term Notes,
  6.38%, 12/15/08(f)                                     200,000          201,774
=================================================================================
                                                                       17,625,640
=================================================================================


REGIONAL BANKS-5.40%

Banponce Trust I-Series A,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.33%, 02/01/27(f)                                   2,000,000        1,910,260
---------------------------------------------------------------------------------
Cullen/Frost Capital Trust I,
  Jr. Unsec. Gtd. Sub. Floating Rate Deb.,
  4.23%, 03/01/34(f)(g)                                2,925,000        2,727,416
---------------------------------------------------------------------------------
PNC Capital Trust C,
  Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  3.25%, 06/01/28(f)(g)                                  125,000          104,505
---------------------------------------------------------------------------------
PNC Preferred Funding Trust I,
  Sr. Unsec. Notes,
  8.70%(c)(f)(h)                                       2,000,000        2,017,040
---------------------------------------------------------------------------------
Popular North America Inc.,
  Series E,
  Sr. Unsec. Gtd. Unsub. Medium-Term Notes,
  3.88%, 10/01/08(f)                                   5,500,000        5,505,610
---------------------------------------------------------------------------------
  Series F,
  Sr. Unsec. Gtd. Medium-Term Notes,
  5.65%, 04/15/09(f)                                     735,000          722,380
---------------------------------------------------------------------------------
Silicon Valley Bank,
  Sr. Unsec. Unsub. Notes,
  5.70%, 06/01/12(f)                                   3,800,000        3,536,812
---------------------------------------------------------------------------------
  Unsec. Sub. Notes,
  6.05%, 06/01/17(f)                                   1,510,000        1,303,825
---------------------------------------------------------------------------------
TCF National Bank, Sub. Notes,
  5.00%, 06/15/14(f)                                     125,000          122,907
---------------------------------------------------------------------------------
US AgBank FCB-Series 1,
  Notes,
  6.11%(c)(f)(h)                                       1,000,000          721,560
---------------------------------------------------------------------------------
Western Financial Bank,
  Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12(f)                                   4,286,000        4,404,208
=================================================================================
                                                                       23,076,523
=================================================================================


REINSURANCE-0.10%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-07/19/07 Cost
  $2,276,120)(c)(e)(f)                                 2,400,000          420,000
=================================================================================


SPECIALIZED FINANCE-1.00%

CIT Group Inc.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.75%, 08/15/08(f)                                   1,770,000        1,761,185
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Floating Rate Notes,
  2.82%, 08/18/08(g)                                   2,500,000        2,495,991
=================================================================================
                                                                        4,257,176
=================================================================================


SPECIALIZED REIT'S-0.84%

HCP, Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.23%, 09/15/08(f)(g)                                1,550,000        1,547,018
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.70%, 01/30/18(f)                                   1,370,000        1,207,874
---------------------------------------------------------------------------------
Health Care REIT Inc.,
  Sr. Unsec. Notes,
  5.88%, 05/15/15(f)                                     905,000          823,369
=================================================================================
                                                                        3,578,261
=================================================================================


SPECIALTY CHEMICALS-0.25%

ICI Wilmington Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  4.38%, 12/01/08(f)                                     382,000          382,317
---------------------------------------------------------------------------------
Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(f)                                     350,000          345,520
---------------------------------------------------------------------------------
  6.05%, 05/01/17(f)                                     350,000          329,788
=================================================================================
                                                                        1,057,625
=================================================================================


STEEL-0.47%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  5.65%, 06/01/13(f)                                   2,070,000        2,015,518
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-3.93%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes,
  2.93%, 01/05/09(f)(g)                              $ 3,120,000    $   3,081,000
---------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Medium-Term
  Global Notes,
  5.80%, 06/07/12(f)                                   1,940,000        1,794,500
---------------------------------------------------------------------------------
  Series B,
  Sr. Unsec. Gtd. Floating Rate Conv.
  Putable Global Notes,
  0.43%, 05/15/09(f)(g)                                3,285,000        3,080,706
---------------------------------------------------------------------------------
PMI Capital I-Series A,
  Gtd. Trust Pfd. Capital Securities,
  8.31%, 02/01/27(f)                                   1,000,000          769,310
---------------------------------------------------------------------------------
Washington Mutual, Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.74%, 08/25/08(f)(g)                                7,400,000        7,268,650
---------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  4.50%, 08/25/08(f)                                     790,000          784,106
=================================================================================
                                                                       16,778,272
=================================================================================


TOBACCO-1.00%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  4.88%, 05/16/13(f)                                   2,080,000        2,043,849
---------------------------------------------------------------------------------
  5.65%, 05/16/18(f)                                   2,310,000        2,242,063
=================================================================================
                                                                        4,285,912
=================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.12%

Western Power Distribution Holdings Ltd.
  (United Kingdom),
  Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(c)(f)                                  450,000          506,596
=================================================================================


TRUCKING-1.19%

Roadway Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(f)                                   3,425,000        3,411,060
---------------------------------------------------------------------------------
Stagecoach Transport Holdings PLC
  (United Kingdom),
  Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(f)                                   1,570,000        1,651,075
=================================================================================
                                                                        5,062,135
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.55%

Alamosa Delaware Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 01/31/12(f)                                   6,250,000        6,171,000
---------------------------------------------------------------------------------
Nextel Communications, Inc.-Series D,
  Sr. Unsec. Gtd. Notes,
  7.38%, 08/01/15(f)                                   5,981,000        4,650,347
---------------------------------------------------------------------------------
Sprint Nextel Corp.,
  Sr. Unsec. Bonds,
  9.25%, 04/15/22(f)                                   1,694,000        1,582,569
---------------------------------------------------------------------------------
US Unwired Inc.-Series B,
  Sec. Gtd. Unsub. Second Priority Global Notes,
  10.00%, 06/15/12(f)                                  2,692,000        2,733,591
=================================================================================
                                                                       15,137,507
=================================================================================
     Total Bonds & Notes (Cost $329,108,448)                          309,465,455
=================================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-38.47%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.06%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(f)                       2,248,700        2,281,085
---------------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/37(f)                          84,008           84,814
---------------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/34(f)(i)                      437,253          452,175
---------------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(f)                       5,542,182        5,891,810
---------------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(f)                       2,128,431        2,331,888
---------------------------------------------------------------------------------
  5.00%, 07/01/34(f)                                   1,547,448        1,477,104
---------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/38(f)(j)                               11,420,000       10,836,507
---------------------------------------------------------------------------------
  5.50%, 08/01/38(f)(j)                               22,539,000       22,035,389
---------------------------------------------------------------------------------
  6.00%, 08/01/38(f)(j)                               18,826,000       18,923,067
=================================================================================
                                                                       64,313,839
=================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-20.81%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37(f)                         333,705          335,599
---------------------------------------------------------------------------------
  7.50%, 11/01/15 to 08/01/36(f)                       2,809,155        3,014,585
---------------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/34(f)(i)                    3,534,547        3,724,233
---------------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/37(f)                       1,195,228        1,240,027
---------------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(f)(i)                    1,227,249        1,217,872
---------------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/21(f)                         568,466          574,753
---------------------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32(f)(i)                       44,268           47,742
---------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/23 to 08/01/38(f)(j)                   31,782,000       31,326,623
---------------------------------------------------------------------------------
  6.00%, 08/01/23 to 08/01/38(f)(j)                   19,245,000       19,440,902
---------------------------------------------------------------------------------
  5.00%, 08/01/38(f)(j)                               16,000,000       15,192,496
---------------------------------------------------------------------------------
  6.50%, 08/01/38(f)(j)                                8,000,000        8,213,752
---------------------------------------------------------------------------------
  7.00%, 08/01/38(f)(j)                                4,349,000        4,548,784
=================================================================================
                                                                       88,877,368
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-2.60%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(f)                     $   110,951    $     119,243
---------------------------------------------------------------------------------
  8.50%, 02/15/25(f)                                      29,654           32,732
---------------------------------------------------------------------------------
  8.00%, 08/15/25(f)                                       4,648            5,080
---------------------------------------------------------------------------------
  6.56%, 01/15/27(f)                                     241,740          255,208
---------------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/37(f)                       2,252,051        2,387,527
---------------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(f)                         451,982          459,037
---------------------------------------------------------------------------------
  6.50%, 01/15/29 to 03/15/37(f)                       5,572,279        5,790,106
---------------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(f)                       1,570,348        1,562,054
---------------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(f)                         516,931          500,993
=================================================================================
                                                                       11,111,980
=================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $164,334,880)                          164,303,187
=================================================================================


                                                        SHARES

PREFERRED STOCKS-8.97%

OFFICE SERVICES & SUPPLIES-1.74%

Pitney Bowes International Holdings Inc.,
  Series D,
  4.85% Pfd.(f)                                               77        7,454,048
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-6.36%

Auction Pass Through Trust,
  Series 2007-T2, Class A,
  7.78% Pfd. (Acquired 12/14/07-01/29/08; Cost
  $13,982,872)(c)(e)(g)                                      186       13,950,093
---------------------------------------------------------------------------------
  Series 2007-T3, Class A,
  7.60% Pfd. (Acquired 10/22/07-01/29/08;
  Cost $13,888,869)(c)(e)(g)                                 185       13,207,612
=================================================================================
                                                                       27,157,705
=================================================================================


SPECIALIZED FINANCE-0.14%

Agfirst Farm Credit Bank-Class B,
  6.59% Pfd.(c)(f)                                     1,000,000          605,610
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.73%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                             161,000        3,100,860
=================================================================================
     Total Preferred Stocks (Cost $40,002,805)                         38,318,223
=================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

ASSET-BACKED SECURITIES-3.69%

CONSUMER-0.41%

Wirefree Partners III CDO-Series 2005-1A,
  Notes,
  6.00%, 11/17/19(c)(f)                              $ 2,478,569        1,743,301
=================================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS-1.18%

Federal Home Loan Bank-Series TQ-2015,
  Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(f)                                     756,204          764,575
---------------------------------------------------------------------------------
Morgan Stanley Capital I-Series 2008-T29,
  Class A1, Pass Through Ctfs.,
  6.23%, 01/11/43(e)(f)                                2,541,675        2,548,616
---------------------------------------------------------------------------------
Option One Mortgage Securities
  Corp.-Series 2007-4A,
  Floating Rate Notes,
  2.56%, 04/25/12 (Acquired 05/11/07; Cost
  $628,489)(c)(e)(g)                                     628,489          408,518
---------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs.,
  2.55%, 06/25/37(f)(g)                                1,427,674        1,307,691
=================================================================================
                                                                        5,029,400
=================================================================================


CREDIT CARDS-0.06%

Citibank Credit Card Issuance Trust,
  Series 2006-C4, Class 4, Floating Rate Pass
  Trough Ctfs.,
  2.68%, 01/09/12(f)(g)                                  250,000          239,770
=================================================================================


HOME EQUITY LOAN-0.53%

Countrywide Asset-Backed Certificates,
  Series 2007-4, Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37(f)                                   2,315,903        2,272,025
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.51%

Citicorp Lease Pass-Through Trust-Series 1999-1,
  Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(c)(f)                                2,810,000        2,903,416
---------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A,
  Sr. Sec. Notes,
  5.14%, 01/15/15 (Acquired 07/14/05; Cost
  $1,452,072)(c)(e)                                    1,452,072        1,234,261
---------------------------------------------------------------------------------
Patron's Legacy 2003-III-LILACS-III
  -Series A, Ctfs.,
  5.65%, 04/17/18 (Acquired 11/04/04-06/28/06;
  Cost $1,406,991)(c)(e)                               1,425,422        1,117,531
---------------------------------------------------------------------------------
Patron's Legacy 2004-I-LILACS-I
  -Series A, Ctfs.,
  6.67%, 05/04/18 (Acquired 04/30/04-07/14/05;
  Cost $1,445,290)(c)(e)                               1,416,511        1,200,210
=================================================================================
                                                                        6,455,418
=================================================================================
     Total Asset-Backed Securities (Cost
       $17,937,471)                                                    15,739,914
=================================================================================


COMMERCIAL PAPER-2.11%

PUBLISHING-2.11%

Gannett Co., Inc.,
  Commercial Paper
  2.80%, 08/08/08 (Cost $8,994,260)(c)(k)              9,000,000        8,994,260
=================================================================================


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.99%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.06%

Sr. Unsec. Floating Rate Global Notes,
  5.08%, 02/17/09(f)(g)                                  250,000          250,312
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM CORE BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION-0.93%

Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  2.33%, 12/15/08(f)(g)                              $ 1,110,000    $   1,080,396
---------------------------------------------------------------------------------
Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(f)                                   1,220,000          998,839
---------------------------------------------------------------------------------
Series A, Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(f)                                   1,900,000        1,887,403
=================================================================================
                                                                        3,966,638
=================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $4,323,332)                                     4,216,950
=================================================================================



U.S. TREASURY SECURITIES-0.58%

U.S. TREASURY BILLS-0.15%

1.60%, 10/23/08(f)(i)(k)                                 390,000          388,580
---------------------------------------------------------------------------------
1.63%, 10/16/08(f)(i)(k)                                 225,000          224,244
---------------------------------------------------------------------------------
1.83%, 11/13/08(f)(i)(k)                                  25,000           24,881
=================================================================================
                                                                          637,705
=================================================================================


U.S. TREASURY NOTES-0.43%

3.25%, 01/15/09(f)(l)                                    450,000          452,988
---------------------------------------------------------------------------------
2.00%, 02/28/10(f)(l)                                  1,400,000        1,393,000
=================================================================================
                                                                        1,845,988
=================================================================================
     Total U.S. Treasury Securities (Cost
       $2,502,811)                                                      2,483,693
=================================================================================


MUNICIPAL OBLIGATIONS-0.18%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(f)                                         390,000          345,907
---------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3); Series 2003, Taxable
  Allocation RB, (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(b)(f)                                         450,000          433,228
=================================================================================
     Total Municipal Obligations (Cost $849,766)                          779,135
=================================================================================


                                                        SHARES

MONEY MARKET FUNDS-0.85%

Liquid Assets Portfolio-Institutional Class(m)         1,825,466        1,825,466
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)               1,825,466        1,825,466
=================================================================================
     Total Money Market Funds (Cost $3,650,932)                         3,650,932
=================================================================================
TOTAL INVESTMENTS-128.30% (Cost $571,704,705)                         547,951,749
=================================================================================
OTHER ASSETS LESS LIABILITIES-(28.30)%                               (120,864,301)
=================================================================================
NET ASSETS-100.00%                                                  $ 427,087,448
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:


CDO     - Collateralized Debt Obligation
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $116,416,823, which represented 27.26% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented 0.49% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $36,688,260, which represented 8.59% of the Fund's Net Assets.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $496,442,648, which represented 116.24% of the Fund's Net Assets. See Note 1A.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(h)   Perpetual bond with no specified maturity date.
(i) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 7.
(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(k) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1N and Note 8.
(m) The money market fund and the Fund are affiliated by having the same investment advisor.
(n) On September 15, 2008, subsequent to the date of this report, the issuer filed for bankruptcy.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $568,053,773)                           $544,300,817
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $3,650,932)                    3,650,932
======================================================
     Total investments (Cost
       $571,704,705)                       547,951,749
======================================================
Receivables for:
  Investments sold                          27,426,029
------------------------------------------------------
  Variation margin                             397,017
------------------------------------------------------
  Fund shares sold                             303,580
------------------------------------------------------
  Dividends and Interest                     5,255,475
------------------------------------------------------
  Principal paydowns                            26,637
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             19,343
------------------------------------------------------
Other assets                                   105,649
======================================================
     Total assets                          581,485,479
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                    147,927,637
------------------------------------------------------
  Fund shares reacquired                       315,711
------------------------------------------------------
  Amount due custodian                         366,403
------------------------------------------------------
  Dividends                                     86,972
------------------------------------------------------
  Accrued fees to affiliates                    99,647
------------------------------------------------------
  Accrued other operating expenses              86,407
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              36,239
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                 3,411,949
------------------------------------------------------
Premiums received on swap agreements         2,067,066
======================================================
     Total liabilities                     154,398,031
======================================================
Net assets applicable to shares
  outstanding                             $427,087,448
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $451,370,181
------------------------------------------------------
Undistributed net investment income          4,486,804
------------------------------------------------------
Undistributed net realized gain (loss)      (2,005,873)
------------------------------------------------------
Unrealized appreciation (depreciation)     (26,763,664)
======================================================
                                          $427,087,448
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 75,431,472
______________________________________________________
======================================================
Class B                                   $ 27,192,278
______________________________________________________
======================================================
Class C                                   $ 14,183,956
______________________________________________________
======================================================
Class R                                   $  1,677,427
______________________________________________________
======================================================
Institutional Class                       $308,602,315
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      7,694,130
______________________________________________________
======================================================
Class B                                      2,773,588
______________________________________________________
======================================================
Class C                                      1,446,587
______________________________________________________
======================================================
Class R                                        171,272
______________________________________________________
======================================================
Institutional Class                         31,460,052
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       9.80
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $9.80 divided
     by 95.25%)                           $      10.29
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       9.80
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       9.81
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $       9.79
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       9.81
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM CORE BOND FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $ 28,123,639
------------------------------------------------------------------------------------------------
Dividends                                                                              2,134,025
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             157,606
================================================================================================
     Total investment income                                                          30,415,270
================================================================================================


EXPENSES:

Advisory fees                                                                          2,121,184
------------------------------------------------------------------------------------------------
Administrative services fees                                                             137,574
------------------------------------------------------------------------------------------------
Custodian fees                                                                           112,077
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                176,857
------------------------------------------------------------------------------------------------
  Class B                                                                                307,673
------------------------------------------------------------------------------------------------
  Class C                                                                                129,010
------------------------------------------------------------------------------------------------
  Class R                                                                                  7,021
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     344,821
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,085
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 26,688
------------------------------------------------------------------------------------------------
Other                                                                                    241,341
================================================================================================
     Total expenses                                                                    3,607,331
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (245,353)
================================================================================================
     Net expenses                                                                      3,361,978
================================================================================================
Net investment income                                                                 27,053,292
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                                2,119,119
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    3,687,615
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      1,827,638
================================================================================================
                                                                                       7,634,372
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (22,340,657)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (471,604)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                     (3,120,536)
================================================================================================
                                                                                     (25,932,797)
================================================================================================
Net realized and unrealized gain (loss)                                              (18,298,425)
================================================================================================
Net increase in net assets resulting from operations                                $  8,754,867
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 27,053,292    $ 17,901,213
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     7,634,372        (723,362)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (25,932,797)        289,960
========================================================================================================
     Net increase in net assets resulting from operations                      8,754,867      17,467,811
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (4,210,435)     (4,370,711)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,581,978)     (1,538,392)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (676,450)       (461,047)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (82,493)        (46,119)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (19,618,285)    (11,563,685)
========================================================================================================
     Total distributions from net investment income                          (26,169,641)    (17,979,954)
========================================================================================================
Share transactions-net:
  Class A                                                                     17,454,934     (31,606,351)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,719,890)     (4,566,410)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      3,729,448       1,196,804
--------------------------------------------------------------------------------------------------------
  Class R                                                                        555,866         497,447
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         26,848,614     122,976,435
========================================================================================================
     Net increase in net assets resulting from share transactions             44,868,972      88,497,925
========================================================================================================
     Net increase in net assets                                               27,454,198      87,985,782
========================================================================================================


NET ASSETS:

  Beginning of year                                                          399,633,250     311,647,468
========================================================================================================
  End of year (including undistributed net investment income of
     $4,486,804 and $304,729, respectively)                                 $427,087,448    $399,633,250
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM CORE BOND FUND

STATEMENT OF CASH FLOWS

For the year ended July 31, 2008




CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations                             $   8,754,867
================================================================================================


ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS TO NET CASH PROVIDED BY OPERATING
  ACTIVITIES:

  Purchases of investments                                                          (359,212,940)
------------------------------------------------------------------------------------------------
  Purchases of short-term investments, net                                            (2,961,057)
------------------------------------------------------------------------------------------------
  Increase in variation margin receivable                                               (272,267)
------------------------------------------------------------------------------------------------
  Increase in unamortized premium for swap agreements                                  3,860,593
------------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal payments                    335,057,061
------------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on investments                    (488,788)
------------------------------------------------------------------------------------------------
  Decrease in receivables and other assets                                               142,340
------------------------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                                         19,804
------------------------------------------------------------------------------------------------
  Unrealized depreciation on investment securities                                    22,340,657
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                                        (2,119,119)
================================================================================================
     Net cash provided by operating activities                                         5,121,151
================================================================================================


CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Net cash activity from dollar rolls                                                (24,198,520)
------------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                                   135,201,925
------------------------------------------------------------------------------------------------
  Increase in payable for amount due custodian                                           342,922
------------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                       (115,625,039)
------------------------------------------------------------------------------------------------
  Dividends paid to shareholders                                                        (715,469)
================================================================================================
     Net cash provided by (used in) financing activities                              (4,994,181)
================================================================================================
Net increase in cash and cash equivalents                                                126,970
================================================================================================
Cash and cash equivalents at beginning of period                                       3,523,962
================================================================================================
Cash and cash equivalents at end of period                                         $   3,650,932
================================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in reinvestment of dividends
     paid to shareholders                                                          $  25,410,359
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Bond Fund, formerly AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is maximum total return consistent with preservation of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

21        AIM CORE BOND FUND

      Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the

22        AIM CORE BOND FUND
      income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio

23        AIM CORE BOND FUND
      because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $5,238 and reimbursed class level expenses of $171,696 for Class A, Class B, Class C and Class R shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $6,030.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal

24        AIM CORE BOND FUND
shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $32,970 in front-end sales commissions from the sale of Class A shares and $9,444, $32,167, $9,533 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities purchases of $8,530,330.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $62,389.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $4,060 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF            MONTH/              VALUE         UNREALIZED
CONTRACT                                               CONTRACTS          COMMITMENT           07/31/08      APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                 39        September-2008/Long     $ 8,268,000       $ 15,756
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                296        September-2008/Long      32,955,438        242,162
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                59        September-2008/Long       6,774,859         83,617
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                   44        September-2008/Long       5,082,000         59,706
=========================================================================================================================
                                                                                             $53,080,297       $401,241
_________________________________________________________________________________________________________________________
=========================================================================================================================





25        AIM CORE BOND FUND

NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS


                                      OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   NOTIONAL      UNREALIZED
                                                       BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                    REFERENCE ENTITY      PROTECTION      FIXED RATE        DATE         (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       CDX North America          Sell            0.75%(a)     06/20/12      $19,000      $(1,012,381)
  Financing Inc.*             Investment Grade
                              Volatility Index
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       MBIA Inc.                  Sell            1.90%        09/20/08        8,800         (216,132)
  Financing Inc.*
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            2.75%        09/20/08        1,150          (82,780)
  Financing Inc.*             LLC
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            6.80%        09/20/08        3,500         (231,857)
  Financing Inc.*             LLC
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            2.30%        12/20/08        4,630         (300,714)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            6.75%        12/20/08        2,325         (111,973)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Assured Guaranty           Sell            5.00%        03/20/09        2,845         (134,480)
                              Corp.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group Inc.             Sell            2.40%        09/20/08        2,110          (20,022)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group Inc.             Sell            2.50%        09/20/08          935           (8,735)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Lehman Brothers            Sell            0.90%        09/20/08        3,980          (33,382)
                              Holdings Inc.*
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Morgan Stanley             Sell            2.30%        12/20/08        5,620          (29,290)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell            5.10%        12/20/08        2,325         (126,446)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell           11.00%        12/20/08        4,115         (132,199)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        CDX North America          Sell            1.40%(b)     12/20/12       27,000         (798,145)
                              Investment Grade
                              Volatility Index
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        MBIA Inc.                  Sell            7.10%        12/20/08        4,280         (191,256)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        Pulte Homes, Inc.          Sell            4.20%        12/20/08        4,615           17,843
=============================================================================================================================
  Total Credit Default Swap                                                                         $97,230      $(3,411,949)
     Agreements
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Unamortized Premium at period-end of $658,713.
(b)  Unamortized Premium at period-end of $1,408,353.
* On September 15, 2008, subsequent to the date of this report, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $26,169,641     $17,979,954
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $  4,538,199
------------------------------------------------------------------------------------------------
Net undistributed appreciation (depreciation) -- investments                         (23,032,717)
------------------------------------------------------------------------------------------------
Net undistributed appreciation (depreciation) -- other investments                    (3,411,949)
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (35,561)
------------------------------------------------------------------------------------------------
Capital loss carryover                                                                (2,340,705)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        451,370,181
================================================================================================
Total net assets                                                                    $427,087,448
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, dollar roll transactions and partnership investments.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.


26        AIM CORE BOND FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                       $1,145,028
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                        1,105,888
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                           89,789
===============================================================================================
Total capital loss carryforward                                                     $2,340,705
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $356,565,838 and $325,059,178, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  1,838,705
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (24,871,422)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(23,032,717)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $570,984,466.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of credit default swap transactions on July 31, 2008, undistributed net investment income was increased by $3,298,424, undistributed net realized gain (loss) was decreased by $3,244,736 and shares of beneficial interest decreased by $53,688. This reclassification had no effect on the net assets of the Fund.


27        AIM CORE BOND FUND

NOTE 12--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                             -----------------------------------------------------------
                                                                   JULY 31, 2008(a)                 JULY 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,678,688     $ 57,702,170      3,067,470     $ 31,612,421
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,494,704       15,201,206        982,972       10,126,654
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       978,233        9,894,535        401,664        4,127,627
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        85,450          862,592         63,878          657,804
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         4,485,046       45,330,445     12,754,721      131,311,873
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       369,847        3,721,781        378,822        3,908,674
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       137,873        1,388,836        130,561        1,345,931
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        59,641          599,878         39,723          409,359
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         8,199           82,325          4,461           45,896
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,946,844       19,617,539      1,122,330       11,563,447
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       604,321        6,095,310        321,996        3,317,645
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (604,249)      (6,095,310)      (322,014)      (3,317,645)
========================================================================================================================
Reacquired:
  Class A                                                    (4,987,486)     (50,064,327)    (6,801,364)     (70,445,091)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,413,545)     (14,214,622)    (1,235,543)     (12,721,350)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (669,469)      (6,764,965)      (324,762)      (3,340,182)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (38,688)        (389,051)       (20,008)        (206,253)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (3,770,069)     (38,099,370)    (1,936,235)     (19,898,885)
========================================================================================================================
                                                              4,365,340     $ 44,868,972      8,628,672     $ 88,497,925
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 70% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


28        AIM CORE BOND FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                         INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS
                               -------------------------------------
                                             NET GAINS                              DISTRIBUTIONS
                                              (LOSSES)                ----------------------------------------
                    NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                      VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                    BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                    OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08            $10.19      $0.62(c)     $(0.41)       $0.21      $(0.60)       $   --         $(0.60)      $ 9.80
Year ended
  07/31/07             10.20       0.53         (0.01)        0.52       (0.53)           --          (0.53)       10.19
Year ended
  07/31/06             10.47       0.44         (0.28)        0.16       (0.43)        (0.00)         (0.43)       10.20
Year ended
  07/31/05             10.45       0.32          0.15         0.47       (0.33)        (0.12)         (0.45)       10.47
Year ended
  07/31/04             10.35       0.31          0.25         0.56       (0.36)        (0.10)         (0.46)       10.45
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended
  07/31/08             10.20       0.55(c)      (0.42)        0.13       (0.53)           --          (0.53)        9.80
Year ended
  07/31/07             10.20       0.45          0.00         0.45       (0.45)           --          (0.45)       10.20
Year ended
  07/31/06             10.47       0.37         (0.28)        0.09       (0.36)        (0.00)         (0.36)       10.20
Year ended
  07/31/05             10.45       0.24          0.15         0.39       (0.25)        (0.12)         (0.37)       10.47
Year ended
  07/31/04             10.35       0.22          0.26         0.48       (0.29)        (0.09)         (0.38)       10.45
--------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended
  07/31/08             10.20       0.55(c)      (0.41)        0.14       (0.53)           --          (0.53)        9.81
Year ended
  07/31/07             10.20       0.45          0.00         0.45       (0.45)           --          (0.45)       10.20
Year ended
  07/31/06             10.47       0.37         (0.28)        0.09       (0.36)        (0.00)         (0.36)       10.20
Year ended
  07/31/05             10.45       0.24          0.15         0.39       (0.25)        (0.12)         (0.37)       10.47
Year ended
  07/31/04             10.35       0.22          0.26         0.48       (0.29)        (0.09)         (0.38)       10.45
--------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended
  07/31/08             10.19       0.60(c)      (0.42)        0.18       (0.58)           --          (0.58)        9.79
Year ended
  07/31/07             10.19       0.50          0.01         0.51       (0.51)           --          (0.51)       10.19
Year ended
  07/31/06             10.45       0.41         (0.26)        0.15       (0.41)        (0.00)         (0.41)       10.19
Year ended
  07/31/05             10.44       0.29          0.14         0.43       (0.30)        (0.12)         (0.42)       10.45
Year ended
  07/31/04(e)          10.42       0.08          0.02         0.10       (0.08)           --          (0.08)       10.44
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended
  07/31/08             10.20       0.66(c)      (0.41)        0.25       (0.64)           --          (0.64)        9.81
Year ended
  07/31/07             10.20       0.56          0.01         0.57       (0.57)           --          (0.57)       10.20
Year ended
  07/31/06             10.47       0.47         (0.28)        0.19       (0.46)        (0.00)         (0.46)       10.20
Year ended
  07/31/05             10.45       0.34          0.15         0.49       (0.35)        (0.12)         (0.47)       10.47
Year ended
  07/31/04(e)          10.42       0.09          0.03         0.12       (0.09)           --          (0.09)       10.45
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                    RATIO OF          RATIO OF
                                                    EXPENSES          EXPENSES
                                                   TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                   NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                  NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                      TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                    RETURN(a)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08             2.09%       $ 75,431           1.02%(d)          1.17%(d)       6.15%(d)       79%
Year ended
  07/31/07             5.18          61,457           1.01              1.20           5.13          118
Year ended
  07/31/06             1.62          92,434           1.01              1.31           4.32           95
Year ended
  07/31/05             4.57          75,264           1.01              1.48           3.04          180
Year ended
  07/31/04             5.45          35,948           1.00              1.57           2.87          338
------------------------------------------------------------------------------------------------------------
CLASS B
Year ended
  07/31/08             1.23          27,192           1.77(d)           1.92(d)        5.40(d)        79
Year ended
  07/31/07             4.51          32,207           1.76              1.95           4.38          118
Year ended
  07/31/06             0.86          36,741           1.76              2.06           3.57           95
Year ended
  07/31/05             3.80          43,865           1.76              2.14           2.29          180
Year ended
  07/31/04             4.67          44,047           1.75              2.22           2.12          338
------------------------------------------------------------------------------------------------------------
CLASS C
Year ended
  07/31/08             1.33          14,184           1.77(d)           1.92(d)        5.40(d)        79
Year ended
  07/31/07             4.50          10,993           1.76              1.95           4.38          118
Year ended
  07/31/06             0.86           9,805           1.76              2.06           3.57           95
Year ended
  07/31/05             3.80           8,573           1.76              2.14           2.29          180
Year ended
  07/31/04             4.67           8,649           1.75              2.22           2.12          338
------------------------------------------------------------------------------------------------------------
CLASS R
Year ended
  07/31/08             1.73           1,677           1.27(d)           1.42(d)        5.90(d)        79
Year ended
  07/31/07             5.02           1,185           1.26              1.45           4.88          118
Year ended
  07/31/06             1.47             692           1.26              1.56           4.07           95
Year ended
  07/31/05             4.21             318           1.26              1.64           2.79          180
Year ended
  07/31/04(e)          0.92             108           1.25(f)           1.39(f)        2.62(f)       338
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended
  07/31/08             2.49         308,602           0.62(d)           0.62(d)        6.55(d)        79
Year ended
  07/31/07             5.65         293,792           0.64              0.64           5.50          118
Year ended
  07/31/06             1.91         171,975           0.72              0.72           4.61           95
Year ended
  07/31/05             4.84          97,190           0.75              0.79           3.30          180
Year ended
  07/31/04(e)          1.15          13,415           0.51(f)           0.63(f)        3.36(f)       338
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $70,743, $30,767, $12,901, $1,404 and $308,422 for Class A, Class B, Class C, Class
     R and Institutional Class shares, respectively.
(e) Commencement date of Class R and Institutional Class shares was April 30, 2004.
(f)  Annualized.



29        AIM CORE BOND FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and


  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


30        AIM CORE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Core Bond Fund:



  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Core Bond Fund (formerly known as AIM Total Return Bond Fund, one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




31        AIM CORE BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $990.60        $5.05       $1,019.79       $5.12        1.02%
---------------------------------------------------------------------------------------------------
        B            1,000.00        986.90         8.74        1,016.06        8.87        1.77
---------------------------------------------------------------------------------------------------
        C            1,000.00        987.90         8.75        1,016.06        8.87        1.77
---------------------------------------------------------------------------------------------------
        R            1,000.00        989.40         6.28        1,018.55        6.37        1.27
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


32        AIM CORE BOND FUND

Supplement to Annual Report dated 7/31/08

AIM CORE BOND FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 tions of the actual report that are based
                                             For periods ended 7/31/08                    on expenses incurred during the period
The following information has been                                                        covered by the report.
prepared to provide Institutional Class      Inception                            4.59%
shareholders with a performance overview      5 Years                             4.07       Had the advisor not waived fees and/or
specific to their holdings. Institutional     1 Year                              2.49    reimbursed expenses in the past,
Class shares are offered exclusively to      ==========================================   performance would have been lower.
institutional investors, including defined
contribution plans that meet certain         ==========================================      Please note that past performance is
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
                                             For periods ended 6/30/08, most recent       recent returns may be more or less than
                                             calendar quarter-end                         those shown. All returns assume
                                                                                          reinvestment of distributions at NAV.
                                             Inception                            4.69%   Investment return and principal value will
                                              5 Years                             3.45    fluctuate so your shares, when redeemed,
                                              1 Year                              3.38    may be worth more or less than their
                                             ==========================================   original cost. See full report for
                                                                                          information on comparative benchmarks.
                                             Institutional Class shares' inception        Please consult your Fund prospectus for
                                             date is April 30, 2004. Returns since that   more information. For the most current
                                             date are historical returns. All other       month-end performance, please call 800 451
                                             returns are blended returns of historical    4246 or visit invescoaim.com.
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is December 31,
                                             2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.64%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sec-

==========================================
NASDAQ SYMBOL                        TBRIX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CBD-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $993.60        $3.07       $1,021.78       $3.12        0.62%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM CORE BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Core Bond Fund (the Fund) investment         (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed income
strategies and limitations of these funds.   sub-advisory agreements were considered      trading operations. The Board concluded
                                             separately, although the Board also          that the nature, extent and quality of the
   In addition to their meetings             considered the common interests of all of    advisory services provided to the Fund by
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meet at designated contract renewal          Board considered all of the information      Invesco Aim currently is providing
meetings each year to conduct an in-depth    provided to them and did not identify any    satisfactory advisory services in
review of the performance, fees and          particular factor that was controlling.      accordance with the terms of the Fund's
expenses of their assigned funds. During     Each Trustee may have evaluated the          investment advisory agreement. In
the contract                                 information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


33   AIM CORE BOND FUND

managers, the Board concluded that these     focus on fund performance. However, due to   schedule includes two breakpoints and
individuals are competent and able to        the Fund's underperformance, the Board       that the level of the Fund's advisory
continue to carry out their                  also concluded that it would be              fees, as a percentage of the Fund's net
responsibilities under the Fund's            appropriate for the Board to continue to     assets, has decreased as net assets
investment advisory agreement.               monitor more closely the performance of      increased because of the breakpoint. Based
                                             the Fund. Although the independent written   on this information, the Board concluded
   In determining whether to continue the    evaluation of the Fund's Senior Officer      that the Fund's advisory fees
Fund's investment advisory agreement, the    only considered Fund performance through     appropriately reflect economies of scale
Board considered the prior relationship      the most recent calendar year, the Board     at current asset levels. The Board also
between Invesco Aim and the Fund, as well    also reviewed more recent Fund performance   noted that the Fund shares directly in
as the Board's knowledge of Invesco Aim's    and this review did not change their         economies of scale through lower fees
operations, and concluded that it was        conclusions.                                 charged by third party service providers
beneficial to maintain the current                                                        based on the combined size of all of the
relationship, in part, because of such          C. Advisory Fees and Fee Waivers          AIM Funds and affiliates.
knowledge. The Board also considered the
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual       E. Profitability and Financial
have taken over the last several years to    advisory fee rate to the contractual               Resources of Invesco Aim
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's
services they provide to the AIM Funds in    Lipper expense group that are not managed    The Board reviewed information from
the areas of investment performance,         by Invesco Aim, at a common asset level      Invesco Aim concerning the costs of the
product line diversification,                and as of the end of the past calendar       advisory and other services that Invesco
distribution, fund operations, shareholder   year. The Board noted that the Fund's        Aim and its affiliates provide to the Fund
services and compliance. The Board           contractual advisory fee rate was below      and the profitability of Invesco Aim and
concluded that the quality and efficiency    the median contractual advisory fee rate     its affiliates in providing these
of the services Invesco Aim and its          of funds in its expense group. The Board     services. The Board also reviewed
affiliates provide to the AIM Funds in       also reviewed the methodology used by        information concerning the financial
each of these areas have generally           Lipper in determining contractual fee        condition of Invesco Aim and its
improved, and support the Board's approval   rates. The Board noted that Invesco Aim      affiliates. The Board also reviewed with
of the continuance of the Fund's             does not serve as an advisor to other        Invesco Aim the methodology used to
investment advisory agreement.               mutual funds or other clients with           prepare the profitability information. The
                                             investment strategies comparable to those    Board considered the overall profitability
   B. Fund Performance                       of the Fund.                                 of Invesco Aim, as well as the
                                                                                          profitability of Invesco Aim in connection
The Board compared the Fund's performance       The Board noted that Invesco Aim has      with managing the Fund. The Board noted
during the past one, three and five          contractually agreed to waive fees and/or    that Invesco Aim continues to operate at a
calendar years to the performance of funds   limit expenses of the Fund through at        net profit, although increased expenses in
in the Fund's performance group that are     least June 30, 2009 in an amount necessary   recent years have reduced the
not managed by Invesco Aim, and against      to limit total annual operating expenses     profitability of Invesco Aim and its
the performance of all funds in the          to a specified percentage of average daily   affiliates. The Board concluded that the
Lipper Intermediate Investment Grade Debt    net assets for each class of the Fund. The   Fund's fees were fair and reasonable, and
Funds Index. The Board also reviewed the     Board considered the contractual nature of   that the level of profits realized by
criteria used by Invesco Aim to identify     this fee waiver and noted that it remains    Invesco Aim and its affiliates from
the funds in the Fund's performance group    in effect until at least June 30, 2009.      providing services to the Fund was not
for inclusion in the Lipper reports. The     The Board also considered the effect this    excessive in light of the nature, quality
Board noted that the Fund's performance      expense limitation would have on the         and extent of the services provided. The
was in the fourth quintile of its            Fund's estimated total expenses.             Board considered whether Invesco Aim is
performance group for the one and three                                                   financially sound and has the resources
year periods, and in the fifth quintile of      After taking account of the Fund's        necessary to perform its obligations under
its performance group for the five year      contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
period (the first quintile being the best    the comparative advisory fee information     and concluded that Invesco Aim has the
performing funds and the fifth quintile      and the expense limitation discussed         financial resources necessary to fulfill
being the worst performing funds). The       above, the Board concluded that the Fund's   these obligations.
Board noted that the Fund's performance      advisory fees were fair and reasonable.
was below the performance of the Index for                                                   F. Independent Written Evaluation of
the one, three and five year periods. The       D. Economies of Scale and Breakpoints           the Fund's Senior Officer
Board noted that Invesco Aim acknowledges
the Fund's underperformance because of       The Board considered the extent to which     The Board noted that, at their direction,
shorter term performance results and         there are economies of scale in Invesco      the Senior Officer of the Fund, who is
continues to monitor the Fund. The Board     Aim's provision of advisory services to      independent of Invesco Aim and Invesco
also considered the steps Invesco Aim has    the Fund. The Board also considered          Aim's affiliates, had prepared an
taken over the last several years to         whether the Fund benefits from such          independent written evaluation to assist
improve the quality and efficiency of the    economies of scale through contractual       the Board in determining the
services that Invesco Aim provides to the    breakpoints in the Fund's advisory fee       reasonableness of the proposed management
AIM Funds. The Board concluded that          schedule or through advisory fee waivers     fees of the AIM Funds, including the Fund.
Invesco Aim continues to be responsive to    or expense limitations. The Board noted      The Board noted that they had relied upon
the Board's                                  that the Fund's contractual advisory fee     the Senior Officer's written evaluation
                                                                                          instead of a competitive bidding process.

                                                                                                                           continued


34   AIM CORE BOND FUND

In determining whether to continue the       investments, although Invesco Aim has        whether to approve the sub-advisory
Fund's investment advisory agreement, the    contractually agreed to waive through at     agreements for the Fund, as no Affiliated
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       Sub-Adviser served as a sub-adviser to the
written evaluation.                          payable by the Fund in an amount equal to    Fund prior to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market funds
advised by Invesco Aim pursuant to              B. Fund Performance
procedures approved by the Board. The
Board noted that Invesco Aim will receive    The Board did not view Fund performance as
advisory fees from these affiliated money    a relevant factor in considering
market funds attributable to such


35   AIM CORE BOND FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             0.10%
     Corporate Dividends Received Deduction*                   0%
     U.S. Treasury Obligations*                             0.07%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 95.84%.


36        AIM CORE BOND FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Core Bond Fund (formerly AIM Total Return Bond Fund), an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      31,949,291        879,170       1,291,770        2,111,135



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


37        AIM CORE BOND FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


38        AIM CORE BOND FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Company
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     225 Franklin Street
                          Americas                                              Boston, MA 02110-2801
                          New York, NY 10036-2714




39        AIM CORE BOND FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services,
Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco
Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim
Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares
Capital Management LLC are the investment advisors for the products and services represented by             [INVESCO AIM LOGO]
Invesco Aim; they each provide investment advisory services to individual and institutional                   -SERVICE MARK-
clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured
Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco
Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and
U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   CBD-AR-1   InvescoAimDistributors,Inc.

[INVESCO AIM LOGO]                 AIM DYNAMICS FUND
 - SERVICE MARK -                  Annual Report to Shareholders - July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
12   Financial Statements
14   Notes to Financial Statements
20   Financial Highlights
22   Auditor's Report
23   Fund Expenses
24   Approval of Investment Advisory Agreement
27   Tax Information
28   Results of Proxy
30   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008, showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P Index -
        [TAYLOR          considered representative of the performance of the U.S. stock market - has experienced 28 days in which it
         PHOTO]          rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW

                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
     Philip Taylor       equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you:
We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

1 Investment Advisor, August 1, 2008; 2 U.S. Department of the Treasury

2 AIM DYNAMICS FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in
      [CROCKETT          the short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent
        PHOTO]           investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading
      Bruce Crockett     independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008

3 AIM DYNAMICS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   industries and companies with attractive
PERFORMANCE SUMMARY                                                                       fundamental prospects. We limit the Fund's
                                                                                          sector exposure and also seek to minimize
For the 12 months ended July 31, 2008, AIM Dynamics Fund had negative returns and         stock-specific risk by building a
underperformed its style-specific index, the Russell Midcap Growth Index. This            diversified portfolio.
underperformance was driven by stock selection across several sectors, including
information technology (IT), financials and healthcare. An overweight position in            We consider selling a stock for any of
consumer discretionary stocks and an underweight position in energy stocks also           the following reasons:
detracted from performance.
                                                                                          o  There is a change in fundamentals,
   The Fund also underperformed the broad market as represented by the S&P 500 Index.        market capitalization or deterioration
                                                                                             in the timeliness profile.
   Your Fund's long-term performance appears later in this report.
                                                                                          o  The price target set at purchase has
FUND VS. INDEXES                                                                             been reached.

Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does       o  The investment thesis is no longer
not include applicable contingent deferred sales charges (CDSC) or front-end sales           valid.
charges, which would have reduced performance.
                                                                                          o  Insider selling indicates potential
Class A Shares                                                                   -13.55%     issues.
Class B Shares                                                                   -14.24
Class C Shares                                                                   -14.25   MARKET CONDITIONS AND YOUR FUND
Class R Shares                                                                   -13.82
Investor Class Shares                                                            -13.60   Major U.S. equity markets, as represented
S&P 500 Index(triangle) (Broad Market Index)                                     -11.09   by the S&P 500 Index, had negative
Russell Midcap Growth Index(triangle) (Style-Specific Index)                      -7.92   performance during the fiscal year due to
Lipper Mid-Cap Growth Funds Index(triangle) (Peer Group Index)                    -5.68   ongoing concerns about the credit markets,
(triangle)Lipper Inc.                                                                     weakness in the housing market, rising
=======================================================================================   energy and food prices and a deteriorating
HOW WE INVEST                                                                             outlook for corporate earnings.(1)
                                                Our fundamental analysis focuses on
We believe a growth investment strategy is   identifying companies and industries with       In this environment, small-cap stocks
an essential component of a diversified      strong drivers of growth. To accomplish      generally outperformed mid- and large-cap
portfolio.                                   this goal, we develop a fully integrated     stocks.(1) In terms of style, growth
                                             financial model to gain a more complete      stocks generally outperformed value
   Our investment process combines           understanding of the financial health of     stocks.(1) The energy, consumer staples
fundamental and quantitative analysis to     each investment candidate. Additionally,     and materials sectors were the only
uncover companies exhibiting long-term,      our research involves due diligence of the   sectors in the Russell Midcap Growth Index
sustainable revenue, earnings and cash       company, which includes a detailed           with positive returns during the fiscal
flow growth that is not yet reflected by     analysis of the strategic plans of the       year. The consumer discretionary sector
the stock's market price.                    company's management team. We also analyze   generated negative double-digit returns,
                                             key competitors, customers and suppliers     making it the weakest performer in the
   Our quantitative model ranks companies    to assess the overall attractiveness and     Russell Midcap Growth Index.
based on a set of fundamental, valuation     growth potential of the industry.
and timeliness factors. This quantitative                                                    Market volatility increased
model is designed to identify stocks with       Risk management plays an important role   significantly in September after the close
the highest probability of meeting our       in portfolio construction, as our target     of the Fund's fiscal year. To put some
team's investment criteria. Stocks that      portfolio attempts to limit volatility and   context around the recent financial
are ranked highest by our quantitative       downside risk. We seek to accomplish this    events: The markets have shown serious
model are the focus of our fundamental       goal by investing in sectors,                strain for more than a year, largely the
research efforts.                                                                         result of years of lax credit practices
                                                                                          associated with the housing boom. Mortgage
                                                                                          loans of questionable quality were often
                                                                                          bundled into hard-to-understand securities

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*
BY SECTOR
Information Technology               17.4%   1. Metal & Glass Containers           4.9%    1. Alliance Data Systems Corp.     2.3%
Industrials                          15.8    2. Oil & Gas Drilling                 4.4     2. Crown Holdings, Inc.            2.2
Consumer Discretionary               14.8    3. Construction & Engineering         4.3     3. Aeropostale, Inc.               1.9
Energy                               12.5    4. Application Software               3.9     4. Shaw Group Inc.                 1.8
HealthCare                           11.4    5. Apparel Retail                     3.4     5. Corrections Corp. of America    1.8
Financials                            9.6                                                  6. PactivCorp.                     1.8
Materials                             7.7                                                  7. General Cable Corp.             1.7
Telecommunication Services            3.0    Total Net Assets             $1.6 billion     8. Alpha Natural Resources, Inc.   1.7
Consumer Staples                      2.6                                                  9. Solera Holdings Inc.            1.7
Utilities                             1.2    Total Number of Holdings*              90    10. Moody's Corp.                   1.5
Money Market Funds Plus Other                ==========================================   ==========================================
   Assets Less Liabilities            4.0
==========================================

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*  Excluding money market fund holdings.

4 AIM DYNAMICS FUND

sold to various financial institutions.      als sector was driven by stock selection        We remain committed to our disciplined
The complexity and obscure structure of      and an overweight position. Within this      investment process, a process which has
these securities hid an Achilles' heel of    sector, one of the leading contributors to   enabled us to provide generally solid
our financial system, creating a liquidity   Fund performance was fertilizer maker        performance in a variety of different
crisis of historic severity. Now those       POTASH CORP. OF SASKATCHEWAN, which was up   market environments. We thank you for your
securities remain on the financial           more than 100% during the fiscal year.       investment in AIM Dynamics Fund.
institutions' balance sheets-eroding         This company continued to benefit from
capital, driving down profits and            significant demand growth for its products   1 Lipper Inc.
preventing normal trading among banks and    from emerging market economies including
other financial institutions due to the      China and India, where farmers have          The views and opinions expressed in
participating financial institutions'        increased fertilizer usage to improve crop   management's discussion of Fund
stability being in question. In September,   yields as higher incomes have enabled        performance are those of Invesco Aim
this situation came to a head as some of     growing populations to greatly improve       Advisors, Inc. These views and opinions
these institutions began running out of      their food diets. This trend has clearly     are subject to change at any time based on
the capital needed to operate their          benefited companies like Potash Corp. of     factors such as market and economic
businesses and found investors unwilling     Saskatechewan.                               conditions. These views and opinions may
to supply fresh capital.                                                                  not be relied upon as investment advice or
                                                The Fund underperformed versus the        recommendations, or as an offer for a
   During the fiscal year, the Fund          Russell Midcap Growth Index by the widest    particular security. The information is
benefited from positive absolute             margin in the IT and financials sectors.     not a complete analysis of every aspect of
performance in three out of 10 economic      In the IT sector, underperformance was due   any market, country, industry, security or
sectors, with the highest positive impact    to stock selection. One of the leading       the Fund. Statements of fact are from
on performance coming from holdings in the   detractors to performance was                sources considered reliable, but Invesco
energy and materials sectors. On a           semiconductor holding BROADCOM CORP, which   Aim Advisors, Inc. makes no representation
relative basis, the Fund outperformed the    was sold due to deteriorating                or warranty as to their completeness or
Russell Midcap Growth Index in the           fundamentals. Other areas of weakness        accuracy. Although historical performance
industrials and materials sectors.           within this sector included communications   is no guarantee of future results, these
                                             equipment and software, where the Fund's     insights may help you understand our
   Energy was a major driver of absolute     holdings generally underperformed those      investment management philosophy.
Fund performance during the fiscal year,     of the Russell Midcap Growth Index.
driven largely by record-high prices for                                                  See important Fund and index disclosures
crude oil. The leading contributor to           In the financials sector,                 later in this report.
overall Fund performance during the period   underperformance was also due to stock
was coal producer ALPHA NATURAL RESOURCES.   selection. One of the leading detractors     PAUL RASPLICKA
This company benefited from strong global    to performance in this sector was MF
demand from steel producers for its          Global Ltd, a large U.S. brokerage firm.                      Chartered Financial
metallurgical coal, leading to growth in     Investor sentiment turned negative on this                    Analyst, senior
revenue, earnings and cash flow. Other key   stock following a large trading loss, and      [RASPLICKA     portfolio manager, is
contributors to performance included IHS     the company was also negatively affected         PHOTO]       Dynamics Fund. He began
INC. and SOUTHWESTERN ENERGY INC.            by credit-related issues that hit the                         his investment career in
                                             financials sector during the fiscal year.    1982 and joined Invesco Aim in 1998.
   Outperformance in the industrials         We sold the stock due to deteriorating       Mr. Rasplicka is a magna cum laude
sector was driven largely by solid stock     fundamentals.                                graduate of the University of Colorado at
selection in several industries, including                                                Bolder with a B.S. in business
industrial conglomerates, machinery and         Other areas of weakness versus the        administration. He earned an M.B.A. from
engineering and construction. One of the     Russell Midcap Growth Index included the     the University of Chicago. He is also a
leading contributors to overall Fund         health care, consumer discretionary and      Chartered Investment Counselor.
performance during the year was MCDERMOTT    energy sectors. Underperformance in the
INTERNATIONAL, a company that builds         health care sector was largely due to                         Chartered Financial
offshore oil and gas facilities, as well     stock selection. Underperformance in the                      Analyst, portfolio
as coal and nuclear power generation         consumer discretionary sector was driven        BRENT LIUM    manager, is manager of
facilities. This company benefited from      by an overweight position, as many             [LIUM PHOTO]   AIM Dynamics Fund. He
strong demand for its engineering and        consumer stocks had weak performance         joined Invesco in 1999 in its corporate
construction services, resulting in          during the fiscal year. Underperformance     associate program and joined Invesco Aim
consistent growth in revenue and earnings.   in the energy sector was largely due to an   in 2003. Mr. Lium earned a B.B.A. from
McDermott was sold before the close of the   underweight position, as many energy         Texas A&M University and an M.B.A. from
reporting period as the strong performance   stocks had strong returns due to high        the University of Texas at Austin.
pushed the stock out of our target market    crude oil prices during the fiscal year.
capitalization range. Other key                                                           Assisted by the Mid Cap Growth Team
contributors to performance included            The most significant changes to
machinery holdings BUCYRUS INTERNATIONAL     portfolio positioning included additions
and FLOWSERVE CORP. and engineering and      in the financials, materials and energy
construction holding QUANTA SERVICES. All    sectors, and reductions in the IT, health
three of these holdings benefited from       care, consumer discretionary and telecom
strong demand from energy-related            sectors. All changes to the Fund were
customers.                                   based on our bottom-up stock selection
                                             process of identifying high quality growth
   Strong performance in the materi-         companies trading at what we believed to
                                             be attractive valuations.


5 AIM DYNAMICS FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            Class C shares. The performance of the       and table does not reflect deduction of
comparable future results.                   Fund's other share classes will differ       taxes a shareholder would pay on Fund
                                             primarily due to different sales charge      distributions or sale of Fund shares.
   The performance data shown in the first   structures and class expenses and may be
chart above is that of the Fund's Investor   greater than or less than the performance    Both charts above are logarithmic charts,
class shares. The performance of the         of the Fund's Class C shares. The data       which present the fluctuation in the value
Fund's other share classes will differ       shown in the second chart above includes     of the Fund's share class and its indexes.
primarily due to different sales charge      reinvested distributions, applicable sales   We believe that a logarithmic chart is
structures and class expenses and may be     charges and Fund expenses including          more effective than other types of charts
greater than or less than the performance    management fees. Index results include       in illustrating changes in value during
of the Fund's Investor Class shares. The     reinvested dividends, but they do not        the early years shown in the chart. The
data shown in this chart includes            reflect sales charges.                       vertical axis, the one that indicates the
reinvested distributions and Fund expenses                                                dollar value of an investment, is
including management fees. Index results        Performance of an index of funds          constructed with each segment representing
include reinvested dividends.                reflects fund expenses and management        a percent change in the value of the
                                             fees; performance of a market index does     investment.
   The performance data shown in the         not. Performance shown in the charts
second chart above is that of the Fund's


6 AIM DYNAMICS FUND

                                                          AIM DYNAMICS FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

Results of a $10,000 Investment -- Investor Class Shares (Oldest Share Class)
Index data from 8/31/67,Fund data from 9/15/67

           AIM Dynamics
               Fund-
              Investor
               Class            S&P 500
  Date         Shares           Index(1)
 8/31/67                   $         10000
    9/67   $       10063             10353
   10/67            9922             10080
   11/67           10078             10119
   12/67           10422             10414
    1/68            9843              9984
    2/68            9171              9728
    3/68            9406              9817
    4/68           11265             10648
    5/68           12095             10794
    6/68           11936             10920
    7/68           11457             10746
    8/68           11936             10896
    9/68           13101             11344
   10/68           13070             11456
   11/68           14218             12036
   12/68           13883             11566
    1/69           13868             11500
    2/69           12622             10985
    3/69           12925             11391
    4/69           13690             11665
    5/69           13708             11668
    6/69           11672             11049
    7/69           10506             10413
    8/69           11428             10859
    9/69           11601             10617
   10/69           12106             11118
   11/69           11584             10758
   12/69           11567             10590
    1/70           10645              9810
    2/70           11080             10357
    3/70           10576             10402
    4/70            7949              9491
    5/70            6451              8943
    6/70            6222              8527
    7/70            6063              9182
    8/70            6222              9621
    9/70            6522              9969
   10/70            6487              9886
   11/70            6698             10387
   12/70            6927             11008
    1/71            7368             11483
    2/71            7562             11617
    3/71            7984             12075
    4/71            8425             12544
    5/71            8101             12054
    6/71            8028             12094
    7/71            7722             11626
    8/71            7974             12076
    9/71            7884             12024
   10/71            7523             11553
   11/71            7343             11555
   12/71            7848             12582
    1/72            7902             12841
    2/72            8155             13198
    3/72            8263             13305
    4/72            8588             13396
    5/72            8880             13660
    6/72            8716             13394
    7/72            8405             13458
    8/72            8569             13954
    9/72            8424             13919
   10/72            8515             14085
   11/72            8934             14763
   12/72            9226             14972
    1/73            8880             14748
    2/73            8333             14228
    3/73            8278             14240
    4/73            7658             13694
    5/73            7493             13471
    6/73            7090             13418
    7/73            7768             13963
    8/73            7804             13487
    9/73            8243             14063
   10/73            8299             14086
   11/73            7419             12524
   12/73            7822             12772
    1/74            7437             12680
    2/74            7327             12669
    3/74            6924             12412
    4/74            6631             11968
    5/74            6200             11604
    6/74            6144             11474
    7/74            5619             10623
    8/74            5207              9704
    9/74            4627              8587
   10/74            5507             10032
   11/74            5376              9541
   12/74            5058              9392
    1/75            5563             10587
    2175            5844             11262
    3/75            6407             11548
    4/75            7166             12136
    5/75            7720             12715
    6/75            8198             13322
    7/75            7759             12463
    8/75            7568             12244
    9/75            7262             11863
   10/75            7090             12638
   11/75            6937             12993
   12/75            6995             12889
    1/76            7969             14457
    2/76            8428             14335
====================================================================================================================================
(1) Lipper Inc.


====================================================================================================================================
                                                          [MOUNTAIN CHART]

    3/76            8428             14819
    4/76            8256             14704
    5/76            8140             14541
    6/76            8781             15185
    7/76            8664             15111
    8/76            8412             15083
    9/76            8587             15474
   10/76            8412             15185
   11/76            8762             15123
   12/76            9189             15972
    1/77            9325             15217
    2/77            9015             14940
    3/77            9073             14783
    4/77            9336             14844
    5/77            9157             14553
    6/77           10027             15272
    7/77            9771             15037
    8/77            9553             14824
    9/77            9632             14846
   10/77            9256             14268
   11/77            9771             14720
   12/77            9910             14829
    1/78            9712             13978
    2/78            9910             13695
    3/78           10206             14098
    4/78           10647             15370
    5/78           10932             15511
    6/78           10932             15298
    7/78           11523             16190
    8/78           11929             16677
    9/78           11725             16624
   10/78            9934             15175
   11/78           10259             15500
   12/78           10524             15805
    1/79           11217             16504
    2/79           11156             15973
    3/79           11889             16926
    4/79           12113             17033
    5/79           12435             16664
    6/79           12821             17387
    7/79           13143             17620
    8/79           13615             18636
    9/79           13659             18717
   10/79           12994             17518
   11/79           13981             18350
   12/79           14990             18744
    1/80           16386             19909
    2/80           16471             19907
    3/80           14002             17972
    4/80           14539             18803
    5/80           15111             19771
    6/80           15775             20396
    7/80           16485             21815
    8/80           16897             22036
    9/80           17491             22684
   10/80           17537             23143
   11/80           18796             25608
   12/80           18270             24836
    1/81           17468             23797
    2/81           17628             24209
    3/81           18453             25179
    4/81           19062             24691
    5/81           21047             24754
    6/81           19546             24600
    7/81           18960             24651
    8/81           17077             23227
    9/81           16288             22083
   10/81           17917             23275
   11/81           18299             24234
   12/81           18170             23614
    1/82           18018             23307
    2/82           17585             22003
    3/82           17687             21888
    4/82           18706             22878
    5/82           18229             22097
    6/82           18599             21765
    7/82           18757             21379
    8/82           20371             23974
    9/82           21006             24272
   10/82           23493             27066
   11/82           25821             28159
   12/82           24869             28701
    1/83           25344             29769
    2/83           26826             30451
    3/83           27381             31576
    4/83           29610             34065
    5/83           30644             33768
    6/83           31707             35081
    7/83           30080             34048
    8/83           29076             34558
    9/83           30227             35034
   10/83           27362             34629
   11/83           29195             35360
   12/83           28132             35175
    1/84           26832             34979
    2/84           24852             33748
    3/84           25178             34332
    4/84           24828             34658
    5/84           23418             32739
    6/84           24069             33451
    7/84           22913             33036
    8/84           26275             36684
    9/84           25011             36693
   10/84           24541             36834
   11/84           23240             36422
   12/84           24251             37382
    1/85           27105             40295
    2/85           28190             40789
    3/85           27214             40815
    4/85           26637             40778
    5/85           27990             43133
    6/85           28648             43808
    7/85           29086             43745
    8/85           29086             43322
    9/85           27219             42014
   10/85           28243             43955
   11/85           30220             46970
   12/85           31317             49242
    1/86           31426             49518
    2/86           33107             53217
    3/86           35594             56187
    4/86           36192             55555
    5/86           37752             58509
    6/86           38005             59499
    7/86           33706             56172
    8/86           34465             60337
    9/86           31222             55348
   10/86           34256             58542
   11/86           33921             59964
   12/86           33259             58433
    1/87           39761             66302
    2/87           43578             68920
    3/87           42920             70910
    4/87           44023             70281

====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    5/87           44860             70888
    6/87           45228             74469
    7/87           47005             78242
    8/87           49515             81160
    9/87           48574             79382
   10/87           33516             62288
   11/87           29649             57154
   12/87           34564             61501
    1/88           33662             64086
    2/88           37264             67060
    3/88           37320             64991
    4/88           37540             65710
    5/88           36579             66270
    6/88           39513             69309
    7/88           38327             69045
    8/88           37706             66706
    9/88           39117             69545
   10/88           37536             71480
   11/88           36917             70459
   12/88           37707             71687
    1/89           38563             76931
    2/89           38679             75019
    3/89           39421             76767
    4/89           41018             80749
    5/89           43200             84003
    6/89           41995             83531
    7/89           45846             91066
    8/89           47051             92840
    9/89           46877             92462
   10/89           44065             90318
   11/89           45272             92152
   12/89           46254             94362
    1/90           42531             88031
    2/90           44211             89163
    3/90           45771             91524
    4/90           44810             89244
    5/90           50268             97928
    6/90           50148             97268
    7/90           48814             96957
    8/90           43112             88204
    9/90           40323             83917
   10/90           38867             83563
   11/90           41292             88953
   12/90           43295             91429
    1/91           48426             95401
    2/91           52029            102215
    3/91           55816            104688
    4/91           55169            104936
    5/91           58672            109448
    6/91           54131            104437
    7/91           57568            109301
    8/91           60815            111883
    9/91           63022            110010
   10/91           66659            111486
   11/91           63546            107006
   12/91           72315            119223
    1/92           74868            117004
    2/92           76522            118519
    3/92           71411            116217
    4/92           68104            119625
    5/92           68813            120210
    6/92           65613            118422
    7/92           68605            123256
    8/92           66259            120738
    9/92           68604            122158
   10/92           73015            122577
   11/92           79207            126739
   12/92           81837            128294
    1/93           82475            129365
    2/93           78351            131128
    3/93           82481            133893
    4/93           79561            130657
    5/93           86132            134143
    6/93           86572            134535
    7/93           85983            133993
    8/93           91684            139066
    9/93           95186            138000
   10/93           96642            140852
   11/93           93869            139510
   12/93           97473            141197
    1/94          100592            145992
    2/94          100442            142032
    3/94           94365            135851
    4/94           93780            137592
    5/94           92579            139841
    6/94           89626            136419
    7/94           92216            140895
    8/94           95914            146659
    9/94           94993            143075
   10/94           97672            146285
   11/94           94810            140964
   12/94           95597            143051
    1/95           95224            146758
    2/95          100081            152472
    3/95          104004            156964
    4/95          106521            161583
    5/95          108673            168031
    6/95          113911            171927
    7/95          120461            177626
    8/95          121111            178069
    9/95          123449            185580
   10/95          125041            184917
   11/95          129718            193025
   12/95          131482            196744
    1/96          132862            203432
    2/96          137977            205325
    3/96          138833            207301
    4/96          145191            210355
    5/96          146687            215771
    6/96          143489            216593
    7/96          132067            207030
    8/96          142197            211403
    9/96          150203            223291
   10/96          150849            229447
   11/96          156717            246775
   12/96          152062            241887
    1/97          155605            256991
    2/97          147825            259008
    3/97          139561            248386
    4/97          141808            263201
    5/97          156798            279293
    6/97          162583            291709
    7/97          180516            314914
    8/97          177448            297285
    9/97          190313            313557
   10/97          184051            303097
   11/97          184530            317116
   12/97          188719            322558
    1/98          186548            326123
    2/98          205483            349630
    3/98          217915            367520
    4/98          221837            371283
    5/98          212919            364910
    6/98          223331            379722
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    7/98          213728            375709
    8/98          172094            321428
    9/98          183590            342036
   10/98          191980            369815
   11/98          205495            392219
   12/98          232620            414806
    1/99          246066            432145
    2/99          232631            418717
    3/99          253753            435465
    4/99          268090            452328
    5/99          268975            441658
    6/99          291273            466102
    7/99          286409            451611
    8/99          285378            449376
    9/99          287889            437072
   10/99          316390            464718
   11/99          347586            474164
   12/99          399655            502053
    1/00          392541            476831
    2/00          481883            467814
    3/00          460102            513551
    4/00          415886            498106
    5/00          386816            487895
    6/00          446463            499910
    7/00          430524            492102
    8/00          496222            522651
    9/00          492997            495066
   10/00          451092            492962
   11/00          348920            454128
   12/00          368599            456356
    1/01          381315            472538
    2/01          306730            429479
    3/01          258819            402286
    4/01          302249            433523
    5/01          295267            436432
    6/01          291399            425813
    7/01          267213            421620
    8/01          239609            395252
    9/01          189363            363337
   10/01          209682            370270
   11/01          239184            398665
   12/01          247412            402159
    1/02          242439            396294
    2/02          219141            388649
    3/02          237614            403268
    4/02          221148            378830
    5/02          210754            376049
    6/02          186370            349272
    7/02          167882            322053
    8/02          164155            324161
    9/02          151104            288967
   10/02          166638            314373
   11/02          179069            332858
   12/02          165549            313314
    1/03          164771            305122
    2/03          162283            300537
    3/03          164150            303447
    4/03          175492            328430
    5/03          189321            345718
    6/03          192275            350134
    7/03          198946            356310
    8/03          208735            363245
    9/03          201116            359399
   10/03          219277            379720
   11/03          226272            383057
   12/03          228919            403132
    1/04          234825            410530
    2/04          237150            416235
    3/04          235442            409956
    4/04          230310            403529
    5/04          233879            409056
    6/04          237130            417007
    7/04          220365            403207
    8/04          216795            404823
    9/04          225792            409208
   10/04          231076            415460
   11/04          245518            432265
   12/04          256223            446969
    1/05          251406            436075
    2/05          255277            445246
    3/05          251857            437370
    4/05          238181            429079
    5/05          250614            442720
    6/05          258533            443354
    7/05          275002            459835
    8/05          275167            455642
    9/05          275800            459330
   10/05          265705            451669
   11/05          279682            468734
   12/05          282786            468903
    1/06          303429            481318
    2/06          303429            482620
    3/06          313534            488626
    4/06          321591            495183
    5/06          306541            480949
    6/06          304518            481587
    7/06          292702            484556
    8/06          297825            496067
    9/06          304347            508843
   10/06          317069            525414
   11/06          330576            535390
   12/06          329485            542901
    1/07          340819            551104
    2/07          340513            540356
    3/07          343918            546388
    4/07          356333            570581
    5/07          380849            590474
    6/07          376660            580669
    7/07          366565            562690
    8/07          362680            571110
    9/07          380378            592446
   10/07          389545            601869
   11/07          371548            576699
   12/07          370137            572705
    1/08          332864            538358
    2/08          326506            520886
    3/08          310344            518632
    4/08          331758            543882
    5/08          347583            550926
    6/08          327562            504527
    7/08          316643            500282
====================================================================================================================================


                               AIM DYNAMICS FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS C SHARES (OLDEST SHARE CLASS WITH SALES CHARGES)
Index data from 1/31/00,Fund data from 2/14/00

                AIM
              Dynamics         Russell                        Lipper
             Fund-Class     Midcap Growth      S&P500     Mid-Cap Growth
  Date        C Shares         Index(1)       Index(1)    Funds Index(1)

 1/31/00                   $         10000   $    10000   $        10000
    2/00   $       10648             12102         9811            12506
    3/00           10156             12115        10770            11626
    4/00            9176             10939        10446            10092
    5/00            8531             10141        10232             9185
    6/00            9839             11217        10484            10612
    7/00            9484             10507        10320            10172
    8/00           10920             12092        10961            11502
    9/00           10838             11501        10382            10950
   10/00            9910             10713        10338            10064
   11/00            7659              8385         9524             7960
   12/00            8084              8827         9571             8533
    1/01            8358              9331         9910             8649
    2/01            6718              7717         9007             7352
    3/01            5666              6613         8437             6572
    4/01            6611              7715         9092             7438
    5/01            6454              7679         9153             7500
    6/01            6365              7683         8930             7470
    7/01            5837              7165         8842             7077
    8/01            5231              6645         8289             6603
    9/01            4127              5547         7620             5651
   10/01            4570              6130         7765             5965
   11/01            5207              6790         8361             6455
   12/01            5382              7048         8434             6735
    1/02            5273              6819         8311             6478
    2/02            4769              6433         8151             6156
    3/02            5163              6924         8457             6544
    4/02            4799              6557         7945             6326
    5/02            4573              6361         7886             6115
    6/02            4038              5659         7325             5566
    7/02            3633              5110         6754             4965
    8/02            3550              5092         6798             4906
    9/02            3266              4687         6060             4601
   10/02            3595              5050         6593             4833
   11/02            3862              5446         6981             5121
   12/02            3567              5117         6571             4818
    1/03            3547              5066         6399             4746
    2/03            3488              5022         6303             4673
    3/03            3530              5116         6364             4740
    4/03            3770              5464         6888             5072
    5/03            4065              5990         7250             5492
    6/03            4123              6075         7343             5578
    7/03            4267              6292         7472             5798
    8/03            4472              6639         7618             6083
    9/03            4308              6510         7537             5879
   10/03            4695              7035         7963             6340
   11/03            4840              7223         8033             6491
   12/03            4894              7302         8454             6524
    1/04            5014              7543         8610             6689
    2/04            5062              7670         8729             6781
    3/04            5025              7655         8597             6780
====================================================================================================================================

(1) Lipper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    4/04            4908              7439         8463             6564
    5/04            4984              7614         8579             6707
    6/04            5053              7736         8745             6869
    7/04            4689              7223         8456             6381
    8/04            4610              7134         8490             6270
    9/04            4799              7401         8582             6538
   10/04            4909              7652         8713             6732
   11/04            5214              8047         9065             7106
   12/04            5437              8432         9374             7440
    1/05            5330              8207         9145             7199
    2/05            5409              8414         9338             7292
    3/05            5334              8291         9172             7147
    4/05            5042              7963         8999             6803
    5/05            5300              8419         9285             7206
    6/05            5464              8576         9298             7371
    7/05            5811              9076         9644             7795
    8/05            5811              9021         9556             7771
    9/05            5818              9138         9633             7907
   10/05            5601              8869         9472             7687
   11/05            5893              9350         9830             8103
   12/05            5955              9453         9834             8152
    1/06            6384             10019        10094             8712
    2/06            6384              9895        10121             8637
    3/06            6589             10172        10247             8925
    4/06            6757             10215        10385             9008
    5/06            6435              9734        10086             8507
    6/06            6391              9694        10100             8511
    7/06            6140              9347        10162             8151
    8/06            6243              9562        10403             8284
    9/06            6374              9780        10671             8403
   10/06            6638             10156        11019             8697
   11/06            6916             10554        11228             9059
   12/06            6888             10460        11386             9051
    1/07            7122             10840        11558             9353
    2/07            7112             10817        11332             9326
    3/07            7177             10874        11459             9480
    4/07            7434             11351        11966             9868
    5/07            7942             11812        12383            10424
    6/07            7849             11607        12178            10382
    7/07            7633             11347        11801            10247
    8/07            7548             11408        11977            10355
    9/07            7908             11856        12425            10991
   10/07            8097             12159        12622            11486
   11/07            7716             11623        12094            10877
   12/07            7685             11655        12011            10988
    1/08            6907             10729        11290             9964
    2/08            6769             10565        10924             9797
    3/08            6429             10379        10877             9583
    4/08            6872             11132        11406            10302
    5/08            7194             11718        11554            10738
    6/08            6775             10861        10581            10062
    7/08            6787             10449        10492             9665
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of  7/31/08, including maximum            As of  6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (3/28/02)                  3.72%   Inception (3/28/02)                  4.33%
 5 Years                             8.47     5 Years                             9.98
 1 Year                            -18.29     1 Year                            -17.76

CLASS  B SHARES                              CLASS B SHARES
Inception (3/28/02)                  3.86%   Inception (3/28/02)                  4.49%
 5 Years                             8.63     5 Years                            10.17
 1 Year                            -18.53     1 Year                            -17.95

CLASS C SHARES                               CLASS C SHARES
Inception (2/14/00)                 -4.48%   Inception (2/14/00)                 -4.13%
 5 Years                             8.93     5 Years                            10.44
 1 Year                            -15.10     1 Year                            -14.54

CLASS R SHARES                               CLASS R SHARES
Inception (10/25/05)                 6.44%   Inception (10/25/05)                 8.01%
 1 Year                            -13.82     1 Year                            -13.24

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
Inception (9/15/67)                  8.82%   Inception (9/15/67)                  8.93%
 10 Years                            4.01     10 Years                            3.91
 5 Years                             9.75     5 Years                            11.25
 1 Year                            -13.60     1 Year                            -13.03
==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT        REFLECTS THE APPLICABLE CONTINGENT
PAST PERFORMANCE AND CANNOT GUARANTEE        DEFERRED SALES CHARGE (CDSC) FOR THE
COMPARABLE FUTURE RESULTS; CURRENT           PERIOD INVOLVED. THE CDSC ON CLASS B
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES DECLINES FROM 5 % BEGINNING AT THE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     TIME OF PURCHASE TO 0 % AT THE BEGINNING
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   OF THE SEVENTH YEAR. THE CDSC ON CLASS C
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    SHARES IS 1 % FOR THE FIRST YEAR AFTER
IN NET ASSET VALUE AND THE EFFECT OF THE     PURCHASE. CLASS R SHARES DO NOT HAVE A
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FRONT-END SALES CHARGE; RETURNS SHOWN ARE
STATED. INVESTMENT RETURN AND PRINCIPAL      AT NET ASSET VALUE AND DO NOT REFLECT A
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
A GAIN OR LOSS WHEN YOU SELL SHARES.         REDEMPTION OF RETIREMENT PLAN ASSETS
                                             WITHIN THE FIRST YEAR. INVESTOR CLASS
   THE TOTAL ANNUAL FUND OPERATING EXPENSE   SHARES DO NOT HAVE A FRONT-END SALES
RATIO SET FORTH IN THE MOST RECENT FUND      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PROSPECTUS AS OF THE DATE OF THIS REPORT     IS AT NET ASSET VALUE.
FOR CLASS A, CLASS B, CLASS C, CLASS R AND
INVESTOR CLASS SHARES WAS 1.04%, 1.79%,         THE PERFORMANCE OF THE FUND'S SHARE
1.79%, 1.29% AND 1.04%,RESPECTIVELY. THE     CLASSES WILL DIFFER PRIMARILY DUE TO
EXPENSE RATIOS PRESENTED ABOVE MAY VARY      DIFFERENT SALES CHARGE STRUCTURES AND
FROM THE EXPENSE RATIOS PRESENTED IN OTHER   CLASS EXPENSES.
SECTIONS OF THIS REPORT THAT ARE BASED ON
EXPENSES INCURRED DURING THE PERIOD             HAD THE ADVISOR NOT WAIVED FEES AND/OR
COVERED BY THIS REPORT.                      REIMBURSED EXPENSES IN THE PAST ON CLASS
                                             B, CLASS C AND INVESTOR CLASS SHARES,
   CLASS A SHARE PERFORMANCE REFLECTS THE    PERFORMANCE WOULD HAVE BEEN LOWER.
MAXIMUM 5.50% SALES CHARGE, AND CLASS B
AND CLASS C SHARE PERFORMANCE

7 AIM DYNAMICS FUND

AIM DYNAMICS FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES

o  Effective September 30,2003, only            with longer trading histories. In         o  A direct investment cannot be made in
   previously established qualified plans       addition, companies offering securities      an index. Unless otherwise indicated,
   are eligible to purchase Class B shares      in IPOs may have less experienced            index results include reinvested
   of any AIM fund.                             management or limited operating              dividends, and they do not reflect
                                                histories. There can be no assurance         sales charges. Performance of an index
o  Class R shares are available only to         that the fund will have favorable IPO        of funds reflects fund expenses;
   certain retirement plans. Please see         investment opportunities.                    performance of a market index does not.
   the prospectus for more information.
                                             o  The Fund may engage in active and         OTHER INFORMATION
o  All Investor Class shares are closed to      frequent trading of portfolio
   new investors. Contact your financial        securities to achieve its investment      o  The Chartered Financial
   advisor about purchasing our other           objective. If a fund does trade in this      Analyst-REGISTERED TRADEMARK-
   share classes                                way, it may incur increased costs,           -(CFA--REGISTERED TRADEMARK--)
                                                which can lower the actual return of         designation is a globally recognized
PRINCIPAL RISKS OF INVESTING IN THE FUND        the fund. Active trading may also            standard for measuring the competence
                                                increase short term gains and losses,        and integrity of investment
o  Prices of equity securities change in        which may affect taxes that must be          professionals.
   response to many factors including the       paid.
   historical and prospective earnings of                                                 o  The returns shown in the management's
   the issuer, the value of its assets,      ABOUT INDEXES USED IN THIS REPORT               discussion of Fund performance are
   general economic conditions, interest                                                     based on net asset values calculated
   rates, investor perceptions and market    o  The S&P 500--REGISTERED TRADEMARK--          for shareholder transactions. Generally
   liquidity.                                   INDEX is a market                            accepted accounting principles require
                                                capitalization-weighted index covering       adjustments to be made to the net
o  The Fund invests in "growth" stocks,         all major areas of the U.S. economy. It      assets of the Fund at period end for
   which may be more volatile than other        is not the 500 largest companies, but        financial reporting purposes, and as
   investment styles because growth stocks      rather the most widely held 500              such, the net asset values for
   are more sensitive to investor               companies chosen with respect to market      shareholder transactions and the
   perceptions of an issuing company's          size, liquidity, and their industry.         returns based on those net asset values
   growth potential.                                                                         may differ from the net asset values
                                             o  The RUSSELL Midcap--REGISTERED TRADE         and returns reported in the Financial
o  There is no guarantee that the               MARK- GROWTH INDEX measures the              Highlights.
   investment techniques and risk analyses      performance of those Russell Midcap
   used by the Fund's portfolio managers        companies with higher price-to-book       o  Industry classifications used in this
   will produce the desired results.            ratios and higher forecasted growth val      report are generally according to the
                                                ues. The Russell Midcap Growth Index is      Global Industry Classification
o  Small- and mid-capitalization companies      a trademark/service mark of the Frank        Standard, which was developed by and is
   tend to be more vulnerable to adverse        Russell Company. Russell--REGISTERED         the exclusive property and a service
   developments and more volatile than          TRADE MARK- is a trademark of the Frank      mark of Morgan Stanley Capital
   larger companies. Investments in these       Russell Company.                             International Inc. and Standard &
   sized companies may involve special                                                       Poor's.
   risks, including those associated with    o  The LIPPER MID-CAP GROWTH FUNDS INDEX
   dependence on a small management             is an equally weighted representation
   group, little or no operating history,       of the largest funds in the Lipper
   little or no track record of success,        Mid-Cap Growth Funds category. These
   limited product lines, less publicly         funds have an above-average price-to-
   available information, illiquidity,          earnings ratio, price-to-book ratio,
   restricted resale or less frequent           and three-year sales-per-share growth
   trading.                                     value, compared to the S&P MidCap 400
                                                Index.
o  The prices of securities held by the
   Fund may decline in response to market    o  The Fund is not managed to track the
   risks.                                       performance of any particular index,
                                                including the indexes defined here, and
o  The prices of initial public offering        consequently, the performance of the
   (IPO) securities may go up and down          Fund may deviate significantly from the
   more than prices of equity securities        performance of the indexes.
   of companies

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                       IDYAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                       IDYBX
=======================================================================================   Class C Shares                       IFDCX
                                                                                          Class R Shares                       IDYRX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Investor Class Shares                FIDYX

8 AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS(a)

July 31, 2008





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS-95.98%

AEROSPACE & DEFENSE-0.96%

Precision Castparts Corp.                               160,243    $   14,971,503
=================================================================================


APPAREL RETAIL-3.44%

Aeropostale, Inc.(b)                                    943,258        30,420,071
---------------------------------------------------------------------------------
Guess?, Inc.                                            430,529        13,634,853
---------------------------------------------------------------------------------
Urban Outfitters, Inc.(b)                               289,762         9,565,044
=================================================================================
                                                                       53,619,968
=================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.70%

Coach, Inc.(b)                                          486,767        12,417,426
---------------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                  1,049,961        22,511,164
---------------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)                           248,406         7,241,035
=================================================================================
                                                                       42,169,625
=================================================================================


APPLICATION SOFTWARE-3.92%

Amdocs Ltd.(b)                                          550,428        16,738,516
---------------------------------------------------------------------------------
ANSYS, Inc.(b)                                          398,048        18,262,442
---------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                 903,170        26,182,898
=================================================================================
                                                                       61,183,856
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.06%

Affiliated Managers Group, Inc.(b)                      264,198        22,826,707
---------------------------------------------------------------------------------
Riskmetrics Group Inc.(b)                               515,699         9,292,896
=================================================================================
                                                                       32,119,603
=================================================================================


BIOTECHNOLOGY-1.94%

Genzyme Corp.(b)                                        200,696        15,383,348
---------------------------------------------------------------------------------
United Therapeutics Corp.(b)                            132,000        14,967,480
=================================================================================
                                                                       30,350,828
=================================================================================


CASINOS & GAMING-0.65%

International Game Technology                           469,364        10,189,892
=================================================================================


COAL & CONSUMABLE FUELS-1.69%

Alpha Natural Resources, Inc.(b)                        267,000        26,419,650
=================================================================================


COMMUNICATIONS EQUIPMENT-1.75%

CommScope, Inc.(b)                                      159,895         7,129,718
---------------------------------------------------------------------------------
Infinera Corp.(b)                                     1,084,189        12,207,968
---------------------------------------------------------------------------------
Juniper Networks, Inc.(b)                               308,317         8,025,492
=================================================================================
                                                                       27,363,178
=================================================================================
COMPUTER & ELECTRONICS RETAIL-0.71%

GameStop Corp.-Class A(b)                               274,779        11,131,297
=================================================================================


COMPUTER STORAGE & PERIPHERALS-1.81%

Logitech International S.A. (Switzerland)(b)(c)         425,227        11,264,799
---------------------------------------------------------------------------------
NetApp, Inc.(b)                                         663,837        16,961,035
=================================================================================
                                                                       28,225,834
=================================================================================


CONSTRUCTION & ENGINEERING-4.27%

Foster Wheeler Ltd.(b)                                  343,647        19,508,840
---------------------------------------------------------------------------------
Quanta Services, Inc.(b)                                620,572        19,163,264
---------------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                                485,234        28,046,525
=================================================================================
                                                                       66,718,629
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.08%

Bucyrus International, Inc.                             328,868        23,024,049
---------------------------------------------------------------------------------
Joy Global Inc.                                         131,318         9,483,786
=================================================================================
                                                                       32,507,835
=================================================================================


CONSUMER FINANCE-1.51%

SLM Corp.(b)                                          1,379,305        23,627,495
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.27%

Alliance Data Systems Corp.(b)                          551,235        35,361,725
=================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.30%

Corrections Corp. of America(b)                         985,750        27,630,573
---------------------------------------------------------------------------------
Equifax Inc.                                            235,327         8,257,624
=================================================================================
                                                                       35,888,197
=================================================================================


DRUG RETAIL-1.53%

Shoppers Drug Mart Corp. (Canada)                       449,300        23,848,288
=================================================================================


EDUCATION SERVICES-2.46%

Apollo Group Inc.-Class A(b)                            364,258        22,689,631
---------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                       176,481        15,632,687
=================================================================================
                                                                       38,322,318
=================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.73%

General Cable Corp.(b)                                  468,000        26,970,840
=================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.33%

Amphenol Corp.-Class A                                  436,448        20,805,476
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.18%

Intrepid Potash, Inc.(b)                                140,228         7,754,608
---------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)               51,954        10,612,644
=================================================================================
                                                                       18,367,252
=================================================================================


GENERAL MERCHANDISE STORES-0.50%

Dollar Tree, Inc.(b)                                    209,025         7,838,437
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DYNAMICS FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.52%

Hologic, Inc.(b)                                        814,782    $   15,049,024
---------------------------------------------------------------------------------
Intuitive Surgical, Inc.(b)                              27,932         8,694,952
=================================================================================
                                                                       23,743,976
=================================================================================


HEALTH CARE SERVICES-3.18%

Amedisys, Inc.(b)                                       263,060        16,867,407
---------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                246,218        17,368,218
---------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)                 228,784        15,461,223
=================================================================================
                                                                       49,696,848
=================================================================================


HOUSEWARES & SPECIALTIES-1.47%

Jarden Corp.(b)                                         954,506        22,936,779
=================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.19%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $13,478,402)(b)(d)(e)                                 962,743        18,532,803
=================================================================================


INDUSTRIAL MACHINERY-1.44%

Flowserve Corp.                                         168,257        22,435,388
=================================================================================


INVESTMENT BANKING & BROKERAGE-1.35%

TD Ameritrade Holding Corp.(b)                        1,055,584        21,016,677
=================================================================================


IT CONSULTING & OTHER SERVICES-1.02%

Cognizant Technology Solutions Corp.-Class A(b)         566,088        15,890,090
=================================================================================


LIFE SCIENCES TOOLS & SERVICES-2.13%

Pharmaceutical Product Development, Inc.                376,000        14,340,640
---------------------------------------------------------------------------------
Waters Corp.(b)                                         277,237        18,835,482
=================================================================================
                                                                       33,176,122
=================================================================================


MANAGED HEALTH CARE-1.80%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $18,389,812)(b)(d)(e)                               1,340,000        10,720,000
---------------------------------------------------------------------------------
Humana Inc.(b)                                          396,334        17,403,026
=================================================================================
                                                                       28,123,026
=================================================================================


METAL & GLASS CONTAINERS-4.87%

Crown Holdings, Inc.(b)                               1,236,853        34,668,990
---------------------------------------------------------------------------------
Owens-Illinois, Inc.(b)                                 327,800        13,846,272
---------------------------------------------------------------------------------
Pactiv Corp.(b)                                       1,141,854        27,530,100
=================================================================================
                                                                       76,045,362
=================================================================================


OIL & GAS DRILLING-4.40%

ENSCO International Inc.                                239,603        16,566,151
---------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                 242,000        14,309,460
---------------------------------------------------------------------------------
Hercules Offshore, Inc.(b)                              563,749        14,076,813
---------------------------------------------------------------------------------
Noble Corp.                                             456,000        23,652,720
=================================================================================
                                                                       68,605,144
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.70%

Cameron International Corp.(b)                          437,000        20,871,120
---------------------------------------------------------------------------------
IHS Inc.-Class A(b)                                     341,261        21,236,672
=================================================================================
                                                                       42,107,792
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.76%

Carrizo Oil & Gas, Inc.(b)                              273,000        13,742,820
---------------------------------------------------------------------------------
Denbury Resources Inc.(b)                               347,000         9,764,580
---------------------------------------------------------------------------------
Southwestern Energy Co.(b)                              539,126        19,575,665
=================================================================================
                                                                       43,083,065
=================================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.97%

Williams Cos., Inc. (The)                               474,000        15,191,700
=================================================================================


PERSONAL PRODUCTS-1.08%

Estee Lauder Cos. Inc. (The)-Class A                    380,841        16,795,088
=================================================================================


PHARMACEUTICALS-0.87%

Allergan, Inc.                                          261,300        13,569,309
=================================================================================


PROPERTY & CASUALTY INSURANCE-1.38%

XL Capital Ltd.-Class A                               1,201,263        21,490,595
=================================================================================


PUBLISHING-1.53%

McGraw-Hill Cos., Inc. (The)                            588,497        23,934,173
=================================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.17%

Meruelo Maddux Properties, Inc.(b)                    1,403,482         2,708,720
=================================================================================


RESTAURANTS-1.01%

Burger King Holdings Inc.                               586,762        15,742,824
=================================================================================


SEMICONDUCTOR EQUIPMENT-0.94%

Lam Research Corp.(b)                                   444,812        14,629,867
=================================================================================


SEMICONDUCTORS-3.19%

Altera Corp.                                            977,799        21,462,688
---------------------------------------------------------------------------------
Intersil Corp.-Class A                                  311,880         7,525,665
---------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                         439,958         8,640,775
---------------------------------------------------------------------------------
ON Semiconductor Corp.(b)                             1,302,136        12,227,057
=================================================================================
                                                                       49,856,185
=================================================================================


SPECIALIZED FINANCE-3.08%

IntercontinentalExchange Inc.(b)                        141,658        14,137,469
---------------------------------------------------------------------------------
Moody's Corp.                                           692,219        24,096,143
---------------------------------------------------------------------------------
MSCI Inc.- Class A(b)                                   331,583         9,864,594
=================================================================================
                                                                       48,098,206
=================================================================================


SPECIALTY STORES-0.27%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)              454,164         4,282,767
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM DYNAMICS FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
STEEL-1.65%

Cleveland-Cliffs Inc.                                   149,918    $   16,252,611
---------------------------------------------------------------------------------
Steel Dynamics, Inc.                                    297,340         9,419,731
=================================================================================
                                                                       25,672,342
=================================================================================


SYSTEMS SOFTWARE-1.19%

McAfee Inc.(b)                                          565,444        18,518,291
=================================================================================


TRUCKING-3.04%

Con-way Inc.                                            367,291        18,570,233
---------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                    254,661         9,417,364
---------------------------------------------------------------------------------
Landstar System, Inc.                                   384,147        19,430,155
=================================================================================
                                                                       47,417,752
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.99%

American Tower Corp.-Class A(b)                         208,443         8,733,762
---------------------------------------------------------------------------------
Crown Castle International Corp.(b)                     442,994        16,922,371
---------------------------------------------------------------------------------
SBA Communications Corp.-Class A(b)                     553,578        20,975,070
=================================================================================
                                                                       46,631,203
=================================================================================
     Total Common Stocks (Cost $1,409,093,322)                      1,497,933,820
=================================================================================



MONEY MARKET FUNDS-3.48%

Liquid Assets Portfolio-Institutional Class(f)       27,186,062        27,186,062
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             27,186,062        27,186,062
=================================================================================
     Total Money Market Funds (Cost $54,372,124)                       54,372,124
=================================================================================
TOTAL INVESTMENTS-99.46% (Cost $1,463,465,446)                      1,552,305,944
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.54%                                     8,465,116
=================================================================================
NET ASSETS-100.00%                                                 $1,560,771,060
_________________________________________________________________________________
=================================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at July 31, 2008 represented 0.72% of the Fund's Net Assets. See Note 1A.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $29,252,803, which represented 1.87% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $29,252,803, which represented 1.87% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost $1,409,093,322)                         $ 1,497,933,820
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (Cost $54,372,124)          54,372,124
===================================================================================
     Total investments (Cost $1,463,465,446)                          1,552,305,944
===================================================================================
Foreign currencies, at value (Cost $1,072)                                    1,067
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       38,758,241
-----------------------------------------------------------------------------------
  Fund shares sold                                                          840,640
-----------------------------------------------------------------------------------
  Dividends                                                                 186,474
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           376,238
-----------------------------------------------------------------------------------
Other assets                                                                132,527
===================================================================================
     Total assets                                                     1,592,601,131
___________________________________________________________________________________
===================================================================================



LIABILITIES:

Payables for:
  Investments purchased                                                  26,806,896
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                  3,157,407
-----------------------------------------------------------------------------------
  Accrued fees to affiliates                                              1,044,974
-----------------------------------------------------------------------------------
  Accrued other operating expenses                                          274,879
-----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                          545,915
===================================================================================
     Total liabilities                                                   31,830,071
===================================================================================
Net assets applicable to shares outstanding                         $ 1,560,771,060
___________________________________________________________________________________
===================================================================================



NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 3,637,500,409
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                                 (351,534)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (2,165,218,308)
-----------------------------------------------------------------------------------
Unrealized appreciation                                                  88,840,493
===================================================================================
                                                                    $ 1,560,771,060
___________________________________________________________________________________
===================================================================================



NET ASSETS:

Class A                                                             $   192,706,332
___________________________________________________________________________________
===================================================================================
Class B                                                             $    38,078,826
___________________________________________________________________________________
===================================================================================
Class C                                                             $    29,517,123
___________________________________________________________________________________
===================================================================================
Class R                                                             $     3,964,829
___________________________________________________________________________________
===================================================================================
Investor Class                                                      $ 1,110,820,777
___________________________________________________________________________________
===================================================================================
Institutional Class                                                 $   185,683,173
___________________________________________________________________________________
===================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                   9,443,594
___________________________________________________________________________________
===================================================================================
Class B                                                                   1,957,379
___________________________________________________________________________________
===================================================================================
Class C                                                                   1,546,859
___________________________________________________________________________________
===================================================================================
Class R                                                                     195,680
___________________________________________________________________________________
===================================================================================
Investor Class                                                           54,444,429
___________________________________________________________________________________
===================================================================================
Institutional Class                                                       8,806,520
___________________________________________________________________________________
===================================================================================
Class A:
  Net asset value per share                                         $         20.41
___________________________________________________________________________________
===================================================================================
  Maximum offering price per share
     (Net asset value of $20.41 / 94.50%)                           $         21.60
___________________________________________________________________________________
===================================================================================
Class B:
     Net asset value and offering price per share                   $         19.45
___________________________________________________________________________________
===================================================================================
Class C:
     Net asset value and offering price per share                   $         19.08
___________________________________________________________________________________
===================================================================================
Class R:
     Net asset value and offering price per share                   $         20.26
___________________________________________________________________________________
===================================================================================
Investor Class:
     Net asset value and offering price per share                   $         20.40
___________________________________________________________________________________
===================================================================================
Institutional Class:
     Net asset value and offering price per share                   $         21.08
___________________________________________________________________________________
===================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM DYNAMICS FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008





INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $58,063)                            $   7,863,554
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $1,259,091)                                                                       2,987,608
================================================================================================
     Total investment income                                                          10,851,162
================================================================================================


EXPENSES:

Advisory fees                                                                          9,714,466
------------------------------------------------------------------------------------------------
Administrative services fees                                                             438,926
------------------------------------------------------------------------------------------------
Custodian fees                                                                           101,293
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                513,975
------------------------------------------------------------------------------------------------
  Class B                                                                                522,237
------------------------------------------------------------------------------------------------
  Class C                                                                                342,472
------------------------------------------------------------------------------------------------
  Class R                                                                                 21,220
------------------------------------------------------------------------------------------------
  Investor Class                                                                       3,377,146
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         3,347,284
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     132,232
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 70,486
------------------------------------------------------------------------------------------------
Other                                                                                    610,458
================================================================================================
     Total expenses                                                                   19,192,195
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (170,200)
================================================================================================
     Net expenses                                                                     19,021,995
================================================================================================
Net investment income (loss)                                                          (8,170,833)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates
     of $105,255)                                                                    (21,228,892)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     133,828
------------------------------------------------------------------------------------------------
                                                                                     (21,095,064)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (236,173,679)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       1,022
================================================================================================
                                                                                    (236,172,657)
================================================================================================
Net realized and unrealized gain (loss)                                             (257,267,721)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(265,438,554)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                               2008                2007
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (8,170,833)     $   (9,766,564)
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (21,095,064)        315,280,405
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (236,172,657)        127,278,859
============================================================================================================
     Net increase (decrease) in net assets resulting from operations        (265,438,554)        432,792,700
============================================================================================================
Share transactions-net:
  Class A                                                                      7,697,730          48,306,227
------------------------------------------------------------------------------------------------------------
  Class B                                                                    (17,779,013)        (14,799,356)
------------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,281,745)         (2,965,605)
------------------------------------------------------------------------------------------------------------
  Class R                                                                        213,063           1,331,971
------------------------------------------------------------------------------------------------------------
  Investor Class                                                            (259,755,911)       (318,715,569)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                         45,022,017          74,991,522
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (226,883,859)       (211,850,810)
============================================================================================================
     Net increase (decrease) in net assets                                  (492,322,413)        220,941,890
____________________________________________________________________________________________________________
============================================================================================================


NET ASSETS:

  Beginning of year                                                        2,053,093,473       1,832,151,583
============================================================================================================
  End of year (including undistributed net investment income (loss) of
     $(351,534) and $(316,145), respectively)                             $1,560,771,060      $2,053,093,473
____________________________________________________________________________________________________________
============================================================================================================




NOTES TO FINANCIAL STATEMENTS

July 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term capital growth.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.


14        AIM DYNAMICS FUND

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency

15        AIM DYNAMICS FUND
      fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.


16        AIM DYNAMICS FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.60%
-------------------------------------------------------------------
Next $350 million                                            0.55%
-------------------------------------------------------------------
Next $1.3 billion                                            0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on March 28, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $56,020.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $21,931.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $44,231 in front-end sales commissions from the sale of Class A shares and $3,850, $40,471 and $3,978 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities sales of $12,284,102, which resulted in net realized gains of $105,255, and securities purchases of $8,300,070.


17        AIM DYNAMICS FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $92,249.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $7,984 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long term capital gain distributions paid during the years ended July 31, 2008 and 2007.

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                          2008
-----------------------------------------------------------------------------------
Net unrealized appreciation -- investments                          $    88,451,217
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- other investments                  (5)
-----------------------------------------------------------------------------------
Temporary book/tax differences                                             (351,534)
-----------------------------------------------------------------------------------
Capital loss carryover                                               (2,069,290,665)
-----------------------------------------------------------------------------------
Post-October Capital loss deferral                                      (95,538,362)
-----------------------------------------------------------------------------------
Shares of beneficial interest                                         3,637,500,409
===================================================================================
Total net assets                                                    $ 1,560,771,060
___________________________________________________________________________________
===================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,065,328,878 of capital loss carryforward in the fiscal year ended July 31, 2009.

  The Fund utilized $73,602,479 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                           CARRYFORWARD*
----------------------------------------------------------------------------------
July 31, 2009                                                       $    9,999,243
----------------------------------------------------------------------------------
July 31, 2010                                                            4,556,433
----------------------------------------------------------------------------------
July 31, 2011                                                        2,054,734,989
==================================================================================
Total capital loss carryforward                                     $2,069,290,665
__________________________________________________________________________________
==================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of reorganization of AIM Mid Cap Growth Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.


18        AIM DYNAMICS FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $2,019,961,530 and $2,279,728,179, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 220,760,688
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (132,309,471)
================================================================================================
Net unrealized appreciation of investment securities                               $  88,451,217
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,463,854,727.




NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of partnership transactions and net operating losses, on July 31, 2008, undistributed net investment income (loss) was increased by $8,135,444, undistributed net realized gain (loss) was decreased by $20,063 and shares of beneficial interest decreased by $8,115,381. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                                           ---------------------------------------------------------
                                                                     2008(a)                         2007
                                                           ---------------------------   ---------------------------
                                                              SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    4,623,903   $ 105,825,696     4,205,953   $  95,383,617
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      287,554       6,264,407       301,881       6,422,391
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      333,225       7,118,892       332,391       7,025,953
--------------------------------------------------------------------------------------------------------------------
  Class R                                                       63,150       1,401,104       113,924       2,561,913
--------------------------------------------------------------------------------------------------------------------
  Investor Class                                             5,813,001     131,135,254     8,201,101     181,645,788
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,508,123      82,758,813     4,564,727     100,563,095
====================================================================================================================

Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                      437,158       9,458,523       129,504       2,831,907
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (457,252)     (9,458,523)     (134,343)     (2,831,907)
====================================================================================================================

Reacquired:
  Class A                                                   (4,869,048)   (107,586,489)   (2,284,437)    (49,909,297)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (683,172)    (14,584,897)     (888,236)    (18,389,840)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                     (453,532)     (9,400,637)     (485,181)     (9,991,558)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                      (53,572)     (1,188,041)      (56,977)     (1,229,942)
--------------------------------------------------------------------------------------------------------------------
  Investor Class                                           (17,468,479)   (390,891,165)  (23,257,944)   (500,361,357)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,644,923)    (37,736,796)   (1,077,922)    (25,571,573)
====================================================================================================================
                                                           (10,563,864)  $(226,883,859)  (10,335,559)  $(211,850,810)
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


19        AIM DYNAMICS FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                     INCOME (LOSS)
                                              FROM INVESTMENT OPERATIONS
                                        --------------------------------------
                                                       NET GAINS
                                                      (LOSSES) ON
                            NET ASSET       NET       SECURITIES       TOTAL
                              VALUE,    INVESTMENT       (BOTH         FROM       NET ASSET                 NET ASSETS,
                            BEGINNING     INCOME     REALIZED AND   INVESTMENT   VALUE, END     TOTAL      END OF PERIOD
                            OF PERIOD    (LOSS)(A)    UNREALIZED)   OPERATIONS    OF PERIOD   RETURN(B)   (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08           $23.61      $(0.10)       $(3.10)       $(3.20)      $20.41       (13.55)%    $  192,706
Year ended 07/31/07            18.86       (0.11)         4.86          4.75        23.61        25.18         218,469
Year ended 07/31/06            17.71       (0.05)         1.20          1.15        18.86         6.49         135,778
Year ended 07/31/05            14.21       (0.08)         3.58          3.50        17.71        24.63          15,895
Year ended 07/31/04            12.84       (0.13)         1.50          1.37        14.21        10.67          12,692

CLASS B
Year ended 07/31/08            22.68       (0.26)        (2.97)        (3.23)       19.45       (14.24)         38,079
Year ended 07/31/07            18.25       (0.26)         4.69          4.43        22.68        24.28          63,742
Year ended 07/31/06            17.27       (0.19)         1.17          0.98        18.25         5.67          64,434
Year ended 07/31/05            13.94       (0.18)         3.51          3.33        17.27        23.89           2,908
Year ended 07/31/04            12.69       (0.22)         1.47          1.25        13.94         9.85           2,282

CLASS C
Year ended 07/31/08            22.25       (0.26)        (2.91)        (3.17)       19.08       (14.25)         29,517
Year ended 07/31/07            17.90       (0.26)         4.61          4.35        22.25        24.30          37,089
Year ended 07/31/06            16.93       (0.18)         1.15          0.97        17.90         5.73          32,577
Year ended 07/31/05            13.67       (0.18)         3.44          3.26        16.93        23.85           9,081
Year ended 07/31/04            12.44       (0.22)         1.45          1.23        13.67         9.89          11,287

CLASS R
Year ended 07/31/08            23.51       (0.16)        (3.09)        (3.25)       20.26       (13.82)          3,965
Year ended 07/31/07            18.82       (0.16)         4.85          4.69        23.51        24.92           4,374
Year ended 07/31/06(e)         17.05       (0.07)         1.84          1.77        18.82        10.38           2,430

INVESTOR CLASS
Year ended 07/31/08            23.61       (0.10)        (3.11)        (3.21)       20.40       (13.60)      1,110,821
Year ended 07/31/07            18.85       (0.11)         4.87          4.76        23.61        25.25       1,560,651
Year ended 07/31/06            17.71       (0.04)         1.18          1.14        18.85         6.44       1,530,105
Year ended 07/31/05            14.19       (0.07)         3.59          3.52        17.71        24.81       1,984,687
Year ended 07/31/04            12.81       (0.11)         1.49          1.38        14.19        10.77       2,992,578

INSTITUTIONAL CLASS
Year ended 07/31/08            24.31       (0.02)        (3.21)        (3.23)       21.08       (13.29)        185,683
Year ended 07/31/07            19.33       (0.02)         5.00          4.98        24.31        25.76         168,767
Year ended 07/31/06            18.08        0.03          1.22          1.25        19.33         6.91          66,829
Year ended 07/31/05            14.42        0.01          3.65          3.66        18.08        25.38          10,305
Year ended 07/31/04            12.96       (0.04)         1.50          1.46        14.42        11.26          12,987
________________________________________________________________________________________________________________________
========================================================================================================================

                                RATIO OF           RATIO OF
                                EXPENSES           EXPENSES
                               TO AVERAGE       TO AVERAGE NET    RATIO OF NET
                               NET ASSETS       ASSETS WITHOUT     INVESTMENT
                            WITH FEE WAIVERS     FEE WAIVERS     INCOME (LOSS)
                             AND/OR EXPENSES   AND/OR EXPENSES     TO AVERAGE     PORTFOLIO
                                ABSORBED           ABSORBED        NET ASSETS    TURNOVER(C)
--------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08               1.05%(d)           1.05%(d)        (0.45)%(d)      112%
Year ended 07/31/07               1.03               1.03            (0.49)           99
Year ended 07/31/06               1.06               1.06            (0.24)          120
Year ended 07/31/05               1.24               1.25            (0.53)           87
Year ended 07/31/04               1.30               1.31            (0.89)           95

CLASS B
Year ended 07/31/08               1.80(d)            1.80(d)         (1.20)(d)       112
Year ended 07/31/07               1.78               1.78            (1.24)           99
Year ended 07/31/06               1.81               1.81            (0.99)          120
Year ended 07/31/05               1.90               1.91            (1.19)           87
Year ended 07/31/04               1.95               2.26            (1.54)           95

CLASS C
Year ended 07/31/08               1.80(d)            1.80(d)         (1.20)(d)       112
Year ended 07/31/07               1.78               1.78            (1.24)           99
Year ended 07/31/06               1.81               1.81            (0.99)          120
Year ended 07/31/05               1.90               1.91            (1.19)           87
Year ended 07/31/04               1.95               2.67            (1.54)           95

CLASS R
Year ended 07/31/08               1.30(d)            1.30(d)         (0.70)(d)       112
Year ended 07/31/07               1.28               1.28            (0.74)           99
Year ended 07/31/06(e)            1.33(f)            1.33(f)         (0.51)(f)       120

INVESTOR CLASS
Year ended 07/31/08               1.05(d)            1.05(d)         (0.45)(d)       112
Year ended 07/31/07               1.03               1.03            (0.49)           99
Year ended 07/31/06               1.06               1.06            (0.24)          120
Year ended 07/31/05               1.15               1.16            (0.44)           87
Year ended 07/31/04               1.19               1.29            (0.78)           95

INSTITUTIONAL CLASS
Year ended 07/31/08               0.66(d)            0.66(d)         (0.06)(d)       112
Year ended 07/31/07               0.64               0.64            (0.10)           99
Year ended 07/31/06               0.63               0.63             0.19           120
Year ended 07/31/05               0.63               0.64             0.08            87
Year ended 07/31/04               0.71               0.72            (0.30)           95
____________________________________________________________________________________________
============================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $205,590, $52,224, $34,247, $4,244, $1,350,859 and $190,730 for Class A, Class B,
     Class C, Class R, Investor Class and Institutional Class shares, respectively.
(e)  Commencement date of Class R shares was October 25, 2005.
(f)  Annualized.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the

20        AIM DYNAMICS FUND
affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and


  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


21        AIM DYNAMICS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Dynamics Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Dynamics Fund (one of the funds constituting AIM Investment Securities Funds, formerly the sole fund constituting AIM Stock Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas



22        AIM DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $952.00        $5.14       $1,019.59       $5.32        1.06%
---------------------------------------------------------------------------------------------------
        B            1,000.00        947.90         8.77        1,015.86        9.07        1.81
---------------------------------------------------------------------------------------------------
        C            1,000.00        947.80         8.77        1,015.86        9.07        1.81
---------------------------------------------------------------------------------------------------
        R            1,000.00        950.30         6.35        1,018.35        6.57        1.31
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        951.50         5.14        1,019.59        5.32        1.06
---------------------------------------------------------------------------------------------------




(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


23        AIM DYNAMICS FUND

Supplement to Annual Report dated 7/31/08

AIM DYNAMICS FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 7/31/08                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (5/22/00)                  -1.66   those shown. All returns assume
shareholders with a performance overview      5 Years                             10.22   reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                             -13.29   Investment return and principal value will
Class shares are offered exclusively to      ==========================================   fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         ==========================================   original cost. See full report for
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 information on comparative benchmarks.
                                             For periods ended 6/30/08, most recent       Please consult your Fund prospectus for
                                             calendar quarter-end                         more information. For the most current
                                                                                          month-end performance, please call 800 451
                                             Inception (5/22/00)                 -1.27%   4246 or visit invescoaim.com.
                                              5 Years                            11.75
                                              1 Year                            -12.70
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.65%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

==========================================
NASDAQ SYMBOL                        IDICX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-DYN-INS-1   Invesco Aim Distributors, Inc.                                                       -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $953.40        $3.30       $1,021.48       $3.42        0.68%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM DYNAMICS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Dynamics Fund (the Fund) investment          (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
investment objective(s), policies,           investment advisory agreement and            fixed income trading operations. The Board
strategies and limitations of these funds.   sub-advisory agreements were considered      concluded that the nature, extent and
                                             separately, although the Board also          quality of the advisory services provided
   In addition to their meetings             considered the common interests of all of    to the Fund by Invesco Aim were
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
meet at designated contract renewal          Board considered all of the information      is providing satisfactory advisory
meetings each year to conduct an in-depth    provided to them and did not identify any    services in accordance with the terms of
review of the performance, fees and          particular factor that was controlling.      the Fund's investment advisory agreement.
expenses of their assigned funds. During     Each Trustee may have evaluated the          In addition, based on their ongoing
the contract                                 information provided differently             meetings throughout the year with the
                                                                                          Fund's portfolio manager or managers,

                                                                                                                           continued

24 AIM DYNAMICS FUND

the Board concluded that these individuals   Senior Officer only considered Fund          amount of the transfer agent fee above the
are competent and able to continue to        performance through the most recent          median, were below the median total
carry out their responsibilities under the   calendar year, the Board also reviewed       expenses of the funds in the Fund's Lipper
Fund's investment advisory agreement.        more recent Fund performance and this        expense group that are not managed by
                                             review did not change their conclusions.     Invesco Aim.
   In determining whether to continue
the Fund's investment advisory agreement,       C. Advisory Fees and Fee Waivers             After taking account of the Fund's
the Board considered the prior                                                            contractual advisory fee rate, as well as
relationship between Invesco Aim and the     The Board compared the Fund's                the comparative advisory fee information
Fund, as well as the Board's knowledge of    contractual advisory fee rate to the         and the expense limitation discussed
Invesco Aim's operations, and concluded      contractual advisory fee rates of funds in   above, the Board concluded that the Fund's
that it was beneficial to maintain the       the Fund's expense group that are not        advisory fees were fair and reasonable.
current relationship, in part, because of    managed by Invesco Aim, at a common asset
such knowledge. The Board also considered    level and as of the end of the past             D. Economies of Scale and Breakpoints
the steps that Invesco Aim and its           calendar year. The Board noted that the      The Board considered the extent to which
affiliates have taken over the last          Fund's contractual advisory fee rate was     there are economies of scale in Invesco
several years to improve the quality and     below the median contractual advisory fee    Aim's provision of advisory services to
efficiency of the services they provide to   rate of funds in its expense group. The      the Fund. The Board also considered
the AIM Funds in the areas of investment     Board also reviewed the methodology used     whether the Fund benefits from such
performance, product line diversification,   by Lipper in determining contractual fee     economies of scale through contractual
distribution, fund operations, shareholder   rates.                                       breakpoints in the Fund's advisory fee
services and compliance. The Board                                                        schedule or through advisory fee waivers
concluded that the quality and efficiency       The Board also compared the Fund's        or expense limitations. The Board noted
of the services Invesco Aim and its          effective fee rate (the advisory fee after   that the Fund's contractual advisory fee
affiliates provide to the AIM Funds in       any advisory fee waivers and before any      schedule includes six breakpoints and that
each of these areas have generally           expense limitations/waivers) to the          the level of the Fund's advisory fees, as
improved, and support the Board's approval   advisory fee rates of other clients of       a percentage of the Fund's net assets, has
of the continuance of the Fund's             Invesco Aim and its affiliates with          decreased as net assets increased because
investment advisory agreement.               investment strategies comparable to those    of the breakpoints. Based on this
                                             of the Fund, including three mutual funds    information, the Board concluded that the
B. Fund Performance                          advised by Invesco Aim and one mutual fund   Fund's advisory fees appropriately reflect
                                             sub-advised by an Invesco Aim affiliate.     economies of scale at current asset
The Board compared the Fund's performance    The Board noted that the Fund's rate was:    levels. The Board also noted that the Fund
during the past one, three and five          (i) below the rates for the three mutual     shares directly in economies of scale
calendar years to the performance of funds   funds; and (ii) the same as the              through lower fees charged by third party
in the Fund's performance group that are     sub-advisory fee rate for the sub-advised    service providers based on the combined
not managed by Invesco Aim, and against      mutual fund.                                 size of all of the AIM Funds and
the performance of all funds in the Lipper                                                affiliates.
Mid-Cap Growth Funds Index. The Board also      Additionally, the Board compared the
reviewed the criteria used by Invesco Aim    Fund's effective fee rate to the total          E. Profitability and Financial
to identify the funds in the Fund's          advisory fees paid by a separately managed         Resources of Invesco Aim
performance group for inclusion in the       account/wrap account advised by Invesco      The Board reviewed information from
Lipper reports. The Board noted that the     Aim affiliates. The Board noted that the     Invesco Aim concerning the costs of the
Fund's performance was in the fourth         Fund's rate was above the rate for the       advisory and other services that Invesco
quintile of its performance group for the    separately managed account/wrap account.     Aim and its affiliates provide to the Fund
one year period and the third quintile for   The Board considered that management of      and the profitability of Invesco Aim and
the three and five year periods (the first   the separately managed account/wrap          its affiliates in providing these
quintile being the best performing funds     account by the Invesco Aim affiliate         services. The Board also reviewed
and the fifth quintile being the worst       involves different levels of services and    information concerning the financial
performing funds). The Board noted that      different operational and regulatory         condition of Invesco Aim and its
the Fund's performance was below the         requirements than Invesco Aim's management   affiliates. The Board also reviewed with
performance of the Index for the one,        of the Fund. The Board concluded that        Invesco Aim the methodology used to
three and five year periods. The Board       these differences are appropriately          prepare the profitability information. The
noted that Invesco Aim acknowledges the      reflected in the fee structure for the       Board considered the overall profitability
Fund's underperformance because of shorter   Fund.                                        of Invesco Aim, as well as the
term performance results and continues to                                                 profitability of Invesco Aim in connection
monitor the Fund. The Board also                The Board also noted that Invesco Aim     with managing the Fund. The Board noted
considered the steps Invesco Aim has taken   proposed that the contractual expense        that Invesco Aim continues to operate at a
over the last several years to improve the   limitation of the Fund expire on June        net profit, although increased expenses in
quality and efficiency of the services       30, 2008. Invesco Aim advised the Board      recent years have reduced the
that Invesco Aim provides to the AIM         that the expense limitation had not          profitability of Invesco Aim and its
Funds. The Board concluded that Invesco      resulted in any waivers for at least the     affiliates. The Board concluded that the
Aim continues to be responsive to the        past two fiscal years of the Fund.           Fund's fees were fair and reasonable, and
Board's focus on fund performance.                                                        that the level of profits realized by
Although the independent written                The Board concluded that it was not       Invesco Aim and its affiliates from
evaluation of the Fund's                     necessary at this time to discuss with
                                             Invesco Aim whether to implement any fee
                                             waivers or expense limitations because the
                                             Fund's total expenses, net of the

                                                                                                                           continued


25 AIM DYNAMICS FUND

providing services to the Fund was not       obligation for the research and execution    by the Affiliated Sub-Advisers were
excessive in light of the nature, quality    services from Invesco Aim to the funds and   appropriate. The Board noted that the
and extent of the services provided. The     therefore may reduce Invesco Aim's           Affiliated Sub-Advisers, which have
Board considered whether Invesco Aim is      expenses. The Board also noted that          offices and personnel that are
financially sound and has the resources      research obtained through soft dollar        geographically dispersed in financial
necessary to perform its obligations under   arrangements may be used by Invesco Aim in   centers around the world, have been formed
the Fund's investment advisory agreement,    making investment decisions for the Fund     in part for the purpose of researching and
and concluded that Invesco Aim has the       and may therefore benefit Fund               compiling information and making
financial resources necessary to fulfill     shareholders. The Board concluded that       recommendations on the markets and
these obligations.                           Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
     F. Independent Written Evaluation of    that, based on their review and              countries or on various types of
        the Fund's Senior Officer            representations made by Invesco Aim, these   investments and investment techniques, and
                                             arrangements were consistent with            providing investment advisory services.
The Board noted that, at their               regulatory requirements.                     The Board concluded that the sub-advisory
direction, the Senior Officer of the Fund,                                                agreements will benefit the Fund and its
who is independent of Invesco Aim and           The Board considered the fact that        shareholders by permitting Invesco Aim to
Invesco Aim's affiliates, had prepared an    the Fund's uninvested cash and cash          utilize the additional resources and
independent written evaluation to assist     collateral from any securities lending       talent of the Affiliated Sub-Advisers in
the Board in determining the                 arrangements may be invested in money        managing the Fund.
reasonableness of the proposed management    market funds advised by Invesco Aim
fees of the AIM Funds, including the Fund.   pursuant to procedures approved by the            B. Fund Performance
The Board noted that they had relied upon    Board. The Board noted that Invesco Aim
the Senior Officer's written evaluation      will receive advisory fees from these        The Board did not view Fund
instead of a competitive bidding process.    affiliated money market funds attributable   performance as a relevant factor in
In determining whether to continue the       to such investments, although Invesco Aim    considering whether to approve the
Fund's investment advisory agreement, the    has contractually agreed to waive through    sub-advisory agreements for the Fund, as
Board considered the Senior Officer's        at least June 30, 2009, the advisory fees    no Affiliated Sub-Adviser currently
written evaluation.                          payable by the Fund in an amount equal to    manages any portion of the Fund's assets.
                                             100% of the net advisory fees Invesco Aim
     G. Collateral Benefits to Invesco Aim   receives from the affiliated money market         C. Sub-Advisory Fees
        and its Affiliates                   funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to
The Board considered various other           cash collateral. The Board considered the    be provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered        A. Nature, Extent and Quality of         Sub-Advisers are affiliates. After taking
that these services are provided to the             Services Provided by Affiliated       account of the Fund's contractual
Fund pursuant to written contracts which            Sub-Advisers                          sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco         D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco            Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment               to be provided


26 AIM DYNAMICS FUND

TAX INFORMATION



ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended 10/31/2007 was 8.96%.


27        AIM DYNAMICS FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Dynamics Fund, an investment portfolio of AIM Stock Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restriction on underwriting securities.

(4)(d) Approve modification of fundamental restriction on industry concentration.

(4)(e) Approve modification of fundamental restriction on real estate investments.

(4)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(g) Approve modification of fundamental restriction on making loans.

(4)(h) Approve modification of fundamental restriction on investments in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

(6) Approve an agreement and plan of reorganization that provides for the restructuring of the Fund as a new series portfolio of AIM Investment Securities Funds, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.


The results of the voting on the above matters were as follows:


                                                                                                        WITHHELD/
      MATTER                                                                            VOTES FOR     ABSTENTIONS**
-------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker................................................................     44,156,753       1,924,381
      Frank S. Bayley.............................................................     44,207,513       1,873,621
      James T. Bunch..............................................................     43,777,800       2,303,334
      Bruce L. Crockett...........................................................     43,799,482       2,281,652
      Albert R. Dowden............................................................     44,239,455       1,841,679
      Jack M. Fields..............................................................     44,266,032       1,815,102
      Martin L. Flanagan..........................................................     44,266,266       1,814,868
      Carl Frischling.............................................................     44,153,525       1,927,609
      Prema Mathai-Davis..........................................................     44,258,357       1,822,777
      Lewis F. Pennock............................................................     43,790,324       2,290,810
      Larry Soll, Ph.D. ..........................................................     43,754,794       2,326,340
      Raymond Stickel, Jr. .......................................................     43,737,584       2,343,550
      Philip A. Taylor............................................................     44,253,198       1,827,936



 * Proposal 1 required approval by a combined vote of all of the portfolios of AIM Stock Funds.

** Includes Broker Non-Votes.


28        AIM DYNAMICS FUND

                                                                                 VOTES        WITHHELD/        BROKER
        MATTERS                                                  VOTES FOR      AGAINST      ABSTENTIONS     NON-VOTES
----------------------------------------------------------------------------------------------------------------------
(2)     Approve an amendment to the Trust's Agreement and
        Declaration of Trust that would permit the Board of
        Trustees of the Trust to terminate the Trust, the
        Fund, and each other series portfolio of the Trust,
        or a share class without a shareholder vote........     29,330,605     7,402,419      1,530,801      4,801,224
(3)     Approve a new sub-advisory agreement between
        Invesco Aim Advisors, Inc. and each of AIM Funds
        Management, Inc.; Invesco Asset Management
        Deutschland, GmbH; Invesco Asset Management
        Limited; Invesco Asset Management (Japan) Limited;
        Invesco Australia Limited; Invesco Global Asset
        Management (N.A.), Inc.; Invesco Hong Kong Limited;
        Invesco Institutional (N.A.), Inc.; and Invesco
        Senior Secured Management, Inc. ...................     33,867,772     2,977,730      1,418,321      4,801,226
(4)(a)  Approve modification of fundamental restriction on
        issuer diversification.............................     35,243,951     1,745,182      1,274,691      4,801,225
(4)(b)  Approve modification of fundamental restrictions on
        issuing senior securities and borrowing money......     33,854,861     3,128,053      1,280,911      4,801,224
(4)(c)  Approve modification of fundamental restriction on
        underwriting securities............................     33,892,106     3,084,680      1,287,037      4,801,226
(4)(d)  Approve modification of fundamental restriction on
        industry concentration.............................     33,876,033     3,097,638      1,290,154      4,801,224
(4)(e)  Approve modification of fundamental restriction on
        real estate investments............................     33,918,884     3,062,137      1,282,805      4,801,223
(4)(f)  Approve modification of fundamental restriction on
        purchasing or selling commodities..................     31,830,548     5,147,293      1,285,985      4,801,223
(4)(g)  Approve modification of fundamental restriction on
        making loans.......................................     33,802,988     3,161,715      1,299,121      4,801,225
(4)(h)  Approve modification of fundamental restriction on
        investments in investment companies................     31,788,599     5,169,121      1,306,107      4,801,222
(5)     Approve making the investment objective of the fund
        non-fundamental....................................     30,027,421     6,727,337      1,509,066      4,801,225
(6)     Approve an agreement and plan of reorganization
        that provides for the restructuring of the Fund as
        a new series portfolio of AIM Investment Securities
        Funds, an existing open-end management investment
        company organized as a Delaware statutory trust,
        the transfer of all of the Fund's assets and
        liabilities to the new series portfolio and the
        termination of the Fund as a designated series of
        the Trust..........................................     34,089,987     2,747,478      1,426,359      4,801,225




29        AIM DYNAMICS FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


30        AIM DYNAMICS FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




31        AIM DYNAMICS FUND

EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail . Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.


WHY SIGN UP?                                 HOW DO I SIGN UP?
Register for eDelivery to:                   It's easy. Just follow these simple steps:
o   save your Fund the cost of printing      1.  Log in to your account.
    and postage.
o   reduce the amount of paper you           2.  Click on the "Service Center" tab.
    receive.
o   gain access to your documents faster     3.  Select "Register for eDelivery" and
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o   view your documents online anytime at
    your convenience.
o   save the documents to your personal
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This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim
Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors     [INVESCO AIM LOGO]
for the products and services represented by Invesco Aim; they each provide investment advisory services to        - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                           invescoaim.com   I-DYN-AR-1   InvescoAimDistributors,Inc.
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[INVESCO AIM LOGO]                 AIM GLOBAL REAL ESTATE FUND
 - SERVICE MARK -                  Annual Report to Shareholders o July 31, 2008

                               [MOUNTAIN GRAPHIC]

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2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
11   Financial Statements
14   Notes to Financial Statements
20   Financial Highlights
22   Auditor's Report
23   Fund Expenses
24   Approval of Investment Advisory Agreement
28   Tax Information
29   Results of Proxy
30   Trustees and Officers
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                         Dear Shareholder:
                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008,
        [TAYLOR          showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
         PHOTO]          considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW
                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
     Philip Taylor       equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   -  Diversified investment strategies from distinct management teams at investment centers around the globe.

   -  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   -  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/ Philip Taylor

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

(1) Investment Advisor, August 1,2008;

(2) U.S. Department of the Treasury
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2   AIM GLOBAL REAL ESTATE FUND

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                         Dear Fellow Shareholders:
                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
        [CROCKETT        short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent
          PHOTO]         investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

     Bruce Crockett         We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, a would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008
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3   AIM GLOBAL REAL ESTATE FUND

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=======================================================================================
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                                                                          ces for the year ended July 31, 2008.(1)
PERFORMANCE SUMMARY                                                                       The chief catalyst was undoubtedly the
                                                                                          ongoing subprime loan crisis and its far
Global real estate securities suffered a volatile fiscal year as the effects of the       reaching effects on overall credit
credit crisis spread throughout the globe. The Fund's Class A shares, excluding           availability. Additionally, high energy
applicable sales charges, trailed its broad market index, the MSCI World Index, for the   prices and falling home values placed
12 months ended July 31, 2008. This was because commercial real estate was among the      significant pressure on the purchasing
weaker performing global industries during the year. Conversely, the Fund's Class A       power of consumers. Later in the fiscal
shares, excluding applicable sales charges, outperformed the FTSE EPRA/NAREIT Global      year, business and consumer confidence
Real Estate Index, its style-specific index, due primarily to security selection in the   fell and market volatility increased.
United States and Australia.                                                              Fears of a global economic slowdown were
                                                                                          compounded by mounting inflationary
   Your Fund's long-term performance appears later in this report.                        pressures.

FUND VS. INDEXES                                                                             Globally, commercial real estate was
                                                                                          among the weaker performing global
Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not   industries for the year, and thus
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   underperformed the broad global market as
which would have reduced performance.                                                     measured by the MSCI World Index.(1)

Class A Shares                                                                   -14.41%     Market volatility increased
Class B Shares                                                                   -15.09   significantly in September after the close
Class C Shares                                                                   -15.02   of the Fund's fiscal year. To put some
Class R Shares                                                                   -14.63   context around the recent financial
MSCI World Index(triangle) (Board Market Index)                                  -10.88   events: The markets have shown serious
FTSE EPRA/NAREIT Global Real Estate Index(square) (Style-Specific Index)         -14.84   strain for more than a year, largely the
Lipper Real Estate Funds Index(triangle) (Peer Group Index)*                      -3.60   result of years of lax credit practices
                                                                                          associated with the housing boom. Mortgage
(triangle) Lipper Inc.;                                                                   loans of questionable quality were often
                                                                                          bundled into hard-to-understand securities
(square) Invesco Aim, Blooming L.P.                                                       and sold to various financial
                                                                                          institutions. The complexity and obscure
*  The Lipper Real Estate Funds Index's return for the fiscal year was affected by a      structure of these securities hid an
   mid-quarter reconstitution to remove global and international real estate funds from   Achilles' heel of our financial system,
   the index. Had the index been recalculated following the reconstitution, the index's   creating a liquidity crisis of historic
   return would have been lower.                                                          severity. Now those securities remain on
=======================================================================================   the financial institutions' balance sheets
                                                                                          -- eroding capital, driving down profits
HOW WE INVEST                                o  Attractive valuations relative to peer    and preventing normal trading among banks
                                                investment alternatives.                  and other financial institutions due to
Your Fund holds primarily real estate                                                     the participating financial institutions'
investment trusts (REITs) and other             We attempt to control risk by             stability being in question. In September,
property-related securities from the U.S.    diversifying property types and geographic   this situation came to a head as some of
and abroad whose value is driven by          location as well as limiting the size of     these institutions began running out of
tangible assets. Our goal is to create a     any one holding.                             the capital needed to operate their
global Fund focused on total return that                                                  businesses and found investors unwilling
will perform at or above index levels with   We will consider selling a holding when:     to supply fresh capital.
comparable levels of risk. Our investment
strategy focuses on identifying U.S. and     o  Relative valuation falls below desired       On an absolute basis, U.S. holdings
non-U.S. property types we believe may          levels.                                   generally benefited Fund performance
benefit from long-term sector trends. We                                                  during the year, while U.K., Australian
use a fundamentals-driven investment         o  Risk/return relationships change          and Hong Kong holdings generally detracted
process, including property market cycle        significantly.                            from
analysis, property evaluation, and
management and structure review to           o  Company fundamentals change (property
identify securities with:                       type, geography or management changes).

o  Quality underlying properties.
                                             o  A more attractive investment
o  Solid management teams and flexible          opportunity is identified.
   balance sheets.
                                             MARKET CONDITIONS AND YOUR FUND
                                             Many factors contributed to the negative
                                             performance of most major market indi-

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      Total Net Assets            $570.4 million
By property type
                                                                                          Total Number of Holdings*               85
Diversified                           34.6%   1. Westfield Group                    5.7%  ==========================================
Retail                                23.5    2. Mitsubishi Estate Co. Ltd.         4.6
Office                                14.7    3. Unibail-Rodamco                    4.3   The Fund's holdings are subject to change,
Residential                           10.0    4. Sun Hung Kai Properties Ltd.       4.1   and there is no assurance that the Fund
Healthcare                             6.0    5. Mitsui Fudosan Co., Ltd.           3.9   will continue to hold any particular
Industrial                             4.8    6. Simon Property Group, Inc.         3.3   security.
Self Storage                           1.9    7. Equity Residential                 2.5
Lodging-Resorts                        1.6    8. Land Securities Group PLC          2.5   *  Excluding money market fund holdings.
Specialty                              0.9    9. Stockland                          2.2
Industrial/Office Mixed                0.7   10. Hang Lung Properties Ltd.          2.1
Money Market Funds                           ==========================================
Plus Other Assets Less Liabilities     1.3
==========================================
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4   AIM GLOBAL REAL ESTATE FUND

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performance. Additionally, our cash          a portfolio diversified by property                       JOE RODRIGUEZ, JR.
holdings, while minima, also                 type and geographic location. Regardless                  Senior portfolio manager, is
benefited Fund performance during the        of country, it's important to note that we   [RODRIGUEZ   lead manager of AIM Global
year. It is normal and customary for the     continued to emphasize companies with          PHOTO]     Real Estate Fund. He is head
Fund to hold a small percentage of assets    lower leverage levels and a higher degree                 of real estate securities for
in cash in order to accommodate              of internally driven earnings growth. We                  Invesco Real Estate, where he
shareholder flows. This may at times have    continued to de-emphasize companies that     oversees all phases of the unit, including
a positive or negative impact on relative    rely on new development to drive future      securities research and administration.
performance.                                 earnings growth because development can      Mr. Rodriguez began his investment career
                                             become a risky proposition during periods    in 1983 and joined Invesco in 1990. He
   Strong stock selection in the United      of slowing economic growth. We continued     earned his B.B.A. in economics and finance
States and Australia benefited performance   to see movement toward the globalization     as well as his M.B.A. in finance from
relative to the FTSE EPRA/NAREIT Global      of real estate mandates by institutional     Baylor University.
Real Estate Index. On the other hand,        investors, which further reinforced our
security selection in the United Kingdom,    belief in the long-term attractiveness of                 MARK BLACKBURN
as well as being underweight in the          REITs and REIT-like structures and their                  Chartered Financial Analyst,
Netherlands, hurt our relative               place within a global economy and global     [BLACKBURN   portfolio manager, is manager
performance.                                 investment portfolio.                          PHOTO]     of AIM Global Real Estate
                                                                                                       Fund. He earned a B.S.
   Health care REITs and apartment REITs        We thank you for your continued           in accounting from Louisiana State
drove strong performance within the United   investment in AIM Global Real Estate Fund.   University and an M.B.A. from Southern
States. Indeed, our top contributor to                                                    Methodist University. Mr. Blackburn is a
performance during the year was VENTAS, a    (1)   LipperInc.                             Certified Public Accountant.
REIT with exposure to nursing homes,
senior housing and hospitals. Health care    The views and opinions expressed in                       JAMES COWEN
is a defensive sector less directly linked   management's discussion of Fund                           Portfolio manager, is manager
to the overall economy and Ventas, in        performance are those of Invesco Aim           [COWEN     of AIM Global Real Estate
particular, is well positioned as a          Advisors, Inc. These views and opinions        PHOTO]     Fund. Mr. Cowen has worked in
lower-levered REIT with the ability to       are subject to change at any time based on                the real estate industry
capitalize on the tight lending standards.   factors such as market and economic          since 1997 and joined Invesco in 2001. He
In addition, apartment REITs delivered       conditions. These views and opinions may     earned a Master of Town and Country
favorable results as investors appeared to   not be relied upon as investment advice or   Planning degree from the University of
like their relative value, particularly in   recommendations, or as an offer for a        Manchester and a Master of Philosophy
light of underperformance from the sector    particular security. The information is      degree in land economy from Cambridge
last year. Apartment REIT EQUITY             not a complete analysis of every aspect of   University.
RESIDENTIAL was among the top contributors   any market, country, industry, security or
to Fund performance during the fiscal        the Fund. Statements of fact are from                     PAUL CURBO
year.                                        sources considered reliable, but Invesco                  Chartered Financial Analyst,
                                             Aim Advisors, Inc. makes no representation     [CURBO     portfolio manager, is manager
   In Australia, GPT GROUP and STOCKLAND     or warranty as to their completeness or        PHOTO]     of AIM Global Real Estate
TRUST detracted from Fund performance        accuracy. Although historical performance                 Fund. He joined Invesco in
during the fiscal year. In fact, most        is no guarantee of future results, these     1998. Mr. Curbo earned a B.B.A. in finance
Australian Listed Property Trusts (LPTs)     insights may help you understand our         from the University of Texas at Dallas.
suffered as a result of negative investor    investment management philosophy.
sentiment following the Centro Properties                                                              JAMES TROWBRIDGE
Group (not a Fund holding) debacle in        See important Fund and index disclosures                  Portfolio manager, is manager
December 2007. Centro declined 76% in one    later in this report.                        [TROWBRIDGE  of AIM Global Real Estate
day due to concerns regarding the                                                            PHOTO]    Fund. He joined Invesco in
company's precarious financial health and                                                              1989. Mr. Trowbridge earned
inability to refinance upcoming debt                                                      his B.A. in finance from Indiana
maturities. Centro purchased billions of                                                  University.
dollars of relatively lower quality retail
assets in the United States in recent                                                                  PING YING WANG
years, which they generally financed with                                                              Chartered Financial Analyst,
short-term debt. It is important to note                                                      [WANG    portfolio manager, is manager
that we do not own and have never owned                                                      PHOTO]    of AIM Global Real Estate
Centro Properties given our concerns over                                                              Fund. She earned a B.S. in
its short-term debt obligations,                                                          international finance from the People's
inadequate disclosures and overall                                                        University of China and a Ph.D. in finance
business strategy.                                                                        from the University of Texas at Dallas.

   Across the globe, real estate                                                          Assisted by the Real Estate Team
fundamentals remained mostly intact and,
although slowing to more normal growth
rates, were consistent with our broad
expectations. We remained committed to
owning quality real estate companies that
we believe may benefit from global growth
opportunities.

   We continued to manage risk by holding
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5   AIM GLOBAL REAL ESTATE FUND

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YOUR FUND'S LONG-TERM PERFORMANCE

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Past performance cannot guarantee            contingent deferred sales charges. Index
comparable future results.                   results include reinvested dividends, but
                                             they do not reflect sales charges.
   The data shown in the chart include       Performance of an index of funds reflects
reinvested distributions, applicable sales   fund expenses and management fees;
charges and Fund expenses, including         performance of a market index does not.
management fees. Results for Class B         Performance shown in the chart and
shares are calculated as if a hypothetical   table(s) does not reflect deduction of
shareholder had liquidated his entire        taxes a shareholder would pay on Fund
investment in the Fund at the close of the   distributions or sale of Fund shares.
reporting period and paid the applicable

====================================================================================================================================
continued from page 8

                                             -  Property type classifications used in
                                                this report are generally according to
                                                FTSE EPRA/NAREIT Global Real Estate
                                                Index, which is exclusively owned by
                                                the FTSE Group, the European Public
                                                Real Estate Association (EPRA), the
                                                National Association of real Estate
                                                Investment Trusts (NAREIT) and Euronext
                                                Indices BV.
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                           AIM GLOBAL REAL ESTATE FUND

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====================================================================================================================================
                                                          [MOUNTAIN CHART]

Results of a $10,000 Investment -- Class A,B,C and R Shares (Oldest Share Classes)
Fund data from 4/29/05, index data from 4/30/05

                                                                             FTSE
             AIM Global       AIM Global      AIM Global    AIM Global   EPRA/NAREIT                 Lipper
            Real Estate      Real Estate     Real Estate   Real Estate   Global Real     MSCI     Real Estate
            Fund- Class      Fund- Class     Fund- Class   Fund- Class      Estate       World       Funds
Date          A Shares         B Shares        C Shares      R Shares      Index(1)    Index(2)     Index(2)
 4/29/05   $        9450   $         10000   $     10000   $     10000
    4/05            9450             10000         10000         10000   $     10000   $  10000   $     10000
    5/05            9610             10159         10159         10169         10190      10178         10336
    6/05            9857             10419         10419         10427         10584      10266         10817
    7/05           10327             10906         10916         10925         11107      10624         11513
    8/05           10280             10846         10846         10865         10997      10704         11115
    9/05           10473             11047         11059         11071         11227      10982         11148
   10/05           10228             10779         10790         10812         10891      10716         10889
   11/05           10596             11167         11169         11201         11281      11073         11360
   12/05           11118             11706         11718         11746         11749      11318         11439
    1/06           11803             12417         12430         12469         12528      11824         12157
    2/06           12031             12647         12660         12710         12811      11806         12340
    3/06           12571             13202         13215         13273         13393      12066         12909
    4/06           12552             13182         13185         13253         13329      12432         12572
    5/06           12084             12681         12693         12749         12876      12007         12224
    6/06           12548             13164         13175         13240         13343      12004         12753
    7/06           12941             13567         13577         13655         13822      12079         13050
    8/06           13401             14039         14050         14141         14344      12392         13497
    9/06           13711             14348         14359         14449         14667      12540         13754
   10/06           14450             15121         15133         15238         15499      13000         14539
   11/06           15237             15926         15938         16058         16280      13319         15199
   12/06           15670             16380         16381         16514         16726      13589         15038
    1/07           16466             17200         17202         17353         17530      13750         16120
    2/07           16595             17326         17338         17477         17656      13678         15801
    3/07           16631             17347         17358         17516         17766      13929         15534
    4/07           16661             17368         17379         17537         17901      14543         15600
    5/07           16861             17566         17577         17747         18047      14951         15721
    6/07           15527             16167         16168         16342         16727      14835         14451
    7/07           14858             15471         15471         15637         15897      14507         13481
    8/07           15467             16085         16085         16268         16361      14496         14039
    9/07           16463             17113         17122         17317         17338      15185         14665
   10/07           16999             17658         17669         17880         17786      15651         14966
   11/07           15717             16315         16315         16521         16414      15011         13651
   12/07           14804             15363         15364         15571         15562      14817         13007
    1/08           14422             14944         14955         15157         14900      13685         12842
    2/08           13843             14331         14344         14537         14629      13606         12424
    3/08           14116             14621         14622         14838         14686      13475         12971
    4/08           14884             15405         15406         15633         15604      14184         13723
    5/08           14445             14939         14940         15161         15222      14400         13882
    6/08           12686             13114         13115         13316         13429      13251         12781
    7/08           12711             12835         13146         13350         13539      12928         12996
====================================================================================================================================

(1) Invesco Aim, Bloomberg L.P.

(2) Lipper Inc.
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==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end including maximum applicable

CLASS A SHARES                               CLASS A SHARES
Inception (4/29/05)                   7.65%  Inception (4/29/05)                   7.77%
   1 Year                           -19.14      1 Year                           -22.78

CLASS B SHARES                               CLASS B SHARES
Inception (4/29/05)                   7.97%  Inception (4/29/05)                   8.13%
   1 Year                           -18.97      1 Year                           -22.60

CLASS C SHARES                               CLASS C SHARES
Inception (4/29/05)                   8.77%  Inception (4/29/05)                   8.92%
   1 Year                           -15.79      1 Year                           -19.64

CLASS R SHARES                               CLASS R SHARES
Inception (4/29/05)                   9.28%  Inception (4/29/05)                   9.45%
   1 Year                           -14.63      1 Year                           -18.52
==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST      THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CLASS EXPENSES.
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      A REDEMPTION FEE OF 2 % WILL BE IMPOSED
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
IN NET ASSET VALUE AND THE EFFECT OF THE     THE FUND WITHIN 30 DAYS OF PURCHASE.
MAXIMUM SALES CHARGE UNLESS OTHERWISE        EXCEPTIONS TO THE REDEMPTION FEE ARE
STATED. INVESTMENT RETURN AND PRINCIPAL      LISTED IN THE FUND'S PROSPECTUS.
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.

   THE TOTAL ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C AND CLASSR
SHARES WAS 1.36%,2.11%,2.11% AND 1.61 %,
RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
ABOVE MAY VARY FROM THE EXPENSE RATIOS
PRESENTED IN OTHER SECTIONS OF THIS REPORT
THAT ARE BASED ON EXPENSES INCURRED DURING
THE PERIOD COVERED BY THIS REPORT.

   CLASS A SHARE PERFORMANCE REFLECTS THE
MAXIMUM 5.50 % SALES CHARGE, AND CLASS B
AND CLASS C SHARE PERFORMANCE REFLECTS THE
APPLICABLE CONTINGENT DEFERRED SALES
CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CDSC ON CLASS B SHARES DECLINES FROM 5 %
BEGINNING AT THE TIME OF PURCHASE TO 0 %
AT THE BEGINNING OF THE SEVENTH YEAR. THE
CDSC ON CLASS C SHARES IS 1 % FOR THE
FIRST YEAR AFTER PURCHASE. CLASS R SHARES
DO NOT HAVE A FRONT-END SALES CHARGE;
RETURNS SHOWN ARE AT NET ASSET VALUE AND
DO NOT REFLECT A 0.75% CDSC THAT MAY BE
IMPOSED ON A TOTAL REDEMPTION OF
RETIREMENT PLAN ASSETS WITHIN THE FIRST
YEAR.


7 AIM GLOBAL REAL ESTATE FUND

AIM GLOBAL REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

-  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

-  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          used by the Fund's portfolio managers will      trusts, and European Public Real
                                             produce the desired results.                    Estate Association.
-  Effective September 30, 2003, only
   previously established qualified plans    -  The prices of securities held by the      -  The LIPPER REAL ESTATE FUNDS INDEX is
   are eligible to purchase Class B shares      Fund may decline in response to market       an equally weighted representation of
   of any AIM fund.                             risks.                                       the largest funds in the Upper Real
                                                                                             Estate Funds category. These funds
-  Class R shares are available only to      -  Because the Fund concentrates its            primarily invest their equity
   certain retirement plans. Please see he      assets in the real estate industry, an       portfolios in securities of domestic
   prospectus for more information.             investment in the Fund will be closely       and foreign companies engaged in the
                                                linked to the performance of the real        real estate industry.
PRINCIPAL RISKS OF INVESTING IN THE FUND        estate markets.
                                                                                          -  The MSCI WORLD INDEX--SERVICE MARK-- is
-  Credit risk is the risk of loss on an     -  Because the Fund focuses its                 a free float-adjusted market capitaliza
   in vestment due to the deterioration of      investments in real estate investment        -tion index that is designed to measure
   an issuer's financial health. Such a         trusts (REITs), real estate operating        global developed market equity per
   deterioration of financial health may        companies and other companies related        formance.
   result in a reduction of the credit          to the real estate industry, the value
   rating of the issuer's securities and        of shares may rise and fall more than     -  The Fund is not managed to track the
   may lead to the issuer's inability to        the value of shares of a fund that           performance of any particular index,
   honor its contractual obligations            invests in a broader range of                including the indexes defined here, and
   including making timely payment of           companies.                                   consequently, the performance of the
   interest and principal.                                                                   Fund may deviate significantly from the
                                             -  The Fund may use enhanced investment         performance of the indexes.
-  The Fund could conceivably hold real         techniques, such as short sales. Short
   estate directly if a company defaults        sales carry the risk of buying a          -  A direct investment cannot be made in
   on debt securities. In that event, an        security back at a higher price at           an index. Unless otherwise indicated,
   investment in the Fund may have              which the Fund's exposure is unlimited.      index results include reinvested
   additional risks relating to direct                                                       dividends, and they do not reflect
   ownership of real estate.                 -  The Fund may invest in obligations           sales charges. Performance of an index
                                                issued by agencies and instrumentali-        of funds reflects fund expenses;
-  Prices of equity securities change in        ties of the U.S. government that may         performance of a market index does
   response to many factors including the       vary in the level of support they            not.
   historical and prospective earnings of       receive from the U.S. government. The
   the issuer, the value of its assets,         U.S. government may choose not to         OTHER INFORMATION
   general economic conditions, interest        provide financial support to U.S.
   rates, investor perceptions and market       government- sponsored agencies or         -  The Chartered Financial Analyst--regis-
   liquidity.                                   instrumentalities if it is not legally       tered trademark-- (CFA--registered
                                                obligated to do so. In this case, if         trademark--) designation is a globally
-  Interest rate risk refers to the risk        the issuer defaulted, the underlying         recognized standard for measuring the
   that 'bond prices generally fall as          fund holding securities of such issuer       competence and integrity of investment
   interest rates rise; conversely, bond        might not be able to recover its             professionals.
   prices generally rise as interest rates      investment from the U.S. government.
   fall.                                                                                  -  CPA--registered trademark-- and
                                             -  Foreign securities have additional           Certified Public Accountant--registered
-  Lower rated securities may be more           risks, including exchange rate changes,      trademark-- are trademarks owned by the
   susceptible to real or perceived             political and economic upheaval, the         American Instititute of Certified
   adverse economic and competitive             relative lack of information,                Public Accountants.
   industry conditions and the secondary        relatively low market liquidity, and
   markets in which lower-rated securities      the potential lack of strict financial    -  The returns shown in the manage ment's
   are traded may be less liquid than           and accounting controls and standards.       discussion of Fund performance are
   higher grade securities. The loans in                                                     based on net asset values calculated
   which the Fund may invest in are          ABOUT INDEXES USED IN THIS REPORT               for shareholder transactions. Generally
   typically non-investment grade which                                                      accepted accounting principles require
   involve a greater risk of default on      -  The FTSE EPRA/NAREIT GLOBAL REAL ESTATE      adjustments to be made to the net
   interest and principal payments and of       INDEX is designed to track the               assets of the Fund at period end for
   price changes due to the changes in the      performance of listed real estate            financial reporting purposes, and as
   credit quality of the issuer.                companies and REITs worldwide. It is         such, the net asset values for
                                                compiled by the FTSE Group, National         shareholder transactions and the
-  There is no guarantee that the               Association of Real Estate Investment        returns based on those net asset values
   investment techniques and risk analyses                                                   may differ from the net asset values
                                                                                             and returns reported in the Financial
=======================================================================================      Highlights.
THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           continued on page 6
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================   FUND NASDAQ SYMBOLS

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE                                       Class A Shares                       AGREX
                                                                                          Class B Shares                       BGREX
                                                                                          Class C Shares                       CGREX
                                                                                          Class R Shares                       RGREX


8   AIM GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

July 31, 2008




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.68%

AUSTRALIA-9.49%

CFS Retail Property Trust(a)(b)                       3,268,700    $  6,222,300
-------------------------------------------------------------------------------
GPT Group(a)                                          1,887,500       2,651,997
-------------------------------------------------------------------------------
Stockland(a)(b)                                       2,933,400      12,576,951
-------------------------------------------------------------------------------
Westfield Group(a)(b)                                 2,173,400      32,660,466
===============================================================================
                                                                     54,111,714
===============================================================================


AUSTRIA-0.27%

Conwert Immobilien Invest S.E.(b)(c)                    102,400       1,530,200
===============================================================================


BELGIUM-0.23%

Cofinimmo(a)                                              6,900       1,300,772
===============================================================================


CANADA-3.76%

Boardwalk Real Estate Investment Trust                  127,700       4,891,248
-------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                     63,400       1,319,453
-------------------------------------------------------------------------------
H&R Real Estate Investment Trust                        210,700       3,687,430
-------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust            135,100       2,223,190
-------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                     480,500       9,347,683
===============================================================================
                                                                     21,469,004
===============================================================================


FINLAND-0.38%

Citycon Oyj                                             558,514       2,143,146
===============================================================================


FRANCE-5.38%

Gecina S.A.                                              25,400       3,018,266
-------------------------------------------------------------------------------
Klepierre(a)                                             20,077         812,479
-------------------------------------------------------------------------------
Societe Immobiliere de Location pour I'Industrie
  et le Commerce(a)                                      17,000       2,253,691
-------------------------------------------------------------------------------
Unibail-Rodamco(a)                                      109,600      24,626,205
===============================================================================
                                                                     30,710,641
===============================================================================


HONG KONG-12.88%

China Overseas Land & Investment Ltd.(a)              3,985,000       7,106,438
-------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.-Wts.,
  expiring 08/27/08(d)                                  232,750          46,242
-------------------------------------------------------------------------------
China Resources Land Ltd.(a)                            757,900         996,982
-------------------------------------------------------------------------------
Hang Lung Properties Ltd.(a)                          3,897,000      12,225,644
-------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.(a)                        1,310,000       5,391,943
-------------------------------------------------------------------------------
Hysan Development Co. Ltd.(a)                           411,000       1,173,462
-------------------------------------------------------------------------------
Kerry Properties Ltd.(a)                                961,400       5,072,257
-------------------------------------------------------------------------------
Link REIT (The)                                       3,623,500       8,127,928
-------------------------------------------------------------------------------
New World Development Co., Ltd.(a)                    2,688,200       5,033,018
-------------------------------------------------------------------------------
Sino Land Co. Ltd.(a)                                 2,442,000       4,890,645
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.(a)                       1,567,000      23,379,591
===============================================================================
                                                                     73,444,150
===============================================================================


ITALY-0.26%

Beni Stabili S.p.A.(a)                                1,368,400       1,492,633
===============================================================================


JAPAN-12.89%

AEON Mall Co., Ltd.(a)                                   69,600       2,072,338
-------------------------------------------------------------------------------
Japan Real Estate Investment Corp.(a)                       646       6,643,197
-------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.(a)(b)                      1,100,000      26,353,717
-------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.(a)                             990,000      22,225,974
-------------------------------------------------------------------------------
Nippon Building Fund Inc.(a)                                807       9,536,865
-------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.(a)                     304       2,277,645
-------------------------------------------------------------------------------
NTT Urban Development Corp.(a)(b)                         2,147       2,947,467
-------------------------------------------------------------------------------
TOKYU REIT, Inc.(a)(b)                                      191       1,460,834
===============================================================================
                                                                     73,518,037
===============================================================================


LUXEMBOURG-0.45%

ProLogis European Properties(a)                         194,800       2,540,447
===============================================================================


NETHERLANDS-2.44%

Corio N.V.(a)                                           117,300       9,007,520
-------------------------------------------------------------------------------
Eurocommercial Properties N.V.(a)                        19,800         934,195
-------------------------------------------------------------------------------
Plaza Centers N.V.                                      374,600         935,583
-------------------------------------------------------------------------------
Wereldhave N.V.(a)                                       28,100       3,014,050
===============================================================================
                                                                     13,891,348
===============================================================================


NEW ZEALAND-0.25%

Goodman Property Trust(a)(b)                          1,669,200       1,441,155
===============================================================================


SINGAPORE-3.18%

Ascendas Real Estate Investment Trust(a)              2,246,000       3,762,689
-------------------------------------------------------------------------------
Capitaland Ltd.(a)                                    1,655,000       6,858,156
-------------------------------------------------------------------------------
CapitaMall Trust(a)                                   3,082,000       6,734,535
-------------------------------------------------------------------------------
Suntec Real Estate Investment Trust(a)                  696,000         787,021
===============================================================================
                                                                     18,142,401
===============================================================================


SWEDEN-0.70%

Fabege A.B.(a)                                          192,200       1,375,943
-------------------------------------------------------------------------------
Hufvudstaden A.B.(a)(b)                                 285,900       2,597,477
===============================================================================
                                                                      3,973,420
===============================================================================


SWITZERLAND-0.27%

PSP Swiss Property AG(a)(c)                              24,400       1,557,042
===============================================================================


UNITED KINGDOM-7.16%

British Land Co. PLC(a)                                 620,737       8,581,201
-------------------------------------------------------------------------------
Derwent London PLC(a)                                   323,300       7,032,265
-------------------------------------------------------------------------------
Land Securities Group PLC(a)                            552,621      14,054,835
-------------------------------------------------------------------------------
Liberty International PLC(a)(b)                         120,200       2,216,938
-------------------------------------------------------------------------------
Segro PLC(a)                                            641,700       5,168,128
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL REAL ESTATE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shaftesbury PLC                                         400,700    $  3,177,046
-------------------------------------------------------------------------------
Workspace Group PLC(a)                                  255,500         638,843
===============================================================================
                                                                     40,869,256
===============================================================================


UNITED STATES-38.69%

Alexandria Real Estate Equities, Inc.                    65,000       6,711,900
-------------------------------------------------------------------------------
AMB Property Corp.                                       87,600       4,288,896
-------------------------------------------------------------------------------
Boston Properties, Inc.                                 105,000      10,099,950
-------------------------------------------------------------------------------
BRE Properties, Inc.(b)                                 147,900       7,229,352
-------------------------------------------------------------------------------
Camden Property Trust(b)                                137,700       6,772,086
-------------------------------------------------------------------------------
DCT Industrial Trust Inc.(b)                            342,200       2,898,434
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.                     112,100       3,582,716
-------------------------------------------------------------------------------
Digital Realty Trust, Inc.(b)                           124,100       5,325,131
-------------------------------------------------------------------------------
Equity Residential                                      333,900      14,414,463
-------------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                            81,200       9,853,620
-------------------------------------------------------------------------------
Federal Realty Investment Trust                         115,500       8,386,455
-------------------------------------------------------------------------------
General Growth Properties, Inc.(b)                      273,200       7,488,412
-------------------------------------------------------------------------------
HCP, Inc.                                               108,800       3,924,416
-------------------------------------------------------------------------------
Health Care REIT, Inc.                                  182,900       9,121,223
-------------------------------------------------------------------------------
Host Hotels & Resorts Inc.(b)                           679,446       8,907,537
-------------------------------------------------------------------------------
Kimco Realty Corp.                                      232,400       8,201,396
-------------------------------------------------------------------------------
Liberty Property Trust                                  116,600       4,244,240
-------------------------------------------------------------------------------
Macerich Co. (The)                                       57,200       3,164,876
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  110,700       4,248,666
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.(b)               76,100       4,373,467
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                      166,500       6,178,815
-------------------------------------------------------------------------------
ProLogis                                                233,300      11,403,704
-------------------------------------------------------------------------------
Public Storage                                          128,700      10,539,243
-------------------------------------------------------------------------------
Senior Housing Properties Trust                         220,600       4,643,630
-------------------------------------------------------------------------------
Simon Property Group, Inc.                              205,400      19,026,202
-------------------------------------------------------------------------------
SL Green Realty Corp.                                   144,200      12,017,628
-------------------------------------------------------------------------------
Ventas, Inc.                                            228,500      10,250,510
-------------------------------------------------------------------------------
Vornado Realty Trust                                     82,500       7,843,275
-------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)              162,100       5,553,546
===============================================================================
                                                                    220,693,789
===============================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $598,933,217)                                                562,829,155
===============================================================================



MONEY MARKET FUNDS-1.14%

Liquid Assets Portfolio-Institutional Class(e)        3,251,744       3,251,744
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              3,251,744       3,251,744
===============================================================================
     Total Money Market Funds (Cost $6,503,488)                       6,503,488
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.82% (Cost $605,436,705)                                  569,332,643
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-12.50%

Liquid Assets Portfolio-Institutional Class (Cost
  $71,309,919)(e)(f)                                 71,309,919      71,309,919
===============================================================================
TOTAL INVESTMENTS-112.32% (Cost $676,746,624)                       640,642,562
===============================================================================
OTHER ASSETS LESS LIABILITIES-(12.32)%                              (70,260,618)
===============================================================================
NET ASSETS-100.00%                                                 $570,381,944
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust
Wts.  - Warrants


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $301,687,951, which represented 52.89% of the Fund's Net Assets. See Note 1A.
(b)   All or a portion of this security was out on loan at July 31, 2008.
(c)   Non-income producing security.
(d)   Non-income producing security acquired through a corporate action.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $598,933,217)*                          $562,829,155
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $77,813,407)                  77,813,407
======================================================
     Total investments (Cost
       $676,746,624)                       640,642,562
======================================================
Receivables for:
  Investments sold                           9,624,876
------------------------------------------------------
  Fund shares sold                           1,463,269
------------------------------------------------------
  Dividends                                  1,823,243
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             10,434
------------------------------------------------------
Other assets                                    67,934
======================================================
     Total assets                          653,632,318
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      8,355,932
------------------------------------------------------
  Fund shares reacquired                     1,738,366
------------------------------------------------------
  Amount due custodian                       1,180,586
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 71,309,919
------------------------------------------------------
  Accrued fees to affiliates                   401,832
------------------------------------------------------
  Accrued other operating expenses             237,360
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              26,379
======================================================
     Total liabilities                      83,250,374
======================================================
Net assets applicable to shares
  outstanding                             $570,381,944
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $706,075,485
------------------------------------------------------
Undistributed net investment income        (23,847,415)
------------------------------------------------------
Undistributed net realized gain (loss)     (75,748,760)
------------------------------------------------------
Unrealized appreciation (depreciation)     (36,097,366)
======================================================
                                          $570,381,944
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $390,981,182
______________________________________________________
======================================================
Class B                                   $ 32,534,802
______________________________________________________
======================================================
Class C                                   $ 77,200,767
______________________________________________________
======================================================
Class R                                   $  7,032,365
______________________________________________________
======================================================
Institutional Class                       $ 62,632,828
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     33,870,057
______________________________________________________
======================================================
Class B                                      2,820,910
______________________________________________________
======================================================
Class C                                      6,691,735
______________________________________________________
======================================================
Class R                                        609,395
______________________________________________________
======================================================
Institutional Class                          5,430,928
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      11.54
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.54 divided
     by 94.50%)                           $      12.21
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      11.53
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      11.54
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      11.54
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      11.53
______________________________________________________
======================================================




* At July 31, 2008, securities with an aggregate value of $68,378,642 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,617,543)                         $  18,025,891
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $440,819)                                                                         1,025,280
================================================================================================
     Total investment income                                                          19,051,171
================================================================================================


EXPENSES:

Advisory fees                                                                          4,633,693
------------------------------------------------------------------------------------------------
Administrative services fees                                                             183,630
------------------------------------------------------------------------------------------------
Custodian fees                                                                           227,815
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,128,170
------------------------------------------------------------------------------------------------
  Class B                                                                                431,772
------------------------------------------------------------------------------------------------
  Class C                                                                                983,581
------------------------------------------------------------------------------------------------
  Class R                                                                                 28,031
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                   1,516,921
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       5,796
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 33,799
------------------------------------------------------------------------------------------------
Other                                                                                    458,964
================================================================================================
     Total expenses                                                                    9,632,172
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (51,251)
================================================================================================
     Net expenses                                                                      9,580,921
================================================================================================
Net investment income                                                                  9,470,250
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (65,967,020)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (417,600)
================================================================================================
                                                                                     (66,384,620)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (44,643,950)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       8,106
================================================================================================
                                                                                     (44,635,844)
================================================================================================
Net realized and unrealized gain (loss)                                             (111,020,464)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(101,550,214)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                 2008            2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $   9,470,250    $  5,110,756
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (66,384,620)     27,208,011
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (44,635,844)    (17,087,209)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (101,550,214)     15,231,558
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (28,941,098)     (9,305,543)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (2,520,908)       (832,834)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (5,687,189)     (1,506,671)
---------------------------------------------------------------------------------------------------------
  Class R                                                                        (304,100)        (49,490)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (1,184,167)       (384,548)
=========================================================================================================
     Total distributions from net investment income                           (38,637,462)    (12,079,086)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (15,222,107)     (3,393,305)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (1,508,484)       (430,099)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (3,406,526)       (781,196)
---------------------------------------------------------------------------------------------------------
  Class R                                                                        (164,424)        (18,409)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (403,990)       (131,349)
=========================================================================================================
     Total distributions from net realized gains                              (20,705,531)     (4,754,358)
=========================================================================================================
Share transactions-net:
  Class A                                                                      23,008,111     321,124,417
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (10,326,590)     31,489,983
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (11,567,241)     77,536,060
---------------------------------------------------------------------------------------------------------
  Class R                                                                       4,970,319       2,619,705
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          63,541,574         736,756
=========================================================================================================
     Net increase in net assets resulting from share transactions              69,626,173     433,506,921
=========================================================================================================
     Net increase (decrease) in net assets                                    (91,267,034)    431,905,035
=========================================================================================================


NET ASSETS:

  Beginning of year                                                           661,648,978     229,743,943
=========================================================================================================
  End of year (including undistributed net investment income of
     $(23,847,415) and $739,010, respectively)                              $ 570,381,944    $661,648,978
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is high total return through growth of capital and current income.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


14        AIM GLOBAL REAL ESTATE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the

15        AIM GLOBAL REAL ESTATE FUND

      Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc. ("Invesco Real Estate"), Invesco Aim pays Invesco Real Estate 40% of the amount of Invesco Aim's compensation on the sub advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $19,864.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related

16        AIM GLOBAL REAL ESTATE FUND
expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $3,900.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $89,898 in front-end sales commissions from the sale of Class A shares and $6,520, $91,872, $66,376 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $27,487.

NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $4,728 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


17        AIM GLOBAL REAL ESTATE FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $43,809,621     $13,882,276
--------------------------------------------------------------------------------------------------------
Long-term capital gain                                                        15,533,372       2,951,168
========================================================================================================
Total distributions                                                          $59,342,993     $16,833,444
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $     49,850
------------------------------------------------------------------------------------------------
Undistributed long-term gain                                                             427,931
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) - investments                             (51,607,746)
------------------------------------------------------------------------------------------------
Net unrealized appreciation - other investments                                            6,697
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (26,013)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                               (84,544,260)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        706,075,485
================================================================================================
Total net assets                                                                    $570,381,944
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and investments in passive foreign investment companies.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  The Fund does not have a capital loss carryforward as of July 31, 2008.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $396,540,845 and $362,129,671, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 25,359,905
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (76,967,651)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(51,607,746)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $692,250,308.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment company investments, on July 31, 2008, undistributed net investment income was increased by $4,580,787, undistributed net realized gain (loss) was decreased by $4,553,838 and shares of beneficial interest decreased by $26,949. This reclassification had no effect on the net assets of the Fund.


18        AIM GLOBAL REAL ESTATE FUND

NOTE 9--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                           ---------------------------------------------------------------
                                                                      2008(a)                             2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   15,062,539     $ 207,887,700      29,497,212     $ 468,808,849
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      551,059         7,684,779       3,202,824        50,131,076
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,854,781        25,784,931       6,655,588       105,460,242
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      485,047         6,507,205         261,676         4,239,806
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        5,079,886        68,644,895         474,454         7,563,537
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    2,882,405        38,794,907         761,291        11,565,885
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      268,128         3,633,723          75,677         1,140,978
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      602,837         8,207,560         139,858         2,110,353
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       34,007           460,101           4,419            66,925
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          114,487         1,510,235          34,074           513,786
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                      252,746         3,483,775         162,616         2,566,913
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (253,003)       (3,483,775)       (162,754)       (2,566,913)
==========================================================================================================================
Reacquired:(b)
  Class A                                                  (16,669,656)     (227,158,271)    (10,109,187)     (161,817,230)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,315,212)      (18,161,317)     (1,091,851)      (17,215,158)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (3,344,087)      (45,559,732)     (1,879,784)      (30,034,535)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (152,373)       (1,996,987)       (105,155)       (1,687,026)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (523,017)       (6,613,556)       (447,184)       (7,340,567)
==========================================================================================================================
                                                             4,930,574     $  69,626,173      27,473,774     $ 433,506,921
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $85,050 and $50,271 which were allocated among the classes based on relative net assets of each class for the years ended July 31, 2008 and 2007, respectively.


19        AIM GLOBAL REAL ESTATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                            INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS
                                   ------------------------------------
                                                 NET GAINS                             DISTRIBUTIONS
                                                (LOSSES) ON              ----------------------------------------
                        NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                          VALUE,       NET         (BOTH     TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                        BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                        OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(A)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08       $14.88      $0.23(d)    $(2.19)      $(1.96)     $(0.90)       $(0.48)        $(1.38)       $11.54
Year ended 07/31/07        13.50       0.18(d)      1.83         2.01       (0.47)        (0.16)         (0.63)        14.88
Year ended 07/31/06        10.99       0.18         2.57         2.75       (0.23)        (0.01)         (0.24)        13.50
Year ended 07/31/05(f)     10.08       0.03         0.90         0.93       (0.02)           --          (0.02)        10.99
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08        14.86       0.13(d)     (2.19)       (2.06)      (0.79)        (0.48)         (1.27)        11.53
Year ended 07/31/07        13.49       0.06(d)      1.83         1.89       (0.36)        (0.16)         (0.52)        14.86
Year ended 07/31/06        10.98       0.09         2.57         2.66       (0.14)        (0.01)         (0.15)        13.49
Year ended 07/31/05(f)     10.08       0.01         0.90         0.91       (0.01)           --          (0.01)        10.98
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08        14.86       0.13(d)     (2.18)       (2.05)      (0.79)        (0.48)         (1.27)        11.54
Year ended 07/31/07        13.50       0.06(d)      1.82         1.88       (0.36)        (0.16)         (0.52)        14.86
Year ended 07/31/06        10.98       0.09         2.58         2.67       (0.14)        (0.01)         (0.15)        13.50
Year ended 07/31/05(f)     10.08       0.01         0.90         0.91       (0.01)           --          (0.01)        10.98
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08        14.87       0.19(d)     (2.17)       (1.98)      (0.87)        (0.48)         (1.35)        11.54
Year ended 07/31/07        13.50       0.14(d)      1.82         1.96       (0.43)        (0.16)         (0.59)        14.87
Year ended 07/31/06        10.99       0.15         2.57         2.72       (0.20)        (0.01)         (0.21)        13.50
Year ended 07/31/05(f)     10.08       0.03         0.90         0.93       (0.02)           --          (0.02)        10.99
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08        14.86       0.28(d)     (2.16)       (1.88)      (0.97)        (0.48)         (1.45)        11.53
Year ended 07/31/07        13.49       0.25(d)      1.81         2.06       (0.53)        (0.16)         (0.69)        14.86
Year ended 07/31/06        10.99       0.23         2.54         2.77       (0.26)        (0.01)         (0.27)        13.49
Year ended 07/31/05(f)     10.08       0.04         0.90         0.94       (0.03)           --          (0.03)        10.99
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                        RATIO OF          RATIO OF
                                                        EXPENSES          EXPENSES
                                                       TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                       NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                      NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                          TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                        RETURN(B)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(C)
----------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08       (14.46)%     $390,981           1.38%(e)          1.38%(e)       1.66%(e)       59%
Year ended 07/31/07        14.88        481,099           1.36              1.36           1.12           46
Year ended 07/31/06        25.31        162,427           1.41              1.57           1.39           31
Year ended 07/31/05(f)      9.27         23,285           1.45(g)           4.22(g)        1.36(g)         3
----------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08       (15.09)        32,535           2.13(e)           2.13(e)        0.91(e)        59
Year ended 07/31/07        14.02         53,038           2.11              2.11           0.37           46
Year ended 07/31/06        24.41         20,860           2.16              2.32           0.64           31
Year ended 07/31/05(f)      9.06          5,603           2.15(g)           4.92(g)        0.66(g)         3
----------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08       (15.02)        77,201           2.13(e)           2.13(e)        0.91(e)        59
Year ended 07/31/07        13.93        112,613           2.11              2.11           0.37           46
Year ended 07/31/06        24.50         35,932           2.16              2.32           0.64           31
Year ended 07/31/05(f)      9.06          5,274           2.15(g)           4.92(g)        0.66(g)         3
----------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08       (14.63)         7,032           1.63(e)           1.63(e)        1.41(e)        59
Year ended 07/31/07        14.52          3,610           1.61              1.61           0.87           46
Year ended 07/31/06        25.00          1,104           1.66              1.82           1.14           31
Year ended 07/31/05(f)      9.24            689           1.65(g)           4.42(g)        1.16(g)         3
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08       (13.99)        62,633           0.91(e)           0.91(e)        2.13(e)        59
Year ended 07/31/07        15.29         11,289           0.91              0.91           1.57           46
Year ended 07/31/06        25.57          9,422           1.09              1.10           1.71           31
Year ended 07/31/05(f)      9.33            656           1.15(g)           3.73(g)        1.66(g)         3
________________________________________________________________________________________________________________
================================================================================================================




(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are based on average daily net assets (000's omitted) of $451,268, $43,177, $98,358, $5,606 and $26,069 for Class A, Class B, Class C, Class R
     and Institutional Class shares, respectively.
(f) Class A, Class B, Class C, Class R and Institutional Class shares commenced on April 29, 2005.
(g)  Annualized.



20        AIM GLOBAL REAL ESTATE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



21        AIM GLOBAL REAL ESTATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Global Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Real Estate Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas





22        AIM GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $881.90        $ 6.55      $1,017.90       $ 7.02       1.40%
---------------------------------------------------------------------------------------------------
        B            1,000.00        879.00         10.04       1,014.17        10.77       2.15
---------------------------------------------------------------------------------------------------
        C            1,000.00        879.10         10.04       1,014.17        10.77       2.15
---------------------------------------------------------------------------------------------------
        R            1,000.00        880.70          7.72       1,016.66         8.27       1.65
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



23        AIM GLOBAL REAL ESTATE FUND

Supplement to Annual Report dated 7/31/08

AIM GLOBAL REAL ESTATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 7/31/08                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (4/29/05)                  9.94%   those shown. All returns assume
shareholders with a performance overview      1 Year                            -13.99    reinvestment of distributions at NAV.
specific to their holdings. Institutional    ==========================================   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 original cost. See full report for
criteria.                                    For periods ended 6/30/08, most recent       information on comparative benchmarks.
                                             calendar quarter-end                         Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Inception (4/29/05)                 10.10%   month-end performance, please call 800 451
                                              1 Year                            -17.93    4246 or visit invescoaim.com.
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.91%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

==========================================
NASDAQ SYMBOL                        IGREX

Information on your Fund's expenses later in this supplement.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GRE-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

Supplement to Annual Report dated 7/31/08

AIM GLOBAL REAL ESTATE FUND

Past performance cannot guarantee               The performance data shown in the chart
comparable future results.                   above is that of the Fund's institutional
                                             share class. The performance data shown in
   The data shown in the chart above         the chart in the annual report is that of
includes reinvested distributions and Fund   the Fund's Class A, B, C and R shares. The
expenses including management fees. Index    performance of the Fund's other share
results include reinvested dividends.        classes will differ primarily due to
Performance of an index of funds reflects    different sales charge structures and
fund expenses and management fees;           class expenses, and may be greater than or
performance of a market index does not.      less than the performance of the Fund's
Performance shown in the chart and           Institutional Class shares shown in the
table(s) does not reflect deduction of       chart above.
taxes a shareholder would pay on Fund
distributions or sale of Fund shares.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GRE-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- INSTITUTIONAL CLASS SHARES
Fund data from 4/29/05, index data from 4/30/05

              AIM Global          FTSE
          Real Estate Fund-   EPRA/NAREIT                   Lipper
            Institutional     Global Real                Real Estate
                Class            Estate     MSCI World      Funds
  Date          Shares          Index(1)     Index(2)      Index(2)

4/29/05   $           10000
   4/05               10000   $     10000   $    10000   $     10000
   5/05               10169         10190        10178         10336
   6/05               10436         10584        10266         10817
   7/05               10934         11107        10624         11513
   8/05               10885         10997        10704         11115
   9/05               11095         11227        10982         11148
  10/05               10836         10891        10716         10889
  11/05               11235         11281        11073         11360
  12/05               11786         11749        11318         11439
   1/06               12521         12528        11824         12157
   2/06               12763         12811        11806         12340
   3/06               13335         13393        12066         12909
   4/06               13304         13329        12432         12572
   5/06               12818         12876        12007         12224
   6/06               13313         13343        12004         12753
   7/06               13731         13822        12079         13050
   8/06               14230         14344        12392         13497
   9/06               14551         14667        12540         13754
  10/06               15358         15499        13000         14539
  11/06               16184         16280        13319         15199
  12/06               16661         16726        13589         15038
   1/07               17508         17530        13750         16120
   2/07               17656         17656        13678         15801
   3/07               17693         17766        13929         15534
   4/07               17725         17901        14543         15600
   5/07               17949         18047        14951         15721
   6/07               16534         16727        14835         14451
   7/07               15832         15897        14507         13481
   8/07               16482         16361        14496         14039
   9/07               17555         17338        15185         14665
  10/07               18136         17786        15651         14966
  11/07               16767         16414        15011         13651
  12/07               15813         15562        14817         13007
   1/08               15392         14900        13685         12842
   2/08               14786         14629        13606         12424
   3/08               15095         14686        13475         12971
   4/08               15904         15604        14184         13723
   5/08               15446         15222        14400         13882
   6/08               13569         13429        13251         12781
   7/08               13613         13539        12928         12996
====================================================================================================================================

1 Invesco Aim, Bloomberg L.P.

2 Lipper Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $884.60        $4.31       $1,020.29       $4.62        0.92%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Investment Securities Funds is required      renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of the AIM   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Global Real Estate Fund (the Fund)           independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19,2008, the Board as a whole and the     analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1,2008. In doing so, the      Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreements by the        of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


24   AIM GLOBAL REAL ESTATE FUND                                                                                           continued

with the Fund's portfolio manager or         ficer only considered Fund performance          The Board noted that Invesco Aim
managers, the Board concluded that these     through the most recent calendar year, the   proposes to allow the expense limitations
individuals are competent and able to        Board also reviewed more recent Fund         of the Fund to expire on June 30, 2008.
continue to carry out their                  performance and this review did not change   Invesco Aim had instituted the expense
responsibilities under the Fund's            their conclusions.                           limitation in the start-up phase of the
investment advisory agreement.                                                            Fund and believes the Fund has reached a
                                                C. Advisory Fees and Fee Waivers          sufficient size to be commercially viable
   In determining whether to continue the                                                 without the expense limitation. The Board
Fund's investment advisory agreement, the    The Board compared the Fund's contractual    concluded that it was not necessary at
Board considered the prior relationship      advisory fee rate to the contractual         this time to discuss with Invesco Aim
between Invesco Aim and the Fund, as well    advisory fee rates of funds in the Fund's    whether to implement any fee waivers or to
as the Board's knowledge of Invesco Aim's    Upper expense group that are not managed     continue the expense limitations because
operations, and concluded that it was        by Invesco Aim, at a common asset level      the Fund's total expenses for most classes
beneficial to maintain the current           and as of the end of the past calendar       were below the median total expenses of
relationship, in part, because of such       year. The Board noted that the Fund's        the funds in the Fund's Lipper expense
knowledge. The Board also considered the     contractual advisory fee rate was below      group that are not managed by Invesco Aim.
steps that Invesco Aim and its affiliates    the median contractual advisory fee rate
have taken over the last several years to    of funds in its expense group. The Board        After taking account of the Fund's
improve the quality and efficiency of the    also reviewed the methodology used by        contractual advisory fee rate, as well as
services they provide to the AIM Funds in    Upper in determining contractual fee         the comparative advisory fee information
the areas of investment performance,         rates.                                       and expiration of the expense limitation,
product line diversification,                                                             the Board concluded that the Fund's
distribution, fund operations, shareholder   The Board also compared the Fund's           advisory Fees were fair and reasonable.
services and compliance. The Board           effective fee rate (the advisory fee after
concluded that the quality and efficiency    any advisory fee waivers and before any         D. Economies of Scale and Breakpoints
of the services Invesco Aim and its          expense limitations/waivers) to the
affiliates provide to the AIM Funds in       advisory fee rates of other clients of       The Board considered the extent to which
each of these areas have generally           Invesco Aim and its affiliates with          there are economies of scale in Invesco
improved, and support the Board's approval   investment strategies comparable to those    Aim's provision of advisory services to
of the continuance of the Fund's             of the Fund, including three mutual funds    the Fund. The Board also considered
investment advisory agreement.               advised by Invesco Aim and four mutual       whether the Fund benefits from such
                                             funds advised or sub-advised by an Invesco   economies of scale through contractual
   B. Fund Performance                       Aim affiliate. The Board noted that the      breakpoints in the Fund's advisory fee
                                             Fund's rate was: (i) below the rates for     schedule or through advisory fee waivers
The Board noted that the Fund recently       two of the mutual funds advised by Invesco   or expense limitations. The Board noted
began operations and that only two           Aim and above the rate for the third         that the Fund's contractual advisory fee
calendar years of comparative performance    mutual fund advised by Invesco Aim; and      schedule includes seven breakpoints and
data was available. The Board compared the   (ii) above the advisory or sub-advisory      that the level of the Fund's advisory
Fund's performance during the past           fee rates for the mutual funds advised or    fees, as a percentage of the Fund's net
calendar year to the performance of funds    subadvised by Invesco Aim affiliates. None   assets, has decreased as net assets
in the Fund's performance group that are     of the funds advised or sub-advised by       increased because of the breakpoints.
not managed by Invesco Aim, and against      Invesco Aim affiliates are in the Fund's     Based on this information, the Board
the performance of all funds in the Upper    Lipper expense group and the Board           concluded that the Fund's advisory fees
Real Estate Funds Index. The Board also      determined that comparing contractual fees   appropriately reflect economies of scale
reviewed the criteria used by Invesco Aim    to funds in the Lipper expense group was     at current asset levels. The Board also
to identify the funds in the Fund's          appropriate.                                 noted that the Fund shares directly in
performance group for inclusion in the                                                    economies of scale through lower fees
Upper reports. The Board noted that the         Additionally, the Board compared the      charged by third party service providers
Fund's performance was in the second         Fund's effective fee rate to the total       based on the combined size of all of the
quintile of its performance group for the    advisory fees paid by numerous separately    AIM Funds and affiliates.
one year period (the first quintile being    managed accounts/wrap accounts advised by
the best performing funds and the fifth      Invesco Aim affiliates. The Board noted         E. Profitability and Financial
quintile being the worst performing          that the Fund's rate was generally above           Resources of Invesco Aim
funds). The Board noted that the Fund's      the rates for the separately managed
performance was above the performance of     accounts/wrap accounts. The Board            The Board reviewed information from
the Index for the one year period. The       considered that management of the            Invesco Aim concerning the costs of the
Board also considered the steps Invesco      separately managed accounts/wrap accounts    advisory and other services that Invesco
Aim has taken over the last several years    by the Invesco Aim affiliates involve        Aim and its affiliates provide to the Fund
to improve the quality and efficiency of     different levels of services and different   and the profitability of Invesco Aim and
the services that Invesco Aim provides to    operational and regulatory requirements      its affiliates in providing these
the AIM Funds. The Board concluded that      than Invesco Aim's management of the Fund.   services. The Board also reviewed
Invesco Aim continues to be responsive to    The Board concluded that these differences   information concerning the financial
the Board's focus on fund performance.       are appropriately reflected in the fee       condition of Invesco Aim and its
Although the independent written             structure for the fund.                      affiliates. The Board also reviewed with
evaluation of the Fund's Senior Of-                                                       Invesco Aim the methodology used to
                                                                                          prepare the profitability information. The
                                                                                          Board considered the


25   AIM GLOBAL REAL ESTATE FUND                                                                                           continued

overall profitability of Invesco Aim, as     were qualified to continue to provide        Invesco Australia Limited, Invesco Global
well as the profitability of Invesco Aim     these services to the Fund.                  Asset Management (N.A.), Inc., Invesco
in connection with managing the Fund. The                                                 Hong Kong Limited, Invesco Institutional
Board noted that Invesco Aim continues to       The Board considered the benefits         (N.A.), Inc. and Invesco Senior Secured
operate at a net profit, although            realized by Invesco Aim as a result of       Management, Inc. (collectively, the
increased expenses in recent years have      portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the
reduced the profitability of Invesco Aim     through "soft dollar" arrangements. Under    sub-advisory agreements and the
and its affiliates. The Board concluded      these arrangements, portfolio brokerage      credentials and experience of the officers
that the Fund's fees were fair and           commissions paid by the Fund and/or other    and employees of the Affiliated
reasonable, and that the level of profits    funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
realized by Invesco Aim and its affiliates   pay for research and execution services.     services. The Board concluded that the
from providing services to the Fund was      The Board noted that soft dollar             nature, extent and quality of the services
not excessive in light of the nature,        arrangements shift the payment obligation    to be provided by the Affiliated
quality and extent of the services           for the research and execution services      Sub-Advisers were appropriate. The Board
provided. The Board considered whether       from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
Invesco Aim is financially sound and has     therefore may reduce Invesco Aim's           which have offices and personnel that are
the resources necessary to perform its       expenses. The Board also noted that          geographically dispersed in financial
obligations under the Fund's investment      research obtained through soft dollar        centers around the world, have been formed
advisory agreement, and concluded that       arrangements may be used by Invesco Aim in   in part for the purpose of researching and
Invesco Aim has the financial resources      making investment decisions for the Fund     compiling information and making
necessary to fulfill these obligations.      and may therefore benefit Fund               recommendations on the markets and
                                             shareholders. The Board concluded that       economies of various countries and
   F. Independent Written Evaluation of      Invesco Aim's soft dollar arrangements       securities of companies located in such
      the Fund's Senior Officer              were appropriate. The Board also concluded   countries or on various types of
                                             that, based on their review and              investments and investment techniques, and
The Board noted that, at their direction,    representations made by Invesco Aim, these   providing investment advisory services.
the Senior Officer of the Fund, who is       arrangements were consistent with            The Board concluded that the sub-advisory
independent of Invesco Aim and Invesco       regulatory requirements.                     agreements will benefit the Fund and its
Aim's affiliates, had prepared an                                                         shareholders by permitting Invesco Aim to
independent written evaluation to assist        The Board considered the fact that the    utilize the additional resources and
the Board in determining the                 Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    from any securities lending arrangements     managing the Fund.
fees of the AIM Funds, including the Fund.   may be invested in money market funds
The Board noted that they had relied upon    advised by Invesco Aim pursuant to              B. Fund Performance
the Senior Officer's written evaluation      procedures approved by the Board. The
instead of a competitive bidding process.    Board noted that Invesco Aim will receive    The Board did view Fund performance as a
In determining whether to continue the       advisory fees from these affiliated money    relevant factor in considering whether to
Fund's investment advisory agreement, the    market funds attributable to such            approve the sub-advisory agreements for
Board considered the Senior Officer's        investments, although Invesco Aim has        the Fund, as one of the Affiliated
written evaluation.                          contractually agreed to waive through at     Sub-Advisers managed all of the Fund's
                                             least June 30, 2009, the advisory fees       assets from inception through May 1,2008,
   G. Collateral Benefits to Invesco Aim     payable by the Fund in an amount equal to    when an additional Affiliated Sub-Adviser
      and its Affiliates                     100% of the net advisory fees Invesco Aim    commenced managing a portion of the Fund's
                                             receives from the affiliated money market    assets. The Board noted that the Fund
The Board considered various other           funds with respect to the Fund's             recently began operations and that only
benefits received by Invesco Aim and its     investment of uninvested cash, but not       two calendar years of comparative
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    performance data was available. The Board
relationship with the Fund, including the    contractual nature of this fee waiver and    compared the Fund's performance during the
fees received by Invesco Aim and its         noted that it remains in effect until at     past calendar year to the performance of
affiliates for their provision of            least June 30, 2009. The Board concluded     the funds in the Fund's performance group
administrative, transfer agency and          that the Fund's investment of uninvested     that are not managed by Invesco Aim, and
distribution services to the Fund. The       cash and cash collateral from any            against the performance of all funds in
Board considered the performance of          securities lending arrangements in the       the Lipper Real Estate Funds Index. The
Invesco Aim and its affiliates in            affiliated money market funds is in the      Board also reviewed the criteria used by
providing these services and the             best interests of the Fund and its           Invesco Aim to identify the funds in the
organizational structure employed by         shareholders.                                Fund's performance group for inclusion in
Invesco Aim and its affiliates to provide                                                 the Lipper reports. The Board noted that
these services. The Board also considered    II. Sub-Advisory Agreements                  the Fund's performance was in the second
that these services are provided to the                                                   quintile of its performance group for the
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          one year period (the first quintile being
are reviewed and approved on an annual             Services Provided by Affiliated        the best performing funds and the fifth
basis by the Board. The Board concluded            Sub-Advisers                           quintile being the worst performing
that Invesco Aim and its affiliates were
providing these services in a satisfactory   The Board reviewed the services to be
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco
their contracts, and                         Asset Management Deutschland, GmbH,
                                             Invesco Asset Management Limited, Invesco
                                             Asset Management (Japan) Limited,


26  AIM GLOBAL REAL ESTATE FUND                                                                                            continued

funds). The Board noted that the Fund's
performance was above the performance of the Index for the one year period. The
Board also considered the steps Invesco
Aim has taken over the last several years to improve the quality and efficiency of the services that Invesco Aim provides to the AIM Funds. The Board concluded that
Invesco Aim continues to be responsive to the Board's focus on fund performance. The
Board also reviewed more recent Fund
performance and this review did not change their conclusions.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Fund's investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Fund's contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that the Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the Affiliated
      Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


27  AIM GLOBAL REAL ESTATE FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Long-Term Capital Gain Dividends                    $15,533,372
     Qualified Dividend Income*                                0.77%
     Corporate Dividends Received Deduction*                      0%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 66.87%.
DISTRIBUTION INFORMATION

Shareholders were sent a dividend of $0.0480 Class A, $0.0245 Class B, $0.0245 Class C, $0.0402 Class R and $0.0625 Institutional Class, respectively, on March 18, 2008. At that time, we estimated the source of this dividend to be from net investment income. Subsequently, these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles ("GAAP") basis.

                                                              GAIN FROM SALE OF
                                                  NET INCOME      SECURITIES     RETURN OF PRINCIPAL  TOTAL DISTRIBUTION
------------------------------------------------------------------------------------------------------------------------
3/18/08   Class A                                   $0.000          $0.000             $0.0480              $0.0480
------------------------------------------------------------------------------------------------------------------------
3/18/08   Class B                                   $0.000          $0.000             $0.0245              $0.0245
------------------------------------------------------------------------------------------------------------------------
3/18/08   Class C                                   $0.000          $0.000             $0.0245              $0.0245
------------------------------------------------------------------------------------------------------------------------
3/18/08   Class R                                   $0.000          $0.000             $0.0402              $0.0402
------------------------------------------------------------------------------------------------------------------------
3/18/08   Institutional Class                       $0.000          $0.000             $0.0625              $0.0625
________________________________________________________________________________________________________________________
========================================================================================================================




  Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions will be set forth in a Form 1099-DIV for the 2008 calendar year. This information is being provided to comply with certain U.S. Securities and Exchange Commission requirements.



28        AIM GLOBAL REAL ESTATE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Real Estate Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      16,952,753        673,495         778,712        6,579,843



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.



29        AIM GLOBAL REAL ESTATE FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc., (registered broker dealer), Invesco Aim
                                              Advisors, Inc. and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc., (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



30        AIM GLOBAL REAL ESTATE FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      Invesco Alternative Group
                          Suite 100                  Suite 100                  Suite 2900                 Division
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Three Galleria Tower,
                                                                                                           Suite 500
                                                                                                           13155 Noel Road
                                                                                                           Dallas, TX 75240-5042

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust Company
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              225 Franklin Street
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     Boston, MA 02110-2801
                          Americas
                          New York, NY 10036-2714





31        AIM GLOBAL REAL ESTATE FUND

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?

Register for eDelivery to:                                            It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                   1. Log in to your account.

-  reduce the amount of paper you receive.                            2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the        3. Select "Register for eDelivery" and complete the consent
   mail.                                                                 process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim---SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco
Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management,
Inc., Invesco Global Asset Management (N.A.), Inc., Invesco TrimarkLtd., Invesco Asset                  [INVESCO AIM LOGO]
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors                     -SERVICE MARK-
that serve as the subadvisor for some of the products and services represented by
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                       invescoaim.com   GRE-AR-1   InvescoAimDistributors,Inc.

[INVESCO AIM LOGO]                 AIM HIGH YIELD FUND
 - SERVICE MARK -                  Annual Report to Shareholders o July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
19   Financial Statements
22   Notes to Financial Statements
29   Financial Highlights
31   Auditor's Report
32   Fund Expenses
33   Approval of Investment Advisory Agreement
36   Tax Information
37   Results of Proxy
38   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008, showed just how turbulent markets can be from time to time. Since October 1,2007, the S&P 500 Index -
         [TAYLOR         considered representative of the performance of the U.S. stock market - has experienced 28 days in which it
         PHOTO]          rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW

                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
     Philip Taylor       equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31,2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31,2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/PHILIP TAYLOR
-------------------------------------
Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18,2008

(1)  Investment Advisor, August 1,2008;

(2)  U.S. Department of the Treasury


2   AIM HIGH YIELD FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
        [CROCKETT        reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
          PHOTO]         short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

      Bruce Crockett        We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron 's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18,2008


3   AIM HIGH YIELD FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   Sell decisions are based on:
PERFORMANCE SUMMARY
                                                                                          O  Low equity value to debt, high
For the fiscal year ended July 31,2008, AIM High Yield Class A Shares, at net asset          subordination, negative free cash flow
value (NAV), outperformed the Fund's style-specific index, but underperformed its broad      coupled with negative news, declining
market index.(t) As higher quality bonds (BB- and B-rated) outperformed lower quality        expectations, or an increasing risk
issues (CCC-rated and below) within the high yield market, the Fund's strategy of            profile.
focusing on BB- and B-rated issues benefited performance relative to its style-specific
benchmark.(n) However, during the year, high yield bonds underperformed investment        O  Very low yields.
grade debt issues, which was the primary reason the Fund trailed its broad market
index.(n)                                                                                 O  Presentation of a better relative value
   Your Fund's long-term performance appears later in this report.                           opportunity.

FUND VS. INDEXES                                                                          Market conditions and your Fund

Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not   Weakness in the housing market, sharply
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   higher energy and food prices, a widening
which would have reduced performance.                                                     credit crunch and slowing consumer
                                                                                          spending were among the factors that
Class A Shares                                                                     0.17%  contributed to general economic weakness
Class B Shares                                                                    -0.32   for much of the fiscal year. Gross
Class C Shares                                                                    -0.58   domestic product (GDP), the broadest
Investor Class Shares                                                              0.21   measure of overall economic activity,
Lehman Brothers U.S. Aggregate Bond Index(t) (Broad Market Index)                  6.15   expanded at an annualized rate of 4.8% in
Lehman Brothers U.S. Corporate High Yield Index(t) (Style-Specific Index)         -0.03   the third quarter of 2007 before
Lipper High Current Yield Bond Funds Index(t) (Peer Group Index)                  -1.19   contracting to an annualized rate of -0.2%
                                                                                          in the fourth quarter.(1) GDP grew at
(t) Lipper Inc.; (n) Lehman Brothers Inc.                                                 annualized rates of 0.9% and 3.3% in the
                                                                                          first and second quarters of 2008,
                                                                                          respectively.(1)
=======================================================================================
                                                                                             The U.S. Federal Reserve Board (the
How we invest                                the relative value of securities and a       Fed) moved aggressively throughout the
                                             topdown process that includes sector,        fiscal year in an attempt to stimulate
We invest primarily in debt securities       economic and quantitative analysis.          economic growth and enhance liquidity. In
that are determined to be below investment   Changes in a security's risk/ return         seven separate actions, the central bank
grade quality. These bonds, commonly known   profile or relative value and top-down       lowered the federal funds target rate from
as "junk bonds," are typically corporate     factors generally determine buy and sell     5.25% to 2.00%.(2)
bonds of U.S. based companies, many of       decisions.
which are moderately sized companies. We                                                     Beginning in March 2008, the Fed
principally invest in junk bonds rated B        Portfolio construction begins with a      expanded its lending authority and
or above, although we generally own bonds    well-defined Fund design that emphasizes     increased liquidity to help stabilize the
of lesser quality as well. We may invest     diversification and establishes the target   financial markets.(2) The central bank
in convertible bonds, preferred stocks,      investment vehicles for generating the       extended a line of credit to JPMorgan
derivatives and foreign securities. We may   desired "alpha" (the extra return above a    Chase to buy troubled investment bank Bear
also invest up to 25% of total assets in     specific benchmark) as well as the risk      Stearns, and it created a new program to
foreign securities of which 15% can be in    parameters for the Fund. Investments are     provide loans directly to large investment
developing markets.                          evaluated for liquidity and risk versus      banks.(2)
                                             relative value. Working closely with other
   The primary driver of our security        investment specialists and traders, we          While yield spreads on corporate bonds,
selection is fundamental analysis            determine the timing and amount of each      both investment-grade and high yield
conducted by a team of analysts who          "alpha" decision to use in the portfolio     issues, have widened across the board
specialize by industry. This bottom-up       at any time, taking into account skill and   since the credit crunch started last year,
approach is augmented with an ongoing        market opportunities.                        the impact from industry to indus-
review of

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 Total Net Assets            $712.3 million
By credit quality rating                                                                  Total Number of Holdings*              236
                                              1. HCA,Inc.                           2.0%  ==========================================
AA                                     0.6%   2. United Rentals North America,
BBB                                    1.2       Inc.                               1.4
BB                                    38.1    3. Ford Motor Credit Co. LLC          1.4
B                                     49.6    4. Freescale Semiconductor Inc.       1.3
CCC                                    8.5    5. Avago Technologies                 1.3
NR                                     0.4    6. Caraustar Industries, Inc.         1.2
Equity                                 1.8    7. Qwest Communications
Money Market Funds Plus Other Assets             International Inc.                 1.2
Less Liabilities                      (0.2)   8. General Motors Acceptance Corp.
==========================================       LLC                                1.2
                                              9. Frontier Communications Corp.      1.2
The Fund's holdings are subject to change,   10. Rainbow National Services          1.2
and there is no assurance that the Fund      ==========================================
will continue to hold any particular
security.

*  Excluding money market fund holdings.


4   AIM HIGH YIELD FUND

try, and from credit grade to credit            Another strong performer over the                     PETER EHRET
grade, varied widely.(3) The financial       period was DIGICEL GROUP LTD., a leading                 Chartered Financial Analyst,
sector has shown the most dramatic           provider of wireless services in the            [EHRET   senior portfolio manager, is
increase in credit spreads.                  Caribbean. The Fund's position in Digicel       PHOTO]   lead manager of AIM High Yield
                                             benefited from the company's success at                  Fund.
   In response to the credit market          rapidly increasing its cash flow as its      Mr. Ehret joined Invesco Aim in 2001. He
turmoil, investors became more risk averse   business grew.                               graduated cum laude with a B.S. in
and continued to seek the stability,                                                      economics from the University of
safety and liquidity of the U.S. Treasury       While the portfolio remained              Minnesota. He also earned an M.S. in real
market. The result was an increase in U.S.   well-diver-sified across industries and      estate appraisal and investment analysis
Treasury security prices, resulting in a     issues, some of the Fund's holdings          from the University of Wisconsin-Madison.
significant decline in yields and a          delivered weaker performance results.
steeper yield curve over the period.         GENERAL MOTORS ACCEPTANCE CORP. (GMAC) was               CAROLYN GIBBS
                                             a detractor from performance. GMAC was                   Chartered Financial Analyst,
   Market volatility increased               hurt by problems associated with subprime                senior portfolio manager, is
significantly in September after the close   lending in its mortgage business. In            [GIBBS   manager of AIM High Yield
of the Fund's fiscal year. To put some       addition, the company's automotive lending      PHOTO]   Fund. Ms. Gibbs has been in
context around the recent financial          unit performed poorly, as a result of                    the investment business since
events: The markets have shown serious       slower vehicle sales and credit losses.      1983 and joined Invesco Aim in 1992. She
strain for more than a year, largely the                                                  graduated magna cum laude from Texas
result of years of lax credit practices         DEX MEDIA, which publishes yellow and     Christian University, where she earned a
associated with the housing boom. Mortgage   white pages of the telephone directory for   B.A. in English. She also earned an M.B.A.
loans of questionable quality were often     Qwest Communications, also detracted from    in finance from The Wharton School at the
bundled into hard-to-understand securities   returns. The company was hurt by the         University of Pennsylvania.
and sold to various financial                economic downturn and slow progress in
institutions. The complexity and obscure     developing alternatives to its core                      DARREN HUGHES
structure of these securities hid an         directory business.                                      Chartered Financial Analyst,
Achilles' heel of our financial system,                                                      [HUGHES  portfolio manager, is manager
creating a liquidity crisis of historic         Finally, HAWAIIAN TELECOM                    PHOTO]   of AIM High Yield Fund. He
severity. Now those securities remain on     COMMUNICATIONS, a telephone company                      joined Invesco Aim in 1992.
the financial institutions' balance sheets   serving the state of Hawaii, detracted       Mr. Hughes earned a B.B.A. in finance and
- eroding capital, driving down profits      from performance. Since its formation in     economics from Baylor University.
and preventing normal trading among banks    2005, Hawaiian Telecom has experienced
and other financial institutions due to      major system-related problems and customer
the participating financial institutions'    losses, resulting in a decrease of the
stability being in question. In September,   underlying value of the company's bonds.
this situation came to a head as some of
these institutions began running out of         As always, we appreciate your continued
the capital needed to operate their          participation in AIM High Yield Fund.
businesses and found investors unwilling
to supply fresh capital.                     1  Bureau of Economic Analysis

   During the fiscal year, we maintained     2  U.S. Federal Reserve
our focus on BB- and B-rated bonds that
are the higher and middle-quality tiers of   3  Lehman Brothers Inc.
the high yield market. Similar to the
investment grade corporate bond market,      The views and opinions expressed in
the best returns came from the higher        management's discussion of Fund
quality groups, in this case, BB-rated       performance are those ofInvesco Aim
securities.3 As a result, our credit         Advisors, Inc. These views and opinions
quality strategy was positive for relative   are subject to change at any time based on
performance.                                 factors such as market and economic
                                             conditions. These views and opinions may
   In the lodging sector, NORWEGIAN CRUISE   not be relied upon as investment advice or
LINE (NCL), the main subsidiary of Star      recommendations, or as an offer for a
Cruises, had a positive impact on            particular security. The information is
performance. In 2007, a private equity       not a complete analysis of every aspect of
firm acquired a 50% stake in NCL. This       any market, country, industry, security or
transaction helped to improve the            the Fund. Statements of fact are from
financial condition of NCL, which            sources considered reliable, but Invesco
consequently increased market value of the   Aim Advisors, Inc. makes no representation
company's bonds.                             or warranty as to their completeness or
                                             accuracy. Although historical performance
   In the technology sector, contributing    is no guarantee of future results, these
to Fund performance was AVAGO                insights may help you understand our
TECHNOLOGIES, one of the largest privately   investment management philosophy.
held semiconductor companies. The company
successfully executed its business           See important Fund and index disclosures
strategies with strong operating results     later in this report.
and debt repayment, leading to market
appreciation of the company's bonds.


5   AIM HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, and Fund expenses including         illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates the
reflect sales charges. Performance of an     dollar value of an investment, is
index of funds reflects fund expenses and    constructed with each segment representing
management fees; performance of a market     a percent change in the value of the
index does not. Performance shown in the     investment. In this chart, each segment
chart and table(s) does not reflect          represents a doubling, or 100% change, in
deduction of taxes a shareholder would pay   the value of the investment. In other
on Fund distributions or sale of Fund        words, the space between $5,000 and
shares.                                      $10,000 is the same size as the space
                                             between $10,000 and $20,000, and so on.


6  AIM HIGH YIELD FUND

                               AIM HIGH YIELD FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

Results of a $10,000 Investment -- Class A Shares (Oldest Share Class)
Index data from 6/30/78, Fund data from 7/11/78

                AIM        Lehman Brothers          Lipper
          High Yield Fund   U.S. Aggregate    High Current Yield
Date      Class A Shares     Bond Index(1)   Bond Funds Index(1)
-------   ---------------  ---------------   -------------------
6/30/78                         $10000              $10000
   7/78        $9581             10114               10177
   8/78         9783             10274               10459
   9/78         9896             10270               10497
  10/78         9354             10125                9995
  11/78         9421             10224               10085
  12/78         9362             10126               10018
   1/79         9800             10315               10414
   2/79         9851             10272               10406
   3/79        10031             10378               10618
   4/79        10134             10361               10698
   5/79        10126             10555               10704
   6/79        10205             10785               10855
   7/79        10303             10790               10969
   8/79        10446             10762               11113
   9/79        10203             10650               10931
  10/79         9254             10003               10137
  11/79         9680             10295               10454
  12/79         9670             10323               10520
   1/80         9518             10008               10391
   2/80         8937              9415                9868
   3/80         8736              9423                9555
   4/80         9562             10492               10389
   5/80        10131             10987               11017
   6/80        10316             11194               11318
   7/80        10085             10963               11158
   8/80         9841             10570               10938
   9/80         9778             10459               10861
  10/80         9849             10339               10981
  11/80         9827             10319               11028
  12/80         9767             10601               10945
   1/81         9819             10606               11006
   2/81         9712             10405               10923
   3/81        10050             10652               11250
   4/81         9760             10272               10989
   5/81         9988             10641               11215
   6/81        10190             10616               11440
   7/81         9948             10412               11151
   8/81         9642             10192               10901
   9/81         9369             10185               10527
  10/81         9605             10781               10906
  11/81        10923             11699               12062
  12/81        10459             11262               11663
   1/82        10312             11332               11538
   2/82        10352             11553               11619
   3/82        10390             11700               11669
   4/82        10783             12028               11992
   5/82        11033             12223               12270
   6/82        10872             12031               12097
   7/82        11211             12548               12447
   8/82        12174             13233               13397
====================================================================================================================================

(1)  LipperInc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   9/82        12536             13769               13777
  10/82        13154             14499               14514
  11/82        13550             14641               14945
  12/82        13782             14935               15211
   1/83        14319             14961               15712
   2/83        14806             15390               16276
   3/83        15311             15430               16767
   4/83        15943             15861               17394
   5/83        15698             15653               17351
   6/83        15574             15670               17386
   7/83        15511             15300               17186
   8/83        15513             15407               17251
   9/83        15767             15916               17577
  10/83        16007             15973               17626
  11/83        16170             16155               17799
  12/83        16186             16186               17731
   1/84        16518             16519               18207
   2/84        16518             16435               17981
   3/84        16366             16251               17857
   4/84        16196             16218               17530
   5/84        15798             15712               16957
   6/84        15967             15913               17165
   7/84        16228             16630               17413
   8/84        16598             16909               17869
   9/84        16975             17311               18387
  10/84        17466             18045               18865
  11/84        17721             18368               18944
  12/84        17772             18637               18929
   1/85        18414             19062               19643
   2/85        18504             18671               19700
   3/85        18615             19052               19869
   4/85        19023             19446               20137
   5/85        19894             20463               20941
   6/85        20065             20680               21211
   7/85        20159             20608               21357
   8/85        20399             20995               21656
   9/85        20642             21121               21758
  10/85        20803             21564               21939
  11/85        21180             22082               22373
  12/85        21946             22758               23051
   1/86        22201             22885               23205
   2/86        23049             23787               24011
   3/86        23549             24527               24517
   4/86        23987             24657               24868
   5/86        24364             24186               25166
   6/86        24637             24819               25353
   7/86        24543             25040               24993
   8/86        24796             25664               25310
   9/86        25029             25410               25358
  10/86        25569             25778               25949
  11/86        25592             26139               26001
  12/86        25449             26238               26102
   1/87        26246             26608               27029
   2/87        26660             26792               27542
   3/87        26906             26671               27807
   4/87        26308             25941               27301
   5/87        26158             25839               27156
   6/87        26587             26196               27520
   7/87        26664             26175               27594
   8/87        26896             26034               27840
   9/87        26036             25479               27077
  10/87        25117             26386               25742
  11/87        25880             26597               26277
  12/87        26227             26959               26606
   1/88        27145             27908               27513
   2/88        27881             28240               28319
   3/88        28039             27975               28220
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   4/88        28255             27824               28406
   5/88        28391             27637               28497
   6/88        29038             28303               29113
   7/88        29407             28156               29392
   8/88        29401             28229               29369
   9/88        29775             28867               29663
  10/88        30183             29410               30036
  11/88        30237             29054               30045
  12/88        30530             29086               30217
   1/89        31040             29505               30742
   2/89        31223             29292               30865
   3/89        31067             29418               30760
   4/89        31101             30033               30674
   5/89        31705             30823               31091
   6/89        32250             31760               31592
   7/89        32379             32437               31583
   8/89        32508             31957               31541
   9/89        31979             32120               30964
  10/89        31243             32910               29911
  11/89        31074             33222               29699
  12/89        30885             33312               29378
   1/90        30011             32916               28500
   2/90        29242             33021               27753
   3/90        29634             33044               28072
   4/90        29705             32740               28092
   5/90        30614             33709               28733
   6/90        31309             34248               29333
   7/90        32014             34721               29964
   8/90        30442             34256               28654
   9/90        28268             34540               27098
  10/90        27197             34979               25941
  11/90        27823             35731               26022
  12/90        28098             36288               26113
   1/91        28458             36738               26489
   2/91        30509             37051               28611
   3/91        32133             37299               30213
   4/91        33807             37709               31482
   5/91        33840             37928               31680
   6/91        34879             37909               32443
   7/91        35968             38436               33517
   8/91        36856             39266               34174
   9/91        37578             40063               34803
  10/91        39134             40508               36035
  11/91        39651             40880               36345
  12/91        40047             42095               36618
   1/92        42022             41522               38232
   2/92        42896             41792               39215
   3/92        43552             41558               39933
   4/92        43844             41857               40216
   5/92        44229             42648               40795
   6/92        44619             43237               41224
   7/92        45538             44119               41920
   8/92        46175             44564               42436
   9/92        46877             45095               42856
  10/92        45879             44495               42115
  11/92        46691             44513               42793
  12/92        47391             45212               43345
   1/93        48732             46080               44593
   2/93        49522             46886               45436
   3/93        50527             47083               46358
   4/93        50972             47413               46706
   5/93        51680             47474               47453
   6/93        52926             48333               48583
   7/93        53503             48609               49039
   8/93        53765             49460               49378
   9/93        53813             49593               49486
  10/93        55002             49777               50709
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

  11/93        55382             49354               51124
  12/93        56119             49620               51953
   1/94        57785             50290               53262
   2/94        57889             49415               53171
   3/94        56014             48194               51401
   4/94        55437             47809               50655
   5/94        55487             47804               50802
   6/94        55598             47699               50716
   7/94        55064             48648               50614
   8/94        55295             48706               50660
   9/94        55649             47990               50701
  10/94        55760             47947               50701
  11/94        55147             47842               49920
  12/94        55169             48172               50045
   1/95        55781             49126               50495
   2/95        57644             50295               52015
   3/95        58140             50602               52488
   4/95        59594             51310               53811
   5/95        60803             53296               55032
   6/95        60925             53685               55258
   7/95        62022             53567               56396
   8/95        61817             54215               56520
   9/95        62602             54741               57170
  10/95        63328             55452               57599
  11/95        63525             56284               57887
  12/95        64465             57072               58756
   1/96        65554             57449               59907
   2/96        66374             56449               60512
   3/96        66161             56054               60258
   4/96        66889             55740               60746
   5/96        67551             55629               61214
   6/96        67794             56374               61251
   7/96        67964             56526               61532
   8/96        69153             56430               62523
   9/96        71076             57412               64155
  10/96        71616             58687               64463
  11/96        73048             59690               65572
  12/96        74414             59135               66378
   1/97        75352             59318               67035
   2/97        76520             59467               68161
   3/97        74561             58807               66682
   4/97        74673             59689               67249
   5/97        76644             60256               69031
   6/97        77847             60973               70212
   7/97        79770             62619               72086
   8/97        80201             62087               72252
   9/97        82310             63000               74001
  10/97        82261             63913               73712
  11/97        82944             64207               74250
  12/97        83732             64856               75126
   1/98        85247             65686               76584
   2/98        85861             65633               77304
   3/98        86900             65856               78424
   4/98        87100             66199               78668
   5/98        87048             66828               78581
   6/98        86569             67396               78723
   7/98        86863             67537               79258
   8/98        80826             68638               73218
   9/98        78765             70244               72779
  10/98        76245             69872               71127
  11/98        79927             70270               75302
  12/98        79464             70481               75069
   1/99        80409             70981               76427
   2/99        80265             69739               76122
   3/99        81404             70123               77461
   4/99        83114             70347               79468
   5/99        81651             69728               77958
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   6/99        81218             69505               77966
   7/99        81543             69206               77989
   8/99        80328             69172               77201
   9/99        79300             69974               76599
  10/99        78459             70233               76377
  11/99        79981             70226               77721
  12/99        81117             69889               78654
   1/00        80752             69658               78269
   2/00        81907             70501               78824
   3/00        78663             71432               77461
   4/00        76736             71224               77120
   5/00        74795             71189               75747
   6/00        75789             72670               77148
   7/00        75426             73331               77287
   8/00        74415             74394               77689
   9/00        71758             74863               76547
  10/00        66441             75357               73929
  11/00        61511             76593               69804
  12/00        61806             78017               71012
   1/01        66745             79297               75720
   2/01        66791             79987               75962
   3/01        63312             80387               73440
   4/01        62216             80049               72478
   5/01        62621             80529               73261
   6/01        60360             80835               71107
   7/01        60360             82646               71526
   8/01        60976             83596               71841
   9/01        56640             84575               66769
  10/01        57892             86342               68298
  11/01        60156             85151               70470
  12/01        59590             84606               70280
   1/02        59662             85291               70448
   2/02        57347             86118               69201
   3/02        58534             84689               70572
   4/02        58669             86332               71313
   5/02        57730             87066               70599
   6/02        53337             87814               66625
   7/02        51230             88877               64439
   8/02        51450             90379               65548
   9/02        50560             91843               64637
  10/02        49766             91421               64229
  11/02        52658             91393               67929
  12/02        53411             93285               68588
   1/03        54896             93369               70104
   2/03        55609             94657               71043
   3/03        57066             94582               72819
   4/03        60290             95367               76395
   5/03        61128             97140               77304
   6/03        62871             96946               79383
   7/03        62537             93689               78772
   8/03        63269             94307               79828
   9/03        64800             96806               81767
  10/03        66446             95906               83599
  11/03        67689             96136               84569
  12/03        69543             97117               86666
   1/04        71275             97894               88053
   2/04        70940             98951               87877
   3/04        70897             99693               88210
   4/04        71018             97101               88008
   5/04        69519             96713               86643
   6/04        70618             97264               87856
   7/04        71070             98227               88559
   8/04        72349            100103               90003
   9/04        73449            100373               91254
  10/04        74712            101216               92878
  11/04        75945            100407               94197
  12/04        77130            101330               95619
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]
   1/05        76960            101969               95380
   2/05        78337            101367               96840
   3/05        76175            100850               94273
   4/05        75261            102212               93170
   5/05        76593            103316               94661
   6/05        77934            103884               96185
   7/05        79282            102938               97676
   8/05        79552            104256               98145
   9/05        78756            103182               97507
  10/05        77606            102367               96707
  11/05        78227            102817               97588
  12/05        79033            103794               98485
   1/06        80021            103805               99756
   2/06        80837            104147              100594
   3/06        81104            103127              101006
   4/06        81566            102941              101592
   5/06        81289            102828              101368
   6/06        80825            103044              100801
   7/06        81480            104435              101567
   8/06        82710            106033              102948
   9/06        83562            106966              104091
  10/06        84832            107672              105600
  11/06        86300            108921              107427
  12/06        87776            108289              108512
   1/07        88689            108246              109673
   2/07        89806            109913              111099
   3/07        90147            109913              111455
   4/07        91454            110506              112993
   5/07        91976            109666              113953
   6/07        90302            109337              112107
   7/07        87006            110249              108473
   8/07        87771            111601              109519
   9/07        90141            112447              112158
  10/07        90709            113457              113124
  11/07        88396            115498              110720
  12/07        88785            115822              110829
   1/08        87089            117768              108570
   2/08        86436            117931              107108
   3/08        85987            118333              106945
   4/08        89804            118086              110954
   5/08        90442            117220              111526
   6/08        88696            117125              108590
   7/08        87131            117055              107135
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (7/11/78)                   7.47%  CLASS A SHARES
   10 Years                          -0.45   Inception (7/11/78)                   7.55%
   5 Years                            5.85      10 Years                          -0.24
   1 Year                            -4.49      5 Years                            6.07
CLASS B SHARES                                  1 Year                            -6.37
Inception (9/1/93)                    2.86%  CLASS B SHARES
   10 Years                          -0.57   Inception (9/1/93)                    3.00%
   5 Years                            5.81      10 Years                          -0.36
   1 Year                            -4.95      5 Years                            6.02
CLASS C SHARES                                  1 Year                            -7.24
Inception (8/4/97)                    0.05%  CLASS C SHARES
   10 Years                          -0.70   Inception (8/4/97)                    0.19%
   5 Years                            6.13      10 Years                          -0.53
   1 Year                            -1.51      5 Years                            6.29
INVESTOR CLASS SHARES                           1 Year                            -3.67
   10 Years                           0.06%  INVESTOR CLASS SHARES
   5 Years                            6.93      10 Years                           0.25%
   1 Year                             0.21      5 Years                            7.14
                                                1 Year                            -1.98
==========================================   ==========================================

Investor Class shares' inception date is     The expense ratios presented above may
September 30,2003. Returns since that date   vary from the expense ratios presented in
are historical returns. All other returns    other sections of this report that are
are blended returns of historical Investor   based on expenses incurred during the
Class share performance and restated Class   period covered by this report.
A share performance (for periods prior to
the inception date of Investor Class            Class A share performance reflects
shares) at net asset value, which restated   the maximum 4.75 % sales charge, and Class
performance will reflect the higher Rule     B and Class C share performance reflects
12b-1 fees applicable to Class A shares      the applicable contingent deferred sales
for the period using blended returns.        charge (CDSC) for the period involved. The
Class A shares' inception date is July       CDSC on Class B shares declines from 5 %
11,1978.                                     beginning at the time of purchase to 0 %
                                             at the beginning of the seventh year. The
   The performance data quoted represent     CDSC on Class C shares is 1 % for the
past performance and cannot guarantee        first year after purchase. Investor Class
comparable future results; current           shares do not have a front-end sales
performance may be lower or higher. Please   charge or a CDSC; therefore, performance
visit invescoaim.com for the most recent     is at net asset value.
month-end performance. Performance figures
reflect reinvested distributions, changes       The performance of the Fund's share
in net asset value and the effect of the     classes will differ primarily due to
maximum sales charge unless otherwise        different sales charge structures and
stated. Investment return and principal      class expenses.
value will fluctuate so that you may have
a gain or loss when you sell shares.              A redemption fee of 2 % will be
                                             imposed on certain redemptions or
   The total annual Fund operating           exchanges out of the Fund within 30 days
expense ratio set forth in the most recent   of purchase. Exceptions to the redemption
Fund prospectus as of the date of this       fee are listed in the Fund's prospectus.
report for Class A, Class B, Class C and
Investor Class shares was 1.11 %, 1.86%,
1.86% and 1.10%,respectively.


7   AIM HIGH YIELD FUND

AIM High Yield Fund's investment objective is a high level of current income.

o  Unless otherwise stated, information presented in this report is as of July 31,2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

About share classes

o  Effective September 30,2003, only         o  Lower rated securities may be more        o  The Fund is not managed to track the
   previously established qualified plans       susceptible to real or perceived             performance of any particular index,
   are eligible to purchase Class B shares      adverse economic and competitive             including the indexes defined here, and
   of any AIM fund.                             industry conditions, and may be less         consequently, the performance of the
                                                liquid than higher grade securities.         Fund may deviate significantly from the
o  All Investor Class shares are closed to      The loans in which the Fund may invest       performance of the indexes.
   new investors. Contact your financial        are typically noninvest-ment-grade and
   advisor about purchasing our other           involve a greater risk of default on      o  A direct investment cannot be made in
   share classes.                               interest and principal payments and of       an index. Unless otherwise indicated,
                                                price changes due to the changes in the      index results include reinvested
Principal risks of investing in the Fund        credit quality of the issuer.                dividends, and they do not reflect
                                                                                             sales charges. Performance of an index
o  The Fund may engage in active and         o  Leveraging entails risks such as             of funds reflects fund expenses;
   frequent trading of portfolio                magnify ing changes in the value of the      performance of a market index does not.
   securities to achieve its investment         portfolio's securities.
   objective. If a fund does trade in this                                                Other information
   way, it may incur increased costs,        o  There is no guarantee that the
   which can lower the actual return of         investment techniques and risk analyses   o  The returns shown in management's dis-
   the fund. Active trading may also            used by the Fund's portfolio managers        cussion of Fund performance are based
   increase short term gains and losses,        will produce the desired results.            on net asset values calculated for
   which may affect taxes that must be                                                       share holder transactions. Generally
   paid.                                     o  Reinvestment risk is the risk that a         accepted accounting principles require
                                                bond's cash flows will be reinvested at      adjustments to be made to the net
o  Credit risk is the risk of loss on an        an interest rate below that on the           assets of the Fund at period end for
   investment due to the deterioration of       original bond.                               financial reporting purposes, and as
   an issuer's financial health. Such a                                                      such, the net asset values for
   deterioration of financial health may     o  The prices of securities held by the         shareholder transactions and the
   result in a reduction of the credit          Fund may decline in response to market       returns based on those net asset values
   rating of the issuer's securities and        risks.                                       may differ from the net asset values
   may lead to the issuer's inability to                                                     and returns reported in the Financial
   honor its contractual obligations,        About indexes used in this report               Highlights.
   including making timely payment of
   interest and principal.                   o  The Lehman Brothers U.S. Aggregate Bond   o  Industry classifications used in this
                                                Index covers U.S. investment- grade          report are generally according to the
o  Investing in developing countries can        fixed-rate bonds with components for         Global Industry Classification
   add additional risk, such as high rates      government and corporate securities,         Standard, which was developed by and is
   of inflation or sharply devalued             mortgage pass-throughs, and asset-           the exclusive property and a service
   currencies against the U.S. dollar.          backed securities.                           mark of MSCI Inc. and Standard &
   Transaction costs are often higher, and                                                   Poor's.
   there may be delays in settlement         o  The Lehman Brothers U.S. Corporate High
   procedures.                                  Yield Index covers the universe of        o  The Chartered Financial Analyst-
                                                fixed rate, non-investment grade debt.       registered trademark- (CFA--registered
o  Foreign securities have additional           Pay-in-kind bonds, Eurobonds, and debt       trademark--) designation is a globally
   risks, including exchange rate changes,      issues from countries designated as          recognized standard for measuring the
   political and economic upheaval, the         emerging markets are excluded, but           competence and integrity of investment
   relative lack of information,                Canadian and global bonds (SEC               professionals.
   relatively low market liquidity, and         registered) of issuers in non-emerging
   the potential lack of strict financial       countries are included.
   and accounting controls and standards.
                                             o  The LIPPER HIGH CURRENT YIELD BOND
o  Interest rate risk refers to the risk        FUNDS INDEX is an equally weighted
   that bond prices generally fall as           representation of the largest funds in
   interest rates rise; conversely, bond        the Lipper High Current Yield Bond
   prices generally rise as interest rates      Funds category. These funds have no
   fall.                                        credit rating restriction, but tend to
                                                invest in fixed-income securities with
                                                lower credit ratings.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Fund Nasdaq Symbols
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                      AMHYX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                      AHYBX
=======================================================================================   Class C Shares                      AHYCX
                                                                                          Investor Class Shares               HYINX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE


8   AIM High Yield Fund

SCHEDULE OF INVESTMENTS(a)

July 31, 2008





                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

BONDS & NOTES-97.43%

ADVERTISING-0.24%

Lamar Media Corp.
  Series C,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.63%, 08/15/15(b)                                 $ 1,870,000    $  1,692,350
================================================================================


AEROSPACE & DEFENSE-1.84%

BE Aerospace, Inc.,
  Sr. Unsec. Unsub. Notes,
  8.50%, 07/01/18(b)                                   1,035,000       1,073,813
--------------------------------------------------------------------------------
Bombardier Inc. (Canada),
  Sr. Unsec. Unsub. Notes,
  6.30%, 05/01/14(b)(c)(d)                             2,820,000       2,707,200
--------------------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Unsec. Gtd. Notes,
  6.63%, 02/01/16(b)                                   2,815,000       2,878,337
--------------------------------------------------------------------------------
Esterline Technologies Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 03/01/17(b)                                   3,715,000       3,622,125
--------------------------------------------------------------------------------
L-3 Communications Corp.
  Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.38%, 10/15/15(b)                                   2,485,000       2,354,537
--------------------------------------------------------------------------------
Moog Inc.,
  Sr. Sub. Notes,
  7.25%, 06/15/18(b)(d)                                  510,000         501,075
================================================================================
                                                                      13,137,087
================================================================================


AIRLINES-1.50%

Continental Airlines Inc.,
  Unsec. Unsub. Notes,
  8.75%, 12/01/11(b)(c)                                2,810,000       1,981,050
--------------------------------------------------------------------------------
  Series 2000-1, Class C-1,
  Jr. Pass Through Ctfs.,
  8.50%, 05/01/11(b)                                   1,550,791       1,438,359
--------------------------------------------------------------------------------
Delta Air Lines Inc.,
  Series 2002-1, Class C,
  Pass Through Ctfs.,
  7.78%, 01/02/12(b)(c)                                4,874,857       4,314,249
--------------------------------------------------------------------------------
  Series 2007-1, Class C,
  Sec. Global Pass Through Ctfs.,
  8.95%, 08/10/14(b)                                   1,835,543       1,422,546
--------------------------------------------------------------------------------
United Air Lines, Inc.
  Series 2007-1, Class B,
  Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%,
  07/02/19(b)(d)                                       2,053,679       1,545,393
================================================================================
                                                                      10,701,597
================================================================================


ALTERNATIVE CARRIERS-0.37%

Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14(b)                                   2,880,000       2,642,400
================================================================================


ALUMINUM-1.85%

Aleris International Inc.,
  Sr. Unsec. Gtd. PIK Global Notes,
  9.00%, 12/15/14(b)                                   3,060,000       2,371,500
--------------------------------------------------------------------------------


Century Aluminum Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 08/15/14(b)                                   3,575,000       3,539,250
--------------------------------------------------------------------------------
Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15(b)                                   7,800,000       7,273,500
================================================================================
                                                                      13,184,250
================================================================================


APPAREL RETAIL-0.95%

Collective Brands, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 08/01/13(b)(c)                                7,460,000       6,769,950
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.74%

American Achievement Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.25%, 04/01/12(b)(d)                                2,795,000       2,864,875
--------------------------------------------------------------------------------
Broder Brothers Co.
  Series B,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 10/15/10(b)(c)                               2,881,000       1,987,890
--------------------------------------------------------------------------------
Hanesbrands, Inc.
  Series B,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  6.51%, 12/15/14(b)(c)(e)                             4,220,000       3,776,900
--------------------------------------------------------------------------------
Levi Strauss & Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.88%, 04/01/16(b)(c)                                8,175,000       7,398,375
--------------------------------------------------------------------------------
Perry Ellis International, Inc.
  Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 09/15/13(b)                                   3,705,000       3,454,912
================================================================================
                                                                      19,482,952
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.99%

Lear Corp.
  Series B,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/13(b)                                 $ 3,860,000    $  3,237,575
--------------------------------------------------------------------------------
Tenneco Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.63%, 11/15/14(b)(c)                                2,815,000       2,385,713
--------------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Notes,
  7.00%, 03/10/14(b)                                   2,775,000       1,401,375
================================================================================
                                                                       7,024,663
================================================================================


AUTOMOBILE MANUFACTURERS-1.35%

Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31(b)(c)                                5,195,000       2,701,400
--------------------------------------------------------------------------------
General Motors Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(b)(c)                                4,690,000       3,083,675
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(b)(c)                                7,725,000       3,833,531
================================================================================
                                                                       9,618,606
================================================================================


BIOTECHNOLOGY-0.28%

RBS Global Inc./Rexnord LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 08/01/14(b)                                   2,105,000       2,026,063
================================================================================


BROADCASTING & CABLE TV-4.01%

Charter Communications Holdings II LLC/ Charter
  Communications Holdings II Capital Corp.,
  Sr. Unsec. Gtd. Notes,
  10.25%, 09/15/10(b)                                  6,715,000       6,446,400
--------------------------------------------------------------------------------
CSC Holdings, Inc.
  Series B,
  Sr. Unsec. Notes,
  7.63%, 04/01/11(b)(c)                                3,755,000       3,745,612
--------------------------------------------------------------------------------
Echostar DBS Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 10/01/14(b)                                   3,740,000       3,459,500
--------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 04/15/14(b)                                   3,720,000       3,780,450
--------------------------------------------------------------------------------
Rainbow National Services LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.75%, 09/01/12(b)(d)                                8,315,000       8,450,119
--------------------------------------------------------------------------------
Virgin Media Finance PLC,
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(b)                                   2,902,000       2,713,370
================================================================================
                                                                      28,595,451
================================================================================


BUILDING PRODUCTS-1.27%

Associated Materials Inc.,
  Sr. Unsec. Disc. Global Notes,
  11.25%, 03/01/14(b)(c)(f)                            9,035,000       5,680,756
--------------------------------------------------------------------------------
Building Materials Corp. of America,
  Sec. Gtd. Second Lien Global Notes,
  7.75%, 08/01/14(b)                                   1,435,000       1,133,650
--------------------------------------------------------------------------------
Ply Gem Industries, Inc.,
  Sr. Sec. Gtd. First & Second Lien Notes,
  11.75%, 06/15/13(b)(c)(d)                            2,440,000       2,196,000
================================================================================
                                                                       9,010,406
================================================================================


CASINOS & GAMING-2.00%

Great Canadian Gaming Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Notes,
  7.25%, 02/15/15(b)(d)                                2,790,000       2,678,400
--------------------------------------------------------------------------------
MGM Mirage,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(b)(c)                                4,630,000       3,663,487
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.50%, 06/01/16(b)                                   1,800,000       1,455,750
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 10/01/13(b)(c)                                5,860,000       5,625,600
--------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp.,
  Sr. Sec. Gtd. Global First Mortgage Notes,
  6.63%, 12/01/14(b)                                     940,000         849,713
================================================================================
                                                                      14,272,950
================================================================================


COAL & CONSUMABLE FUELS-0.66%

Massey Energy Co.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 12/15/13(b)                                   3,690,000       3,616,200
--------------------------------------------------------------------------------
Peabody Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/01/16(b)                                   1,035,000       1,063,463
================================================================================
                                                                       4,679,663
================================================================================


COMMERCIAL PRINTING-0.09%

Quebecor World Inc. (Canada),
  Sr. Notes,
  9.75%, 01/15/15(b)(d)(g)                             1,395,000         645,188
================================================================================


COMMODITY CHEMICALS-0.58%

Koppers Holdings Inc.,
  Sr. Unsec. Sub. Disc. Global Notes,
  9.88%, 11/15/14(b)(f)                                4,595,000       4,158,475
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.73%

MasTec, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17(b)                                 $ 4,940,000    $  4,248,400
--------------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc.,
  Sr. Global Notes,
  9.00%, 04/15/12(b)                                     955,000         978,875
================================================================================
                                                                       5,227,275
================================================================================


CONSTRUCTION & ENGINEERING-0.50%

Great Lakes Dredge & Dock Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 12/15/13(b)                                   3,890,000       3,578,800
================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.69%

Esco Corp.,
  Sr. Unsec. Gtd. Notes,
  8.63%, 12/15/13(b)(d)                                  945,000         939,094
--------------------------------------------------------------------------------
Terex Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14(b)                                   7,280,000       7,088,900
--------------------------------------------------------------------------------
Titan International, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.00%, 01/15/12(b)                                   4,085,000       4,003,300
================================================================================
                                                                      12,031,294
================================================================================


CONSTRUCTION MATERIALS-1.70%

Graham Packaging Co. Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.88%, 10/15/14(b)(c)                                3,972,000       3,425,850
--------------------------------------------------------------------------------
Texas Industries, Inc.,
  Sr. Unsec. Global Notes,
  7.25%, 07/15/13(b)                                     930,000         913,725
--------------------------------------------------------------------------------
U.S. Concrete, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14(b)                                   9,290,000       7,757,150
================================================================================
                                                                      12,096,725
================================================================================


CONSUMER ELECTRONICS-0.96%

NXP BV/NXP Funding LLC (Netherlands),
  Sr. Sec. Gtd. Global Notes,
  7.88%, 10/15/14(b)(c)                                6,355,000       5,338,200
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.50%, 10/15/15(b)(c)                                2,105,000       1,468,238
================================================================================
                                                                       6,806,438
================================================================================


CONSUMER FINANCE-2.93%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13(b)                                   6,265,000       4,479,350
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10(b)(c)                                4,455,000       3,699,739
--------------------------------------------------------------------------------
  9.88%, 08/10/11(b)                                   1,865,000       1,510,725
--------------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/31(b)                                   8,365,000       4,830,787
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/14(b)(c)                                6,770,000       3,891,261
--------------------------------------------------------------------------------
KAR Holdings Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.75%, 05/01/14(b)                                   2,800,000       2,429,000
================================================================================
                                                                      20,840,862
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.48%

Iron Mountain Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.00%, 06/15/20(b)                                   2,085,000       2,027,663
--------------------------------------------------------------------------------
Lender Processing Services, Inc.,
  Sr. Unsec. Notes,
  8.13%, 07/01/16(b)(d)                                1,400,000       1,407,000
================================================================================
                                                                       3,434,663
================================================================================


DISTILLERS & VINTNERS-0.57%

Constellation Brands Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 05/15/17(b)                                   4,170,000       4,055,325
================================================================================


DIVERSIFIED CHEMICALS-0.47%

Innophos Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 08/15/14(b)                                   3,335,000       3,355,844
================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.13%

GEO Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13(b)                                   6,045,000       6,181,012
--------------------------------------------------------------------------------
Mobile Services Group Inc./Mobile Storage Group
  Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.75%, 08/01/14(b)                                     935,000         899,938
--------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(b)                                  2,730,000       2,132,812
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.88%, 09/01/14(b)                                   6,970,000       5,941,925
================================================================================
                                                                      15,155,687
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.97%

FMG Finance Pty. Ltd. (Australia),
  Sr. Sec. Notes,
  10.63%, 09/01/16(b)(d)                             $ 2,570,000    $  2,994,050
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes,
  8.25%, 04/01/15(b)(c)                                3,760,000       3,934,652
================================================================================
                                                                       6,928,702
================================================================================


ELECTRIC UTILITIES-2.33%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(b)(c)                                2,795,000       2,655,250
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 06/15/16(b)                                   2,825,000       2,846,188
--------------------------------------------------------------------------------
Elwood Energy LLC,
  Sr. Sec. Global Notes,
  8.16%, 07/05/26(b)                                   2,105,573       2,034,510
--------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.
  Series C,
  Sr. Sec. Bonds,
  7.16%, 01/15/14(b)                                   2,360,573       2,283,002
--------------------------------------------------------------------------------
Mirant North America, LLC,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 12/31/13(b)                                   1,390,000       1,400,425
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Notes,
  7.00%, 06/30/21(b)(d)                                5,686,528       5,402,201
================================================================================
                                                                      16,621,576
================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.43%

Baldor Electric Co.,
  Sr. Unsec. Gtd. Notes,
  8.63%, 02/15/17(b)(c)                                3,030,000       3,052,725
================================================================================


FOREST PRODUCTS-0.23%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes,
  7.75%, 11/15/13(b)                                   2,785,000       1,657,075
================================================================================


GAS UTILITIES-0.34%

Ferrellgas Partners L.P.,
  Sr. Notes,
  6.75%, 05/01/14(b)(d)                                2,800,000       2,390,500
================================================================================


GENERAL MERCHANDISE STORES-0.61%

Dollar General Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.63%, 07/15/15(b)(c)                               2,795,000       2,829,938
--------------------------------------------------------------------------------
Pantry, Inc. (The),
  Sr. Gtd. Sub. Global Notes,
  7.75%, 02/15/14(b)                                   1,880,000       1,489,900
================================================================================
                                                                       4,319,838
================================================================================


HEALTH CARE EQUIPMENT-0.64%

ReAble Therapeutics Finance LLC/ReAble
  Therapeutics Finance Corp.,
  Sr. Unsec. Notes,
  10.88%, 11/15/14(b)(d)                               2,600,000       2,626,000
--------------------------------------------------------------------------------
Viant Holdings Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 07/15/17
  (Acquired 06/25/07-05/06/08; Cost
  $2,155,985)(b)(d)(h)                                 2,266,000       1,937,430
================================================================================
                                                                       4,563,430
================================================================================


HEALTH CARE FACILITIES-3.49%

Community Health Systems Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.88%, 07/15/15(b)                                   1,870,000       1,900,387
--------------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14(b)                                   1,355,000       1,405,813
--------------------------------------------------------------------------------
  9.25%, 11/15/16(b)                                   7,400,000       7,659,000
--------------------------------------------------------------------------------
  Sr. Sec. Gtd. PIK Global Notes,
  9.63%, 11/15/16(b)                                   3,000,000       3,105,000
--------------------------------------------------------------------------------
  Sr. Unsec. Bonds, 7.50%, 11/06/33(b)                 1,815,000       1,397,550
--------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(b)                                     935,000         771,375
--------------------------------------------------------------------------------
Healthsouth Corp.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  9.13%, 06/15/14(b)(e)                                1,400,000       1,435,000
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  10.75%, 06/15/16(b)(c)                               3,300,000       3,547,500
--------------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Unsub. Notes,
  6.38%, 12/01/11(b)                                   3,650,000       3,627,187
================================================================================
                                                                      24,848,812
================================================================================


HEALTH CARE SERVICES-1.88%

FMC Finance III SA,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/15/17(b)                                   3,475,000       3,376,692
--------------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13(b)                                   1,380,000       1,297,200
--------------------------------------------------------------------------------
  6.88%, 12/15/15(b)                                   1,875,000       1,734,375
--------------------------------------------------------------------------------
Rural/Metro Corp.,
  Sr. Gtd. Sub. Global Notes,
  9.88%, 03/15/15(b)                                     930,000         850,950
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Universal Hospital Services Inc.,
  Sr. Sec. PIK Global Notes,
  8.50%, 06/01/15(b)                                 $ 2,810,000    $  2,817,025
--------------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 08/15/12(b)                                   3,325,000       3,308,375
================================================================================
                                                                      13,384,617
================================================================================


HOMEBUILDING-0.34%

K. Hovnanian Enterprises Inc.,
  Sr. Sec. Gtd. Notes,
  11.50%, 05/01/13(b)(d)                                 385,000         392,700
--------------------------------------------------------------------------------
TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(b)(c)(g)                               935,000         502,563
--------------------------------------------------------------------------------
  9.00%, 07/01/10(b)(g)                                2,875,000       1,545,312
================================================================================
                                                                       2,440,575
================================================================================


HOTELS, RESORTS & CRUISE LINES-0.48%

NCL Corp. Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14(b)(h)                               3,450,000       3,450,000
================================================================================


HOUSEWARES & SPECIALTIES-0.71%

Jarden Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/01/17(b)                                   1,875,000       1,626,563
--------------------------------------------------------------------------------
Yankee Acquisition Corp.
  Series B,
  Sr. Gtd. Sub. Global Notes,
  8.50%, 02/15/15(b)(c)                                4,645,000       3,425,687
================================================================================
                                                                       5,052,250
================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.41%

AES Corp. (The),
  Sr. Notes,
  8.00%, 06/01/20(b)(d)                                2,100,000       2,026,500
--------------------------------------------------------------------------------
AES Red Oak LLC
  Series A,
  Sr. Sec. Bonds,
  8.54%, 11/30/19(b)                                   4,513,120       4,682,362
--------------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Unsec. Global Notes,
  7.75%, 06/01/19(b)                                   2,815,000       2,617,950
--------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  Sr. Unsec. Gtd. Notes,
  10.88%, 11/01/17(b)(c)(d)                            3,290,000       3,405,150
--------------------------------------------------------------------------------
  Series P,
  Sr. Unsec. Unsub. Global Notes,
  5.55%, 11/15/14(b)                                      51,000          40,417
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
  Sr. Unsec. Notes,
  8.50%, 10/01/21(b)                                   3,220,000       2,885,925
--------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 02/01/16(b)                                   2,881,000       2,808,975
--------------------------------------------------------------------------------
  7.38%, 01/15/17(b)                                   3,545,000       3,438,650
--------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC
  Series A,
  Sr. Unsec. Gtd. Notes,
  10.25%, 11/01/15(b)(d)                               2,350,000       2,355,875
================================================================================
                                                                      24,261,804
================================================================================


INDUSTRIAL CONGLOMERATES-0.26%

Indalex Holding Corp.
  Series B,
  Sr. Sec. Gtd. Global Notes,
  11.50%, 02/01/14(b)                                  3,260,000       1,882,650
================================================================================


INDUSTRIAL MACHINERY-0.91%

Columbus McKinnon Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 11/01/13(b)                                   2,130,000       2,212,538
--------------------------------------------------------------------------------
Stewart & Stevenson LLC,
  Sr. Unsec. Gtd. Global Notes,
  10.00%, 07/15/14(b)                                  4,285,000       4,295,712
================================================================================
                                                                       6,508,250
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.29%

Frontier Communications Corp.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27(b)                                   4,640,000       4,118,000
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 08/15/31(b)                                   4,975,000       4,427,750
--------------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.
  Series B,
  Sr. Unsec. Gtd. Global Notes,
  9.75%, 05/01/13(b)(c)                                3,675,000       1,355,156
--------------------------------------------------------------------------------
Qwest Communications International Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/11(b)                                   9,067,000       8,749,655
--------------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13(b)                                   1,860,000       1,887,900
--------------------------------------------------------------------------------
  8.63%, 08/01/16(b)                                   2,820,000       2,869,350
================================================================================
                                                                      23,407,811
================================================================================


INVESTMENT BANKING & BROKERAGE-0.55%

E*Trade Financial Corp.,
  Sr. Unsec. Global Notes,
  8.00%, 06/15/11(b)(c)                                2,790,000       2,504,025
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/01/15(b)(c)                                1,630,000       1,401,800
================================================================================
                                                                       3,905,825
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-0.57%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes,
  8.00%, 03/01/14(b)                                 $ 2,800,000    $  2,534,000
--------------------------------------------------------------------------------
Marquee Holdings Inc.,
  Sr. Unsec. Global Notes,
  12.00%, 08/15/14(b)(c)                               1,875,000       1,509,375
================================================================================
                                                                       4,043,375
================================================================================


MULTI-SECTOR HOLDINGS-0.55%

Leucadia National Corp.,
  Sr. Unsec. Notes,
  8.13%, 09/15/15(b)                                   1,115,000       1,123,128
--------------------------------------------------------------------------------
Stena A.B. (Sweden),
  Sr. Unsec. Global Notes,
  7.50%, 11/01/13(b)                                   2,790,000       2,762,100
================================================================================
                                                                       3,885,228
================================================================================


OFFICE SERVICES & SUPPLIES-0.11%

ACCO Brands Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.63%, 08/15/15(b)                                     885,000         779,906
================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.64%

Allis-Chalmers Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 01/15/14(b)                                   3,745,000       3,595,200
--------------------------------------------------------------------------------
Basic Energy Services Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/16(b)                                   3,285,000       3,096,113
--------------------------------------------------------------------------------
Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17(b)                                   1,385,000       1,371,150
--------------------------------------------------------------------------------
Calfrac Holdings L.P.,
  Sr. Notes,
  7.75%, 02/15/15(b)(d)                                3,850,000       3,657,500
--------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 05/01/14(b)                                   3,235,000       3,364,400
--------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 05/15/17(b)                                   3,760,000       3,745,900
================================================================================
                                                                      18,830,263
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-7.57%

Chaparral Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(b)(c)                                2,244,000       1,946,670
--------------------------------------------------------------------------------
  8.88%, 02/01/17(b)                                   4,845,000       4,203,037
--------------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17(b)                                   3,260,000       3,235,550
--------------------------------------------------------------------------------
Delta Petroleum Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.00%, 04/01/15(b)                                   6,365,000       5,378,425
--------------------------------------------------------------------------------
Encore Acquisition Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.00%, 07/15/15(b)                                   4,160,000       3,806,400
--------------------------------------------------------------------------------
Forest Oil Corp.,
  Sr. Notes,
  7.25%, 06/15/19(b)(d)                                1,600,000       1,514,000
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/19(b)                                   3,655,000       3,458,544
--------------------------------------------------------------------------------
Intergen N.V. (Netherlands),
  Sr. Sec. Gtd. Bonds,
  9.00%, 06/30/17(b)(d)                                2,585,000       2,662,550
--------------------------------------------------------------------------------
Newfield Exploration Co.,
  Sr. Unsec. Sub. Global Notes,
  7.13%, 05/15/18(b)                                   6,430,000       6,140,650
--------------------------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Notes,
  6.65%, 03/15/17(b)                                   3,875,000       3,622,970
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 06/15/15(b)                                   1,875,000       1,856,250
--------------------------------------------------------------------------------
  7.63%, 06/01/18(b)                                   2,565,000       2,500,875
--------------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Unsec. Gtd. Notes,
  8.25%, 08/01/15(b)                                   1,260,000       1,231,650
--------------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/15/16(b)                                   1,998,000       1,983,015
--------------------------------------------------------------------------------
  7.25%, 05/01/18(b)                                   1,575,000       1,547,438
--------------------------------------------------------------------------------
SandRidge Energy, Inc.,
  Sr. Notes,
  8.00%, 06/01/18(b)(d)                                2,090,000       2,061,262
--------------------------------------------------------------------------------
Southwestern Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.50%, 02/01/18(b)(d)                                3,755,000       3,848,875
--------------------------------------------------------------------------------
Swift Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 06/01/17(b)                                   3,175,000       2,905,125
================================================================================
                                                                      53,903,286
================================================================================


OIL & GAS REFINING & MARKETING-0.26%

United Refining Co.
  Series 2,
  Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12(b)                                  1,970,000       1,861,650
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-1.80%

Copano Energy LLC,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 03/01/16(b)                                 $ 4,505,000    $  4,426,162
--------------------------------------------------------------------------------
El Paso Corp.,
  Sr. Unsec. Global Notes,
  6.88%, 06/15/14(b)                                   3,775,000       3,756,125
--------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.25%, 03/01/16(b)(d)                                1,865,000       1,788,069
--------------------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest Energy
  Finance Corp.,
  Sr. Notes,
  8.75%, 04/15/18(b)(d)                                2,850,000       2,860,688
================================================================================
                                                                      12,831,044
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.75%

NSG Holdings LLC/NSG Holdings Inc.,
  Sr. Sec. Notes,
  7.75%, 12/15/25(b)(d)                                  935,000         916,300
--------------------------------------------------------------------------------
Residential Capital LLC,
  Jr. Sec. Gtd. Notes,
  9.63%, 05/15/15(b)(d)                                3,048,000       1,203,960
--------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
  Sr. Sec. Notes,
  9.13%, 02/01/15(b)(c)(d)                             4,430,000       3,211,750
================================================================================
                                                                       5,332,010
================================================================================


PACKAGED FOODS & MEATS-0.13%

Dole Food Co. Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/10(b)(c)                                1,030,000         947,600
================================================================================


PAPER PACKAGING-1.65%

Caraustar Industries, Inc.,
  Sr. Unsec. Unsub. Notes,
  7.38%, 06/01/09(b)                                  10,510,000       8,802,125
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 06/01/13(b)                                   3,555,000       2,968,425
================================================================================
                                                                      11,770,550
================================================================================


PAPER PRODUCTS-4.81%

Abitibi-Consolidated Co. of Canada (Canada),
  Sr. Sec. Gtd. Notes,
  13.75%, 04/01/11(b)(d)                               2,030,000       2,136,575
--------------------------------------------------------------------------------
Bowater Canada Finance Corp. (Canada),
  Sr. Gtd. Global Notes,
  7.95%, 11/15/11(b)                                   2,165,000       1,428,900
--------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10(b)                                   2,975,000       2,848,563
--------------------------------------------------------------------------------
Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13(b)                                   4,045,000       3,503,981
--------------------------------------------------------------------------------
  7.13%, 08/15/15(b)                                   2,000,000       1,890,000
--------------------------------------------------------------------------------
Exopack Holding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 02/01/14(b)                                  3,085,000       2,761,075
--------------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.00%, 01/15/15(b)(d)                                1,860,000       1,739,100
--------------------------------------------------------------------------------
  7.13%, 01/15/17(b)(c)(d)                             1,340,000       1,246,200
--------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(b)                                   8,025,000       7,262,625
--------------------------------------------------------------------------------
Neenah Paper, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/15/14(b)                                   3,015,000       2,577,825
--------------------------------------------------------------------------------
Rock-Tenn Co.,
  Sr. Unsec. Gtd. Notes,
  9.25%, 03/15/16(b)(d)                                3,735,000       3,893,737
--------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.
  Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.38%, 08/01/16(b)                                  3,490,000       2,949,050
================================================================================
                                                                      34,237,631
================================================================================


PERSONAL PRODUCTS-0.66%

NBTY, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.13%, 10/01/15(b)                                   4,955,000       4,682,475
================================================================================


PHARMACEUTICALS-1.17%

Elan Finance PLC/Elan Finance Corp. (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(b)                                   5,785,000       5,575,294
--------------------------------------------------------------------------------
  8.88%, 12/01/13(b)                                   2,820,000       2,760,075
================================================================================
                                                                       8,335,369
================================================================================


PROPERTY & CASUALTY INSURANCE-0.49%

Crum & Forster Holdings Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.75%, 05/01/17(b)                                   3,745,000       3,482,850
================================================================================


PUBLISHING-1.79%

Dex Media Inc.,
  Sr. Unsec. Disc. Global Notes,
  9.00%, 11/15/13(b)(f)                                7,455,000       4,584,825
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co.
  Series B,
  Sr. Unsec. Sub. Global Notes,
  9.88%, 08/15/13(b)                                     899,000         710,210
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

MediMedia USA Inc.,
  Sr. Sub. Notes,
  11.38%, 11/15/14(b)(d)                             $   465,000    $    467,325
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(b)(f)                               6,965,000       4,823,263
--------------------------------------------------------------------------------
Reader's Digest Association Inc. (The),
  Sr. Unsec. Sub. Notes,
  9.00%, 02/15/17(b)(d)                                3,710,000       2,179,625
================================================================================
                                                                      12,765,248
================================================================================


RAILROADS-0.57%

Kansas City Southern Railway,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/15(b)(c)                                3,980,000       4,039,700
================================================================================


SEMICONDUCTOR EQUIPMENT-0.37%

Amkor Technology Inc.,
  Sr. Unsec. Global Notes,
  7.13%, 03/15/11(b)(c)                                2,775,000       2,646,656
================================================================================


SEMICONDUCTORS-4.70%

Avago Technologies Finance Pte./Avago Technologies
  U.S./ Avago Technologies Wireless (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13(b)                                  6,715,000       7,227,019
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(b)                                  1,880,000       2,023,350
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14(b)                                   5,770,000       4,918,925
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(b)(c)                               5,600,000       4,452,000
--------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(b)(c)                                5,465,000       2,923,775
--------------------------------------------------------------------------------
Spansion Inc.,
  Sr. Sec. Floating Rate Notes,
  5.81%, 06/01/13(b)(d)(e)                             6,390,000       4,536,900
--------------------------------------------------------------------------------
Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11(b)                                  7,458,000       7,383,420
================================================================================
                                                                      33,465,389
================================================================================


SPECIALTY CHEMICALS-2.23%

Huntsman International LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/01/15(b)                                   2,520,000       2,349,900
--------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.
  Series B,
  Sr. Unsec. Sub. Global Notes,
  10.67%, 05/15/13(b)                                  3,604,000       3,667,070
--------------------------------------------------------------------------------
NewMarket Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.13%, 12/15/16(b)                                   2,330,000       2,277,575
--------------------------------------------------------------------------------
PolyOne Corp.,
  Sr. Unsec. Notes,
  8.88%, 05/01/12(b)                                   4,350,000       4,360,875
--------------------------------------------------------------------------------
Polypore Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.75%, 05/15/12(b)                                   3,205,000       3,221,025
================================================================================
                                                                      15,876,445
================================================================================


SPECIALTY STORES-1.05%

Michaels Stores, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  10.00%, 11/01/14(b)                                  7,430,000       5,925,425
--------------------------------------------------------------------------------
Sally Holdings LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.25%, 11/15/14(b)                                   1,560,000       1,524,900
================================================================================
                                                                       7,450,325
================================================================================


STEEL-1.38%

Metals USA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(b)(c)                               2,820,000       2,968,050
--------------------------------------------------------------------------------
Steel Capital SA (Russia),
  Sec. Notes,
  9.75%, 07/29/13(b)(d)                                3,200,000       3,217,600
--------------------------------------------------------------------------------
Steel Dynamics Inc.,
  Sr. Notes,
  7.75%, 04/15/16(b)(d)                                3,755,000       3,675,206
================================================================================
                                                                       9,860,856
================================================================================


THRIFTS & MORTGAGE FINANCE-0.62%

Countrywide Financial Corp.
  Series B,
  Sr. Unsec. Gtd. Floating Rate Conv. Putable
  Global Notes,
  0.43%, 05/15/09(b)(e)                                4,685,000       4,393,640
================================================================================


TIRES & RUBBER-1.75%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Notes,
  8.00%, 12/15/19(b)                                   4,735,000       3,859,025
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.63%, 03/15/27(b)                                   3,715,000       2,972,000
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Global Notes,
  9.00%, 07/01/15(b)                                   5,573,000       5,642,663
================================================================================
                                                                      12,473,688
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-2.12%

Ashtead Capital Inc.,
  Sr. Sec. Gtd. Notes,
  9.00%, 08/15/16(b)(d)                              $ 2,120,000    $  1,870,900
--------------------------------------------------------------------------------
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(b)(c)                                9,163,000       8,292,515
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 11/15/13(b)(c)                                1,790,000       1,440,950
--------------------------------------------------------------------------------
Wesco Distribution Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 10/15/17(b)                                   3,865,000       3,488,162
================================================================================
                                                                      15,092,527
================================================================================


TRUCKING-0.72%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14(b)                                   5,580,000       5,147,550
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.22%

Centennial Cellular Operating Co./Centennial
  Communications Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 06/15/13(b)                                  5,310,000       5,548,950
--------------------------------------------------------------------------------
Cricket Communications Inc.,
  Sr. Gtd. Notes,
  10.00%, 07/15/15(b)(d)                               3,140,000       3,179,250
--------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda),
  Sr. Unsec. Notes,
  8.88%, 01/15/15(b)(d)                                8,885,000       8,307,475
--------------------------------------------------------------------------------


iPCS Inc.,
  Sr. Sec. Gtd. Floating Rate First Lien Global
  Notes,
  5.00%, 05/01/13(b)(e)                                1,400,000       1,253,000
--------------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.38%, 03/15/12(b)                                   4,700,000       4,622,074
================================================================================
                                                                      22,910,749
================================================================================
     Total Bonds & Notes (Cost $764,251,587)                         693,947,414
================================================================================


                                                        SHARES

COMMON STOCKS & OTHER EQUITY INTERESTS-1.41%

BROADCASTING & CABLE TV-0.79%

Adelphia Communications Corp.,
  Sr. Notes,
  10.88%, 10/01/10(i)                                         --         414,563
--------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(c)(i)             4,846,549         218,095
--------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(i)              2,211,702         873,622
--------------------------------------------------------------------------------
Sirius Satellite Radio Inc.-Wts., expiring
  03/15/10(j)                                              3,470           6,940
--------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(k)                       102,639       2,918,027
--------------------------------------------------------------------------------
Virgin Media Inc.                                        103,800       1,164,636
================================================================================
                                                                       5,595,883
================================================================================


CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(d)(h)(j)(l)                                    10,780               0
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(m)                                          609             292
--------------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(m)                                             23,135             578
--------------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(m)                                             17,351             347
--------------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(m)                                             17,351             174
================================================================================
                                                                           1,391
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.62%

iPCS, Inc.(k)                                            164,248       4,418,271
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $10,625,050)                                             10,015,545
================================================================================



PREFERRED STOCK-0.39%

PACKAGED FOODS & MEATS-0.39%

Heinz (H.J.) Finance Co.
  -Series B, 8.00%-Pfd. (Cost $2,800,000)(b)(d)               28       2,777,250
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

ASSET-BACKED SECURITIES-0.36%

ELECTRIC UTILITIES-0.36%

Reliant Energy Mid-Atlantic Power Holdings, LLC
  -Series B,
  Sr. Unsec. Pass Through Ctfs.,
  9.24%, 07/02/17
  (Cost $2,398,609)(b)                               $ 2,387,245       2,536,447
================================================================================



SENIOR SECURED FLOATING RATE INTEREST LOANS-0.18%

AIRLINES-0.18%

Evergreen International Aviation, Inc.
  First Lien Term Loan
  9.00%, 10/31/11
  (Cost $1,489,478)(b)                                 1,489,478       1,310,741
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.77% (Cost $781,564,724)                                   710,587,397
================================================================================


                                                        SHARES

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-10.01%

Liquid Assets Portfolio-Institutional Class
  (Cost $71,335,247)(n)(o)                            71,335,247      71,335,247
================================================================================
TOTAL INVESTMENTS-109.78%
  (Cost $852,899,971)                                                781,922,644
================================================================================
OTHER ASSETS LESS LIABILITIES-(9.78)%                                (69,661,793)
================================================================================
NET ASSETS-100.00%                                                  $712,260,851
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM HIGH YIELD FUND

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $700,571,852, which represented 98.36% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at July 31, 2008.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $110,416,847, which represented 15.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at July 31, 2008 was $2,693,063, which represented 0.38% of the Fund's Net Assets.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $5,387,430, which represented 0.76% of the Fund's Net Assets.
(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k)   Non-income producing security.
(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(m)   Non-income producing security acquired through a corporate action.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.
(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $781,564,724)*                         $   710,587,397
--------------------------------------------------------
Investments in affiliated money market
  funds (Cost $71,335,247)                    71,335,247
========================================================
     Total investments (Cost
       $852,899,971)                         781,922,644
========================================================
Foreign currencies, at value (Cost
  $14,650)                                        18,231
--------------------------------------------------------
Receivables for:
  Investments sold                               658,000
--------------------------------------------------------
  Fund shares sold                               548,109
--------------------------------------------------------
  Dividends and Interest                      15,919,363
--------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              153,822
--------------------------------------------------------
Other assets                                      88,511
========================================================
     Total assets                            799,308,680
________________________________________________________
========================================================


LIABILITIES:

Payables for:
  Investments purchased                        9,940,475
--------------------------------------------------------
  Fund shares reacquired                         931,863
--------------------------------------------------------
  Amount due custodian                         2,083,303
--------------------------------------------------------
  Dividends                                    1,307,288
--------------------------------------------------------
  Collateral upon return of securities
     loaned                                   71,335,247
--------------------------------------------------------
  Accrued fees to affiliates                     384,888
--------------------------------------------------------
  Accrued other operating expenses               176,433
--------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               297,383
--------------------------------------------------------
Unrealized depreciation on swap
  agreements                                     478,949
--------------------------------------------------------
Premiums received on swap agreements             112,000
========================================================
     Total liabilities                        87,047,829
========================================================
Net assets applicable to shares
  outstanding                            $   712,260,851
________________________________________________________
========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $ 2,153,483,672
--------------------------------------------------------
Undistributed net investment income            1,622,715
--------------------------------------------------------
Undistributed net realized gain (loss)    (1,371,392,841)
--------------------------------------------------------
Unrealized appreciation (depreciation)       (71,452,695)
========================================================
                                         $   712,260,851
________________________________________________________
========================================================



NET ASSETS:

Class A                                  $   337,141,373
________________________________________________________
========================================================
Class B                                  $    60,966,293
________________________________________________________
========================================================
Class C                                  $    33,685,032
________________________________________________________
========================================================
Investor Class                           $   107,906,131
________________________________________________________
========================================================
Institutional Class                      $   172,562,022
________________________________________________________
========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Class A                                       84,813,133
________________________________________________________
========================================================
Class B                                       15,288,034
________________________________________________________
========================================================
Class C                                        8,483,184
________________________________________________________
========================================================
Investor Class                                27,118,123
________________________________________________________
========================================================
Institutional Class                           43,433,761
________________________________________________________
========================================================
Class A:
  Net asset value per share              $          3.98
--------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $3.98 divided
       by 95.25%)                        $          4.18
________________________________________________________
========================================================
Class B:
  Net asset value and offering price
     per share                           $          3.99
________________________________________________________
========================================================
Class C:
  Net asset value and offering price
     per share                           $          3.97
________________________________________________________
========================================================
Investor Class:
  Net asset value and offering price
     per share                           $          3.98
________________________________________________________
========================================================
Institutional Class:
  Net asset value and offering price
     per share                           $          3.97
________________________________________________________
========================================================



* At July 31, 2008, securities with an aggregate value of $69,379,747 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM HIGH YIELD FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $ 67,684,512
------------------------------------------------------------------------------------------------
Dividends                                                                                412,784
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $1,700,004)                                                                       2,002,313
================================================================================================
     Total investment income                                                          70,099,609
================================================================================================


EXPENSES:

Advisory fees                                                                          4,284,620
------------------------------------------------------------------------------------------------
Administrative services fees                                                             218,693
------------------------------------------------------------------------------------------------
Custodian fees                                                                           143,450
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                908,051
------------------------------------------------------------------------------------------------
  Class B                                                                                823,893
------------------------------------------------------------------------------------------------
  Class C                                                                                363,776
------------------------------------------------------------------------------------------------
  Investor Class                                                                         247,340
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                                            1,501,417
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       8,546
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 37,473
------------------------------------------------------------------------------------------------
Other                                                                                    361,873
================================================================================================
     Total expenses                                                                    8,899,132
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (136,838)
================================================================================================
     Net expenses                                                                      8,762,294
================================================================================================
Net investment income                                                                 61,337,315
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (22,023,146)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      2,176,232
================================================================================================
                                                                                     (19,846,914)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (39,358,470)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       2,240
------------------------------------------------------------------------------------------------
  Swap agreements                                                                        443,305
================================================================================================
                                                                                     (38,912,925)
================================================================================================
Net realized and unrealized gain (loss)                                              (58,759,839)
================================================================================================
Net increase in net assets resulting from operations                                $  2,577,476
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                 2008            2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  61,337,315    $ 61,148,439
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (19,846,914)     26,429,702
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (38,912,925)    (28,591,450)
=========================================================================================================
     Net increase in net assets resulting from operations                       2,577,476      58,986,691
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (29,569,186)    (30,551,317)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (6,052,903)     (8,930,213)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (2,681,596)     (2,965,142)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                               (9,594,282)    (10,156,187)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (15,370,096)     (9,061,680)
=========================================================================================================
     Total distributions from net investment income                           (63,268,063)    (61,664,539)
=========================================================================================================
Share transactions-net:
  Class A                                                                     (13,733,667)    (25,965,330)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (37,298,348)    (65,682,851)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (2,544,113)     (4,410,337)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                               (8,852,020)    (20,040,231)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          18,631,818      86,529,362
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (43,796,330)    (29,569,387)
=========================================================================================================
     Net increase (decrease) in net assets                                   (104,486,917)    (32,247,235)
=========================================================================================================


NET ASSETS:

  Beginning of year                                                           816,747,768     848,995,003
=========================================================================================================
  End of year (including undistributed net investment income of
     $1,622,715 and $1,463,864, respectively)                               $ 712,260,851    $816,747,768
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


22        AIM HIGH YIELD FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral.

23        AIM HIGH YIELD FUND

      The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.


24        AIM HIGH YIELD FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                           0.625%
-------------------------------------------------------------------
Next $300 million                                            0.55%
-------------------------------------------------------------------
Next $500 million                                            0.50%
-------------------------------------------------------------------
Over $1 billion                                              0.45%
___________________________________________________________________
===================================================================




  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $10,352.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $12,869.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $45,351 in front-end sales commissions from the sale of Class A shares and $2,207, $79,105 and $4,858 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities purchases of $879,024.


25        AIM HIGH YIELD FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $113,617.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $5,111 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--CREDIT DEFAULT SWAP AGREEMENTS


                                      OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   NOTIONAL      UNREALIZED
                                                       BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                    REFERENCE ENTITY      PROTECTION      FIXED RATE        DATE         (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Dole Food Company,         Sell            6.15%        09/20/12      $ 1,880       $(227,326)
  Financing Inc.*             Inc.
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Tenet Healthcare           Sell            3.70%        03/20/09        2,820          30,534
  Financing Inc.*             Corp.
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Tenet Healthcare           Sell            3.75%        12/20/08        5,640          39,584
  Financing Inc.*             Corp.
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Visteon Corp.              Sell            5.00%(a)     03/20/09        2,820        (120,986)
  Financing Inc.*
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   MBIA Inc.                  Sell            6.25%        12/20/08        4,690        (224,667)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        Pulte Homes, Inc.          Sell            4.20%        12/20/08        2,790          10,787
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        Pulte Homes, Inc.          Sell            4.40%        12/20/08        2,820          13,125
=============================================================================================================================
  Total Credit Default Swap                                                                         $23,460       $(478,949)
     Agreements
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Unamortized premium at period-end of $112,000.
(*) On September 15, 2008, subsequent to the date of this report, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                      $63,268,063     $61,664,539
________________________________________________________________________________________________________
========================================================================================================





26        AIM HIGH YIELD FUND

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                         2008
--------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $     3,375,918
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments                              (73,131,871)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation -- other investments                                             3,581
--------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                            (267,160)
--------------------------------------------------------------------------------------------------
Capital loss carryover                                                              (1,351,346,311)
--------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                     (19,856,978)
--------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        2,153,483,672
==================================================================================================
Total net assets                                                                   $   712,260,851
__________________________________________________________________________________________________
==================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and bond premium amortization.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $1,316,818,243 of capital loss carryforward in the fiscal year ended July 31, 2009.

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
July 31, 2009                                                                     $  131,908,743
------------------------------------------------------------------------------------------------
July 31, 2010                                                                        558,503,488
------------------------------------------------------------------------------------------------
July 31, 2011                                                                        576,739,786
------------------------------------------------------------------------------------------------
July 31, 2012                                                                         81,594,905
------------------------------------------------------------------------------------------------
July 31, 2016                                                                          2,599,389
================================================================================================
Total capital loss carryforward                                                   $1,351,346,311
________________________________________________________________________________________________
================================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $578,347,514 and $606,129,885, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  6,015,518
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (78,668,439)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(72,652,921)
________________________________________________________________________________________________
================================================================================================



Cost of investments for tax purposes is $854,575,565.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss carryforwards and paydowns. On July 31, 2008, undistributed net investment income was increased by $2,089,599, undistributed net realized gain (loss) was increased by $295,039,303 and shares of beneficial interest decreased by $297,128,902. This reclassification had no effect on the net assets of the Fund.


27        AIM HIGH YIELD FUND

NOTE 11--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                           ---------------------------------------------------------------
                                                                      2008(a)                             2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   21,608,494     $  91,577,518      17,307,542     $  77,472,477
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    1,915,065         8,166,848       3,177,483        14,244,680
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    3,274,073        13,885,147       3,546,084        15,822,201
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             2,685,482        11,340,633       3,091,948        13,942,070
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        5,702,927        24,104,389      19,616,435        88,714,506
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    4,404,250        18,430,988       4,298,837        19,288,709
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      821,089         3,454,449       1,084,672         4,873,197
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      429,047         1,794,253         443,592         1,987,377
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             1,859,747         7,794,364       1,891,361         8,488,915
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,681,097        15,369,043       2,019,997         9,061,680
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    4,900,322        20,505,398       8,231,144        36,853,527
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (4,886,650)      (20,505,398)     (8,203,555)      (36,853,527)
==========================================================================================================================
Reacquired:(b)
  Class A                                                  (34,340,781)     (144,247,571)    (35,653,347)     (159,580,043)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (6,715,936)      (28,414,247)    (10,673,003)      (47,947,201)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (4,351,546)      (18,223,513)     (4,941,492)      (22,219,915)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (6,648,719)      (27,987,017)     (9,494,390)      (42,471,216)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (5,018,329)      (20,841,614)     (2,535,226)      (11,246,824)
==========================================================================================================================
                                                           (10,680,368)    $ (43,796,330)     (6,791,918)    $ (29,569,387)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.
       In addition, 23% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $17,059 and $39,523 which were allocated among the classes based on relative net assets of each class for the years ended July 31, 2008 and 2007, respectively.

NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


28        AIM HIGH YIELD FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                             INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS
                                   -------------------------------------
                                                 NET GAINS
                                                  (LOSSES)
                        NET ASSET              ON SECURITIES               DIVIDENDS
                          VALUE,       NET         (BOTH      TOTAL FROM   FROM NET     NET ASSET                NET ASSETS,
                        BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT   VALUE, END     TOTAL     END OF PERIOD
                        OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME    OF PERIOD(a)  RETURN(b)  (000S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08       $4.30       $0.33        $(0.31)      $ 0.02      $(0.34)       $3.98        0.42%      $337,141
Year ended 07/31/07        4.32        0.31         (0.02)        0.29       (0.31)        4.30        6.78        379,525
Year ended 07/31/06        4.50        0.29(d)      (0.17)        0.12       (0.30)        4.32        2.79        405,858
Year ended 07/31/05        4.31        0.29          0.19         0.48       (0.29)        4.50       11.54        502,770
Year ended 07/31/04        4.10        0.33(d)       0.23         0.56       (0.35)        4.31       13.92        555,042
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08        4.31        0.30         (0.31)       (0.01)      (0.31)        3.99       (0.32)        60,966
Year ended 07/31/07        4.33        0.28         (0.02)        0.26       (0.28)        4.31        5.99        104,215
Year ended 07/31/06        4.52        0.26(d)      (0.18)        0.08       (0.27)        4.33        1.80        167,831
Year ended 07/31/05        4.33        0.25          0.20         0.45       (0.26)        4.52       10.69        289,189
Year ended 07/31/04        4.12        0.30(d)       0.23         0.53       (0.32)        4.33       13.06        411,088
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08        4.30        0.30         (0.32)       (0.02)      (0.31)        3.97       (0.58)        33,685
Year ended 07/31/07        4.31        0.28         (0.01)        0.27       (0.28)        4.30        6.24         39,234
Year ended 07/31/06        4.50        0.26(d)      (0.18)        0.08       (0.27)        4.31        1.80         43,467
Year ended 07/31/05        4.31        0.25          0.20         0.45       (0.26)        4.50       10.73         59,865
Year ended 07/31/04        4.10        0.30(d)       0.23         0.53       (0.32)        4.31       13.12         75,971
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08        4.31        0.33         (0.32)        0.01       (0.34)        3.98        0.21        107,906
Year ended 07/31/07        4.32        0.31         (0.01)        0.30       (0.31)        4.31        7.06        125,803
Year ended 07/31/06        4.51        0.30(d)      (0.19)        0.11       (0.30)        4.32        2.58        145,719
Year ended 07/31/05        4.32        0.29          0.20         0.49       (0.30)        4.51       11.54        191,508
Year ended 07/31/04(f)     4.20        0.28(d)       0.13         0.41       (0.29)        4.32        9.93        225,998
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08        4.30        0.35         (0.32)        0.03       (0.36)        3.97        0.66        172,562
Year ended 07/31/07        4.31        0.34         (0.01)        0.33       (0.34)        4.30        7.55        167,971
Year ended 07/31/06        4.50        0.32(d)      (0.19)        0.13       (0.32)        4.31        3.06         86,120
Year ended 07/31/05        4.31        0.32          0.18         0.50       (0.31)        4.50       11.99         43,605
Year ended 07/31/04(f)     4.39        0.09(d)      (0.08)        0.01       (0.09)        4.31        0.16          5,309
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                            RATIO OF          RATIO OF
                            EXPENSES          EXPENSES
                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                        WITH FEE WAIVERS    FEE WAIVERS       INCOME
                         AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                            ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08           1.15%(e)          1.15%(e)       7.88%(e)       76%
Year ended 07/31/07           1.11              1.11           6.98          111
Year ended 07/31/06           1.16              1.16           6.70          102
Year ended 07/31/05           1.07              1.08           6.47           59
Year ended 07/31/04           1.05              1.06           7.68           89
------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08           1.90(e)           1.90(e)        7.13(e)        76
Year ended 07/31/07           1.86              1.86           6.23          111
Year ended 07/31/06           1.91              1.91           5.95          102
Year ended 07/31/05           1.82              1.83           5.72           59
Year ended 07/31/04           1.80              1.81           6.93           89
------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08           1.90(e)           1.90(e)        7.13(e)        76
Year ended 07/31/07           1.86              1.86           6.23          111
Year ended 07/31/06           1.91              1.91           5.95          102
Year ended 07/31/05           1.82              1.83           5.72           59
Year ended 07/31/04           1.80              1.81           6.93           89
------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08           1.11(e)           1.11(e)        7.92(e)        76
Year ended 07/31/07           1.10              1.10           6.99          111
Year ended 07/31/06           1.14              1.14           6.72          102
Year ended 07/31/05           1.03              1.04           6.51           59
Year ended 07/31/04(f)        0.96(g)           1.03(g)        7.77(g)        89
------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08           0.65(e)           0.65(e)        8.38(e)        76
Year ended 07/31/07           0.64              0.64           7.45          111
Year ended 07/31/06           0.66              0.66           7.20          102
Year ended 07/31/05           0.63              0.64           6.91           59
Year ended 07/31/04(f)        0.67(g)           0.67(g)        8.06(g)        89
____________________________________________________________________________________
====================================================================================




(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are based on average daily net assets (000's omitted) of $363,220, $82,389, $36,378, $117,499 and $177,437 for Class A, Class B, Class C,
     Investor Class and Institutional Class shares, respectively.
(f) Investor Class and Institutional Class shares commenced on September 30, 2003 and April 30, 2004, respectively.
(g)  Annualized.


29        AIM HIGH YIELD FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



30        AIM HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM High Yield Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas



31        AIM HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,000.80       $5.77       $1,019.10       $5.82        1.16%
---------------------------------------------------------------------------------------------------
        B            1,000.00         997.30        9.48        1,015.37        9.57        1.91
---------------------------------------------------------------------------------------------------
        C            1,000.00         997.10        9.48        1,015.37        9.57        1.91
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,001.00        5.62        1,019.24        5.67        1.13
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


32        AIM HIGH YIELD FUND

Supplement to Annual Report dated 7/31/08

AIM HIGH YIELD FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The total annual Fund operating expense
                                             For periods ended 7/31/08                    ratio set forth in the most recent Fund
The following information has been                                                        prospectus as of the date of this
prepared to provide Institutional Class      10 Years                             0.23%   supplement for Institutional Class shares
shareholders with a performance overview      5 Years                             7.28    was 0.64%. The expense ratios presented
specific to their holdings. Institutional     1 Year                              0.66    above may vary from the expense ratios
Class shares are offered exclusively to      ==========================================   presented in other sections of the actual
institutional investors, including defined                                                report that are based on expenses incurred
contribution plans that meet certain         ==========================================   during the period covered by the report.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08, most recent          A redemption fee of 2% will be imposed
                                             calendar quarter-end                         on certain redemptions or exchanges out of
                                                                                          the Fund within 30 days of purchase.
                                             Inception                            0.41%   Exceptions to the redemption fee are
                                              5 Years                             7.48    listed in the Fund's prospectus.
                                              1 Year                             -1.54
                                             ==========================================      Please note that past performance is
                                                                                          not indicative of future results. More
                                             Institutional Class shares' inception date   recent returns may be more or less than
                                             is April 30, 2004. Returns since that date   those shown. All returns assume
                                             are historical returns. All other returns    reinvestment of distributions at NAV.
                                             are blended returns of historical            Investment return and principal value will
                                             Institutional Class share performance and    fluctuate so your shares, when redeemed,
                                             restated Class A share performance (for      may be worth more or less than their
                                             periods prior to the inception date of       original cost. See full report for
                                             Institutional Class shares) at net asset     information on comparative benchmarks.
                                             value (NAV) and reflect the Rule 12b-1       Please consult your Fund prospectus for
                                             fees applicable to Class A shares. Class A   more information. For the most current
                                             shares' inception date is July 11,1978.      month-end performance, please call 800 451
                                                                                          4246 or visit invescoaim.com.
                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

==========================================
NASDAQ SYMBOL                        AHIYX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   HYI-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,003.30       $3.39       $1,021.48       $3.42        0.68%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
High Yield Fund (the Fund) investment        (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed
strategies and limitations of these funds.   sub-advisory agreements were considered      income trading operations. The Board
                                             separately, although the Board also          concluded that the nature, extent and
   In addition to their meetings             considered the common interests of all of    quality of the advisory services provided
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    to the Fund by Invesco Aim were
meet at designated contract renewal          Board considered all of the information      appropriate and that Invesco Aim currently
meetings each year to conduct an in-depth    provided to them and did not identify any    is providing satisfactory advisory
review of the performance, fees and          particular factor that was controlling.      services in accordance with the terms of
expenses of their assigned funds. During     Each Trustee may have evaluated the          the Fund's investment advisory agreement.
the contract                                 information provided differently             In addition, based on their ongoing
                                                                                          meetings throughout the year with the
                                                                                          Fund's portfolio manager or


                                                                                                                           continued


33   Aim High Yield Fund

managers, the Board concluded that these     vesco Aim continues to be responsive to      breakpoints in the Fund's advisory fee
individuals are competent and able to        the Board's focus on fund performance.       schedule or through advisory fee waivers
continue to carry out their                  Although the independent written             or expense limitations. The Board noted
responsibilities under the Fund's            evaluation of the Fund's Senior Officer      that the Fund's contractual advisory fee
investment advisory agreement.               only considered Fund performance through     schedule includes three break points and
                                             the most recent calendar year, the Board     that the level of the Fund's advisory
   In determining whether to continue the    also reviewed more recent Fund performance   fees, as a percentage of the Fund's net
Fund's investment advisory agreement, the    and this review did not change their         assets, has decreased as net assets
Board considered the prior relationship      conclusions.                                 increased because of the breakpoints.
between Invesco Aim and the Fund, as well                                                 Based on this information, the Board
as the Board's knowledge of Invesco Aim's       C. Advisory Fees and Fee Waivers          concluded that the Fund's advisory fees
operations, and concluded that it was                                                     appropriately reflect economies of scale
beneficial to maintain the current           The Board compared the Fund's contractual    at current asset levels. The Board also
relationship, in part, because of such       advisory fee rate to the contractual         noted that the Fund shares directly in
knowledge. The Board also considered the     advisory fee rates of funds in the Fund's    economies of scale through lower fees
steps that Invesco Aim and its affiliates    Lipper expense group that are not managed    charged by third party service providers
have taken over the last several years to    by Invesco Aim, at a common asset level      based on the combined size of all of the
improve the quality and efficiency of the    and as of the end of the past calendar       AIM Funds and affiliates.
services they provide to the AIM Funds in    year. The Board noted that the Fund's
the areas of investment performance,         contractual advisory fee rate was above         E.   Profitability and Financial
product line diversification,                the median contractual advisory fee rate             Resources of Invesco Aim
distribution, fund operations, shareholder   of funds in its expense group. The Board
services and compliance. The Board           also reviewed the methodology used by        The Board reviewed information from
concluded that the quality and efficiency    Lipper in determining contractual fee        Invesco Aim concerning the costs of the
of the services Invesco Aim and its          rates.                                       advisory and other services that Invesco
affiliates provide to the AIM Funds in                                                    Aim and its affiliates provide to the Fund
each of these areas generally have              The Board also compared the Fund's        and the profitability of Invesco Aim and
improved, and support the Board's approval   effective fee rate (the advisory fee after   its affiliates in providing these
of the continuance of the Fund's             any advisory fee waivers and before any      services. The Board also reviewed
investment advisory agreement.               expense limitations/waivers) to the          information concerning the financial
                                             advisory fee rates of other clients of       condition of Invesco Aim and its
   B. Fund Performance                       Invesco Aim and its affiliates with          affiliates. The Board also reviewed with
                                             investment strategies comparable to those    Invesco Aim the methodology used to
The Board compared the Fund's performance    of the Fund, including one mutual fund       prepare the profitability information. The
during the past one, three and five          advised by Invesco Aim. The Board noted      Board considered the overall profitability
calendar years to the performance of funds   that the Fund's rate was below the rate      of Invesco Aim, as well as the
in the Fund's performance group that are     for the other mutual fund.                   profitability of Invesco Aim in connection
not managed by Invesco Aim, and against                                                   with managing the Fund. The Board noted
the performance of all funds in the             The Board noted that Invesco Aim has      that Invesco Aim continues to operate at a
Lipper High Current Yield Funds Index.       not proposed any advisory fee waivers or     net profit, although increased expenses in
The Board also reviewed the criteria used    expense limitations for the Fund. The        recent years have reduced the
by Invesco Aim to identify the funds in      Board noted that Invesco Aim has not         profitability of Invesco Aim and its
the Fund's performance group for inclusion   proposed any advisory fee waivers or         affiliates. The Board concluded that the
in the Lipper reports. The Board noted       expense limitations for the Fund. The        Fund's fees were fair and reasonable, and
that the Fund's performance was in the       Board concluded that it was not necessary    that the level of profits realized by
fifth quintile of its performance group      at this time to discuss with Invesco Aim     Invesco Aim and its affiliates from
for the one year period, the fourth          whether to implement any such waivers or     providing services to the Fund was not
quintile for the three year period, and      expense limitations because, net of          excessive in light of the nature, quality
the second quintile for the five year        transfer agent fees above the median, most   and extent of the services provided. The
period (the first quintile being the best    classes of the Fund's total expenses were    Board considered whether Invesco Aim is
performing funds and the fifth quintile      below the median total expenses of the       financially sound and has the resources
being the worst performing funds). The       funds in the Fund's expense group that are   necessary to perform its obligations under
Board noted that the Fund's performance      not managed by Invesco Aim.                  the Fund's investment advisory agreement,
was below the performance of the Index for                                                and concluded that Invesco Aim has the
the one and three year periods, and above       After taking account of the Fund's        financial resources necessary to fulfill
the performance of the Index for the five    contractual advisory fee rate, as well as    these obligations.
year period. The Board noted that Invesco    the comparative advisory fee information
Aim acknowledges the Fund's                  discussed above, the Board concluded that       F.   Independent Written Evaluation of
underperformance because of shorter term     the Fund's advisory fees were fair and               the Fund's Senior Officer
performance results and continues to         reasonable.
monitor the Fund. The Board also                                                          The Board noted that, at their direction,
considered the steps Invesco Aim has taken      D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
over the last several years to improve the                                                independent of Invesco Aim and Invesco
quality and efficiency of the services       The Board considered the extent to which     Aim's affiliates, had prepared an
that Invesco Aim provides to the AIM         there are economies of scale in Invesco      independent written evaluation to assist
Funds. The Board concluded that In-          Aim's provision of advisory services to      the Board in determining the
                                             the Fund. The Board also considered          reasonableness of the proposed management
                                             whether the Fund benefits from such          fees of
                                             economies of scale through contractual

                                                                                                                           continued



34   AIM High Yield Fund

the AIM Funds, including the Fund.           to procedures approved by the Board. The        B. Fund Performance
The Board noted that they had relied upon    Board noted that Invesco Aim will receive
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       served as a sub-adviser to the Fund prior
written evaluation.                          payable by the Fund in an amount equal to    to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market funds
advised by Invesco Aim pursuant


35   Aim High Yield Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Interest Income*                             1.00%
     Corporate Dividends Received Deduction*                 1.00%



     * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 97.55%.


36        AIM HIGH YIELD FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM High Yield Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      96,882,277      4,756,099       4,282,011       23,355,253



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


37        AIM HIGH YIELD FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


38        AIM HIGH YIELD FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Company
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     225 Franklin Street
                          Americas                                              Boston, MA 02110-2801
                          New York, NY 10036-2714




39        AIM HIGH YIELD FUND

====================================================================================================================================
EDELIVERY

invescoaim.com/edelivery

Register FOR eDelivery - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

Why sign up?

Register for eDelivery to:                                                                How do I Sign Up?

-  save your Fund the cost of printing and postage.                                       It's easy. Just follow these simple steps:

-  reduce the amount of paper you receive.                                                1. Log in to your account.

-  gain access to your documents faster by not waiting for the mail.                      2. Click on the "Service Center" tab.

-  view your documents online anytime at your convenience.                                3. Select "Register for eDelivery" and
                                                                                             complete the consent process.
-  save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim---SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc.
Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC
are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc.,
Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc.,
Invesco Trimark Ltd., Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd.                            [INVESCO AIM LOGO]
are affiliated investment advisors that serve as the subadvisor for some of the                                    --SERVICE MARK--
products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                             invescoaim.com   HYI-AR-1   InvescoAimDistributors,Inc.

[INVESCO AIM LOGO]                 AIM INCOME FUND
 - SERVICE MARK -                  Annual Report to Shareholders o July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
16   Financial Statements
19   Notes to Financial Statements
27   Financial Highlights
29   Auditor's Report
30   Fund Expenses
31   Approval of Investment Advisory Agreement
34   Tax Information
35   Results of Proxy
36   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008, showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
                         considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.1 That's compared to a four-decade historical average of just 12 days per
        [TAYLOR          year.(1)
        PHOTO]
                         MARKET OVERVIEW
     Philip Taylor
                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
                         equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

   Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

1  Investment Advisor, August 1, 2008; 2 U.S. Department of the Treasury


2   AIM INCOME FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
        [CROCKETT        reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
         PHOTO]          short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment
     Bruce Crockett      performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008


3   AIM INCOME FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================   Investment vehicles are evaluated for
PERFORMANCE SUMMARY                                                                       liquidity and risk versus relative value.
                                                                                          Sell decisions are based on:
For the fiscal year ended July 31, 2008, Class A Shares of AIM Income Fund, excluding
sales charges, underperformed the Fund's broad market and style-specific indexes. Due     o  A conscious decision to alter the
to the ongoing credit market turmoil and slowing economic growth, bond yields decreased      Fund's macro risk exposure (for
rapidly, especially for securities with shorter maturities. During the first several         example, duration, yield curve
months of the period, the Fund was positioned to take advantage of an increase in            positioning, sector exposure).
yields. As a result, the Fund's duration positioning was a major detractor from
performance relative to its broad market and style-specific indexes. Your Fund's          o  The need to limit or reduce exposure to
long-term performance appears later in this report.                                          a particular sector or issuer.

FUND VS. INDEXES                                                                          o  Degradation of an issuer's credit
                                                                                             quality.
Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   o  Realignment of a valuation target.
which would have reduced performance.
                                                                                          o  Presentation of a better relative value
Class A Shares                                                                   -2.91%      opportunity.
Class B Shares                                                                   -3.62
Class C Shares                                                                   -3.65    MARKET CONDITIONS AND YOUR FUND
Class R Shares                                                                   -2.99
Investor Class Shares                                                            -2.89    Weakness in the housing market, higher
Lehman Brothers U.S. Aggregate Bond Index(triangle) (Broad Market Index)          6.15    energy and food prices, a widening credit
Lehman Brothers U.S. Credit Index(triangle) (Style-Specific Index)                2.85    crunch and slowing consumer spending were
Lipper BBB Rated Funds Index(triangle) (Peer Group Index)                         2.07    among the factors that contributed to
(triangle)Lipper Inc.                                                                     general economic weakness for much of the
=======================================================================================   fiscal year.

HOW WE INVEST                                                                                The U.S. Federal Reserve Board (the
                                                                                          Fed) moved aggressively throughout the
We invest primarily in fixed-rate U.S.       use this philosophy in an effort to          fiscal year to attempt to stimulate
dollar-denominated corporate bonds. We may   generate a high level of current income      economic growth and enhance liquidity. In
invest up to 40% of total assets in          consistent with concern for safety of        seven separate actions, the central bank
foreign securities. Up to 35% of the         principal.                                   lowered the federal funds target rate from
Fund's assets may be invested in lower                                                    5.25% to 2.00%.(1)
quality debt securities commonly known as       Our security selection is supported by
"junk bonds." At this time, we do not        a team of independent specialists. Team         Beginning in March 2008, the Fed
intend to invest more than 10% in "junk      members conduct top-down macroeco-nomic as   expanded its lending authority and
bonds." We may invest in derivative          well as bottom-up analysis on individual     increased liquidity to help stabilize the
instruments such as futures contracts and    securities. Recommendations are              financial markets. The central bank
swap agreements, including but not limited   communicated to portfolio managers through   extended a line of credit to JPMorgan
to credit default swaps.                     proprietary technology that allows all       Chase to buy troubled investment bank Bear
                                             investment professionals to communicate in   Stearns, and it created a new program to
   We believe dynamic and complex            a timely manner.                             provide loans directly to large investment
fixed-income markets may create                                                           banks.(1)
opportunities for investors that are best       Portfolio construction begins with a
captured by independent specialist           well-defined Fund design that establishes       While yield spreads on corporate bonds,
decision makers interconnected as a global   the target investment vehicles for           investment-grade and high yield securities
team. We                                     generating the desired "alpha" (the extra    have widened across the board since the
                                             return above a specific benchmark) as well   credit crunch started last year, the
                                             as the risk parameters for the Fund.         impact from industry to industry, and from
                                                                                          credit grade to credit grade, varied
                                                                                          widely.(2)

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        Total Net Assets Total       $418.1million   TOP 10 FIXED INCOME ISSUERS
By industry                                  Number of Holdings*                    288    1. Roadway Corp.                     2.7%
                                             ==========================================    2. First American Capital Trust I    2.1
Other Diversified Financial                                                                3. Oil Insurance Ltd.                2.1
Services                             16.3%   The Fund's holdings are subject to change,    4. Student Loan Marketing            2.0
Diversified Banks                    11.2    and there is no assurance that the Fund          Association
Property & Casualty Insurance         7.2    will continue to hold any particular          5. Citicorp Lease Pass-Through       1.9
Integrated Telecommunication                 security.                                        Trust
Services                              4.8                                                  6. Patron's Legacy 2004-I-LILACS-I   1.9
Broadcasting & Cable TV               4.6    *  Excluding money market fund holdings.      7. California Urban Development      1.8
Wireless Telecommunication                                                                    Agency
Services                              4.5                                                  8. Countrywide Financial Corp.       1.8
Regional Banks                        3.7                                                  9. Regional Diversified Funding      1.8
Investment Banking & Brokerage        3.2                                                 10. U.S. Treasury Notes               1.7
Thrifts & Mortgage Finance            3.2                                                 ==========================================
Other Industries, Each Less
Than 3% of Total Net Assets          42.2
Money Market Funds Plus Other
Assets Less Liabilities              (0.9)
==========================================


4   AIM INCOME FUND

   In response to the credit market          to the U.S. Treasury market through U.S.     1  U.S. Federal Reserve
turmoil, investors became more risk averse   Treasury futures is a more effective way
and continued to seek the stability,         to employ the Fund's cash for duration       2  Lehman Brothers Inc.
safety and liquidity of the U.S. Treasury    management purposes than buying actual
market. The result was a rally in U.S.       bonds.                                       3  U.S. Department of the Treasury
Treasury security prices with a
significant decline in yields and a             Over the period, we positioned the Fund   The views and opinions expressed in
steeper yield curve during the period.(3)    for a steepening of the yield curve. As      management's discussion of Fund
                                             long-term bond yields fell less than         performance are those of Invesco Aim
   Market volatility increased               short-term rates, the yield curve            Advisors, Inc. These views and opinions
significantly in September after the close   steepened, which benefited relative          are subject to change at any time based on
of the Fund's fiscal year. To put some       performance.(3)                              factors such as market and economic
context around the recent financial                                                       conditions. These views and opinions may
events: The markets have shown serious          The Fund maintained an overweight         not be relied upon as investment advice or
strain for more than a year, largely the     exposure to the investment-grade corporate   recommendations, or as an offer for a
result of years of lax credit practices      bond market by investing primarily in        particular security. The information is
associated with the housing boom. Mortgage   actual bonds. In addition to investing in    not a complete analysis of every aspect of
loans of questionable quality were often     actual bonds, we also used credit default    any market, country, industry, security or
bundled into hard-to-understand securities   swaps (CDS) as a way to increase our         the Fund. Statements of fact are from
and sold to various financial                exposure to the investment-grade corporate   sources considered reliable, but Invesco
institutions. The complexity and obscure     bond market. Specifically, we sold a         Aim Advisors, Inc. makes no representation
structure of these securities hid an         credit protection swap to generate           or warranty as to their completeness or
Achilles' heel of our financial system,      additional portfolio income. CDS are         accuracy. Although historical performance
creating a liquidity crisis of historic      credit derivative instruments that can be    is no guarantee of future results, these
severity. Now those securities remain on     used to increase or decrease exposure to     insights may help you understand our
the financial institutions' balance sheets   the credit-related markets. By selling a     investment management philosophy.
-- eroding capital, driving down profits     credit swap, investors generally increase
and preventing normal trading among banks    or customize their exposure to the           See important Fund and index disclosures
and other financial institutions due to      corporate credit markets. Alternatively,     later in this report.
the participating financial institutions'    buying a CDS provides investors with a
stability being in question. In September,   protection against credit-specific risks.
this situation came to a head as some of                                                                  BRENDAN GAU
these institutions began running out of         During the period, credit spreads
the capital needed to operate their          widened considerably, resulting in                 [GAU      Chartered Financial
businesses and found investors unwilling     underperformance of investment-grade              PHOTO]
to supply fresh capital.                     corporate bonds relative to U.S. Treasury                    Analyst, portfolio
                                             securities.(2) While we benefited from our   manager, is lead manager of AIM Income
   The Fund began the fiscal year with a     focus on short-term bonds, which performed   Fund. He joined Invesco Aim in 1996. Mr.
short-to-neutral duration positioning        better than long-maturity bonds, our         Gau earned a B.A. in mathematics, physics
versus its benchmark, but shifted toward a   corporate bond strategy detracted from       and economics from Rice University.
relatively neutral duration stance during    returns relative to the style-specific
the last three months of the fiscal year.    benchmark.(2)                                                PETER EHRET
Duration is a measure of a bond's
sensitivity to interest rate changes.           Our overweight position in high yield          [EHRET     Chartered Financial
Shorter duration bonds tend to be less       bonds was negative for relative                   PHOTO]
sensitive to interest rate changes.          performance. While we primarily focused on                   Analyst, senior portfolio
                                             the BB-rated segment of the high yield       manager, is manager of AIM Income Fund. He
   During the first several months of the    market, which outperformed the lower rated   joined Invesco Aim in 2001. Mr. Ehret
fiscal year, problems associated with        groups, such as B- and CCC-rated, high       graduated cum laude with a B.S. in
subprime lending and the Fed's aggressive    yield bonds were one of the worst            economics from the University of
interest rate cuts led to a decrease in      performing areas of the market.(2)           Minnesota. He also earned an M.S. in real
bond yields across the entire maturity                                                    estate appraisal and investments analysis
spectrum with a larger drop at the shorter      The Fund maintained a small position in   from the University of Wisconsin-Madison
end of the yield curve.(3) Later in the      mortgage-backed securities (MBS),
fiscal year, as investors became concerned   primarily focusing on higher coupon                          MARK GILLEY
about rising inflation, bond yields          mortgage bonds. We favored this type of
increased slightly.(2) While positioning     MBS for their attractive yields and               [GILLEY    Chartered Financial
the Fund with a short-to-neutral duration    relatively small prepayment risk by                PHOTO]
benefited performance during last few        historical standards. During this period,                    Analyst, portfolio
months of the fiscal year, our overall       the MBS market under-performed the U.S.      manager, is manager of AIM Income Fund. He
duration strategy detracted from relative    Treasury market, driven by a general         joined Invesco Aim in 1996. Mr. Gilley
performance.                                 flight-to-safety.(2) As a result, the        earned a B.B.A. in marketing from The
                                             Fund's exposure to MBS was negative for      University of Texas at Austin and an
   We mainly used five- and 10-year U.S.     relative performance.                        M.B.A. from the University of Missouri at
Treasury note futures contracts to                                                        Kansas City.
maintain a short-to-neutral stance toward       Thank you for investing in AIM Income
duration. In our view, gaining exposure      Fund and for sharing our long-term                           DARREN HUGHES
                                             investment horizon.
                                                                                               [HUGHES    Chartered Financial
                                                                                                PHOTO]
                                                                                                          Analyst, portfolio
                                                                                          manager, is manager of AIM Income Fund. He
                                                                                          joined Invesco Aim in 1992. Mr. Hughes
                                                                                          earned a B.B.A. in finance and economics
                                                                                          from Baylor University.


5   AIM INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            shown in the chart and table(s) does not     one that indicates the dollar value of an
comparable future results.                   reflect deduction of taxes a shareholder     investment, is constructed with each
                                             would pay on Fund distributions or sale of   segment representing a percent change in
   The data shown in the chart include       Fund shares.                                 the value of the investment. In this
reinvested distributions, applicable sales                                                chart, each segment represents a doubling,
charges and Fund expenses including             This chart, which is a logarithmic        or 100% change, in the value of the
management fees. Index results include       chart, presents the fluctuations in the      investment. In other words, the space
reinvested dividends, but they do not        value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
reflect sales charges. Performance of an     believe that a logarithmic chart is more     size as the space between $10,000 and
index of funds reflects fund expenses and    effective than other types of charts in      $20,000.
management fees; performance of a market     illustrating changes in value during the
index does not. Performance                  early years shown in the chart. The
                                             vertical axis, the


6   AIM INCOME FUND

                                                           AIM INCOME FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS A SHARES (OLDEST SHARE CLASS)
Fund and index data from 7/31/98

                                               Lehman
                                              Brothers
             AIM Income                         U.S.      Lipper BBB
               Fund-            Lehman        Aggregate      Rated
              Class A        Brothers U.S.      Bond        Funds
  Date        Shares       Credit Index(1)    Index(1)     Index(1)
 7/31/98   $        9525   $         10000   $    10000   $    10000
    8/98            9333             10047        10163         9927
    9/98            9495             10372        10401        10132
   10/98            9289             10212        10346        10007
   11/98            9588             10405        10404        10192
   12/98            9576             10435        10436        10217
    1/99            9731             10538        10510        10306
    2/99            9485             10288        10327        10083
    3/99            9560             10361        10384        10196
    4/99            9637             10391        10417        10269
    5/99            9434             10252        10326        10130
    6/99            9370             10199        10293        10077
    7/99            9342             10142        10249        10026
    8/99            9278             10118        10244         9989
    9/99            9309             10227        10363        10075
   10/99            9232             10274        10401        10095
   11/99            9263             10285        10400        10119
   12/99            9295             10231        10350        10103
    1/00            9253             10195        10316        10073
    2/00            9360             10289        10441        10197
    3/00            9330             10377        10578        10291
    4/00            9100             10286        10548        10166
    5/00            8907             10248        10543        10089
    6/00            9142             10505        10763        10344
    7/00            9137             10632        10860        10388
    8/00            9221             10771        11018        10578
    9/00            9202             10827        11087        10608
   10/00            9081             10838        11160        10574
   11/00            9036             10978        11343        10672
   12/00            9189             11191        11553        10895
    1/01            9447             11498        11742        11159
    2/01            9520             11598        11844        11269
    3/01            9406             11670        11904        11262
    4/01            9276             11628        11854        11200
    5/01            9346             11734        11926        11301
    6/01            9320             11794        11971        11315
    7/01            9540             12102        12239        11571
    8/01            9637             12264        12379        11710
    9/01            9470             12246        12523        11610
   10/01            9708             12550        12785        11856
   11/01            9635             12441        12609        11779
   12/01            9517             12355        12529        11707
    1/02            9569             12460        12630        11771
    2/02            9506             12554        12753        11828
    3/02            9399             12322        12540        11673
    4/02            9509             12494        12784        11851
    5/02            9532             12659        12892        11945
    6/02            9424             12680        13004        11889
    7/02            9154             12673        13161        11829
    8/02            9353             13002        13383        12068
    9/02            9463             13248        13600        12177
   10/02            9305             13095        13538        12090
   11/02            9473             13265        13534        12264
   12/02            9732             13656        13814        12550
====================================================================================================================================

1   LipperInc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]
    1/03            9810             13700        13825        12633
    2/03            9978             13974        14017        12846
    3/03           10009             13984        14006        12868
    4/03           10240             14243        14121        13127
    5/03           10581             14692        14385        13471
    6/03           10597             14656        14356        13488
    7/03           10193             14031        13874        13029
    8/03           10272             14141        13966        13132
    9/03           10603             14635        14335        13536
   10/03           10539             14479        14202        13482
   11/03           10602             14546        14236        13575
   12/03           10747             14708        14381        13773
    1/04           10870             14856        14496        13898
    2/04           10956             15043        14653        14021
    3/04           11037             15189        14763        14117
    4/04           10758             14710        14379        13758
    5/04           10723             14607        14321        13653
    6/04           10755             14668        14402        13734
    7/04           10869             14849        14545        13877
    8/04           11091             15200        14822        14159
    9/04           11148             15285        14863        14247
   10/04           11247             15433        14987        14388
   11/04           11190             15278        14868        14340
   12/04           11290             15478        15004        14503
    1/05           11377             15600        15099        14580
    2/05           11344             15509        15010        14557
    3/05           11242             15315        14932        14393
    4/05           11383             15521        15135        14511
    5/05           11531             15738        15298        14662
    6/05           11628             15863        15382        14786
    7/05           11549             15704        15242        14717
    8/05           11700             15943        15437        14900
    9/05           11563             15704        15278        14751
   10/05           11444             15533        15157        14624
   11/05           11503             15627        15224        14684
   12/05           11617             15781        15369        14828
    1/06           11623             15749        15370        14882
    2/06           11684             15819        15421        14950
    3/06           11543             15596        15270        14787
    4/06           11475             15539        15242        14777
    5/06           11481             15512        15226        14741
    6/06           11506             15536        15258        14743
    7/06           11663             15764        15464        14948
    8/06           11839             16056        15701        15220
    9/06           11977             16236        15839        15371
   10/06           12046             16365        15944        15504
   11/06           12175             16596        16129        15719
   12/06           12080             16453        16035        15610
    1/07           12060             16450        16028        15632
    2/07           12333             16782        16276        15934
    3/07           12314             16701        16276        15876
    4/07           12398             16822        16364        16019
    5/07           12289             16657        16240        15918
    6/07           12230             16579        16192        15820
    7/07           12210             16635        16327        15799
    8/07           12249             16789        16527        15980
    9/07           12264             16923        16652        16161
   10/07           12356             17121        16802        16336
   11/07           12291             17267        17104        16459
   12/07           12245             17293        17152        16432
    1/08           12186             17503        17440        16618
    2/08           11901             17536        17464        16568
    3/08           11800             17368        17524        16435
    4/08           12038             17467        17487        16566
    5/08           11975             17302        17359        16416
    6/08           11896             17211        17345        16286
    7/08           11864             17109        17331        16126
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
                                             CLASS A SHARES
Inception (5/3/68)                   6.46%
10 Years                             1.72    Inception (5/3/68)                   6.48%
 5 Years                             2.09    10 Years                             1.75
 1 Year                             -7.45     5 Years                             1.35
                                              1 Year                             -7.41
CLASS B SHARES
                                             CLASS B SHARES
Inception (9/7/93)                   3.40%
10 Years                             1.62    Inception (9/7/93)                   3.45%
 5 Years                             2.00    10 Years                             1.64
 1 Year                             -8.17     5 Years                             1.27
                                              1 Year                             -8.03
CLASS C SHARES
                                             CLASS C SHARES
Inception (8/4/97)                   2.12%
10 Years                             1.45    Inception (8/4/97)                   2.18%
 5 Years                             2.28    10 Years                             1.48
 1 Year                             -4.56     5 Years                             1.58
                                              1 Year                             -4.40
CLASS R SHARES
                                             CLASS R SHARES
10 Years                             1.96%
 5 Years                             2.81    10 Years                             1.97%
 1 Year                             -2.99     5 Years                             2.07
                                              1 Year                             -3.01
INVESTOR CLASS SHARES
                                             INVESTOR CLASS SHARES
10 Years                             2.24%
 5 Years                             3.11    10 Years                             2.26%
 1Year                              -2.89     5 Years                             2.37
==========================================    1 Year                             -2.73
                                             ==========================================

CLASS R SHARES' INCEPTION DATE IS JUNE          THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
3, 2002. RETURNS SINCE THAT DATE ARE         PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 4.75% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE
BLENDED RETURNS OF HISTORICAL CLASS R        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A       VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CDSC ON CLASS B SHARES DECLINES FROM 5 %
THE INCEPTION DATE OF CLASS R SHARES) AT     REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEGINNING AT THE TIME OF PURCHASE TO 0 %
NET ASSET VALUE, ADJUSTED TO REFLECT THE     IN NET ASSET VALUE AND THE EFFECT OF THE     AT THE BEGINNING OF THE SEVENTH YEAR. THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS C SHARES IS 1 % FOR THE
R SHARES. CLASS A SHARES' INCEPTION DATE     STATED. INVESTMENT RETURN AND PRINCIPAL      FIRST YEAR AFTER PURCHASE. CLASS R SHARES
IS MAY 3, 1968.                              VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    DO NOT HAVE A FRONT-END SALES CHARGE;
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.         RETURNS SHOWN ARE AT NET ASSET VALUE AND
   INVESTOR CLASS SHARES' INCEPTION DATE                                                  DO NOT REFLECT A 0.75 % CDSC THAT MAY BE
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT       THE TOTAL ANNUAL FUND OPERATING EXPENSE   IMPOSED ON A TOTAL REDEMPTION OF
DATE ARE HISTORICAL RETURNS. ALL OTHER       RATIO SET FORTH IN THE MOST RECENT FUND      RETIREMENT PLAN ASSETS WITHIN THE FIRST
RETURNS ARE BLENDED RETURNS OF HISTORICAL    PROSPECTUS AS OF THE DATE OF THIS REPORT     YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
INVESTOR CLASS SHARE PERFORMANCE AND         FOR CLASS A, CLASS B, CLASS C, CLASS R AND   FRONT-END SALES CHARGE OR A CDSC;
RESTATED CLASS A SHARE PERFORMANCE (FOR      INVESTOR CLASS SHARES WAS 1.06 %, 1.81%,     THEREFORE, PERFORMANCE IS AT NET ASSET
PERIODS PRIOR TO THE INCEPTION DATE OF       1.81%, 1.31% AND 1.06%, RESPECTIVELY. THE    VALUE.
INVESTOR CLASS SHARES) AT NET ASSET VALUE,   EXPENSE RATIOS PRESENTED ABOVE MAY VARY
WHICH RESTATED PERFORMANCE WILL REFLECT      FROM THE EXPENSE RATIOS PRESENTED IN OTHER      THE PERFORMANCE OF THE FUND'S SHARE
THE HIGHER RULE 12B-1 FEES APPLICABLE TO     SECTIONS OF THIS REPORT THAT ARE BASED ON    CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES FOR THE PERIOD USING          EXPENSES INCURRED DURING THE PERIOD          DIFFERENT SALES CHARGE STRUCTURES AND
BLENDED RETURNS. CLASS A SHARES' INCEPTION   COVERED BY THIS REPORT.                      CLASS EXPENSES.
DATE IS MAY 3, 1968.


7   AIM INCOME FUND

AIM INCOME FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          o  Leveraging entails risks such as          o  The LIPPER BBB RATED FUNDS INDEX is an
                                                magnify ing changes in the value of the      equally weighted representation of the
o  Effective September 30, 2003, only           portfolio's securities.                      largest funds in the Lipper BBB Rated
   previously established qualified plans                                                    Funds category. The funds invest at
   are eligible to purchase Class B shares   o  There is no guarantee that the               least 65% of assets in corporate and
   of any AIM fund.                             investment techniques and risk analyses      government debt issues rated in the top
                                                used by the Fund's portfolio managers        four grades.
o  Class R shares are available only to         will produce the desired results.
   certain retirement plans. Please see                                                   o  The Fund is not managed to track the
   the prospectus for more information.      o  The prices of securities held by the         performance of any particular index,
                                                Fund may decline in response to market       including the indexes defined here, and
o  All Investor Class shares are closed to      risks.                                       consequently, the performance of the
   new investors. Contact your financial                                                     Fund may deviate significantly from the
   advisor about purchasing our other        o  Reinvestment risk is the risk that a         performance of the indexes.
   share classes.                               bond's cash flows will be reinvested at
                                                an interest rate below that on the        o  A direct investment cannot be made in
PRINCIPAL RISKS OF INVESTING IN THE FUND        original bond.                               an index. Unless otherwise indicated,
                                                                                             index results include reinvested
o  Credit risk is the risk of loss on an     o  The Fund may invest in obligations is        dividends, and they do not reflect
   investment due to the deterioration of       sued by agencies and instrumentalities       sales charges. Perform ance of an index
   an issuer's financial health. Such a         of the U.S. government that may vary in      of funds reflects fund expenses;
   deteriora tion of financial health may       the level of support they receive from       performance of a market index does not.
   result in a re duction of the credit         the U.S. government. The U.S. govern
   rating of the issuer's securities and        ment may choose not to provide            OTHER INFORMATION
   may lead to the issuer's inability to        financial support to U.S.
   honor its contractual obligations,           government-sponsored agencies or          o  The Chartered Financial Analyst-
   including making timely payment of           instrumentalities if it is not legally       registered trademark- (CFA--registered
   interest and principal.                      obligated to do so. In this case, if         trademark--) designation is a globally
                                                the issuer defaulted, the fund holding       recognized standard for measuring the
o  The Fund may use enhanced invest ment        securities of such issuer might not be       competence and integrity of investment
   techniques such as derivatives. The          able to recover its investment from the      professionals.
   principal risk of derivatives is that        U.S. government.
   the fluctuations in their value may not                                                o  The returns shown in the management's
   cor relate perfectly with the overall     o  The Fund may invest in lower quality         discussion of Fund performance are
   securities markets. Derivatives are          debt securities, commonly known as           based on net asset values calculated
   subject to coun terparty risk--the risk      "junk bonds." Compared to higher             for shareholder transactions. Generally
   that the other party will not complete       quality debt securities, junk bonds          accepted accounting principles require
   the transaction with the Fund.               involve greater risk of default or           adjustments to be made to the net
                                                price changes due to changes in credit       assets of the Fund at period end for
o  Investing in developing countries can        quality of the issuer because they are       financial reporting purposes, and as
   add additional risk, such as high rates      generally unsecured and may be sub           such, the net asset values for
   of inflation or sharply devalued             ordinated to other creditors' claims.        shareholder transactions and the
   currencies against the U.S. dollar.          Credit ratings on junk bonds do not          returns based on those net asset values
   Transaction costs are often higher, and      necessarily reflect their actual market      may differ from the net asset val ues
   there may be delays in settlement            risk.                                        and returns reported in the Financial
   procedures.                                                                               Highlights.
                                             ABOUT INDEXES USED IN THIS REPORT
o  Foreign securities have additional                                                     o  Industry classifications used in this
   risks, including exchange rate changes,   o  The LEHMAN BROTHERS U.S. AGGREGATE BOND      report are generally according to the
   politi cal and economic upheaval, the        INDEX covers U.S. investment- grade          Global Industry Classification
   relative lack of information,                fixed-rate bonds with components for         Standard, which was developed by and is
   relatively low market liquidity, and         government and corporate securities,         the exclusive property and a service
   the potential lack of strict financial       mortgage pass-throughs, and asset-           mark of Morgan Stanley Capital
   and accounting controls and standards.       backed securities.                           International Inc. and Standard &
                                                                                             Poor's.
o  Interest rate risk refers to the risk     o  The LEHMAN BROTHERS U.S. CREDIT IN DEX
   that bond prices generally fall as           is an unmanaged index that consists of
   interest rates rise; conversely, bond        publicly issued, SEC-registered U.S.
   prices generally rise as interest rates      corporate and specified foreign deben
   fall.                                        tures and secured notes that meet the
                                                specified maturity, liquidity, and
                                                quality requirements.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AMIFX
=======================================================================================   Class B Shares                       ABIFX
                                                                                          Class C Shares                       ACIFX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class R Shares                       AMIRX
                                                                                          Investor Class Shares                AIIVX


8   AIM Income Fund

SCHEDULE OF INVESTMENTS(a)

July 31, 2008




                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------

BONDS & NOTES-78.33%

AEROSPACE & DEFENSE-0.79%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired 02/09/05-10/27/05;
  Cost $3,479,060)(b)(c)(d)(e)                       $  3,167,991    $  3,318,788
=================================================================================


AIRLINES-0.49%

Southwest Airlines Co., Sr. Unsec. Bonds,
  7.38%, 03/01/27(f)                                    2,310,000       2,026,193
=================================================================================


ALTERNATIVE CARRIERS-0.15%

Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes,
  9.25%, 11/01/14(f)                                      690,000         633,075
=================================================================================


ALUMINUM-0.46%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(f)                             2,045,000       1,906,962
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.27%

Bank of New York Institutional Capital
  Trust-Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26(c)(f)                     5,225,000       5,328,141
=================================================================================


BROADCASTING & CABLE TV-4.48%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(f)                                    5,430,000       6,556,508
---------------------------------------------------------------------------------
Comcast Corp.,
  Unsec. Gtd. Unsub. Global Bonds, 6.40%,
  05/15/38(f)                                             970,000         885,891
---------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes,
  5.70%, 05/15/18(f)                                    1,450,000       1,378,834
---------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(f)                                   5,660,000       6,557,902
---------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.88%,
  09/15/10(c)(f)                                        1,495,000       1,580,021
---------------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11(f)                                      645,000         643,388
---------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12(f)                                   1,000,000       1,129,450
=================================================================================
                                                                       18,731,994
=================================================================================


COMPUTER & ELECTRONICS RETAIL-0.50%

Best Buy Co., Inc., Sr. Unsec. Unsub. Notes,
  6.75%, 07/15/13(c)(f)                                 2,070,000       2,096,496
=================================================================================


CONSUMER FINANCE-2.82%

American Express Credit Corp.,
  Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.86%, 05/27/10(f)(g)                                   930,000         930,465
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes, 5.88%, 05/02/13(f)      1,310,000       1,288,555
---------------------------------------------------------------------------------
Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(f)                                    3,130,000       2,327,218
---------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  8.00%, 12/15/16(f)                                    2,770,000       1,923,571
---------------------------------------------------------------------------------
HSBC America Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  7.81%, 12/15/26(c)(f)                                 1,000,000         993,290
---------------------------------------------------------------------------------
SLM Corp., Sr. Unsec. Floating Rate
  Medium-Term Notes,
  2.88%, 03/16/09(c)(f)(g)                              4,500,000       4,308,655
=================================================================================
                                                                       11,771,754
=================================================================================


DEPARTMENT STORES-0.36%

Macys Retail Holdings Inc., Gtd. Notes, 7.88%,
  07/15/15(f)                                           1,500,000       1,518,495
=================================================================================


DISTILLERS & VINTNERS-0.11%

Constellation Brands Inc., Sr. Unsec. Gtd. Global
  Notes,
  7.25%, 05/15/17(f)                                      460,000         447,350
=================================================================================


DIVERSIFIED BANKS-11.20%

Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes,
  9.03%, 03/15/29(c)(f)                                 4,465,000       4,673,515
---------------------------------------------------------------------------------
BankAmerica Institutional-Series A, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 8.07%,
  12/31/26(c)(f)                                        2,380,000       2,435,097
---------------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes,
  5.92%(f)(h)                                           3,130,000       2,370,099
---------------------------------------------------------------------------------
Centura Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(c)(f)                                 4,840,000       4,847,889
---------------------------------------------------------------------------------
First Empire Capital Trust I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  8.23%, 02/01/27(f)                                    3,790,000       3,282,292
---------------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities,
  7.94%, 01/15/27(f)                                    5,300,000       4,988,784
---------------------------------------------------------------------------------
First Union Institutional Capital I, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 8.04%,
  12/01/26(f)                                           4,785,000       4,550,200
---------------------------------------------------------------------------------
HSBC America Capital Trust II,
  Gtd. Trust Pfd. Capital Securities,
  8.38%, 05/15/27(c)(f)                                 3,500,000       3,600,975
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Lloyds TSB Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.50%(f)(g)(h)                                     $  2,300,000    $  1,485,158
---------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier
  Euro Bonds,
  8.38%(f)(h)                                           1,070,000       1,075,051
---------------------------------------------------------------------------------
National Bank of Canada (Canada), Unsec. Sub.
  Floating Rate Euro Deb.,
  5.56%, 08/29/87(e)(g)                                 2,700,000       1,741,500
---------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating Rate
  Euro Notes, 3.25%(f)(g)(h)                            3,270,000       2,141,850
---------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes, 6.50%,
  08/11/08(f)                                           1,350,000       1,349,935
---------------------------------------------------------------------------------
RBS Capital Trust III, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Global Notes,
  5.51%(f)(h)                                           1,350,000       1,101,263
---------------------------------------------------------------------------------
Sovereign Bancorp Inc., Sr. Unsec. Floating Rate
  Global Notes,
  2.96%, 03/01/09(f)(g)                                 1,410,000       1,352,091
---------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(f)                                    2,693,301       2,773,616
---------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  7.97%, 06/01/27(c)(f)                                 3,225,000       3,042,530
=================================================================================
                                                                       46,811,845
=================================================================================


DIVERSIFIED CAPITAL MARKETS-0.26%

UBS AG (Switzerland), Sr. Unsec. Medium-Term
  Notes,
  5.75%, 04/25/18(f)                                    1,180,000       1,104,716
=================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.07%

Erac USA Finance Co., Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(c)(f)                                 5,000,000       3,826,400
---------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global Notes,
  8.25%, 07/15/13(f)                                      625,000         639,062
=================================================================================
                                                                        4,465,462
=================================================================================


DIVERSIFIED METALS & MINING-0.13%

Reynolds Metals Co., Sr. Unsec. Unsub.
  Medium-Term Notes,
  7.00%, 05/15/09(f)                                      550,000         562,249
=================================================================================


ELECTRIC UTILITIES-0.87%

Edison Mission Energy, Sr. Unsec. Global Notes,
  7.00%, 05/15/17(f)                                      920,000         874,000
---------------------------------------------------------------------------------
Entergy Gulf States Inc., Sec. Floating Rate First
  Mortgage Bonds,
  3.43%, 12/08/08(c)(f)(g)                                 92,000          91,784
---------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(c)(f)                                 1,404,620       1,334,389
---------------------------------------------------------------------------------
Westar Energy, Inc., Sr. Sec. First Mortgage
  Notes, 7.13%, 08/01/09(b)(f)                          1,292,000       1,327,982
=================================================================================
                                                                        3,628,155
=================================================================================


GENERAL MERCHANDISE STORES-0.06%

Pantry, Inc. (The), Sr. Gtd. Sub. Global Notes,
  7.75%, 02/15/14(f)                                      315,000         249,638
=================================================================================


HEALTH CARE SERVICES-0.52%

Orlando Lutheran Towers Inc.,
  Bonds,
  7.75%, 07/01/11(f)                                      825,000         823,911
---------------------------------------------------------------------------------
  8.00%, 07/01/17(e)                                    1,400,000       1,368,500
=================================================================================
                                                                        2,192,411
=================================================================================


HOMEBUILDING-1.14%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09(f)                                    2,725,000       2,731,812
---------------------------------------------------------------------------------
  7.88%, 08/15/11(f)                                    2,200,000       2,024,000
=================================================================================
                                                                        4,755,812
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-4.80%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.40%,
  05/15/38(f)                                           1,680,000       1,609,894
---------------------------------------------------------------------------------
Embarq Corp., Sr. Unsec. Unsub. Notes, 7.08%,
  06/01/16(f)                                           1,850,000       1,737,131
---------------------------------------------------------------------------------
Pacific Bell Telephone Co., Sr. Unsec. Gtd. Bonds,
  7.38%, 07/15/43(f)                                    4,620,000       4,706,810
---------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec. Gtd.
  Unsub. Deb.,
  7.20%, 10/15/26(f)                                    2,460,000       2,444,846
---------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec. Deb.,
  6.13%, 01/15/13(f)                                      850,000         864,374
---------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec. Bonds, 7.00%,
  12/01/33(f)                                           2,380,000       2,307,029
---------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
  Sr. Unsec. Global Bonds,
  4.63%, 03/15/13(f)                                    6,645,000       6,413,754
=================================================================================
                                                                       20,083,838
=================================================================================


INTERNET RETAIL-1.12%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(f)                             4,940,000       4,668,300
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-3.16%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 3.19%, 07/19/10(f)(g)                       $  3,160,000    $  3,130,865
---------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(f)                                      670,000         647,247
---------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(f)                                    1,710,000       1,531,134
---------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec. Notes, 6.45%,
  06/08/27(f)                                           5,040,000       3,913,913
---------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Series I,
  Sr. Floating Rate Medium-Term Notes, 2.51%,
  11/24/08(f)(g)(i)                                       650,000         642,752
---------------------------------------------------------------------------------
Merrill Lynch & Co Inc., Sr. Unsec.
  Medium-Term Notes,
  6.88%, 04/25/18(f)                                    1,970,000       1,861,335
---------------------------------------------------------------------------------
Morgan Stanley, Series F, Sr. Unsec.
  Medium-Term Global Notes,
  5.95%, 12/28/17(f)                                    1,680,000       1,486,094
=================================================================================
                                                                       13,213,340
=================================================================================


LIFE & HEALTH INSURANCE-1.56%

Americo Life Inc., Notes,
  7.88%, 05/01/13(c)(f)                                 1,330,000       1,356,826
---------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec. Sub.
  Global Notes,
  8.88%, 06/15/38(f)                                    1,690,000       1,641,953
---------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr. Sec. Bonds,
  (INS-Financial Security Assurance Inc.) 7.25%,
  12/18/23(b)(c)(f)                                     3,310,000       3,540,873
=================================================================================
                                                                        6,539,652
=================================================================================


MOVIES & ENTERTAINMENT-1.89%

News America Holdings Inc., Sr. Unsec. Gtd. Deb.,
  7.75%, 12/01/45(f)                                    4,620,000       4,777,450
---------------------------------------------------------------------------------
Time Warner Cable, Inc., Sr. Unsec. Gtd.
  Global Notes,
  6.75%, 07/01/18(f)                                      670,000         678,013
---------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Deb., 6.50%,
  11/15/36(f)                                           2,760,000       2,428,579
=================================================================================
                                                                        7,884,042
=================================================================================


MULTI-LINE INSURANCE-0.45%

American International Group, Inc., Jr. Sub. Deb.,
  8.18%, 05/15/58(c)(f)                                 1,000,000         908,570
---------------------------------------------------------------------------------
Liberty Mutual Group, Jr. Gtd. Sub. Notes, 10.75%,
  06/15/58(c)(f)                                        1,020,000         962,758
=================================================================================
                                                                        1,871,328
=================================================================================


MULTI-SECTOR HOLDINGS-0.95%

Capmark Financial Group, Inc., Sr. Unsec. Gtd.
  Floating Rate Global Notes,
  3.37%, 05/10/10(f)(g)                                 5,630,000       3,971,965
=================================================================================


MULTI-UTILITIES-1.19%

Dominion Resources Capital Trust I, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 7.83%,
  12/01/27(f)                                           4,920,000       4,969,840
=================================================================================


OFFICE ELECTRONICS-0.28%

Xerox Corp., Sr. Unsec. Notes,
  5.65%, 05/15/13(f)                                    1,170,000       1,163,120
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-8.80%

Allstate Life Global Funding Trusts, Medium-Term
  Global Notes,
  5.38%, 04/30/13(f)                                    1,700,000       1,704,454
---------------------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.00%,
  12/15/26(f)                                           1,525,000       1,535,538
---------------------------------------------------------------------------------
BankAmerica Capital III, Jr. Unsec. Gtd. Sub.
  Floating Rate Trust Pfd. Capital Securities,
  3.36%, 01/15/27(f)(g)                                 4,860,000       3,529,609
---------------------------------------------------------------------------------
Citigroup Inc., Series E, Jr. Sub. Notes,
  8.40%(f)(h)                                           1,675,000       1,461,236
---------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
  4.75%, 05/01/13(f)                                    1,465,000       1,417,285
---------------------------------------------------------------------------------
  Series 1, Jr. Unsec. Sub. Notes,
  7.90%(f)(h)                                           1,740,000       1,620,271
---------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17(f)                                           2,575,000       2,227,813
---------------------------------------------------------------------------------
Liberty Financial Cos. Inc., Unsec. Notes, 6.75%,
  11/15/08(f)                                             260,000         263,068
---------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes, 4.69%,
  11/14/08(c)(f)                                        4,350,000       4,364,268
---------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.83%, 12/15/26(f)                                      750,000         709,290
---------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.25%, 04/15/27(f)                                    4,400,000       4,367,924
---------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds, 9.69%, 08/15/09(f)       1,943,750       1,980,215
---------------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes, 9.25%,
  03/15/30(c)(f)                                        4,921,111       5,489,204
---------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A-1a, Sr. Sec. Floating Rate
  Notes, 3.13%, 01/25/36 (Acquired 3/21/05; Cost
  $2,535,790)(c)(e)(f)(g)                               2,535,790       1,921,178
---------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass
  Through Ctfs.,
  3.46% (Acquired 12/07/04-4/03/06; Cost
  $1,644,980)(c)(e)(f)(g)(h)                            1,640,000         166,050
---------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda), Floating
  Rate Pass Through Ctfs.,
  3.66% (Acquired 11/10/06;
  Cost $2,593,056)(c)(e)(f)(g)(h)                       2,590,000         106,837
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

UFJ Finance Aruba AEC (Japan), Unsec. Gtd. Sub.
  Euro Bonds,
  8.75%(f)(h)                                        $  3,000,000    $  3,003,300
---------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd. Notes, 5.88%,
  07/15/17(c)(f)                                          958,752         918,359
=================================================================================
                                                                       36,785,899
=================================================================================


PACKAGED FOODS & MEATS-0.79%

Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.13%, 08/23/18(f)                                    1,700,000       1,659,982
---------------------------------------------------------------------------------
  6.88%, 01/26/39(f)                                    1,700,000       1,644,801
=================================================================================
                                                                        3,304,783
=================================================================================


PAPER PRODUCTS-0.71%

Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(f)                               185,000         177,138
---------------------------------------------------------------------------------
International Paper Co., Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12(f)                                      920,000         851,662
---------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec. Global
  Notes, 9.25%, 02/15/13(f)                             2,160,000       1,954,800
=================================================================================
                                                                        2,983,600
=================================================================================


PROPERTY & CASUALTY INSURANCE-7.24%

Chubb Corp. (The),
  Sr. Notes,
  5.75%, 05/15/18(f)                                      670,000         646,101
---------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38(f)                                      670,000         638,269
---------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust Pfd.
  Capital Securities,
  8.50%, 04/15/12(f)                                    9,160,000       8,898,848
---------------------------------------------------------------------------------
North Front Pass-Through Trust, Sec.
  Pass Through Ctfs.,
  5.81%, 12/15/24(c)(f)                                 4,300,000       3,999,473
---------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds,
  8.00%, 09/15/34(c)(f)                                 3,805,000       3,317,085
---------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
  7.56%,(c)(f)(h)                                      10,000,000       8,753,200
---------------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia),
  Unsec. Gtd. Sub. Bonds,
  6.80%(c)(f)(h)                                        4,980,000       4,018,711
=================================================================================
                                                                       30,271,687
=================================================================================


REGIONAL BANKS-3.72%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes,
  4.23%, 03/01/34(f)(g)                                 6,550,000       6,107,548
---------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd. Sub. Floating
  Rate Trust Pfd. Capital Securities,
  3.25%, 06/01/28(f)(g)                                 1,160,000         969,806
---------------------------------------------------------------------------------
Popular North America Inc. Series E, Sr. Unsec.
  Gtd. Unsub. Medium-Term Notes,
  3.88%, 10/01/08(f)                                      173,000         173,177
---------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes, 6.05%,
  06/01/17(f)                                           5,880,000       5,077,145
---------------------------------------------------------------------------------
TCF National Bank, Sub. Notes,
  5.00%, 06/15/14(f)                                    2,120,000       2,084,511
---------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes,
  6.11%(c)(f)(h)                                        1,595,000       1,150,888
=================================================================================
                                                                       15,563,075
=================================================================================


REINSURANCE-0.27%

Stingray Pass-Through Trust, Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 1/07/05-7/19/07; Cost
  $6,251,480)(c)(e)(f)                                  6,400,000       1,120,000
=================================================================================


RETAIL REIT'S-0.03%

Simon Property Group LP, Sr. Unsec. Global Notes,
  5.38%, 08/28/08(f)                                      123,000         123,068
=================================================================================


SEMICONDUCTORS-0.24%

Viasystems Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 01/15/11(f)                            1,020,000       1,009,800
=================================================================================


SPECIALIZED FINANCE-0.24%

CIT Group Inc., Sr. Unsec. Unsub.
  Medium-Term Notes,
  4.75%, 08/15/08(f)                                    1,000,000         995,020
=================================================================================


SPECIALIZED REIT'S-1.23%

HCP, Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.23%, 09/15/08(f)(g)                                 1,835,000       1,831,469
---------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes, 6.70%, 01/30/18(f)      1,710,000       1,507,639
---------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec. Notes, 5.88%,
  05/15/15(f)                                           1,990,000       1,810,502
=================================================================================
                                                                        5,149,610
=================================================================================


SPECIALTY CHEMICALS-0.70%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(f)                                    1,525,000       1,505,480
---------------------------------------------------------------------------------
  6.05%, 05/01/17(f)                                    1,520,000       1,432,220
=================================================================================
                                                                        2,937,700
=================================================================================


STEEL-0.59%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17(f)                                    1,850,000       1,732,026
---------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Bonds,
  6.65%, 06/01/37(f)                                      920,000         753,176
=================================================================================
                                                                        2,485,202
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-3.18%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12(f)                                 $  2,050,000    $  1,896,250
---------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Conv. Putable Floating
  Rate Global Notes,
  0.43%, 05/15/09(f)(g)                                 3,355,000       3,146,353
---------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes,
  2.80%, 09/02/08(g)                                    2,480,000       2,435,461
---------------------------------------------------------------------------------
Washington Mutual, Inc.,
  Sr. Unsec. Floating Rate Global Notes, 2.74%,
  08/25/08(f)(g)                                        5,000,000       4,911,250
---------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  4.50%, 08/25/08(f)                                      910,000         903,211
=================================================================================
                                                                       13,292,525
=================================================================================


TOBACCO-0.55%

Philip Morris International Inc., Sr. Unsec.
  Unsub. Global Notes,
  5.65%, 05/16/18(f)                                    2,350,000       2,280,886
=================================================================================


TRADING COMPANIES & DISTRIBUTORS-1.34%

United Rentals North America Inc., Sr. Unsec. Gtd.
  Global Notes,
  6.50%, 02/15/12(f)                                      920,000         832,600
---------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd. (United
  Kingdom), Sr. Unsec. Unsub. Notes, 7.38%,
  12/15/28(c)(f)                                        4,225,000       4,756,378
=================================================================================
                                                                        5,588,978
=================================================================================


TRUCKING-2.72%

Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
  12/01/08(f)                                          11,415,000      11,368,541
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.90%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(f)                             6,525,000       6,442,524
---------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes,
  8.88%, 01/15/15(c)(f)                                   500,000         467,500
---------------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr. Unsec.
  Gtd. Notes,
  7.38%, 08/01/15(f)                                    8,820,000       6,857,727
---------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds, 9.25%,
  04/15/22(f)                                           2,710,000       2,531,736
=================================================================================
                                                                       16,299,487
=================================================================================
     Total Bonds & Notes (Cost $367,288,971)                          327,474,822
=================================================================================



                                                        SHARES           VALUE
---------------------------------------------------------------------------------

PREFERRED STOCKS-6.31%

OFFICE SERVICES & SUPPLIES-2.43%

Pitney Bowes International Holdings Inc.,-Series
  D, 4.85% Pfd.(f)(g)                                         105    $ 10,164,610
=================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.03%

Auction Pass Through Trust-Series 2007-T2, Class
  A,
  7.78% Pfd. (Acquired 10/16/07-12/14/07; Cost
  $12,745,556)(c)(e)(g)                                       169      12,675,085
=================================================================================


SPECIALIZED FINANCE-0.22%

Agfirst Farm Credit Bank-Class B,
  6.59% Pfd.(c)(f)                                      1,515,000         917,499
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.63%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                              136,000       2,619,360
=================================================================================
     Total Preferred Stocks (Cost $27,868,521)                         26,376,554
=================================================================================


                                                       PRINCIPAL
                                                        AMOUNT

ASSET-BACKED SECURITIES-5.49%


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.18%

Pacific Coast CDO Ltd. (Cayman Islands)-Series 1A,
  Class A, Floating Rate Bonds,
  3.23%, 10/25/36 (Acquired 3/24/04-5/26/04; Cost
  $1,944,348)(c)(d)(e)(g)                            $  1,963,279         746,046
=================================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS-0.28%

Federal Home Loan Bank-Series TQ-2015, Class A,
  Pass Through Ctfs.,
  5.07%, 10/20/15(f)                                    1,153,211       1,165,977
=================================================================================


HOME EQUITY LOAN-0.54%

Countrywide Asset-Backed Certificates, Series
  2007-4, Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37(f)                                    2,327,903       2,283,798
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.49%

Citicorp Lease Pass-Through Trust-Series 1999-1,
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19(c)(f)                                        7,780,000       8,038,638
---------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 04/15/15 (Acquired 7/14/05; Cost
  $1,452,072)(c)(e)                                     1,452,072       1,234,261
---------------------------------------------------------------------------------
Patron's Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired 12/12/03-
  11/04/04; Cost $1,912,635)(c)(e)                      1,900,562       1,490,041
---------------------------------------------------------------------------------
Patron's Legacy 2004-I-LILACS-I-Series A, Ctfs.,
  6.67%, 05/04/18 (Acquired 4/30/04; Cost
  $9,443,408)(c)(e)                                     9,443,408       8,001,400
=================================================================================
                                                                       18,764,340
=================================================================================
     Total Asset-Backed Securities (Cost
       $27,134,887)                                                    22,960,161
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-3.13%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.18%

Pass Through Ctfs.,
  8.50%, 03/01/10(f)                                 $      2,572    $      2,683
---------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(f)                        1,136,096       1,201,216
---------------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35(f)                        1,838,322       1,902,511
---------------------------------------------------------------------------------
  5.50%, 09/01/16 to 11/01/18(f)                          803,842         811,666
---------------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(f)                          998,259       1,015,753
---------------------------------------------------------------------------------
  7.50%, 06/01/30(f)                                        2,120           2,287
=================================================================================
                                                                        4,936,116
=================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.58%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(f)                          154,302         165,767
---------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(f)                          353,901         372,487
---------------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35(f)                          767,920         796,433
---------------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(f)(j)                       479,400         476,171
---------------------------------------------------------------------------------
  8.50%, 10/01/28(f)                                       64,516          70,398
---------------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(f)(j)                       135,654         146,450
---------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/23(f)(k)                                 2,500,000       2,508,202
---------------------------------------------------------------------------------
  6.00%, 08/01/23(f)(k)                                 2,000,000       2,042,188
=================================================================================
                                                                        6,578,096
=================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.37%

Pass Through Ctfs.,
  7.50%, 06/15/23(f)(j)                                   162,491         174,657
---------------------------------------------------------------------------------
  8.50%, 11/15/24(f)(j)                                    82,209          90,718
---------------------------------------------------------------------------------
  8.00%, 09/20/26(f)                                       40,804          44,454
---------------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(f)(j)                       538,215         557,576
---------------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(f)                           17,144          18,297
---------------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(f)(j)                       659,129         669,588
=================================================================================
                                                                        1,555,290
=================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $13,148,862)                            13,069,502
=================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-2.87%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.84%

Sr. Unsec. Floating Rate Global Notes, 5.08%,
  02/17/09(f)(g)                                      3,500,000(k)      3,504,375
=================================================================================


STUDENT LOAN MARKETING ASSOCIATION-2.03%

Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  2.33%, 12/15/08(f)(g)                                 1,750,000       1,703,327
---------------------------------------------------------------------------------
Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  2.18%, 03/15/10(f)(g)                                 3,000,000       2,667,180
---------------------------------------------------------------------------------
Sr. Unsec. Unsub.
  Medium-Term Notes,
  5.05%, 11/14/14(f)                                    4,930,000       4,036,290
---------------------------------------------------------------------------------
Series A, Sr. Unsec. Unsub.
  Medium-Term Notes,
  4.00%, 01/15/09(f)                                      100,000          99,337
=================================================================================
                                                                        8,506,134
=================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $12,664,634)                                   12,010,509
=================================================================================


MUNICIPAL OBLIGATIONS-2.82%

Blount (County of), Tennessee Health & Educational
  Facilities Board (Asbury Inc.); Series 2007 B,
  Ref. Taxable RB,
  7.50%, 04/01/09(f)                                      390,000         389,953
---------------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(b)(f)                                 1,430,000       1,268,324
---------------------------------------------------------------------------------
Florida (State of) Development Finance Corp. (Palm
  Bay Academy Inc.);
  Series 2006 B, Taxable RB,
  7.50%, 05/15/17(f)                                      725,000         713,385
---------------------------------------------------------------------------------
  Series 2007 P, Taxable RB,
  9.00%, 05/15/18(f)                                      695,000         656,170
---------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3); Series 2003, Taxable
  Allocation RB, (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(b)(f)                                        7,800,000       7,509,294
---------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority (Academy of Learning Project); Series
  2007 B, Taxable RB,
  7.56%, 08/01/16(f)                                      330,000         302,188
---------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority; Series 2007 C, Taxable RB, 7.56%,
  08/01/13(f)                                             520,000         497,219
---------------------------------------------------------------------------------
Utah (County of), Utah Charter Schools (Lakeview
  Academy); Series 2007 B, Taxable RB, 7.00%,
  07/15/09(f)                                             145,000         147,248
---------------------------------------------------------------------------------
  (Renaissance Academy); Series 2007 B,
  Taxable RB,
  7.00%, 07/15/09(f)                                      135,000         137,093
---------------------------------------------------------------------------------
  (Ronald Wilson Reagan); Series 2007 B,
  Taxable RB,
  8.50%, 02/15/10(f)                                      150,000         152,154
=================================================================================
     Total Municipal Obligations (Cost
       $12,488,094)                                                    11,773,028
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM INCOME FUND

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
---------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-1.82%

U.S. TREASURY BILLS-0.17%

1.60%, 10/23/08(f)(j)(m)                             $    700,000    $    697,452
=================================================================================


U.S. TREASURY NOTES-1.65%

4.88%, 08/31/08(j)                                        725,000         736,073
---------------------------------------------------------------------------------
4.75%, 12/31/08(f)                                      850,000(l)        860,158
---------------------------------------------------------------------------------
4.88%, 01/31/09(f)                                    1,210,000(l)      1,228,053
---------------------------------------------------------------------------------
4.50%, 03/31/09(f)                                    1,100,000(l)      1,117,105
---------------------------------------------------------------------------------
2.00%, 02/28/10(f)                                    3,000,000(l)      2,985,000
=================================================================================
                                                                        6,926,389
=================================================================================
     Total U.S. Treasury Securities (Cost
       $7,677,673)                                                      7,623,841
=================================================================================



COMMON STOCKS & OTHER EQUITY INTERESTS-0.11%

BROADCASTING & CABLE TV-0.11%

Adelphia Communications Corp., Sr. Notes, 10.88%,
  10/01/10(n)                                                  --          73,012
---------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(n)                   859,558          38,680
---------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(o)                         12,606         358,389
=================================================================================
                                                                          470,081
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(o)                                           128              61
---------------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(p)                                               3,302              83
---------------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(p)                                               2,476              49
---------------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(p)                                               2,476              25
=================================================================================
                                                                              218
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $849,540)                                                    470,299
=================================================================================



MONEY MARKET FUNDS-1.00%

Liquid Assets Portfolio-Institutional Class(q)          2,085,852       2,085,852
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(q)                2,085,852       2,085,852
=================================================================================
     Total Money Market Funds (Cost $4,171,704)                         4,171,704
=================================================================================
TOTAL INVESTMENTS-101.88% (Cost $473,292,886)                         425,930,420
=================================================================================
OTHER ASSETS LESS LIABILITIES-(1.88)%                                  (7,847,818)
=================================================================================
NET ASSETS-100.00%                                                   $418,082,602
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:


CDO     - Collateralized Debt Obligation
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
Ref.    - Refunding
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $123,267,598, which represented 29.48% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $4,064,834, which represented 0.97% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $33,889,686, which represented 8.11% of the Fund's Net Assets.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $384,921,901, which represented 92.06% of the Fund's Net Assets. See Note 1A.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(h)   Perpetual bond with no specified maturity date.
(i) On September 15, 2008, subsequent to the date of this report, the issuer filed for bankruptcy.
(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(l) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1M and Note 8.
(m) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(o)   Non-income producing security.
(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(q) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $469,121,182)                           $ 421,758,716
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $4,171,704)                     4,171,704
=======================================================
     Total investments (Cost
       $473,292,886)                        425,930,420
=======================================================
Foreign currencies, at value (Cost $35)              45
-------------------------------------------------------
Receivables for:
  Investments sold                           15,843,171
-------------------------------------------------------
  Variation margin                              712,487
-------------------------------------------------------
  Fund shares sold                               70,271
-------------------------------------------------------
  Dividends and Interest                      6,271,438
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             139,368
-------------------------------------------------------
Other assets                                    101,458
=======================================================
     Total assets                           449,068,658
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      13,423,392
-------------------------------------------------------
  Fund shares reacquired                      1,640,867
-------------------------------------------------------
  Amount due custodian                           81,406
-------------------------------------------------------
  Dividends                                     617,674
-------------------------------------------------------
  Accrued fees to affiliates                    308,740
-------------------------------------------------------
  Accrued other operating expenses              190,941
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              208,648
-------------------------------------------------------
Unrealized depreciation on swap
  agreements                                 11,876,315
-------------------------------------------------------
Premiums received on swap agreements          2,638,073
=======================================================
     Total liabilities                       30,986,056
=======================================================
Net assets applicable to shares
  outstanding                             $ 418,082,602
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 706,171,040
-------------------------------------------------------
Undistributed net investment income           1,018,637
-------------------------------------------------------
Undistributed net realized gain (loss)     (230,820,207)
-------------------------------------------------------
Unrealized appreciation (depreciation)      (58,286,868)
=======================================================
                                          $ 418,082,602
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 257,417,742
_______________________________________________________
=======================================================
Class B                                   $  50,421,140
_______________________________________________________
=======================================================
Class C                                   $  20,753,380
_______________________________________________________
=======================================================
Class R                                   $   4,886,615
_______________________________________________________
=======================================================
Investor Class                            $  75,601,156
_______________________________________________________
=======================================================
Institutional Class                       $   9,002,569
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      46,280,278
_______________________________________________________
=======================================================
Class B                                       9,054,554
_______________________________________________________
=======================================================
Class C                                       3,739,220
_______________________________________________________
=======================================================
Class R                                         879,629
_______________________________________________________
=======================================================
Investor Class                               13,570,088
_______________________________________________________
=======================================================
Institutional Class                           1,616,569
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $        5.56
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $5.56 divided
     by 95.25%)                           $        5.84
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $        5.57
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $        5.55
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                            $        5.56
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                            $        5.57
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $        5.57
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM INCOME FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:
Interest                                                                            $ 32,263,375
------------------------------------------------------------------------------------------------
Dividends                                                                              1,760,380
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              62,058
================================================================================================
     Total investment income                                                          34,085,813
================================================================================================


EXPENSES:
Advisory fees                                                                          2,103,095
------------------------------------------------------------------------------------------------
Administrative services fees                                                             159,428
------------------------------------------------------------------------------------------------
Custodian fees                                                                           155,662
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                720,081
------------------------------------------------------------------------------------------------
  Class B                                                                                640,539
------------------------------------------------------------------------------------------------
  Class C                                                                                239,572
------------------------------------------------------------------------------------------------
  Class R                                                                                 24,348
------------------------------------------------------------------------------------------------
  Investor Class                                                                         213,873
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         1,197,404
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,769
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 29,150
------------------------------------------------------------------------------------------------
Other                                                                                    342,819
================================================================================================
     Total expenses                                                                    5,827,740
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (53,150)
================================================================================================
     Net expenses                                                                      5,774,590
================================================================================================
Net investment income                                                                 28,311,223
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:
Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $242,244)                                                                        (3,357,372)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       1,570
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    4,687,051
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      1,581,626
================================================================================================
                                                                                       2,912,875
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (36,986,587)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                          (6)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    1,264,144
------------------------------------------------------------------------------------------------
  Swap agreements                                                                     (9,746,841)
================================================================================================
                                                                                     (45,469,290)
================================================================================================
Net realized and unrealized gain (loss)                                              (42,556,415)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(14,245,192)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                 2008            2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  28,311,223    $ 29,526,817
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                      2,912,875      (1,997,997)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (45,469,290)     (2,217,740)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (14,245,192)     25,311,080
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (18,484,934)    (18,761,111)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (3,582,451)     (4,890,745)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,356,142)     (1,408,251)
---------------------------------------------------------------------------------------------------------
  Class R                                                                        (304,296)       (225,174)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                               (5,481,049)     (5,901,928)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (647,074)       (249,179)
=========================================================================================================
     Total distributions from net investment income                           (29,855,946)    (31,436,388)
=========================================================================================================
Share transactions-net:
  Class A                                                                     (36,332,694)     (2,868,537)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (22,188,141)    (35,125,443)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (3,699,044)     (2,249,305)
---------------------------------------------------------------------------------------------------------
  Class R                                                                         709,920         742,724
---------------------------------------------------------------------------------------------------------
  Investor Class                                                              (11,883,809)    (10,568,232)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                             626,923       7,721,249
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (72,766,845)    (42,347,544)
=========================================================================================================
     Net increase (decrease) in net assets                                   (116,867,983)    (48,472,852)
=========================================================================================================


NET ASSETS:

  Beginning of year                                                           534,950,585     583,423,437
=========================================================================================================
  End of year (including undistributed net investment income of
     $1,018,637 and $(3,820,616), respectively)                             $ 418,082,602    $534,950,585
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM INCOME FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


19        AIM INCOME FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the

20        AIM INCOME FUND
      income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio

21        AIM INCOME FUND
      because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $2,373.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $10,438.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $44,550 in front-end sales commissions from the sale of Class A shares and $590, $58,383, $5,151 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


22        AIM INCOME FUND

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities sales of $4,288,633, which resulted in net realized gains of $242,244.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $40,339.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $4,320 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF            MONTH/              VALUE         UNREALIZED
CONTRACT                                               CONTRACTS          COMMITMENT           07/31/08      APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                106        September-2008/Long     $11,801,609       $ 76,191
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                97        September-2008/Long      11,138,328        183,876
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bond                                   571        September-2008/Long      65,950,500        691,871
=========================================================================================================================
                                                                                             $88,890,437       $951,938
_________________________________________________________________________________________________________________________
=========================================================================================================================





23        AIM INCOME FUND

NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS


                                 OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------
                                                                                                           NOTIONAL
                                                               BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT
COUNTERPARTY                         REFERENCE ENTITY         PROTECTION      FIXED RATE        DATE         (000)
-------------------------------------------------------------------------------------------------------------------
Lehman Bros Special            CDX North America Investment
  Financing Inc.*              Grade High Volatility Index       Sell            0.75%(a)     06/20/12     $ 86,000
-------------------------------------------------------------------------------------------------------------------
Lehman Bros Special            MBIA Inc.
  Financing Inc.*                                                Sell            1.90%        09/20/08       15,000
-------------------------------------------------------------------------------------------------------------------
Lehman Bros Special            Residential Capital, LLC
  Financing Inc.*                                                Sell            2.75%        09/20/08        1,575
-------------------------------------------------------------------------------------------------------------------
Lehman Bros Special            Residential Capital, LLC
  Financing Inc.*                                                Sell            6.80%        09/20/08        2,600
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Ambac Financial Group, Inc.       Sell            2.30%        12/20/08        5,795
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Ambac Financial Group, Inc.       Sell            6.75%        12/20/08        2,900
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Assured Guaranty Corp.            Sell            5.00%        03/20/09        2,935
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    CIT Group, Inc.                   Sell            2.40%        09/20/08        2,815
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    CIT Group, Inc.                   Sell            2.50%        09/20/08        1,250
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Lehman Brothers Holdings
                               Inc.*                             Sell            0.90%        09/20/08        5,320
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch International    Morgan Stanley                    Sell            2.30%        12/20/08        5,735
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.           CDX North America Investment
  International PLC            Grade High Volatility Index       Sell            1.40%(b)     12/20/12       64,000
-------------------------------------------------------------------------------------------------------------------
UBS A.G.                       Ambac Financial Group, Inc.       Sell            5.10%        12/20/08        2,900
-------------------------------------------------------------------------------------------------------------------
UBS A.G.                       Ambac Financial Group, Inc.       Sell           11.00%        12/20/08        5,085
-------------------------------------------------------------------------------------------------------------------
UBS A.G.                       Pulte Homes, Inc.                 Sell            4.20%        12/20/08        5,820
===================================================================================================================
  Total Credit Default Swap
     Agreements                                                                                            $209,730
___________________________________________________________________________________________________________________
===================================================================================================================

    OPEN CREDIT DEFAULT SWAP AGREEMENTS AT
                  PERIOD-END
---------------------------------------------
                                 UNREALIZED
                                APPRECIATION
COUNTERPARTY                   (DEPRECIATION)
---------------------------------------------
Lehman Bros Special
  Financing Inc.*               $ (5,753,460)
---------------------------------------------
Lehman Bros Special
  Financing Inc.*                   (368,408)
---------------------------------------------
Lehman Bros Special
  Financing Inc.*                   (113,375)
---------------------------------------------
Lehman Bros Special
  Financing Inc.*                   (172,235)
---------------------------------------------
Merrill Lynch International         (376,380)
---------------------------------------------
Merrill Lynch International         (139,665)
---------------------------------------------
Merrill Lynch International         (138,734)
---------------------------------------------
Merrill Lynch International          (26,712)
---------------------------------------------
Merrill Lynch International          (11,677)
---------------------------------------------
Merrill Lynch International          (44,621)
---------------------------------------------
Merrill Lynch International          (29,889)
---------------------------------------------
Morgan Stanley & Co.
  International PLC               (4,402,583)
---------------------------------------------
UBS A.G.                            (157,717)
---------------------------------------------
UBS A.G.                            (163,361)
---------------------------------------------
UBS A.G.                              22,502
=============================================
  Total Credit Default Swap
     Agreements                 $(11,876,315)
_____________________________________________
=============================================



(a)  Unamortized premium at period-end of $1,810,439.
(b)  Unamortized premium at period-end of $827,634.
 * On September 15, 2008, subsequent to the date of this report, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $29,855,946     $31,436,388
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $   5,709,445
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments                            (51,871,072)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- other investments                      (11,876,340)
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                          (182,200)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                           (227,549,270)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                                (2,319,001)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        706,171,040
================================================================================================
Total net assets                                                                   $ 418,082,602
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to futures contracts, the bond premium amortization, dollar roll transactions and partnership investments.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.


24        AIM INCOME FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $205,850,759 of capital loss carryforward in the fiscal year ended July 31, 2009.

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2009                                                                      $ 36,238,439
-----------------------------------------------------------------------------------------------
July 31, 2010                                                                        96,935,672
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                        67,966,234
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                         1,850,846
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                         5,758,047
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                         8,358,283
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        10,441,749
===============================================================================================
Total capital loss carryforward                                                    $227,549,270
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $207,122,667 and $282,978,442, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $37,746,071 and $33,073,821. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  4,733,059
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (56,604,131)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(51,871,072)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $477,801,492.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expired capital loss carryforward, credit default swap transactions, bond premium amortization, partnership investments, paydowns, and dollar roll transactions, on July 31, 2008, undistributed net investment income was increased by $6,383,976, undistributed net realized gain (loss) was increased by $34,017,002 and shares of beneficial interest decreased by $40,400,978. This reclassification had no effect on the net assets of the Fund.


25        AIM INCOME FUND

NOTE 12--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                       YEAR ENDED
                                                                  JULY 31, 2008(a)                   JULY 31, 2007
                                                            ----------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,516,082     $ 32,716,943       8,916,622     $ 55,696,262
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,700,061       10,009,879       2,159,242       13,490,807
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       842,005        4,964,123       1,196,863        7,463,150
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       323,024        1,899,526         300,321        1,870,784
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              1,501,335        8,884,151       2,515,654       15,742,052
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           325,482        1,935,047       1,276,624        7,942,909
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     2,416,330       14,095,289       2,275,844       14,202,489
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       477,491        2,792,860         584,050        3,652,343
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       188,244        1,094,712         177,197        1,104,073
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        50,997          296,295          35,044          218,353
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                823,435        4,813,923         834,007        5,213,917
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           110,779          646,399          40,011          249,194
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     2,383,821       13,956,587       3,256,147       20,322,052
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (2,381,303)     (13,956,587)     (3,253,043)     (20,322,052)
=========================================================================================================================
Reacquired:
  Class A                                                   (16,474,775)     (97,101,513)    (14,933,021)     (93,089,340)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (3,560,869)     (21,034,293)     (5,116,119)     (31,946,541)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,664,063)      (9,757,879)     (1,738,232)     (10,816,528)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (254,567)      (1,485,901)       (215,204)      (1,346,413)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (4,339,464)     (25,581,883)     (5,044,341)     (31,524,201)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (333,610)      (1,954,523)        (75,560)        (470,854)
=========================================================================================================================
                                                            (12,349,565)    $(72,766,845)     (6,807,894)    $(42,347,544)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


26        AIM INCOME FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    INCOME (LOSS)
                                              FROM INVESTMENT OPERATIONS
                                        -------------------------------------
                                                      NET GAINS                DISTRIBUTIONS
                                                       (LOSSES)                -------------
                             NET ASSET              ON SECURITIES                DIVIDENDS
                               VALUE,       NET         (BOTH      TOTAL FROM     FROM NET     NET ASSET               NET ASSETS,
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT    INVESTMENT   VALUE, END    TOTAL     END OF PERIOD
                             OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS      INCOME      OF PERIOD  RETURN(b)  (000S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08            $6.11       $0.36        $(0.53)      $(0.17)       $(0.38)       $5.56      (2.91)%     $257,418
Year ended 07/31/07             6.18        0.34         (0.05)        0.29         (0.36)        6.11       4.71        320,513
Year ended 07/31/06             6.52        0.31         (0.25)        0.06         (0.40)        6.18       0.99        327,301
Year ended 07/31/05             6.54        0.28          0.12         0.40         (0.42)        6.52       6.27        356,661
Year ended 07/31/04             6.51        0.28          0.15         0.43         (0.40)        6.54       6.64        384,741
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08             6.12        0.31         (0.52)       (0.21)        (0.34)        5.57      (3.62)        50,421
Year ended 07/31/07             6.19        0.29         (0.05)        0.24         (0.31)        6.12       3.93         78,442
Year ended 07/31/06             6.52        0.26         (0.24)        0.02         (0.35)        6.19       0.39        114,200
Year ended 07/31/05             6.55        0.23          0.11         0.34         (0.37)        6.52       5.32        156,363
Year ended 07/31/04             6.52        0.23          0.15         0.38         (0.35)        6.55       5.86        196,237
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08             6.10        0.31         (0.53)       (0.22)        (0.33)        5.55      (3.65)        20,753
Year ended 07/31/07             6.17        0.29         (0.05)        0.24         (0.31)        6.10       3.93         26,673
Year ended 07/31/06             6.50        0.26         (0.24)        0.02         (0.35)        6.17       0.39         29,236
Year ended 07/31/05             6.53        0.23          0.11         0.34         (0.37)        6.50       5.34         32,305
Year ended 07/31/04             6.51        0.23          0.14         0.37         (0.35)        6.53       5.72         36,947
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08             6.10        0.34         (0.52)       (0.18)        (0.36)        5.56      (2.99)         4,887
Year ended 07/31/07             6.18        0.32         (0.06)        0.26         (0.34)        6.10       4.27          4,640
Year ended 07/31/06             6.51        0.29         (0.24)        0.05         (0.38)        6.18       0.88          3,953
Year ended 07/31/05             6.53        0.26          0.12         0.38         (0.40)        6.51       5.99          2,371
Year ended 07/31/04             6.51        0.26          0.14         0.40         (0.38)        6.53       6.20          1,331
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08             6.12        0.36         (0.53)       (0.17)        (0.38)        5.57      (2.89)        75,601
Year ended 07/31/07             6.19        0.34         (0.05)        0.29         (0.36)        6.12       4.71         95,418
Year ended 07/31/06             6.53        0.31         (0.25)        0.06         (0.40)        6.19       0.98        107,044
Year ended 07/31/05             6.55        0.28          0.12         0.40         (0.42)        6.53       6.26        130,845
Year ended 07/31/04(e)          6.71        0.24         (0.06)        0.18         (0.34)        6.55       2.67        164,105
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08             6.12        0.39         (0.53)       (0.14)        (0.41)        5.57      (2.42)         9,003
Year ended 07/31/07             6.19        0.37         (0.05)        0.32         (0.39)        6.12       5.21          9,265
Year ended 07/31/06(e)          6.39        0.25         (0.12)        0.13         (0.33)        6.19       2.05          1,689
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                 RATIO OF          RATIO OF
                                 EXPENSES          EXPENSES
                                TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                NET ASSETS      ASSETS WITHOUT   INVESTMENT
                             WITH FEE WAIVERS    FEE WAIVERS      INCOME TO
                              AND/OR EXPENSES  AND/OR EXPENSES     AVERAGE     PORTFOLIO
                                 ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
-----------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08                1.09%(d)          1.09%(d)       6.07%(d)       51%
Year ended 07/31/07                1.06              1.06           5.42           85
Year ended 07/31/06                1.05              1.05           4.87           83
Year ended 07/31/05                1.01              1.02           4.27           85
Year ended 07/31/04                0.99              1.00           4.25          155
-----------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08                1.84(d)           1.84(d)        5.32(d)        51
Year ended 07/31/07                1.81              1.81           4.67           85
Year ended 07/31/06                1.80              1.80           4.12           83
Year ended 07/31/05                1.76              1.77           3.52           85
Year ended 07/31/04                1.74              1.75           3.50          155
-----------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08                1.84(d)           1.84(d)        5.32(d)        51
Year ended 07/31/07                1.81              1.81           4.67           85
Year ended 07/31/06                1.80              1.80           4.12           83
Year ended 07/31/05                1.76              1.77           3.52           85
Year ended 07/31/04                1.74              1.75           3.50          155
-----------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08                1.34(d)           1.34(d)        5.82(d)        51
Year ended 07/31/07                1.31              1.31           5.17           85
Year ended 07/31/06                1.30              1.30           4.62           83
Year ended 07/31/05                1.26              1.27           4.02           85
Year ended 07/31/04                1.24              1.25           4.00          155
-----------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08                1.09(d)           1.09(d)        6.07(d)        51
Year ended 07/31/07                1.06              1.06           5.42           85
Year ended 07/31/06                1.05              1.05           4.87           83
Year ended 07/31/05                1.01              1.02           4.27           85
Year ended 07/31/04(e)             1.00(f)           1.01(f)        4.24(f)       155
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08                0.60(d)           0.60(d)        6.56(d)        51
Year ended 07/31/07                0.55              0.55           5.92           85
Year ended 07/31/06(e)             0.63(f)           0.63(f)        5.29(f)        83
_________________________________________________________________________________________
=========================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $288,032, $64,054, $23,957, $4,870, $85,549 and $9,311 for Class A, Class B, Class C,
     Class R, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of Investor Class and Institutional Class shares was September 30, 2003 and October 25, 2005, respectively.
(f)  Annualized.



27        AIM INCOME FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


28        AIM INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Income Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the four years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the period ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




29        AIM INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $973.00        $5.59       $1,019.19       $5.72        1.14%
---------------------------------------------------------------------------------------------------
        B            1,000.00        971.10         9.26        1,015.47        9.47        1.89
---------------------------------------------------------------------------------------------------
        C            1,000.00        969.20         9.25        1,015.47        9.47        1.89
---------------------------------------------------------------------------------------------------
        R            1,000.00        973.40         6.82        1,017.95        6.97        1.39
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        973.10         5.59        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------



((1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


30        AIM INCOME FUND

Supplement to Annual Report dated 7/31/08

AIM INCOME FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The total annual Fund operating expense
                                             For periods ended 7/31/08                    ratio set forth in the most recent Fund
The following information has been                                                        prospectus as of the date of this
prepared to provide Institutional Class      10 Years                             2.37%   supplement for Institutional Class shares
shareholders with a performance overview      5 Years                             3.38    was 0.56%. The expense ratios presented
specific to their holdings. Institutional     1 Year                             -2.42    above may vary from the expense ratios
Class shares are offered exclusively to      ==========================================   presented in other sections of the actual
institutional investors, including defined                                                report that are based on expenses incurred
contribution plans that meet certain         ==========================================   during the period covered by the report.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08, most recent          Please note that past performance is
                                             calendar quarter-end                         not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             10 Years                             2.39%   those shown. All returns assume
                                              5 Years                             2.63    reinvestment of distributions at NAV.
                                              1 Year                             -2.26    Investment return and principal value will
                                             ==========================================   fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Institutional Class shares' inception date   original cost. See full report for
                                             is October 25, 2005. Returns since that      information on comparative benchmarks.
                                             date are historical returns. All other       Please consult your Fund prospectus for
                                             returns are blended returns of historical    more information. For the most current
                                             Institutional Class share performance and    month-end performance, please call 800 451
                                             restated Class A share performance (for      4246 or visit invescoaim.com.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is May 3,1968.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

==========================================
NASDAQ SYMBOL                        AIIRX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   INC-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $975.40        $3.19       $1,021.63       $3.27        0.65%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Income Fund (the Fund) investment advisory   (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independ- ent Senior      the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 18-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1,2008. In doing so,    Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided
been assigned to them. The Sub-Committees    and, at the direction of the Board, has         Services Provided by Invesco Aim The
meet throughout the year to review the       prepared an independent written              Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
In addition to their meetings throughout     sub-advisory agreements were considered      trading operations. The Board concluded
the year, the Sub-Committees meet at         separately, although the Board also          that the nature, extent and quality of the
designated contract renewal meetings each    considered the common interests of all of    advisory services provided to the Fund by
year to conduct an in-depth review of the    the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
performance, fees and expenses of their      Board considered all of the information      Invesco Aim currently is providing
assigned funds. During the contract          provided to them and did not identify any    satisfactory advisory services in
                                             particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


31   AIM INCOME FUND

managers, the Board concluded that these     due to the Fund's underperform-ance, the     expense limitations for the Fund. The
individuals are competent and able to        Board also concluded that it would be        Board concluded that it was not necessary
continue to carry out their                  appropriate for the Board to continue to     at this time to discuss with Invesco Aim
responsibilities under the Fund's            monitor more closely the performance of      whether to implement any such waivers or
investment advisory agreement.               the Fund. Although the independent written   expense limitations because, net of
                                             evaluation of the Fund's Senior Officer      transfer agent fees above the median, most
   In determining whether to continue the    only considered Fund performance through     classes of the Fund's total expenses were
Fund's investment advisory agreement, the    the most recent calendar year, the Board     at or below the median total expenses of
Board considered the prior relationship      also reviewed more recent Fund performance   the funds in the Fund's expense group that
between Invesco Aim and the Fund, as well    and this review did not change their         are not managed by Invesco Aim.
as the Board's knowledge of Invesco Aim's    conclusions.
operations, and concluded that it was                                                        After taking account of the Fund's
beneficial to maintain the current              C. Advisory Fees and Fee Waivers          contractual advisory fee rate, as well as
relationship, in part, because of such                                                    the comparative advisory fee information
knowledge. The Board also considered the     The Board compared the Fund's contractual    discussed above, the Board concluded that
steps that Invesco Aim and its affiliates    fee rate to the contractual advisory fee     the Fund's advisory fees were fair and
have taken over the last several years to    rates of funds in the Fund's Lipper          reasonable.
improve the quality and efficiency of the    expense group that are not managed by
services they provide to the AIM Funds in    Invesco Aim, at a common asset level and        D. Economies of Scale and Breakpoints
the areas of investment performance,         as of the end of the past calendar year.
product line diversification,                The Board noted that the Fund's              The Board considered the extent to which
distribution, fund operations, shareholder   contractual advisory fee rate was below      there are economies of scale in Invesco
services and compliance. The Board           the median contractual advisory fee rate     Aim's provision of advisory services to
concluded that the quality and efficiency    of funds in its expense group. The Board     the Fund. The Board also considered
of the services Invesco Aim and its          also reviewed the methodology used by        whether the Fund benefits from such
affiliates provide to the AIM Funds in       Lipper in determining contractual fee        economies of scale through contractual
each of these areas have generally           rates.                                       breakpoints in the Fund's advisory fee
improved, and support the Board's approval                                                schedule or through advisory fee waivers
of the continuance of the Fund's                The Board also compared the Fund's        or expense limitations. The Board noted
investment advisory agreement.               effective fee rate (the advisory fee after   that the Fund's contractual advisory fee
                                             any advisory fee waivers and before any      schedule includes three breakpoints and
   B. Fund Performance                       expense limitations/waivers) to the          that the level of the Fund's advisory
                                             contractual advisory fee rates of other      fees, as a percentage of the Fund's net
The Board compared the Fund's performance    clients of Invesco Aim and its affiliates    assets, has decreased as net assets
during the past one, three and five          with investment strategies comparable to     increased because of the breakpoints.
calendar years to the performance of funds   those of the Fund, including two mutual      Based on this information, the Board
in the Fund's performance group that are     funds advised by Invesco Aim. The Board      concluded that the Fund's advisory fees
not managed by Invesco Aim, and against      noted that the Fund's rate was below the     appropriately reflect economies of scale
the performance of all funds in the Lipper   rate for one of the mutual funds and above   at current asset levels. The Board also
Corporate Debt Funds BBB-Rated Index. The    the rate for the other mutual fund, which    noted that the Fund shares directly in
Board also reviewed the criteria used by     is used in wrap fee and other similar        economies of scale through lower fees
Invesco Aim to identify the funds in the     programs and for which Invesco Aim has       charged by third party service providers
Fund's performance group for inclusion in    irrevocably waived its advisory fee.         based on the combined size of all of the
the Lipper reports. The Board noted that                                                  AIM Funds and affiliates.
the Fund's performance was in the fifth         Additionally, the Board compared the
quintile of its performance group for the    Fund's effective fee rate to the total          E. Profitability and Financial
one and three year periods, and the fourth   advisory fees paid by numerous separately          Resources of Invesco Aim
quintile for the five year period (the       managed accounts/wrap accounts advised by
first quintile being the best performing     an Invesco Aim affiliate. The Board noted    The Board reviewed information from
funds and the fifth quintile being the       that the Fund's rate was generally above     Invesco Aim concerning the costs of the
worst performing funds). The Board noted     the rates for the separately managed         advisory and other services that Invesco
that the Fund's performance was below the    accounts/ wrap accounts. The Board           Aim and its affiliates provide to the Fund
performance of the Index for the one,        considered that management of the            and the profitability of Invesco Aim and
three and five year periods. The Board       separately managed accounts/wrap accounts    its affiliates in providing these
noted that Invesco Aim acknowledges the      by the Invesco Aim affiliate involves        services. The Board also reviewed
Fund's underperform-ance because of          different levels of services and different   information concerning the financial
shorter term performance results and         operational and regulatory requirements      condition of Invesco Aim and its
continues to monitor the Fund. The Board     than Invesco Aim's management of the Fund.   affiliates. The Board also reviewed with
also considered the steps Invesco Aim has    The Board concluded that these differences   Invesco Aim the methodology used to
taken over the last several years to         are appropriately reflected in the fee       prepare the profitability information. The
improve the quality and efficiency of the    structure for the Fund.                      Board considered the overall profitability
services that Invesco Aim provides to the                                                 of Invesco Aim, as well as the
AIM Funds. The Board concluded that             The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
Invesco Aim continues to be responsive to    not proposed any advisory fee waivers or     with managing the Fund. The Board noted
the Board's focus on fund performance.       expense limitations for the Fund. The        that Invesco Aim continues to operate at a
However,                                     Board noted that Invesco Aim has not         net profit, although increased expenses in
                                             proposed any advisory fee waivers or         recent years have

                                                                                                                           continued


32   AIM INCOME FUND

reduced the profitability of Invesco Aim     brokerage commissions paid by the Fund       and experience of the officers and
and its affiliates. The Board concluded      and/or other funds advised by Invesco Aim    employees of the Affiliated Sub-Advisers
that the Fund's fees were fair and           are used to pay for research and execution   who will provide these services. The Board
reasonable, and that the level of profits    services. The Board noted that soft dollar   concluded that the nature, extent and
realized by Invesco Aim and its affiliates   arrangements shift the payment obligation    quality of the services to be provided by
from providing services to the Fund was      for the research and execution services      the Affiliated Sub-Advisers were
not excessive in light of the nature,        from Invesco Aim to the funds and            appropriate. The Board noted that the
quality and extent of the services           therefore may reduce Invesco Aim's           Affiliated Sub-Advisers, which have
provided. The Board considered whether       expenses. The Board also noted that          offices and personnel that are
Invesco Aim is financially sound and has     research obtained through soft dollar        geographically dispersed in financial
the resources necessary to perform its       arrangements may be used by Invesco Aim in   centers around the world, have been formed
obligations under the Fund's investment      making investment decisions for the Fund     in part for the purpose of researching and
advisory agreement, and concluded that       and may therefore benefit Fund               compiling information and making
Invesco Aim has the financial resources      shareholders. The Board concluded that       recommendations on the markets and
necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
                                             arrangements were consistent with            providing investment advisory services.
The Board noted that, at their direction,    regulatory requirements.                     The Board concluded that the sub-advisory
the Senior Officer of the Fund, who is                                                    agreements will benefit the Fund and its
independent of Invesco Aim and Invesco          The Board considered the fact that the    shareholders by permitting Invesco Aim to
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   utilize the additional resources and
independent written evaluation to assist     from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
the Board in determining the                 may be invested in money market funds        managing the Fund.
reasonableness of the proposed management    advised by Invesco Aim pursuant to
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The           B. Fund Performance
The Board noted that they had relied upon    Board noted that Invesco Aim will receive
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such invest-    a relevant factor in considering whether
In determining whether to continue the       ments, although Invesco Aim has              to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least June 30,2009, the advisory fees        served as a sub-adviser to the Fund prior
written evaluation.                          payable by the Fund in an amount equal to    to May 1,2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30,2009. The Board concluded      Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio                credentials                                  has the financial resources necessary to
                                                                                          fulfill these obligations.


33   AIM Income Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             3.04%
     Corporate Dividends Received Deduction*                2.72%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 96.35%.


34        AIM INCOME FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Income Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      37,625,831      1,390,936       1,550,219       10,073,073



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


35        AIM INCOME FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


36        AIM INCOME FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                      OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                             DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                 HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of       N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,     N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

---------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The   N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

---------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco    N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

---------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim          N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

---------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management       N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

---------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,     N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

---------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior   N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

---------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Company
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     225 Franklin Street
                          Americas                                              Boston, MA 02110-2801
                          New York, NY 10036-2714




37        AIM INCOME FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:
                                                                   1. Log in to your account.
- save your Fund the cost of printing and postage.                 2. Click on the "Service Center" tab.
- reduce the amount of paper you receive.                          3. Select "Register for eDelivery" and complete the consent proc
- gain access to your documents faster by not waiting for the         ess.
  mail.
- view your documents online anytime at your convenience.
- save the documents to your personal computer or print them out for your records.
This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim---SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco        -SERVICE MARK-
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are - CGPYJ(TM) mar|, - affiliated investment
advisors that serve as the subadvisorfor some of the products and services represented by Invesco Aim. Invesco
Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com   INC-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                 AIM LIMITED MATURITY TREASURY FUND
  -SERVICE MARK-                   Annual Report to Shareholders - July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
10   Financial Statements
13   Notes to Financial Statements
17   Financial Highlights
19   Auditor's Report
20   Fund Expenses
21   Approval of Investment Advisory Agreement
24   Tax Information
25   Results of Proxy
26   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008, showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
                         considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per
        [TAYLOR          year.(1)
        PHOTO]
                         MARKET OVERVIEW
     Philip Taylor
                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
                         equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit - a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

1  Investment Advisor, August 1, 2008; 2 U.S. Department of the Treasury


2   AIM LIMITED MATURITY TREASURY FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
        [CROCKETT        reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
         PHOTO]          short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment
     Bruce Crockett      performance, contain shareholder costs and uphold the highest ethical standards.

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you. Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008


3   AIM LIMITED MATURITY TREASURY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================   MARKET CONDITIONS AND YOUR FUND
PERFORMANCE SUMMARY
                                                                                          Weakness in the housing market, sharply
For the fiscal year ended July 31, 2008, Class A shares of AIM Limited Maturity           higher energy and food prices, a widening
Treasury Fund, at net asset value, underperformed both the Fund's broad market and        credit crunch and slowing consumer
style-specific indexes. The Fund's underperformance of the Lehman Brothers U.S.           spending were among the factors that
Aggregate Bond Index and the Lehman Brothers 1-2 Year U.S. Government Bond Index can be   contributed to general economic weakness
mainly attributed to its exposure to short-term Treasury securities, which                for much of the fiscal year covered by
underperformed many other fixed income assets, including short-term U.S. government       this report. Gross domestic product (GDP),
bonds.                                                                                    the broadest measure of overall economic
                                                                                          activity, expanded at an annualized rate
   Your Fund's long-term performance appears later in this report.                        of 4.8% in the third quarter of 2007
                                                                                          before contracting to an annualized rate
FUND VS. INDEXES                                                                          of -0.2% in the fourth quarter.(1) GDP
                                                                                          grew at annualized rates of 0.9% and 3.3%
Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not   in the first and second quarters of 2008,
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   respectively.(1)
which would have reduced performance.
                                                                                             The U.S. Federal Reserve Board (the
Class A Shares                                                                    5.76%   Fed) moved aggressively throughout the
Class A3 Shares                                                                   5.65    fiscal year to attempt to stimulate
Lehman Brothers U.S. Aggregate Bond Index(triangle)                                       economic growth and enhance liquidity. In
   (Broad Market Index)                                                           6.15    seven separate actions, the central bank
Lehman Brothers 1-2 Year U.S. Government Bond Index(triangle)                             lowered the federal funds target rate from
   (Style-Specific Index)                                                         6.16    5.25% to 2.00%.(2) By lowering its federal
Lipper Short U.S. Treasury Funds Category Average (Peer Group)                    6.24    funds target rate by 3.25 percentage
   (triangle) Lipper Inc.                                                                 points, the Fed hoped to stimulate
                                                                                          economic growth and make money more
=======================================================================================   available to cash-strapped consumers as
                                                                                          well as hard-pressed businesses.(2)
HOW WE INVEST

The Fund invests in two-year U.S. Treasury   This generally results in the Fund earning      In the hope that consumers could help
notes, maintaining a laddered portfolio -    slightly more than the two-year Treasury     stimulate the U.S. economy, economic
one that is evenly weighted among notes      note. The inverse is true as well; in        stimulus checks totaling $92 billion were
with differing maturities - that consists    periods of rising interest rates, the Fund   mailed to more than 112 million taxpayers
of 12 notes. Each month, Fund management     will continue to have lower yielding notes   during the spring and summer of 2008.(3)
sells the note that has reached one year     in the portfolio, which typically results    The full effect of those tax rebates
to maturity. Then it replaces the note       in the Fund earning slightly less than the   remains to be seen.
that has been sold with a newly issued       two-year Treasury note. However, over
Treasury note. The Fund is managed by        longer periods, this strategy generally         Beginning in March 2008, the Fed
using the same strategy regardless of        results in relative share price stability,   expanded its lending authority and
market conditions. Because it maintains a    producing an attractive yield over time.     increased liquidity to help the financial
portfolio of 12 notes ranging from 13                                                     markets.(2) The central bank extended a
months to maturity to two years to              The Fund sells notes in the portfolio     line of credit to JPMorgan Chase to buy
maturity, there is typically a lag between   for either of two purposes:                  troubled investment bank Bear Stearns, and
the movements in the portfolio's yield and                                                it created a new program to provide loans
the current two-year Treasury yield.                                                      directly to large investment banks.
During periods of falling interest rates,    o  To maintain a monthly buy-sell process
the Fund's portfolio will generally have        designed to manage its risk/return
notes that have higher yields than those        profile.
that are currently available.
                                             o  To meet shareholder redemptions, while
                                                seeking to maintain a laddered
                                                portfolio at all times.

==========================================   ==========================================
PORTFOLIO COMPOSITION                        Total Net Assets            $222.5 million
U.S. Treasury Notes
                                             Total Number of Holdings                12
MATURITY       INTEREST        % OF TOTAL    ==========================================
  DATE           RATE          NET ASSETS
8/31/09          4.00%            8.4%       The Fund's holdings are subject to change,
9/30/09          4.00             8.4        and there is no assurance that the Fund
10/31/09         3.63             8.4        will continue to hold any particular
11/30/09         3.13             8.3        security.
12/31/09         3.25             8.3
1/31/10          2.13             8.2
2/28/10          2.00             8.2
3/31/10          1.75             8.1
4/30/10          2.13             8.2
5/31/10          2.63             8.2
6/30/10          2.88             8.3
7/31/10          2.75             8.3
Other Assets Less Liabilities     0.7
==========================================



4   AIM LIMITED MATURITY TREASURY FUND

   While yield spreads on corporate bonds,      The Fund generally seeks to preserve                      BRENDAN GAU
investment-grade and high yield corporate    principal and provide liquidity by
bonds, have widened across the board since   focusing on managing undue risk. One of            [GAU      Chartered Financial
the credit crunch started last year, the     the Fund's risk management strategies is          PHOTO]     Analyst, portfolio
impact from industry to industry, and from   to minimize interest rate exposure by        manager, is lead manager of AIM Limited
credit grade to credit grade, varied         maintaining a short duration portfolio.      Maturity Treasury Fund. He joined Invesco
widely.(4) The financials sector has shown    Duration measures a portfolio's price       Aim in 1996. Mr. Gau earned a Bachelor of
the most dramatic increase in credit         sensitivity to interest rate changes, with   Arts degree in mathematics, physics and
spreads. In response to the credit market    a shorter duration portfolio tending to be   economics from Rice University.
turmoil, investors became more risk averse   less sensitive to these changes. Every
and continued to seek the stability,         month, we replace the oldest note in the                     SCOT JOHNSON
safety and liquidity of the U.S. Treasury    portfolio when it has reached one year to
market. The result has been a rally in       maturity, with a newly issued two-year           [JOHNSON    Chartered Financial
U.S. Treasury security prices, declining     note. This process generally results in a         PHOTO]     Analyst, senior portfolio
yields in this credit category and a         short duration portfolio of approximately    manager, is manager of AIM Limited
steeper yield curve during the period.(3)    1.45 years.                                  Maturity Treasury Fund. He joined Invesco
                                                                                          Aim in 1994. Mr. Johnson earned both a
   Within the Lehman Brothers U.S.              In managing first for safety of           B.A. in economics and a M.B.A. in finance
Aggregate Bond Index, U.S. Treasury          principal, the Fund seeks to minimize        from Vanderbilt University.
securities were the best performing          fluctuations in its share price, or NAV
sector, substantially outperforming other    per share. However, with a rally in the
investment-grade issues and high yield       U.S. Treasury market over the year, the
bonds. Across the entire corporate bond      NAV for the Fund's Class A3 shares
spectrum, higher quality securities          fluctuated within a range of $10.03 to
outperformed lower quality debt              $10.27, a difference of about 2%.
instruments.(4)
                                                Thank you for your investment in AIM
   Market volatility increased               Limited Maturity Treasury Fund.
significantly in September after the close
of the Fund's fiscal year. To put some       1  Bureau of Economic Analysis
context around the recent financial
events: The markets have shown serious       2  U.S. Federal Reserve
strain for more than a year, largely the
result of years of lax credit practices      3  U.S. Department of the Treasury
associated with the housing boom. Mortgage
loans of questionable quality were often     4  Lehman Brothers Inc.
bundled into hard-to-understand securities
and sold to various financial                The views and opinions expressed in
institutions. The complexity and obscure     management's discussion of Fund
structure of these securities hid an         performance are those of Invesco Aim
Achilles' heel of our financial system,      Advisors, Inc. These views and opinions
creating a liquidity crisis of historic      are subject to change at any time based on
severity. Now those securities remain on     factors such as market and economic
the financial institutions' balance sheets   conditions. These views and opinions may
- eroding capital, driving down profits      not be relied upon as investment advice or
and preventing normal trading among banks    recommendations, or as an offer for a
and other financial institutions due to      particular security. The information is
the participating financial institutions'    not a complete analysis of every aspect of
stability being in question. In September,   any market, country, industry, security or
this situation came to a head as some of     the Fund. Statements of fact are from
these institutions began running out of      sources considered reliable, but Invesco
the capital needed to operate their          Aim Advisors, Inc. makes no representation
businesses and found investors unwilling     or warranty as to their completeness or
to supply fresh capital.                     accuracy. Although historical performance
                                             is no guarantee of future results, these
   The Fund remained invested in two-year    insights may help you understand our
Treasury notes. As demand for U.S.           investment management philosophy.
Treasury securities increased, the NAV of
the Fund's Class A shares gradually          See important Fund and index disclosures
increased from $10.03 at the beginning of    later in this report.
the fiscal year to $10.27 by its end. As a
result, the Fund's yield declined to 2.34%
by the end of July 2008, which was 181
basis points (1.81%) lower than it was on
July 31, 2007. Bond yields and prices are
inversely related.


5   AIM LIMITED MATURITY TREASURY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges and Fund expenses, including         illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates the
reflect sales charges. Performance of an     dollar value of an investment, is
index of funds reflects fund expenses and    constructed with each segment representing
management fees; performance of a market     a percent change in the value of the
index does not. Performance shown in the     investment. In this chart, each segment
chart and table(s) does not reflect          represents a doubling, or 100% change, in
deduction of taxes a shareholder would pay   the value of the investment. In other
on Fund distributions or sale of Fund        words, the space between $5,000 and
shares.                                      $10,000 is the same size as the space
                                             between $10,000 and $20,000, and so on.


6   AIM LIMITED MATURITY TREASURY FUND


                                                 AIM LIMITED MATURITY TREASURY FUND
====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS A SHARES (OLDEST SHARE CLASS)
Index data from 11/30/87, Fund data from 12/15/87


                AIM                            Lipper
           Limited Matu-                     Short U.S.
           rity Treasury   Lehman Brothers    Treasury
               Fund-        U.S. Aggregate      Funds
             Class A             Bond         Category
  Date         Shares          Index(1)      Average(1)
11/30/87                   $         10000   $    10000
   12/87   $        9950             10136        10063
    1/88           10065             10493        10211
    2/88           10132             10617        10288
    3/88           10165             10517        10305
    4/88           10178             10461        10312
    5/88           10179             10390        10300
    6/88           10272             10641        10410
    7/88           10284             10585        10420
    8/88           10308             10613        10435
    9/88           10424             10853        10560
   10/88           10513             11058        10660
   11/88           10498             10923        10635
   12/88           10537             10936        10664
    1/89           10611             11093        10743
    2/89           10629             11012        10750
    3/89           10681             11060        10798
    4/89           10818             11292        10974
    5/89           10944             11588        11118
    6/89           11098             11941        11313
    7/89           11239             12195        11483
    8/89           11206             12014        11414
    9/89           11273             12076        11479
   10/89           11418             12373        11649
   11/89           11500             12491        11742
   12/89           11551             12524        11787
    1/90           11567             12376        11785
    2/90           11625             12416        11839
    3/90           11669             12425        11878
    4/90           11696             12311        11895
    5/90           11859             12675        12074
    6/90           11974             12879        12200
    7/90           12101             13057        12337
    8/90           12142             12883        12367
    9/90           12223             12989        12463
   10/90           12351             13154        12598
   11/90           12459             13437        12727
   12/90           12586             13647        12869
    1/91           12688             13815        12976
    2/91           12760             13933        13049
    3/91           12839             14027        13129
    4/91           12955             14181        13246
    5/91           13025             14264        13316
    6/91           13082             14257        13367
    7/91           13187             14454        13481
    8/91           13349             14767        13660
    9/91           13472             15067        13808
   10/91           13600             15234        13947
   11/91           13728             15374        14080
   12/91           13907             15831        14304
    1/92           13896             15615        14260
====================================================================================================================================

(1) Lipper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    2/92           13939             15717        14302
    3/92           13964             15628        14297
    4/92           14083             15741        14425
    5/92           14176             16038        14561
    6/92           14307             16259        14715
    7/92           14438             16590        14892
    8/92           14539             16759        15030
    9/92           14666             16957        15183
   10/92           14592             16732        15067
   11/92           14573             16739        15035
   12/92           14693             17002        15184
    1/93           14819             17328        15367
    2/93           14911             17632        15510
    3/93           14948             17705        15552
    4/93           15026             17828        15650
    5/93           14987             17851        15604
    6/93           15078             18175        15719
    7/93           15110             18277        15745
    8/93           15216             18598        15877
    9/93           15262             18649        15926
   10/93           15278             18719        15948
   11/93           15294             18559        15952
   12/93           15347             18660        16008
    1/94           15439             18912        16104
    2/94           15361             18583        16007
    3/94           15318             18125        15929
    4/94           15273             17980        15875
    5/94           15278             17978        15888
    6/94           15330             17938        15934
    7/94           15446             18294        16067
    8/94           15488             18317        16117
    9/94           15468             18048        16081
   10/94           15516             18031        16118
   11/94           15455             17991        16060
   12/94           15478             18116        16095
    1/95           15680             18474        16303
    2/95           15846             18913        16505
    3/95           15925             19029        16590
    4/95           16052             19295        16726
    5/95           16280             20042        16987
    6/95           16362             20189        17078
    7/95           16429             20144        17123
    8/95           16511             20387        17218
    9/95           16575             20585        17297
   10/95           16708             20853        17435
   11/95           16820             21165        17577
   12/95           16934             21462        17701
    1/96           17063             21605        17835
    2/96           17015             21229        17770
    3/96           17022             21082        17754
    4/96           17042             20963        17755
    5/96           17082             20921        17785
    6/96           17187             21202        17907
    7/96           17246             21260        17968
    8/96           17305             21224        18012
    9/96           17431             21594        18168
   10/96           17614             22072        18368
   11/96           17707             22450        18500
   12/96           17734             22242        18492
    1/97           17814             22310        18571
    2/97           17853             22365        18595
    3/97           17846             22117        18541
    4/97           17980             22448        18711
    5/97           18100             22661        18837
    6/97           18200             22930        18971
    7/97           18374             23548        19228
    8/97           18385             23347        19200
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    9/97           18521             23691        19362
   10/97           18625             24035        19512
   11/97           18670             24146        19560
   12/97           18793             24389        19687
    1/98           18953             24702        19889
    2/98           18955             24683        19879
    3/98           19040             24768        19946
    4/98           19122             24898        20039
    5/98           19206             25134        20151
    6/98           19287             25347        20255
    7/98           19370             25401        20337
    8/98           19586             25814        20614
    9/98           19800             26419        20948
   10/98           19899             26279        21009
   11/98           19859             26428        20972
   12/98           19937             26508        21047
    1/99           19994             26697        21112
    2/99           19926             26231        20956
    3/99           20042             26376        21083
    4/99           20096             26460        21140
    5/99           20092             26228        21082
    6/99           20146             26144        21108
    7/99           20205             26033        21153
    8/99           20263             26020        21201
    9/99           20361             26322        21336
   10/99           20422             26419        21381
   11/99           20440             26417        21416
   12/99           20463             26290        21408
    1/00           20469             26204        21395
    2/00           20573             26520        21525
    3/00           20686             26870        21683
    4/00           20736             26793        21721
    5/00           20811             26781        21792
    6/00           21010             27338        22023
    7/00           21111             27586        22145
    8/00           21253             27986        22327
    9/00           21393             28162        22480
   10/00           21474             28348        22599
   11/00           21659             28812        22836
   12/00           21891             29346        23103
    1/01           22145             29826        23348
    2/01           22257             30086        23517
    3/01           22442             30237        23677
    4/01           22512             30111        23691
    5/01           22627             30293        23799
    6/01           22670             30407        23860
    7/01           22912             31087        24155
    8/01           23034             31443        24309
    9/01           23372             31810        24652
   10/01           23552             32475        24891
   11/01           23547             32027        24759
   12/01           23543             31824        24702
    1/02           23583             32082        24770
    2/02           23637             32393        24902
    3/02           23538             31854        24683
    4/02           23778             32471        24985
    5/02           23835             32747        25111
    6/02           24004             33031        25312
    7/02           24263             33429        25632
    8/02           24336             33993        25787
    9/02           24475             34544        26048
   10/02           24543             34387        26065
   11/02           24470             34378        25945
   12/02           24661             35088        26236
    1/03           24656             35118        26207
    2/03           24737             35604        26356
    3/03           24774             35576        26401
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    4/03           24806             35870        26439
    5/03           24883             36538        26611
    6/03           24911             36466        26618
    7/03           24794             35240        26407
    8/03           24794             35474        26405
    9/03           24982             36413        26662
   10/03           24910             36073        26558
   11/03           24885             36160        26533
   12/03           25004             36528        26667
    1/04           25027             36822        26717
    2/04           25122             37220        26842
    3/04           25169             37499        26915
    4/04           24948             36523        26640
    5/04           24923             36377        26600
    6/04           24901             36583        26602
    7/04           24978             36945        26681
    8/04           25105             37650        26854
    9/04           25090             37752        26842
   10/04           25150             38069        26915
   11/04           25014             37765        26789
   12/04           25062             38112        26842
    1/05           25029             38352        26838
    2/05           24994             38125        26775
    3/05           24992             37930        26771
    4/05           25089             38443        26907
    5/05           25165             38859        27006
    6/05           25192             39071        27057
    7/05           25147             38715        26972
    8/05           25278             39211        27137
    9/05           25209             38807        27066
   10/05           25197             38500        27053
   11/05           25260             38671        27129
   12/05           25353             39038        27225
    1/06           25374             39040        27254
    2/06           25414             39170        27270
    3/06           25440             38786        27285
    4/06           25513             38715        27358
    5/06           25541             38674        27389
    6/06           25570             38756        27440
    7/06           25731             39280        27628
    8/06           25893             39881        27819
    9/06           26001             40232        27958
   10/06           26064             40498        28066
   11/06           26176             40968        28208
   12/06           26189             40730        28193
    1/07           26254             40713        28247
    2/07           26417             41341        28469
    3/07           26510             41342        28564
    4/07           26600             41565        28668
    5/07           26587             41250        28617
    6/07           26677             41128        28712
    7/07           26877             41471        28972
    8/07           27130             41980        29257
    9/07           27271             42298        29431
   10/07           27361             42678        29543
   11/07           27771             43445        30032
   12/07           27827             43568        30104
    1/08           28233             44299        30598
    2/08           28496             44361        30882
    3/08           28538             44512        30962
    4/08           28327             44419        30700
    5/08           28253             44093        30568
    6/08           28310             44058        30657
    7/08           28427             44022        30778
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
                                             CLASS A SHARES
Inception (12/15/87)                 5.20%   Inception (12/15/87)                 5.20%
10 Years                             3.81    10 Years                             3.81
 5 Years                             2.56     5 Years                             2.38
 1 Year                              4.71     1 Year                              5.08

CLASS A3 SHARES                              CLASS A3 SHARES
10 Years                             3.74%   10 Years                             3.74%
 5 Years                             2.63     5 Years                             2.47
 1 Year                              5.65     1 Year                              6.03
==========================================   ==========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS        THE PERFORMANCE DATA QUOTED REPRESENT
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    PAST PERFORMANCE AND CANNOT GUARANTEE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    COMPARABLE FUTURE RESULTS; CURRENT
ARE THE BLENDED RETURNS OF THE HISTORICAL    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
PERFORMANCE OF CLASS A3 SHARES SINCE THEIR   VISIT INVESCOAIM.COM FOR THE MOST RECENT
INCEPTION AND THE RESTATED HISTORICAL        MONTH-END PERFORMANCE. PERFORMANCE FIGURES
PERFORMANCE OF CLASS A SHARES (FOR PERIODS   REFLECT REINVESTED DISTRIBUTIONS, CHANGES
PRIOR TO THE INCEPTION OF CLASS A3 SHARES)   IN NET ASSET VALUE AND THE EFFECT OF THE
AT NET ASSET VALUE, ADJUSTED TO REFLECT      MAXIMUM SALES CHARGE UNLESS OTHERWISE
THE HIGHER RULE 12B-1 FEES APPLICABLE TO     STATED. INVESTMENT RETURN AND PRINCIPAL
CLASS A3 SHARES. CLASS A SHARES INCEPTION    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
DATE IS DECEMBER 15, 1987.                   A GAIN OR LOSS WHEN YOU SELL SHARES.

   THE TOTAL ANNUAL FUND OPERATING EXPENSE      CLASS A SHARE PERFORMANCE REFLECTS THE
RATIO SET FORTH IN THE MOST RECENT FUND      MAXIMUM 1.00% SALES CHARGE. CLASS A3
PROSPECTUS AS OF THE DATE OF THIS REPORT     SHARES DO NOT HAVE A FRONT-END SALES
FOR CLASS A AND CLASS A3 SHARES WAS 0.67%    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
AND 0.77%, RESPECTIVELY. THE EXPENSE         QUOTED IS AT NET ASSET VALUE.
RATIOS PRESENTED ABOVE MAY VARY FROM THE
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS      THE PERFORMANCE OF THE FUND'S SHARE
OF THIS REPORT THAT ARE BASED ON EXPENSES    CLASSES WILL DIFFER PRIMARILY DUE TO
INCURRED DURING THE PERIOD COVERED BY THIS   DIFFERENT SALES CHARGE STRUCTURES AND
REPORT.                                      CLASS EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.


7   AIM LIMITED MATURITY TREASURY FUND

AIM LIMITED MATURITY TREASURY FUND'S INVESTMENT OBJECTIVE IS LIQUIDITY WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE, AND, CONSISTENT
WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          o  The LIPPER SHORT U.S. TREASURY FUNDS
                                                CATEGORY AVERAGE represents an average
o  As of close of business October 30,          of all of the funds in the Lipper Short
   2002, Class A shares were closed to new      U.S. Treasury Funds category. These
   investors.                                   funds invest at least 65% of their
                                                assets in U.S. Treasury bills, notes,
PRINCIPAL RISKS OF INVESTING IN THE FUND        and bonds with dollar-weighted average
                                                maturities of less than three years.
o  The Fund may engage in active and
   frequent trading of portfolio             o  The Fund is not managed to track the
   securities to achieve its investment         performance of any particular index,
   objective. If a fund does trade in this      including the indexes defined here, and
   way, it may incur increased costs,           consequently, the performance of the
   which can lower the actual return of         Fund may deviate significantly from the
   the fund. Active trading may also            performance of the indexes.
   increase short term gains and losses,
   which may affect taxes that must be       o  A direct investment cannot be made in
   paid.                                        an index. Unless otherwise indicated,
                                                index results include reinvested
o  Interest rate risk refers to the risk        dividends, and they do not reflect
   that bond prices generally fall as           sales charges. Performance of an index
   interest rates rise; conversely, bond        of funds reflects fund expenses;
   prices generally rise as interest rates      performance of a market index does not.
   fall.
                                             OTHER INFORMATION
o  Leveraging entails risks such as
   magnifying changes in the value of the    o  The returns shown in management's
   portfolio's securities.                      discussion of Fund performance are
                                                based on net asset values calculated
o  There is no guarantee that the               for shareholder transactions. Generally
   investment techniques and risk analyses      accepted accounting principles require
   used by the Fund's portfolio managers        adjustments to be made to the net
   will produce the desired results.            assets of the Fund at period end for
                                                financial reporting purposes, and as
o  Reinvestment risk is the risk that a         such, the net asset values for
   bond's cash flows will be reinvested at      shareholder transactions and the
   an interest rate below that on the           returns based on those net asset values
   original bond.                               may differ from the net asset values
                                                and returns reported in the Financial
ABOUT INDEXES USED IN THIS REPORT               Highlights.

o  The LEHMAN BROTHERS U.S. AGGREGATE BOND   o  Industry classifications used in this
   INDEX covers U.S. investment-grade           report are generally according to the
   fixed-rate bonds with components for         Global Industry Classification
   government and corporate securities,         Standard, which was developed by and is
   mortgage pass-throughs, and                  the exclusive property and a service
   asset-backed securities.                     mark of MSCI Inc. and Standard &
                                                Poor's.
o  The LEHMAN BROTHERS 1-2 YEAR U.S.
   GOVERNMENT BOND INDEX includes market     o  The Chartered Financial
   value-weighted government debt issues        Analyst--REGISTERED TRADEMARK--
   with maturities between one and two          (CFA--REGISTERED TRADEMARK--)
   years.                                       designation is a globally recognized
                                                standard for measuring the competence
                                                and integrity of investment
                                                professionals.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================
                                                                                          FUND NASDAQ SYMBOLS
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class A Shares                       SHTIX
                                                                                          Class A3 Shares                      LMTAX


8   AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS

July 31, 2008



                                                                PRINCIPAL
                                                    MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-99.33%(A)

4.00%                                               08/31/09   $18,300,000   $ 18,634,524
-----------------------------------------------------------------------------------------
4.00%                                               09/30/09    18,300,000     18,666,000
-----------------------------------------------------------------------------------------
3.63%                                               10/31/09    18,300,000     18,611,649
-----------------------------------------------------------------------------------------
3.13%                                               11/30/09    18,300,000     18,502,947
-----------------------------------------------------------------------------------------
3.25%                                               12/31/09    18,300,000     18,540,096
-----------------------------------------------------------------------------------------
2.13%                                               01/31/10    18,300,000     18,254,250
-----------------------------------------------------------------------------------------
2.00%                                               02/28/10    18,300,000     18,208,500
-----------------------------------------------------------------------------------------
1.75%                                               03/31/10    18,300,000     18,122,673
-----------------------------------------------------------------------------------------
2.13%                                               04/30/10    18,300,000     18,231,375
-----------------------------------------------------------------------------------------
2.63%                                               05/31/10    18,300,000     18,362,952
-----------------------------------------------------------------------------------------
2.88%                                               06/30/10    18,300,000     18,440,178
-----------------------------------------------------------------------------------------
2.75%                                               07/31/10    18,300,000     18,380,154

TOTAL INVESTMENTS-99.33% (Cost $219,804,640)                                  220,955,298
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.67%                                             1,498,934
=========================================================================================
NET ASSETS-100.00%                                                           $222,454,232
_________________________________________________________________________________________
=========================================================================================




Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $220,955,298, which represented 99.33% of the Fund's Net Assets. See Note 1A.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost $219,804,640)                           $220,955,298
--------------------------------------------------------------------------------
Cash                                                                      45,257
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       828,611
--------------------------------------------------------------------------------
  Interest                                                             1,357,176
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         52,240
--------------------------------------------------------------------------------
Other assets                                                              18,065
================================================================================
     Total assets                                                    223,256,647
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 520,456
--------------------------------------------------------------------------------
  Dividends                                                               35,245
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              75,800
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        78,505
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        92,409
================================================================================
     Total liabilities                                                   802,415
================================================================================
Net assets applicable to shares outstanding                         $222,454,232
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $226,783,424
--------------------------------------------------------------------------------
Undistributed net investment income                                       (5,141)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (5,474,709)
--------------------------------------------------------------------------------
Unrealized appreciation                                                1,150,658
================================================================================
                                                                    $222,454,232
________________________________________________________________________________



NET ASSETS:

Class A                                                             $114,346,747
________________________________________________________________________________
================================================================================
Class A3                                                            $ 90,058,061
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 18,049,424
________________________________________________________________________________
================================================================================



SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               11,132,970
________________________________________________________________________________
================================================================================
Class A3                                                               8,769,943
________________________________________________________________________________
================================================================================
Institutional Class                                                    1,756,130
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      10.27
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.27 divided by 99.00%)                  $      10.37
________________________________________________________________________________
================================================================================
Class A3:
  Net asset value and offering price per share                      $      10.27
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      10.28
________________________________________________________________________________
================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $ 7,668,387
===============================================================================================


EXPENSES:

Advisory fees                                                                           402,786
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             50,000
-----------------------------------------------------------------------------------------------
Custodian fees                                                                           11,015
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                               193,685
-----------------------------------------------------------------------------------------------
  Class A3                                                                              141,777
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A and A3                                                         268,744
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      6,647
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                20,743
-----------------------------------------------------------------------------------------------
Other                                                                                   160,625
===============================================================================================
     Total expenses                                                                   1,256,022
===============================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                             (12,485)
===============================================================================================
     Net expenses                                                                     1,243,537
===============================================================================================
Net investment income                                                                 6,424,850
===============================================================================================


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities                                          3,610,710
===============================================================================================
Change in net unrealized appreciation of investment securities                          913,945
===============================================================================================
Net realized and unrealized gain                                                      4,524,655
===============================================================================================
Net increase in net assets resulting from operations                                $10,949,505
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  6,424,850    $  8,182,487
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     3,610,710        (800,444)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                          913,945       1,362,217
========================================================================================================
     Net increase in net assets resulting from operations                     10,949,505       8,744,260
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (4,241,157)     (6,583,656)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                    (1,652,030)     (1,155,114)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (531,661)       (443,717)
========================================================================================================
     Total distributions from net investment income                           (6,424,848)     (8,182,487)
========================================================================================================
Share transactions-net:
  Class A                                                                    (30,884,179)    (36,943,800)
--------------------------------------------------------------------------------------------------------
  Class A3                                                                    62,758,283      (7,139,363)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          5,457,024      (2,091,820)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           37,331,128     (46,174,983)
========================================================================================================
     Net increase (decrease) in net assets                                    41,855,785     (45,613,210)
========================================================================================================


NET ASSETS:

  Beginning of year                                                          180,598,447     226,211,657
========================================================================================================
  End of year (including undistributed net investment income of $(5,141)
     and $(9,527), respectively)                                            $222,454,232    $180,598,447
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM LIMITED MATURITY TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class A3 shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

13        AIM LIMITED MATURITY TREASURY FUND
      statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.20%
-------------------------------------------------------------------
Over $500 million                                            0.175%
___________________________________________________________________
===================================================================




  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $5,910.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $3,334 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,575.


14        AIM LIMITED MATURITY TREASURY FUND

NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $3,534 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                       $6,424,848     $8,182,487
_______________________________________________________________________________________________________
=======================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $     85,444
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                             1,107,233
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (90,582)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                             (5,431,287)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        226,783,424
================================================================================================
Total net assets                                                                    $222,454,232
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund utilized $3,304,117 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
July 31, 2014                                                         $2,144,599
---------------------------------------------------------------------------------
July 31, 2015                                                          3,286,688
=================================================================================
Total capital loss carryforward                                       $5,431,287
_________________________________________________________________________________
=================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


15        AIM LIMITED MATURITY TREASURY FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the year ended July 31, 2008 was $289,113,351 and $252,066,020, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $1,386,930
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (279,697)
===============================================================================================
Net unrealized appreciation of investment securities                                 $1,107,233
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $219,848,065




NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of proxy costs, on July 31, 2008, undistributed net investment income was increased by $4,384 and shares of beneficial interest decreased by $4,384. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                             -----------------------------------------------------------
                                                                       2008(a)                           2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,286,351     $ 13,181,488      1,314,883     $ 13,172,314
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    8,506,899       87,066,227        817,845        8,189,965
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,312,346       13,465,832        469,564        4,705,387
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       364,238        3,726,164        579,468        5,806,885
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      148,355        1,522,955        102,420        1,026,104
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            49,323          505,716         39,865          399,710
========================================================================================================================
Reacquired:
  Class A                                                    (4,656,768)     (47,791,831)    (5,587,374)     (55,922,999)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                   (2,520,889)     (25,830,899)    (1,632,715)     (16,355,432)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (834,375)      (8,514,524)      (718,847)      (7,196,917)
========================================================================================================================
                                                              3,655,480     $ 37,331,128     (4,614,891)    $(46,174,983)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
      In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


16        AIM LIMITED MATURITY TREASURY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                   INCOME (LOSS) FROM
                                 INVESTMENT OPERATIONS
                               -------------------------
                                             NET GAINS                              DISTRIBUTIONS
                                              (LOSSES)                ----------------------------------------
                    NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                      VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                    BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                    OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08            $10.03      $0.33(c)     $ 0.24        $0.57      $(0.33)       $   --         $(0.33)      $10.27
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             10.00       0.41          0.03         0.44       (0.41)           --          (0.41)       10.03
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             10.10       0.33         (0.10)        0.23       (0.33)           --          (0.33)       10.00
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             10.25       0.20(c)      (0.13)        0.07       (0.20)        (0.02)         (0.22)       10.10
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             10.46       0.12         (0.04)        0.08       (0.12)        (0.17)         (0.29)       10.25
--------------------------------------------------------------------------------------------------------------------------
CLASS A3
Year ended
  07/31/08             10.03       0.32(c)       0.24         0.56       (0.32)           --          (0.32)       10.27
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             10.00       0.40          0.03         0.43       (0.40)           --          (0.40)       10.03
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             10.09       0.32         (0.09)        0.23       (0.32)           --          (0.32)       10.00
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             10.25       0.18(c)      (0.14)        0.04       (0.18)        (0.02)         (0.20)       10.09
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             10.46       0.10         (0.04)        0.06       (0.10)        (0.17)         (0.27)       10.25
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
  CLASS
Year ended
  07/31/08             10.04       0.35(c)       0.24         0.59       (0.35)           --          (0.35)       10.28
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             10.00       0.44          0.04         0.48       (0.44)           --          (0.44)       10.04
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             10.10       0.36         (0.10)        0.26       (0.36)           --          (0.36)       10.00
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             10.25       0.23(c)      (0.13)        0.10       (0.23)        (0.02)         (0.25)       10.10
--------------------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             10.46       0.14         (0.04)        0.10       (0.14)        (0.17)         (0.31)       10.25
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                    RATIO OF          RATIO OF
                                                    EXPENSES          EXPENSES
                                                   TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                   NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                  NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                      TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                    RETURN(A)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(B)
------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08             5.76%       $114,347           0.61%(d)          0.61%(d)       3.19%(d)      126%
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             4.47         141,832           0.67              0.67           4.08          107
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             2.31         178,347           0.66              0.66           3.26          103
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             0.68         241,553           0.60              0.61           1.96          142
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             0.75         366,473           0.59              0.60           1.13          100
------------------------------------------------------------------------------------------------------------
CLASS A3
Year ended
  07/31/08             5.65          90,058           0.71(d)           0.71(d)        3.10(d)       126
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             4.37          26,431           0.77              0.77           3.98          107
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             2.31          33,476           0.76              0.76           3.16          103
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             0.39          40,524           0.79              0.80           1.77          142
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             0.56          58,453           0.79              0.80           0.93          100
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
  CLASS
Year ended
  07/31/08             6.02          18,049           0.36(d)           0.36(d)        3.45(d)       126
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/07             4.88          12,335           0.36              0.36           4.38          107
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/06             2.63          14,389           0.35              0.35           3.57          103
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/05             0.93          11,412           0.31              0.32           2.25          142
------------------------------------------------------------------------------------------------------------
Year ended
  07/31/04             1.01           4,641           0.34              0.35           1.38          100
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $129,123, $56,711 and $15,559 for Class A, Class A3, and Institutional Class shares, respectively.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal

17        AIM LIMITED MATURITY TREASURY FUND
costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM LIMITED MATURITY TREASURY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Limited Maturity Treasury Fund:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




19        AIM LIMITED MATURITY TREASURY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,006.70       $2.94       $1,021.93       $2.97        0.59%
---------------------------------------------------------------------------------------------------
       A3            1,000.00       1,006.20        3.44        1,021.43        3.47        0.69
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


20        AIM LIMITED MATURITY TREASURY FUND

Supplement to Annual Report dated 7/31/08

AIM LIMITED MATURITY TREASURY FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 7/31/08                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (7/13/87)                  5.49%   those shown. All returns assume
shareholders with a performance overview     10 Years                             4.18    reinvestment of distributions at NAV.
specific to their holdings. Institutional     5 Years                             3.07    Investment return and principal value will
Class shares are offered exclusively to       1 Year                              6.02    fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Please consult your Fund prospectus for
                                             For periods ended 6/30/08, most recent       more information. For the most current
                                             calendar quarter-end                         month-end performance, please call 800 451
                                                                                          4246 or visit invescoaim.com.
                                             Inception (7/13/87)                  5.49%
                                             10 Years                             4.18
                                              5 Years                             2.90
                                              1 Year                              6.40
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.36%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses in the past,
                                             performance would have been lower.

==========================================
NASDAQ SYMBOL                        ALMIX

Information on your Fund's expenses later in this supplement.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LTD-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

Supplement to Annual Report dated 7/31/08

AIM LIMITED MATURITY TREASURY FUND

Past performance cannot guarantee               The performance data shown in the chart      This chart, which is a logarithmic
comparable future results.                   above is that of the Fund's institutional    chart, presents the fluctuations in the
                                             share class. The performance data shown in   value of the Fund and its indexes. We
   The data shown in the chart above         the chart in the annual report is that of    believe that a logarithmic chart is more
includes reinvested distributions and Fund   the Fund's Class A, B, C and R shares. The   effective than other types of charts in
expenses including management fees. Index    performance of the Fund's other share        illustrating changes in value during the
results include reinvested dividends.        classes will differ primarily due to         early years shown in the chart. The
Performance of an index of funds reflects    different sales charge structures and        vertical axis, the one that indicates the
fund expenses and management fees;           class expenses, and may be greater than or   dollar value of an investment, is
performance of a market index does not.      less than the performance of the Fund's      constructed with each segment representing
Performance shown in the chart and           Institutional Class shares shown in the      a percent change in the value of the
table(s) does not reflect deduction of       chart above.                                 investment. In this chart, each segment
taxes a shareholder would pay on Fund                                                     represents a doubling, or 100% change, in
distributions or sale of Fund shares.                                                     the value of the investment. In other
                                                                                          words, the space between $5,000 and
                                                                                          $10,000 is the same size as the space
                                                                                          between $10,000 and $20,000, and so on.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LTD-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- INSTITUTIONAL CLASS SHARES
Index data from 6/30/87, Fund data from 7/13/87

                  AIM                                 Lipper
            Limited Maturity                         Short U.S.
             Treasury Fund-     Lehman Brothers   Treasury Funds
          Institutional Class    U.S. Aggregate      Category
  Date           Shares          Bond Index(1)      Average(1)

6/30/87                         $         10000   $        10000
   7/87   $             10005              9992            10035
   8/87                 10024              9939            10037
   9/87                  9992              9727             9983
  10/87                 10187             10074            10195
  11/87                 10228             10154            10242
  12/87                 10281             10293            10307
   1/88                 10406             10654            10458
   2/88                 10476             10781            10537
   3/88                 10509             10680            10555
   4/88                 10521             10622            10562
   5/88                 10524             10551            10550
   6/88                 10621             10805            10662
   7/88                 10635             10749            10672
   8/88                 10660             10777            10688
   9/88                 10776             11021            10816
  10/88                 10875             11228            10918
  11/88                 10860             11092            10893
  12/88                 10896             11104            10922
   1/89                 10980             11264            11003
   2/89                 11000             11182            11011
   3/89                 11049             11231            11060
   4/89                 11200             11466            11239
   5/89                 11332             11767            11388
   6/89                 11496             12125            11587
   7/89                 11641             12383            11761
   8/89                 11607             12200            11691
   9/89                 11676             12262            11757
  10/89                 11831             12564            11932
  11/89                 11923             12684            12026
  12/89                 11970             12718            12072
   1/90                 11991             12567            12070
   2/90                 12052             12607            12126
   3/90                 12098             12617            12165
   4/90                 12128             12501            12183
   5/90                 12300             12871            12366
   6/90                 12418             13078            12495
   7/90                 12552             13259            12636
   8/90                 12597             13081            12667
   9/90                 12690             13190            12765
  10/90                 12825             13357            12904
  11/90                 12932             13645            13035
  12/90                 13069             13857            13180
   1/91                 13179             14029            13290
   2/91                 13256             14148            13365
   3/91                 13339             14244            13447
   4/91                 13461             14400            13567
   5/91                 13529             14484            13639
   6/91                 13594             14477            13691
   7/91                 13703             14678            13808
   8/91                 13866             14995            13991
   9/91                 13999             15299            14143
====================================================================================================================================

1 Lipper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

  10/91                 14133             15469            14285
  11/91                 14266             15611            14421
  12/91                 14456             16075            14651
   1/92                 14446             15856            14606
   2/92                 14494             15959            14649
   3/92                 14523             15869            14643
   4/92                 14649             15984            14774
   5/92                 14747             16286            14914
   6/92                 14886             16510            15072
   7/92                 15024             16847            15253
   8/92                 15132             17017            15394
   9/92                 15267             17219            15551
  10/92                 15194             16991            15431
  11/92                 15177             16997            15399
  12/92                 15304             17265            15552
   1/93                 15439             17596            15739
   2/93                 15536             17904            15885
   3/93                 15578             17978            15929
   4/93                 15663             18104            16029
   5/93                 15625             18127            15982
   6/93                 15722             18455            16100
   7/93                 15758             18559            16126
   8/93                 15871             18885            16261
   9/93                 15922             18937            16312
  10/93                 15943             19007            16334
  11/93                 15962             18846            16338
  12/93                 16021             18948            16396
   1/94                 16120             19204            16494
   2/94                 16040             18870            16395
   3/94                 15997             18405            16314
   4/94                 15953             18258            16259
   5/94                 15961             18255            16273
   6/94                 16017             18215            16320
   7/94                 16142             18577            16456
   8/94                 16189             18600            16507
   9/94                 16171             18326            16471
  10/94                 16224             18310            16509
  11/94                 16164             18269            16449
  12/94                 16192             18395            16485
   1/95                 16406             18759            16697
   2/95                 16583             19205            16904
   3/95                 16671             19323            16992
   4/95                 16807             19593            17131
   5/95                 17049             20351            17399
   6/95                 17138             20500            17491
   7/95                 17212             20455            17538
   8/95                 17303             20702            17635
   9/95                 17374             20903            17716
  10/95                 17516             21175            17857
  11/95                 17637             21492            18003
  12/95                 17761             21794            18130
   1/96                 17899             21938            18267
   2/96                 17855             21557            18200
   3/96                 17865             21407            18184
   4/96                 17892             21287            18185
   5/96                 17939             21244            18216
   6/96                 18055             21529            18341
   7/96                 18120             21588            18403
   8/96                 18185             21552            18448
   9/96                 18322             21927            18608
  10/96                 18518             22413            18813
  11/96                 18620             22797            18948
  12/96                 18651             22585            18940
   1/97                 18739             22654            19020
   2/97                 18782             22710            19046
   3/97                 18778             22459            18991
   4/97                 18923             22795            19164
   5/97                 19053             23010            19294
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   6/97                 19162             23283            19430
   7/97                 19350             23911            19694
   8/97                 19365             23707            19665
   9/97                 19513             24057            19831
  10/97                 19626             24406            19984
  11/97                 19677             24518            20033
  12/97                 19809             24765            20164
   1/98                 19981             25083            20370
   2/98                 19987             25064            20360
   3/98                 20081             25150            20429
   4/98                 20171             25282            20525
   5/98                 20264             25522            20639
   6/98                 20353             25738            20745
   7/98                 20445             25793            20830
   8/98                 20678             26213            21114
   9/98                 20907             26826            21455
  10/98                 21016             26684            21518
  11/98                 20976             26836            21480
  12/98                 21062             26917            21557
   1/99                 21127             27109            21623
   2/99                 21060             26635            21464
   3/99                 21186             26783            21594
   4/99                 21248             26868            21652
   5/99                 21248             26633            21592
   6/99                 21309             26548            21619
   7/99                 21375             26435            21665
   8/99                 21442             26421            21714
   9/99                 21549             26728            21852
  10/99                 21596             26827            21899
  11/99                 21642             26825            21934
  12/99                 21670             26695            21926
   1/00                 21680             26608            21914
   2/00                 21819             26930            22046
   3/00                 21944             27285            22208
   4/00                 21981             27206            22248
   5/00                 22067             27194            22319
   6/00                 22285             27760            22556
   7/00                 22397             28012            22681
   8/00                 22553             28418            22867
   9/00                 22707             28596            23025
  10/00                 22797             28786            23146
  11/00                 23003             29256            23389
  12/00                 23230             29799            23662
   1/01                 23505             30286            23914
   2/01                 23653             30550            24087
   3/01                 23854             30703            24250
   4/01                 23909             30576            24265
   5/01                 24057             30760            24375
   6/01                 24105             30877            24438
   7/01                 24365             31567            24740
   8/01                 24497             31928            24898
   9/01                 24859             32301            25249
  10/01                 25056             32976            25494
  11/01                 25056             32522            25359
  12/01                 25031             32315            25300
   1/02                 25101             32577            25370
   2/02                 25161             32893            25505
   3/02                 25058             32345            25281
   4/02                 25291             32973            25590
   5/02                 25379             33253            25719
   6/02                 25562             33540            25925
   7/02                 25841             33945            26253
   8/02                 25898             34518            26412
   9/02                 26074             35077            26679
  10/02                 26152             34917            26696
  11/02                 26079             34908            26573
  12/02                 26287             35629            26871
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   1/03                 26285             35660            26842
   2/03                 26377             36153            26994
   3/03                 26422             36125            27040
   4/03                 26461             36423            27080
   5/03                 26525             37102            27255
   6/03                 26583             37029            27262
   7/03                 26463             35784            27047
   8/03                 26469             36021            27045
   9/03                 26675             36975            27308
  10/03                 26603             36630            27201
  11/03                 26582             36718            27175
  12/03                 26715             37091            27313
   1/04                 26744             37390            27364
   2/04                 26851             37795            27492
   3/04                 26907             38078            27567
   4/04                 26679             37087            27285
   5/04                 26657             36938            27245
   6/04                 26639             37147            27247
   7/04                 26727             37515            27327
   8/04                 26868             38231            27504
   9/04                 26855             38335            27492
  10/04                 26922             38656            27567
  11/04                 26809             38348            27437
  12/04                 26838             38701            27492
   1/05                 26836             38944            27488
   2/05                 26779             38714            27424
   3/05                 26782             38515            27419
   4/05                 26892             39036            27559
   5/05                 26981             39459            27660
   6/05                 27043             39674            27712
   7/05                 26975             39313            27625
   8/05                 27123             39817            27795
   9/05                 27058             39406            27722
  10/05                 27077             39095            27708
  11/05                 27153             39267            27787
  12/05                 27232             39641            27885
   1/06                 27286             39643            27914
   2/06                 27308             39775            27930
   3/06                 27344             39384            27946
   4/06                 27431             39313            28021
   5/06                 27470             39271            28053
   6/06                 27535             39354            28105
   7/06                 27690             39886            28298
   8/06                 27872             40497            28493
   9/06                 27998             40853            28636
  10/06                 28101             41123            28746
  11/06                 28231             41600            28891
  12/06                 28250             41359            28876
   1/07                 28330             41342            28931
   2/07                 28511             41979            29158
   3/07                 28619             41980            29256
   4/07                 28694             42207            29363
   5/07                 28685             41887            29310
   6/07                 28817             41763            29407
   7/07                 29039             42111            29674
   8/07                 29289             42627            29966
   9/07                 29476             42951            30144
  10/07                 29579             43337            30259
  11/07                 30029             44116            30759
  12/07                 30068             44240            30833
   1/08                 30543             44983            31339
   2/08                 30833             45045            31630
   3/08                 30886             45199            31712
   4/08                 30663             45105            31443
   5/08                 30590             44774            31308
   6/08                 30657             44738            31399
   7/08                 30785             44701            31523
====================================================================================================================================

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional          1,000.00      $1,007.90       $1.85       $1,023.02       $1.86        0.37%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM LIMITED MATURITY TREASURY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Limited Maturity Treasury Fund (the Fund)    (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written                 The Board reviewed the advisory
meet throughout the year to review the       evaluation.                                  services provided to the Fund by Invesco
performance of their assigned funds, and                                                  Aim under the Fund's investment advisory
the Sub-Committees review monthly and           During the annual contract renewal        agreement, the performance of Invesco Aim
quarterly comparative performance            process, the Board considered the factors    in providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed income
strategies and limitations of these funds.   sub-advisory agreements were considered      trading operations. The Board concluded
                                             separately, although the Board also          that the nature, extent and quality of the
   In addition to their meetings             considered the common interests of all of    advisory services provided to the Fund by
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meet at designated contract renewal          Board considered all of the information      Invesco Aim currently is providing
meetings each year to conduct an in-depth    provided to them and did not identify any    satisfactory advisory services in
review of the performance, fees and          particular factor that was controlling.      accordance with the terms of the Fund's
expenses of their assigned funds. During     Each Trustee may have evaluated the          investment advisory agreement. In
the contract                                 information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


21   AIM LIMITED MATURITY TREASURY FUND

managers, the Board concluded that these     However, due to the Fund's                   that, due to the Fund's asset level at the
individuals are competent and able to        underperformance, the Board also             end of the past calendar year and the way
continue to carry out their                  concluded that it would be appropriate for   in which the breakpoint has been
responsibilities under the Fund's            the Board to continue to monitor more        structured, the Fund has yet to benefit
investment advisory agreement.               closely the performance of the Fund.         from the breakpoint. Based on this
                                             Although the independent written             information, the Board concluded that the
   In determining whether to continue the    evaluation of the Fund's Senior Officer      Fund's advisory fees would reflect
Fund's investment advisory agreement, the    only considered Fund performance through     economies of scale at higher asset levels.
Board considered the prior relationship      the most recent calendar year, the Board     The Board also noted that the Fund shares
between Invesco Aim and the Fund, as well    also reviewed more recent Fund performance   directly in economies of scale through
as the Board's knowledge of Invesco Aim's    and this review did not change their         lower fees charged by third party service
operations, and concluded that it was        conclusions.                                 providers based on the combined size of
beneficial to maintain the current                                                        all of the AIM Funds and affiliates.
relationship, in part, because of such          C. Advisory Fees and Fee Waivers
knowledge. The Board also considered the                                                     E. Profitability and Financial
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual          Resources of Invesco Aim
have taken over the last several years to    advisory fee rate to the contractual
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's    The Board reviewed information from
services they provide to the AIM Funds in    Lipper expense group that are not managed    Invesco Aim concerning the costs of the
the areas of investment performance,         by Invesco Aim, at a common asset level      advisory and other services that Invesco
product line diversification,                and as of the end of the past calendar       Aim and its affiliates provide to the Fund
distribution, fund operations, shareholder   year. The Board noted that the Fund's        and the profitability of Invesco Aim and
services and compliance. The Board           contractual advisory fee rate was below      its affiliates in providing these
concluded that the quality and efficiency    the median contractual advisory fee rate     services. The Board also reviewed
of the services Invesco Aim and its          of funds in its expense group. The Board     information concerning the financial
affiliates provide to the AIM Funds in       also reviewed the methodology used by        condition of Invesco Aim and its
each of these areas have generally           Lipper in determining contractual fee        affiliates. The Board also reviewed with
improved, and support the Board's approval   rates. The Board noted that Invesco Aim      Invesco Aim the methodology used to
of the continuance of the Fund's             does not serve as an advisor to other        prepare the profitability information. The
investment advisory agreement.               mutual funds or other clients with           Board considered the overall profitability
                                             investment strategies comparable to those    of Invesco Aim, as well as the
   B. Fund Performance                       of the Fund.                                 profitability of Invesco Aim in connection
                                                                                          with managing the Fund. The Board noted
The Board compared the Fund's performance       The Board noted that Invesco Aim has      that Invesco Aim continues to operate at a
during the past one, three and five          not proposed any advisory fee waivers or     net profit, although increased expenses in
calendar years to the performance of funds   expense limitations for the Fund. The        recent years have reduced the
in the Fund's performance group that are     Board concluded that it was not necessary    profitability of Invesco Aim and its
not managed by Invesco Aim, and against      at this time to discuss with Invesco Aim     affiliates. The Board concluded that the
the performance of all funds in the Lehman   whether to implement any such waivers or     Fund's fees were fair and reasonable, and
1-2 Year Government Bond Index. The Board    expense limitations because the Fund's       that the level of profits realized by
also reviewed the criteria used by Invesco   total expenses for one class were below      Invesco Aim and its affiliates from
Aim to identify the funds in the Fund's      median total expenses, and, net of           providing services to the Fund was not
performance group for inclusion in the       transfer agent fees above the median and     excessive in light of the nature, quality
Lipper reports. The Board noted that the     12b-1 marketing fees, the Fund's total       and extent of the services provided. The
Fund's performance was in the fourth         expenses for the other class were below,     Board considered whether Invesco Aim is
quintile of its performance group for the    the median total expenses of the funds in    financially sound and has the resources
one and three year periods, and the third    the Fund's expense group that are not        necessary to perform its obligations under
quintile for the five year period (the       managed by Invesco Aim.                      the Fund's investment advisory agreement,
first quintile being the best performing                                                  and concluded that Invesco Aim has the
funds and the fifth quintile being the          After taking account of the Fund's        financial resources necessary to fulfill
worst performing funds). The Board noted     contractual advisory fee rate, as well as    these obligations.
that the Fund's performance was below the    the comparative advisory fee information
performance of the Index for the one,        discussed above, the Board concluded that       F. Independent Written Evaluation of
three and five year periods. The Board       the Fund's advisory fees were fair and             the Fund's Senior Officer
also noted that Invesco Aim acknowledges     reasonable.
the Fund's underperformance and is focused                                                The Board noted that, at their direction,
on the longer term and business issues          D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
that affect the Fund's performance. The                                                   independent of Invesco Aim and Invesco
Board also considered the steps Invesco      The Board considered the extent to which     Aim's affiliates, had prepared an
Aim has taken over the last several years    there are economies of scale in Invesco      independent written evaluation to assist
to improve the quality and efficiency of     Aim's provision of advisory services to      the Board in determining the
the services that Invesco Aim provides to    the Fund. The Board also considered          reasonableness of the proposed management
the AIM Funds. The Board concluded that      whether the Fund benefits from such          fees of the AIM Funds, including the Fund.
Invesco Aim continues to be responsive to    economies of scale through contractual       The Board noted that they had relied upon
the Board's focus on fund performance.       breakpoints in the Fund's advisory fee       the Senior Officer's written evaluation
                                             schedule or through advisory fee waivers     instead of a competitive bidding process.
                                             or expense limitations. The Board noted      In determining whether to continue the
                                             that the Fund's contractual advisory fee
                                             schedule includes one breakpoint but

                                                                                                                           continued


22   AIM LIMITED MATURITY TREASURY FUND

Fund's investment advisory agreement, the    contractually agreed to waive through at     agreements for the Fund, as no Affiliated
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       Sub-Adviser served as a sub-adviser to the
written evaluation.                          payable by the Fund in an amount equal to    Fund prior to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by            II. Sub-Advisory Agreements               Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered           A. Nature, Extent and Quality of      Sub-Advisers are affiliates. After taking
that these services are provided to the                Services Provided by Affiliated    account of the Fund's contractual
Fund pursuant to written contracts which               Sub-Advisors                       sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market funds
advised by Invesco Aim pursuant to              B. Fund Performance
procedures approved by the Board. The
Board noted that Invesco Aim will receive    The Board did not view Fund performance as
advisory fees from these affiliated money    a relevant factor in considering whether
market funds attributable to such            to approve the sub-advisory
investments, although Invesco Aim has


23   AIM LIMITED MATURITY TREASURY FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                               0%
     Corporate Dividends Received Deduction*                  0%
     U.S. Treasury Obligations*                             100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 99.98%.


24        AIM LIMITED MATURITY TREASURY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Limited Maturity Treasury Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................       7,424,773        339,887         314,522        2,181,472



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


25        AIM LIMITED MATURITY TREASURY FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly:  Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Fee
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation


--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


26        AIM LIMITED MATURITY TREASURY FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust, and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     INVESCO Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




27        AIM LIMITED MATURITY TREASURY FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco    [INVESCO AIM LOGO]
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco     --SERVICE MARK--
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc.
is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                   invescoaim.com   LTD-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                 AIM MONEY MARKET FUND
 - SERVICE MARK -                  Annual Report to Shareholders - July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letter to Shareholders
3    Facts about your Fund
4    Letter from Independent Chair of Board of Trustees
5    Supplemental Information
6    Schedule of Investments
9    Financial Statements
12   Notes to Financial Statements
16   Financial Highlights
18   Auditor's Report
19   Fund Expenses
20   Approval of Investment Advisory Agreement
23   Tax Information
24   Results of Proxy
25   Trustees and Officers

                         Dear Shareholder:

                         I am pleased to present this report on the performance of AIM Money Market Fund for the one-year period ended July 31, 2008. Thank you for investing with us.

        [TAYLOR             Throughout the year covered by this report, your Fund focused on three objectives:
         PHOTO]
                            o  Safety of principal
     Phillip Taylor
                            o  Liquidity

                            o  The highest possible yield consistent with safety of principal

                            Your Fund invests only in high quality U.S. dollar denominated short-term fixed income obligations. At the close of the fiscal year, the Fund had 58 holdings, its net assets totaled $1.2 billion, and its weighted average maturity was 39 days.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year covered by this report. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of
2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 3.3% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2) By lowering its federal funds target rate by 3.25 percentage points, the Fed hoped to stimulate economic growth and make money more available to cash-strapped consumers as well as hard-pressed businesses. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In the hope that consumers could help stimulate the U.S. economy, economic stimulus checks totaling $92 billion were mailed to more than 112 million taxpayers during the spring and summer.(3) The full effect of those tax rebates remains to be seen.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks. (Previously, only large commercial banks were eligible for such loans.) In late June 2008, the Fed -- noting that "although downside risks to growth remain, they have diminished somewhat"
-- promised to closely monitor economic and financial developments and act as needed to promote sustainable economic growth.(2)

   The yield curve began the fiscal year slightly inverted, with three-month Treasuries yielding 4.96% and 30-year Treasuries yielding 4.92%.(4) (A yield curve is a graph that shows the yields of similar-grade fixed income investments according to their maturities.) By July 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.67%
and 30-year Treasuries yielding 4.60%.(4) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets. Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year.

   On a more positive note, these interest rate trends may suggest that better economic times are ahead. With an inverted or negative yield curve, as we saw at the beginning of the fiscal year, short-term yields are higher than long-term yields. With a normal or positive yield curve, short-term yields are lower than long-term yields. Historically, inverted yield curves have been reliable predictors of difficult economic times, while normal yield curves have portended a relatively healthy and expanding economy.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at numerous investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.


2   AIM MONEY MARKET FUND

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our Web site, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued investment in AIM Money Market Fund.

Sincerely,


/s/ Philip Taylor

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

1 Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 U.S. Department of the Treasury; 4 Lehman Brothers

Market volatility increased significantly in September after the close of the Fund's fiscal year. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely the result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles'
heel of our financial system, creating a liquidity crisis of historic severity. Now those securities remain on the financial institutions' balance sheets -- eroding capital, driving down profits and preventing normal trading among banks and other financial institutions due to the participating financial institutions' stability being in question. In September, this situation came to a head as some of these institutions began running out of the capital needed to operate their businesses and found investors unwilling to supply fresh capital.

FACTS ABOUT YOUR FUND

==========================================   =======================================================================================
PORTFOLIO COMPOSITION BY MATURITY            AIM MONEY MARKET FUND SEVEN-DAY YIELDS BY SHARE CLASS*

Maturity distribution of Fund holdings in                                                                     As of
days, as of 7/31/08                                                                                          7/31/08   As of 7/31/07
                                             AIM Cash Reserve Shares                                          1.78%        4.39%
1-7                                  46.5%   Class B Shares                                                   1.04         3.64
8-30                                  5.1    Class C Shares                                                   1.04         3.64
31-90                                38.8    Class R Shares                                                   1.54         4.14
91-180                                9.6    Investor Class Shares                                            1.93         4.64
==========================================   =======================================================================================

The number of days to maturity of each       *  Had fees not been waived, seven-day yields as of July 31,2008, would have been
holding is determined in accordance with        1.68%, 0.94%, 0.94% and 1.44% for AIM Cash Reserve Shares, Class B, Class C and
the provisions of Rule 2a-7 of the              Class R shares, respectively.
Investment Company Act of 1940.
                                             PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS;
                                             CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT INVESCOAIM.COM FOR THE MOST RECENT
                                             MONTH-END PERFORMANCE.

                                             AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                             CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF,
                                             OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                             VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
                                             IN THE FUND.

                                             TEAM MANAGED BY INVESCO AIM ADVISORS, INC.


3   AIM MONEY MARKET FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
       [CROCKETT         short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent
        PHOTO]           investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

    Bruce Crockett          We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18,2008


4   AIM MONEY MARKET FUND

AIM Money Market Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

o  Unless otherwise stated, information presented in this report is as of July 31,2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          o  To the extent that the fund is
                                                concentrated in securities of issuers
o  Effective September 30, 2003, only           in the banking and financial services
   previously established qualified plans       industries, the Fund's performance will
   are eligible to purchase Class B shares      depend to a greater extent on the
   of any AIM fund.                             overall condition of those industries.
                                                The value of these securities can be
o  Class R shares are available only to         sensitive to changes in government
   certain retirement plans. Please see         regulation and interest rates and
   the prospectus for more information.         economic downturns in the United States
                                                and abroad.
o  All Investor Class shares are closed to
   new investors. Contact your financial     o  Credit risk is the risk of loss on an
   advisor about purchasing our other           investment due to the deterioration of
   share classes.                               an issuer's financial health. Such a
                                                deterioration of financial health may
PRINCIPAL RISKS OF INVESTING IN THE FUND        result in a reduction of the credit
                                                rating of the issuer's securities and
o  The prices of securities held by the         may lead to the issuer's inability to
   Fund may decline in response to market       honor its contractual obligations,
   risks.                                       including making timely payment of
                                                interest and principal.
o  Interest rate risk refers to the risk
   that bond prices generally fall as        o  The value of, payment of interest on,
   interest rates rise; conversely, bond        repayment of principal for and the
   prices generally rise as interest rates      ability of the Fund to sell a municipal
   fall.                                        security may be affected by
                                                constitutional amendments, legislative
o  The Fund may invest in obligations           enactments, executive orders,
   issued by agencies and                       administrative regulations, voter
   instrumentalities of the U.S.                initiatives and the economics of the
   government that may vary in the level        regions in which the issuers in which
   of support they receive from the U.S.        the Fund invests are located.
   government. The U.S. government may
   choose not to provide financial support   o  If the seller of a repurchase agreement
   to U.S. government-sponsored agencies        in which the Fund invests defaults on
   or instrumentalities if it is not            its obligation or declares bankruptcy,
   legally obligated to do so. In this          the Fund may experience delays in
   case, if the issuer defaulted, the           selling the securities underlying the
   underlying fund holding securities of        repurchase agreement.
   such issuer might not be able to
   recover its investment from the U.S.      o  There is no guarantee that the
   government.                                  investment techniques and risk analyses
                                                used by the Fund's portfolio managers
o  Foreign securities have additional           will produce the desired results.
   risks, including exchange rate changes,
   political and economic upheaval, the
   relative lack of information,
   relatively low market liquidity, and
   the potential lack of strict financial
   and accounting controls and standards.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      AIM Cash Reserve Shares              AIMXX
=======================================================================================   Investor Class Shares                INAXX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE


5   AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

July 31, 2008




                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-42.13%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.31%

  Amstel Funding Corp.(b)(c)                          2.73%     08/05/08    $     35,000    $   34,989,383
----------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08          20,000        19,860,600
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.78%     09/22/08          25,000        24,899,611
----------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.80%     10/08/08          15,000        14,920,667
==========================================================================================================
                                                                                                94,670,261
==========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.30%

  Old Line Funding, LLC(b)                            2.77%     10/08/08          30,000        29,843,033
==========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.53%

  Govco LLC (Multi CEP's-Government sponsored
  entities)(b)                                        2.82%     11/17/08          30,000        29,746,200
----------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
  S.A.)(b)(c)                                         2.78%     08/06/08           8,900         8,896,564
----------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
  N.V.)(b)(c)                                         2.73%     08/04/08          20,000        19,995,450
==========================================================================================================
                                                                                                58,638,214
==========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.49%

  Gemini Securitization Corp., LLC(b)                 2.80%     10/30/08          40,000        39,720,000
----------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.60%     09/09/08          16,000        15,954,934
----------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)                        2.80%     10/14/08          41,503        41,264,127
==========================================================================================================
                                                                                                96,939,061
==========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-8.07%

  Aspen Funding Corp.(b)                              2.82%     10/22/08          30,000        29,807,300
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.70%     08/19/08          20,000        19,973,000
----------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.86%     10/15/08          30,000        29,821,250
----------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.80%     09/26/08          25,000        24,891,111
==========================================================================================================
                                                                                               104,492,661
==========================================================================================================


DIVERSIFIED BANKS-10.06%

  Bank of America Corp.                               2.72%     11/20/08          25,000        24,790,719
----------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.74%     09/12/08          10,000         9,968,033
----------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                         2.73%     10/29/08          26,000        25,824,522
----------------------------------------------------------------------------------------------------------
  Dexia Delaware, LLC(c)                              2.63%     10/10/08          25,000        24,871,910
----------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(c)                      2.45%     08/08/08          15,000        14,992,854
----------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(c)                      2.77%     10/03/08          30,000        29,854,575
==========================================================================================================
                                                                                               130,302,613
==========================================================================================================


REGIONAL BANKS-2.37%

  Danske Corp.(b)(c)                                  2.70%     08/04/08          30,700        30,693,093
==========================================================================================================
     Total Commercial Paper (Cost $545,578,936)                                                545,578,936
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MONEY MARKET FUND

                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-12.90%

  Abbey National Treasury Services PLC(d)             2.73%     10/02/08    $     25,000    $   25,009,401
----------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               2.65%     09/17/08          19,000        19,000,000
----------------------------------------------------------------------------------------------------------
  Barclays Bank PLC                                   2.80%     10/27/08          30,000        30,000,000
----------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08          25,000        25,000,507
----------------------------------------------------------------------------------------------------------
  HSBC Bank USA N.A.                                  2.83%     11/17/08          25,000        25,000,743
----------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                    2.64%     10/14/08          19,000        19,000,000
----------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           9,000         9,000,000
----------------------------------------------------------------------------------------------------------
  UBS A.G.                                            3.03%     08/21/08          15,000        15,000,041
==========================================================================================================
     Total Certificates of Deposit (Cost
       $167,010,692)                                                                           167,010,692
==========================================================================================================



VARIABLE RATE DEMAND NOTES-11.31%(d)(e)

LETTER OF CREDIT ENHANCED-11.31%(F)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.80%     06/01/29             500           500,000
----------------------------------------------------------------------------------------------------------
  ABAG Finance Authority for Nonprofit
     Corporations (YMCA of San Francisco); Series
     2004 A, Ref. Taxable RB (LOC-Wells Fargo
     Bank, N.A.)                                      2.50%     10/01/29           8,805         8,805,000
----------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.68%     12/01/28          15,145        15,145,000
----------------------------------------------------------------------------------------------------------
  Bochasanwais Shree Akshar Purushottam
     Swaminarayan Sanstha Inc.; Series 2006,
     Taxable Bonds (LOC-Comerica Bank)                2.66%     06/01/22           2,700         2,700,000
----------------------------------------------------------------------------------------------------------
  California (State of) Statewide Communities
     Development Authority (Villas at Hamilton
     Apartments); Series 2001 HH-T, Taxable MFH RB
     (LOC-Federal National Mortgage Association)      2.61%     01/15/35             420           420,000
----------------------------------------------------------------------------------------------------------
  Chula Vista (City of), California (Teresina
     Apartments); Series 2006 A, Ref. Taxable MFH
     RB (LOC-Federal National Mortgage
     Association)                                     2.55%     05/15/36          14,070        14,070,000
----------------------------------------------------------------------------------------------------------
  Connecticut Water Co. (The); Series 2004,
     Taxable Floating Rate Bonds (LOC-RBS
     Citizens, N.A.)                                  2.71%     01/04/29           1,745         1,745,000
----------------------------------------------------------------------------------------------------------
  FE, LLC; Series 1998 A, Loan Program Notes
     (LOC-Fifth Third Bank)                           3.00%     04/01/28           6,210         6,210,000
----------------------------------------------------------------------------------------------------------
  Hardin (County of), Kentucky (St. James Group,
     Inc.); Series 2005, Industrial Building Ref.
     & Improvement RB (LOC-Federal Home Loan Bank
     of Cincinnati)                                   2.55%     03/01/27          10,295        10,295,000
----------------------------------------------------------------------------------------------------------
  Los Lunas (Village of), New Mexico (Fresenius
     Medical Care); Series 2005 B, Ref. Taxable
     IDR (LOC-Wells Fargo Bank, N.A.)                 2.46%     02/01/25           1,200         1,200,000
----------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Briarwood Retirement Community
     Issue); Series 2004 B, Taxable RB
     (LOC-Comerica Bank)                              2.51%     01/01/35           7,465         7,465,000
----------------------------------------------------------------------------------------------------------
  New York (City of), Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (LOC-Federal
     National Mortgage Association)                   2.56%     11/15/37          13,635        13,635,000
----------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (66
     West 38th Street); Series 2000 B, Taxable RB
     (LOC-Federal National Mortgage Association)      2.55%     05/15/33          17,300        17,300,000
----------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     23rd Street); Series 2001 B, Taxable RB
     (LOC-Federal National Mortgage Association)      2.55%     05/15/33           8,000         8,000,000
----------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (PRL Corp.); Series 2006
     B, Taxable Economic Development RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.67%     11/01/30           8,790         8,790,000
----------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Floating Rate Term Notes (LOC-Bank of
     Nova Scotia)(c)                                  2.46%     03/01/24           5,750         5,750,000
----------------------------------------------------------------------------------------------------------
  S&L Capital, LLC (LJ&S Development, LLC); Series
     2002 A, Taxable Notes (LOC-Comerica Bank)        2.71%     11/04/42           4,650         4,650,000
----------------------------------------------------------------------------------------------------------
  Sheridan (City of), Colorado Redevelopment
     Agency (South Santa Fe Drive Corridor
     Redevelopment); Series 2007 A-2, Tax
     Increment Allocation RB (LOC-Citibank, N.A.)     2.62%     12/01/29           5,250         5,250,000
----------------------------------------------------------------------------------------------------------
  West Michigan Heart Capital, LLC (Leffingwell
     Heart, LLC); Series 2004 A, Taxable Notes
     (LOC-Fifth Third Bank)                           2.71%     05/01/44          14,510        14,510,000
==========================================================================================================
     Total Variable Rate Demand Notes (Cost
       $146,440,000)                                                                           146,440,000
==========================================================================================================


MEDIUM-TERM NOTES-4.63%

  Credit Agricole S.A. Floating Rate MTN(b)(c)(d)     2.80%     08/26/08          10,000        10,000,000
----------------------------------------------------------------------------------------------------------
  Rabobank Nederland Floating Rate MTN(b)(c)(d)       2.81%     01/15/09          23,000        23,000,830
----------------------------------------------------------------------------------------------------------
  Societe Generale S.A. Unsec. Floating Rate
  MTN(b)(c)(d)                                        2.46%     08/29/08          23,000        23,000,000
----------------------------------------------------------------------------------------------------------
  UniCredito Italiano Bank (Ireland) PLC Gtd.
  Floating Rate MTN(b)(c)(d)                          2.49%     09/12/08           4,000         3,998,844
==========================================================================================================
     Total Medium-Term Notes (Cost $59,999,674)                                                 59,999,674
==========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MONEY MARKET FUND

                                                                              PRINCIPAL
                                                    INTEREST    MATURITY       AMOUNT
                                                      RATE        DATE          (000)            VALUE
----------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-3.86%

  Merrill Lynch Mortgage Capital, Inc.(b)(d)(g)(h)
  (Cost $50,000,000)                                  2.49%           --    $     50,000    $   50,000,000
==========================================================================================================


FUNDING AGREEMENTS-0.93%

  MetLife Insurance Co. of Connecticut(b)(d)(i)
  (Acquired 10/12/07; Cost $12,000,000)               2.87%     10/10/08          12,000        12,000,000
==========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-75.76% (Cost $981,029,302)                                                       981,029,302
==========================================================================================================


                                                                             REPURCHASE
                                                                               AMOUNT

REPURCHASE AGREEMENTS-20.51%(j)

  Barclays Capital Inc., Joint agreement dated
     07/31/08, aggregate maturing value
     $1,250,077,083 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 4.17%-7.00%,
     12/01/18-07/01/38)                               2.22%     08/01/08     175,627,575       175,616,745
----------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 07/31/08,
     aggregate maturing value $900,059,688
     (collateralized by Corporate, U.S. Government
     sponsored agency and U.S. Treasury
     obligations valued at $922,149,212; 0%-
     24.83%, 12/23/08-09/25/37)(c)                    2.39%     08/01/08      35,002,321        35,000,000
----------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 07/31/08, aggregate maturing value
     $750,049,323 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     15.31%, 01/15/10-11/20/57)                       2.37%     08/01/08      55,003,617        55,000,000
==========================================================================================================
     Total Repurchase Agreements (Cost
       $265,616,745)                                                                           265,616,745
==========================================================================================================
TOTAL INVESTMENTS-96.27%(k)(l) (Cost
  $1,246,646,047)                                                                            1,246,646,047
==========================================================================================================
OTHER ASSETS LESS LIABILITIES-3.73%                                                             48,340,808
==========================================================================================================
NET ASSETS-100.00%                                                                          $1,294,986,855
__________________________________________________________________________________________________________
==========================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
RB      - Revenue Bonds
Ref.    - Refunding
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $537,275,997, which represented 41.49% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 9.9%; Netherland: 9.1%; other countries less than 5%:
      12.0%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2008 represented 0.93% of the Fund's Net Assets.
(j)   Principal amount equals value at period end.
(k)   Also represents cost for federal income tax purposes.
(l) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentrations of any single entity was greater than 5%.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, excluding repurchase
  agreements, at value (Cost
  $981,029,302)                          $  981,029,302
-------------------------------------------------------
Repurchase agreements (Cost
  $265,616,745)                             265,616,745
=======================================================
     Total investments (Cost
       $1,246,646,047)                    1,246,646,047
=======================================================
Receivables for:
  Investments sold                           48,128,140
-------------------------------------------------------
  Fund shares sold                            2,190,236
-------------------------------------------------------
  Interest                                    1,388,103
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             179,235
-------------------------------------------------------
Other assets                                    115,478
=======================================================
     Total assets                         1,298,647,239
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                      2,441,679
-------------------------------------------------------
  Amount due custodian                            8,932
-------------------------------------------------------
  Dividends                                      43,923
-------------------------------------------------------
  Accrued fees to affiliates                    714,096
-------------------------------------------------------
  Accrued other operating expenses              145,244
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              306,510
=======================================================
     Total liabilities                        3,660,384
=======================================================
Net assets applicable to shares
  outstanding                            $1,294,986,855
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,295,017,331
-------------------------------------------------------
Undistributed net investment income             (17,029)
-------------------------------------------------------
Undistributed net realized gain (loss)          (13,447)
=======================================================
                                         $1,294,986,855
_______________________________________________________
=======================================================



NET ASSETS:

AIM Cash Reserve Shares                  $  727,519,409
_______________________________________________________
=======================================================
Class B                                  $  132,032,912
_______________________________________________________
=======================================================
Class C                                  $  112,005,475
_______________________________________________________
=======================================================
Class R                                  $   26,805,744
_______________________________________________________
=======================================================
Investor Class                           $  296,623,315
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

AIM Cash Reserve Shares                     727,747,356
_______________________________________________________
=======================================================
Class B                                     132,081,696
_______________________________________________________
=======================================================
Class C                                     112,041,348
_______________________________________________________
=======================================================
Class R                                      26,813,230
_______________________________________________________
=======================================================
Investor Class                              296,718,055
_______________________________________________________
=======================================================
  Net asset value and offering price
     per share for each class            $         1.00
_______________________________________________________
=======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $47,289,429
===============================================================================================


EXPENSES:

Advisory fees                                                                         4,641,251
-----------------------------------------------------------------------------------------------
Administrative services fees                                                            312,139
-----------------------------------------------------------------------------------------------
Custodian fees                                                                           61,944
-----------------------------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                                             1,611,240
-----------------------------------------------------------------------------------------------
  Class B                                                                             1,373,458
-----------------------------------------------------------------------------------------------
  Class C                                                                               975,155
-----------------------------------------------------------------------------------------------
  Class R                                                                               112,830
-----------------------------------------------------------------------------------------------
Transfer agent fees                                                                   2,863,243
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                47,217
-----------------------------------------------------------------------------------------------
Other                                                                                   500,939
===============================================================================================
     Total expenses                                                                  12,499,416
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (648,496)
===============================================================================================
     Net expenses                                                                    11,850,920
===============================================================================================
Net investment income                                                                35,438,509
===============================================================================================
Net realized gain from investment securities                                              3,055
===============================================================================================
Net increase in net assets resulting from operations                                $35,441,564
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   35,438,509    $   45,545,272
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                                 3,055                --
===========================================================================================================
     Net increase in net assets resulting from operations                      35,441,564        45,545,272
===========================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                                     (19,841,306)      (23,745,448)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (3,328,846)       (5,366,908)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (2,265,384)       (2,803,637)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (633,894)         (775,134)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (9,353,316)      (12,846,717)
===========================================================================================================
     Total distributions from net investment income                           (35,422,746)      (45,537,844)
===========================================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                                     172,833,879       (87,935,369)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (3,746,026)      (69,450,272)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      30,622,484       (15,701,889)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       8,075,004         1,404,591
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               25,927,447       (21,748,877)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           233,712,788      (193,431,816)
===========================================================================================================
     Net increase (decrease) in net assets                                    233,731,606      (193,424,388)
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         1,061,255,249     1,254,679,637
===========================================================================================================
  End of year (including undistributed net investment income of
     $(17,029) and $(69,367), respectively)                                $1,294,986,855    $1,061,255,249
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class B shares and Class C shares are sold with a CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to contingent deferred sales charges ("CDSC"). Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase. Institutional Class shares have not commenced operations. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal

12        AIM MONEY MARKET FUND
      course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
-------------------------------------------------------------------
Over $1 billion                                               0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $19,229.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective January 1, 2008, IADI contractually agreed, through June 30, 2009, to waive 0.10% of Rule 12b-1 plan payments on AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively. Pursuant to the Plans, for the year ended July 31, 2008, 12b-1 payments before fee waivers under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after waivers under this agreement for AIM Cash Reserve Shares, Class B, Class C and Class R shares were $1,209,911, $1,293,365, $913,920 and $98,634, respectively.

  CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $27,355, $359,128, $61,046 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


13        AIM MONEY MARKET FUND

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities sales of $2,500,344 and securities purchases of $20,941,707.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $72,414.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $5,780 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                      $35,422,746     $45,537,844
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      233,415
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (250,444)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (13,447)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       1,295,017,331
=================================================================================================
Total net assets                                                                   $1,294,986,855
_________________________________________________________________________________________________
=================================================================================================




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


14        AIM MONEY MARKET FUND

  The Fund utilized $3,055 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                        $13,447
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of non-deductible proxy costs, on July 31, 2008, undistributed net investment income was increased by $36,575 and shares of beneficial interest decreased by $36,575. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,                YEAR ENDED JULY 31,
                                                                       2008                               2007
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                  831,063,219     $ 831,063,219      722,854,125     $ 722,854,125
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                  139,807,224       139,807,224       95,706,986        95,706,986
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                  171,995,604       171,995,604      104,555,916       104,555,916
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                   22,399,261        22,399,261       21,251,895        21,251,895
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                           220,075,184       220,075,184      200,737,808       200,737,808
===========================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                   18,961,065        18,961,065       22,665,094        22,665,094
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                    3,073,364         3,073,364        5,008,570         5,008,570
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                    2,107,563         2,107,563        2,607,965         2,607,965
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                      627,137           627,137          768,209           768,209
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             9,081,787         9,081,787       12,464,593        12,464,593
===========================================================================================================================
Automatic conversion of Class B shares to AIM Cash
  Reserve Shares:
  AIM Cash Reserve Shares                                   29,684,781        29,684,781       17,396,008        17,396,008
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                  (29,684,781)      (29,684,781)     (17,396,008)      (17,396,008)
===========================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                 (706,875,186)     (706,875,186)    (850,850,596)     (850,850,596)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                 (116,941,833)     (116,941,833)    (152,769,820)     (152,769,820)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                 (143,480,683)     (143,480,683)    (122,865,770)     (122,865,770)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                  (14,951,394)      (14,951,394)     (20,615,513)      (20,615,513)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                          (203,229,524)     (203,229,524)    (234,951,278)     (234,951,278)
===========================================================================================================================
                                                           233,712,788     $ 233,712,788     (193,431,816)    $(193,431,816)
___________________________________________________________________________________________________________________________
===========================================================================================================================





15        AIM MONEY MARKET FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  INCOME FROM
                                             INVESTMENT OPERATIONS
                                     -------------------------------------                DISTRIBUTIONS
                                                   NET GAINS                ----------------------------------------
                         NET ASSET               ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                          VALUE,         NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                       BEGINNING OF  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                          PERIOD       INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM CASH RESERVE SHARES
Year ended 07/31/08        $1.00        $0.03(b)     $0.00         $0.03      $(0.03)       $   --         $(0.03)       $1.00
Year ended 07/31/07         1.00         0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06         1.00         0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05         1.00         0.02           --          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/04         1.00         0.01           --          0.01       (0.01)        (0.00)         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08         1.00         0.02(b)      0.00          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/07         1.00         0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06         1.00         0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05         1.00         0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04         1.00         0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08         1.00         0.02(b)      0.00          0.02       (0.02)           --          (0.02)        1.00
Year ended 07/31/07         1.00         0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06         1.00         0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05         1.00         0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04         1.00         0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08         1.00         0.03(b)      0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/07         1.00         0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/06         1.00         0.03           --          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/05         1.00         0.01           --          0.01       (0.01)           --          (0.01)        1.00
Year ended 07/31/04         1.00         0.00           --          0.00       (0.00)        (0.00)         (0.00)        1.00
--------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08         1.00         0.03(b)      0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 07/31/07         1.00         0.05           --          0.05       (0.05)           --          (0.05)        1.00
Year ended 07/31/06         1.00         0.04           --          0.04       (0.04)           --          (0.04)        1.00
Year ended 07/31/05         1.00         0.02           --          0.02       (0.02)           --          (0.02)        1.00
Year ended
  07/31/04(d)               1.00         0.01           --          0.01       (0.01)        (0.00)         (0.01)        1.00
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                                       RATIO OF
                                                       RATIO OF       EXPENSES TO
                                                     EXPENSES TO      AVERAGE NET
                                                     AVERAGE NET    ASSETS WITHOUT  RATIO OF NET
                                                   ASSETS WITH FEE    FEE WAIVERS    INVESTMENT
                                     NET ASSETS,    WAIVERS AND/OR      AND/OR        INCOME TO
                         TOTAL      END OF PERIOD      EXPENSES        EXPENSES        AVERAGE
                       RETURN(a)   (000S OMITTED)      ABSORBED        ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------
AIM CASH RESERVE
  SHARES
Year ended 07/31/08       3.21%       $727,519           0.90%(c)        0.96%(c)       3.10%(c)
Year ended 07/31/07       4.46         554,686           1.00            1.00           4.37
Year ended 07/31/06       3.48         642,623           1.03            1.03           3.42
Year ended 07/31/05       1.51         569,947           0.92            1.02           1.46
Year ended 07/31/04       0.57         724,567           0.58            1.14           0.55
-----------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08       2.44         132,033           1.66(c)         1.72(c)        2.34(c)
Year ended 07/31/07       3.68         135,772           1.75            1.75           3.62
Year ended 07/31/06       2.71         205,206           1.78            1.78           2.67
Year ended 07/31/05       0.91         219,312           1.50            1.77           0.88
Year ended 07/31/04       0.06         335,866           1.08            1.89           0.05
-----------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08       2.44         112,005           1.65(c)         1.71(c)        2.35(c)
Year ended 07/31/07       3.68          81,387           1.75            1.75           3.62
Year ended 07/31/06       2.71          97,087           1.78            1.78           2.67
Year ended 07/31/05       1.14          71,455           1.29            1.77           1.09
Year ended 07/31/04       0.31          93,457           0.83            1.89           0.30
-----------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08       2.95          26,806           1.15(c)         1.21(c)        2.85(c)
Year ended 07/31/07       4.20          18,731           1.25            1.25           4.12
Year ended 07/31/06       3.22          17,328           1.28            1.28           3.17
Year ended 07/31/05       1.26          15,070           1.17            1.27           1.21
Year ended 07/31/04       0.31          15,516           0.83            1.39           0.30
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08       3.41         296,623           0.71(c)         0.71(c)        3.29(c)
Year ended 07/31/07       4.72         270,679           0.75            0.75           4.62
Year ended 07/31/06       3.74         292,437           0.78            0.78           3.67
Year ended 07/31/05       1.76         303,082           0.67            0.77           1.71
Year ended
  07/31/04(d)             0.68         359,236           0.33(e)         0.86(e)        0.80(e)
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $644,496, $137,346, $97,516, $22,566 and $281,291 for AIM Cash Reserve Shares, Class
     B, Class C, Class R and Investor class shares, respectively.
(d)  Investor Class shares commenced on September 30, 2003.
(e)  Annualized.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or

16        AIM MONEY MARKET FUND
employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Money Market Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




18        AIM MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------
                                                                         HYPOTHETICAL
                                                                   (5% ANNUAL RETURN BEFORE
                                                ACTUAL                     EXPENSES)
                                      ------------------------------------------------------
                         BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                       ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        CLASS            (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------
   AIM Cash Reserve
         Shares          $1,000.00      $1,011.00       $4.15       $1,020.74       $4.17        0.83%
--------------------------------------------------------------------------------------------------------
          B               1,000.00       1,007.20        7.89        1,017.01        7.92        1.58
--------------------------------------------------------------------------------------------------------
          C               1,000.00       1,007.20        7.89        1,017.01        7.92        1.58
--------------------------------------------------------------------------------------------------------
          R               1,000.00       1,009.70        5.40        1,019.49        5.42        1.08
--------------------------------------------------------------------------------------------------------
       Investor           1,000.00       1,011.70        3.40        1,021.48        3.42        0.68
--------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Investment Securities Funds is required      comparative performance and fee data         weight to the various factors. The
under the Investment Company Act of 1940     regarding the AIM Funds prepared by an       Trustees recognized that the advisory
to approve annually the renewal of the AIM   independent company, Lipper, Inc.            arrangements and resulting advisory fees
Money Market Fund (the Fund) investment      (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19,2008, the Board as a whole and the     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   AIM Fund's investment advisory agreement     of the Senior Officer's independent
during their evaluation of the Fund's        and sub-advisory agreements for another      written evaluation with respect to the
investment advisory agreement with           year.                                        Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed income
strategies and limitations of these funds.   sub-advisory agreements were considered      trading operations. The Board concluded
                                             separately, although the Board also          that the nature, extent and quality of the
   In addition to their meetings             considered the common interests of all of    advisory services provided to the Fund by
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meet at designated contract renewal          Board considered all of the information      Invesco Aim currently is providing
meetings each year to conduct an in-depth    provided to them and did not identify any    satisfactory advisory services in
review of the performance, fees and          particular factor that was controlling.      accordance with the terms of the Fund's
expenses of their assigned funds. During     Each Trustee may have evaluated the          investment advisory agreement. In
the contract                                 information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


20   AIM MONEY MARKET FUND

managers, the Board concluded that these     Board also concluded that it would be        that the level of the Fund's advisory
individuals are competent and able to        appropriate for the Board to continue to     fees, as a percentage of the Fund's net
continue to carry out their                  monitor more closely the performance of      assets, has decreased as net assets
responsibilities under the Fund's            the Fund. Although the independent written   increased because of the breakpoint. Based
investment advisory agreement.               evaluation of the Fund's Senior Officer      on this information, the Board concluded
                                             only considered Fund performance through     that the Fund's advisory fees
   In determining whether to continue the    the most recent calendar year, the Board     appropriately reflect economies of scale
Fund's investment advisory agreement, the    also reviewed more recent Fund performance   at current asset levels. The Board also
Board considered the prior relationship      and this review did not change their         noted that the Fund shares directly in
between Invesco Aim and the Fund, as well    conclusions.                                 economies of scale through lower fees
as the Board's knowledge of Invesco Aim's                                                 charged by third party service providers
operations, and concluded that it was           C. Advisory Fees and Fee Waivers          based on the combined size of all of the
beneficial to maintain the current                                                        AIM Funds and affiliates.
relationship, in part, because of such       The Board compared the Fund's contractual
knowledge. The Board also considered the     advisory fee rate to the contractual            E. Profitability and Financial
steps that Invesco Aim and its affiliates    advisory fee rates of funds in the Fund's          Resources of Invesco Aim
have taken over the last several years to    Lipper expense group that are not managed
improve the quality and efficiency of the    by Invesco Aim, at a common asset level      The Board reviewed information from
services they provide to the AIM Funds in    and as of the end of the past calendar       Invesco Aim concerning the costs of the
the areas of investment performance,         year. The Board noted that the Fund's        advisory and other services that Invesco
product line diversification,                contractual advisory fee rate was below      Aim and its affiliates provide to the Fund
distribution, fund operations, shareholder   the median contractual advisory fee rate     and the profitability of Invesco Aim and
services and compliance. The Board           of funds in its expense group. The Board     its affiliates in providing these
concluded that the quality and efficiency    also reviewed the methodology used by        services. The Board also reviewed
of the services Invesco Aim and its          Lipper in determining contractual fee        information concerning the financial
affiliates provide to the AIM Funds in       rates.                                       condition of Invesco Aim and its
each of these areas have generally                                                        affiliates. The Board also reviewed with
improved, and support the Board's approval      The Board also compared the Fund's        Invesco Aim the methodology used to
of the continuance of the Fund's             effective fee rate (the advisory fee after   prepare the profitability information. The
investment advisory agreement.               any advisory fee waivers and before any      Board considered the overall profitability
                                             expense limitations/waivers) to the          of Invesco Aim, as well as the
   B. Fund Performance                       advisory fee rates of other clients of       profitability of Invesco Aim in connection
                                             Invesco Aim and its affiliates with          with managing the Fund. The Board noted
The Board compared the Fund's performance    investment strategies comparable to those    that Invesco Aim continues to operate at a
during the past one, three and five          of the Fund, including one mutual fund       net profit, although increased expenses in
calendar years to the performance of funds   advised by Invesco Aim. The Board noted      recent years have reduced the
in the Fund's performance group that are     that the Fund's rate was the same as the     profitability of Invesco Aim and its
not managed by Invesco Aim, and against      rate for the other mutual fund.              affiliates. The Board concluded that the
the performance of all funds in the Lipper                                                Fund's fees were fair and reasonable, and
Money Market Funds Index. The Board also        The Board noted that Invesco Aim has      that the level of profits realized by
reviewed the criteria used by Invesco Aim    not proposed any advisory fee waivers or     Invesco Aim and its affiliates from
to identify the funds in the Fund's          expense limitations for the Fund, although   providing services to the Fund was not
performance group for inclusion in the       effective January 1,2008, the Fund's 12b-1   excessive in light of the nature, quality
Lipper reports. The Board noted that the     fee was reduced by 10 basis points. The      and extent of the services provided. The
Fund's performance was in the fifth          Board concluded that it was not necessary    Board considered whether Invesco Aim is
quintile of its performance group for the    at this time to discuss with Invesco Aim     financially sound and has the resources
one, three and five year periods (the        whether to implement any other waivers or    necessary to perform its obligations under
first quintile being the best performing     expense limitations.                         the Fund's investment advisory agreement,
funds and the fifth quintile being the                                                    and concluded that Invesco Aim has the
worst performing funds). The Board noted        After taking account of the Fund's        financial resources necessary to fulfill
that the Fund's performance was below the    contractual advisory fee rate, as well as    these obligations.
performance of the Index for the one,        the comparative advisory fee information
three and five year periods. Invesco Aim     discussed above, the Board concluded that       F. Independent Written Evaluation of th
advised the Board that the Fund has          the Fund's advisory fees were fair and             Fund's Senior Officer
historically been priced consistent with     reasonable.
its role as a conduit to and from other                                                   The Board noted that, at their direction,
Invesco Aim products which impacts              D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
performance. The Board also considered the                                                independent of Invesco Aim and Invesco
steps Invesco Aim has taken over the last    The Board considered the extent to which     Aim's affiliates, had prepared an
several years to improve the quality and     there are economies of scale in Invesco      independent written evaluation to assist
efficiency of the services that Invesco      Aim's provision of advisory services to      the Board in determining the
Aim provides to the AIM Funds. The Board     the Fund. The Board also considered          reasonableness of the proposed management
concluded that Invesco Aim continues to be   whether the Fund benefits from such          fees of the AIM Funds, including the Fund.
responsive to the Board's focus on fund      economies of scale through contractual       The Board noted that they had relied upon
performance. However, due to the Fund's      breakpoints in the Fund's advisory fee       the Senior Officer's written evaluation
underperformance, the                        schedule or through advisory fee waivers     instead of a competitive bidding process.
                                             or expense limitations. The Board noted      In determining whether to continue the
                                             that the Fund's contractual advisory fee
                                             schedule includes one break point and
                                                                                                                           continued


21   AIM MONEY MARKET FUND

Fund's investment advisory agreement, the    contractually agreed to waive through at     agreements for the Fund, as no Affiliated
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       Sub-Adviser served as a sub-adviser to the
written evaluation.                          payable by the Fund in an amount equal to    Fund prior to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market funds
advised by Invesco Aim pursuant to              B. Fund Performance
procedures approved by the Board. The
Board noted that Invesco Aim will receive    The Board did not view Fund performance as
advisory fees from these affiliated money    a relevant factor in considering whether
market funds attributable to such            to approve the sub-advisory
investments, although Invesco Aim has


22   AIM MONEY MARKET FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                               0%
     Corporate Dividends Received Deduction*                  0%


     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 99.97%.


23        AIM MONEY MARKET FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Money Market Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................     465,911,318     18,698,370      18,868,044       90,932,191



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


24        AIM MONEY MARKET FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly:  Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Fee
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation


--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


25        AIM MONEY MARKET FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust, and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     INVESCO Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




26        AIM MONEY MARKET FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                   HOW do I SIGN UP?

Register for eDelivery to:                                     It's easy. Just follow these simple steps:

o  save your Fund the cost of printing and postage.            1. Log in to your account.

o  reduce the amount of paper you receive.                     2. Click on the "Service Center" tab.

o  gain access to your documents faster by not waiting         3. Select "Register for eDelivery" and complete the consent
   for the mail.                                                   process.

o  view your documents online anytime at your convenience.

o save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services,
Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim---SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco
Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment
advisors for the products and services represented by Invesco Aim; they each provide                 [INVESCO AIM LOGO]
investment advisory services to individual and institutional clients and do not sell                   -SERVICE MARK-
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management,
Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                           invescoaim.com   MKT-AR-1   InvescoAimDistributors,Inc.

[INVESCO AIM LOGO]                 AIM MUNICIPAL BOND FUND
 - SERVICE MARK-                   Annual Report to Shareholders - July 31, 2008

[MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
23   Financial Statements
26   Notes to Financial Statements
31   Financial Highlights
33   Auditor's Report
34   Fund Expenses
35   Approval of Investment Advisory Agreement
38   Tax Information
39   Results of Proxy
40   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008,
        [TAYLOR          showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
         PHOTO]          considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW

                         Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S.
     Philip Taylor       equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco
September 18, 2008

(1) Investment Advisor, August 1, 2008; 2 U.S. Department of the Treasury


2   AIM MUNICIPAL BOND FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
        [CROCKETT        reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
          PHOTO]         short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent
      Bruce Crockett     company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron 's and
Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008


3   AIM MUNICIPAL BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================   quality, maturity, rich/cheap analysis,
PERFORMANCE SUMMARY                                                                       taxability, liquidity and sector.

For the fiscal year ended July 31, 2008, Class A shares of AIM Municipal Bond Fund,          The Fund assesses credit worthiness of
excluding applicable sales charges, performed below the Fund's benchmark, the Lehman      individual securities based on financial
Municipal Bond Index, primarily due to the Fund's exposure to longer maturity municipal   characteristics and covenants of the
securities, which underperformed short and intermediate maturity tax-exempt bonds.        issues. Geographic considerations are
However, during the fiscal year, the Fund significantly outperformed the Lipper General   evaluated to assess the potential for
Municipal Debt Funds Index, representative of the Fund's Lipper peers.                    future tax and revenue streams for the
                                                                                          municipality or taxing authority backing
   Your Fund's long-term performance appears later in this report.                        the bond.

FUND vs. INDEXES                                                                          MARKET CONDITIONS AND YOUR FUND

Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not   Weakness in the housing market, sharply
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   higher energy and food prices, a widening
which would have reduced performance.                                                     credit crunch and slowing consumer
                                                                                          spending were among the factors that
Class A Shares                                                                    2.23%   contributed to general economic weakness
Class B Shares                                                                    1.46    for much of the fiscal year covered by
Class C Shares                                                                    1.33    this report. Gross domestic product (GDP),
Investor Class Shares                                                             2.35    the broadest measure of overall economic
Lehman Brothers Municipal Bond Index(triangle) (Broad                                     activity, expanded at an annualized rate
   Market/Style-Specific Index)                                                   2.83    of 4.8% in the third quarter of 2007
Lipper General Municipal Debt Funds Index(triangle) (Peer Group Index)            0.04    before contracting at an annualized rate
(triangle)LipperInc.                                                                      of -0.2% in the fourth quarter.(1) GDP
=======================================================================================   grew at annualized rates of 0.9% and 3.3%
                                                                                          in the first and second quarters of 2008,
HOW WE INVEST                                in the issuer's credit quality, to limit     respectively.(1)
                                             or reduce exposure to a particular sector
We seek to meet the Fund's objective of      or issuer, or to shorten or lengthen the        The U.S. Federal Reserve Board (the
achieving a high level of current income     Fund's duration.                             Fed) moved aggressively throughout the
exempt from federal income taxes,                                                         fiscal year to attempt to stimulate
consistent with the preservation of             The Fund invests primarily in             economic growth and enhance liquidity. In
principal, we invest the Fund's assets       high-quality municipal debt securities       seven separate actions, the central bank
primarily in investment-grade municipal      that we believe have favorable prospects     lowered the federal funds target rate from
securities, including both revenue bonds     for high current income and pay interest     5.25% to 2.00%.(2) By lowering its federal
(repaid from revenues generated by the       excluded from gross income for federal       funds target rate by 3.25 percentage
projects they fund) and general obligation   income tax purposes. Up to 20% of the        points, the Fed hoped to stimulate
bonds (repaid from the municipality's        Fund's assets may be invested in municipal   economic growth and make money more
general revenues).                           debt securities that are determined to be    available to cash-strapped consumers as
                                             below investment grade quality.              well as hard-pressed businesses.(2)
   We believe that active management of
the portfolio can provide a steady stream       We approach the portfolio construction       The municipal bond market experienced a
of tax-exempt income while providing         process with a macro view of the economy     fairly volatile year due to the
protection of principal.                     and micro view of the municipal bond         much-publicized troubles stemming from
                                             market. From that point, the universe of     downgrades of certain municipal bond
   While we typically hold bonds to          available supply is evaluated within a
maturity to avoid selling-related capital    series of criteria that include price,
gains, we may sell a holding if we see       credit
degradation
==========================================   =======================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED INCOME HOLDINGS*

By credit quality rating

AAA                                  51.2%
AA                                   25.3                                                                                 %of NET
A                                    13.7    ISSUER                                                   COUPON   MATURITY    ASSETS
BBB                                   6.5    1. Petersburg (City of) Indianapolis Power & Light        5.40%     8/1/17     1.9%
BB                                    0.2    2. Boston (City of) Water & Sewer Commission              5.25     11/1/19     1.1
B                                     0.7    3. New York & New Jersey (States of) Port Authority       6.13     6/01/94     1.1
NR                                    2.4    4. Massachusetts (State of) Development Finance Agency    6.00     5/15/59     1.0
==========================================   5. Spring Branch Independent School District              5.75      2/1/10     0.9
                                             =======================================================================================
==========================================
Total Net Assets            $557.8 million   The Fund's holdings are subject to change, and there is no assurance that the Fund will
Total Number of Holdings*              358   continue to hold any particular security.
Average Credit Quality Rating           AA
Weighted Average Maturity       13.8 years   *   Excluding cash equivalent holdings.
Average Duration                 5.9 years
==========================================


4   AIM MUNICIPAL BOND FUND

insurers and liquidity problems associated   fiscal year, which was positive for                         RICHARD BERRY
with the municipal auction-rate securities   relative and absolute performance.(3)
market. However, as the market stabilized                                                                Chartered Financial
by the end of March, its performance was        We continued to position the Fund with         [BERRY    Analyst, senior portfolio
generally positive in April and May          a shorter duration than the duration of           PHOTO]    manager, is co-manager
before declining once again in June.(3)      its benchmark in an effort to capture the                   manager of AIM Municipal
                                             price appreciation of short term                            Bond Fund. Mr. Berry
   Municipal bond yields remained            securities during a period of falling        joined Invesco Aim in 1987 and has been in
attractive as compared to their historic     interest rates. The tax-exempt yield curve   the investment industry since 1968. He has
relationship to U.S. Treasury yields,        steepened significantly, as the              served as president and director of the
reflecting the fact that U.S. Treasuries     difference in yields between 30- and         Dallas Association of Investment Analysts,
benefited from the flight to quality and     two-year securities went from 70 basis       chairman of the board of regents of the
their greater liquidity.(3) Both the U.S.    points (0.70%) at the beginning of the       Financial Analysis Seminar and a trustee
Treasury and municipal yield curves          period to 258 basis points (2.58%) at the    of Lancaster Independent School District.
steepened by the end of the period as        end.(3) As a result, our overall defensive   He earned a B.B.A. and M.B.A. from Texas
yields on short-term bonds declined while    duration positioning had a positive impact   Christian University.
yields on longer maturity issues rose.(3)    on performance.
                                                                                                         STEPHEN TURMAN
   Market volatility increased                  The Fund's exposure to municipal bonds
significantly in September after the close   issued in Texas had the largest weight in                   Chartered Financial
of the Fund's fiscal year. To put some       the portfolio. As a group, Texas bonds           [TURMAN    Analyst, senior portfolio
context around the recent financial          outperformed the broad municipal bond             PHOTO]    manager, is co-manager of
events: The markets have shown serious       index, which benefited the Fund's                           AIM Municipal Bond Fund.
strain for more than a year, largely the     performance.(3)                                             Mr. Turman began his career
result of years of lax credit practices                                                   in the investment business in 1983
associated with the housing boom. Mortgage      The Fund was also overweight              and joined Invesco Aim in 1985. Prior to
loans of questionable quality were often     pre-refunded bonds. The pre-refunded         joining Invesco Aim, he worked in
bundled into hard-to-understand securities   sector of the municipal market had strong    institutional sales. Mr. Turman earned a
and sold to various financial                returns this year, which was positive for    B.B.A. in finance from the University of
institutions. The complexity and obscure     Fund performance.(3)                         Texas at Arlington.
structure of these securities hid an
Achilles' heel of our financial system,         Our exposure to long-term municipal
creating a liquidity crisis of historic      securities was a major detractor from
severity. Now those securities remain on     relative returns. As a traditional general
the financial institutions' balance sheets   municipal bond fund, it was managed to a
- eroding capital, driving down profits      longer maturity structure. Over the year,
and preventing normal trading among banks    tax-exempt bonds with longer maturities
and other financial institutions due to      underperformed municipal securities with
the participating financial institutions'    shorter maturities, primarily because
stability being in question. In September,   short-term yields declined while long-term
this situation came to a head as some of     yields rose.
these institutions began running out of
the capital needed to operate their             As always, we appreciate your continued
businesses and found investors unwilling     participation in AIM Municipal Bond Fund.
to supply fresh capital.
                                             (1) Bureau of Economic Analysis
   During the fiscal year, the focus of
the Fund was on the underlying credit        (2) U.S. Federal Reserve
quality of the securities that we held and
considered for purchase. With bond           (3) Lehman Brothers Inc.
insurers' claims-paying ability brought
into question as well as the ability of      The views and opinions expressed in
rating agencies to accurately reflect        management's discussion of Fund
risks associated with the underlying         performance are those of Invesco Aim
credit, we relied on independent research.   Advisors, Inc. These views and opinions
                                             are subject to change at any time based on
   We largely maintained our conservative    factors such as market and economic
approach in managing the Fund's assets,      conditions. These views and opinions may
looking for opportunities in higher rated/   not be relied upon as investment advice or
higher coupon municipal bonds that, in       recommendations, or as an offer for a
general, exhibit lower price volatility.     particular security. The information is
During the period, the Fund held a           not a complete analysis of every aspect of
significant portion of its assets in AAA-    any market, country, industry, security or
and AA-rated bonds. Higher rated municipal   the Fund. Statements of fact are from
bonds outperformed lower quality issues      sources considered reliable, but Invesco
over the                                     Aim Advisors, Inc. makes no representation
                                             or warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                             See important Fund and index disclosures
                                             later in this report.


5   AIM MUNICIPAL BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, Fund expenses and management        illustrating changes in value during the
fees. Index results include reinvested       early years shown in the chart. The
dividends, but they do not reflect sales     vertical axis, the one that indicates the
charges. Performance of an index of funds    dollar value of an investment, is
reflects fund expenses and management        constructed with each segment representing
fees; performance of a market index does     a percent change in the value of the
not. Performance shown in the chart and      investment. In this chart, each segment
table(s) does not reflect deduction of       represents a doubling, or 100% change, in
taxes a shareholder would pay on Fund        the value of the investment. In other
distributions or sale of Fund shares.        words, the space between $5,000 and
                                             $10,000 is the same size as the space
                                             between $10,000 and $20,000.


6   AIM MUNICIPAL BOND FUND

                                                    AIM MUNICIPAL BOND FUND FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS A SHARES (OLDEST SHARE CLASS)
Fund and index data from 7/1/98

                                                Lipper
           AIM Municipal                        General
                Bond        Lehman Brothers    Municipal
               Fund-         Municipal Bond    Debt Funds
  Date     Class A Shares       Index(1)        Index(1)

 7/31/98   $         9525   $         10000    $    10000
    8/98             9634             10155         10156
    9/98             9720             10281         10276
   10/98             9726             10281         10239
   11/98             9755             10317         10273
   12/98             9773             10343         10291
    1/99             9884             10466         10404
    2/99             9843             10420         10345
    3/99             9860             10435         10349
    4/99             9878             10461         10378
    5/99             9837             10400         10304
    6/99             9711             10250         10141
    7/99             9740             10288         10159
    8/99             9648             10205         10038
    9/99             9642             10210         10012
   10/99             9538             10099          9873
   11/99             9616             10206          9967
   12/99             9535             10130          9872
    1/00             9491             10086          9793
    2/00             9570             10203          9932
    3/00             9724             10426         10149
    4/00             9692             10365         10080
    5/00             9659             10311         10012
    6/00             9840             10584         10270
    7/00             9947             10731         10413
    8/00            10066             10897         10577
    9/00            10033             10840         10511
   10/00            10115             10958         10621
   11/00            10159             11041         10691
   12/00            10358             11314         10968
    1/01            10415             11426         11049
    2/01            10460             11462         11101
    3/01            10543             11565         11194
    4/01            10468             11440         11037
    5/01            10551             11563         11163
    6/01            10622             11640         11256
    7/01            10770             11813         11434
    8/01            10920             12007         11639
    9/01            10802             11967         11544
   10/01            10925             12110         11664
   11/01            10860             12007         11545
   12/01            10753             11894         11423
    1/02            10919             12100         11600
    2/02            11045             12246         11741
    3/02            10868             12006         11518
    4/02            11035             12241         11727
    5/02            11093             12315         11800
    6/02            11178             12445         11914
    7/02            11292             12605         12066
    8/02            11393             12757         12185
    9/02            11606             13036         12445
   10/02            11395             12820         12180
   11/02            11383             12767         12135
   12/02            11641             13036         12408
    1/03            11615             13003         12331
====================================================================================================================================

(1) Lipper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    2/03           11760             13185        12519
    3/03           11733             13193        12499
    4/03           11850             13280        12612
    5/03           12127             13591        12912
    6/03           12101             13533        12845
    7/03           11677             13060        12407
    8/03           11751             13157        12498
    9/03           12060             13544        12866
   10/03           12015             13476        12819
   11/03           12134             13616        12965
   12/03           12238             13729        13071
    1/04           12328             13807        13115
    2/04           12508             14015        13321
    3/04           12448             13966        13244
    4/04           12145             13636        12947
    5/04           12085             13586        12906
    6/04           12130             13636        12949
    7/04           12283             13815        13107
    8/04           12498             14092        13353
    9/04           12576             14167        13430
   10/04           12684             14289        13538
   11/04           12591             14171        13437
   12/04           12778             14344        13611
    1/05           12904             14478        13746
    2/05           12859             14430        13711
    3/05           12782             14339        13607
    4/05           12972             14565        13819
    5/05           13070             14668        13927
    6/05           13135             14759        14013
    7/05           13089             14692        13963
    8/05           13219             14840        14106
    9/05           13092             14741        14006
   10/05           13013             14651        13921
   11/05           13096             14721        13985
   12/05           13209             14848        14115
    1/06           13223             14888        14153
    2/06           13320             14988        14264
    3/06           13236             14885        14182
    4/06           13251             14879        14169
    5/06           13298             14946        14241
    6/06           13247             14889        14184
    7/06           13394             15067        14356
    8/06           13574             15290        14569
    9/06           13672             15397        14670
   10/06           13736             15493        14765
   11/06           13852             15622        14889
   12/06           13798             15567        14835
    1/07           13760             15527        14806
    2/07           13945             15732        14983
    3/07           13872             15693        14945
    4/07           13921             15739        14991
    5/07           13849             15670        14927
    6/07           13775             15589        14844
    7/07           13876             15709        14916
    8/07           13802             15642        14774
    9/07           13991             15873        14984
   10/07           14057             15944        15028
   11/07           14123             16045        15053
   12/07           14172             16090        15041
    1/08           14310             16293        15219
    2/08           13700             15547        14442
    3/08           14073             15991        14827
    4/08           14214             16178        15025
    5/08           14282             16276        15140
    6/08           14152             16093        14937
    7/08           14193             16154        14922
====================================================================================================================================

=================================================================  =================================================================
AVERAGE ANNUAL TOTAL RETURNS                                       AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum applicable sales charges          As of 6/30/08, the most recent calendar quarter-end, including maximum applicable sales charges

                                                  AFTER TAXES ON                                                     AFTER TAXES ON
                                                   DISTRIBUTIONS                                                      DISTRIBUTIONS
                                  AFTER TAXES           AND                                          AFTER TAXES           AND
                        BEFORE         ON          SALE OF FUND                            BEFORE         ON          SALE OF FUND
                         TAXES   DISTRIBUTIONS        SHARES                                TAXES   DISTRIBUTIONS        SHARES

CLASS A SHARES                                                     CLASS A SHARES
Inception (3/28/77)      5.85%        5.61%             5.63%      Inception (3/28/77)      5.86%        5.61%            5.64%
10 Years                 3.56         3.56              3.70       10 Years                 3.57         3.57             3.70
 5 Years                 2.96         2.95              3.16        5 Years                 2.19         2.19             2.49
 1 Year                 -2.68        -2.68             -0.31        1 Year                 -2.09        -2.09             0.08

CLASS B SHARES                                                     CLASS B SHARES
Inception (9/1/93)       3.94%        3.90%             3.98%      Inception (9/1/93)       3.95%        3.91%            3.98%
10 Years                 3.44         3.44              3.53       10 Years                 3.45         3.45             3.53
 5 Years                 2.82         2.82              2.96        5 Years                 2.05         2.05             2.28
 1 Year                 -3.44        -3.44             -1.01        1 Year                 -2.96        -2.96            -0.69

CLASS C SHARES                                                     CLASS C SHARES
Inception (8/4/97)       3.39%        3.38%             3.46%      Inception (8/4/97)       3.40%        3.39%            3.47%
10 Years                 3.28         3.28              3.37       10 Years                 3.28         3.27             3.36
 5 Years                 3.18         3.17              3.26        5 Years                 2.40         2.39             2.58
 1 Year                  0.35         0.35              1.46        1 Year                  0.86         0.85             1.79

INVESTOR CLASS SHARES                                              INVESTOR CLASS SHARES
10 Years                 4.14%        4.13%             4.22%      10 Years                 4.14%       4.14%             4.22%
 5 Years                 4.12         4.11              4.19        5 Years                 3.33         3.32             3.50
 1 Year                  2.35         2.35              3.07        1 Year                  2.87         2.86             3.41
=================================================================  =================================================================

INVESTOR CLASS SHARES' INCEPTION DATE IS        THE TOTAL ANNUAL FUND OPERATING EXPENSE      THE PERFORMANCE OF THE FUND'S SHARE
SEPTEMBER 30, 2003. RETURNS SINCE THAT       RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
DATE ARE HISTORICAL RETURNS. ALL OTHER       PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
RETURNS ARE BLENDED RETURNS OF HISTORICAL    FOR CLASS A, CLASS B, CLASS C AND INVESTOR   CLASS EXPENSES.
INVESTOR CLASS SHARE PERFORMANCE AND         CLASS SHARES WAS 0.84%, 1.59%, 1.59%
RESTATED CLASS A SHARE PERFORMANCE (FOR      AND 0.71%, RESPECTIVELY. THE EXPENSE            AFTER-TAX RETURNS ARE CALCULATED USING
PERIODS PRIOR TO THE INCEPTION DATE OF       RATIOS PRESENTED ABOVE MAY VARY FROM THE     THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
INVESTOR CLASS SHARES) AT NET ASSET VALUE    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   MARGINAL INCOME TAX RATE. THEY DO NOT
AND REFLECT THE HIGHER RULE 12B-1 FEES       OF THIS REPORT THAT ARE BASED ON EXPENSES    REFLECT THE EFFECT OF STATE AND LOCAL
APPLICABLE TO CLASS A SHARES. CLASS A        INCURRED DURING THE PERIOD COVERED BY THIS   TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
SHARES' INCEPTION DATE IS MARCH 28, 1977.    REPORT.                                      THE INVESTOR'S TAX SITUATION AND MAY
                                                                                          DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE    SHOWN ARE NOT RELEVANT TO INVESTORS WHO
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 4.75% SALES CHARGE, AND CLASS B      HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   SUCH AS 401(K)S OR IRAS.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CDSC ON CLASS B SHARES DECLINES FROM 5%
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEGINNING AT THE TIME OF PURCHASE TO 0%
IN NET ASSET VALUE AND THE EFFECT OF THE     AT THE BEGINNING OF THE SEVENTH YEAR. THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS C SHARES IS 1% FOR THE
STATED. INVESTMENT RETURN AND PRINCIPAL      FIRST YEAR AFTER PURCHASE. INVESTOR CLASS
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    SHARES DO NOT HAVE A FRONT-END SALES
A GAIN OR LOSS WHEN YOU SELL SHARES.         CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                             IS AT NET ASSET VALUE.


7   AIM MUNICIPAL BOND FUND

AIM MUNICIPAL BOND FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH
PRESERVATION OF PRINCIPAL.

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION

o  Effective September 30, 2003, only        o  The LEHMAN BROTHERS MUNICIPAL BOND        o  The returns shown in management's dis-
   previously established qualified plans       INDEX covers municipal bonds with a          cussion of Fund performance are based
   are eligible to purchase Class B shares      minimum credit rating of Baa, an out-        on net asset values calculated for
   of any AIM fund.                             standing par value of at least $5            share holder transactions. Generally
                                                million and issued as a part of a            accepted accounting principles require
o  All Investor Class shares are closed to      transaction of at least $50 million.         adjustments to be made to the net
   new investors. Contact your financial        The bonds must have been issued after        assets of the Fund at period end for
   advisor about purchasing our other           December 31, 1990, and have a remaining      financial reporting purposes, and as
   share classes.                               maturity of at least one year.               such, the net asset values for
                                                                                             shareholder transactions and the
PRINCIPAL RISKS OF INVESTING IN THE FUND     o  The LIPPER GENERAL MUNICIPAL DEBT FUNDS      returns based on those net asset values
                                                INDEX is an equally weighted rep-            may differ from the net asset values
o  Interest rate risk refers to the risk        resentation of the largest funds in the      and returns reported in the Financial
   that bond prices generally fall as           Lipper General Municipal Debt Fund           Highlights.
   interest rates rise; conversely, bond        Funds category. These funds invest
   prices generally rise as interest rates      primarily in Municipal debt issues        o  Industry classifications used in this
   fall.                                        rated in the top four credit ratings.        report are generally according to the
                                                                                             Global Industry Classification
o  Leveraging entails risks such as          o  The Fund is not managed to track the         Standard, which was developed by and is
   magnifying changes in the value of the       performance of any particular index,         the exclusive property and a service
   portfolio's securities.                      including the indexes defined here, and      mark of MSCI Inc. and Standard &
                                                consequently, the performance of the         Poor's.
o  There is no guarantee that the               Fund may deviate significantly from the
   investment techniques and risk analyses      performance of the indexes.               o  The Chartered Financial Analyst-
   used by the Fund's portfolio managers                                                     REGISTERED TRADEMARK- (CFA--REGISTERED
   will produce the desired results.         o  A direct investment cannot be made in        TRADEMARK--) designation is a globally
                                                an index. Unless otherwise indicated,        recognized standard for measuring the
o  Reinvestment risk is the risk that a         index results include reinvested             competence and integrity of investment
   bond's cash flows will be reinvested at      dividends, and they do not reflect           professionals.
   an interest rate below that on the           sales charges. Performance of an index
   original bond.                               of funds reflects fund expenses;          o  The average credit quality of the
                                                performance of a market index does not.      Fund's holdings as of the close of the
o  Credit risk is the risk of loss on an                                                     reporting period represents the
   investment due to the deterioration of                                                    weighted average quality rating of the
   an issuer's financial health. Such a                                                      securities in the portfolio as assigned
   deterioration of financial health may                                                     by Nationally Recognized Statistical
   result in a reduction of the credit                                                       Rating Organizations based on
   rating of the issuer's securities and                                                     assessment of the credit quality of the
   may lead to the issuer's inability to                                                     individual securities.
   honor its contractual obligations,
   including making timely payment of
   interest and principal.

o  The value of, payment of interest on,
   repayment of principal for and the
   ability of the Fund to sell a municipal
   security may be affected by
   constitutional amendments, legislative
   enactments, executive orders,
   administrative regulations, voter
   initiatives and the economics of the
   regions in which the issuers in which
   the Fund invests are located.

o  The prices of securities held by the
   Fund may decline in response to market
   risks.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================   Class A Shares                       AMBDX
                                                                                          Class B Shares                       AMBBX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class C Shares                       AMBCX
                                                                                          Investor Class Shares                AMBIX


8   AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2008



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.37%

ALABAMA-1.83%

  Alabama (State of) Public School & College
     Authority; Series 1999 C, Capital Improvement
     RB(a)                                             5.75%     07/01/17      $1,400     $  1,452,486
------------------------------------------------------------------------------------------------------
  Baldwin (County of); Series 2006 A, Unlimited
     Tax GO Wts. (INS-XL Capital Assurance
     Inc.)(a)(b)                                       5.00%     01/01/21       1,000        1,033,060
------------------------------------------------------------------------------------------------------
  Birmingham (City of) Special Care Facilities
     Financing Authority (Children's Hospital of
     Alabama); Series 2002, Health Care Facility
     RB (INS-Ambac Assurance Corp.)(a)(b)              5.38%     06/01/23       1,500        1,532,835
------------------------------------------------------------------------------------------------------
  Homewood (City of); Series 2007, Unlimited Tax
     Capital Appreciation GO Wts. (INS-Financial
     Security Assurance Inc.)(a)(b)(c)                 4.85%     09/01/36       1,000          182,750
------------------------------------------------------------------------------------------------------
  Jefferson (County of);
     Series 2000, School Limited Obligation Wts.
       (INS-Financial Security Assurance
       Inc.)(a)(b)                                     5.50%     02/15/20       1,250        1,288,362
------------------------------------------------------------------------------------------------------
     Series 2001 A, Capital Improvement Sewer
       Revenue Wts.(a)(d)(e)                           5.00%     02/01/11         775          816,424
------------------------------------------------------------------------------------------------------
  Lauderdale (County of) & Florence (City of)
     Health Care Authority (Coffee Health Group);
     Series 2000 A, RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      6.00%     07/01/29       1,000        1,053,330
------------------------------------------------------------------------------------------------------
  Mobile (City of); Series 2008, Unlimited Tax GO
     Wts. (INS-Financial Security Assurance
     Inc.)(a)(b)                                       4.25%     02/15/29       1,000          906,420
------------------------------------------------------------------------------------------------------
  University of Alabama (Birmingham Hospital);
     Series 2006 A, RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.00%     09/01/36       1,000          964,880
------------------------------------------------------------------------------------------------------
  University of Alabama; Series 2004 A, RB
     (INS-MBIA Insurance Corp.)(a)(b)                  5.00%     07/01/29       1,000        1,004,520
======================================================================================================
                                                                                            10,235,067
======================================================================================================


ALASKA-0.74%

  Alaska (State of) Housing Finance Corp. (State
     Building Lease); Series 1999, RB(a)(d)(e)         5.75%     04/01/10       2,000        2,113,060
------------------------------------------------------------------------------------------------------
  Alaska (State of) Municipal Bond Bank Authority;
     Series 2008 2, RB(a)                              4.90%     06/01/26       1,035        1,027,641
------------------------------------------------------------------------------------------------------
     Series 2008 2, RB(a)                              5.25%     06/01/38       1,000          993,950
======================================================================================================
                                                                                             4,134,651
======================================================================================================


AMERICAN SAMOA-0.23%

  American Samoa (Territory of); Series 2000, Ref.
     Unlimited Tax GO (INS-ACA Financial Guaranty
     Corp.)(a)(b)                                      6.00%     09/01/08       1,280        1,282,266
======================================================================================================


ARIZONA-0.22%

  Scottsdale (City of) Industrial Development
     Authority (Scottsdale Healthcare); Series
     2008 A, Ref. Hospital IDR(a)                      5.25%     09/01/30         250          236,560
------------------------------------------------------------------------------------------------------
  Yuma (City of) Municipal Property Corp.; Series
     2007 D, Municipal Facilities RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%     07/01/24       1,000        1,016,490
======================================================================================================
                                                                                             1,253,050
======================================================================================================


ARKANSAS-0.94%

  Arkansas (State of) Development Finance
     Authority; Series 2008 B, Single Family
     Mortgage RB(a)(f)                                 5.70%     07/01/28       1,000          982,430
------------------------------------------------------------------------------------------------------
  Bentonville (City of); Series 2007, Sales & Use
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          4.38%     11/01/25       1,000          971,040
------------------------------------------------------------------------------------------------------
  Fort Smith (City of); Series 2008, Ref. Water &
     Sewage Construction RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%     10/01/32       1,750        1,752,643
------------------------------------------------------------------------------------------------------
  North Little Rock (City of) Health Facilities
     Board (Baptist Health); Series 2001, Health
     Care RB(a)                                        5.70%     07/01/22         500          507,505
------------------------------------------------------------------------------------------------------
  Van Buren (County of) Public Facilities Board
     Sewer Revenue; Series 2000, Ref. &
     Construction Sales & Use Tax RB (INS-Ambac
     Assurance Corp.)(a)(b)                            5.60%     12/01/25       1,000        1,036,660
======================================================================================================
                                                                                             5,250,278
======================================================================================================


CALIFORNIA-5.61%

  ABAG Finance Authority for Non-Profit Corps.
     (Lincoln Glen Manor for Senior Citizens);
     Series 2000, COP (CEP-Cal-Mortgage)(a)            6.10%     02/15/25       1,000        1,011,740
------------------------------------------------------------------------------------------------------
  ABAG Finance Authority for Non-Profit Corps.
     (Lytton Gardens Inc.); Series 1999, COP
     (CEP-Cal-Mortgage)(a)                             6.00%     02/15/19       1,585        1,603,545
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

  ABAG Finance Authority for Non-Profit Corps.
     (Odd Fellows Home of California); Series
     1999, COP (CEP-Cal-Mortgage)(a)                   6.00%     08/15/24      $1,000     $  1,006,700
------------------------------------------------------------------------------------------------------
  Alhambra (City of) Unified School District
     (Financing); Series 2008, COP (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.50%     04/01/26       1,000        1,009,250
------------------------------------------------------------------------------------------------------
  Big Bear Lake (City of); Series 1996, Ref. Water
     RB (INS-MBIA Insurance Corp.)(a)(b)               6.00%     04/01/22       2,000        2,302,340
------------------------------------------------------------------------------------------------------
  California (State of) Department of Water
     Resources; Series 2002 A, Power Supply
     RB(a)(d)(e)                                       5.38%     05/01/12       1,000        1,101,270
------------------------------------------------------------------------------------------------------
  California (State of) Educational Facilities
     Authority (Fresno Pacific University); Series
     2000 A, RB(a)                                     6.05%     03/01/11       1,350        1,415,381
------------------------------------------------------------------------------------------------------
  California (State of);
     Series 2003, Unlimited Tax GO (INS-Ambac
       Assurance Corp.)(a)(b)                          5.00%     02/01/33       2,495        2,504,805
------------------------------------------------------------------------------------------------------
     Series 2005, Unlimited Tax GO(a)                  5.00%     08/01/35       1,000          973,980
------------------------------------------------------------------------------------------------------
     Series 2006 2, Ref. Unlimited Tax GO
       (INS-Ambac Assurance Corp.)(a)(b)               4.60%     09/01/26       1,500        1,425,675
------------------------------------------------------------------------------------------------------
     Series 2007, Unlimited Tax GO(a)                  5.00%     06/01/32       1,600        1,567,168
------------------------------------------------------------------------------------------------------
     Series 2008, Unlimited Tax GO(a)                  5.00%     03/01/17       2,500        2,655,600
------------------------------------------------------------------------------------------------------
  Contra Costa (County of) Water District; Series
     2007 O, Ref. Water RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.00%     10/01/25       1,910        1,957,826
------------------------------------------------------------------------------------------------------
  El Centro (City of) Financing Authority; Series
     2006 A, Water RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.00%     10/01/26       2,000        2,030,660
------------------------------------------------------------------------------------------------------
  Evergreen Elementary School District; Series
     2007 A, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    4.38%     08/01/28       1,700        1,543,634
------------------------------------------------------------------------------------------------------
  Folsom (City of) Public Financing Authority;
     Series 2007 A, Special Obligation Tax RB
     (INS-Ambac Assurance Corp.)(a)(b)                 5.00%     09/01/28       1,000          972,800
------------------------------------------------------------------------------------------------------
  Foothill/Eastern Corridor Agency (California
     Toll Road); Series 1995 A, Sr. Lien
     RB(a)(d)(e)                                       6.00%     01/01/10         400          422,344
------------------------------------------------------------------------------------------------------
  Hesperia (City of) Public Financing Authority
     (Redevelopment & Housing); Series 2007 A, RB
     (INS-XL Capital Assurance Inc.)(a)(b)             5.00%     09/01/31         500          451,140
------------------------------------------------------------------------------------------------------
  Los Angeles (City of) Unified School District
     (Election 2002); Series 2007 B, Unlimited Tax
     GO (INS-Ambac Assurance Corp.)(a)(b)              4.50%     07/01/26       2,000        1,870,460
------------------------------------------------------------------------------------------------------
  Montclair (City of) Financing Authority (Public
     Facilities); Series 2005, Lease RB (INS-Ambac
     Assurance Corp.)(a)(b)                            4.60%     10/01/25       1,150        1,088,291
------------------------------------------------------------------------------------------------------
  Palomar Pomerado Health System (Election of
     2004); Series 2005 A, Unlimited Tax GO
     (INS-Ambac Assurance Corp.)(a)(b)                 5.00%     08/01/26         980          971,964
------------------------------------------------------------------------------------------------------
  Southern California Public Power Authority
     (Natural Gas Project No. 1); Series 2007 A,
     RB(a)                                             5.00%     11/01/33       1,500        1,383,210
======================================================================================================
                                                                                            31,269,783
======================================================================================================


COLORADO-4.19%

  Arapahoe (County of) Water & Waste Water
     Authority; Series 2007, Ref. RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%     12/01/33       1,000        1,006,600
------------------------------------------------------------------------------------------------------
  Aurora (City of) (Children's Hospital); Series
     2004 C, RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.00%     12/01/33       2,500        2,478,550
------------------------------------------------------------------------------------------------------
  Aurora (City of); Series 2000, Public
     Improvement COP(a)(d)(e)                          5.50%     12/01/10       3,230        3,466,113
------------------------------------------------------------------------------------------------------
  Boulder (County of); Series 2005 A, Open Space
     Capital Improvement Trust Fund RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%     01/01/24       4,145        4,263,713
------------------------------------------------------------------------------------------------------
  Colorado (State of) E-470 Public Highway
     Authority; Series 2000 A, Sr. RB(a)(d)(e)         5.75%     09/01/10       1,000        1,080,390
------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Peak to Peak); Series
     2004, Ref. & Improvement Charter School RB
     (INS-XL Capital Assurance Inc.)(a)(b)             5.25%     08/15/24       1,000        1,016,500
------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla Inc.);
     Series 2002 A, RB(a)                              5.50%     01/01/23       2,850        2,896,569
------------------------------------------------------------------------------------------------------
     Series 2002 A, RB(a)                              5.63%     01/01/33       2,000        1,975,040
------------------------------------------------------------------------------------------------------
  Colorado Springs (City of); Series 2002,
     Hospital RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.00%     12/15/32       1,000          987,450
------------------------------------------------------------------------------------------------------
  Denver (City of) Health & Hospital Authority;
     Series 2004 A, Ref. Health Care RB(a)(d)(e)       6.25%     12/01/14         750          870,637
------------------------------------------------------------------------------------------------------
  Meridian Metropolitan District; Series 2001 B,
     Ref. & Improvement Unlimited Tax GO
     (INS-Radian Asset Assurance, Inc.)(a)(b)          5.00%     12/01/25         750          727,125
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Northwest Parkway Public Highway Authority;
     Series 2001 A, Sr. RB(a)(d)(e)                    5.25%     06/15/11      $1,000     $  1,082,170
------------------------------------------------------------------------------------------------------
  Superior (City of) Metropolitan District No. 1;
     Series 2006, Ref. RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.00%     12/01/23       1,450        1,497,444
======================================================================================================
                                                                                            23,348,301
======================================================================================================


CONNECTICUT-2.11%

  Connecticut (State of) (Bradley International
     Airport); Series 2000 A, Special Obligation
     Parking RB (INS-ACA Financial Guaranty
     Corp.)(a)(b)(f)                                   6.60%     07/01/24       1,250        1,175,588
------------------------------------------------------------------------------------------------------
  Connecticut (State of) (Transportation
     Infrastructure);
     Series 1991 B, Special Obligation Tax RB(a)       6.50%     10/01/10         530          575,829
------------------------------------------------------------------------------------------------------
     Series 1991 B, Special Obligation Tax RB(a)       6.50%     10/01/12       1,500        1,701,090
------------------------------------------------------------------------------------------------------
  Connecticut (State of) Area Cooperative
     Educational Services (Staff
     Development/Administration Facilities);
     Series 1999, Unlimited Tax GO (INS-ACA
     Financial Guaranty Corp.)(a)(b)                   5.63%     07/15/19       1,060        1,025,497
------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Bridgeport Hospital);
     Series 1992 A, RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      6.63%     07/01/18         500          501,335
------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Loomis Chaffee School);
     Series 2001 D, RB(a)(d)(e)                        5.25%     07/01/11       1,000        1,079,730
------------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority
     (Group Home Mortgage); Series 2000 GH-5,
     Special Obligation RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.85%     06/15/30         500          504,545
------------------------------------------------------------------------------------------------------
  Connecticut (State of) Housing Finance Authority
     (Housing Mortgage Finance Program);
     Series 1996 C-1, RB(a)                            6.30%     11/15/17       1,015        1,023,628
------------------------------------------------------------------------------------------------------
     Series 1998 C, RB(a)(f)                           5.50%     11/15/35       1,775        1,695,302
------------------------------------------------------------------------------------------------------
  New Britain (City of); Series 1992, Unlimited
     Tax GO (INS-MBIA Insurance Corp.)(a)(b)           6.00%     02/01/11         400          430,664
------------------------------------------------------------------------------------------------------
  Somers (City of); Series 1990, Unlimited Tax
     GO(a)                                             6.00%     12/01/10         190          206,522
------------------------------------------------------------------------------------------------------
  University of Connecticut; Series 2000 A,
     Student Fee RB(a)(d)(e)                           6.00%     11/15/10       1,325        1,449,444
------------------------------------------------------------------------------------------------------
  Westbrook (City of); Series 1992, Unlimited Tax
     GO (INS-MBIA Insurance Corp.)(a)(b)               6.40%     03/15/10         380          403,621
======================================================================================================
                                                                                            11,772,795
======================================================================================================


DISTRICT OF COLUMBIA-0.37%

  District of Columbia (George Washington
     University); Series 2001 A, RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.13%     09/15/31       1,000        1,011,830
------------------------------------------------------------------------------------------------------
  District of Columbia (Gonzaga College High
     School); Series 1999, RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.38%     07/01/19       1,055        1,080,193
======================================================================================================
                                                                                             2,092,023
======================================================================================================


FLORIDA-2.19%

  Bartow (City of); Series 2006, Ref. Water &
     Sewer System RB (INS-Financial Guaranty
     Insurance Co.)(a)(b)                              4.25%     10/01/29       5,000        4,221,300
------------------------------------------------------------------------------------------------------
  Crossings at Fleming Island Community
     Development District; Series 2000 B, Ref.
     Special Assessment RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.80%     05/01/16       1,000        1,053,570
------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (Ascension Health Credit Group);
     Series 2002 A, RB(a)                              5.25%     11/15/32       1,500        1,463,685
------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Aviation RB
     (INS-Financial Guaranty Insurance Co.)(a)(b)      5.75%     10/01/29       2,000        2,039,500
------------------------------------------------------------------------------------------------------
  Orange (County of) Health Facilities Authority;
     Series 2006 B, Health Care RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%     12/01/32       1,000          975,200
------------------------------------------------------------------------------------------------------
  Port St. Lucie (City of) (Torrey Pines); Series
     2007, VRD COP (INS-MBIA Insurance
     Corp.)(b)(g)(h)                                  10.00%     09/01/27       1,455        1,455,000
------------------------------------------------------------------------------------------------------
  Sunrise (City of) Utility System; Series 1998,
     Ref. RB (INS-Ambac Assurance Corp.)(a)(b)         5.00%     10/01/28       1,000        1,002,300
======================================================================================================
                                                                                            12,210,555
======================================================================================================


GEORGIA-0.91%

  Atlanta (City of); Series 2001 A, Water &
     Wastewater RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.00%     11/01/39         110          107,441
------------------------------------------------------------------------------------------------------
  Dahlonega (City of) Water & Wastewater; Series
     2008 A, RB (INS-Assured Guaranty Ltd.)(a)(b)      5.25%     09/01/30       1,750        1,784,213
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Gilmer (County of) Building Authority
     (Courthouse); Series 2005 A, RB (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%     04/01/29      $1,000     $    993,570
------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Water & Sewerage Authority;
     Series 2002, RB(a)(d)(e)                          5.25%     08/01/12       2,000        2,177,400
======================================================================================================
                                                                                             5,062,624
======================================================================================================


ILLINOIS-6.90%

  Bellwood (City of); Series 2002, Unlimited Tax
     GO(a)(d)(e)                                       5.25%     12/01/12       1,000        1,093,500
------------------------------------------------------------------------------------------------------
  Chicago (City of) (Cottage View Terrace
     Apartments); Series 2000 A, FHA/GNMA
     Collateralized MFH RB (CEP-GNMA)(a)(f)            6.13%     02/20/42       1,530        1,539,455
------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 2000 C, Project & Ref. Unlimited Tax
       GO(a)(d)(e)                                     5.50%     01/01/10       1,755        1,876,569
------------------------------------------------------------------------------------------------------
     Series 2000 C, Project & Ref. Unlimited Tax
       GO (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.50%     01/01/40         995        1,014,174
------------------------------------------------------------------------------------------------------
     Series 2001, Special Transportation
       RB(a)(d)(e)                                     5.25%     01/01/27       1,000        1,027,840
------------------------------------------------------------------------------------------------------
     Series 2001 A, Project & Ref. Unlimited Tax
       GO(a)(d)(e)                                     5.25%     01/01/11       2,980        3,185,858
------------------------------------------------------------------------------------------------------
     Series 2001 A, Project & Ref. Unlimited Tax
       GO (INS-MBIA Insurance Corp.)(a)(b)             5.25%     01/01/33         960          967,978
------------------------------------------------------------------------------------------------------
  Cook (County of); Series 2004 B, Capital
     Improvement Unlimited Tax GO (INS-MBIA
     Insurance Corp.)(a)(b)                            5.00%     11/15/29       1,000        1,008,500
------------------------------------------------------------------------------------------------------
  Freeport (City of); Series 2000, Sewer System
     Improvements Unlimited Tax GO(a)(d)(e)            6.00%     12/01/10       1,000        1,091,450
------------------------------------------------------------------------------------------------------
  Illinois (State of) Department of Central
     Management Services; Series 1999, COP
     (INS-MBIA Insurance Corp.)(a)(b)                  5.85%     07/01/19       1,750        1,809,517
------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Adventist Health Systems); Series
     1997 A, RB (INS-MBIA Insurance Corp.)(a)(b)       6.00%     11/15/11       2,500        2,690,625
------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Northwestern University); Series
     1997, Adjustable Rate Medium Term RB(a)(d)(e)     5.25%     11/01/14       1,000        1,109,090
------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Robert Morris College);
     Series 2000, RB (INS-MBIA Insurance
       Corp.)(a)(b)                                    5.75%     06/01/20       1,305        1,307,062
------------------------------------------------------------------------------------------------------
     Series 2000, RB (INS-MBIA Insurance
       Corp.)(a)(b)                                    5.80%     06/01/30       1,000        1,001,490
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Children's Memorial Hospital); Series 2008
     A, RB (INS-Assured Guaranty Ltd.)(a)(b)           5.25%     08/15/33       2,000        1,978,000
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Noble
     Network Charter Schools); Series 2007 A, RB
     (INS-ACA Financial Guaranty Corp.)(a)(b)          5.00%     09/01/27       1,000          808,660
------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Resurrection Health Care); Series 1999 B, RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.25%     05/15/29       3,000        3,022,560
------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Blessing Hospital); Series 1999 A,
     RB(a)(d)(e)                                       6.00%     11/15/09       1,000        1,049,660
------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evangelical Hospital Corp.);
     Series 1992 A, Ref. RB(a)(e)                      6.25%     04/15/22       1,000        1,186,230
------------------------------------------------------------------------------------------------------
     Series 1992 C, RB(a)(e)                           6.25%     04/15/22       1,150        1,364,165
------------------------------------------------------------------------------------------------------
  Illinois (State of) Municipal Electric Agency;
     Series 2006, Power Supply RB (INS-Financial
     Guaranty Insurance Co.)(a)(b)                     5.00%     02/01/26       3,000        2,999,970
------------------------------------------------------------------------------------------------------
  Metropolitan Pier & Exposition Authority
     (McCormick Place Expansion);
     Series 2002 A, Capital Appreciation Dedicated
       State Tax RB (INS-MBIA Insurance
       Corp.)(a)(b)(c)                                 5.94%     06/15/30       1,000          309,330
------------------------------------------------------------------------------------------------------
     Series 2002 A, Dedicated State Tax RB
       (INS-MBIA Insurance Corp.)(a)(b)                5.25%     06/15/42       1,000        1,011,040
------------------------------------------------------------------------------------------------------
  Will (County of) School District No. 086
     (Joliet);
     Series 2006 B, Ref. Unlimited Tax GO
       (INS-Financial Security Assurance
       Inc.)(a)(b)                                     5.00%     03/01/20       1,680        1,751,954
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. Unlimited Tax GO
       (INS-Financial Security Assurance
       Inc.)(a)(b)                                     5.00%     03/01/24       1,000        1,024,010
------------------------------------------------------------------------------------------------------
  Will (County of) School District No. 122 (New
     Lenox);
     Series 2000 A, Unlimited Tax GO(a)(d)(e)          6.50%     11/01/10          80           87,416
------------------------------------------------------------------------------------------------------
     Series 2000 A, Unlimited Tax GO(a)(d)(e)          6.50%     11/01/10         510          557,277
------------------------------------------------------------------------------------------------------
     Series 2000 A, Unlimited Tax GO(a)(d)(e)          6.50%     11/01/10         575          628,303
======================================================================================================
                                                                                            38,501,683
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
INDIANA-5.72%

  East Allen (County of) Multi-School Building
     Corp.; Series 2000, First Mortgage
     RB(a)(d)(e)                                       5.75%     01/15/10      $  735     $    773,499
------------------------------------------------------------------------------------------------------
  Hancock (County of) & Mount Vernon (City of)
     Multi-School Building Corp.; Series 2001 A,
     First Mortgage RB(a)(d)(e)                        5.45%     07/15/11       1,000        1,078,460
------------------------------------------------------------------------------------------------------
  Indiana (State of) Bond Bank; Series 2000 A,
     Special Program RB(a)(d)(e)                       5.90%     02/01/10       1,000        1,064,340
------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 2000, Highway RB(a)(d)(e)                  5.38%     12/01/10         435          464,554
------------------------------------------------------------------------------------------------------
     Series 2000, Highway RB(a)(d)(e)                  5.38%     12/01/10       1,565        1,671,326
------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank (Waterworks); Series 2002 A,
     RB(a)(d)(e)                                       5.25%     07/01/12       1,000        1,085,000
------------------------------------------------------------------------------------------------------
  Lafayette (City of); Series 2002, Sewer
     RB(a)(d)(e)                                       5.15%     07/01/12       1,000        1,090,260
------------------------------------------------------------------------------------------------------
  Noblesville (City of) Redevelopment Authority
     (Lease Rental 146th Street Extension); Series
     2006 A, Economic Development RB(a)                5.25%     08/01/25       1,570        1,583,235
------------------------------------------------------------------------------------------------------
  Northern Wells (City of) Community School
     Building Corp.; Series 2002, First Mortgage
     RB(a)(d)(e)                                       5.40%     07/15/12         500          543,735
------------------------------------------------------------------------------------------------------
  Petersburg (City of) (Indianapolis Power & Light
     Co.);
     Series 1991, Ref. PCR(a)                          5.75%     08/01/21       4,000        4,013,640
------------------------------------------------------------------------------------------------------
     Series 1993 B, Ref. PCR (INS-MBIA Insurance
       Corp.)(a)(b)                                    5.40%     08/01/17       9,850       10,812,345
------------------------------------------------------------------------------------------------------
  Rockport (City of) (AEP Generating Co.); Series
     1995 A, Ref. Adjustable Rate PCR (INS-Ambac
     Assurance Corp.)(a)(b)                            4.15%     07/01/25       2,000        2,068,320
------------------------------------------------------------------------------------------------------
  Rockville (City of) School Building Corp.;
     Series 2006, First Mortgage RB (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%     07/15/26       3,430        3,493,901
------------------------------------------------------------------------------------------------------
  St. Joseph (County of) Hospital Authority
     (Memorial Health System); Series 2000, Health
     System RB(a)(d)(e)                                5.63%     08/15/11       1,000        1,073,030
------------------------------------------------------------------------------------------------------
  Wa-Nee Middle School Building Corp.; Series
     2001, First Mortgage Unlimited Tax
     GO(a)(d)(e)                                       5.50%     07/15/11       1,000        1,075,490
======================================================================================================
                                                                                            31,891,135
======================================================================================================


KANSAS-0.69%

  Kansas (State of) Development Finance Authority
     (Stormont-Vail Healthcare Inc.); Series 2007
     L, Health Facilities RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.13%     11/15/32       1,200        1,176,228
------------------------------------------------------------------------------------------------------
  Overland Park Development Corp. (Overland Park
     Convention Center Hotel); Series 2001 A,
     First Tier RB(a)(d)(e)                            7.38%     01/01/11       1,635        1,825,723
------------------------------------------------------------------------------------------------------
  University of Kansas Hospital Authority (KU
     Health Systems); Series 2006, Ref. &
     Improvement Health Facilities RB(a)               4.50%     09/01/32       1,000          831,800
======================================================================================================
                                                                                             3,833,751
======================================================================================================


KENTUCKY-0.51%

  Franklin (County of) School District Finance
     Corp.; Series 2007, School Building RB
     (INS-Financial Security Assurance Inc.)(a)(b)     4.25%     05/01/26       1,500        1,398,720
------------------------------------------------------------------------------------------------------
  Spencer (County of) School District Finance
     Corp.; Series 2007, School Building RB
     (INS-Financial Security Assurance Inc.)(a)(b)     4.50%     08/01/27       1,480        1,421,510
======================================================================================================
                                                                                             2,820,230
======================================================================================================


LOUISIANA-3.98%

  East Baton Rouge (Parish of) Sewer Commission;
     Series 2006 A, Ref. RB (INS-Financial
       Security Assurance Inc.)(a)(b)                  5.00%     02/01/25       1,000        1,023,190
------------------------------------------------------------------------------------------------------
     Series 2006 A, Ref. RB (INS-Financial
       Security Assurance Inc.)(a)(b)                  5.00%     02/01/26       1,000        1,019,380
------------------------------------------------------------------------------------------------------
  Lafayette (City of);
     Series 2000 A, Public Improvement Sales Tax
       RB(a)(d)(e)                                     5.50%     03/01/10       2,360        2,517,671
------------------------------------------------------------------------------------------------------
     Series 2007, Communications Systems RB
       (INS-XL Capital Assurance Inc.)(a)(b)           4.63%     11/01/24       2,000        1,958,500
------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities & Community
     Development Authority (Parking Facilities
     Corp. Garage); Series 2001 A, RB (INS-Ambac
     Assurance Corp.)(a)(b)                            5.20%     10/01/20       1,760        1,810,882
------------------------------------------------------------------------------------------------------
  Louisiana (State of) Local Government
     Environmental Facilities & Community
     Development Authority;
     Series 2000, Capital Projects & Equipment
       Acquisitions RB (INS-ACA Financial Guaranty
       Corp.)(a)(b)                                    6.55%     09/01/25       5,290        5,067,185
------------------------------------------------------------------------------------------------------
     Series 2000 A, Capital Projects & Equipment
       Acquisitions RB (INS-Ambac Assurance
       Corp.)(a)(b)                                    6.30%     07/01/30       2,000        1,999,860
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

  Louisiana (State of) Public Facilities Authority
     (Black & Gold Facilities); Series 2007 A, RB
     (INS-CIFG Assurance North America,
     Inc.)(a)(b)                                       5.00%     07/01/32      $1,000     $    893,950
------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Ochsner Clinic Foundation); Series 2002 B,
     RB(a)(d)(e)                                       5.50%     05/15/26       1,000        1,109,700
------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tulane University); Series 2002 A,
     RB(a)(d)(e)                                       5.13%     07/01/12       2,100        2,264,850
------------------------------------------------------------------------------------------------------
  Ouachita (Parish of) Hospital Service District
     No. 1 (Glenwood Regional Medical Center);
     Series 1996, Ref. RB(a)(d)(e)                     5.70%     05/15/10       1,000        1,063,370
------------------------------------------------------------------------------------------------------
  St. John Baptist (Parish of) Sales Tax District;
     Series 1987, RB(a)(e)                             7.60%     01/01/09         500          512,195
------------------------------------------------------------------------------------------------------
  Tangipahoa (Parish of) Hospital Service District
     No. 1 (North Oaks Medical Center); Series
     2003 A, Ref. RB(a)                                5.00%     02/01/25       1,000          965,150
======================================================================================================
                                                                                            22,205,883
======================================================================================================


MARYLAND-0.53%

  Baltimore (City of) (Water); Series 1994 A,
     RB(a)(e)                                          5.00%     07/01/24       1,000        1,049,840
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Lifebridge Health);
     Series 2008, RB(a)                                4.75%     07/01/39       1,000          865,560
------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System); Series 2001, RB(a)(d)(e)         5.25%     07/01/11       1,000        1,066,150
======================================================================================================
                                                                                             2,981,550
======================================================================================================


MASSACHUSETTS-2.86%

  Boston (City of) Water & Sewer Commission; Sr.
     Series 1993 A, RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.25%     11/01/19       5,385        5,846,818
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Bay Transportation
     Authority; Series 2002 A, Sr. Sales Tax
     RB(a)(d)(e)                                       5.00%     07/01/12       1,500        1,616,640
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Boston University); Series 1999 P,
     RB(a)                                             6.00%     05/15/59       5,500        5,720,935
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (College Issue); Series 2003 B, RB
     (INS-XL Capital Assurance Inc.)(a)(b)             5.25%     07/01/33       1,000          990,350
------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Linden Ponds Inc.); Series 2007 A,
     Facilities RB(a)                                  5.00%     11/15/14       1,000          950,920
------------------------------------------------------------------------------------------------------
  Massachusetts (State of); Series 2000 A,
     Consumer Lien Limited Tax GO(a)                   5.75%     02/01/09         785          800,409
======================================================================================================
                                                                                            15,926,072
======================================================================================================


MICHIGAN-4.47%

  Allegan (City of) Public School District; Series
     2000, Unlimited Tax GO(a)(d)(e)                   5.75%     05/01/10         500          530,985
------------------------------------------------------------------------------------------------------
  Almont (City of) Community Schools; Series 2002,
     Ref. School Building & Site Unlimited Tax
     GO(a)(d)(e)                                       5.00%     11/01/12       1,000        1,079,840
------------------------------------------------------------------------------------------------------
  Bullock Creek School District; Series 2000,
     Unlimited Tax GO(a)(d)(e)                         5.50%     05/01/10       1,000        1,056,840
------------------------------------------------------------------------------------------------------
  Caledonia (City of) Community Schools;
     Series 2000, Unlimited Tax GO(a)(d)(e)            5.50%     05/01/10       1,000        1,056,840
------------------------------------------------------------------------------------------------------
     Series 2005, Ref. Unlimited Tax GO (INS-MBIA
       Insurance Corp.)(a)(b)                          5.00%     05/01/25       1,000        1,015,930
------------------------------------------------------------------------------------------------------
  Chippewa Valley Schools;
     Series 2002, Ref. Unlimited Tax GO(a)(d)(e)       5.13%     05/01/12       1,000        1,077,890
------------------------------------------------------------------------------------------------------
     Series 2005, Ref. Unlimited Tax GO (INS-MBIA
       Insurance Corp.)(a)(b)                          5.00%     05/01/24       1,850        1,879,471
------------------------------------------------------------------------------------------------------
  Detroit (City of) Water Supply System;
     Series 2001 A, Sr. Lien RB(a)(d)(e)               5.25%     07/01/11       1,655        1,759,728
------------------------------------------------------------------------------------------------------
     Series 2001 A, Sr. Lien RB(a)(d)(e)               5.25%     07/01/11       1,845        1,967,047
------------------------------------------------------------------------------------------------------
     Series 2001 A, Sr. Lien RB (INS-Financial
       Guaranty Insurance Co.)(a)(b)                   5.00%     07/01/30       5,000        4,825,550
------------------------------------------------------------------------------------------------------
  Jackson (City of) Brownfield Redevelopment
     Authority; Series 2002, Tax Increment TAN
     (INS-Financial Guaranty Insurance Co.)(a)(b)      5.13%     06/01/24       1,000        1,008,730
------------------------------------------------------------------------------------------------------
  Lake Orion (City of) Community School District;
     Series 2000 A, Unlimited Tax GO(a)(d)(e)          6.00%     05/01/10         500          532,665
------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority
     (Drinking Water Revolving Fund); Series 2000,
     RB(a)(d)(e)                                       5.50%     10/01/10       1,000        1,077,950
------------------------------------------------------------------------------------------------------
  Michigan (State of) Public Power Agency
     (Combustion Turbine No. 1); Series 2001 A, RB
     (INS-Ambac Assurance Corp.)(a)(b)                 5.25%     01/01/24       2,500        2,566,425
------------------------------------------------------------------------------------------------------
  Michigan (State of) Tobacco Settlement Finance
     Authority; Series 2007 A, Sr. RB(a)               6.00%     06/01/34       1,300        1,121,211
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Newaygo (City of) Public Schools; Series 2000,
     Unlimited Tax GO(a)(d)(e)                         5.50%     05/01/10      $1,000     $  1,056,840
------------------------------------------------------------------------------------------------------
  Wyoming (City of) Water Supply System; Series
     2008, RB(a)                                       5.13%     06/01/28       1,305        1,297,679
======================================================================================================
                                                                                            24,911,621
======================================================================================================


MINNESOTA-0.37%

  Minneapolis (City of) Fairview Health Services;
     Series 2005 B, Ref. VRD RB (INS-Ambac
     Assurance Corp.)(b)(g)(h)                         8.50%     11/15/29       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Minneapolis (City of); Series 2000 A, Parking
     Ramp Unlimited Tax GO(a)                          5.90%     12/01/20       1,000        1,059,450
======================================================================================================
                                                                                             2,059,450
======================================================================================================


MISSISSIPPI-1.27%

  Mississippi (State of) Development Bank (Lowndes
     County Individual Development) Series 2007,
     Special Obligation RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.00%     07/01/27       1,000        1,019,390
------------------------------------------------------------------------------------------------------
  Mississippi (State of) Higher Education
     Assistance Corp.; Sub. Series 1994 C, RB
     (CEP-Gtd. Student Loans)(a)(f)                    7.50%     09/01/09       5,000        5,011,350
------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Forrest County General
     Hospital); Series 2000, RB(a)(d)(e)               5.50%     01/01/11       1,000        1,073,650
======================================================================================================
                                                                                             7,104,390
======================================================================================================


MISSOURI-2.50%

  Bi-State Development Agency (Metrolink Cross
     Country) Series 2007, Mass Transit Sales Tax
     RB(a)                                             5.00%     10/01/33       1,500        1,383,360
------------------------------------------------------------------------------------------------------
  Cass (County of); Series 2007, Hospital RB(a)        5.38%     05/01/22       1,000          956,360
------------------------------------------------------------------------------------------------------
  Gladstone (City of); Series 2006 A, COP (INS-XL
     Capital Assurance Inc.)(a)(b)                     5.00%     06/01/22       1,295        1,315,021
------------------------------------------------------------------------------------------------------
  Jasper (County of) Reorganized School District
     No. R-9 (Missouri Direct Deposit Program);
     Series 2006, Unlimited Tax GO (INS-Financial
     Security Assurance Inc.)(a)(b)                    5.00%     03/01/22       1,000        1,044,140
------------------------------------------------------------------------------------------------------
  Ladue (City of) School District; Series 2007,
     Ref. & Improvement Unlimited Tax GO(a)            4.75%     03/01/27       1,000        1,004,160
------------------------------------------------------------------------------------------------------
  Miller (County of) Reorganized School District
     No. 2; Series 2006, Unlimited Tax GO
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%     03/01/21       1,000        1,045,460
------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Washington University);
     Series 2001 A, RB(a)(d)(e)                        5.13%     06/15/11       4,000        4,269,760
------------------------------------------------------------------------------------------------------
  Missouri (State of) Joint Municipal Electric
     Utility Commission (Iatan 2); Series 2006 A,
     Power Project RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      5.00%     01/01/34       1,000          932,700
------------------------------------------------------------------------------------------------------
  Neosho (City of) Reorganized School District No.
     R-05 (Missouri Direct Deposit Program);
     Series 2006, School Building Unlimited Tax GO
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%     03/01/23       1,000        1,040,210
------------------------------------------------------------------------------------------------------
  St. Louis (City of) Municipal Finance Corp.
     (Recreational Sales Tax); Series 2007,
     Leasehold RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      4.50%     02/15/28       1,000          964,700
======================================================================================================
                                                                                            13,955,871
======================================================================================================


MONTANA-0.26%

  Montana (State of) Facility Finance Authority
     (Glendive Medical Center); Series 2008 A,
     Master Loan Program RB(a)                         4.75%     07/01/28       1,500        1,430,145
======================================================================================================


NEBRASKA-0.36%

  University of Nebraska (Omaha Student
     Facilities); Series 2007, University RB(a)        5.00%     05/15/32       1,000        1,006,280
------------------------------------------------------------------------------------------------------
  University of Omaha (Health and Recreation);
     Series 2008, RB(a)                                5.00%     05/15/33       1,000        1,006,080
======================================================================================================
                                                                                             2,012,360
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
NEVADA-2.19%

  Clark (County of);
     Series 2001, Bond Bank Limited Tax
       GO(a)(d)(e)                                     5.00%     06/01/11      $2,870     $  3,043,291
------------------------------------------------------------------------------------------------------
     Series 2001, Bond Bank Limited Tax GO
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.00%     06/01/31       2,130        2,115,516
------------------------------------------------------------------------------------------------------
     Series 2001 B, Airport Sub. Lien RB(a)(d)(e)      5.13%     07/01/11       2,250        2,397,532
------------------------------------------------------------------------------------------------------
     Series 2001 B, Airport Sub. Lien RB(a)(d)(e)      5.25%     07/01/11       1,500        1,603,560
------------------------------------------------------------------------------------------------------
     Series 2004 A-2, Airport Sub. Lien RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.13%     07/01/25       1,000        1,006,780
------------------------------------------------------------------------------------------------------
     Series 2004 A-2, Airport Sub. Lien RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.13%     07/01/27       1,000        1,001,210
------------------------------------------------------------------------------------------------------
  Truckee Meadows Water Authority; Series 2001 A,
     Water RB(a)(d)(e)                                 5.13%     07/01/11       1,000        1,067,020
======================================================================================================
                                                                                            12,234,909
======================================================================================================


NEW JERSEY-1.27%

  New Jersey (State of) Economic Development
     Authority (Continental Airlines, Inc.);
     Series 1999, Special Facility RB(a)(f)            6.40%     09/15/23       1,025          785,734
------------------------------------------------------------------------------------------------------
     Series 2000, Special Facility RB(a)(f)            7.00%     11/15/30       4,000        3,138,880
------------------------------------------------------------------------------------------------------
  New Jersey (State of) Tobacco Settlement
     Financing Corp.; Series 2002, Asset-Backed
     RB(a)(d)(e)                                       5.38%     06/01/12       1,485        1,612,517
------------------------------------------------------------------------------------------------------
  New Jersey (State of) Transportation Trust Fund
     Authority; Series 1999 A, Transportation
     System RB(a)(e)                                   5.50%     06/15/10       1,440        1,525,335
======================================================================================================
                                                                                             7,062,466
======================================================================================================


NEW MEXICO-0.76%

  New Mexico (State of) Finance Authority; Series
     2006 B, Sr. Lien Public Project Revolving
     Fund RB (INS-MBIA Insurance Corp.)(a)(b)          5.00%     06/01/26       2,000        2,025,700
------------------------------------------------------------------------------------------------------
  San Juan (County of); Series 2008, Sub. Gross
     Receipts Tax RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             4.38%     06/15/25       1,000          964,650
------------------------------------------------------------------------------------------------------
  Santa Fe (City of); Series 2006 B, Ref. Gross
     Receipts Tax RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             5.00%     06/01/22       1,185        1,230,753
======================================================================================================
                                                                                             4,221,103
======================================================================================================


NEW YORK-4.93%

  Metropolitan Transportation Authority (Dedicated
     Tax Fund); Series 2000 A, RB(a)(d)(e)             5.88%     04/01/10       1,500        1,592,880
------------------------------------------------------------------------------------------------------
  Metropolitan Transportation Authority (Service
     Contract); Series 2002 A, Ref. RB(a)              5.13%     01/01/29       1,000        1,009,280
------------------------------------------------------------------------------------------------------
  New York (City of) Industrial Development Agency
     (YMCA of Greater New York); Series 2006,
     Civic Facilities IDR(a)                           5.00%     08/01/36       1,500        1,428,420
------------------------------------------------------------------------------------------------------
  New York (City of) Municipal Water Finance
     Authority;
     Series 2000 B, Water & Sewer System
       RB(a)(d)(e)                                     6.00%     06/15/10         935        1,008,743
------------------------------------------------------------------------------------------------------
     Series 2000 B, Water & Sewer System RB(a)(e)      6.00%     06/15/33         565          603,974
------------------------------------------------------------------------------------------------------
  New York (City of); Series 2005 J, Unlimited Tax
     GO(a)                                             5.00%     03/01/23       5,000        5,109,300
------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (The New
     York and Presbyterian Hospital); Series 2007,
     FHA Insured Mortgage Hospital RB
     (INS-Financial Security Assurance Inc.)(a)(b)     4.75%     02/15/23       1,000        1,015,170
------------------------------------------------------------------------------------------------------
  New York (State of) Environmental Facilities
     Corp.; Series 1991 E, State Water Revolving
     Fund PCR(a)                                       6.88%     06/15/10         305          305,604
------------------------------------------------------------------------------------------------------
  Port Authority of New York & New Jersey
     (Consolidated Ninety-Third); Series 1994,
     RB(a)                                             6.13%     06/01/94       5,250        5,829,075
------------------------------------------------------------------------------------------------------
  Triborough Bridge & Tunnel Authority;
     Series 1992 Y, General Purpose RB(a)(e)           5.50%     01/01/17       2,900        3,233,094
------------------------------------------------------------------------------------------------------
     Series 1993 B, General Purpose RB(a)(e)           5.00%     01/01/20       1,935        2,095,276
------------------------------------------------------------------------------------------------------
     Series 2006 A, General Purpose RB(a)              5.00%     11/15/35       2,000        2,017,400
------------------------------------------------------------------------------------------------------
  TSASC, Inc.; Series 2006 1, Tobacco Settlement
     Asset-Backed RB(a)                                5.00%     06/01/26       2,500        2,279,225
======================================================================================================
                                                                                            27,527,441
======================================================================================================


NORTH CAROLINA-0.64%

  North Carolina (State of) Eastern Municipal
     Power Agency; Series 1993 A, Power System
     RB(a)(e)                                          6.13%     01/01/10       1,500        1,581,015
------------------------------------------------------------------------------------------------------
  North Carolina (State of) Housing Finance
     Agency; Series 1996 II, Single Family RB
     (CEP-FHA)(a)                                      6.20%     03/01/16         170          173,050
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Municipal Power Agency
     (No. 1 Catawba Electric); Series 1990,
     RB(a)(e)                                          6.50%     01/01/10      $  260     $    275,943
------------------------------------------------------------------------------------------------------
  University of North Carolina; Series 2008 A, RB
     (INS-Assured Guaranty Ltd.)(a)(b)                 5.00%     10/01/33       1,500        1,522,590
======================================================================================================
                                                                                             3,552,598
======================================================================================================


NORTH DAKOTA-0.41%

  North Dakota (State of) Board of Higher
     Education (North Dakota State University);
     Series 2007, Housing & Auxiliary Facilities
       RB (INS-Ambac Assurance Corp.)(a)(b)            5.00%     04/01/24       1,160        1,182,794
------------------------------------------------------------------------------------------------------
     Series 2007, Housing & Auxiliary Facilities
       RB (INS-Ambac Assurance Corp.)(a)(b)            5.00%     04/01/27       1,085        1,094,038
======================================================================================================
                                                                                             2,276,832
======================================================================================================


OHIO-3.30%

  Buckeye (City of) Tobacco Settlement Financing
     Authority;
     Series 2007 A-1, Sr. Asset-Backed RB(a)           5.00%     06/01/17         555          524,325
------------------------------------------------------------------------------------------------------
     Series 2007 A-2, RB(a)                            5.13%     06/01/24         485          431,946
------------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB(a)           5.38%     06/01/24       2,415        2,211,053
------------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB(a)           6.00%     06/01/42         900          754,362
------------------------------------------------------------------------------------------------------
     Series 2007 A-2, Sr. Asset-Backed RB(a)           5.88%     06/01/47       2,150        1,737,006
------------------------------------------------------------------------------------------------------
  Cleveland (City of) Waterworks; Series 1993 G,
     Ref. First Mortgage RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.50%     01/01/21       3,300        3,679,038
------------------------------------------------------------------------------------------------------
  Cuyahoga (County of); Series 2003 A, Ref. RB(a)      5.50%     01/01/29       2,000        2,032,500
------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Grandview Hospital &
     Medical Center); Series 1997, Ref.
     RB(a)(d)(e)                                       5.50%     12/01/09       1,000        1,047,560
------------------------------------------------------------------------------------------------------
  Ohio (State of) Air Quality Development
     Authority (Columbus Southern Power Co.);
     Series 2007, RB (INS-MBIA Insurance
     Corp.)(a)(b)(f)                                   5.10%     11/01/42       1,750        1,779,295
------------------------------------------------------------------------------------------------------
  Plain (City of) Local School District;
     Series 2000, Unlimited Tax GO(a)(d)(e)            6.00%     06/01/11         410          446,978
------------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO (INS-Financial
       Guaranty Insurance Co.)(a)(b)                   6.00%     12/01/25          90           95,917
------------------------------------------------------------------------------------------------------
  Reynoldsburg (City of) School District (School
     Facilities Construction & Improvement);
     Series 2008, Unlimited Tax GO(a)                  5.00%     12/01/32       1,000          999,930
------------------------------------------------------------------------------------------------------
  Stark (County of) Lake Ohio Local School
     District; Series 2000, Unlimited Tax
     GO(a)(d)(e)                                       5.75%     12/01/10       2,500        2,693,850
======================================================================================================
                                                                                            18,433,760
======================================================================================================


OKLAHOMA-2.87%

  Jenks (City of) Aquarium Authority; Series 2000,
     First Mortgage RB(a)(d)(e)                        6.00%     07/01/10         800          863,608
------------------------------------------------------------------------------------------------------
  Mustang (City of) Improvement Authority; Series
     1999, Utility RB(a)(d)(e)                         5.70%     10/01/09       1,500        1,596,135
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Integris Baptist Medical Center);
     Series 2008 C, Ref. Health System RB(a)           5.25%     08/15/29       1,000          992,440
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (St. John Health System);
     Series 1999, RB(a)(d)(e)                          5.75%     02/15/09       1,255        1,294,909
------------------------------------------------------------------------------------------------------
     Series 1999, RB(a)                                5.75%     02/15/25         495          499,371
------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resource Board;
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/19       1,430        1,523,479
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/20       1,235        1,303,431
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/21       1,285        1,346,256
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/22       1,745        1,824,520
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/23       1,000        1,042,080
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. State Loan Program RB(a)      5.00%     10/01/24       1,000        1,037,220
------------------------------------------------------------------------------------------------------
  Oklahoma City (City of) Airport Trust; Series
     2000 A, Jr. 27th Lien RB(a)(d)(e)                 5.13%     07/01/10       2,575        2,710,805
======================================================================================================
                                                                                            16,034,254
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
OREGON-0.28%

  Clackamas (County of) School District No. 7J
     (Lake Oswego); Series 2005, Ref. Unlimited
     Tax GO (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.25%     06/01/23      $1,420     $  1,548,695
======================================================================================================


PENNSYLVANIA-2.11%

  Allegheny (County of) Higher Education Building
     Authority (Carnegie Mellon University);
     Series 2002, University RB(a)                     5.25%     03/01/32       1,500        1,532,715
------------------------------------------------------------------------------------------------------
  Allegheny (County of) Port Authority; Series
     1999, Special Transportation RB(a)(d)(e)          6.13%     03/01/09       1,000        1,034,860
------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority (Willow
     Valley Lakes); Series 1998 B, Health Center
     VRD RB (INS-MBIA Insurance Corp.)(b)(g)(h)       12.00%     12/01/18       3,000        3,000,000
------------------------------------------------------------------------------------------------------
  Lehigh (County of) General Purpose Authority
     (The Good Shepherd Group); Series 2007 A, RB
     (INS-Assured Guaranty Ltd.)(a)(b)                 5.00%     11/01/37       3,500        3,510,010
------------------------------------------------------------------------------------------------------
  Lycoming (County of) County Authority (Technical
     College); Series 2008, RB (INS-Assured
     Guaranty Ltd.)(a)(b)                              5.50%     10/01/32       2,250        2,368,643
------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Sub. Series 2008 B-1, RB(a)                       5.00%     06/01/26         350          347,935
======================================================================================================
                                                                                            11,794,163
======================================================================================================


PUERTO RICO-0.37%

  Children's Trust Fund; Series 2000, Tobacco
     Settlement RB(a)(d)(e)                            6.00%     07/01/10       1,000        1,062,210
------------------------------------------------------------------------------------------------------
  Government Development Bank for Puerto Rico;
     Series 2006 C, Sr. Notes(a)(f)                    5.25%     01/01/15       1,000          995,120
======================================================================================================
                                                                                             2,057,330
======================================================================================================


RHODE ISLAND-0.42%

  Providence (City of) Public Building Authority;
     Series 2000 A, RB(a)(d)(e)                        5.75%     12/15/10       1,210        1,318,295
------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Student Loan Authority;
     Series 2008 A, Student Loan RB (CEP-Gtd.
     Student Loans)(a)(f)                              6.00%     12/01/23       1,000        1,005,700
======================================================================================================
                                                                                             2,323,995
======================================================================================================


SOUTH CAROLINA-3.18%

  College of Charleston Academic and
     Administrative Facilities; Series 2007 D, RB
     (INS-XL Capital Assurance Inc.)(a)(b)             4.63%     04/01/30       2,500        2,305,925
------------------------------------------------------------------------------------------------------
  Greenwood (City of); Series 2007, Combined
     Public Utilities RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      4.50%     12/01/27       1,400        1,333,836
------------------------------------------------------------------------------------------------------
  Kershaw (County of) Public Schools Foundation
     (Kershaw County School District); Series
     2006, Installment Purchase RB (INS-CIFG
     Assurance North America, Inc.)(a)(b)              5.00%     12/01/28       3,500        3,378,480
------------------------------------------------------------------------------------------------------
  Myrtle Beach (City of); Series 2004 A,
     Hospitality Fee RB (INS-Financial Guaranty
     Insurance Co.)(a)(b)                              5.38%     06/01/24       1,150        1,167,399
------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Palmetto Health
     Alliance);
     Series 2000 A, Hospital Facilities
       Improvement RB(a)(d)(e)                         7.13%     12/15/10       1,000        1,126,690
------------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB(a)     6.13%     08/01/23       1,500        1,538,445
------------------------------------------------------------------------------------------------------
     Series 2003 A, Ref. Hospital Facilities RB(a)     6.25%     08/01/31       1,000        1,010,630
------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority;
     Series 2002 A, RB(a)(d)(e)                        5.50%     11/15/12         460          506,212
------------------------------------------------------------------------------------------------------
     Series 2002 B, RB(a)                              5.50%     11/15/12       1,540        1,557,387
------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank; Series 2001 A,
     RB(a)(d)(e)                                       5.00%     10/01/11       1,000        1,068,780
------------------------------------------------------------------------------------------------------
  Spartanburg (City of); Series 2007 A, Ref.
     Waterworks RB (INS-Financial Security
     Assurance Inc.)(a)(b)                             4.38%     06/01/28       1,855        1,760,024
------------------------------------------------------------------------------------------------------
  Spartanburg (County of) Regional Health Services
     District; Series 2008 D, Ref. RB (INS-Assured
     Guaranty Ltd.)(a)(b)                              4.50%     04/15/25       1,000          962,410
======================================================================================================
                                                                                            17,716,218
======================================================================================================


SOUTH DAKOTA-1.19%

  Aberdeen (City of) School District No. 6-1;
     Series 2000, Unlimited Tax GO(a)(d)(e)            5.45%     01/01/11       3,940        4,202,956
------------------------------------------------------------------------------------------------------
  South Dakota (State of) State Building
     Authority; Series 2007, RB (INS-Financial
     Guaranty Insurance Co.)(a)(b)                     4.50%     06/01/30       2,675        2,454,660
======================================================================================================
                                                                                             6,657,616
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TENNESSEE-0.72%

  Robertson & Sumner (Counties of) White House
     Utility District; Series 2000, Water & Sewer
     RB(a)(d)(e)                                       6.00%     01/01/10      $1,000     $  1,054,430
------------------------------------------------------------------------------------------------------
  Sevier (County of) Public Building Authority;
     Series 1998 A-3 Class III, Local Government
     VRD RB (INS-Ambac Assurance Corp.)(b)(g)(h)       9.00%     06/01/19       1,000        1,000,000
------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facilities Board (Kirby Pines Retirement
     Community); Series 1997 A, Health Care
     Facilities RB(a)                                  6.25%     11/15/16       1,000          999,880
------------------------------------------------------------------------------------------------------
  Tennessee (State of) Energy Acquisition Corp.;
     Series 2006 A, Gas RB(a)                          5.00%     09/01/16       1,000          988,860
======================================================================================================
                                                                                             4,043,170
======================================================================================================


TEXAS-18.26%

  Allen (City of) Independent School District;
     Series 2000, Unlimited Tax GO(a)(d)(e)            5.95%     02/15/10         960        1,015,277
------------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO (CEP-Texas
       Permanent School Fund)(a)                       5.95%     02/15/25         640          663,603
------------------------------------------------------------------------------------------------------
  Austin (City of); Series 1999, Ref. Hotel
     Occupancy Tax Sub.-Lien RB(a)(d)(e)               5.80%     11/15/09       1,000        1,047,150
------------------------------------------------------------------------------------------------------
  Beaumont (City of); Series 2008, Limited Tax GO
     Ctfs. (INS-Assured Guaranty Ltd.)(a)(b)           5.00%     03/01/30       1,000        1,002,040
------------------------------------------------------------------------------------------------------
  Brazos (County of) Harbor Industrial Development
     Corp. (Dow Chemical); Series 2008, Adjustable
     Environmental Facilities RB(a)(f)                 5.90%     05/01/38       1,000          957,230
------------------------------------------------------------------------------------------------------
  Carroll (City of) Independent School District;
     Series 2001, Unlimited Tax GO(a)(d)(e)            5.25%     02/15/11         955        1,016,034
------------------------------------------------------------------------------------------------------
  Cisco (City of) Junior College District; Series
     2002, Ref. Consolidated RB (INS-Ambac
     Assurance Corp.)(a)(b)                            5.25%     07/01/26       1,000        1,020,800
------------------------------------------------------------------------------------------------------
  Cleveland (City of) Independent School District;
     Series 2001, Unlimited Tax GO(a)(d)(e)            5.13%     02/01/11       1,680        1,780,750
------------------------------------------------------------------------------------------------------
  Comal (County of) Independent School District;
     Series 1999, Ref. Unlimited Tax GO(a)(d)(e)       5.75%     08/01/09       1,000        1,040,850
------------------------------------------------------------------------------------------------------
     Series 2001, Ref. School Building Unlimited
       Tax GO(a)(d)(e)                                 5.25%     02/01/11       1,130        1,201,156
------------------------------------------------------------------------------------------------------
     Series 2001, Ref. School Building Unlimited
       Tax GO (CEP-Texas Permanent School Fund)(a)     5.25%     02/01/28         870          883,763
------------------------------------------------------------------------------------------------------
  Dallas (City of) Water Works and Sewer System;
     Series 2007, Ref. RB (INS-Ambac Assurance
     Corp.)(a)(b)                                      4.50%     10/01/27       4,000        3,788,360
------------------------------------------------------------------------------------------------------
  Denton (City of) Utility System; Series 2000 A,
     RB(a)(d)(e)                                       5.40%     12/01/10       1,000        1,069,680
------------------------------------------------------------------------------------------------------
  Galena Park (City of) Independent School
     District; Series 1996, Ref. Capital
     Appreciation Unlimited Tax GO (CEP-Texas
     Permanent School Fund)(a)(c)                      5.89%     08/15/23       2,000          942,460
------------------------------------------------------------------------------------------------------
  Grapevine (City of); Series 2000, Limited Tax
     General Obligation Ctfs.(a)(d)(e)                 5.88%     08/15/10       1,610        1,725,711
------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Memorial Hermann Health Care); Series
     2001 A, Hospital RB(a)(d)(e)                      6.38%     06/01/11         750          825,720
------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (St. Luke's Episcopal Hospital);
     Series 2001 A, RB(a)(d)(e)                        5.38%     08/15/11       1,000        1,072,440
------------------------------------------------------------------------------------------------------
     Series 2002, RB(a)(d)(e)                          5.13%     08/15/12       1,000        1,076,900
------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Teco); Series 2008, Thermal Utilities
     RB (INS-Assured Guaranty Ltd.)(a)(b)              5.00%     11/15/32       1,000        1,007,120
------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital); Series
     1999 A, Hospital RB(a)(e)                         5.25%     10/01/29       2,000        2,082,560
------------------------------------------------------------------------------------------------------
  Harris (County of)-Houston (City of) Sports
     Authority; Series 2001 B, Ref. Jr. Lien RB
     (INS-MBIA Insurance Corp.)(a)(b)                  5.25%     11/15/40       5,000        4,593,500
------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2002, Ref. Limited
     Tax GO(a)(d)(e)                                   5.13%     08/15/12       2,000        2,161,680
------------------------------------------------------------------------------------------------------
  Houston (City of) Airport System; Series 2000 B,
     Sub.-Lien RB(a)(d)(e)                             5.50%     07/01/10       1,000        1,060,650
------------------------------------------------------------------------------------------------------
  Katy (City of) Independent School District;
     Series 1999, Limited Tax GO(a)(d)(e)              6.13%     02/15/09       1,500        1,535,760
------------------------------------------------------------------------------------------------------
  Keller (City of) Independent School District;
     Series 2001, Ref. Unlimited Tax GO(a)(d)(e)       5.25%     08/15/11       1,775        1,905,196
------------------------------------------------------------------------------------------------------
  Laredo (City of) Community College District;
     Series 2002, Limited Tax GO(a)(d)(e)              5.25%     08/01/12       1,000        1,084,780
------------------------------------------------------------------------------------------------------
     Series 2002, Limited Tax GO(a)(d)(e)              5.25%     08/01/12       1,000        1,084,780
------------------------------------------------------------------------------------------------------
  Little Elm (City of) Independent School
     District;
     Series 1999, Unlimited Tax GO(a)(d)(e)            6.00%     08/15/09       3,890        4,064,972
------------------------------------------------------------------------------------------------------
     Series 2000, Unlimited Tax GO(a)(d)(e)            6.13%     08/15/10         980        1,055,264
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Montgomery (County of); Series 2000, Permanent
     Improvement Limited Tax GO(a)(d)(e)               5.25%     09/01/10      $1,000     $  1,059,760
------------------------------------------------------------------------------------------------------
  Nacogdoches (City of) Independent School
     District; Series 2001, Ref. Unlimited Tax
     GO(a)(d)(e)                                       5.30%     02/15/11       2,480        2,641,522
------------------------------------------------------------------------------------------------------
  North Texas Tollway Authority; Series 2008 F,
     Ref. Second Tier RB(a)                            6.13%     01/01/31       1,000        1,007,910
------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     1999 A, Unlimited Tax GO(a)(d)(e)                 5.50%     08/15/09       1,000        1,039,910
------------------------------------------------------------------------------------------------------
  Pasadena (City of); Series 2002, Limited Tax
     General Obligation Ctfs.(a)(d)(e)                 5.25%     04/01/11       2,000        2,134,020
------------------------------------------------------------------------------------------------------
  Pflugerville (City of) Independent School
     District; Series 2000, Unlimited Tax
     GO(a)(d)(e)                                       5.50%     08/15/10       1,615        1,719,119
------------------------------------------------------------------------------------------------------
  Plano (City of); Series 2000, Limited Tax
     GO(a)(d)(e)                                       5.88%     09/01/10         850          912,382
------------------------------------------------------------------------------------------------------
  Richardson (City of);
     Series 2000 A, Hotel Occupancy Limited Tax
       General Obligation Ctfs.(a)(d)(e)               5.75%     02/15/10       2,000        2,109,180
------------------------------------------------------------------------------------------------------
     Series 2001, Limited Tax General Obligation
       Ctfs.(a)                                        5.00%     02/15/19       1,720        1,761,779
------------------------------------------------------------------------------------------------------
  Rockwall Independent School District; Series
     2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              5.25%     02/15/29       1,000        1,023,410
------------------------------------------------------------------------------------------------------
  San Angelo (City of) Waterworks & Sewer System;
     Series 2001, Ref. & Improvement RB(a)(e)          5.25%     04/01/19       1,000        1,042,930
------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1999, Unlimited Tax
     GO(a)(d)(e)                                       5.50%     08/15/09       3,500        3,639,685
------------------------------------------------------------------------------------------------------
  San Antonio (City of);
     Series 1999, Ref. Water RB(a)(d)(e)               5.88%     11/15/09       1,000        1,050,040
------------------------------------------------------------------------------------------------------
     Series 2000 A, Limited Tax GO(a)(d)(e)            5.38%     02/01/11       1,185        1,261,693
------------------------------------------------------------------------------------------------------
  Schertz-Cibolo-Universal City Independent School
     District; Series 2001, Ref. & Building
     Unlimited Tax GO (CEP-Texas Permanent School
     Fund)(a)                                          5.13%     08/01/25       1,535        1,561,110
------------------------------------------------------------------------------------------------------
  Southlake (City of); Series 2004, Ref. Limited
     Tax GO (INS-Ambac Assurance Corp.)(a)(b)          5.20%     02/15/26       1,000        1,027,550
------------------------------------------------------------------------------------------------------
  Spring Branch Independent School District;
     Series 2000, Limited Tax GO(a)(d)(e)              5.75%     02/01/10       5,000        5,266,150
------------------------------------------------------------------------------------------------------
  Texas (State of);
     Series 1999, Water Financial Assistance
       Unlimited Tax GO(a)                             5.50%     08/01/24       1,500        1,525,095
------------------------------------------------------------------------------------------------------
     Series 2001 A, Ref. Water Development
       Unlimited Tax GO(a)                             5.25%     08/01/35       1,840        1,875,089
------------------------------------------------------------------------------------------------------
  Texas City (City of) Independent School
     District; Series 2008, Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              4.50%     08/15/30       1,500        1,435,275
------------------------------------------------------------------------------------------------------
  Texas Woman's University; Series 2008, Revenue
     Financing System RB(a)                            5.13%     07/01/27       1,325        1,306,795
------------------------------------------------------------------------------------------------------
  Town Center Improvement District;
     Series 2001, Sales & Hotel Occupancy Tax RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.13%     03/01/21       2,500        2,517,550
------------------------------------------------------------------------------------------------------
     Series 2001, Sales & Hotel Occupancy Tax RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.13%     03/01/23       1,000        1,003,420
------------------------------------------------------------------------------------------------------
     Series 2001, Sales & Hotel Occupancy Tax RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.25%     03/01/27       2,800        2,808,568
------------------------------------------------------------------------------------------------------
  United Independent School District; Series 2000,
     Unlimited Tax GO(a)(e)                            5.13%     08/15/26       1,000        1,018,350
------------------------------------------------------------------------------------------------------
  Victoria Independent School District; Series
     2007, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)              5.00%     02/15/32       1,250        1,254,288
------------------------------------------------------------------------------------------------------
  Waxahachie Independent School District;
     Series 2002, Ref. School Building Unlimited
       Tax GO (CEP-Texas Permanent School Fund)(a)     5.25%     08/15/26       3,400        3,474,290
------------------------------------------------------------------------------------------------------
     Series 2002, Ref. School Building Unlimited
       Tax GO (CEP-Texas Permanent School Fund)(a)     5.38%     08/15/27       2,000        2,053,540
------------------------------------------------------------------------------------------------------
     Series 2002, Ref. School Building Unlimited
       Tax GO (CEP-Texas Permanent School Fund)(a)     5.25%     08/15/30       2,890        2,936,760
------------------------------------------------------------------------------------------------------
  West University Place (City of);
     Series 2000, Permanent Improvement Limited
       Tax GO(a)(d)(e)                                 5.30%     02/01/10       1,000        1,046,660
------------------------------------------------------------------------------------------------------
     Series 2000, Permanent Improvement Limited
       Tax GO(a)(d)(e)                                 5.35%     02/01/10       2,150        2,251,888
------------------------------------------------------------------------------------------------------
  Ysleta (City of) Independent School District
     Public Facilities Corp.; Series 2001, Ref.
     Lease RB (INS-Ambac Assurance Corp.)(a)(b)        5.38%     11/15/24       1,300        1,311,778
======================================================================================================
                                                                                           101,843,682
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
UTAH-0.30%

  Pleasant Grove (City of); Series 2008, Water RB
     (INS-Financial Security Assurance Inc.)(a)(b)     5.25%     12/01/33      $  710     $    717,277
------------------------------------------------------------------------------------------------------
  Washington City (City of); Series 2003, Sales
     Tax RB (INS-Ambac Assurance Corp.)(a)(b)          5.00%     11/15/23         915          935,359
======================================================================================================
                                                                                             1,652,636
======================================================================================================


VERMONT-0.36%

  Vermont (State of) Educational & Health
     Buildings Financing Agency (Fletcher Allen
     Health Care);
     Series 2000 A, Hospital RB (INS-Ambac
       Assurance Corp.)(a)(b)                          6.00%     12/01/23       1,000        1,046,860
------------------------------------------------------------------------------------------------------
     Series 2004 B, RB (INS-Financial Security
       Assurance Inc.)(a)(b)                           5.00%     12/01/34       1,000          974,220
======================================================================================================
                                                                                             2,021,080
======================================================================================================


VIRGINIA-2.13%

  Fairfax (County of) Industrial Development
     Authority (Inova Health System); Series 1993,
     IDR (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.25%     08/15/19       1,000        1,104,550
------------------------------------------------------------------------------------------------------
  Fauquier (County of) Industrial Development
     Authority;
     Series 2002, Hospital IDR (INS-Radian Asset
       Assurance, Inc.)(a)(b)                          5.50%     10/01/17         500          528,405
------------------------------------------------------------------------------------------------------
     Series 2002, Hospital IDR (INS-Radian Asset
       Assurance, Inc.)(a)(b)                          5.25%     10/01/31       1,000          966,140
------------------------------------------------------------------------------------------------------
  Henrico (County of) Economic Development
     Authority (Virginia United Methodist Homes);
     Series 2002 A, Ref. Residential Care
     Facilities RB(a)                                  6.50%     06/01/22       2,000        2,023,020
------------------------------------------------------------------------------------------------------
  King George (County of) Industrial Development
     Authority; Series 2004, Lease IDR
     (INS-Financial Security Assurance Inc.)(a)(b)     5.00%     03/01/25       1,100        1,127,896
------------------------------------------------------------------------------------------------------
  New River Valley Regional Jail Authority; Series
     2008, RB (INS-MBIA Insurance Corp.)(a)(b)         4.50%     10/01/32       1,155        1,057,807
------------------------------------------------------------------------------------------------------
  Norton (City of) Industrial Development
     Authority (Norton Community Hospital); Series
     2001, Ref. & Improvement Hospital IDR
     (INS-ACA Financial Guaranty Corp.)(a)(b)          6.00%     12/01/22       1,000        1,006,010
------------------------------------------------------------------------------------------------------
  Richmond (City of) Public Utilities; Series
     2004, RB (INS-Financial Security Assurance
     Inc.)(a)(b)                                       5.00%     01/15/27       1,560        1,591,808
------------------------------------------------------------------------------------------------------
  Upper Occoquan Sewage Authority (Sewer
     Improvements); Series 2007, Regulated Sewer
     RB(a)                                             4.50%     07/01/38       1,000          931,590
------------------------------------------------------------------------------------------------------
  Virginia (State of) Housing Development
     Authority; Series 2000 D, RB(a)(f)                5.70%     04/01/11       1,500        1,543,800
======================================================================================================
                                                                                            11,881,026
======================================================================================================


WASHINGTON-2.90%

  Everett (City of) Public Facilities District;
     Series 2007 A, Limited Sales Tax & Interlocal
     RB(a)                                             5.00%     12/01/23       1,135        1,140,800
------------------------------------------------------------------------------------------------------
  King (County of); Series 1999, Sewer RB(a)(d)(e)     5.50%     01/01/09       1,000        1,025,530
------------------------------------------------------------------------------------------------------
  Klickitat (County of) Public Utility District
     No. 1;
     Series 2006 B, Ref. Electric RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.00%     12/01/23       3,000        2,965,020
------------------------------------------------------------------------------------------------------
     Series 2006 B, Ref. Electric RB
       (INS-Financial Guaranty Insurance
       Co.)(a)(b)                                      5.00%     12/01/24       2,000        1,962,680
------------------------------------------------------------------------------------------------------
  Pierce (County of) White River School District
     No. 416; Series 2000, Unlimited Tax GO(a)         5.35%     12/01/09       1,550        1,616,541
------------------------------------------------------------------------------------------------------
  Port of Seattle; Series 2005 A, Ref.
     Intermediate Lien RB (INS-MBIA Insurance
     Corp.)(a)(b)                                      5.00%     03/01/35       1,000          981,220
------------------------------------------------------------------------------------------------------
  Renton (City of); Series 2006, Limited Tax GO
     (INS-MBIA Insurance Corp.)(a)(b)                  5.00%     12/01/28       2,000        2,002,560
------------------------------------------------------------------------------------------------------
  Skagit (County of) Public Hospital District No.
     001 (Skagit Valley Hospital);
     Series 2005, RB(a)                                5.38%     12/01/22         500          484,195
------------------------------------------------------------------------------------------------------
     Series 2007, RB(a)                                5.63%     12/01/25       2,000        1,951,220
------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Providence Health System); Series
     2001 A, RB (INS-MBIA Insurance Corp.)(a)(b)       5.25%     10/01/21       2,000        2,055,980
======================================================================================================
                                                                                            16,185,746
======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM MUNICIPAL BOND FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
WISCONSIN-1.02%

  Adams-Friendship (Cities of) School District;
     Series 1996, Ref. Unlimited Tax GO (INS-Ambac
     Assurance Corp.)(a)(b)                            6.50%     04/01/15      $1,340     $  1,550,916
------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Sinai Samaritan Medical
     Center Inc.); Series 1996, RB (INS-MBIA
     Insurance Corp.)(a)(b)                            5.75%     08/15/16       1,500        1,495,065
------------------------------------------------------------------------------------------------------
  Wisconsin (State of); Series 2000 C, Unlimited
     Tax GO(a)(d)(e)                                   5.50%     05/01/10       2,500        2,628,925
======================================================================================================
                                                                                             5,674,906
======================================================================================================
TOTAL INVESTMENTS(i)-99.37% (Cost $539,719,569)                                            554,289,160
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.63%                                                          3,529,317
======================================================================================================
NET ASSETS-100.00%                                                                        $557,818,477
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

CEP    - Credit Enhancement Provider
COP    - Certificates of Participation
Ctfs.  - Certificates
FHA    - Federal Housing Administration
GNMA   - Government National Mortgage Association
GO     - General Obligation Bonds
Gtd.   - Guaranteed
IDR    - Industrial Development Revenue Bonds
INS    - Insurer
Jr.    - Junior
MFH    - Multi-Family Housing
PCR    - Pollution Control Revenue Bonds
RB     - Revenue Bonds
Ref.   - Refunding
Sr.    - Senior
Sub.   - Subordinate
TAN    - Tax Anticipation Notes
VRD    - Variable Rate Demand
Wts.   - Warrants


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $547,834,160, which represented 98.21% of the Fund's Net Assets. See Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)   Security subject to the alternative minimum tax.
(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(h)   Security is considered a cash equivalent.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              11.50%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                  8.93
      -------------------------------------------------------------------------
      Ambac Assurance Corp.                                              7.82
      -------------------------------------------------------------------------
      Financial Guaranty Insurance Co.                                   6.31




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $539,719,569)                           $554,289,160
------------------------------------------------------
Cash                                         2,651,557
------------------------------------------------------
Receivables for:
  Investments sold                           2,415,897
------------------------------------------------------
  Fund shares sold                           1,158,515
------------------------------------------------------
  Interest                                   7,791,034
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans            105,403
------------------------------------------------------
Other assets                                    38,073
======================================================
     Total assets                          568,449,639
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      8,888,977
------------------------------------------------------
  Fund shares reacquired                       733,284
------------------------------------------------------
  Dividends                                    571,135
------------------------------------------------------
  Accrued fees to affiliates                   197,214
------------------------------------------------------
  Accrued other operating expenses              81,306
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             159,246
======================================================
     Total liabilities                      10,631,162
======================================================
Net assets applicable to shares
  outstanding                             $557,818,477
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $544,303,680
------------------------------------------------------
Undistributed net investment income            175,824
------------------------------------------------------
Undistributed net realized gain (loss)      (1,230,618)
------------------------------------------------------
Unrealized appreciation                     14,569,591
======================================================
                                          $557,818,477
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $386,382,504
______________________________________________________
======================================================
Class B                                   $ 20,796,530
______________________________________________________
======================================================
Class C                                   $ 20,283,449
______________________________________________________
======================================================
Investor Class                            $130,355,994
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     49,681,287
______________________________________________________
======================================================
Class B                                      2,669,401
______________________________________________________
======================================================
Class C                                      2,609,689
______________________________________________________
======================================================
Investor Class                              16,744,448
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       7.78
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.78 divided
     by 95.25%)                           $       8.17
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       7.79
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       7.77
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       7.79
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $ 28,688,611
================================================================================================


EXPENSES:

Advisory fees                                                                          2,420,291
------------------------------------------------------------------------------------------------
Administrative services fees                                                             159,476
------------------------------------------------------------------------------------------------
Custodian fees                                                                            24,910
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                960,779
------------------------------------------------------------------------------------------------
  Class B                                                                                250,764
------------------------------------------------------------------------------------------------
  Class C                                                                                182,052
------------------------------------------------------------------------------------------------
  Investor Class                                                                         176,315
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      440,376
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 30,672
------------------------------------------------------------------------------------------------
Other                                                                                    271,970
================================================================================================
     Total expenses                                                                    4,917,605
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                              (18,372)
================================================================================================
     Net expenses                                                                      4,899,233
================================================================================================
Net investment income                                                                 23,789,378
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                   (1,163,836)
================================================================================================
Change in net unrealized appreciation (depreciation)                                 (11,242,395)
================================================================================================
Net realized and unrealized gain (loss)                                              (12,406,231)
================================================================================================
Net increase in net assets resulting from operations                                $ 11,383,147
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 23,789,378    $ 22,943,835
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (1,163,836)        305,729
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (11,242,395)     (3,719,598)
========================================================================================================
     Net increase in net assets resulting from operations                     11,383,147      19,529,966
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (16,234,801)    (14,894,492)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (871,825)     (1,222,831)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (633,474)       (546,275)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (5,886,447)     (6,255,792)
========================================================================================================
     Total distributions from net investment income                          (23,626,547)    (22,919,390)
========================================================================================================
Share transactions-net:
  Class A                                                                     23,281,052      49,555,066
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (7,825,952)    (11,030,331)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      5,853,792      (2,970,241)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (6,074,225)     (8,090,619)
========================================================================================================
     Net increase in net assets resulting from share transactions             15,234,667      27,463,875
========================================================================================================
     Net increase in net assets                                                2,991,267      24,074,451
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of year                                                          554,827,210     530,752,759
========================================================================================================
  End of year (including undistributed net investment income of $175,824
     and $6,232, respectively)                                              $557,818,477    $554,827,210
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to

26        AIM MUNICIPAL BOND FUND
      federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

        The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $7,094.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of

27        AIM MUNICIPAL BOND FUND
the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $29,193 in front-end sales commissions from the sale of Class A shares and $8,063, $9,383 and $2,952 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities sales of $1,683,874 with net realized gains (losses) of $0.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $11,278.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $4,440 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Tax Exempt                        $23,567,458     $22,880,152
--------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Taxable                                59,089          39,238
========================================================================================================
Total distributions                                                          $23,626,547     $22,919,390
________________________________________________________________________________________________________
========================================================================================================





28        AIM MUNICIPAL BOND FUND

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $    317,164
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                            14,470,185
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                          (143,845)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                               (582,042)
------------------------------------------------------------------------------------------------
Post-October Capital loss deferral                                                      (546,665)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        544,303,680
================================================================================================
Total net assets                                                                    $557,818,477
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales and bond amortization.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        $582,042
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $169,017,476 and $160,391,958, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $22,036,466
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (7,566,281)
===============================================================================================
Net unrealized appreciation of investment securities                                $14,470,185
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $539,818,975.


NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of proxy costs, and capital loss carryforward, on July 31, 2008, undistributed net investment income was increased by $6,761, undistributed net realized gain (loss) was increased by $7,299,203 and shares of beneficial interest decreased by $7,305,964. This reclassification had no effect on the net assets of the Fund.


29        AIM MUNICIPAL BOND FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                       YEAR ENDED
                                                                     JULY 31, 2008                   JULY 31, 2007
                                                             ----------------------------     ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     13,233,915     $105,104,857     12,843,089     $103,312,561
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,092,272        8,765,045        490,591        3,963,338
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,486,644       11,774,529        225,342        1,817,955
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 515,283        4,085,506        372,225        2,994,443
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,441,014       11,349,378      1,222,485        9,836,873
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         64,925          512,289         87,611          706,929
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         54,588          429,451         43,027          346,277
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 543,345        4,285,895        562,443        4,532,451
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        816,574        6,447,935        762,554        6,128,505
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (815,279)      (6,447,935)      (761,056)      (6,128,505)
=========================================================================================================================
Reacquired:
  Class A                                                    (12,604,281)     (99,621,118)    (8,674,246)     (69,722,873)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,346,402)     (10,655,351)    (1,187,478)      (9,572,093)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (803,139)      (6,350,188)      (637,929)      (5,134,473)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,823,520)     (14,445,626)    (1,940,619)     (15,617,513)
=========================================================================================================================
                                                               1,855,939     $ 15,234,667      3,408,039     $ 27,463,875
_________________________________________________________________________________________________________________________
=========================================================================================================================





30        AIM MUNICIPAL BOND FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             DISTRIBUTIONS
                                                                             -------------
                                            INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS
                                ------------------------------------------
                                            NET GAINS (LOSSES)
                     NET ASSET                 ON SECURITIES                   DIVIDENDS                              NET ASSETS,
                       VALUE,       NET            (BOTH        TOTAL FROM      FROM NET     NET ASSET                  END OF
                     BEGINNING  INVESTMENT     REALIZED AND     INVESTMENT     INVESTMENT   VALUE, END    TOTAL         PERIOD
                     OF PERIOD    INCOME        UNREALIZED)     OPERATIONS       INCOME      OF PERIOD  RETURN(A)   (000S OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08    $7.94       $0.34(c)       $(0.17)          $0.17         $(0.33)       $7.78       2.23%       $386,383
Year ended 07/31/07     7.99        0.34           (0.05)           0.29          (0.34)        7.94       3.62         371,585
Year ended 07/31/06     8.16        0.35           (0.16)           0.19          (0.36)        7.99       2.34         324,531
Year ended 07/31/05     8.01        0.36            0.16            0.52          (0.37)        8.16       6.55         263,013
Year ended 07/31/04     7.96        0.37            0.04            0.41          (0.36)        8.01       5.19         282,430
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08     7.95        0.28(c)        (0.16)           0.12          (0.28)        7.79       1.46          20,797
Year ended 07/31/07     8.00        0.28           (0.05)           0.23          (0.28)        7.95       2.85          29,224
Year ended 07/31/06     8.17        0.29           (0.16)           0.13          (0.30)        8.00       1.58          40,352
Year ended 07/31/05     8.02        0.30            0.16            0.46          (0.31)        8.17       5.76          55,112
Year ended 07/31/04     7.98        0.31            0.03            0.34          (0.30)        8.02       4.28          69,956
----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08     7.94        0.28(c)        (0.18)           0.10          (0.27)        7.77       1.33          20,283
Year ended 07/31/07     7.98        0.28           (0.04)           0.24          (0.28)        7.94       2.98          14,853
Year ended 07/31/06     8.16        0.29           (0.17)           0.12          (0.30)        7.98       1.45          17,887
Year ended 07/31/05     8.00        0.30            0.17            0.47          (0.31)        8.16       5.90          19,084
Year ended 07/31/04     7.96        0.31            0.03            0.34          (0.30)        8.00       4.29          21,391
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08     7.95        0.35(c)        (0.17)           0.18          (0.34)        7.79       2.35         130,356
Year ended 07/31/07     7.99        0.35           (0.04)           0.31          (0.35)        7.95       3.88         139,164
Year ended 07/31/06     8.17        0.36           (0.17)           0.19          (0.37)        7.99       2.35         147,982
Year ended 07/31/05     8.02        0.37            0.16            0.53          (0.38)        8.17       6.70         160,879
Year ended
  07/31/04(e)           8.16        0.32           (0.16)           0.16          (0.30)        8.02       2.03         167,571
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                         RATIO OF          RATIO OF
                         EXPENSES          EXPENSES
                        TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                        NET ASSETS      ASSETS WITHOUT   INVESTMENT
                     WITH FEE WAIVERS    FEE WAIVERS      INCOME TO
                      AND/OR EXPENSES  AND/OR EXPENSES     AVERAGE     PORTFOLIO
                         ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
---------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08        0.84%(d)          0.84%(d)       4.25%(d)       29%
Year ended 07/31/07        0.84              0.84           4.19           23
Year ended 07/31/06        0.86              0.86           4.36           19
Year ended 07/31/05        0.84              0.85           4.46            7
Year ended 07/31/04        0.85              0.86           4.53           14
---------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08        1.59(d)           1.59(d)        3.50(d)        29
Year ended 07/31/07        1.59              1.59           3.44           23
Year ended 07/31/06        1.61              1.61           3.61           19
Year ended 07/31/05        1.59              1.60           3.71            7
Year ended 07/31/04        1.60              1.61           3.78           14
---------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08        1.59(d)           1.59(d)        3.50(d)        29
Year ended 07/31/07        1.59              1.59           3.44           23
Year ended 07/31/06        1.61              1.61           3.61           19
Year ended 07/31/05        1.59              1.60           3.71            7
Year ended 07/31/04        1.60              1.61           3.78           14
---------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08        0.72(d)           0.72(d)        4.37(d)        29
Year ended 07/31/07        0.71              0.71           4.32           23
Year ended 07/31/06        0.72              0.72           4.50           19
Year ended 07/31/05        0.74              0.75           4.56            7
Year ended
  07/31/04(e)              0.65(f)           0.72(f)        4.73(f)        14
_________________________________________________________________________________
=================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $384,312, $25,076, $18,205 and $135,347 for Class A, Class B, Class C and Investor Class, respectively.
(e)  Investor Class shares commenced on September 30, 2003.
(f)  Annualized.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and

31        AIM MUNICIPAL BOND FUND
seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



32        AIM MUNICIPAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Municipal Bond Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




33        AIM MUNICIPAL BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $991.20        $4.16       $1,020.69       $4.22        0.84%
---------------------------------------------------------------------------------------------------
        B            1,000.00        987.50         7.86        1,016.96        7.97        1.59
---------------------------------------------------------------------------------------------------
        C            1,000.00        986.20         7.85        1,016.96        7.97        1.59
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        991.80         3.32        1,021.53        3.37        0.67
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


34        AIM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    the information provided differently from
Investment Securities Funds is required      renewal process, the Trustees receive        one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of the AIM   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Municipal Bond Fund (the Fund) investment    independent company, Lipper, Inc.            arrangements and resulting advisory fees
advisory agreement with Invesco Aim          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
The independent Trustees met separately      whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided   Services Provided by Invesco Aim The
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      Board reviewed the advisory services
meet throughout the year to review the       prepared an independent written              provided to the Fund by Invesco Aim under
performance of their assigned funds, and     evaluation.                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and                                                     the performance of Invesco Aim in
quarterly comparative performance               During the annual contract renewal        providing these services, and the
information and periodic asset flow data     process, the Board considered the factors    credentials and experience of the officers
for their assigned funds. These materials    discussed below under the heading "Factors   and employees of Invesco Aim who provide
are prepared under the direction and         and Conclusions and Summary of Independent   these services. The Board's review of the
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    these services included the Board's
Sub-Committees meet with portfolio           investment advisory agreement and            consideration of Invesco Aim's portfolio
managers for their assigned funds and        sub-advisory agreements at the contract      and product review process, various back
other members of management and review       renewal meetings and at their meetings       office support functions provided by
with these individuals the performance,      throughout the year as part of their         Invesco Aim and its affiliates, and
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
strategies and limitations of these funds.   investment advisory agreement and            trading operations. The Board concluded
                                             sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of                                  particular factor that was controlling.      investment advisory agreement. In
                                             Each Trustee may have evaluated              addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued


35   AIM MUNICIPAL BOND FUND

with the Fund's portfolio manager or         Fund performance through the most recent     third party service providers based on the
managers, the Board concluded that these     calendar year, the Board also reviewed       combined size of all of the AIM Funds and
individuals are competent and able to        more recent Fund performance and this        affiliates.
continue to carry out their                  review did not change their conclusions.
responsibilities under the Fund's                                                            E. Profitability and Financial
investment advisory agreement.                  C. Advisory Fees and Fee Waivers                Resources of Invesco Aim

   In determining whether to continue the    The Board compared the Fund's contractual    The Board reviewed information from
Fund's investment advisory agreement, the    advisory fee rate to the contractual         Invesco Aim concerning the costs of the
Board considered the prior relationship      advisory fee rates of funds in the Fund's    advisory and other services that Invesco
between Invesco Aim and the Fund, as well    Lipper expense group that are not managed    Aim and its affiliates provide to the Fund
as the Board's knowledge of Invesco Aim's    by Invesco Aim, at a common asset level      and the profitability of Invesco Aim and
operations, and concluded that it was ben-   and as of the end of the past calendar       its affiliates in providing these
eficial to maintain the current              year. The Board noted that the Fund's        services. The Board also reviewed
relationship, in part, because of such       contractual advisory fee rate was below      information concerning the financial
knowledge. The Board also considered the     the median contractual advisory fee rate     condition of Invesco Aim and its
steps that Invesco Aim and its affiliates    of funds in its expense group. The Board     affiliates. The Board also reviewed with
have taken over the last several years to    also reviewed the methodology used by        Invesco Aim the methodology used to
improve the quality and efficiency of the    Lipper in determining contractual fee        prepare the profitability information. The
services they provide to the AIM Funds in    rates. The Board noted that Invesco Aim      Board considered the overall profitability
the areas of investment performance,         does not serve as an advisor to other        of Invesco Aim, as well as the
product line diversification,                mutual funds or other clients with           profitability of Invesco Aim in connection
distribution, fund operations, shareholder   investment strategies comparable to those    with managing the Fund. The Board noted
services and compliance. The Board           of the Fund.                                 that Invesco Aim continues to operate at a
concluded that the quality and efficiency                                                 net profit, although increased expenses in
of the services Invesco Aim and its             The Board noted that Invesco Aim has      recent years have reduced the
affiliates provide to the AIM Funds in       not proposed any advisory fee waivers or     profitability of Invesco Aim and its
each of these areas have generally           expense limitations for the Fund. The        affiliates. The Board concluded that the
improved, and support the Board's approval   Board concluded that it was not necessary    Fund's fees were fair and reasonable, and
of the continuance of the Fund's             at this time to discuss with Invesco Aim     that the level of profits realized by
investment advisory agreement.               whether to implement any such waivers or     Invesco Aim and its affiliates from
                                             expense limitations because the Fund's       providing services to the Fund was not
   B. Fund Performance                       total expenses were below the median         excessive in light of the nature, quality
                                             expenses of the funds in the Fund's          and extent of the services provided. The
The Board compared the Fund's performance    expense group that are not managed by        Board considered whether Invesco Aim is
during the past one, three and five          Invesco Aim.                                 financially sound and has the resources
calendar years to the performance of funds                                                necessary to perform its obligations under
in the Fund's performance group that are        After taking account of the Fund's        the Fund's investment advisory agreement,
not managed by Invesco Aim, and against      contractual advisory fee rate, as well as    and concluded that Invesco Aim has the
the performance of all funds in the Lipper   the comparative advisory fee information     financial resources necessary to fulfill
General Municipal Debt Funds Index. The      discussed above, the Board concluded that    these obligations.
Board also reviewed the criteria used by     the Fund's advisory fees were fair and
Invesco Aim to identify the funds in the     reasonable.                                     F. Independent Written Evaluation of
Fund's performance group for inclusion in                                                       the Fund's Senior Officer
the Lipper reports. The Board noted that        D. Economies of Scale and Breakpoints
the Fund's performance was in the second                                                  The Board noted that, at their direction,
quintile of its performance group for the    The Board considered the extent to which     the Senior Officer of the Fund, who is
one year period, and the third quintile      there are economies of scale in Invesco      independent of Invesco Aim and Invesco
for the three and five year periods (the     Aim's provision of advisory services to      Aim's affiliates, had prepared an
first quintile being the best performing     the Fund. The Board also considered          independent written evaluation to assist
funds and the fifth quintile being the       whether the Fund benefits from such          the Board in determining the
worst performing funds). The Board noted     economies of scale through contractual       reasonableness of the proposed management
that the Fund's performance was above the    breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the Fund.
performance of the Index for the one year,   schedule or through advisory fee waivers     The Board noted that they had relied upon
three and five year periods. The Board       or expense limitations. The Board noted      the Senior Officer's written evaluation
also considered the steps Invesco Aim has    that the Fund's contractual advisory fee     instead of a competitive bidding process.
taken over the last several years to         schedule includes three breakpoints and      In determining whether to continue the
improve the quality and efficiency of the    that the level of the Fund's advisory        Fund's investment advisory agreement, the
services that Invesco Aim provides to the    fees, as a percentage of the Fund's net      Board considered the Senior Officer's
AIM Funds. The Board concluded that          assets, has decreased as net assets          written evaluation.
Invesco Aim continues to be responsive to    increased because of the breakpoints.
the Board's focus on fund performance.       Based on this information, the Board            G. Collateral Benefits to Invesco Aim
Although the independent written             concluded that the Fund's advisory fees            and its Affiliates
evaluation of the Fund's Senior Officer      appropriately reflect economies of scale
only considered                              at current asset levels. The Board also      The Board considered various other
                                             noted that the Fund shares directly in       benefits received by Invesco Aim and its
                                             economies of scale through lower fees        affiliates resulting from Invesco Aim's
                                             charged by                                   relationship with the Fund, including the

                                                                                                                           continued



36   AIM MUNICIPAL BOND FUND

fees received by Invesco Aim and its         and noted that it remains in effect until    Invesco Aim pursuant to the Fund's
affiliates for their provision of            at least June 30, 2009. The Board            investment advisory agreement, as well as
administrative, transfer agency and          concluded that the Fund's investment of      the allocation of fees between Invesco Aim
distribution services to the Fund. The       uninvested cash and cash collateral from     and the Affiliated Sub-Advisers pursuant
Board considered the performance of          any securities lending arrangements in the   to the sub-advisory agreements. The Board
Invesco Aim and its affiliates in            affiliated money market funds is in the      noted that the sub-advisory fees have no
providing these services and the             best interests of the Fund and its           direct effect on the Fund or its
organizational structure employed by         shareholders.                                shareholders, as they are paid by Invesco
Invesco Aim and its affiliates to provide                                                 Aim to the Affiliated Sub-Advisers, and
these services. The Board also considered    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
that these services are provided to the                                                   Sub-Advisers are affiliates. After taking
Fund pursuant to written contracts which         A. Nature, Extent and Quality of         account of the Fund's contractual
are reviewed and approved on an annual              Services Provided by Affiliated       sub-advisory fee rate, as well as other
basis by the Board. The Board concluded             Sub-Advisors                          relevant factors, the Board concluded that
that Invesco Aim and its affiliates were                                                  the Fund's sub-advisory fees were fair and
providing these services in a satisfactory   The Board reviewed the services to be        reasonable.
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco
their contracts, and were qualified to       Asset Management Deutschland, GmbH,             D. Financial Resources of the
continue to provide these services to the    Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
Fund.                                        Asset Management (Japan) Limited, Invesco
                                             Australia Limited, Invesco Global Asset      The Board considered whether each
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured              perform its obligations under its
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          respective sub-advisory agreement, and
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
commissions paid by the Fund and/or other    sub-advisory agreements and the              has the financial resources necessary to
funds advised by Invesco Aim are used to     credentials and experience of the officers   fulfill these obligations.
pay for research and execution services.     and employees of the Affiliated
The Board noted that soft dollar             Sub-Advisers who will provide these
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive        B. Fund Performance
advisory fees from these affiliated money
market funds attributable to such            The Board did not view Fund performance as
investments, although Invesco Aim has        a relevant factor in considering whether
contractually agreed to waive through at     to approve the sub-advisory agreements for
least June 30, 2009, the advisory fees       the Fund, as no Affiliated Sub-Adviser
payable by the Fund in an amount equal to    served as a sub-adviser to the Fund prior
100% of the net advisory fees Invesco Aim    to May 1, 2008.
receives from the affiliated money market
funds with respect to the Fund's                 C. Sub-Advisory Fees
investment of uninvested cash, but not
cash collateral. The Board considered the    The Board considered the services to be
contractual nature of this fee waiver        provided by the Affiliated Sub-Advisers
                                             pursuant to the sub-advisory agreements
                                             and the services to be provided by


37   AIM MUNICIPAL BOND FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Tax-Exempt Interest Dividends*                        99.75%



     * The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 99.98%.


38        AIM MUNICIPAL BOND FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Municipal Bond Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      36,720,950      1,394,783       1,417,735       15,349,774



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


39        AIM MUNICIPAL BOND FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly:  Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Fee
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation


--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


40        AIM MUNICIPAL BOND FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust, and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     INVESCO Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714




41        AIM MUNICIPAL BOND FUND

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?
Register for eDelivery to:                                         It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                 1. Log in to your account.
- reduce the amount of paper you receive.                          2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the      3. Select "Register for eDelivery" and complete the consent
  mail.                                                               process.
- view your documents online anytime at your convenience.
- save the documents to your personal computer or print them out for your records.
This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim
Quarterly Performance Review for the most recent quarter-end. Invesco Aim---SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc.,
Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment
advisors for the products and services represented by Invesco Aim; they each provide investment advisory         [INVESCO AIM LOGO]
services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),         -SERVICE MARK-
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark
Ltd., Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com   MBD-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                 AIM REAL ESTATE FUND
 - SERVICE MARK -                  Annual Report to Shareholders - July 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
12   Financial Statements
15   Notes to Financial Statements
21   Financial Highlights
23   Auditor's Report
24   Fund Expenses
25   Approval of Investment Advisory Agreement
29   Tax information
30   Results of Proxy
31   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market
       [TAYLOR           volatility, and the 12 months ended July 31, 2008,
        PHOTO]           showed just how turbulent markets can be from time to
                         time. Since October 1, 2007, the S&P 500 Index - considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW

                         Despite a weakening housing market, indications of
     Philip Taylor       rising inflation and signs of slowing job growth, U.S.
                         equity markets were performing relatively well last
                         August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

     Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2) Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

     1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

     2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit - a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

     3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

     And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

     Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008) and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

     o Diversified investment strategies from distinct management teams at investment centers around the globe.

     o A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

     o The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

     Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

     To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

     Thank you for your continued confidence; and we look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
CEO Invesco Aim
Senior Management Director, Invesco

September 18, 2008

(1) Investment Advisor, August 1, 2008;

(2) U.S. Department of the Treasury

2   AIM REAL ESTATE FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent
                         financial markets are causing considerable investor
     [CROCKETT           anxiety, reminding us again that markets are cyclical
       PHOTO]            and the correction of excess is often painful, at least
                         in the short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and
    Bruce Crockett       investment expertise that Invesco, a leading
                         independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008

3 AIM REAL ESTATE FUND

MANAGEMENT'S DISCUSSION OF FUND  PERFORMANCE
=======================================================================================   MARKET CONDITIONS AND YOUR FUND

PERFORMANCE SUMMARY                                                                       Many factors contributed to the negative
                                                                                          performance of most major market indexes
The U.S. real estate investment trust (REST) market held up relatively well compared      for the year ended July 31, 2008.(1) The
with other financials stocks and the broad market for the fiscal year ended July 31,      primary factor was undoubtedly the ongoing
2008. For the year, and excluding applicable sales charges, AM Real Estate Fund trailed   subprime loan crisis and its far reaching
its style-specific index but outperformed its broad market index. The Fund outperformed   effects on credit availability.
its broad market index, the S&P 500 index, as investors returned to U.S. REIT's           Additionally, high crude oil prices,
following a significant sell off in the first half of 2007. However, the Fund             falling home values and the declining U.S.
underperformed the FTSE NAREIT Equity REITs index, its style-specific Index, due          dollar placed significant pressure on the
primarily to stock selection in office REITs and our underweight in specialty property    purchasing power of American consumers.
REITs relative to our index.                                                              also during the fiscal year. consumer
                                                                                          confidence fell and market volatility
   Your Fund's long-term performance appears later in this report.                        increased as evidence of a pending
                                                                                          recession was compounded by mounting
FUND VS. INDEXES                                                                          inflationary pressures.

Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not      In seven separate actions beginning in
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   September 2007, the U.S. Federal Reserve
which would have reduced performance.                                                     Board (the Fed) lowered the federal funds
                                                                                          target rate from 5.25% to 2.00% in an
Class A Shares                                                                   -4.31%   effort to inject liquidity into the
Class B Shares                                                                   -5.03    weakening credit markets.(2) The liquidity
Class C Shares                                                                   -5-02    troubles experienced by Bear Sterns (not a
Class R Shares                                                                   -4.55    Fund holding) and difficulties encountered
Investor Class Shares                                                            -4.28    by government-sponsored mortgage finance
S&P 500 Index(triangle) (Broad Market Index)                                    -11.09    firms Freddie Mac and Fannie Mae (not Fund
FTSE NAREIT Equity REITs Index(triangle) (Style-Specific index)                  -3.08    holdings) proved that the residential
Lipper Real Estate Funds Index(triangle) (Peer Group Index)*                     -3.60    housing and the financials sectors
                                                                                          continued to struggle. In response, the
(triangle) Lipper Inc.                                                                    Fed utilized a variety of monetary policy
                                                                                          tools to help alleviate the strain on
*  The Lipper Real Estate Funds Index's return for the fiscal year was affected by a      financial markets.
   mid-quarter reconstitution to remove global and international real estate, funds
   from the index. Had the index been recalculated following the reconstitution, the         Early estimates of gross domestic
   index's return would have been lower.                                                  product showed the value of all goods and
=======================================================================================   services produced in the United States
                                                                                          increased at an annual rate of 3.3%(3) in
HOW WE INVEST                                o  Attractive valuations relative to peer    the second quarter of 2008, buoyed in part
                                                investment alternatives. We attempt to    by tax rebate checked mailed to more than
Your Fund holds primarily real                  manage risk by diversifying property      112 million(4) taxpayers. This was higher
estate-oriented securities. We focus on         types and geographic locations as well    than the 0.9% annualized growth rate
public companies whose value is driven by       as limiting the size of any one           reported in the first quarter of 2008.(3)
tangible assets. Our goal is to create a        holding. We consider selling a holding    Inflation, measured by a
Fund focused on total return that will          when:                                     seasonally-adjusted Consumer Price Index
perform at or above index levels with                                                     (CPI), increased at an annual rate of 5.5%
comparable levels of risk. We use a          o  Relative valuation falls below desired    for the first six months of 2008.(5)
fundamentals-driven investment process,         levels.                                   Approximately half of the advance in
including property market cycle analysis,
property evaluation, and management and      o  Risk/return relationships change
structure review to identify securities         significantly.
with:
                                             o  Company fundamentals change (property
o  Quality underlying properties.               type, geography or management
                                                changes).
o  Solid management teams and flexible
   balance sheets.                           o  A more attractive investment
                                                opportunity is identified.

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      Total Net Assets              $1.1 billion
By property type
                                                                                          Total Number of Holdings*               81
Apartments                           18.3%   1. Simon Property Group, Inc.         8.0%   ==========================================
Regional Malls                       14.4    2. Equity Residential                 6.0
Office Properties                    13.6    3. SL Green Realty Corp.              5.4    The Fund's holdings are subject to change,
Health Care                          13.1    4. Essex Property Trust, Inc.         4.3    and there is no assurance that the Fund
Shopping Centers                      9.6    5. ProLogis                           4.2    will continue to hold any particular
Industrial Properties                 7.3    6. Federal Realty Investment Trust    4.1    security.
Diversified                           6.2    7. Boston Properties, Inc.            4.1
Self Storage Facilities               4.7    8. Public Storage                     4.0    *  Excluding money market fund holdings.
Lodging-Resorts                       4.2    9. Ventas. Inc.                       3.9
Specialty Properties                  3.2    10. Kimco Realty Corp.                3.8
Industrial/Office Mixed               2.7    ==========================================
Mortgage-Backed Securities            1.3
Money Market Funds
Plus Other Assets Less                1.4
Liabilities
==========================================

4 AIM Real Estate Fund

the CPI Vitas attributable to increases in   top contributors to Fund performance         dustry, security or the Fund, Statements
the cost of energy. Unemployment also        during the fiscal year.                      of fact are from sources considered
trended higher during the fiscal year and                                                 reliable, but Invasco Aim Advisors. Inc.
ultimately ended July at a rate of              GENERAL GROWTH PROPERTIES, the third      makes no representation or warranty as to
5.7%.(5)                                     largest U.S. retail REIT that has exposure   their completeness or accuracy. Although
                                             to shopping centers and regional mails,      historical performance is no guarantee of
   Given this environment, the U.S. REIT     suffered as a result of increased            future results, these insights may help
market, as measured by the FTSE NAREIT       recessionary fears and worries about a       you understand our investment management
Equity REITs index, produced a loss for      potentially negative effect on consumer      philosophy.
the year.(1) However, following              spending. As a result, General Growth
significant losses in calendar year 2007,    Properties was the largest detractor from    See important Fund and index disclosures
real estate securities as a group held up    Fund performance for the year. A majority    Later in this report.
better than the broad market. Performance    of regional mails' net operating income
varied noticeably, with health care REITs    comes from long-term contractual rents                      JOE RODRIGUEZ, JR.
and apartment REITs contributing, the most   that must be paid regardless of store
to absolute and benchmark relative           sales; therefore, we believed it would         [RODRIGUEZ   Senior portfolio manager,
performance. Lodging/resorts and regional    require a sustained downturn in consumer          PHOTO]    is lead manager of AIM Real
mall REITs detracted from Fund performance   spending and retail sales before rental                     Estate Fund. He is head of
most on an absolute basis Our security       and earnings growth would be materially                     real estate securities for
selection in office REITs and our            affected.                                    Invesco Real Estate, where he oversees ail
underweight in specialty properties                                                       phases of the unit, including securities
detracted from Fund performance relative        Another detractor from Fund performance   research and administration. Mr. Rodriguez
to the FTSE NAREIT Equity REIT index.        was SL GREEN, which is focused on            began his investment career in 1983 and
                                             commercial office properties located in      joined invesco in 1990. He earned his
   Market volatility increased               New York City. The stock suffered as a       B.B.A. in economics and finance as well as
significantly in September after the close   result of negative sentiment regarding       his M.B.A. in finance from Baylor
of the Fund's fiscal year. To put some       employment in the financial services         University.
context around the recent financial          industry in the wake of the credit
events: The markets have shown serious       contraction. While office tenant demand is                  MARK BLACKBURN
strain for more than a year, largely the     likely to slow, new construction is very
result of years of lax credit practices      limited in New York City and SL Green's                     Chartered Financial
associated with the housing boom. Mortgage   in-place contractual rents remain well         [BLACKBURN   Analyst, portfolio manager,
loans of questionable quality were often     below market rents.                              PHOTO]     is manager of AIM Real
bundled into hard-to-understand securities                                                               Estate Fund. He earned a
and sold to various financial                   During the fiscal year, we increased                     B.S. in accounting from
institutions. The complexity and obscure     our exposure to health care and regional     Louisiana State University and an M.B.A.
structure of these securities hid an         mails, given their defensive                 from Southern Methodist University. Mr.
Achilles' heel of our financial system,      characteristics during periods of slower     Blackburn is a Certified Public
creating a liquidity crisis of historic      economic growth. Along these same lines,     Accountant.
severity. Now those securities remain on     we reduced our exposure to lodging, which
the financial institutions' balance sheets   tends to be more significantly affected by                  PAUL CURBO
eroding capital, driving down profits and    a slowdown in the economy
preventing normal trading among banks and                                                     [CURBO     Chartered Financial
other financial institutions due to the         We remained committed to owning quality       PHOTO]     Analyst, portfolio manager,
participating financial institutions'        real estate companies that we believe                       is manager of AIM of AIM
stability being in question. In September,   could benefit from relatively better                        Real Estate Fund. He joined
this situation came to a head as some of     sector trends. We continued to manage risk   Invesco in 1998. Mr. Curbo earned a B.B.A.
these institutions began running out of      by holding a portfolio diversified by        in finance from the University of Texas at
the capital needed to operate their          property type and geographic location. We    Dallas.
businesses and found investors unwilling     continued to favor lower leveraged
to supply fresh capital.                     companies with above average levels of                      JAMES TROWBRIDGE
                                             dividend coverage.
   Health care REITs, a generally                                                           [TROWBRIDGE  Portfolio manager, is
defensive sector less directly linked to        We thank you for your continued                PHOTO]    manager of AIM Real Estate
the overall economy, outperformed all        investment in AIM Real Estate Fund.                         Fund. He joined Invesco in
other REIT sectors during the fiscal year,                                                1989. Mr. Trowbridge earned his B.A. in
Indeed, the top contributor to Fund          1  Upper Inc.                                finance from Indiana University.
performance during the year was VENTAS, a
REIT with exposure to nursing homes,         2  U.S. Federal Reserve                                     PING YING WANG
senior housing and hospitals. In addition,
apartment REITs delivered better relative    3  Bureau of Economic Analysis                   [WANG      Chartered Financial
results compared with other REST sectors                                                     PHOTO]      Analyst, portfolio manager,
as investors appeared to favor their         4  U.S. Department of the Treasury                          is manager of AIM Real
relation value, particularly in light of                                                                 Estate Fund. She earned a
under-performance from the sector last       5  Bureau of Labor Statistics                B.S. in international finance from the
year. Apartment Reits ESSEX PROPERTY TRUST                                                People's University of China and a Ph.D.
and EQUITY RESIDENTIAL were among the                                                     in finance from the University of Texas at
                                             The views and opinions expressed in          Dallas.
                                             management's discussion of Fund
                                             performance are those of Invesco Aim         Assisted by the Real Estate Team
                                             Advisors, Inc. These views and opinions
                                             are subject to change at any time based
                                             or factors such as market and economic
                                             conditions. These views and opinions may
                                             not be relied upon as investment advice or
                                             recommendations, or as an offer for a par-
                                             ticular security. The information is not
                                             a complete analysis of every aspect of any
                                             market, country, in-


5   AIM REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            shown in the chart and table(s) does not     one that indicates the dollar value of an
comparable future results.                   reflect deduction of taxes a shareholder     investment, is constructed with each
                                             would pay on Fund distributions or sale of   segment representing a percent change in
   The data shown in the chart include       Fund shares.                                 the value of the investment. In this
reinvested distributions, applicable sales                                                chart, each segment represents a doubling,
charges and Fund expenses, including            This chart, which is a logarithmic        or 100% change, in the value of the
management fees, index results include       chart, presents the fluctuations in the      investment. In other words, the space
reinvested dividends, but they do not        value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
reflect sales charges. Performance of an     believe that a logarithmic chart is more     size as the space between $10,000 and
index of funds reflects fund expenses and    effective than other types of charts in      $20,000, and so on.
management fees; performance of a market     illustrating changes in value during the
index does not. Performance                  early years shown in the chart. The
                                             vertical axis, the

====================================================================================================================================
continued from page 8

o  The returns shown in the management's     o  Property type classifications used in
   discussion of Fund performance are           this report are generally according to
   based on net asset values calculated         the FTSE National Association of Real
   for shareholder transactions. Generally      Estate Investment Trusts (NAREIT)
   accepted accounting principles require       Equity REITs Index which is exclusively
   adjustments to be made to the net            owned by NAREIT.
   assets of the Fund at period end for
   financial reporting purposes, and as
   such, the net asset values for
   shareholder transactions and the
   returns based on those net asset values
   may differ from the net asset values
   and returns reported in the Financial
   Highlights.


6   AIM REAL ESTATE FUND


                              AIM REAL ESTATE FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT - CLASS C SHARES (OLDEST SHARE CLASS) index data from 4/30/95, Fund data from 5/1/95

                AIM
           Real Estate           FTSE
               Fund-        NAREIT Equity
 Date     Class C Shares    REITs index(1)   S&P 500 Index(1)

4/30/95                        $10000            $10000
   5/95        $10013           10425             10399
   6/95         10195           10591             10640
   7/95         10312           10773             10993
   8/95         10357           10903             11020
   9/95         10563           11090             11485
  10/95         10294           10852             11444
  11/95         10236           10951             11946
  12/95         10910           11549             12176
   1/96         11098           11739             12590
   2/96         11199           11877             12707
   3/96         11076           11812             12829
   4/96         11091           11872             13018
   5/96         11286           12178             13354
   6/96         11480           12337             13404
   7/96         11469           12430             12813
   8/96         12030           12920             13083
   9/96         12467           13145             13819
  10/96         12689           13535             14200
  11/96         13377           14151             15272
  12/96         14883           15622             14970
   1/97         14875           15797             15905
   2/97         14786           15764             16029
   3/97         14875           15731             15372
   4/97         14231           15298             16289
   5/97         14706           15748             17285
   6/97         15538           16513             18053
   7/97         16318           17023             19489
   8/97         16264           16983             18398
   9/97         17787           18465             19405
  10/97         17289           17966             18758
  11/97         17313           18354             19626
  12/97         17692           18787             19962
   1/98         17512           18688             20183
   2/98         17232           18370             21638
   3/98         17593           18700             22745
   4/98         17074           18090             22978
   5/98         16815           17964             22583
   6/98         16450           17842             23500
   7/98         15427           16684             23252
   8/98         13472           15109             19892
   9/98         13393           15965             21168
  10/98         13456           15669             22887
  11/98         13651           15900             24274
  12/98         13595           15499             25671
   1/99         13169           15175             26745
   2/99         12967           14819             25913
   3/99         12835           14752             26950
   4/99         14217           16152             27994
   5/99         14517           16507             27333
   6/99         14260           16239             28846
====================================================================================================================================

(1) Upper Inc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   7/99         13714           15723             27949
   8/99         13702           15523             27811
   9/99         13200           14933             27049
  10/99         12759           14566             28760
  11/99         12502           14329             29345
  12/99         13113           14783             31071
   1/00         13163           14832             29510
   2/00         12953           14655             28952
   3/00         13576           15137             31783
   4/00         14532           16154             30827
   5/00         14631           16313             30195
   6/00         15227           16731             30938
   7/00         16420           18194             30455
   8/00         15667           17455             32346
   9/00         16343           18011             30639
  10/00         15606           17231             30508
  11/00         15873           17452             28105
  12/00         16819           18681             28243
   1/01         16653           18876             29244
   2/01         16280           18574             26580
   3/01         16340           18754             24897
   4/01         16611           19202             26830
   5/01         16857           19667             27010
   6/01         17927           20819             26353
   7/01         17628           20406             26093
   8/01         18238           21152             24461
   9/01         17866           20274             22486
  10/01         17330           19694             22915
  11/01         18009           20777             24673
  12/01         18413           21283             24889
   1/02         18545           21325             24526
   2/02         18940           21736             24053
   3/02         19965           23040             24957
   4/02         20165           23237             23445
   5/02         20483           23551             23273
   6/02         21106           24195             21616
   7/02         20333           22929             19931
   8/02         20254           22885             20062
   9/02         19744           22006             17884
  10/02         19019           20947             19456
  11/02         19770           21934             20600
  12/02         19901           22097             19390
   1/03         19497           21454             18883
   2/03         19889           21809             18600
   3/03         20358           22246             18780
   4/03         21144           23224             20326
   5/03         22134           24626             21396
   6/03         22676           25162             21669
   7/03         23875           26509             22051
   8/03         24148           26651             22480
   9/03         24925           27557             22242
  10/03         25386           28055             23500
  11/03         26744           29278             23707
  12/03         27533           30302             24949
   1/04         28511           31613             25407
   2/04         29132           32166             25760
   3/04         30909           33943             25371
   4/04         26761           28994             24973
   5/04         28490           31060             25316
   6/04         29482           31971             25808
   7/04         29759           32077             24954
   8/04         31717           34622             25054
   9/04         31821           34602             25325
  10/04         33728           36456             25712
  11/04         35299           38025             26752
  12/04         37195           39870             27662
   1/05         34279           36523             26988
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

    2/05           35149             37643        27555
    3/05           34429             37059        27068
    4/05           36436             39031        26555
    5/05           37467             40383        27399
    6/05           39041             42414        27438
    7/05           41930             45440        28458
    8/05           40320             43779        28199
    9/05           40586             44040        28427
   10/05           39750             42998        27953
   11/05           41626             44809        29009
   12/05           42184             44720        29019
    1/06           44934             47987        29788
    2/06           45721             48845        29868
    3/06           48208             51312        30240
    4/06           46969             49405        30646
    5/06           45804             47999        29765
    6/06           48328             50496        29804
    7/06           49512             52199        29988
    8/06           50938             54175        30700
    9/06           52063             55176        31491
   10/06           54989             58633        32517
   11/06           57794             61358        33134
   12/06           57071             60399        33599
    1/07           61677             65485        34107
    2/07           60610             64019        33441
    3/07           59222             62491        33815
    4/07           59293             62479        35312
    5/07           59121             62511        36543
    6/07           53416             56842        35936
    7/07           50104             52407        34824
    8/07           53126             55851        35345
    9/07           55596             58312        36665
   10/07           56380             58965        37248
   11/07           50973             53617        35691
   12/07           48175             50921        35443
    1/08           48049             50399        33318
    2/08           46324             48606        32236
    3/08           49127             51635        32097
    4/08           51932             54660        33660
    5/08           51953             55081        34096
    6/08           46394             49091        31224
    7/08           47600             50795        30961
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end including maximum applicable
                                             sales charge

CLASS A SHARES                               CLASS A SHARES
Inception (12/31/96)                 10.80%  Inception (12/31/96)                 10.63%
10 Years                             12.07   10 Years                             11.08
 5 Years                             14.31    5 Years                             14.90
 1 Years                             -9.59    1 Year                              -17.30

CLASS B SHARES                               CLASS B SHARES
Inception (3/3/98)                   10.45%  Inception (3/3/98)                   10.26%
10 Years                             12.10   10 Years                             11.11
 5 Years                             14.57    5 Years                             15.17
 1 Year                              -8.84    1 Year                             -16.61

CLASS C SHARES                               CLASS C SHARES
Inception (5/1/95)                   12,50%  Inception (5/1/95)                   12.36%
10 Years                             11.92   10 Years                             10.92
 5 Years                             14.79    5 Years                             15.38
 1 Year                              -5.78    1 Year                             -13.86

CLASS R SHARES                               CLASS R SHARES
10 Years                             12.51%  10 Years                             11.51%
 5 Years                             15.39    5 Years                             15.97
 1 Year                              -4.55    1 Year                             -12.72

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
10 Years                             12.73%  10 Years                             11.72%
 5 Years                             15.66    5 Years                             16.24
 1 Year                              -4.28    1 Year                             -12.50
==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      FORMANCE. PERFORMANCE FIGURES                DO NOT HAVE A FRONT-END SALES CHARGE;
30, 2004. RETURNS SINCE THAT DATE ARE        REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RETURNS SHOWN ARE AT NET ASSET VALUE AND
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    IN NET ASSET VALUE AND THE EFFECT OF THE     DO NOT REFLECT A 0.75% CDSC THAT MAY BE
BLENDED RETURNS OF HISTORICAL CLASS R        MAXIMUM SALES CHARGE UNLESS OTHER-WISE       IMPOSED ON A TOTAL REDEMPTION OF
SHARE PERFORMANCE AND RESTATED CLASS A       STATED. INVESTMENT RETURN AND PRINCIPAL      RETIREMENT PLAN ASSETS WITHIN THE FIRST
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
THE INCEPTION DATE OF CLASS R SHARES) AT     A GAIN OR LOSS WHEN YOU SELL SHARES.         FRONT-END SALES CHARGE OR A CDSC;
NET ASSET VALUE, ADJUSTED TO REFLECT THE                                                  THEREFORE, PERFORMANCE IS AT NET ASSET
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS        THE TOTAL ANNUAL FUND OPERATING         VALUE.
R SHARES. CLASS A SHARES' INCEPTION DATE     EXPENSE RATIO SET FORTH IN THE MOST RECENT
IS DECEMBER 31, 1996.                        FUND PROSPECTUS AS OF THE DATE OF THIS            THE PERFORMANCE OF THE FUND'S SHARE
                                             REPORT FOR CLASS A, CLASS B, CLASS C,        CLASSES WILL DIFFER PRIMARILY DUE TO
     INVESTOR CLASS SHARES' INCEPTION DATE   CLASS R AND INVESTOR CLASS SHARES WAS        DIFFERENT SALES CHARGE STRUCTURES AND
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    1.27%; 2.02%, 2.02% 1.52% AND 1.27%,         CLASS EXPENSES.
DATE ARE HISTORICAL RETURNS. AIL OTHER       RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
RETURNS ARE BLENDED RETURNS OF HISTORICAL    ABOVE MAY VARY FROM THE EXPENSE RATIOS            HAD THE ADVISOR NOT WAIVED FEES
INVESTOR CLASS SHARE PERFORMANCE AND         PRESENTED IN OTHER SECTIONS OF THIS REPORT   AND/OR REIMBURSED EXPENSES IN THE PAST,
RESTATED CLASS A SHARE PERFORMANCE (FOR      THAT ARE BASED ON EXPENSES INCURRED DURING   PERFORMANCE WOULD HAVE BEEN LOWER.
PERIODS PRIOR TO THE INCEPTION DATE OF       THE PERIOD COVERED BY THIS REPORT.
INVESTOR CLASS SHARES) AT NET ASSET VALUE,
WHICH RESTATED PERFORMANCE WILL REFLECT           CLASS A SHARE PERFORMANCE REFLECTS
THE RULE 12B-1 FEES APPLICABLE TO CLASS A    THE MAXIMUM 5.50% SALES CHARGE, AND CLASS
SHARES FOR THE PERIOD USING BLENDED          B AND CLASS C SHARE PERFORMANCE REFLECTS
RETURNS. CLASS A SHARES' INCEPTION DATE IS   THE APPLICABLE CONTINGENT DEFERRED SALES
DECEMBER 31, 1996.                           CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             CDSC ON CLASS B SHARES DECLINES FROM 5%
     THE PERFORMANCE DATA QUOTED             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
REP-RESENT PAST PERFORMANCE AND CANNOT       THE BE-GINNING OF THE SEVENTH YEAR. THE
GUARANTEE COMPARABLE FUTURE RESULTS;         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CURRENT PERFORMANCE MAY BE TOWER OR          YEAR AFTER PURCHASE. CLASS R SHARES
HIGHER. PLEASE VISIT INVESCOAIM.COM FOR
THE MOST RECENT MONTH-END PER-


7   AIM REAL ESTATE FUND

AIM REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

-    Unless otherwise stated, information presented in this report is as of July 31, 2008,, and is based on total net assets.

-    Unless otherwise noted, ail data provided by Invesco Aim.

ABOUT SHARE CLASSES                          -    Lower rated securities may be more      ABOUT INDEXES USED IN THIS REPORT
                                                  susceptible to real or perceived
-    Effective September 30, 2003, only           adverse economic and competitive        -    THE FTSE NAREIT EQUITY REITS INDEX is
     previously established qualified             industry conditions and the secondary        a market-cap weighted index of all
     plans are eligible to purchase Class         markets in which lower-rated                 equity REITs traded on the New York
     B shares of any AIM fund.                    securities are traded may be less            Stock Exchange, the Nasdaq National
                                                  liquid than Higher grade securities.         Market System, and the American Stock
-    Class R shares are available only to         The loans in which the Fund may              Exchange.
     certain retirement plans. Please see         invest in are typicaliy
     the prospectus for more information.         non-investment grade which involve a    -    The LIPPER REAL ESTATE FUNDS INDEX,
                                                  greater risk of default on interest          is an equally weighted representation
-    All Investor Class shares are closed         and principal payments and of price          of the largest funds in the Upper
     to new investors. Contact your               changes due to the changes in the            Real Estate Funds category. These
     financial advisor about purchasing           credit quality of the issuer,                funds primarily invest their equity
     our other share classes.                                                                  portfolio in securities of domestic
                                             -    There is no guarantee that the               and foreign companies engaged in the
PRINCIPAL RISKS OF INVESTING IN THE FUND          investment techniques and risk analyses      real estate industry.
                                                  used by the Fund's portfolio managers
-    Since a large percentage of the              will produce the desired results.       -    The S&P 500--REGISTERED TRADEMARK-
     Fund's assets may be invested in                                                          Index is a market
     securities of a limited number of       -    The prices of securities held by the         capitalization-weighted index
     companies, each investment has a             Fund may decline in response to              covering all major areas of the U.S.
     greater effect on the Fund's overall         market risks.                                economy it is not the 500 largest
     performance and any change in the                                                         companies, but rather the most widely
     value of those securities could         -    Because the Fund concentrates its            held 500 companies chosen with
     significantly affect the value of            assets in the real estate industry,          respect to market size, liquidity,
     your investment in the Fund.                 an investment in the Fund will be            and their industry.
                                                  closely linked to the performance of
-    Credit risk is the risk of loss on an        the real estate markets                 -    The Fund is not managed to track the
     investment due to the deterioration                                                       performance of any particular index,
     of an issuer's financial health. Such   -    Because the Fund focuses its invest          including the indexes defined here,
     a dete rioration of financial health         ments in real estate investment              and consequently, the performance of
     may result in a reduction of the             trusts (REITs), real estate operating        the Fund may deviate significantly
     credit rating of the issuer's                companies and other companies                from the performance of the
     securities and may lead to the               related to the real estate industry,         indexes.
     issuer's inability to honor its              the value of shares may rise and fall
     contractual obligations including            more than the value of shares of a      -    A direct investment cannot be made in
     making timely payment of interest and        fund that invests in a broader range         an index. Unless otherwise indicated,
     principal.                                   of companies.                                index results include reinvested
                                                                                               dividends, and they do not reflect
-    The Fund could conceivably hold real    -    The Fund may use enhanced investment         sales charges. Performance of
     estate directly if a company defaults        techniques, such as short sales.             an index of funds reflects fund
     on debt securities. In that event, an        Short sales carry the risk of buying         expenses; perform ance of a market
     investment in the Fund may have              a security back at a higher price at         index does not.
     additional risks relating to direct          which the Fund's exposure is
     ownership of real estate.                    unlimited.                              OTHER INFORMATION

-    Prices of equity securities change in   -    The Fund may invest in obligations      -    The Chartered Financial
     response to many factors including           issued by agencies and                       Analyst--REGISTERED TERED TRADEMARK--
     the historical and prospective               instrumentalities of the U.S.                (CFA--registered trademark--)
     earnings of the issuer, the value of         government that may vary in the level        designation is a globally recognized
     its assets, general economic                 of support they receive from the U.S.        standard for measuring the compe
     conditions, interest rates, investor         government. The U.S. government may          tence and integrity of investment
     perceptions and market liquidity.            choose not to provide financial              professionals.
                                                  support to U.S. government-sponsored
-    Interest rate risk refers to the risk        agencies or instrumentalities if it     -    CPA--REGISTERED TRADEMARK-- and
     that bond prices generally fail as           is not legally obligated to do so. In        Certified Public
     interest rates rise; conversely, bond        this case, if the issuer defaulted,          Accountant--registered trademark--are
     prices generally rise as interest            the underlying fund holding                  trademarks owned by the American
     rates fall.                                  securities of such issuer might not          Institute of Certified Public
                                                  be able to recover its investment            Accountants.
                                                  from the U.S. government.

=======================================================================================   continued on pages 6
THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES,           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       IARAX
=======================================================================================   Class B Shares                       AARBX
                                                                                          Class C Shares                       IARCX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class R Shares                       IARRX
                                                                                          Investor Class Shares                REINX


8   AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(a)

July 31, 2008





                                                        SHARES            VALUE
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.59%

APARTMENTS-18.08%

Boardwalk Real Estate Investment Trust (Canada)           115,400    $    4,420,126
-----------------------------------------------------------------------------------
BRE Properties, Inc.(b)                                   629,800        30,784,624
-----------------------------------------------------------------------------------
Camden Property Trust(b)                                  697,000        34,278,460
-----------------------------------------------------------------------------------
Equity Residential                                      1,556,300        67,185,471
-----------------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                             400,700        48,624,945
-----------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                   330,500        18,993,835
===================================================================================
                                                                        204,287,461
===================================================================================


DEVELOPERS-0.04%

China Overseas Land & Investment Ltd.-Wts.,
  expiring 08/27/08 (Hong Kong)                            33,166             6,589
-----------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(c)                  338,000           444,624
===================================================================================
                                                                            451,213
===================================================================================


DIVERSIFIED-5.96%

GPT Group (Australia)(c)                                1,057,400         1,485,680
-----------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(c)                  164,000           514,500
-----------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Japan)(c)                      59,000         1,413,517
-----------------------------------------------------------------------------------
Stockland (Australia)(b)(c)                               262,400         1,125,040
-----------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(c)               267,000         3,983,632
-----------------------------------------------------------------------------------
TOKYU REIT, Inc. (Japan)(b)(c)                                 74           565,977
-----------------------------------------------------------------------------------
Vornado Realty Trust                                      373,500        35,508,645
-----------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)                663,800        22,741,788
===================================================================================
                                                                         67,338,779
===================================================================================


HEALTHCARE-13.00%

HCP, Inc.(b)                                              477,800        17,234,246
-----------------------------------------------------------------------------------
Health Care REIT, Inc.                                    795,800        39,686,546
-----------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                        736,700        27,338,937
-----------------------------------------------------------------------------------
Senior Housing Properties Trust                           888,100        18,694,505
-----------------------------------------------------------------------------------
Ventas, Inc.                                              979,200        43,926,912
===================================================================================
                                                                        146,881,146
===================================================================================


INDUSTRIAL-7.24%

AMB Property Corp.                                        409,300        20,039,328
-----------------------------------------------------------------------------------
Ascendas Real Estate Investment Trust
  (Singapore)(c)                                          889,000         1,489,328
-----------------------------------------------------------------------------------
DCT Industrial Trust Inc.(b)                            1,477,000        12,510,190
-----------------------------------------------------------------------------------
ProLogis                                                  976,570        47,734,741
===================================================================================
                                                                         81,773,587
===================================================================================


INDUSTRIAL/OFFICE MIXED-1.91%

Liberty Property Trust                                    594,100        21,625,240
===================================================================================


LODGING-RESORTS-3.50%

DiamondRock Hospitality Co.                               129,300         1,192,146
-----------------------------------------------------------------------------------
Host Hotels & Resorts Inc.(b)                           2,926,397        38,365,065
===================================================================================
                                                                         39,557,211
===================================================================================


OFFICE-13.13%

Alexandria Real Estate Equities, Inc.(b)                  266,000        27,467,160
-----------------------------------------------------------------------------------
Boston Properties, Inc.                                   480,600        46,228,914
-----------------------------------------------------------------------------------
Champion Real Estate Investment Trust (Hong Kong)       3,680,000         1,754,705
-----------------------------------------------------------------------------------
Douglas Emmett, Inc.                                      321,600         7,567,248
-----------------------------------------------------------------------------------
Nippon Building Fund Inc. (Japan)(c)                           47           555,431
-----------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc. (Japan)(c)               184         1,378,575
-----------------------------------------------------------------------------------
SL Green Realty Corp.                                     737,800        61,488,252
-----------------------------------------------------------------------------------
Valad Property Group (Australia)(b)(c)                  3,679,900         1,891,417
===================================================================================
                                                                        148,331,702
===================================================================================


REGIONAL MALLS-14.18%

CapitaMall Trust (Singapore)(c)                         1,144,000         2,499,776
-----------------------------------------------------------------------------------
CBL & Associates Properties, Inc.(b)                      395,700         7,684,494
-----------------------------------------------------------------------------------
General Growth Properties, Inc.(b)                      1,231,100        33,744,451
-----------------------------------------------------------------------------------
Macerich Co. (The)                                        313,400        17,340,422
-----------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Canada)                                                107,000         1,760,779
-----------------------------------------------------------------------------------
Simon Property Group, Inc.                                973,000        90,128,990
-----------------------------------------------------------------------------------
Westfield Group (Australia)(c)                            464,700         6,983,215
===================================================================================
                                                                        160,142,127
===================================================================================


SELF STORAGE FACILITIES-4.01%

Public Storage(b)                                         553,200        45,301,548
===================================================================================


SHOPPING CENTERS-9.33%

Developers Diversified Realty Corp.                       493,000        15,756,280
-----------------------------------------------------------------------------------
Federal Realty Investment Trust                           644,600        46,804,406
-----------------------------------------------------------------------------------
Kimco Realty Corp.(b)                                   1,215,600        42,898,524
===================================================================================
                                                                        105,459,210
===================================================================================


SPECIALTY PROPERTIES-3.21%

Digital Realty Trust, Inc.(b)                             616,600        26,458,306
-----------------------------------------------------------------------------------
Rayonier Inc.                                             208,800         9,755,136
===================================================================================
                                                                         36,213,442
===================================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $862,121,809)                                                  1,057,362,666
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM REAL ESTATE FUND

                                                        SHARES            VALUE
-----------------------------------------------------------------------------------

PREFERRED STOCKS-3.81%

APARTMENTS-0.17%

BRE Properties, Inc., Series C, 6.75% Pfd.                 54,400    $    1,055,904
-----------------------------------------------------------------------------------
Equity Residential, Series N, 6.48% Pfd.                   39,100           821,100
===================================================================================
                                                                          1,877,004
===================================================================================


DIVERSIFIED-0.19%

Lexington Realty Trust, Series D, 7.55% Pfd.               92,500         1,535,500
-----------------------------------------------------------------------------------
Vornado Realty Trust, Series E, 7.00% Pfd.                 28,000           591,080
===================================================================================
                                                                          2,126,580
===================================================================================


INDUSTRIAL-0.18%

First Industrial Realty Trust, Inc. Series J,
  7.25% Pfd.(b)                                           103,300         1,990,591
===================================================================================


INDUSTRIAL/OFFICE MIXED-0.78%

Duke Realty Corp.,
  Series J, 6.63% Pfd.                                    102,200         1,962,240
-----------------------------------------------------------------------------------
  Series K, 6.50% Pfd.(b)                                  77,400         1,429,578
-----------------------------------------------------------------------------------
  Series N, 7.25% Pfd.                                    187,300         3,839,650
-----------------------------------------------------------------------------------
PS Business Parks, Inc., Series P, 6.70% Pfd.              86,900         1,595,484
===================================================================================
                                                                          8,826,952
===================================================================================


LODGING-RESORTS-0.74%

Ashford Hospitality Trust, Inc., Series D, 8.45%
  Pfd.                                                     95,900         1,438,500
-----------------------------------------------------------------------------------
Hersha Hospitality Trust, Series A, 8.00% Pfd.(b)          32,600           557,786
-----------------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series D, 7.50% Pfd.(b)                                  85,500         1,517,625
-----------------------------------------------------------------------------------
  Series E, 8.00% Pfd.(b)                                  91,500         1,761,375
-----------------------------------------------------------------------------------
  Series G, 7.25% Pfd.(b)                                  64,500         1,097,145
-----------------------------------------------------------------------------------
Strategic Hotels & Resorts Inc.-Series C, 8.25%
  Pfd.                                                     78,200         1,153,450
-----------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc., Series A, 8.00%
  Pfd.                                                     48,300           809,508
===================================================================================
                                                                          8,335,389
===================================================================================


MORTGAGE BACKED SECURITIES-0.16%

Gramercy Capital Corp., Series A, 8.13% Pfd.(b)           133,100         1,863,400
===================================================================================


OFFICE-0.44%

BioMed Realty Trust, Inc., Series A, 7.38% Pfd.(b)        153,000         2,937,600
-----------------------------------------------------------------------------------
Corporate Office Properties Trust, Series G, 8.00%
  Pfd.(b)                                                  48,700         1,062,147
-----------------------------------------------------------------------------------
HRPT Properties Trust, Series D, 6.50% Pfd.(b)             56,900           967,300
===================================================================================
                                                                          4,967,047
===================================================================================


REGIONAL MALLS-0.19%

Realty Income Corp. Series E, 6.75% Pfd.                  102,000         2,166,480
===================================================================================


SELF STORAGE FACILITIES-0.69%

Public Storage, Inc.,
  Series L, 6.75% Pfd.                                    106,100         2,127,305
-----------------------------------------------------------------------------------
  Series M, 6.63% Pfd.                                    168,400         3,352,844
-----------------------------------------------------------------------------------
  Series C, 6.60% Pfd.                                     40,800           798,048
-----------------------------------------------------------------------------------
  Series K, 7.25% Pfd.                                     68,700         1,510,713
===================================================================================
                                                                          7,788,910
===================================================================================


SHOPPING CENTERS-0.27%

Developers Diversified Realty Corp., Series H,
  7.38% Pfd.                                               19,500           390,000
-----------------------------------------------------------------------------------
Kimco Realty Corp., Series G, 7.75% Pfd.(b)               117,500         2,724,825
===================================================================================
                                                                          3,114,825
===================================================================================
     Total Preferred Stocks
       (Cost $54,940,635)                                                43,057,178
===================================================================================


                                                       PRINCIPAL
                                                        AMOUNT

ASSET-BACKED SECURITIES-1.11%

MORTGAGE BACKED SECURITIES-1.11%

JP Morgan Chase Commercial Mortgage Securities
  Corp.,
  -Series 2005-CB13, Class AJ, Pass Through Ctfs.,
  5.54%, 01/12/43(d)(e)                              $  3,799,000         3,322,957
-----------------------------------------------------------------------------------
  -Series 2006-LDP6, Class AM, Pass Through Ctfs.,
  5.53%, 04/15/43(d)                                    3,950,000         3,559,035
-----------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust-Series 2005-CIP1,
  Class AJ, Pass Through Ctfs., 5.14%, 07/12/38(d)      4,950,000         4,279,198
-----------------------------------------------------------------------------------
Morgan Stanley Capital I-Series 2006-IQ11, Class
  B, Pass Through Ctfs., 5.95%, 10/15/42(d)(e)          1,900,000         1,446,615
===================================================================================
     Total Asset-Backed Securities (Cost
       $13,415,153)                                                      12,607,805
===================================================================================



BONDS & NOTES-0.08%

HEALTHCARE-0.08%

Nationwide Health Properties, Inc., Unsec. Notes,
  6.25%, 02/01/13 (Cost $883,904)(d)                      900,000           884,952
===================================================================================


                                                        SHARES

MONEY MARKET FUNDS-1.20%

Liquid Assets Portfolio-Institutional Class(f)          6,770,840         6,770,840
-----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                6,770,840         6,770,840
===================================================================================
     Total Money Market Funds (Cost $13,541,680)                         13,541,680
===================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.79% (Cost $944,903,181)                                    1,127,454,281
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM REAL ESTATE FUND

                                                        SHARES            VALUE
-----------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-10.96%

Liquid Assets Portfolio-Institutional Class (Cost
  $123,804,180)(f)(g)                                 123,804,180    $  123,804,180
===================================================================================
TOTAL INVESTMENTS-110.75% (Cost $1,068,707,361)                       1,251,258,461
===================================================================================
OTHER ASSETS LESS LIABILITIES-(10.75)%                                 (121,482,563)
===================================================================================
NET ASSETS-100.00%                                                   $1,129,775,898
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

Ctfs.    - Certificates
Pfd.     - Preferred
REIT     - Real Estate Investment Trust
Unsec.   - Unsecured
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.
(b)   All or a portion of this security was out on loan at July 31, 2008.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $24,330,712, which represented 2.15% of the Fund's Net Assets. See Note 1A.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $13,492,757, which represented 1.19% of the Fund's Net Assets. See Note 1A.
(e) Interest or dividend rate is predetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $931,361,501)*                         $1,113,912,601
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $137,345,860)                 137,345,860
=======================================================
     Total investments (Cost
       $1,068,707,361)                    1,251,258,461
=======================================================
Receivables for:
  Investments sold                            4,943,395
-------------------------------------------------------
  Fund shares sold                            3,069,423
-------------------------------------------------------
  Dividends and Interest                      1,475,356
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              51,694
-------------------------------------------------------
Other assets                                     78,855
=======================================================
     Total assets                         1,260,877,184
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       3,912,403
-------------------------------------------------------
  Fund shares reacquired                      2,047,584
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 123,804,180
-------------------------------------------------------
  Accrued fees to affiliates                    952,699
-------------------------------------------------------
  Accrued other operating expenses              246,482
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              137,938
=======================================================
     Total liabilities                      131,101,286
=======================================================
Net assets applicable to shares
  outstanding                            $1,129,775,898
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $  964,163,976
-------------------------------------------------------
Undistributed net investment income             661,552
-------------------------------------------------------
Undistributed net realized gain (loss)      (17,599,862)
-------------------------------------------------------
Unrealized appreciation                     182,550,232
=======================================================
                                         $1,129,775,898
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  794,192,992
_______________________________________________________
=======================================================
Class B                                  $   89,296,463
_______________________________________________________
=======================================================
Class C                                  $   99,077,129
_______________________________________________________
=======================================================
Class R                                  $   48,459,222
_______________________________________________________
=======================================================
Investor Class                           $   33,707,850
_______________________________________________________
=======================================================
Institutional Class                      $   65,042,242
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      35,345,501
_______________________________________________________
=======================================================
Class B                                       3,955,551
_______________________________________________________
=======================================================
Class C                                       4,401,674
_______________________________________________________
=======================================================
Class R                                       2,155,114
_______________________________________________________
=======================================================
Investor Class                                1,501,783
_______________________________________________________
=======================================================
Institutional Class                           2,894,623
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        22.47
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $22.47
     divided by 94.50%)                  $        23.78
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        22.58
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        22.51
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        22.49
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        22.45
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        22.47
_______________________________________________________
=======================================================




* At July 31, 2008, securities with an aggregate value of $118,783,001 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $68,520)                            $  35,766,376
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $286,191)                                                                         1,684,223
------------------------------------------------------------------------------------------------
Interest                                                                                 423,837
================================================================================================
     Total investment income                                                          37,874,436
================================================================================================


EXPENSES:

Advisory fees                                                                          9,337,005
------------------------------------------------------------------------------------------------
Administrative services fees                                                             342,675
------------------------------------------------------------------------------------------------
Custodian fees                                                                            63,900
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              2,172,641
------------------------------------------------------------------------------------------------
  Class B                                                                              1,217,521
------------------------------------------------------------------------------------------------
  Class C                                                                              1,222,631
------------------------------------------------------------------------------------------------
  Class R                                                                                210,118
------------------------------------------------------------------------------------------------
  Investor Class                                                                          88,710
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         2,945,796
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      13,912
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 53,349
------------------------------------------------------------------------------------------------
Other                                                                                    551,754
================================================================================================
     Total expenses                                                                   18,220,012
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (100,635)
================================================================================================
     Net expenses                                                                     18,119,377
================================================================================================
Net investment income                                                                 19,755,059
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               40,515,463
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (270,026)
================================================================================================
                                                                                      40,245,437
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (110,859,060)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      37,401
================================================================================================
                                                                                    (110,821,659)
================================================================================================
Net realized and unrealized gain (loss)                                              (70,576,222)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $ (50,821,163)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   19,755,059    $   17,015,817
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            40,245,437       260,198,182
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (110,821,659)     (231,149,460)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (50,821,163)       46,064,539
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (18,394,091)      (18,078,327)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (1,706,254)       (1,521,065)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,694,509)       (1,358,679)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (754,904)         (322,349)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (747,279)         (737,093)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (2,062,288)         (750,434)
===========================================================================================================
     Total distributions from net investment income                           (25,359,325)      (22,767,947)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (156,981,549)     (133,669,265)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (23,334,866)      (24,393,249)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (22,987,155)      (21,790,199)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      (7,153,523)       (2,305,081)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (6,380,802)       (5,411,635)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (15,184,117)       (3,320,408)
===========================================================================================================
     Total distributions from net realized gains                             (232,022,012)     (190,889,837)
===========================================================================================================
Share transactions-net:
  Class A                                                                      10,911,280        17,633,961
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (41,737,107)      (51,373,628)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (21,812,211)      (31,625,946)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      23,128,170        25,115,354
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                1,841,020         1,911,079
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          16,469,334        52,602,603
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (11,199,514)       14,263,423
===========================================================================================================
     Net increase (decrease) in net assets                                   (319,402,014)     (153,329,822)
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         1,449,177,912     1,602,507,734
===========================================================================================================
  End of year (including undistributed net investment income of
     $(661,552) and $5,234,848, respectively)                              $1,129,775,898    $1,449,177,912
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is high total return through growth of capital and current income.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bids and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


15        AIM REAL ESTATE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


16        AIM REAL ESTATE FUND

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry; an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc. ("Invesco Real Estate"), Invesco Aim pays Invesco Real Estate 40% of the amount of Invesco Aim's compensation on the sub advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $45,440.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $13,464.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


17        AIM REAL ESTATE FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $28,853 in front-end sales commissions from the sale of Class A shares and $632, $160,065, $6,873 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $41,731.

NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $6,712 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Ordinary income                                                             $ 62,361,973     $ 43,772,727
---------------------------------------------------------------------------------------------------------
Long-term capital gain                                                       195,019,364      169,885,057
=========================================================================================================
Total distributions                                                         $257,381,337     $213,657,784
_________________________________________________________________________________________________________
=========================================================================================================





18        AIM REAL ESTATE FUND

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $    1,245,010
-------------------------------------------------------------------------------------------------
Undistributed long-term gain                                                            4,637,385
-------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                            179,090,164
-------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- other investments                              (868)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (132,116)
-------------------------------------------------------------------------------------------------
Post-October deferrals                                                                (19,227,653)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                         964,163,976
=================================================================================================
Total net assets                                                                   $1,129,775,898
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales and investments in passive foreign investment companies.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  The Fund does not have a capital loss carryforward as of July 31, 2008.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $594,598,325 and $805,351,715, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $224,877,897
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (45,787,733)
================================================================================================
Net unrealized appreciation of investment securities                                $179,090,164
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,072,168,297.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, passive foreign investment company investments and proxy costs, on July 31, 2008, undistributed net investment income was increased by $1,030,970, undistributed net realized gain (loss) was decreased by $995,540 and shares of beneficial interest decreased by $35,430. This reclassification had no effect on the net assets of the Fund.


19        AIM REAL ESTATE FUND

NOTE 9--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31
                                                           ---------------------------------------------------------------
                                                                      2008(a)                             2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   11,078,463     $ 279,108,563      13,099,705     $ 456,038,668
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      142,041         3,698,822         221,795         7,751,450
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      423,258        10,582,231         517,371        18,077,012
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                    1,278,288        32,213,966       1,123,489        38,679,112
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               349,389         8,599,104         561,928        19,632,250
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,733,545        70,646,858       1,658,911        57,141,205
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    7,329,724       170,089,603       4,379,165       146,929,893
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      990,299        23,056,007         709,132        23,892,618
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      972,525        22,565,825         634,225        21,317,603
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      339,644         7,870,469          78,171         2,624,003
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               297,781         6,898,821         176,877         5,929,386
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          740,997        17,189,073         121,248         4,060,199
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                      537,121        13,707,187         497,636        16,911,565
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (534,788)      (13,707,187)       (495,885)      (16,911,565)
==========================================================================================================================
Reacquired:
  Class A                                                  (17,315,046)     (451,994,073)    (17,753,947)     (602,246,165)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,079,817)      (54,784,749)     (1,941,964)      (66,106,131)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (2,104,332)      (54,960,267)     (2,079,673)      (71,020,561)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (671,496)      (16,956,265)       (478,228)      (16,187,761)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (524,002)      (13,656,905)       (699,097)      (23,650,557)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (2,850,910)      (71,366,597)       (261,006)       (8,598,801)
==========================================================================================================================
                                                             1,132,684     $ (11,199,514)         69,853     $  14,263,423
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 5% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.


20        AIM REAL ESTATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                  INCOME (LOSS) FROM
                                INVESTMENT OPERATIONS
                              -------------------------
                                            NET GAINS                      DISTRIBUTIONS
                                             (LOSSES)                -------------------------
                   NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                     VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                   BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                   OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08           $29.49      $0.43(c)     $(1.60)      $(1.17)     $(0.57)       $(5.28)        $(5.85)      $22.47
Year ended
  07/31/07            32.65       0.38(c)       0.76         1.14       (0.50)        (3.80)         (4.30)       29.49
Year ended
  07/31/06            29.14       0.30(c)       4.94         5.24       (0.42)        (1.31)         (1.73)       32.65
Year ended
  07/31/05            21.41       0.38          8.41         8.79       (0.41)        (0.65)         (1.06)       29.14
Year ended
  07/31/04            17.50       0.44(c)       3.97         4.41       (0.50)           --          (0.50)       21.41
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended
  07/31/08            29.59       0.24(c)      (1.60)       (1.36)      (0.37)        (5.28)         (5.65)       22.58
Year ended
  07/31/07            32.75       0.12(c)       0.75         0.87       (0.23)        (3.80)         (4.03)       29.59
Year ended
  07/31/06            29.23       0.07(c)       4.96         5.03       (0.20)        (1.31)         (1.51)       32.75
Year ended
  07/31/05            21.48       0.21          8.44         8.65       (0.25)        (0.65)         (0.90)       29.23
Year ended
  07/31/04            17.55       0.30(c)       3.99         4.29       (0.36)           --          (0.36)       21.48
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended
  07/31/08            29.52       0.24(c)      (1.60)       (1.36)      (0.37)        (5.28)         (5.65)       22.51
Year ended
  07/31/07            32.68       0.12(c)       0.75         0.87       (0.23)        (3.80)         (4.03)       29.52
Year ended
  07/31/06            29.17       0.07(c)       4.95         5.02       (0.20)        (1.31)         (1.51)       32.68
Year ended
  07/31/05            21.44       0.21          8.42         8.63       (0.25)        (0.65)         (0.90)       29.17
Year ended
  07/31/04            17.52       0.30(c)       3.98         4.28       (0.36)           --          (0.36)       21.44
-------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended
  07/31/08            29.50       0.36(c)      (1.58)       (1.22)      (0.51)        (5.28)         (5.79)       22.49
Year ended
  07/31/07            32.66       0.29(c)       0.76         1.05       (0.41)        (3.80)         (4.21)       29.50
Year ended
  07/31/06            29.15       0.22(c)       4.94         5.16       (0.34)        (1.31)         (1.65)       32.66
Year ended
  07/31/05            21.41       0.35          8.41         8.76       (0.37)        (0.65)         (1.02)       29.15
Year ended
  07/31/04(e)         19.34       0.11(c)       2.07         2.18       (0.11)           --          (0.11)       21.41
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended
  07/31/08            29.46       0.43(c)      (1.59)       (1.16)      (0.57)        (5.28)         (5.85)       22.45
Year ended
  07/31/07            32.63       0.38(c)       0.75         1.13       (0.50)        (3.80)         (4.30)       29.46
Year ended
  07/31/06            29.12       0.30(c)       4.94         5.24       (0.42)        (1.31)         (1.73)       32.63
Year ended
  07/31/05            21.40       0.40          8.41         8.81       (0.44)        (0.65)         (1.09)       29.12
Year ended
  07/31/04(g)         18.18       0.39(c)       3.25         3.64       (0.42)           --          (0.42)       21.40
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended
  07/31/08            29.49       0.55(c)      (1.59)       (1.04)      (0.70)        (5.28)         (5.98)       22.47
Year ended
  07/31/07            32.66       0.53(c)       0.75         1.28       (0.65)        (3.80)         (4.45)       29.49
Year ended
  07/31/06            29.14       0.44(c)       4.95         5.39       (0.56)        (1.31)         (1.87)       32.66
Year ended
  07/31/05            21.42       0.51          8.41         8.92       (0.55)        (0.65)         (1.20)       29.14
Year ended
  07/31/04(e)         19.34       0.14(c)       2.08         2.22       (0.14)           --          (0.14)       21.42
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                   RATIO OF
                                                   EXPENSES          RATIO OF
                                                  TO AVERAGE         EXPENSES
                                                  NET ASSETS      TO AVERAGE NET  RATIO OF NET
                                               WITH FEE WAIVERS   ASSETS WITHOUT   INVESTMENT
                                 NET ASSETS,        AND/OR         FEE WAIVERS       INCOME
                     TOTAL      END OF PERIOD      EXPENSES      AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                   RETURN(A)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(B)
-----------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  07/31/08           (4.31)%     $  794,200          1.30%(d)          1.30%(d)       1.68%(d)       47%
Year ended
  07/31/07            1.98          994,153          1.26              1.42           1.09           51
Year ended
  07/31/06           18.96        1,093,623          1.29              1.46           1.00           45
Year ended
  07/31/05           41.87          940,003          1.43              1.57           1.52           38
Year ended
  07/31/04           25.46          418,244          1.65              1.66           2.17           28
-----------------------------------------------------------------------------------------------------------
CLASS B
Year ended
  07/31/08           (5.00)          89,297          2.05(d)           2.05(d)        0.93(d)        47
Year ended
  07/31/07            1.19          160,917          2.01              2.17           0.34           51
Year ended
  07/31/06           18.06          227,459          2.04              2.21           0.25           45
Year ended
  07/31/05           40.91          254,135          2.11              2.23           0.84           38
Year ended
  07/31/04           24.66          174,672          2.30              2.31           1.52           28
-----------------------------------------------------------------------------------------------------------
CLASS C
Year ended
  07/31/08           (5.02)          99,078          2.05(d)           2.06(d)        0.93(d)        47
Year ended
  07/31/07            1.20          150,854          2.01              2.17           0.34           51
Year ended
  07/31/06           18.07          197,340          2.04              2.21           0.25           45
Year ended
  07/31/05           40.90          209,723          2.11              2.23           0.84           38
Year ended
  07/31/04           24.64          116,872          2.30              2.31           1.52           28
-----------------------------------------------------------------------------------------------------------
CLASS R
Year ended
  07/31/08           (4.52)          48,460          1.55(d)           1.55(d)        1.43(d)        47
Year ended
  07/31/07            1.71           35,660          1.51              1.67           0.84           51
Year ended
  07/31/06           18.66           15,850          1.54              1.71           0.75           45
Year ended
  07/31/05           41.69            6,832          1.61              1.73           1.34           38
Year ended
  07/31/04(e)        11.29               24          1.72(f)           1.73(f)        2.10(f)        28
-----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended
  07/31/08           (4.28)          33,708          1.30(d)           1.30(d)        1.68(d)        47
Year ended
  07/31/07            1.95           40,614          1.26              1.42           1.09           51
Year ended
  07/31/06           18.99           43,684          1.27              1.44           1.02           45
Year ended
  07/31/05           41.98           41,889          1.34              1.46           1.61           38
Year ended
  07/31/04(g)        20.13           29,896          1.51(f)           1.54(f)        2.31(f)        28
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL
  CLASS
Year ended
  07/31/08           (3.84)          65,043          0.83(d)           0.83(d)        2.16(d)        47
Year ended
  07/31/07            2.41           66,979          0.80              0.96           1.55           51
Year ended
  07/31/06           19.55           24,552          0.82              0.99           1.47           45
Year ended
  07/31/05           42.56           18,671          0.92              1.04           2.03           38
Year ended
  07/31/04(e)        11.50            1,021          1.12(f)           1.13(f)        2.70(f)        28
___________________________________________________________________________________________________________
===========================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $869,057, $121,752, $122,263, $42,024, $35,484 and $81,921 for Class A, Class B,
     Class C, Class R, Investor Class and Institutional Class shares, respectively.
(e)  Class R and Institutional Class shares commenced on April 30, 2004
(f)  Annualized.
(g)  Investor Class shares commenced on September 30, 2003.



21        AIM REAL ESTATE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



22        AIM REAL ESTATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Real Estate Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas





23        AIM REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00       $994.30        $ 6.59      $1,018.25       $ 6.67       1.33%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00        990.50         10.29       1,014.52        10.42       2.08
---------------------------------------------------------------------------------------------------
     Class C         1,000.00        990.50         10.29       1,014.52        10.42       2.08
---------------------------------------------------------------------------------------------------
     Class R         1,000.00        993.00          7.83       1,017.01         7.92       1.58
---------------------------------------------------------------------------------------------------
 Investor Class      1,000.00        994.30          6.59       1,018.25         6.67       1.33
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



24        AIM REAL ESTATE FUND

Supplement to Annual Report dated 7/31/08

AIM REAL ESTATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The total annual Fund operating expense
                                             For periods ended 7/31/08                    ratio set forth in the most recent Fund
The following information has been                                                        prospectus as of the date of this
prepared to provide Institutional Class      10 Years                            12.94%   supplement for Institutional Class shares
shareholders with a performance overview      5 Years                            16.09    was 0.81%. The expense ratios presented
specific to their holdings. Institutional     1 Year                             -3.84    above may vary from the expense ratios
Class shares are offered exclusively to      ==========================================   presented in other sections of the actual
institutional investors, including defined                                                report that are based on expenses incurred
contribution plans that meet certain         ==========================================   during the period covered by the report.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08, most recent          Had the advisor not waived fees and/or
                                             calendar quarter-end                         reimbursed expenses in the past,
                                                                                          performance would have been lower.
                                             10 Years                            11.93%
                                              5 Years                            16.68       Please note that past performance is
                                              1 Year                            -12.06    not indicative of future results. More
                                             ==========================================   recent returns may be more or less than
                                                                                          those shown. All returns assume
                                             Institutional Class shares' inception date   reinvestment of distributions at NAV.
                                             is April 30, 2004. Returns since that date   Investment return and principal value will
                                             are historical returns. All other returns    fluctuate so your shares, when redeemed,
                                             are blended returns of historical            may be worth more or less than their
                                             Institutional Class share performance and    original cost. See full report for
                                             restated Class A share performance (for      information on comparative benchmarks.
                                             periods prior to the inception date of       Please consult your Fund prospectus for
                                             Institutional Class shares) at net asset     more information. For the most current
                                             value (NAV) and reflect the Rule 12b-1       month-end performance, please call 800 451
                                             fees applicable to Class A shares. Class A   4246 or visit invescoaim.com.
                                             shares' inception date is December
                                             31, 1996.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

==========================================
NASDAQ SYMBOL                        IARIX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   REA-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $996.30        $4.20       $1,020.66       $4.25        0.85%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    controlling. Each Trustee may have
investment Securities Funds is required      renewal process, the Trustees receive        evaluated the information provided
under the Investment Company Act of 1940     comparative performance and fee data         differently from one another and
to approve annually the renewal of the AIM   regarding the AIM Funds prepared by an       attributed different weight to the various
Real Estate Fund (the Fund) investment       independent company. Lipper, Inc.            factors. The Trustees recognized that the
advisory agreement with Invesco Aim          (lipper), under the direction and            advisory arrangements and resulting
Advisors, inc. (Invesco Aim). During         supervision of the independent Senior        advisory fees for the Fund and the other
contract renewal meetings held on June       Officer who also prepares a separate         AIM Funds are the result of years of
18-19, 2008, the Board as a whole and the    analysis of this information for the         review and negotiation between the
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      Trustees and invesco Aim, that the
voting separately, approved the              recommendations to the Investments           Trustees may focus to a greater extent on
continuance of the Fund's investment         Committee regarding the performance, fees    certain aspects of these arrangements in
advisory agreement for another year,         and expenses of their assigned funds. The    some years than in others, and that the
effective July 1, 2008 In doing so, the      Investments Committee considers each         Trustees' deliberations and conclusions in
Board determined that the Fund's             Sub-Committee's recommendations and makes    a particular year may be based in part on
investment advisory agreement is in the      its own recommendations regarding the        their delibera tions and conclusions of
best interests of the Fund and its           performance, fees and expenses of the AIM    these same arrangements throughout the
shareholders and that the compensation to    Funds to the full Board. The Investments     year and in prior years.
Invesco Aim under the Fund's investment      Committee also considers each
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION The
   The independent Trustees met              whether to approve the continuance of each   discussion below serves as a summary of
separately during their evaluation of the    AIM Fund's investment advisory agreement     the Senior Officer's independent written
Fund's investment advisory agreement with    and sub-advisory- agreements for another     evaluation with respect to the Fund's
independent legal counsel from whom they     year.                                        investment advisory agreement as well as a
received independent legal advice, and the                                                discussion of the material factors and
independent Trustees also received              The independent Trustees are assisted     related conclusions that formed the basis
assistance during their deliberations from   in their annual evaluation of the Fund's     for the Board's approval of the Fund's
the independent Senior Officer, a            investment advisory agreement by the         investment advisory agreement and
full-time officer of the AIM Funds who       independent Senior Officer. One              sub-advisory agreements. Unless otherwise
reports directly to the independent          responsibility of the Senior Officer is to   stated, information set forth below is as
Trustees.                                    manage the process by which the AIM Funds    of June 19, 2008 and does not reflect any
                                             proposed management fees are negotiated      changes that may have occurred since that
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   date, including but not limited to changes
The Board's investments Committee has        to ensure that they are negotiated in a      to the Fund's performance, advisory fees,
established three Sub-Committees that are    manner that is at arms' length and           expense limitations and/or fee waivers.
responsible for overseeing the management    reasonable. Accordingly, the Senior
of a number of the series portfolios of      Officer must either supervise a              I.   Investment Advisory Agreement
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an
structure permits the Trustees to focus on   independent written evaluation. The Senior        A.   Nature, Extent and Quality of
the performance of the AIM Funds that have   Officer has recommended that an
been assigned to them. The Sub-Committees    independent written evaluation be provided   Services Provided by Invesco Aim The Board
meet throughout the year to review the       and, at the direction of the Board, has      reviewed the advisory services provided to
performance of their assigned funds, and     prepared an independent written              the Fund by Invesco Aim under the Fund's
the Sub-Committees review monthly and        evaluations.                                 investment advisory agreement, the
quarterly comparative performance                                                         performance of invesco Aim in providing
information and periodic asset flow data        During the annual contract renewal        these services, and the credentials and
for their assigned funds. These materials    process, the Board considered the factors    experience of the officers and employees
are prepared under the direction and         discussed below under the heading "Factors   of invesco Aim who provide these services.
supervision of the independent Senior        and Conclusions and Summary of Independent   The Board's review of the quaiifications
Officer. Over the course of each year, the   Written Fee Evaluation" in evaluating the    of Invesco Aim to provide these services
Sub-Committees meet with portfolio           fairness and reasonableness of the Fund's    included the Board's consideration of
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's portfolio and product review
other members of management and review       sub-advisory agreements at the contract      process, various back office support
with these individuals the performance,      renewal meetings and at their meetings       functions provided by Invesco Aim and its
investment objective(s), policies, at        throughout the year as part of their         affiliates, and Invesco Aim's equity and
designated contract renewal meetings each    ongoing oversight of the Fund. The Fund's    fixed income trading operations. The Board
year to conduct an in depth review of the    investment advisory agreement and            concluded that the nature, extent and
performance, fees and expenses of            sub-advisory agreements were considered      quality of the advisory services provided
                                             separately, although interests of all of     to the Fund by Invesco Aim were
                                             the AIM Funds in their deliberations. The    appropriate and that invesco Aim currently
                                             Board considered all of the information      is providing satisfactory advisory
                                             provided to them and did not identify any    services in accordance with the terms of
                                             particular factor that was                   the Fund's investment advisory

                                                                                                                           continued


25   AIM Real Estate Fund

agreement. In addition, based on their       to the Board's focus on fund performance.         The Board noted that Invesco Aim has
ongoing meetings throughout the year with    Although the independent written             not proposed any advisory fee waivers or
the Fund's portfolio manager or managers,    evaluation of the fund's Senior Officer      expense limitations for the Fund. The
the Board concluded that these individuals   only considered Fund performance through     Board concluded that it was not necessary
are competent and able to continue to        the most recent calendar year, the Board     at this time to discuss with Invesco Aim
carry out their responsibilities under the   also reviewed more recent Fund performance   whether to implement any fee waivers or
Fund's investment advisory agreement.        and this review did not change their         expense limitations because the Fund's
                                             conclusions.                                 total expenses for most classes, net of
   In determining whether to continue                                                     transfer agent fees above the median, were
the Fund's investment advisory agreement,         C. Advisory Fees and Fee Waivers        below the median total expanses of the
the Board considered the prior               The Board compared the Fund's contractual    funds in the Fund's Lipper expense group
relationship between Invesco Aim and the     advisory fee rate to the contractual         that are not managed by Invesco Aim.
Fund, as well as the Board's knowledge of    advisory fee rates of funds in the Fund's
Invesco Aim's operations, and concluded      Lipper expense group that are not managed    After taking account of the Fund's
that it was beneficial to maintain the       by Invesco Aim, at a common asset level      contractual advisory fee rate, as well as
current relationship, in part, because of    and as of the end of the past calendar       the comparative advisory fee information
such knowledge. The Board also considered    year. The Board noted that the Fund's        discussed above, the Board concluded that
the steps that invesco Aim and its           contractual advisory fee rate was below      the Fund's advisory fees were fair and
affiliates have taken over the last          the median contractual advisory fee rate     reasonable
several years to improve the quality and     of funds in its expense group. The Board
efficiency of the services they provide to   also reviewed the methodology used by             D. Economies of Scale and Breakpoints
the AIM Funds in the areas of investment     Lipper in determining contractual fee        The Board considered the extent to which
performance, product line diversification,   rates.                                       there are economies of scale in Invesco
distribution, fund operations, shareholder                                                Aim's provision of advisory services to
services and compliance. The Board                The Board also compared the Fund's      the Fund. The Board also considered
concluded that the quality and efficiency    effective fee rate (the advisory fee after   whether the Fund benefits from such
of the services invesco Aim and its af-      any advisory fee waivers and before any      economies of scale through contractual
filiates provide to the AIM Funds in each    expense limitations/waivers) to the          breakpoints in the Fund's advisory fee
of these areas have generally improved,      advisory fee rates of other clients of       schedule or through advisory fee waivers
and support the Board's approval of the      Invesco Aim and its affiliates with          or expense limitations. The Board noted
continuance of the Fund's investment         investment strategies comparable to those    that the Fund's contractual advisory fee
advisory agreement.                          of the Fund, including three mutual funds    schedule includes seven breakpoints and
                                             advised by Invesco Aim and four mutual       that the level of the Fund's advisory
     B.  Fund Performance                    funds advised or sub-advised by an In-       fees, as a percentage of the Fund's net
                                             vesco Aim affiliate. The Board noted that    assets, has decreased as net assets
The Board compared the Fund's performance    the Fund's rate was: (i) below the rates     increased because of the breakpoint. Based
during the past one, three and five          for the three mutual funds advised by        on this information, the Board concluded
calendar years to the performance of funds   Invesco Aim; and (ii) above the advisory     that the Fund's advisory fees
in the Fund's performance group that are     or sub-advisory fee rates for the mutual     appropriately reflect economies of scale
not managed by Invesco Aim, and against      funds advised or subadvised by Invesco Aim   at current asset levels. The Board also
the performance of all funds, in the         affiliates. None of the funds advised or     noted that the Fund shares directly in
lipper Real Estate Funds Index.(1). The      sub-advised by invesco Aim affiliates are    economies of scale through lower fees
Board also reviewed the criteria used by     in the Fund's Lipper expense group and the   charged by third party service providers
Invesco Aim to identify the funds in the     Board determined that comparing              based on the combined size of all of the
Fund's performance group for inclusion in    contractual fees to funds in the Lipper      AIM Funds and affiliates.
the Lipper reports. The Board noted that     expense group was appropriate. '
the Fund's performance was in the first                                                        E. Profitability and Financial
quintiie of its performance group for the         Additionally, the Board compared the            Resources of Invesco Aim
one and five year periods and in the         Fund's effective fee rate to the total
second quintie for the three year period     advisory fees paid by numerous separately    The Board reviewed information from
(the first quintie being the best            managed accounts/wrap accounts advised by    Invesco Aim concerning the costs of the
performing funds and the fifth quintie       an Invesco Aim affiliate. The Board noted    advisory and other services that Invesco
being the worst performing funds). The       that the Fund's rate was above the rates     Aim and its affiliates provide to the Fund
Board noted that the Fund's performance      for the separately managed accounts/wrap     and the profitability of Invesco Aim and
was below the performance of the Index for   accounts. The Board considered that          its affiliates in providing these
the one year period and above the Index      management of the separately managed         services. The Board also reviewed
for the three and five year periods. The     accounts/wrap accounts by the Invesco Aim    information concerning the financial
Board also considered the steps Invesco      affiliate involves different levels of       condition of Invesco Aim and its
Aim has taken over the last several years    services and different operational and       affliates. The Board also reviewed with
to improve the quality and efficiency of     regulatory requirements than Invesco Aim's   Invesco Aim the meth-odology
the services that Invesco Aim provides to    management of the Fund. The Board            used te prepare the profitability
the AIM Funds. The Board concluded that      concluded that these differences are         information. The Board considered the
Invesco Aim continues to be responsive       appropriately reflected in the fee           overall profitability of Invesco Aim, as
                                             structure for the Fund.                      well as the profitability of Invesco Aim
                                                                                          in connection with managing the Fund. The

                                                                                                                           continued


26   AIM Real Estate Fund

Board noted that Invesco Aim continues to       The Board considered the benefits         Global Asset Management (N.A.), Inc.,
operate at a net profit, although            realized by invesco Aim as a result of       invesco Hong Kong Limited, Invesco
increased expenses in recent years have      portfolio brokerage transactions executed    institutional (N.A.), Inc. and Invesco
reduced the profitability of Invesco Aim     through "soft dollars" arrangements. Under   Senior Secured Management, Inc.
and its affiliates. The Board concluded      these arrangements, portfolio brokerage      (collectively, the "Affiliated
that the Fund's fees were fair and           commissions paid by the Fund and/or other    Sub-Advisers") under the sub-advisory
reasonable, and that the level of profits    funds advised by Invesco Aim are used to     agreements and the credentials and
realized by Invesco Aim and its affiliates   pay for research and execution services.     experience of the officers and employees
from providing services to the Fund was      The Board noted that soft dollar             of the Affiliated Sub-Advisers who will
not excessive in light of the nature,        arrangements shift the payment obligation    provide these services. The Board
quality and extent of the services           for the research and execution services      concluded that the nature, extent and
provided. The Board considered whether       from Invesco Aim to the funds and            quality of the services to be provided by
Invesco Aim is financially sound and has     therefore may reduce Invesco Aim's           the Affiliated Sub-Advisers were
the resources necessary to perform its       expenses. The Board also noted that          appropriate. The Board noted that the
obligations under the Fund's investment      research obtained through soft dollar        Affiliated Sub-Advisers, which have
advisory agreement, and concluded that       arrangements may be used by Invesco Aim in   offices and personnel that are
Invesco Aim has the financial resources      making investment decisions for the Fund     geographically dispersed in financial
necessary to fulfill these obligations.      and may therefore benefit Fund               centers around the world, have been
                                             shareholders. The Board concluded that       formed in part for the purpose of
     F.   Independent Written Evaluation     invesco Aim's soft dollar arrangements       researching and compiling information and
          of the Fund's Senior Officer       were appropriate. The Board also concluded   making recommendations on the markets and
                                             that, based on their review and              economies of various countries and
The Board noted that, at their direction,    representations made by Invesco Aim, these   securities of companies located in such
the Senior Officer of the Fund, who is       arrangements were consistent with            countries or on various types of
independent of Invesco Aim and Invesco       regulatory requirements.                     investments and investment techniques, and
Aim's affiliates, had prepared an                                                         providing investment advisory services.
independent written evaluation to assist        The Board considered the fact that        The Board concluded that the sub-advisory
the Board in determining the                 the Fund's uninvested cash and cash          agreements will benefit the Fund and its
reasonableness of the proposed management    collateral from any securities lending       shareholders by permitting Invesco Aim to
fees of the AIM Funds, including the Fund.   arrangements may be Invested in money        utilize the additional resources and
The Board noted that they had relied upon    market funds advised by invesco Aim          talent of the Affiliated Sub-Advisers in
the Senior Officer's written evaluation      pursuant to procedures approved by the       managing the Fund.
instead of a competitive bidding process,    Board. The Board noted that Invesco Aim
in determining whether to continue the       will receive advisory fees from these             B.   Fund Performance
Fund's investment advisory agreement, the    affiliated money market funds attributable
Board considered the Senior Officer's        to such investments, although Invesco Aim    The Board did view Fund performance as a
written evaluation.                          has contractually agreed to waive through    relevant factor in considering whether to
                                             at least June 30, 2009, the advisory fees    approve the sub-advisory agreements for
     G.   Collateral Benefits to Invesco     payable by the Fund in an amount equal to    the Fund, as one of the Affiliated
          Aim and its Affiliates             100% of the net advisory fees Invesco Aim    Sub-Advisers currently manages the Fund's
                                             receives from the affiliated money market    assets. The Board compared the Fund's
The Board considered various other           funds with respect to the Fund's             performance during the past one, three and
benefits received by Invesco Aim and its     investment of uninvested cash, but not       five calendar years to the performance of
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    funds in the Fund's performance group that
relationship with the Fund, including the    contractual nature of this fee waiver and    are not managed by Invesco Aim, and
fees received by Invesco Aim and its         noted that it remains in effect until at     against the performance of all funds in
affiliates for their provision of            least June 30, 2009. The Board concluded     the Lipper Real Estate Funds Index. The
administrative, transfer agency and          that the Fund's investment of uninvested     Board also reviewed the criteria used by
distribution services to the Fund. The       cash and cash collateral from any            Invesco Aim to identify the funds in the
Board considered the performance of          securities lending arrangements in the       Fund's performance group for inclusion in
Invesco Aim and its affiliates in            affiliated money market funds is in the      the Lipper reports. The Board noted that
providing these services and the             best interests of the Fund and its           the Fund's performance was in the first
organizational structure employed by         shareholders.                                quintile of its performance group for the
invesco Aim and its affiliates to provide                                                 one and five year periods and in the
these services. The Board also considered    II.  Sub-Advisory Agreements                 second quintile for the three year period
that these services are provided to the                                                   (the first quintile being the best
Fund pursuant to written contracts which          A.   Nature, Extent and Quality of      performing funds and the fifth quintile
are reviewed and approved on an annual                 Services Provided by Affiliated    being the worst performing funds). The
basis by the Board. The Board concluded                Sub-Advisers                       Board noted that the Fund's performance
that Invesco Aim and its affiliates were                                                  was below the performance of the Index for
providing these services in a satisfactory   The Board reviewed the services to be        the one year period and above the index
manner and inaccordance with the terms of    provided by Invesco Trimark Ltd., Invesco    for the three and five year periods. The
their contracts, and were qualified to       Asset Management Deutscland, GmbH, Invesco   Board also considered the steps Invesco
continue to provide these services to the    Asset Management Limited, Invesco Asset      Aim has taken over the last several years
Fund.                                        Management (Japan) Limited, Invesco          to improve the quality and efficiency of
                                             Australia Limited, invesco

                                                                                                                           continued


27   AIM REAL ESTATE FUND

the services that Invesco Aim provides to the AIM Funds, The Board concluded that invesco Aim continues to be responsive to the Board's focus on fund performance. The
Board also reviewed more recent Fund
performance and this review did not change their conclusions

     C.   Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by inves co Aim pursuant to the Fund's investment advisory agreement, as well as the allocation of fees between invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Fund's contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that the Fund's sub-advisory fees were fair and reasonable.

     D.   Financial Resources of the
          Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


28   AIM Real Estate Fund '

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Long-Term Capital Gain Dividends                    $195,019,365
     Qualified Dividend Income*                                    0%
     Corporate Dividends Received Deduction*                       0%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 6.47%.



29        AIM REAL ESTATE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Real Estate Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      15,400,800        523,114         625,584        5,832,950



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.



30        AIM REAL ESTATE FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc., (registered broker dealer), Invesco Aim
                                              Advisors, Inc. and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc., (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



31        AIM REAL ESTATE FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      Invesco Alternative Group
                          Suite 100                  Suite 100                  Suite 2900                 Division
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Three Galleria Tower,
                                                                                                           Suite 500
                                                                                                           13155 Noel Road
                                                                                                           Dallas, TX 75240-5042

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust Company
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              225 Franklin Street
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     Boston, MA 02110-2801
                          Americas
                          New York, NY 10036-2714





32        AIM REAL ESTATE FUND

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDeiivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                   HOW DO I SIGN UP?
Register for eDelivery to:                                     It's easy. Just follow these simpie steps:
-    save your Fund the cost of printing and postage.          1.   Log in to your account.
-    reduce the amount of paper you receive.                   2.   Click on the "Service Center" tab.
-    gain access to your documents faster by not waiting for   3.   Select "Register for eDeiivery" and complete the
     the mail.                                                      consent process.
-    view your documents online anytime at your convenience.
-    save the documents to your personal computer or print
     them out for your records.
This service is provided by Invesca Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the iists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund flies the files with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: pubiicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
--service mark-- is a service mark of Invesco Aim Management Croup, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment
advisors for the products and services represented by Invesco Aim; they each provide       [INVESCO AIM LOGO]
investment advisory services to individual and institutional clients and do not sell         -SERVICE MARK-
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management,
Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                 invescoaim.com   REA-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                  AIM SHORT TERM BOND FUND
- SERVICE MARK-                     Annual Report to Shareholders o July 31,2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
14   Financial Statements
17   Notes to Financial Statements
25   Financial Highlights
27   Auditor's Report
28   Fund Expenses
29   Approval of Investment Advisory Agreement
32   Tax Information
33   Results of Proxy
34   Trustees and Officers

                         Dear Shareholder:

                         I've talked with you often about short-term market
        [TAYLOR          volatility, and the 12 months ended July 31, 2008,
         PHOTO]          showed just how turbulent markets can be from time to
                         time. Since October 1, 2007, the S&P 500 Index - considered representative of the performance of the U.S. stock market - has experienced 28 days in which it rose, or fell, by 2% or more(1). That's compared to a four-decade historical average of just 12 days per year.(1)

                         MARKET OVERVIEW

                         Despite a weakening housing market, indications of
                         rising inflation and signs of slowing job growth, U.S.
     Philip Taylor       equity markets were performing relatively well last
                         August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2) Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008) and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o Diversified investment strategies from distinct management teams at investment centers around the globe.

   o A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

(1)  Investment Advisor, August 1, 2008;

(2)  U.S. Department of the Treasury


2   AIM SHORT TERM BOND FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent
        [CROCKETT        financial markets are causing considerable investor
          PHOTO]         anxiety, reminding us again that markets are cyclical
                         and the correction of excess is often painful, at least in the short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                         We remain enthusiastic about the global reach and
                         investment expertise that Invesco, a leading
     Bruce Crockett      independent global investment management company,
                         brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
                         Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you. Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008


3   AIM SHORT TERM BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================   generating the desired "alpha" (the extra
PERFORMANCE SUMMARY                                                                       return above a specific benchmark) as well
                                                                                          as the risk parameters for the Fund.
For the fiscal year ended July 31,2008, Class A shares of AIM Short Term Bond Fund, at    Investment vehicles are evaluated for
net asset value (NAV), underperformed the Fund's broad market and style-specific          liquidity and risk versus relative value.
indexes. Due to the ongoing credit market turmoil and slowing economic growth, bond       Working closely with sector specialists
yields decreased rapidly, especially for securities with shorter maturities. During the   and traders we determine the timing and
first several months of the period, the Fund was positioned to take advantage of an       amount of each "alpha" decision to use in
increase in yields. As a result, the Fund's duration positioning was a major detractor    the portfolio at any time -- taking into
from performance relative to its broad market and style-specific indexes.                 account skill and market opportunities.

The Fund's long-term performance appears later in this report.                               Sell decisions are based on:
                                                                                          o  A conscious decision to alter the
FUND VS. INDEXES                                                                             Fund's macro risk exposure (for
                                                                                             example, duration, yield curve
Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not      positioning, sector exposure).
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,
which would have reduced performance.                                                     o  The need to limit or reduce exposure to
                                                                                             a particular sector or issuer.
Class A Shares                                                                    3.18%
Class C Shares                                                                    2.93    o  Degradation of an issuer's credit
Class R Shares                                                                    2.94       quality.
Lehman Brothers U.S. Aggregate Bond Indext(triangle) (Broad Market Index)         6.15
Lehman Brothers 1-3 Year Government/Credit Indext(triangle)                               o  Realignment of a valuation target.
   (Style-Specific Index)                                                         6.22
Lipper Short Investment Grade Debt Funds Indext(triangle) (Peer Group Index)      1.39    o  Presentation of a better relative value
(triangle)LipperInc.                                                                         opportunity.
=======================================================================================
                                                                                          MARKET CONDITIONS AND YOUR FUND
HOW WE INVEST                                interconnected as a global team. We use
                                             this philosophy in an effort to create a     Weakness in the housing market, higher
We invest primarily in investment-grade      high level of current income consistent      energy and food prices, a widening credit
fixed-income securities represented by the   with preservation of capital.                crunch and slowing consumer spending were
sector categories within the Lehman                                                       among the factors that contributed to
Brothers 1-3 Year Government/Credit Bond        Our security selection is supported by    general economic weakness for much of the
Index. We may also invest in derivative      a team of independent specialists. Team      fiscal year. Gross domestic product (GDP),
instruments such as futures contracts and    members conduct top-down macroeconomic as    the broadest measure of overall economic
swap agreements, including but not limited   well as bottom-up analysis on individual     activity, expanded at an annualized rate
to credit default swaps. Up to 15% of the    securities. Recommendations are              of 4.8% in the third quarter of 2007
total assets of the Fund may be invested     communicated to portfolio managers through   before contracting to an annualized rate
in foreign securities, with no foreign       proprietary technology that allows all       of -0.2% in the fourth quarter.(1) GDP
currency exposure.                           investment professionals to communicate in   grew at annualized rates of 0.9% and 3.3%
                                             a timely manner.                             in the first and second quarters of 2008,
   We believe dynamic and complex                                                         respectively.(1)
fixed-income markets may create                 Portfolio construction begins with a
opportunities for investors that are best    well-defined fund design that establishes       The U.S. Federal Reserve Board (the
captured by independent specialist           the target investment vehicles for           Fed) moved aggressively throughout the
decision makers                                                                           fiscal year to attempt to stimulate
                                                                                          economic

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*                    Total Net Assets            $199.3 million
By Industry                                                                               Total Number of Holdings*              226
                                             1. Federal National Mortgage                 ==========================================
U.S. Government-Sponsored Agency      19.2%     Association                        10.1%
Diversified Banks                     14.9   2. Government National Mortgage
Other Diversified Financial Services  12.2      Association                         4.9
Regional Banks                         6.2   3. BankAmerica Institutional           4.6
Thrifts & Mortgage Finance             4.1   4. Federal Home Loan Mortgage Corp.    4.2
Publishing                             3.3   5. Gannett Co., Inc.                   3.3
Consumer Finance                       2.6   ==========================================
Investment Banking & Brokerage         2.6
Multi-Line Insurance                   2.5   The Fund's holdings are subject to change, and there is no assurance that the Fund will
Asset Management & Custody Banks       2.4   continue to hold any particular security.
Integrated Telecommunication Services  2.4
Wireless Telecommunication Services    2.1   *  Excluding money market fund holdings.
Other Industries Less Than 2.0%       22.1
Money Market Funds Plus Other Assets
Less Liabilities                       3.4
==========================================


4   AIM SHORT TERM BOND FUND

growth and enhance liquidity. In seven       duration bonds tend to be less sensitive     exposure to MBS had a negative effect on
separate actions, the central bank lowered   to interest-rate changes.                    relative performance.
the federal funds target rate from 5.25%
to 2.00%.(2)                                    During the first several months of the       Thank you for investing in AIM Short
                                             reporting period, problems associated with   Term Bond Fund and for sharing our
   Beginning in March 2008, the Fed          subprime lending and the Fed's aggressive    long-term investment horizon.
expanded its lending authority and           interest rate cuts led to a decrease in
increased liquidity to help stabilize the    bond yields across the entire maturity       1  Bureau of Economic Analysis
financial markets. The central bank          spectrum with a larger drop at the shorter
extended a line of credit to JPMorgan        end of the yield curve.(4) Later in the      2  U.S. Federal Reserve
Chase to buy troubled investment bank Bear   fiscal year, as investors became concerned
Stearns, and it created a new program to     about rising inflation, bond yields          3  Lehman Brothers Inc.
provide loans directly to large investment   increased slightly. While positioning the
banks.(2)                                    Fund with a short-to-neutral duration        4  U.S. Department of the Treasury
                                             benefited performance during last few
   While yield spreads on corporate bonds,   months, our overall duration strategy        The views and opinions expressed in
investment-grade and high yield securities   detracted from relative performance.         management's discussion of Fund
have widened across the board since the                                                   performance are those of Invesco Aim
credit crunch started last year, the            We mainly used two- and five-year U.S.    Advisors, Inc. These views and opinions
impact from industry to industry, and from   Treasury note futures contracts to manage    are subject to change at any time based on
credit grade to credit grade, varied         the Fund's duration. In our view, gaining    factors such as market and economic
widely.(3)                                   an exposure to the U.S. Treasury market      conditions. These views and opinions may
                                             through U.S. Treasury futures is a more      not be relied upon as investment advice or
   In response to the credit market          effective way to employ the Fund's cash      recommendations, or as an offer for a
turmoil, investors became more risk averse   for duration management purposes versus      particular security. The information is
and continued to seek the stability,         buying actual bonds.                         not a complete analysis of every aspect of
safety and liquidity of the U.S. Treasury                                                 any market, country, industry, security or
market. The result has been a rally in          The Fund maintained an overweight         the Fund. Statements of fact are from
U.S. Treasury security prices with a         exposure to the investment-grade corporate   sources considered reliable, but Invesco
significant decline in yields and a          bond market by investing primarily in        Aim Advisors, Inc. makes no representation
steeper yield curve during the period.(4)    actual bonds. In addition to investing in    or warranty as to their completeness or
                                             actual bonds, we also used credit default    accuracy. Although historical performance
   Market volatility increased               swaps (CDS) as a way to increase our         is no guarantee of future results, these
significantly in September after the close   exposure to the investment grade corporate   insights may help you understand our
of the Fund's fiscal year. To put some       bond market. Specifically, we sold a         investment management philosophy.
context around the recent financial          credit protection swap to generate
events: The markets have shown serious       additional portfolio income. CDS are         See important Fund and index disclosures
strain for more than a year, largely the     credit derivative instruments that can be    later in this report.
result of years of lax credit practices      used to increase or decrease exposure to
associated with the housing boom. Mortgage   the credit-related markets. By selling a               BRENDAN GAU
loans of questionable quality were often     credit swap, investors generally increase
bundled into hard-to-understand securities   or customize their exposure to the                     Chartered Financial Analyst,
and sold to various financial                corporate credit markets. Alternatively,        [GAU   portfolio manager, is lead
institutions. The complexity and obscure     buying a CDS provides investors with a         PHOTO]  manager of AIM Short Term Bond
structure of these securities hid an         protection against credit-specific risks.              Fund. He joined Invesco Aim in
Achilles' heel of our financial system,                                                   1996. Mr. Gau earned a B.A. in
creating a liquidity crisis of historic         During the period, credit spreads         mathematics, physics and economics from
severity. Now those securities remain on     widened considerably, resulting in           Rice University.
the financial institutions' balance sheets   underperformance of investment-grade
- eroding capital, driving down profits      corporate bonds relative to U.S. Treasury              MARK GILLEY
and preventing normal trading among banks    securities.(3) While we benefited from our
and other financial institutions due to      focus on short-term bonds, which performed             Chartered Financial Analyst,
the participating financial institutions'    better than long-maturity bonds, our           [GILLEY portfolio manager, is manager of
stability being in question. In September,   overall corporate bond strategy detracted      PHOTO]  AIM Short Term Bond Fund. He
this situation came to a head as some of     from returns relative to the                           joined Invesco Aim in 1996. Mr.
these institutions began running out of      style-specific index.(3)                     Gilley earned a B.B.A. degree in marketing
the capital needed to operate their                                                       from The University of Texas at Austin and
businesses and found investors unwilling        The Fund maintained an                    a M.B.A. from the University of Missouri
to supply fresh capital.                     out-of-bench-mark position in                at Kansas City.
                                             mortgage-backed securities (MBS), giving a
   The Fund began the fiscal year with a     preference to higher coupon mortgage
short-to-neutral duration positioning        bonds. We favored this type of MBS for
versus the benchmark, but shifted toward a   their attractive yields and relatively
relatively neutral duration stance during    small prepayment risk by historical
the last three months of the fiscal year.    standards. During this period, the MBS
Duration is a measure of a bond's            market underperformed the U.S. Treasury
sensitivity to interest rate changes.        market, driven by a general
Shorter                                      flight-to-safety(3). As a result, the Fund's


5   AIM SHORT TERM BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            shown in the chart and table(s) does not     one that indicates the dollar value of an
comparable future results.                   reflect deduction of taxes a shareholder     investment, is constructed with each
                                             would pay on Fund distributions or sale of   segment representing a percent change in
   The data shown in the chart include       Fund shares.                                 the value of the investment. In this
reinvested distributions, applicable sales                                                chart, each segment represents a doubling,
charges, and Fund expenses including            This chart, which is a logarithmic        or 100% change, in the value of the
management fees. Index results include       chart, presents the fluctuations in the      investment. In other words, the space
reinvested dividends, but they do not        value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
reflect sales charges. Performance of an     believe that a logarithmic chart is more     size as the space between $10,000 and
index of funds reflects fund expenses and    effective than other types of charts in      $20,000.
management fees; performance of a market     illustrating changes in value during the
index does not. Performance                  early years shown in the chart. The
                                             vertical axis, the


6   AIM SHORT TERM BOND FUND

                                                      AIM SHORT TERM BOND FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT - CLASS C SHARES (OLDEST SHARE CLASS)
Fund data from 8/30/02, index data from 8/31/02

                          AIM                 Lehman Brothers                                          Lipper Short
                       Short Term                 1-3 Year               Lehman Brothers                Investment
                       Bond Fund-            Government/Credit         U.S. Aggregate Bond              Grade Bond
    Date             Class C Shares               Index(1)                  Index(1)                    Funds Index

  8/30/02               $10000
     8/02                10000                    $10000                     $10000                        $10000
     9/02                10051                     10087                      10162                         10065
    10/02                10062                     10099                      10116                         10071
    11/02                10052                     10099                      10113                         10075
    12/02                10142                     10208                      10322                         10176
     1/03                10147                     10221                      10331                         10192
     2/03                10201                     10278                      10474                         10253
     3/03                10225                     10299                      10466                         10269
     4/03                10278                     10339                      10552                         10313
     5/03                10320                     10398                      10749                         10372
     6/03                10352                     10420                      10727                         10391
     7/03                10260                     10353                      10367                         10300
     8/03                10270                     10357                      10436                         10309
     9/03                10374                     10471                      10712                         10417
    10/03                10367                     10429                      10612                         10390
    11/03                10380                     10430                      10637                         10393
    12/03                10428                     10496                      10746                         10445
     1/04                10471                     10524                      10832                         10479
     2/04                10503                     10583                      10949                         10527
     3/04                10535                     10621                      11031                         10563
     4/04                10472                     10512                      10744                         10469
     5/04                10450                     10497                      10701                         10448
     6/04                10470                     10500                      10762                         10455
     7/04                10511                     10545                      10868                         10498
     8/04                10573                     10627                      11076                         10572
     9/04                10574                     10622                      11106                         10575
    10/04                10596                     10658                      11199                         10610
    11/04                10576                     10607                      11109                         10581
    12/04                10597                     10632                      11212                         10613
     1/05                10597                     10631                      11282                         10614
     2/05                10587                     10611                      11216                         10604
     3/05                10578                     10602                      11158                         10590
     4/05                10645                     10664                      11309                         10645
     5/05                10680                     10710                      11431                         10687
     6/05                10706                     10734                      11494                         10719
     7/05                10699                     10705                      11389                         10694
     8/05                10748                     10775                      11535                         10760
     9/05                10731                     10748                      11416                         10737
    10/05                10715                     10744                      11326                         10729
    11/05                10751                     10779                      11376                         10761
    12/05                10795                     10821                      11484                         10800
     1/06                10826                     10842                      11485                         10828
     2/06                10847                     10854                      11523                         10852
     3/06                10839                     10868                      11410                         10860
     4/06                10865                     10904                      11389                         10894
     5/06                10880                     10919                      11377                         10911
     6/06                10912                     10941                      11401                         10928
     7/06                10979                     11025                      11555                         11010
     8/06                11048                     11108                      11732                         11090
     9/06                11116                     11167                      11835                         11151

====================================================================================================================================
1 Lipper Inc.

====================================================================================================================================
                                                            [MOUNTAIN CHART]

    10/06                11150                     11214                      11913                         11201
    11/06                11204                     11275                      12052                         11267
    12/06                11219                     11281                      11982                         11275
     1/07                11250                     11307                      11977                         11304
     2/07                11339                     11399                      12161                         11397
     3/07                11383                     11443                      12162                         11438
     4/07                11416                     11485                      12227                         11482
     5/07                11417                     11476                      12135                         11467
     6/07                11453                     11525                      12099                         11498
     7/07                11481                     11615                      12200                         11567
     8/07                11479                     11709                      12349                         11581
     9/07                11539                     11796                      12443                         11678
    10/07                11589                     11849                      12555                         11705
    11/07                11580                     12017                      12781                         11812
    12/07                11635                     12052                      12816                         11816
     1/08                11683                     12262                      13032                         11961
     2/08                11660                     12371                      13050                         11982
     3/08                11660                     12380                      13094                         11834
     4/08                11743                     12310                      13067                         11833
     5/08                11804                     12279                      12971                         11825
     6/08                11803                     12301                      12961                         11802
     7/08                11816                     12337                      12950                         11727

====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/08, including maximum             As of 6/30/08, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception                             2.63%  CLASS A SHARES
   5 Years                            2.59   Inception                             2.66%
   1 Year                             0.60      5 Years                            2.41
                                                1 Year                             0.84
CLASS C SHARES
Inception (8/30/02)                   2.86%  CLASS C SHARES
   5 Years                            2.87   Inception (8/30/02)                   2.88%
   1 Year                             2.93      5 Years                            2.66
                                                1 Year                             3.06
CLASS R SHARES
Inception                             2.93%  CLASS R SHARES
   5 Years                            2.95   Inception                             2.95%
   1 Year                             2.94      5 Years                            2.74
                                                1 Year                             3.17
==========================================   ==========================================

CLASS A SHARES' INCEPTION DATE IS APRIL      SHARES WAS 0.86%, 1.11% AND 1.11%,
30, 2004. RETURNS SINCE THAT DATE ARE        RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    OPERATING EXPENSE RATIO SET FORTH IN THE
BLENDED RETURNS OF HISTORICAL CLASS A        MOST RECENT FUND PROSPECTUS AS OF THE DATE
SHARE PERFORMANCE AND RESTATED CLASS C       OF THIS REPORT FOR CLASS A, CLASS C AND
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CLASS R SHARES WAS 0.98%, 1.73% AND 1.23%,
THE INCEPTION DATE OF CLASS A SHARES) AT     RESPECTIVELY. THE EXPENSE RATIOS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PRESENTED ABOVE MAY VARY FROM THE EXPENSE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   RATIOS PRESENTED IN OTHER SECTIONS OF THIS
C SHARES. CLASS C SHARES' INCEPTION DATE     REPORT THAT ARE BASED ON EXPENSES INCURRED
IS AUGUST 30, 2002.                          DURING THE PERIOD COVERED BY THIS REPORT.

   CLASS R SHARES' INCEPTION DATE IS APRIL      CLASS A SHARE PERFORMANCE REFLECTS THE
30, 2004. RETURNS SINCE THAT DATE ARE        MAXIMUM 2.50% SALES CHARGE. CLASS C
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    SHARES HAVE NO UPFRONT OR CONTINGENT
BLENDED RETURNS OF HISTORICAL CLASS R        DEFERRED SALES CHARGE; THEREFORE,
SHARE PERFORMANCE AND RESTATED CLASS C       PERFORMANCE SHOWN IS AT NET ASSET VALUE.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CLASS R SHARE RETURNS DO NOT INCLUDE A
THE INCEPTION DATE OF CLASS R SHARES) AT     0.75% CONTINGENT DEFERRED SALES CHARGE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     THAT MAY BE IMPOSED ON A TOTAL REDEMPTION
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   OF RETIREMENT PLAN ASSETS WITHIN THE FIRST
C SHARES. CLASS C SHARES' INCEPTION DATE     YEAR.
IS AUGUST 30, 2002.
                                                THE PERFORMANCE OF THE FUND'S SHARE
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASSES WILL DIFFER PRIMARILY DUE TO
PAST PERFORMANCE AND CANNOT GUARANTEE        DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT        HAD THE DISTRIBUTOR NOT WAIVED FEES ON
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CLASS C SHARES, THE PERFORMANCE WOULD HAVE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEEN LOWER.
IN NET ASSET VALUE AND THE EFFECT OF THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        (1) Total annual operating expenses less
STATED. INVESTMENT RETURN AND PRINCIPAL         any contractual fee waivers and/or
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE       expense reimbursements by the
A GAIN OR LOSS WHEN YOU SELL SHARES.            distributor in effect through at least
                                                June 30, 2009. See current prospectus
   THE NET ANNUAL FUND OPERATING EXPENSE        for more information.
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS C AND CLASS R


7   AIM SHORT TERM BOND FUND

AIM SHORT TERM BOND FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          o  Interest rate risk refers to the risk     o  The Fund is not managed to track the
                                                that bond prices generally fall as           performance of any particular index,
o  Class R shares are available only to         interest rates rise; conversely, bond        including the indexes defined here, and
   certain retirement plans. Please see         prices generally rise as interest rates      consequently, the performance of the
   the prospectus for more information.         fall.                                        Fund may deviate significantly from the
                                                                                             performance of the indexes.
PRINCIPAL RISKS OF INVESTING IN THE FUND     o  The prices of securities held by the
                                                Fund may decline in response to market    o  A direct investment cannot be made in
o  Credit risk is the risk of loss on an        risks.                                       an index. Unless otherwise indicated,
   investment due to the deterioration of                                                    index results include reinvested
   an issuer's financial health. Such a      o  There is no guarantee that the               dividends, and they do not reflect
   deterioration of financial health may        investment techniques and risk analyses      sales charges. Performance of an index
   result in a reduction of the credit          used by the Fund's portfolio managers        of funds reflects fund expenses;
   rating of the issuer's securities and        will produce the desired results.            performance of a market index does not.
   may lead to the issuer's inability to
   honor its contractual obligations,        o  The Fund may invest in obligations        OTHER INFORMATION
   including making timely payment of           issued by agencies and instrumentalities
   interest and principal.                      of the U.S. government that may vary in   o  The returns shown in management's
                                                the level of support they receive from       discussion of Fund performance are
o  Dollar-roll transactions involve the         the U.S. government. The U.S.                based on net asset values calculated
   risk that the market value of                government may choose not to provide         for shareholder transactions.
   securities to be purchased by the Fund       financial support to U.S.                    Generally accepted accounting
   may decline below the price at which         government-sponsored agencies or             principles require adjustments to be
   the Fund is obligated to repurchase the      instrumentalities if it is not legally       made to the net assets of the Fund at
   securities or that the other party may       obligated to do so. In this case, if         period end for financial reporting
   default on its obligation, such that         the issuer defaulted, the fund holding       purposes, and as such, the net asset
   the Fund is delayed or prevented from        securities of such issuer might not be       values for shareholder transactions and
   completing the transaction.                  able to recover its investment from the      the returns based on those net asset
                                                U.S. government.                             values may differ from the net asset
o  High-coupon, U.S. government agency                                                       values and returns reported in the
   mortgage-backed securities provide a      o  Reinvestment risk is the risk that a         Financial Highlights.
   higher coupon than current prevailing        bond's cash flows will be reinvested at
   market interest rates, and the Fund may      an interest rate below that on the        o  Industry classifications used in this
   purchase such securities at a premium.       original bond.                               report are generally according to the
   If these securities experience a faster                                                   Global Industry Classification
   principal prepayment rate than            ABOUT INDEXES USED IN THIS REPORT               Standard, which was developed by and is
   expected, both the market value and                                                       the exclusive property and a service
   income from such securities will          o  The LEHMAN BROTHERS U.S. AGGREGATE BOND      mark of MSCI Inc. and Standard &
   decrease.                                    INDEX covers U.S. investment-grade           Poor's.
                                                fixed-rate bonds with components for
o  The Fund may use enhanced investment         government and corporate securities,      o  The Chartered Financial Analyst
   techniques such as leveraging and            mortgage pass-throughs, and asset-           --REGISTERED TRADEMARK-- (CFA
   derivatives. Leveraging entails risks        backed securities.                           --REGISTERED TRADEMARK--) designation
   such as magnifying changes in the value                                                   is a globally recognized standard for
   of the portfolio's securities.            o  The LEHMAN BROTHERS 1-3 YEAR                 measuring the competence and integrity
   Derivatives are subject to counterparty      GOVERNMENT/CREDIT INDEX is a subset of the   of investment professionals.
   risk -- the risk that the other party        Lehman Brothers Government/Credit Bond
   will not complete the transaction with       Index that includes treasuries and
   the Fund, and there may be delays in         agencies, as well as publicly issued
   settlement procedures.                       U.S. corporate and foreign debentures
                                                and secured notes that meet specified
o  Foreign securities have additional           maturity, liquidity and quality
   risks, including exchange rate changes,      requirements.
   political and economic upheaval, the
   relative lack of information,             o  The LIPPER SHORT INVESTMENT GRADE DEBT
   relatively low market liquidity, and         FUNDS INDEX is an equally weighted
   the potential lack of strict financial       representation of the largest funds in
   and accounting controls and standards.       the Lipper Short Investment Grade Debt
                                                Funds category. These funds invest
                                                primarily in investment grade debt
                                                issues with dollar-weighted average
                                                maturities of less than three years.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS
=======================================================================================
                                                                                          Class A Shares                      STBAX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         Class C Shares                      STBCX
                                                                                          Class R Shares                      STBRX


8   AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS(a)

July 31, 2008





                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

BONDS & NOTES-62.68%

AEROSPACE & DEFENSE-0.48%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Pass
  Through Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13(b)(c)(d)(e)                               $   904,410    $    947,460
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.38%

Bank of New York Institutional Capital
  Trust-Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26(b)(f)                    4,650,000       4,741,791
================================================================================


AUTOMOBILE MANUFACTURERS-0.71%

Daimler Finance North America LLC,
  Sr. Unsec. Gtd. Medium-Term Notes, 4.45%,
  12/15/08(f)                                            200,000         199,842
--------------------------------------------------------------------------------
  Series E, Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes, 3.40%, 10/31/08(f)(g)             1,209,000       1,204,920
================================================================================
                                                                       1,404,762
================================================================================


BROADCASTING & CABLE TV-1.76%

Belo Corp., Sr. Unsec. Unsub. Global Notes, 8.00%,
  11/01/08(f)                                          1,000,000       1,007,460
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Deb., 7.25%, 09/01/08(f)                    250,000         250,655
--------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.15%, 05/01/12(f)           2,000,000       2,258,900
================================================================================
                                                                       3,517,015
================================================================================


COMPUTER & ELECTRONICS RETAIL-0.47%

Best Buy Co., Inc., Sr. Unsec. Unsub. Notes,
  6.75%, 07/15/13(b)(f)                                  920,000         931,776
================================================================================


COMPUTER HARDWARE-0.94%

NCR Corp.,, Sr. Unsec. Unsub. Global Notes, 7.13%,
  06/15/09(f)                                          1,850,000       1,876,548
================================================================================


CONSUMER FINANCE-2.62%

American Express Credit Corp.,
  Series C, Sr. Unsec. Floating Rate Medium-Term
  Notes, 3.86%, 05/27/10(f)(g)                         2,000,000       2,001,000
--------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes, 5.88%, 05/02/13(f)     1,130,000       1,111,502
--------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.88%, 03/16/09(b)(f)(g)                               800,000         765,983
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Floating Rate Medium-Term
  Notes, 2.33%, 09/15/08(f)(g)                         1,000,000         991,090
--------------------------------------------------------------------------------
  Series A, Sr. Unsec. Unsub. Medium-Term Notes,
  3.95%, 08/15/08(f)                                     350,000         349,731
================================================================================
                                                                       5,219,306
================================================================================


DEPARTMENT STORES-1.08%

Macys Retail Holdings Inc., Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09(f)                                   2,144,000       2,146,894
================================================================================


DIVERSIFIED BANKS-14.71%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48%(b)(f)(h)                                       1,275,000       1,243,890
--------------------------------------------------------------------------------
BankAmerica Institutional,
  Series A, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.07%, 12/31/26(b)(f)            6,000,000       6,138,900
--------------------------------------------------------------------------------
  Series B, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.70%, 12/31/26(b)(f)            2,996,000       2,958,460
--------------------------------------------------------------------------------
Corestates Capital Trust I, Jr. Unsec. Sub. Trust
  Pfd. Capital Securities, 8.00%, 12/15/26(b)(f)         359,000         340,063
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 8.23%,
  02/01/27(f)                                            650,000         562,926
--------------------------------------------------------------------------------
First Union Capital I,-Series A, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 7.94%,
  01/15/27(f)                                          6,160,000       5,798,285
--------------------------------------------------------------------------------
First Union Institutional Capital I, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities, 8.04%,
  12/01/26(f)                                            616,000         585,773
--------------------------------------------------------------------------------
First Union Institutional Capital II, Jr. Sub.
  Gtd. Trust Pfd. Capital Securities, 7.85%,
  01/01/27(f)                                          1,910,000       1,782,985
--------------------------------------------------------------------------------
HSBC America Capital Trust II,, Gtd. Trust Pfd.
  Capital Securities, 8.38%, 05/15/27(b)(f)            1,500,000       1,543,275
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier Euro
  Bonds, 8.38%(f)(h)                                     300,000         301,416
--------------------------------------------------------------------------------
National City Bank, Sr. Unsec. Floating Rate
  Notes, 2.88%, 02/02/09(f)(g)                         1,503,000       1,431,923
--------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes, 6.50%,
  08/11/08(f)                                            420,000         419,980
--------------------------------------------------------------------------------
Republic New York Capital I, Gtd. Trust Pfd.
  Capital Securities, 7.75%, 11/15/26(f)               2,110,000       2,006,272
--------------------------------------------------------------------------------
Sovereign Bancorp Inc.,, Sr. Unsec. Floating Rate
  Global Notes, 2.96%, 03/01/09(f)(g)                    600,000         575,358
--------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(f)                                     845,039         870,238
--------------------------------------------------------------------------------
Wachovia Capital Trust I,, Sub. Trust Pfd. Capital
  Securities, 7.64%, 01/15/27(b)(f)                    1,900,000       1,737,075
--------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.97%,
  06/01/27(b)(f)                                       1,080,000       1,018,894
================================================================================
                                                                      29,315,713
================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.38%

Erac USA Finance Co., Unsec. Gtd. Notes, 5.80%,
  10/15/12(b)(f)                                         820,000         763,994
================================================================================


DIVERSIFIED METALS & MINING-0.09%

Reynolds Metals Co., Sr. Unsec. Unsub. Medium-Term
  Notes, 7.00%, 05/15/09(f)                              167,000         170,719
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.39%

Entergy Gulf States Inc., Sec. Floating Rate First
  Mortgage Bonds, 3.43%, 12/08/08(b)(f)(g)           $   348,000    $    347,182
--------------------------------------------------------------------------------
PPL Capital Funding Inc.-Series A, Sr. Unsec. Gtd.
  Notes, 4.33%, 03/01/09(f)                              100,000          99,546
--------------------------------------------------------------------------------
Westar Energy, Inc., Sr. Sec. First Mortgage
  Notes, 7.13%, 08/01/09(f)                              325,000         334,051
================================================================================
                                                                         780,779
================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.23%

Waste Management Inc., Sr. Unsec. Unsub. Notes,
  6.50%, 11/15/08(f)                                     455,000         457,448
================================================================================


GAS UTILITIES-0.59%

Southern Union Co., Sr. Unsec. Notes, 6.09%,
  02/16/10(f)                                          1,170,000       1,179,337
================================================================================


GOLD-0.08%

Newmont Gold Co.-Series A1, Sec. Pass Through
  Ctfs., 8.91%, 01/05/09(f)                              156,205         159,223
================================================================================


HOMEBUILDING-0.83%

Centex Corp.,, Sr. Unsec. Notes, 4.88%,
  08/15/08(f)                                          1,110,000       1,110,178
--------------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 02/01/09(f)                                     551,000         552,377
================================================================================
                                                                       1,662,555
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.39%

AT&T Inc., Sr. Unsec. Global Notes, 4.95%,
  01/15/13(f)                                            560,000         560,683
--------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec. Gtd.
  Unsub. Deb., 7.20%, 10/15/26(f)                      1,738,000       1,727,294
--------------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Sr. Unsec.
  Gtd. Unsub. Global Notes, 4.00%, 11/15/08(f)         1,271,000       1,270,174
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr. Unsec. Global
  Bonds, 4.63%, 03/15/13(f)                              500,000         482,600
--------------------------------------------------------------------------------
Windstream Georgia Communications Corp., Sr.
  Unsec. Deb., 6.50%, 11/15/13(f)                        711,000         720,051
================================================================================
                                                                       4,760,802
================================================================================


INVESTMENT BANKING & BROKERAGE-2.61%

Bear Stearns Cos. Inc., (The),
  Series B, Floating Rate Medium-Term Notes,
  3.10%, 01/30/09(f)(g)                                1,000,000         998,350
--------------------------------------------------------------------------------
  3.19%, 07/19/10(f)(g)                                1,040,000       1,030,411
--------------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Notes, 4.80%,
  08/10/09(b)(f)                                         570,000         567,486
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Unsec. Unsub.
  Global Notes, 3.50%, 08/07/08(f)(i)                  1,000,000       1,000,010
--------------------------------------------------------------------------------
  Series I, Sr. Floating Rate Medium-Term Notes,
  2.51%, 11/24/08(f)(g)(i)                               230,000         227,436
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec.
  Medium-Term Global Notes, 5.45%, 02/05/13(f)         1,470,000       1,373,333
================================================================================
                                                                       5,197,026
================================================================================


LIFE & HEALTH INSURANCE-0.43%

Pacific Life Global Funding, Notes, 5.15%,
  04/15/13(b)(f)                                         615,000         611,433
--------------------------------------------------------------------------------
Torchmark Corp., Sr. Unsec. Bonds, 8.25%,
  08/15/09(f)                                            235,000         243,986
================================================================================
                                                                         855,419
================================================================================


MANAGED HEALTH CARE-0.42%

UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%,
  02/15/13(f)                                            880,000         845,020
================================================================================


MOVIES & ENTERTAINMENT-1.03%

Time Warner Cable Inc., Sr. Unsec. Gtd. Global
  Notes, 6.20%, 07/01/13(f)                            2,000,000       2,047,160
================================================================================


MULTI-LINE INSURANCE-2.52%

American General Finance Corp.-Series J, Sr.
  Unsec. Floating Rate Medium-Term Notes, 2.81%,
  01/09/09(f)(g)                                         850,000         835,941
--------------------------------------------------------------------------------
International Lease Finance Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.96%, 06/26/09(f)(g)                                  950,000         922,621
--------------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.38%, 03/15/09(f)          1,750,000       1,738,433
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Sr. Sec.
  Global Notes, 5.13%, 04/10/13(b)(f)                  1,540,000       1,523,260
================================================================================
                                                                       5,020,255
================================================================================


MULTI-SECTOR HOLDINGS-0.92%

Capmark Financial Group, Inc.,, Sr. Unsec. Gtd.
  Floating Rate Global Notes, 3.37%,
  05/10/10(f)(g)                                       2,610,000       1,841,355
================================================================================


MULTI-UTILITIES-0.23%

Public Service Co. of New Mexico, Sr. Unsec.
  Notes, 4.40%, 09/15/08(f)                              460,000         459,039
================================================================================


OFFICE ELECTRONICS-0.26%

Xerox Corp., Sr. Unsec. Notes, 5.65%, 05/15/13(f)        520,000         516,942
================================================================================


OIL & GAS DRILLING-0.14%

Transocean Inc. (Cayman Islands), Sr. Unsec.
  Unsub. Floating Rate Yankee Notes, 2.87%,
  09/05/08(f)(g)                                         285,000         284,806
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-6.51%

Allstate Life Global Funding Trusts, Medium-Term
  Global Notes, 5.38%, 04/30/13(f)                     1,490,000       1,493,904
--------------------------------------------------------------------------------
BankAmerica Capital II,-Series 2, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.00%,
  12/15/26(f)                                            350,000         352,419
--------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Sr.
  Unsec. Floating Rate Medium-Term Notes, 2.94%,
  03/02/09(f)(g)                                       1,115,000       1,109,024
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.75%,
  05/01/13(f)                                            640,000         619,155
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes, 4.69%,
  11/14/08(b)(f)                                       2,980,000       2,989,774
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

NB Capital Trust II,, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.83%, 12/15/26(f)        $ 1,585,000    $  1,498,966
--------------------------------------------------------------------------------
NB Capital Trust IV, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities, 8.25%, 04/15/27(f)          1,531,000       1,519,839
--------------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd. Sub. Trust
  Pfd. Capital Pass Through Securities, 8.00%,
  12/15/27(f)                                          1,440,000       1,214,885
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United Kingdom),
  Gtd. Sub. Euro Bonds, 8.00%(f)(h)                      800,000         750,000
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds, 9.69%, 08/15/09(f)      1,315,750       1,340,433
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass
  Through Ctfs., 3.46% (Acquired 12/07/04-
  12/01/06; Cost $519,149)(b)(d)(f)(g)(h)                520,000          52,650
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda), Floating
  Rate Pass Through Ctfs., 3.66% (Acquired
  11/10/06-06/12/07; Cost $729,087)(b)(d)(f)(g)(h)       730,000          30,113
================================================================================
                                                                      12,971,162
================================================================================


PAPER PACKAGING-0.25%

Packaging Corp. of America, Unsec. Unsub. Global
  Notes, 4.38%, 08/01/08(f)                              499,000         498,930
================================================================================


PROPERTY & CASUALTY INSURANCE-1.86%

CNA Financial Corp., Sr. Unsec. Unsub. Notes,
  6.60%, 12/15/08(f)                                   1,795,000       1,803,580
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%(b)(f)(h)              2,170,000       1,899,445
================================================================================
                                                                       3,703,025
================================================================================


REGIONAL BANKS-6.16%

Banponce Trust I-Series A, Jr. Gtd. Sub. Trust
  Pfd. Capital Securities, 8.33%, 02/01/27(f)            500,000         477,565
--------------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes, 4.23%, 03/01/34(f)(g)           1,500,000       1,398,675
--------------------------------------------------------------------------------
Popular North America Inc.,
  Series E, Sr. Unsec. Gtd. Unsub. Medium-Term
  Notes, 3.88%, 10/01/08(f)                            5,690,000       5,695,804
--------------------------------------------------------------------------------
  Series F, Sr. Unsec. Gtd. Medium-Term Notes,
  5.65%, 04/15/09(f)                                     217,000         213,274
--------------------------------------------------------------------------------
Silicon Valley Bank, Sr. Unsec. Unsub. Notes,
  5.70%, 06/01/12(f)                                   2,450,000       2,280,313
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12(f)                                   2,150,000       2,209,297
================================================================================
                                                                      12,274,928
================================================================================


SOFT DRINKS-0.51%

Dr. Pepper Snapple Group, Inc., Sr. Notes, 6.12%,
  05/01/13(b)(f)                                       1,000,000       1,009,310
================================================================================


SPECIALIZED FINANCE-0.40%

CIT Group Inc., Sr. Unsec. Unsub. Medium-Term
  Notes, 4.75%, 08/15/08(f)                              810,000         805,966
================================================================================


SPECIALIZED REIT'S-0.42%

HCP, Inc., Sr. Unsec. Floating Rate Medium-Term
  Notes, 3.23%, 09/15/08(f)(g)                           830,000         828,403
================================================================================


STEEL-0.46%

United States Steel Corp., Sr. Unsec. Unsub.
  Notes, 5.65%, 06/01/13(f)                              940,000         915,259
================================================================================


THRIFTS & MORTGAGE FINANCE-4.09%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate Medium-Term
  Notes, 2.93%, 01/05/09(f)(g)                         1,170,000       1,155,375
--------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12(f)                                     880,000         814,000
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series M, Sr. Unsec.
  Gtd. Unsub. Medium-Term Global Notes, 4.13%,
  09/15/09(f)                                            250,000         241,250
--------------------------------------------------------------------------------
Washington Mutual Bank, N.V., Sr. Unsec. Floating
  Rate Global Notes, 2.74%, 08/25/08(f)(g)             6,050,000       5,942,613
================================================================================
                                                                       8,153,238
================================================================================


TOBACCO-0.45%

Philip Morris International Inc., Sr. Unsec.
  Unsub. Global Notes, 4.88%, 05/16/13(f)                920,000         904,010
================================================================================


TRUCKING-1.20%

Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
  12/01/08(f)                                          2,400,000       2,390,232
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.68%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(f)                            2,590,000       2,557,262
--------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sec. Gtd. Unsub. Second
  Priority Global Notes, 10.00%, 06/15/12(f)             775,000         786,974
================================================================================
                                                                       3,344,236
================================================================================
     Total Bonds & Notes (Cost $130,015,043)                         124,901,843
================================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-18.61%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.18%

Pass Through Ctfs.,
  8.00%, 11/20/12(f)                                     270,270         283,074
--------------------------------------------------------------------------------
  9.00%, 05/01/15(f)                                     247,902         277,396
--------------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(f)                         639,114         672,703
--------------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(f)                       1,893,167       2,007,915
--------------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(f)                       3,046,184       3,073,090
--------------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(f)                       1,486,413       1,625,369
--------------------------------------------------------------------------------
  6.50%, 12/01/35(f)                                     375,827         386,965
================================================================================
                                                                       8,326,512
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM SHORT TERM BOND FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-9.48%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31(f)                     $ 1,337,619    $  1,435,297
--------------------------------------------------------------------------------
  7.00%, 04/01/15 to 08/01/36(f)                      10,552,685      11,137,407
--------------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(f)                         605,909         674,420
--------------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(f)                       3,012,785       3,128,210
--------------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(f)                       2,011,607       2,174,649
--------------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(f)                         289,162         318,915
--------------------------------------------------------------------------------
  10.00%, 05/01/26(f)                                     24,612          26,602
================================================================================
                                                                      18,895,500
================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-4.95%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(f)                       4,488,983       4,658,785
--------------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(f)                       1,532,866       1,635,489
--------------------------------------------------------------------------------
  7.00%, 12/15/17(f)(j)                                  593,784         618,782
--------------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(f)                         964,086         988,128
--------------------------------------------------------------------------------
  7.75%, 11/15/19 to 02/15/21(f)                         373,528         404,103
--------------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(f)                       1,039,565       1,121,878
--------------------------------------------------------------------------------
  8.50%, 07/20/27(f)                                     187,383         205,283
--------------------------------------------------------------------------------
  8.00%, 10/15/30(f)                                     204,123         226,398
================================================================================
                                                                       9,858,846
================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $35,196,387)                           37,080,858
================================================================================


                                                        SHARES

PREFERRED STOCKS-7.68%

OFFICE SERVICES & SUPPLIES-1.65%

Pitney Bowes International Holdings Inc., Series
  D, 4.85% Pfd.(f)                                            34       3,291,398
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-5.65%

Auction Pass Through Trust,
  Series 2007-T2, Class A,, 7.78% Pfd., (Acquired
  12/14/07-01/29/08; Cost $5,786,953)(b)(d)(g)                77       5,775,038
--------------------------------------------------------------------------------
  Series 2007-T3, Class A, 7.60% Floating Rate
  Pfd., (Acquired 10/22/07-01/29/08; Cost
  $5,780,937)(b)(d)(g)                                        77       5,497,223
================================================================================
                                                                      11,272,261
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.38%

Telephone & Data Systems, Inc.-Series A, 7.60%
  Pfd.                                                    39,000         751,140
================================================================================
     Total Preferred Stocks (Cost $15,845,178)                        15,314,799
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

COMMERCIAL PAPER-3.26%

PUBLISHING-3.26%

Gannett Co., Inc., Commercial Paper, 3.28%,
  08/08/08 (Cost $6,495,854)(b)(k)                   $ 6,500,000       6,495,854
================================================================================



ASSET-BACKED SECURITIES-2.72%

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.65%

Pacific Coast CDO Ltd.-Series 1A, Class A,
  Floating Rate Bonds, 3.23%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost $833,342)(b)(c)(d)(g)          841,406         319,734
--------------------------------------------------------------------------------
Wirefree Partners III CDO-Series 2005-1A, Notes,
  6.00%, 11/17/19(b)(f)                                1,382,969         972,711
================================================================================
                                                                       1,292,445
================================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS-1.54%

Morgan Stanley Capital I-Series 2008-T29, Class
  A1, Pass Through Ctfs., 6.23%, 01/11/43
  (Acquired 02/13/08; Cost $1,052.182)(d)(f)           1,060,242       1,063,137
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-Series 2007-
  4A, Floating Rate Notes, 2.56%, 04/25/12
  (Acquired 05/11/07; Cost $301,529)(b)(d)(g)            301,529         195,994
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
  Trust-Series 2006-16, Class A12, Pass Through
  Ctfs., 5.00%, 11/25/36(f)( )                         1,830,473       1,810,435
================================================================================
                                                                       3,069,566
================================================================================


HOME EQUITY LOAN-0.53%

Countrywide Asset-Backed Certificates,-Series
  2007-4, Class A1B, Pass Through Ctfs., 5.81%,
  09/25/37(f)                                          1,073,955       1,053,608
================================================================================
     Total Asset-Backed Securities (Cost
       $6,435,881)                                                     5,415,619
================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.86%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.60%

Sr. Unsec. Floating Rate Global Notes, 5.08%,
  02/17/09(f)(g)                                       1,200,000       1,201,500
================================================================================


STUDENT LOAN MARKETING ASSOCIATION-0.26%

Sr. Unsec. Unsub. Floating Rate Medium-Term Notes,
  2.33%, 12/15/08(f)(g)                                  530,000         515,865
================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $1,727,238)                                    1,717,365
================================================================================



U.S. TREASURY NOTES-0.58%

  3.25%, 01/15/09(f)(l) (Cost $1,159,246)              1,150,000       1,157,636
================================================================================



CERTIFICATES OF DEPOSIT-0.20%

DIVERSIFIED BANKS-0.20%

Comerica Bank, Sr. Unsec. Floating Rate, 2.50%,
  01/09/09(f)(g)                                         200,000         199,388
--------------------------------------------------------------------------------
Compass Bank, 2.80%, 08/19/09(f)                         204,545         201,426
================================================================================
     Total Certificates of Deposit (Cost $398,653)                       400,814
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM SHORT TERM BOND FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-0.60%

Liquid Assets Portfolio-Institutional Class(m)           601,793    $    601,793
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)                 601,793         601,793
================================================================================
     Total Money Market Funds (Cost $1,203,586)                        1,203,586
================================================================================
TOTAL INVESTMENTS-97.19% (Cost $198,477,066)                         193,688,374
================================================================================
OTHER ASSETS LESS LIABILITIES-2.81%                                    5,596,895
================================================================================
NET ASSETS-100.00%                                                  $199,285,269
________________________________________________________________________________
================================================================================



Investment Abbreviations:

CDO     - Collateralized Debt Obligation
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $51,418,768, which represented 25.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $1,267,194, which represented 0.64% of the Fund's Net Assets. See Note 1A.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2008 was $13,881,349, which represented 6.97% of the Fund's Net Assets.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $172,502,345, which represented 86.56% of the Fund's Net Assets. See Note 1A.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2008.
(h)   Perpetual bond with no specified maturity date.
(i) On September 15, 2008, subsequent to the date of this report, the issuer filed for bankruptcy.
(j) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 7.
(k) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l) All or a portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1L and Note 8.
(m) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $197,273,480)                           $192,484,788
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $1,203,586)                    1,203,586
======================================================
     Total investments (Cost
       $198,477,066)                       193,688,374
======================================================
Receivables for:
  Investments sold                           4,494,502
------------------------------------------------------
  Variation margin                              55,404
------------------------------------------------------
  Fund shares sold                           1,007,744
------------------------------------------------------
  Dividends and Interest                     1,873,351
------------------------------------------------------
  Due from distributor                          31,789
------------------------------------------------------
  Principal paydowns                             3,004
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             17,645
------------------------------------------------------
Other assets                                    29,870
======================================================
     Total assets                          201,201,683
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       435,340
------------------------------------------------------
  Dividends                                    113,209
------------------------------------------------------
  Accrued fees to affiliates                    96,996
------------------------------------------------------
  Accrued other operating expenses              82,771
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              36,276
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                   961,142
------------------------------------------------------
Premiums received on swap agreements           190,680
======================================================
     Total liabilities                       1,916,414
======================================================
Net assets applicable to shares
  outstanding                             $199,285,269
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $213,036,227
------------------------------------------------------
Undistributed net investment income          1,195,819
------------------------------------------------------
Undistributed net realized gain (loss)      (9,161,747)
------------------------------------------------------
Unrealized appreciation (depreciation)      (5,785,030)
======================================================
                                          $199,285,269
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 45,673,551
______________________________________________________
======================================================
Class C                                   $ 75,403,670
______________________________________________________
======================================================
Class R                                   $  1,310,314
______________________________________________________
======================================================
Institutional Class                       $ 76,897,734
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      4,815,399
______________________________________________________
======================================================
Class C                                      7,951,642
______________________________________________________
======================================================
Class R                                        137,951
______________________________________________________
======================================================
Institutional Class                          8,102,394
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       9.48
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $9.48 divided
       by 97.50%)                         $       9.72
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       9.48
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $       9.50
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       9.49
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008




INVESTMENT INCOME:

Interest                                                                            $11,678,879
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $14,004)                                                                           103,006
-----------------------------------------------------------------------------------------------
Dividends                                                                               889,736
===============================================================================================
     Total investment income                                                         12,671,621
===============================================================================================


EXPENSES:

Advisory fees                                                                           752,978
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             50,000
-----------------------------------------------------------------------------------------------
Custodian fees                                                                           24,599
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                92,996
-----------------------------------------------------------------------------------------------
  Class C                                                                               782,262
-----------------------------------------------------------------------------------------------
  Class R                                                                                 6,349
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                                       171,598
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      3,275
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                20,682
-----------------------------------------------------------------------------------------------
Other                                                                                   172,555
===============================================================================================
     Total expenses                                                                   2,077,294
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (504,691)
===============================================================================================
     Net expenses                                                                     1,572,603
===============================================================================================
Net investment income                                                                11,099,018
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                (160,149)
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                     137,690
-----------------------------------------------------------------------------------------------
  Swap agreements                                                                     1,135,629
===============================================================================================
                                                                                      1,113,170
===============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (5,256,354)
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                      (1,215)
-----------------------------------------------------------------------------------------------
  Swap agreements                                                                      (961,973)
===============================================================================================
                                                                                     (6,219,542)
===============================================================================================
Net realized and unrealized gain (loss)                                              (5,106,372)
===============================================================================================
Net increase in net assets resulting from operations                                $ 5,992,646
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $ 11,099,018      8,900,047
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                      1,113,170     (1,051,872)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         (6,219,542)       393,403
========================================================================================================
     Net increase in net assets resulting from operations                       5,992,646      8,241,578
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (2,214,931)    (1,624,232)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      (4,456,938)    (4,774,031)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         (74,075)       (26,991)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (4,487,410)    (2,674,088)
========================================================================================================
     Total distributions from net investment income                           (11,233,354)    (9,099,342)
========================================================================================================
Share transactions-net:
  Class A                                                                      18,057,167     (4,081,088)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      (6,281,631)   (25,336,101)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         728,061        147,739
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          11,402,412     15,822,093
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            23,906,009    (13,447,357)
========================================================================================================
     Net increase (decrease) in net assets                                     18,665,301    (14,305,121)
========================================================================================================


NET ASSETS:

  Beginning of year                                                           180,619,968    194,925,089
========================================================================================================
  End of year (including undistributed net investment income of $1,195,819
     and $76,016, respectively)                                              $199,285,269    180,619,968
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income consistent with the preservation of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


17        AIM SHORT TERM BOND FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.


18        AIM SHORT TERM BOND FUND

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


19        AIM SHORT TERM BOND FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of 0.40% of the Fund's average daily net assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after 12b-1 fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the limits stated above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $2,983 and reimbursed class level expenses of $89,669 for Class A, Class C and Class R shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $5,075.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2009. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class C shares were $391,131

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $10,839 in front-end sales commissions from the sale of Class A shares and $10,568 and $1,998 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS


  The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2008, the Fund engaged in securities purchases of $5,287,608.


20        AIM SHORT TERM BOND FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENTS


  The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $15,833.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS


  "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $3,509 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES


  The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                      NUMBER OF           MONTH/              VALUE         APPRECIATION
CONTRACT                                              CONTRACTS         COMMITMENT           07/31/08      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                19         September-08/Long     $ 4,028,000        $  7,828
=========================================================================================================================
U.S. Treasury 10 Year Notes                               11        September-08/Short      (1,263,109)       $    319
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                  28        September-08/Short      (3,234,000)        (43,344)
=========================================================================================================================
                                                                                           $(4,497,109)       $(43,025)
=========================================================================================================================
  Total Futures Contracts                                                                  $  (469,109)       $(35,197)
_________________________________________________________________________________________________________________________
=========================================================================================================================





21        AIM SHORT TERM BOND FUND

NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS


                                      OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   NOTIONAL      UNREALIZED
                                                       BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                    REFERENCE ENTITY      PROTECTION      FIXED RATE        DATE         (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       CDX North America          Sell            0.75%(a)     06/20/12      $ 5,500       $(293,058)
  Financing Inc.*             Investment Grade
                              High Volatility
                              Index
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       MBIA Inc.                  Sell            1.90%        09/20/08        4,000         (98,242)
  Financing Inc.*
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            2.75%        09/20/08          525         (37,792)
  Financing Inc.*             LLC
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special       Residential Capital,       Sell            6.80%        09/20/08          900         (59,620)
  Financing Inc.*             LLC
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            2.30%        12/20/08        2,065        (134,120)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   AMBAC Financial            Sell            6.75%        12/20/08        1,025         (49,364)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Assured Guaranty           Sell            5.00%        03/20/09        1,210         (57,195)
                              Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group Inc.             Sell            2.40%        09/20/08          945          (8,967)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   CIT Group Inc.             Sell            2.50%        09/20/08          420          (3,924)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Lehman Brothers            Sell            0.90%        09/20/08        1,785         (14,971)
                              Holdings, Inc.*
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International   Morgan Stanley             Sell            2.30%        12/20/08        2,580         (13,446)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell            5.10%        12/20/08        1,025         (55,745)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        AMBAC Financial            Sell           11.00%        12/20/08        1,810         (58,148)
                              Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        MBIA Inc.                  Sell            7.10%        12/20/08        1,890         (84,457)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                        Pulte Homes, Inc.          Sell            4.20%        12/20/08        2,045           7,907
=============================================================================================================================
  Total Credit Default Swap Agreements                                                              $27,725       $(961,142)
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Unamortized premium at period-end of $190,680.
* On September 15, 2008, subsequent to the date of this report, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------
Distributions paid from Ordinary Income                                      $11,233,354     $9,099,342
_______________________________________________________________________________________________________
=======================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $  1,231,478
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)-investments                                (4,814,033)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)-other investments                            (961,142)
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (35,659)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                             (9,047,097)
------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                      (124,505)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        213,036,227
================================================================================================
Total net assets                                                                    $199,285,269
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


22        AIM SHORT TERM BOND FUND

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                       $   20,291
-----------------------------------------------------------------------------------------------
July 31, 2012                                                                        1,787,880
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                        1,424,485
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                        3,488,405
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                        1,556,368
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                          769,668
===============================================================================================
Total capital loss carryforward                                                     $9,047,097
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $150,818,543 and $134,545,605, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 2,332,560
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (7,146,593)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(4,814,033)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $198,502,407.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise taxes, partnership investments and net operating losses, on July 31, 2008, undistributed net investment income was increased by $1,254,139, undistributed net realized gain (loss) was decreased by $1,239,454 and shares of beneficial interest decreased by $14,685. This reclassification had no effect on the net assets of the Fund.


23        AIM SHORT TERM BOND FUND

NOTE 12--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                                                       JULY 31,
                                                             -----------------------------------------------------------
                                                                       2008(a)                           2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,479,355     $ 43,060,989      2,105,415     $ 20,649,964
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     2,333,766       22,420,687      2,216,799       21,748,420
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       243,784        2,361,993         36,664          360,364
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,787,697       17,176,660      3,221,656       31,612,145
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       186,275        1,788,947        120,198        1,179,181
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       390,297        3,751,747        402,926        3,952,133
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         7,492           72,114          2,739           26,905
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           466,626        4,487,154        272,524        2,673,513
========================================================================================================================
Reacquired:
  Class A                                                    (2,789,552)     (26,792,769)    (2,636,888)     (25,910,233)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (3,374,819)     (32,454,065)    (5,203,156)     (51,036,654)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (176,904)      (1,706,046)       (24,388)        (239,530)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (1,066,032)     (10,261,402)    (1,880,525)     (18,463,565)
========================================================================================================================
                                                              2,487,985     $ 23,906,009     (1,366,036)    $(13,447,357)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 10% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.
      In addition, 37% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.

NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


24        AIM SHORT TERM BOND FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                         INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS
                                   ------------------------------
                                               NET GAINS (LOSSES)
                        NET ASSET                 ON SECURITIES                 DIVIDENDS
                          VALUE,       NET            (BOTH        TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                        BEGINNING  INVESTMENT     REALIZED AND     INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                        OF PERIOD    INCOME        UNREALIZED)     OPERATIONS    INCOME     OF PERIOD  RETURN(A)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08       $ 9.75      $0.56(c)       $(0.26)          $0.30      $(0.57)     $ 9.48       3.18%      $ 45,674
Year ended 07/31/07         9.80       0.51           (0.04)           0.47       (0.52)       9.75       4.84         28,663
Year ended 07/31/06         9.93       0.40           (0.12)           0.28       (0.41)       9.80       2.92         32,851
Year ended 07/31/05        10.01       0.25(c)        (0.04)           0.21       (0.29)       9.93       2.14         29,250
Year ended 07/31/04(e)     10.03       0.05(c)        (0.00)           0.05       (0.07)      10.01       0.46          6,971

CLASS C
Year ended 07/31/08         9.75       0.54(c)        (0.26)           0.28       (0.55)       9.48       2.93         75,404
Year ended 07/31/07         9.80       0.48           (0.04)           0.44       (0.49)       9.75       4.59         83,869
Year ended 07/31/06         9.93       0.38           (0.13)           0.25       (0.38)       9.80       2.61        109,622
Year ended 07/31/05        10.01       0.22(c)        (0.04)           0.18       (0.26)       9.93       1.79        203,806
Year ended 07/31/04        10.02       0.16(c)         0.08            0.24       (0.25)      10.01       2.44        318,282

CLASS R
Year ended 07/31/08         9.77       0.54(c)        (0.26)           0.28       (0.55)       9.50       2.94          1,310
Year ended 07/31/07         9.82       0.48           (0.04)           0.44       (0.49)       9.77       4.59            621
Year ended 07/31/06         9.94       0.37           (0.10)           0.27       (0.39)       9.82       2.77            477
Year ended 07/31/05        10.02       0.23(c)        (0.04)           0.19       (0.27)       9.94       1.88            158
Year ended 07/31/04(e)     10.03       0.04(c)         0.01            0.05       (0.06)      10.02       0.49             11

INSTITUTIONAL CLASS
Year ended 07/31/08         9.76       0.60(c)        (0.27)           0.33       (0.60)       9.49       3.51         76,898
Year ended 07/31/07         9.81       0.53           (0.04)           0.49       (0.54)       9.76       5.13         67,467
Year ended 07/31/06         9.93       0.42           (0.10)           0.32       (0.44)       9.81       3.31         51,975
Year ended 07/31/05        10.01       0.28(c)        (0.04)           0.24       (0.32)       9.93       2.42         33,301
Year ended 07/31/04(e)     10.03       0.05(c)        (0.00)           0.05       (0.07)      10.01       0.52          6,773
________________________________________________________________________________________________________________________________
================================================================================================================================

                                            RATIO OF
                                            EXPENSES
                            RATIO OF       TO AVERAGE
                            EXPENSES       NET ASSETS
                           TO AVERAGE       WITHOUT    RATIO OF NET
                           NET ASSETS     FEE WAIVERS   INVESTMENT
                        WITH FEE WAIVERS     AND/OR       INCOME
                         AND/OR EXPENSES    EXPENSES    TO AVERAGE    PORTFOLIO
                            ABSORBED        ABSORBED    NET ASSETS   TURNOVER(B)
--------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08           0.86%(d)        0.94%(d)     5.87%(d)       73%
Year ended 07/31/07           0.86            0.98         5.14          101
Year ended 07/31/06           0.86            0.98         4.04           82
Year ended 07/31/05           0.86            1.00         2.53          103
Year ended 07/31/04(e)        0.85(f)         0.96(f)      1.92(f)       126

CLASS C
Year ended 07/31/08           1.11(d)         1.69(d)      5.62(d)        73
Year ended 07/31/07           1.11            1.73         4.89          101
Year ended 07/31/06           1.17            1.73         3.73           82
Year ended 07/31/05           1.21            1.66         2.18          103
Year ended 07/31/04           1.20            1.61         1.57          126

CLASS R
Year ended 07/31/08           1.11(d)         1.19(d)      5.62(d)        73
Year ended 07/31/07           1.11            1.23         4.89          101
Year ended 07/31/06           1.11            1.23         3.79           82
Year ended 07/31/05           1.11            1.16         2.28          103
Year ended 07/31/04(e)        1.10(f)         1.11(f)      1.67(f)       126

INSTITUTIONAL CLASS
Year ended 07/31/08           0.55(d)         0.55(d)      6.18(d)        73
Year ended 07/31/07           0.58            0.58         5.42          101
Year ended 07/31/06           0.58            0.58         4.32           82
Year ended 07/31/05           0.57            0.58         2.82          103
Year ended 07/31/04(e)        0.60(f)         0.61(f)      2.71(f)       126
________________________________________________________________________________
================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $37,198, $78,226, $1,270, and $71,550 for Class A, Class C, Class R, and Institutional Class shares, respectively.
(e)  Class A, Class R and Institutional Class shares commenced on April 30, 2004
(f)  Annualized.



25        AIM SHORT TERM BOND FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



26        AIM SHORT TERM BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Short Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Short Term Bond Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




27        AIM SHORT TERM BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,012.80       $4.30       $1,020.59       $4.32        0.86%
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,011.50        5.55        1,019.34        5.57        1.11
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,012.60        5.55        1,019.34        5.57        1.11
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


28        AIM SHORT TERM BOND FUND

Supplement to Annual Report dated 7/31/08

AIM SHORT TERM BOND FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The total annual Fund operating expense
                                             For periods ended 7/31/08                    ratio set forth in the most recent Fund
The following information has been                                                        prospectus as of the date of this
prepared to provide Institutional Class      Inception                            3.30%   supplement for Institutional Class shares
shareholders with a performance overview      5 Years                             3.39    was 0.58%. The expense ratios presented
specific to their holdings. Institutional     1 Year                              3.51    above may vary from the expense ratios
Class shares are offered exclusively to      ==========================================   presented in other sections of the actual
institutional investors, including defined                                                report that are based on expenses incurred
contribution plans that meet certain         ==========================================   during the period covered by the report.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08, most recent          Please note that past performance is
                                             calendar quarter-end                         not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             Inception                            3.32%   those shown. All returns assume
                                              5 Years                             3.17    reinvestment of distributions at NAV.
                                              1 Year                              3.74    Investment return and principal value will
                                             ==========================================   fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Institutional Class shares' inception date   original cost. See full report for
                                             is April 30, 2004. Returns since that date   information on comparative benchmarks.
                                             are historical returns. All other returns    Please consult your Fund prospectus for
                                             are blended returns of historical            more information. For the most current
                                             Institutional Class share performance and    month-end performance, please call 800 451
                                             restated Class C share performance (for      4246 or visit invescoaim.com.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class C shares. Class C
                                             shares' inception date is August 30, 2002.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

==========================================
NASDAQ SYMBOL                        ISTBX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   STB-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,014.40       $2.75       $1,022.13       $2.77        0.55%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM SHORT TERM BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    controlling. Each Trustee may have
Investment Securities Funds is required      renewal process, the Trustees receive        evaluated the information provided
under the Investment Company Act of 1940     comparative performance and fee data         differently from one another and
to approve annually the renewal of the AIM   regarding the AIM Funds prepared by an       attributed different weight to the various
Short Term Bond Fund (the Fund) investment   independent company, Lipper, Inc.            factors. The Trustees recognized that the
advisory agreement with Invesco Aim          (Lipper), under the direction and            advisory arrangements and resulting
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        advisory fees for the Fund and the other
contract renewal meetings held on June       Officer who also prepares a separate         AIM Funds are the result of years of
18-19,2008, the Board as a whole and the     analysis of this information for the         review and negotiation between the
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      Trustees and Invesco Aim, that the
voting separately, approved the              recommendations to the Investments           Trustees may focus to a greater extent on
continuance of the Fund's investment         Committee regarding the performance, fees    certain aspects of these arrangements in
advisory agreement for another year,         and expenses of their assigned funds. The    some years than in others, and that the
effective July 1, 2008. In doing so, the     Investments Committee considers each         Trustees' deliberations and conclusions in
Board determined that the Fund's             Sub-Committee's recommendations and makes    a particular year may be based in part on
investment advisory agreement is in the      its own recommendations regarding the        their deliberations and conclusions of
best interests of the Fund and its           performance, fees and expenses of the AIM    these same arrangements throughout the
shareholders and that the compensation to    Funds to the full Board. The Investments     year and in prior years.
Invesco Aim under the Fund's investment      Committee also considers each
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   whether to approve the continuance of each
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     The discussion below serves as a summary
investment advisory agreement with           and sub-advisory agreements for another      of the Senior Officer's independent
independent legal counsel from whom they     year.                                        written evaluation with respect to the
received independent legal advice, and the                                                Fund's investment advisory agreement as
independent Trustees also received              The independent Trustees are assisted     well as a discussion of the material
assistance during their deliberations from   in their annual evaluation of the Fund's     factors and related conclusions that
the independent Senior Officer, a            investment advisory agreement by the         formed the basis for the Board's approval
full-time officer of the AIM Funds who       independent Senior Officer. One              of the Fund's investment advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreement and sub-advisory agreements.
Trustees.                                    manage the process by which the AIM Funds'   Unless otherwise stated, information set
                                             proposed management fees are negotiated      forth below is as of June 19, 2008 and
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   does not reflect any changes that may have
                                             to ensure that they are negotiated in a      occurred since that date, including but
The Board's Investments Committee has        manner that is at arms' length and           not limited to changes to the Fund's
established three Sub-Committees that are    reasonable. Accordingly, the Senior          performance, advisory fees, expense
responsible for overseeing the management    Officer must either supervise a              limitations and/or fee waivers.
of a number of the series portfolios of      competitive bidding process or prepare an
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior   I. Investment Advisory Agreement
structure permits the Trustees to focus on   Officer has recommended that an
the performance of the AIM Funds that have   independent written evaluation be provided      A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    and, at the direction of the Board, has            Services Provided by Invesco Aim
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was                   accordance with the terms of the Fund's
                                                                                          investment advisory

                                                                                                                          continued


29   AIM SHORT TERM BOND FUND

agreement. In addition, based on their       Invesco Aim provides to the AIM Funds. The      D. Economies of Scale and Breakpoints
ongoing meetings throughout the year with    Board concluded that Invesco Aim continues
the Fund's portfolio manager or managers,    to be responsive to the Board's focus on     The Board considered the extent to which
the Board concluded that these individuals   fund performance. However, due to the        there are economies of scale in Invesco
are competent and able to continue to        Fund's underperformance, the Board also      Aim's provision of advisory services to
carry out their responsibilities under the   concluded that it would be appropriate for   the Fund. The Board also considered
Fund's investment advisory agreement.        the Board to continue to monitor more        whether the Fund benefits from such
                                             closely the performance of the Fund.         economies of scale through contractual
   In determining whether to continue the    Although the independent written             breakpoints in the Fund's advisory fee
Fund's investment advisory agreement, the    evaluation of the Fund's Senior Officer      schedule or through advisory fee waivers
Board considered the prior relationship      only considered Fund performance through     or expense limitations. The Board noted
between Invesco Aim and the Fund, as well    the most recent calendar year, the Board     that the Fund's contractual advisory fee
as the Board's knowledge of Invesco Aim's    also reviewed more recent Fund performance   schedule does not include any breakpoints.
operations, and concluded that it was        and this review did not change their         The Board considered whether it would be
beneficial to maintain the current           conclusions.                                 appropriate to add advisory fee
relationship, in part, because of such                                                    breakpoints for the Fund or whether, due
knowledge. The Board also considered the        C. Advisory Fees and Fee Waivers          to the nature of the Fund and the advisory
steps that Invesco Aim and its affiliates                                                 fee structures of comparable funds, it was
have taken over the last several years to    The Board compared the Fund's contractual    reasonable to structure the advisory fee
improve the quality and efficiency of the    advisory fee rate to the contractual         without breakpoints. Based on this review,
services they provide to the AIM Funds in    advisory fee rates of funds in the Fund's    the Board concluded that it was not
the areas of investment performance,         Lipper expense group that are not managed    necessary to add breakpoints to the Fund's
product line diversification,                by Invesco Aim, at a common asset level      advisory fee schedule. Based on this
distribution, fund operations, shareholder   and as of the end of the past calendar       information, the Board concluded that,
services and compliance. The Board           year. The Board noted that the Fund's        absent breakpoints, the Fund's contractual
concluded that the quality and efficiency    contractual advisory fee rate was at the     advisory fees remain constant and do not
of the services Invesco Aim and its          median contractual advisory fee rate of      reflect economies of scale. The Board also
affiliates provide to the AIM Funds in       funds in its expense group. The Board also   noted that the Fund shares directly in
each of these areas have generally           reviewed the methodology used by Lipper in   economies of scale through lower fees
improved, and support the Board's approval   determining contractual fee rates.           charged by third party service providers
of the continuance of the Fund's                                                          based on the combined size of all of the
investment advisory agreement.                  The Board also compared the Fund's        AIM Funds and affiliates.
                                             effective fee rate (the advisory fee after
   B. Fund Performance                       any advisory fee waivers and before any         E. Profitability and Financial
                                             expense limitations/waivers) to the                Resources of Invesco Aim
The Board compared the Fund's performance    advisory fee rates of other clients of
during the past one and three calendar       Invesco Aim and its affiliates with          The Board reviewed information from
years to the performance of funds in the     investment strategies comparable to those    Invesco Aim concerning the costs of the
Fund's performance group that are not        of the Fund, including one mutual fund       advisory and other services that Invesco
managed by Invesco Aim, and against the      advised by Invesco Aim. The Board noted      Aim and its affiliates provide to the Fund
performance of all funds in the Lipper       that the Fund's rate was below the rate      and the profitability of Invesco Aim and
Short Investment Grade Debt Funds Index.     for the other mutual fund.                   its affiliates in providing these
The Board also reviewed the criteria used                                                 services. The Board also reviewed
by Invesco Aim to identify the funds in         The Board noted that Invesco Aim has      information concerning the financial
the Fund's performance group for inclusion   contractually agreed to waive fees and/or    condition of Invesco Aim and its
in the Lipper reports. The Board noted       limit expenses of the Fund through at        affiliates. The Board also reviewed with
that the Fund's performance was in the       least June 30,2009 in an amount necessary    Invesco Aim the methodology used to
fourth quintile of its performance group     to limit total annual operating expenses     prepare the profitability information. The
for the one year period, and the third       to a specified percentage of average daily   Board considered the overall profitability
quintile for the three and five year         net assets for each class of the Fund. The   of Invesco Aim, as well as the
periods (the first quintile being the best   Board considered the contractual nature of   profitability of Invesco Aim in connection
performing funds and the fifth quintile      this fee waiver and noted that it remains    with managing the Fund. The Board noted
being the worst performing funds). The       in effect until at least June 30,2009. The   that Invesco Aim continues to operate at a
Board noted that the Fund's performance      Board also considered the effect this        net profit, although increased expenses in
was below the performance of the Index for   expense limitation would have on the         recent years have reduced the
the one, three and five year periods. The    Fund's estimated total expenses.             profitability of Invesco Aim and its
Board noted that Invesco Aim acknowledges                                                 affiliates. The Board concluded that the
the Fund's underperformance because of          After taking account of the Fund's        Fund's fees were fair and reasonable, and
shorter term performance results and         contractual advisory fee rate, as well as    that the level of profits realized by
continues to monitor the Fund. The Board     the comparative advisory fee information     Invesco Aim and its affiliates from
also considered the steps Invesco Aim has    and the expense limitation discussed         providing services to the Fund was not
taken over the last several years to         above, the Board concluded that the Fund's   excessive in light of the nature, quality
improve the quality and efficiency of the    advisory fees were fair and reasonable.      and extent of the services provided. The
services that                                                                             Board considered whether Invesco Aim is
                                                                                          financially sound and has the resources
                                                                                          necessary to perform its obligations

                                                                                                                           continued


30   AIM SHORT TERM BOND FUND

under the Fund's investment advisory         Aim in making investment decisions for the   world, have been formed in part for the
agreement, and concluded that Invesco Aim    Fund and may therefore benefit Fund          purpose of researching and compiling
has the financial resources necessary to     shareholders. The Board concluded that       information and making recommendations on
fulfill these obligations.                   Invesco Aim's soft dollar arrangements       the markets and economies of various
                                             were appropriate. The Board also concluded   countries and securities of companies
   F. Independent Written Evaluation of      that, based on their review and              located in such countries or on various
      the Fund's Senior Officer              representations made by Invesco Aim, these   types of investments and investment
                                             arrangements were consistent with            techniques, and providing investment
   The Board noted that, at their            regulatory requirements.                     advisory services. The Board concluded
direction, the Senior Officer of the Fund,                                                that the sub-advisory agreements will
who is independent of Invesco Aim and           The Board considered the fact that the    benefit the Fund and its shareholders by
Invesco Aim's affiliates, had prepared an    Fund's uninvested cash and cash collateral   permitting Invesco Aim to utilize the
independent written evaluation to assist     from any securities lending arrangements     additional resources and talent of the
the Board in determining the                 may be invested in money market funds        Affiliated Sub-Advisers in managing the
reasonableness of the proposed management    advised by Invesco Aim pursuant to           Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money
instead of a competitive bidding process.    market funds attributable to such            The Board did not view Fund performance as
In determining whether to continue the       investments, although Invesco Aim has        a relevant factor in considering whether
Fund's investment advisory agreement, the    contractually agreed to waive through at     to approve the sub-advisory agreements for
Board considered the Senior Officer's        least June 30,2009, the advisory fees        the Fund, as no Affiliated Sub-Adviser
written evaluation.                          payable by the Fund in an amount equal to    served as a sub-adviser to the Fund prior
                                             100% of the net advisory fees Invesco Aim    to May 1,2008.
                                             receives from the affiliated money market
   G. Collateral Benefits to Invesco Aim     funds with respect to the Fund's                C. Sub-Advisory Fees
      and its Affiliates                     investment of uninvested cash, but not
                                             cash collateral. The Board considered the    The Board considered the services to be
The Board considered various other           contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     noted that it remains in effect until at     pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      least June 30,2009. The Board concluded      and the services to be provided by Invesco
relationship with the Fund, including the    that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         cash and cash collateral from any            advisory agreement, as well as the
affiliates for their provision of            securities lending arrangements in the       allocation of fees between Invesco Aim and
administrative, transfer agency and          affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       best interests of the Fund and its           the sub-advisory agreements. The Board
Board considered the performance of          shareholders.                                noted that the sub-advisory fees have no
Invesco Aim and its affiliates in                                                         direct effect on the Fund or its
providing these services and the             II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide       A. Nature, Extent and Quality of          that Invesco Aim and the Affiliated
these services. The Board also considered          Services Provided by Affiliated        Sub-Advisers are affiliates. After taking
that these services are provided to the            Sub-Advisors                           account of the Fund's contractual
Fund pursuant to written contracts which                                                  sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong
Fund.                                        Limited, Invesco Institutional (N.A.),       The Board considered whether each
                                             Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
   The Board considered the benefits         Management, Inc. (collectively, the          sound and has the resources necessary to
realized by Invesco Aim as a result of       "Affiliated Sub-Advisers") under the         perform its obligations under its
portfolio brokerage transactions executed    sub-advisory agreements and the              respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      and employees of the Affiliated              has the financial resources necessary to
commissions paid by the Fund and/or other    Sub-Advisers who will provide these          fulfill these obligations.
funds advised by Invesco Aim are used to     services. The Board concluded that the
pay for research and execution services.     nature, extent and quality of the services
The Board noted that soft dollar             to be provided by the Affiliated
arrangements shift the payment obligation    Sub-Advisers were appropriate. The Board
for the research and execution services      noted that the Affiliated Sub-Advisers,
from Invesco Aim to the funds and            which have offices and personnel that are
therefore may reduce Invesco Aim's           geographically dispersed in financial
expenses. The Board also noted that          centers around the
research obtained through soft dollar
arrangements may be used by Invesco


31   AIM SHORT TERM BOND FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             0.05%
     Corporate Dividends Received Deduction*                0.05%
     U.S. Treasury Obligations*                             0.04%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended 10/31/2007 was 99.86%.


32        AIM SHORT TERM BOND FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Short Term Bond Fund, an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D...............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr............................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc.............................................      10,482,929        384,587         428,400        3,996,650



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


33        AIM SHORT TERM BOND FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


34        AIM SHORT TERM BOND FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Company
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     225 Franklin Street
                          Americas                                              Boston, MA 02110-2801
                          New York, NY 10036-2714




35        AIM SHORT TERM BOND FUND

=======================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                 HOW do I SIGN UP?

Register for eDelivery to:                   It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and   1. Log in to your account.
   postage.
                                             2. Click on the "Service Center" tab.
-  reduce the amount of paper you receive.
                                             3. Select "Register for eDelivery" and
-  gain access to your documents faster by      complete the consent process.
   not waiting for the mail.

-  view your documents online anytime at
   your convenience.

-  save the documents to your personal
   computer or print them out for your
   records.

This service is provided by Invesco Aim
Investment Services, Inc.
=======================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the
Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The
most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.
Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov.
Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference
Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942
8090 or 800 732 0330, or by electronic request at the following e-mail address:
publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our Web site. Go to
invescoaim.com, access the About Us tab, click on Required Notices and then click on
Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and     [INVESCO AIM LOGO]
services represented by Invesco Aim; they each provide investment     -SERVICE MARK-
advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., Invesco Trimark Ltd., Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors,
Inc. is the distributor for the retail mutual funds,
exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STB-AR-1   Invesco Aim Distributors,Inc.

[INVESCO AIM LOGO]                 AIM U.S. GOVERNMENT FUND
-- SERVICE MARK--                  Annual Report to Shareholders - July 31, 2008

                                   Effective April 30, 2008, AIM Intermediate
                                   Government Fund was renamed AIM U.S.
                                   Government Fund.

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
11   Financial Statements
14   Notes to Financial Statements
21   Financial Highlights
23   Auditor's Report
24   Fund Expenses
25   Approval of Investment Advisory Agreement
28   Tax Information
29   Results of Proxy
30   Trustees and Officers

                         Dear Shareholder:

        [TAYLOR          I've talked with you often about short-term market volatility, and the 12 months ended July 31, 2008,
        PHOTO]           showed just how turbulent markets can be from time to time. Since October 1, 2007, the S&P 500 Index -
                         considered representative of the performance of the U.S. stock market - has experienced 28 days in which it
     Philip Taylor       rose, or fell, by 2% or more.(1) That's compared to a four-decade historical average of just 12 days per year.(1)

MARKET OVERVIEW

Despite a weakening housing market, indications of rising inflation and signs of slowing job growth, U.S. equity markets were performing relatively well last August. But as the housing market continued to deteriorate, energy prices broke record after record, unemployment rose and the credit crunch grew more ominous and widespread. As a result, investors became more risk averse, and markets generally declined.

   Over the last year, the U.S. Federal Reserve cut short-term interest rate targets in an attempt to stimulate economic growth and expand liquidity to ensure the smooth functioning of the credit markets. Also, Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2)
Historically, actions such as these have stimulated economic growth.

INVESTING IN A VOLATILE MARKET

Whether or not the markets rally in the short term, the kind of volatility we're witnessing is a good reminder that in times of market uncertainty, it's more important than ever to stay true to three timeless investing principles:

   1. INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. It's how your portfolio performs over the long term that matters. Stick to your investment plan, and stay focused on your long-term goals.

   2. DIVERSIFY. While diversification doesn't eliminate the risk of loss or any risks of investing - nor ensure a profit- a careful selection of complementary asset classes means you hold investments that may perform differently from one another in a given market cycle, potentially cushioning your portfolio against excessive volatility.

   3. STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   And that leads me to a fourth principle we believe is critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, we have had some exciting changes I want to share with you: We have a new name and a new brand. On March 31, 2008, AIM Investments became Invesco Aim.

   Our new brand is an expression of our relationship with our parent company, Invesco Ltd., and it reinforces the strength of
Invesco's global resources, including distinctive investment management capabilities from around the world. Invesco is one of the world's largest and most diversified global investment managers with $458 billion in assets under management (as of July 31, 2008)
and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. This relationship provides you:

   o  Diversified investment strategies from distinct management teams at investment centers around the globe.

   o  A range of investment products to help you achieve your financial goals using the option that best fits your time horizon and risk tolerance.

   o  The peace of mind that professional asset management, a diversified investment portfolio and a trusted financial advisor can provide, especially in times of market volatility.

   Of course, one thing hasn't changed: We remain committed to putting shareholders first, to helping clients achieve their investment goals and to providing excellent customer service.

   To learn more about our new brand, visit our website, invescoaim.com. If you have questions about this report or your account, please contact one of our client service representatives at 800 959 4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
CEO, Invesco Aim
Senior Managing Director, Invesco

September 18, 2008

(1) Investment Advisor, August 1, 2008;
(2) U.S. Department of the Treasury


2   AIM U.S. GOVERNMENT FUND

                         Dear Fellow Shareholders:

                         As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety,
      [CROCKETT          reminding us again that markets are cyclical and the correction of excess is often painful, at least in the
       PHOTO]            short term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

    Bruce Crockett          We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a
Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you. Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

September 18, 2008

3   AIM U.S. GOVERNMENT FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   amount of each "alpha" decision to use in
                                                                                          the portfolio.
PERFORMANCE SUMMARY
                                                                                             Sell decisions are based on:
For the fiscal year ended July 31, 2008, Class A Shares of AIM U.S. Government Fund, at
net asset value (NAV), underperformed the Fund's style-specific index and outperformed    o  A conscious decision to alter the
its broad market index. Due to the ongoing credit market turmoil and slowing economic        Fund's macro risk exposure (for
growth, bond yields decreased rapidly, especially for securities with shorter                example, duration, yield curve
maturities. During the first several months of the period, the Fund was positioned to        positioning, sector exposure).
take advantage of an increase in yields. As a result, the Fund's duration positioning
was a major detractor from performance relative to its style-specific index. The Fund's   o  The need to limit or reduce exposure to
outperformance of its broad market index can be attributed to its exposure to U.S.           a particular sector or issuer.
Treasury and U.S. agency bonds.
                                                                                          o  Realignment of a valuation target.
   Your Fund's long-term performance appears later in this report.
                                                                                          o  Presentation of a better relative value
FUND VS. INDEXES                                                                             opportunity.

Total returns, 7/31/07 to 7/31/08, at net asset value (NAV). Performance shown does not   MARKET CONDITIONS AND YOUR FUND
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,
which would have reduced performance.                                                     Weakness in the housing market, higher
                                                                                          energy and food prices, a widening credit
Class A Shares                                                                     7.28%  crunch and slowing consumer spending were
Class B Shares                                                                     6.60   among the factors that contributed to
Class C Shares                                                                     6.61   general economic weakness for much of the
Class R Shares                                                                     7.14   fiscal year.
Investor Class Shares                                                              7.45
Lehman Brothers U.S. Aggregate Bond Index(triangle) (Broad Market Index)           6.15      The U.S. Federal Reserve Board (the
Lehman Brothers U.S. Government Index(triangle) (Style-Specific Index)             8.62   Fed) moved aggressively throughout the
Lipper Intermediate U.S. Government Funds Index(triangle) (Peer Group Index)       6.77   fiscal year to attempt to stimulate
                                                                                          economic growth and enhance liquidity. In
(triangle)LipperInc.                                                                      seven separate actions, the central bank
=======================================================================================   lowered the federal funds target rate from
                                                                                          5.25% to 2.00%.(1)
HOW WE INVEST                                   Our security selection is supported by
                                             a team of independent specialists. Team         Beginning in March 2008, the Fed
We invest primarily in debt securities       members conduct top-down macroeconomic       expanded its lending authority and
issued, guaranteed or backed by the U.S.     as well as bottom-up analysis on             increased liquidity to help stabilize the
government or its agencies and instrumen-    individual securities. Recommendations are   financial markets. The central bank
talities. These securities include: U.S.     communicated to portfolio managers through   extended a line of credit to JPMorgan
Treasury obligations and obligations         proprietary technology that allows all       Chase to buy troubled investment bank Bear
issued or guaranteed by U.S. government      investment professionals to communicate      Stearns, and it created a new program to
agencies and instrumentalities. We may       in a timely manner.                          provide loans directly to large investment
also invest in derivative instruments such                                                banks.(1)
as Treasury futures and options on              Portfolio construction begins with a
Treasury futures.                            well-defined fund design that establishes       While yield spreads on corporate bonds,
                                             the target investment vehicles for           investment grade and high yield securities
   We believe dynamic and complex fixed-     generating the desired "alpha" (the extra    have widened across the board since the
income markets may create opportunities      return above a specific benchmark) as well   credit crunch started last year, the
for investors that are best captured by      as the risk parameters for the Fund.         impact from industry to industry, and from
independent specialist decision makers       Investment vehicles are evaluated for        credit grade to credit grade, varied
interconnected as a global team. We use      liquidity and risk versus relative value.    widely.(2)
this philosophy in an effort to achieve a    Working closely with sector specialists
high level of current income consistent      and traders we determine the timing and         In response to the credit market
with concern for safety of principal.                                                     turmoil, investors became more risk averse
==========================================   ==========================================   and continued to seek the stability,
                                             Total Net  Assets           $550.2 million   safety and liquidity of the U.S. Treasury
PORTFOLIO COMPOSITION                                                                     market.
Based on total investments                   Total Number of  Holdings*             621
                                             ==========================================   ==========================================
U.S. Government-Sponsored                                                                 TOP FIXED INCOME ISSUERS*
Mortgage-Backed Securities            89.3%  The Fund's holdings are subject to change,
U.S. Government-Sponsored Agency       5.0   and there is no assurance that the Fund       1. Freddie Mac REMICS               42.9%
U.S. Treasury Securities               2.7   will continue to hold any particular          2. Federal National Mortgage
Foreign Sovereign Debt                 0.4   security.                                        Association                      16.2
Money Market Funds Plus Other                                                              3. Fannie Mae REMICS                10.5
Assets Less Liabilities                2.6   *  Excluding money market fund holdings.      4. Federal Home Loan Mortgage
==========================================                                                    Corp.                            10.0
                                                                                           5. Government National Mortgage
                                                                                              Association                       8.5
                                                                                           6. Federal Farm Credit Bank          4.3
                                                                                           7. Ginnie Mae REMICS                 1.9
                                                                                           8. U.S. Treasury                     2.7
                                                                                          ==========================================

4   AIM U.S. GOVERNMENT FUND

The result has been a rally in U.S.          long term bond yields fell less than short   See important Fund and index disclosures
Treasury security prices with a              term rates, the yield curve steepened,       later in this report.
significant decline in yields and a          which benefited relative performance.
steeper yield curve during the period.(3)
                                                Over the fiscal year, we maintained an               BRENDAN GAU
   Market volatility increased               out-of-benchmark position in
significantly in September after the close   mortgage-backed securities (MBS), giving a      [GAU    Chartered Financial Analyst,
of the Fund's fiscal year. To put some       preference to higher coupon mortgage           PHOTO]   portfolio manager, is lead
context around the recent financial          bonds. We favored this type of MBS for                  manager of AIM U.S. Government
events: The markets have shown serious       their attractive yields and relatively       Fund. He joined Invesco Aim in 1996. Mr.
strain for more than a year, largely the     small prepayment risk by historical          Gau earned a B.A. in mathematics, physics
result of years of lax credit practices      standards. During this period, the MBS       and economics from Rice University.
associated with the housing boom. Mortgage   market underperformed the U.S. Treasury
loans of questionable quality were often     market, driven by a general
bundled into hard-to-understand securities   flight-to-safety.(2) As a result, the                   SCOT JOHNSON
and sold to various financial                Fund's exposure to MBS had a negative
institutions. The complexity and obscure     impact on performance relative to the                   Chartered Financial Analyst,
structure of these securities hid an         style-specific benchmark.                     [JOHNSON  senior portfolio manager, is
Achilles' heel of our financial system,                                                     PHOTO]   manager of AIM U.S. Government
creating a liquidity crisis of historic         As a part of our sector diversification              Fund. He joined Invesco Aim in
severity. Now those securities remain on     strategy, we maintained positions in the     1994. Mr. Johnson earned both a B.A. in
the financial institutions' balance sheets   U.S. Treasury and the U.S.                   economics and an M.B.A. in finance from
-- eroding capital, driving down profits     government-sponsored agency markets. In      Vanderbilt University
and preventing normal trading among banks    the environment of uncertainty about the
and other financial institutions due to      health of financial institutions, U.S.
the participating financial institutions'    Treasury securities outperformed most
stability being in question. In September,   other major sectors of the fixed income
this situation came to a head as some of     market, resulting in a positive
these institutions began running out of      contribution to the Fund's performance.(2)
the capital needed to operate their
businesses and found investors unwilling        Despite bad news about Fannie Mae and
to supply fresh capital.                     Freddie Mac during the last few months of
                                             the reporting period, the Fund's exposure
   The Fund began the fiscal year with a     to U.S. government-sponsored agency bonds
short-to-neutral duration positioning        was positive for performance. While Fannie
versus the benchmark, but shifted toward a   Mae and Freddie Mac share prices have come
relatively neutral duration stance during    under pressure, which was negative for
the last three months of the fiscal year.    equity investors, the reaction of bond
Duration is a measure of a bond's            investors was more measured.
sensitivity to interest rate changes.
Shorter duration bonds tend to be less          By the end of the period, we invested a
sensitive to interest-rate changes.          small portion of the Fund's assets in
                                             Treasury inflation protection securities
   During the first several months of the    (Tips). In response to the growing
reporting period, problems associated with   concerns about inflation, the demand for
subprime lending and the Fed's aggressive    Tips increased, leading to their
interest rate cuts led to a decrease of      outperformance of U.S. Treasury
bond yields across the entire maturity       securities.(2) As a result, our allocation
spectrum with a larger drop at the short     to Tips was positive for Fund performance.
end of the yield curve.(3) Later in the
fiscal year, as investors became concerned   We thank you for your
about rising inflation, bond yields           investment in AIM U.S. Government Fund.
increased slightly.(3) While positioning
the Fund with a short-to-neutral duration    (1) U.S. Federal Reserve
benefited performance during last few
months, our overall duration strategy        (2) Lehman Brothers Inc.
detracted from relative performance.
                                             (3) U.S. Department of the Treasury

   We used U.S. Treasury note and U.S.       The views and opinions expressed in
Treasury bond futures contracts to manage    management's discussion of Fund
the Fund's duration. In our view, gaining    performance are those of Invesco Aim
an exposure to U.S. Treasury market          Advisors, Inc. These views and opinions
through U.S. Treasury futures is a more      are subject to change at any time based on
effective way to employ the Fund's cash      factors such as market and economic
for duration management purposes versus      conditions. These views and opinions may
buying actual bonds.                         not be relied upon as investment advice or
                                             recommendations, or as an offer for a
   Over the period, we positioned the Fund   particular security. The information is
for a steepening of the yield curve. As      not a complete analysis of every aspect of
                                             any market, country, industry, security or
                                             the Fund. Statements of fact are from
                                             sources considered reliable, but Invesco
                                             Aim Advisors, Inc. makes no representation
                                             or warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.


5   AIM U.S. GOVERNMENT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            deduction of taxes a shareholder would pay   ment representing a percent change in the
comparable future results.                   on Fund distributions or sale of Fund        value of the investment. In this chart,
                                             shares.                                      each segment represents a doubling, or
   The data shown in the chart include                                                    100% change, in the value of the
reinvested distributions, applicable sales      This chart, which is a logarithmic        investment. In other words, the space
charges, Fund expenses and management        chart, presents the fluctuations in the      between $5,000 and $10,000 is the same
fees. Index results include reinvested       value of the Fund and its indexes. We        size as the space between $10,000 and
dividends, but they do not reflect sales     believe that a logarithmic chart is more     $20,000, and so on.
charges. Performance of an index of funds    effective than other types of charts in
reflects fund expenses and management        illustrating changes in value during the
fees; performance of a market index does     early years shown in the chart. The
not. Performance shown in the chart and      vertical axis, the one that indicates the
table(s) does not reflect                    dollar value of an investment, is
                                             constructed with each seg-

6   AIM U.S. GOVERNMENT FUND

                            AIM U.S. GOVERNMENT FUND

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- CLASS A SHARES (OLDEST SHARE CLASS)
Fund data from 4/28/87, index data from 4/30/87

             AIM U.S.
            Government     Lehman Brothers   Lehman Brothers
              Fund-        U.S. Government    U.S. Aggregate
 Date     Class A Shares       Index(1)       Bond Index(1)

4/28/87       $ 9525
   4/87         9563            $10000           $10000
   5/87         9554              9957             9961
   6/87         9697             10073            10098
   7/87         9726             10053            10090
   8/87         9736              9996            10036
   9/87         9629              9802             9822
  10/87         9766             10183            10172
  11/87         9845             10234            10254
  12/87         9925             10356            10393
   1/88        10136             10694            10759
   2/88        10247             10809            10887
   3/88        10216             10697            10784
   4/88        10226             10640            10726
   5/88        10226             10564            10654
   6/88        10372             10798            10911
   7/88        10372             10724            10854
   8/88        10372             10746            10882
   9/88        10510             10980            11129
  10/88        10617             11174            11338
  11/88        10574             11042            11200
  12/88        10564             11084            11213
   1/89        10684             11225            11374
   2/89        10674             11133            11292
   3/89        10707             11202            11341
   4/89        10863             11442            11578
   5/89        11031             11712            11882
   6/89        11246             12102            12244
   7/89        11417             12358            12504
   8/89        11349             12150            12319
   9/89        11395             12202            12382
  10/89        11593             12518            12687
  11/89        11698             12639            12808
  12/89        11757             12661            12842
   1/90        11697             12481            12690
   2/90        11756             12506            12731
   3/90        11780             12504            12740
   4/90        11743             12393            12623
   5/90        11987             12739            12997
   6/90        12123             12941            13206
   7/90        12296             13106            13388
   8/90        12272             12924            13210
   9/90        12372             13048            13319
  10/90        12499             13261            13488
  11/90        12677             13555            13778
  12/90        12857             13764            13993
   1/91        12987             13912            14166
   2/91        13052             13992            14287
   3/91        13145             14063            14383
   4/91        13251             14217            14541
   5/91        13344             14272            14626
   6/91        13371             14252            14619
   7/91        13519             14421            14821
   8/91        13723             14756            15142
   9/91        13943             15065            15449
  10/91        14123             15197            15621
====================================================================================================================================

(1) LipperInc.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

  11/91        14248             15349            15764
  12/91        14528             15872            16232
   1/92        14401             15625            16012
   2/92        14462             15686            16116
   3/92        14408             15595            16025
   4/92        14541             15693            16141
   5/92        14731             15982            16445
   6/92        14967             16211            16671
   7/92        15145             16620            17012
   8/92        15310             16775            17184
   9/92        15491             17012            17388
  10/92        15308             16767            17157
  11/92        15274             16742            17163
  12/92        15433             17019            17434
   1/93        15642             17381            17768
   2/93        15867             17729            18079
   3/93        15925             17788            18154
   4/93        16029             17925            18281
   5/93        16010             17906            18304
   6/93        16224             18303            18636
   7/93        16268             18415            18741
   8/93        16488             18826            19070
   9/93        16535             18897            19122
  10/93        16583             18969            19194
  11/93        16408             18761            19030
  12/93        16526             18833            19133
   1/94        16706             19091            19392
   2/94        16459             18687            19055
   3/94        16042             18267            18585
   4/94        15891             18123            18437
   5/94        15925             18100            18434
   6/94        15907             18058            18393
   7/94        16146             18390            18759
   8/94        16180             18394            18782
   9/94        16007             18135            18506
  10/94        16007             18121            18489
  11/94        15901             18088            18448
  12/94        15954             18198            18575
   1/95        16202             18537            18943
   2/95        16525             18936            19393
   3/95        16579             19054            19512
   4/95        16778             19303            19785
   5/95        17361             20082            20551
   6/95        17489             20236            20701
   7/95        17447             20161            20655
   8/95        17646             20398            20904
   9/95        17810             20595            21108
  10/95        18049             20908            21382
  11/95        18309             21234            21703
  12/95        18550             21535            22007
   1/96        18669             21668            22153
   2/96        18327             21226            21768
   3/96        18197             21049            21617
   4/96        18104             20915            21495
   5/96        18030             20879            21452
   6/96        18212             21149            21740
   7/96        18276             21201            21799
   8/96        18221             21154            21763
   9/96        18485             21505            22142
  10/96        18853             21978            22632
  11/96        19162             22360            23020
  12/96        18984             22132            22806
   1/97        19051             22157            22876
   2/97        19075             22187            22933
   3/97        18894             21952            22679
   4/97        19170             22269            23018
   5/97        19322             22461            23236
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

   6/97        19559             22713            23512
   7/97        20052             23358            24146
   8/97        19866             23127            23940
   9/97        20150             23475            24293
  10/97        20414             23881            24645
  11/97        20485             24003            24759
  12/97        20708             24254            25008
   1/98        20955             24617            25329
   2/98        20938             24550            25310
   3/98        20988             24620            25397
   4/98        21062             24731            25529
   5/98        21268             24985            25772
   6/98        21432             25269            25990
   7/98        21483             25308            26045
   8/98        21898             25966            26469
   9/98        22384             26666            27089
  10/98        22297             26575            26946
  11/98        22326             26584            27099
  12/98        22402             26644            27180
   1/99        22500             26798            27374
   2/99        22082             26161            26896
   3/99        22181             26264            27045
   4/99        22210             26323            27131
   5/99        22001             26092            26894
   6/99        21838             26039            26808
   7/99        21810             26002            26694
   8/99        21830             26001            26680
   9/99        22020             26212            26990
  10/99        22088             26254            27089
  11/99        22083             26218            27088
  12/99        21980             26049            26957
   1/00        21901             26085            26869
   2/00        22122             26456            27194
   3/00        22319             26921            27552
   4/00        22314             26846            27473
   5/00        22310             26864            27460
   6/00        22638             27343            28032
   7/00        22762             27607            28286
   8/00        23017             28016            28696
   9/00        23194             28095            28876
  10/00        23320             28364            29068
  11/00        23681             28922            29543
  12/00        24041             29498            30091
   1/01        24293             29795            30583
   2/01        24468             30134            30849
   3/01        24529             30240            31004
   4/01        24429             29931            30876
   5/01        24514             30030            31062
   6/01        24573             30168            31179
   7/01        25016             30892            31876
   8/01        25241             31276            32241
   9/01        25715             31820            32617
  10/01        26248             32641            33299
  11/01        25801             31909            32840
  12/01        25510             31631            32632
   1/02        25691             31836            32896
   2/02        25955             32130            33215
   3/02        25577             31431            32662
   4/02        26050             32180            33296
   5/02        26242             32373            33579
   6/02        26468             32826            33869
   7/02        26868             33547            34278
   8/02        27268             34212            34856
   9/02        27805             35014            35421
  10/02        27672             34732            35259
  11/02        27473             34433            35250
  12/02        28061             35268            35978
====================================================================================================================================

====================================================================================================================================
                                                          [MOUNTAIN CHART]

  1/03         27971             35179            36009
  2/03         28281             35747            36507
  3/03         28117             35645            36479
  4/03         28280             35810            36780
  5/03         28654             36740            37466
  6/03         28559             36547            37391
  7/03         27679             35036            36134
  8/03         27704             35232            36374
  9/03         28353             36257            37337
 10/03         28103             35740            36989
 11/03         28218             35782            37077
 12/03         28427             36099            37455
  1/04         28578             36397            37756
  2/04         28761             36833            38165
  3/04         28881             37158            38451
  4/04         28411             36040            37450
  5/04         28314             35906            37300
  6/04         28461             36052            37511
  7/04         28635             36388            37883
  8/04         28967             37096            38606
  9/04         28950             37172            38710
 10/04         29092             37468            39035
 11/04         29004             37022            38724
 12/04         29109             37354            39080
  1/05         29182             37588            39325
  2/05         29094             37323            39093
  3/05         29013             37198            38892
  4/05         29265             37795            39419
  5/05         29385             38233            39845
  6/05         29441             38448            40062
  7/05         29397             37984            39698
  8/05         29552             38544            40207
  9/05         29440             38089            39792
 10/05         29328             37821            39478
 11/05         29410             37992            39652
 12/05         29560             38344            40029
  1/06         29619             38279            40031
  2/06         29640             38339            40164
  3/06         29492             37994            39770
  4/06         29480             37888            39698
  5/06         29433             37896            39656
  6/06         29489             38002            39740
  7/06         29719             38455            40277
  8/06         29986             38998            40894
  9/06         30148             39346            41253
 10/06         30311             39551            41526
 11/06         30475             39953            42007
 12/06         30499             39677            41764
  1/07         30557             39628            41747
  2/07         30906             40238            42390
  3/07         31004             40248            42392
  4/07         31141             40449            42620
  5/07         30879             40131            42297
  6/07         30836             40115            42172
  7/07         31117             40686            42524
  8/07         31325             41301            43045
  9/07         31463             41562            43372
 10/07         31778             41867            43761
 11/07         32168             43017            44548
 12/07         32345             43112            44673
  1/08         33012             44145            45424
  2/08         33183             44562            45487
  3/08         33316             44858            45642
  4/08         33106             44228            45547
  5/08         33004             43744            45213
  6/08         33211             43999            45176
  7/08         33393             44192            45139
====================================================================================================================================

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/08, including maximum
applicable sales charges                     As of 6/30/08, the most recent calendar
                                             quarter-end, including maximum applicable
CLASS A SHARES                               sales charges
Inception (4/28/87)                   5.84%
10 Years                              4.00   CLASS A SHARES
 5 Years                              2.81   Inception (4/28/87)                   5.83%
 1 Year                               2.19   10 Years                              3.98
                                              5 Years                              2.07
CLASS B SHARES                                1 Year                               2.57
Inception (9/7/93)                    4.38%
10 Years                              3.89   CLASS B SHARES
 5 Years                              2.71   Inception (9/7/93)                    4.37%
 1 Year                               1.60   10 Years                              3.85
                                              5 Years                              1.97
CLASS C SHARES                                1 Year                               1.89
Inception (8/4/97)                    4.04%
10 Years                              3.75   CLASS C SHARES
 5 Years                              3.06   Inception (8/4/97)                    4.03%
 1 Year                               5.61   10 Years                              3.72
                                              5 Years                              2.31
CLASS R SHARES                                1 Year                               5.90
10 Years                              4.26%
 5 Years                              3.56   CLASS R SHARES
 1 Year                               7.14   10 Years                              4.23%
                                              5 Years                              2.81
INVESTOR CLASS SHARES                         1 Year                               7.43
10 Years                              4.54%
 5 Years                              3.89   INVESTOR CLASS SHARES
 1 Year                               7.45   10 Years                              4.51%
==========================================    5 Years                              3.13
                                              1 Year                               7.75
                                             ==========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,       THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
2002. RETURNS SINCE THAT DATE ARE            PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 4.75% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE
BLENDED RETURNS OF HISTORICAL CLASS R        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A       VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CDSC ON CLASS B SHARES DECLINES FROM 5 %
THE INCEPTION DATE OF CLASS R SHARES) AT     REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     IN NET ASSET VALUE AND THE EFFECT OF THE     THE BEGINNING OF THE SEVENTH YEAR. THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
R SHARES. CLASS A SHARES' INCEPTION DATE     STATED. INVESTMENT RETURN AND PRINCIPAL      YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
IS APRIL 28, 1987.                           VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    HAVE A FRONT-END SALES CHARGE; RETURNS
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.         SHOWN ARE AT NET ASSET VALUE AND DO NOT
   INVESTOR CLASS SHARES' INCEPTION DATE                                                  REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT       THE TOTAL ANNUAL FUND OPERATING EXPENSE   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
DATE ARE HISTORICAL RETURNS. ALL OTHER       RATIO SET FORTH IN THE MOST RECENT FUND      ASSETS WITHIN THE FIRST YEAR. INVESTOR
RETURNS ARE BLENDED RETURNS OF HISTORICAL    PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASS SHARES DO NOT HAVE A FRONT-END SALES
INVESTOR CLASS SHARE PERFORMANCE AND         FOR CLASS A, CLASS B, CLASS C, CLASS R AND   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
RESTATED CLASS A SHARE PERFORMANCE (FOR      INVESTOR CLASS SHARES WAS 1.07 %, 1.82%,     IS AT NET ASSET VALUE.
PERIODS PRIOR TO THE INCEPTION DATE OF       1.82%, 1.32% AND 1.03%,RESPECTIVELY. THE
INVESTOR CLASS SHARES) AT NET ASSET VALUE,   EXPENSE RATIOS PRESENTED ABOVE MAY VARY         THE PERFORMANCE OF THE FUND'S SHARE
WHICH RESTATED PERFORMANCE WILL REFLECT      FROM THE EXPENSE RATIOS PRESENTED IN OTHER   CLASSES WILL DIFFER PRIMARILY DUE TO
THE HIGHER RULE 12B-1 FEES APPLICABLE TO     SECTIONS OF THIS REPORT THAT ARE BASED ON    DIFFERENT SALES CHARGE STRUCTURES AND
CLASS A SHARES FOR THE PERIOD USING          EXPENSES INCURRED DURING THE PERIOD          CLASS EXPENSES.
BLENDED RETURNS. CLASS A SHARES' INCEPTION   COVERED BY THIS REPORT.
DATE IS APRIL 28, 1987.


7   AIM U.S. GOVERNMENT FUND

AIM U.S. GOVERNMENT FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF
PRINCIPAL.

o  Unless otherwise stated, information presented in this report is as of July 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                          o  Reinvestment risk is the risk that a      o  The LIPPER INTERMEDIATE U.S. GOVERNMENT
                                                bond's cash flows will be reinvested at      FUNDS INDEX is an equally weighted
o  Effective September 30, 2003, only           an interest rate below that on the           representation of the largest funds in
   previously established qualified plans       original bond.                               the Lipper Intermediate U.S. Government
   are eligible to purchase Class B shares                                                   Funds category. These funds invest at
   of any AIM fund.                          o  The Fund may invest in obligations           least 65% of their assets in securities
                                                issued by agencies and                       issued or guaranteed by the U.S.
o  Class R shares are available only to         instrumentalities of the U.S.                government, its agencies, or its
   certain retirement plans. Please see         government that may vary in the level        instrumentalities, with dollar-weighted
   the prospectus for more information          of support they receive from the U.S.        average maturities of five to ten
                                                government. The U.S. government may          years.
o  All Investor Class shares are closed to      choose not to provide financial support
   new investors. Contact your financial        to U.S. government-sponsored agencies     o  The Fund is not managed to track the
   advisor about purchasing our other           or instrumentalities if it is not            performance of any particular index,
   share classes.                               legally obligated to do so. In this          including the indexes defined here, and
                                                case, if the issuer defaulted, the fund      consequently, the performance of the
PRINCIPAL RISKS OF INVESTING IN THE FUND        holding securities of such issuer might      Fund may deviate significantly from the
                                                not be able to recover its investment        performance of the indexes.
o  Dollar-roll transactions involve the         from the U.S. government.
   risk that the market value of                                                          o  A direct investment cannot be made in
   securities to be purchased by the Fund    o  Reverse repurchase agreements and            an index. Unless otherwise indicated,
   may decline below the price at which         dollar-roll transactions involve the         index results include reinvested
   the Fund is obligated to repurchase the      risk that the market value of                dividends, and they do not reflect
   securities or that the other party may       securities to be purchased by the Fund       sales charges. Performance of an index
   default on its obligation, such that         may decline below the price at which         of funds reflects fund expenses;
   the Fund is delayed or prevented from        the Fund is obligated to repurchase the      performance of a market index does not.
   completing the transaction.                  securities or that the other party may
                                                default on its obligation, such that      OTHER INFORMATION
o  High-coupon, U.S. government agency          the Fund is delayed or prevented from
   mortgage-backed securities provide a         completing the transaction.               o  The Chartered Financial
   higher coupon than current prevailing                                                     Analyst--REGISTERED TRADEMARK--
   market interest rates, and the Fund may   o  The Fund may engage in active and            (CFA--REGISTERED TRADEMARK--)
   purchase such securities at a premium.       frequent trading of portfolio                designation is a globally recognized
   If these securities experience a faster      securities to achieve its investment         standard for measuring the competence
   principal prepayment rate than               objective. If a fund does trade in this      and integrity of investment
   expected, both the market value and          way, it may incur increased costs,           professionals.
   income from such securities will             which can lower the actual return of
   decrease.                                    the fund. Active trading may also         o  The returns shown in the management's
                                                increase short term gains and losses,        discussion of Fund performance are
o  Interest rate risk refers to the risk        which may affect taxes that must be          based on net asset values calculated
   that bond prices generally fall as           paid.                                        for shareholder transactions. Generally
   interest rates rise; conversely, bond                                                     accepted accounting principles require
   prices generally rise as interest rates   ABOUT INDEXES USED IN THIS REPORT               adjustments to be made to the net
   fall.                                                                                     assets of the Fund at period end for
                                             o  The LEHMAN BROTHERS U.S. AGGREGATE BOND      financial reporting purposes, and as
o  The Fund may use enhanced investment         INDEX covers U.S. investment-grade           such, the net asset values for
   techniques such as leveraging and            fixed-rate bonds with components for         shareholder transactions and the
   derivatives. Leveraging entails risks        government and corporate securities,         returns based on those net asset values
   such as magnifying changes in the value      mortgage pass-throughs, and                  may differ from the net asset values
   of the portfolio's securities.               asset-backed securities.                     and returns reported in the Financial
   Derivatives are subject to counterparty                                                   Highlights.
   risk -- the risk that the other party     o  The LEHMAN BROTHERS U.S. GOVERNMENT
   will not complete the transaction with       INDEX consists of securities issued by    o  Industry classifications used in this
   the Fund.                                    the U.S. Government including public         report are generally according to the
                                                obligations of the U.S. Treasury with a      Global Industry Classification
o  There is no guarantee that the               remaining maturity of one year or more       Standard, which was developed by and is
   investment techniques and risk analyses      or publicly issued debt of U.S.              the exclusive property and a service
   used by the Fund's portfolio managers        Government agencies, quasi-federal           mark of Morgan Stanley Capital
   will produce the desired results.            corporations, and corporate or foreign       International Inc. and Standard &
                                                debt guaranteed by the U.S.                  Poor's.
o  The prices of securities held by the         Government.
   Fund may decline in response to market
   risks.

=======================================================================================   FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                       AGOVX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                       AGVBX
=======================================================================================   Class C Shares                       AGVCX
                                                                                          Class R Shares                       AGVRX
NOT FDIC INSURED    MAY LOSE VALUE   NO BANK GUARANTEE                                    Investor Class Shares                AGIVX


8   AIM U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

July 31, 2008





                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-89.35%(a)

COLLATERALIZED MORTGAGE OBLIGATIONS-55.30%

Fannie Mae REMICS,
  3.50%, 04/25/13                                    $    62,615    $     62,507
--------------------------------------------------------------------------------
  5.00%, 12/25/15 to 04/25/24                          5,899,703       5,948,220
--------------------------------------------------------------------------------
  5.50%, 02/25/17 to 03/01/38                         20,723,927      20,981,602
--------------------------------------------------------------------------------
  6.00%, 02/25/21 to 05/25/27                         22,546,557      22,986,380
--------------------------------------------------------------------------------
  6.50%, 07/25/23                                      2,337,969       2,364,299
--------------------------------------------------------------------------------
  4.00%, 04/25/28                                      5,608,953       5,604,953
--------------------------------------------------------------------------------
Freddie Mac REMICS,
  5.50%, 07/15/10 to 05/15/31                         91,419,333      93,011,768
--------------------------------------------------------------------------------
  6.75%, 06/15/11                                        367,463         375,953
--------------------------------------------------------------------------------
  5.25%, 08/15/11                                      5,474,099       5,556,803
--------------------------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11                          4,119,723       4,189,828
--------------------------------------------------------------------------------
  4.50%, 08/15/13 to 08/15/27                          1,797,787       1,802,412
--------------------------------------------------------------------------------
  5.00%, 06/15/14 to 05/15/26                         23,904,640      24,112,396
--------------------------------------------------------------------------------
  4.00%, 09/15/14                                         39,328          39,297
--------------------------------------------------------------------------------
  5.13%, 10/15/15                                        653,176         655,028
--------------------------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31                         88,405,994      90,541,753
--------------------------------------------------------------------------------
  5.75%, 12/15/18                                     14,398,202      14,703,962
--------------------------------------------------------------------------------
  6.50%, 07/15/23                                        936,168         941,041
--------------------------------------------------------------------------------
Ginnie Mae REMICS,
  4.00%, 03/20/29                                      1,129,095       1,129,014
--------------------------------------------------------------------------------
  5.50%, 03/20/27                                      9,208,056       9,240,985
================================================================================
                                                                     304,248,201
================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-10.06%

Pass Through Ctfs.
  7.00%, 11/01/10 to 03/01/36                          7,190,666       7,566,044
--------------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                         14,070,153      14,643,491
--------------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                           444,383         505,974
--------------------------------------------------------------------------------
  12.00%, 02/01/13                                           675             742
--------------------------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35                         11,518,037      12,553,196
--------------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                          7,794,439       7,957,914
--------------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                            80,818          91,387
--------------------------------------------------------------------------------
  8.50%, 09/01/20 to 05/01/26                            276,463         301,359
--------------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                            373,196         415,698
--------------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                          1,628,261       1,785,769
--------------------------------------------------------------------------------
  7.05%, 05/20/27                                        671,829         709,314
--------------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                          8,169,206       8,795,175
================================================================================
                                                                      55,326,063
================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-15.52%

Pass Through Ctfs.
  5.50%, 03/01/21 to 10/01/22                          1,810,313       1,818,663
--------------------------------------------------------------------------------
  6.00%, 05/01/09 to 04/01/24                          4,397,592       4,518,660
--------------------------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36                         13,402,938      14,365,711
--------------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                         21,760,139      22,996,373
--------------------------------------------------------------------------------
  8.00%, 02/01/12 to 11/01/37                         14,470,854      15,604,110
--------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                          7,718,805       8,458,600
--------------------------------------------------------------------------------
  6.50%, 06/01/14 to 09/01/34                         10,566,616      10,977,154
--------------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                             78,371          86,449
--------------------------------------------------------------------------------
  9.00%, 12/01/16                                        143,347         158,990
--------------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                          3,724,948       3,699,972
--------------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                           555,760         621,267
--------------------------------------------------------------------------------
  6.75%, 07/01/24                                      1,424,416       1,499,811
--------------------------------------------------------------------------------
  10.28%, 04/20/25                                       194,903         219,506
--------------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                            335,529         356,680
================================================================================
                                                                      85,381,946
================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-8.47%

Pass Through Ctfs.
  6.00%, 10/15/08 to 08/15/33(b)                       4,592,976       4,669,829
--------------------------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36                         20,424,311      21,275,901
--------------------------------------------------------------------------------
  7.00%, 10/15/08 to 03/15/37(b)                       6,010,127       6,411,715
--------------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                             55,778          60,726
--------------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                            265,017         291,890
--------------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                           692,026         774,884
--------------------------------------------------------------------------------
  11.00%, 12/15/09 to 09/15/15                             3,622           3,864
--------------------------------------------------------------------------------
  12.50%, 11/15/10                                         2,326           2,522
--------------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                            39,329          45,728
--------------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                            45,578          50,902
--------------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                            27,873          31,529
--------------------------------------------------------------------------------
  10.50%, 02/15/16                                         3,560           4,012
--------------------------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37                            279,911         303,994
--------------------------------------------------------------------------------
  8.75%, 10/20/16                                         43,832          47,237
--------------------------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36                          4,645,851       5,068,957
--------------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                          1,618,681       1,726,344
--------------------------------------------------------------------------------
  7.50%, 03/15/26 to 05/15/37                          5,500,895       5,853,614
================================================================================
                                                                      46,623,648
================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $490,965,277)                         491,579,858
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM U.S. GOVERNMENT FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-4.95%(a)

FEDERAL FARM CREDIT BANK (FFCB)-4.31%

Bonds, 5.75%, 01/18/22                               $16,000,000    $ 16,301,280
--------------------------------------------------------------------------------
Medium-Term Notes, 5.75%, 12/07/28                     7,000,000       7,397,040
================================================================================
                                                                      23,698,320
================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.64%

Sr. Unsec. Notes, 6.50%, 11/25/25                      3,500,000       3,508,960
================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $26,192,449)                                  27,207,280
================================================================================



U.S. TREASURY SECURITIES-2.74%

U.S. TREASURY BILLS-0.11%

  1.30%, 09/18/08(b)(c)                                   80,000          79,861
--------------------------------------------------------------------------------
  1.60%, 10/23/08(a)(b)(c)                               540,000         538,035
================================================================================
                                                                         617,896
================================================================================


U.S. TREASURY BONDS-0.81%(a)

  7.50%, 11/15/24(b)                                   3,300,000       4,419,954
================================================================================


U.S. TREASURY INFLATION-INDEXED BONDS-1.39%(a)

  1.38%, 07/15/18                                      7,848,839       7,639,746
================================================================================


U.S. TREASURY STRIPS-0.43%(a)

  6.79%, 11/15/18(c)                                   1,000,000         635,620
--------------------------------------------------------------------------------
  6.85%, 11/15/18(c)                                   2,750,000       1,747,955
================================================================================
                                                                       2,383,575
================================================================================
     Total U.S. Treasury Securities (Cost
       $14,374,510)                                                   15,061,171
================================================================================



BONDS & NOTES-0.41%(a)

SOVEREIGN DEBT-0.41%

Israel Government Agency for International
  Development (AID) Bond (Israel), Gtd. Global
  Bonds, 5.13%, 11/01/24 (Cost $2,219,309)             2,200,000       2,279,904
================================================================================


                                                        SHARES
MONEY MARKET FUNDS-2.61%

Government & Agency Portfolio-Institutional Class
  (Cost $14,369,461)(d)                               14,369,461      14,369,461
================================================================================
TOTAL INVESTMENTS-100.06% (Cost $548,121,006)                        550,497,674
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.06)%                                   (321,116)
================================================================================
NET ASSETS-100.00%                                                  $550,176,558
________________________________________________________________________________
================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
REMICs  - Real Estate Mortgage Investment Conduits
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $536,048,352, which represented 97.43% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N and Note 6.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM U.S. GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008




ASSETS:

Investments, at value (Cost
  $533,751,545)                           $536,128,213
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $14,369,461)                  14,369,461
======================================================
     Total investments (Cost
       $548,121,006)                       550,497,674
======================================================
Receivables for:
  Forward Sale Commitments                  19,571,484
------------------------------------------------------
  Investments sold                           5,916,388
------------------------------------------------------
  Variation margin                           1,342,327
------------------------------------------------------
  Fund shares sold                             597,196
------------------------------------------------------
  Dividends and Interest                     2,700,598
------------------------------------------------------
  Principal paydowns                            23,298
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             74,877
------------------------------------------------------
Other assets                                    66,653
======================================================
     Total assets                          580,790,495
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      3,210,865
------------------------------------------------------
  Fund shares reacquired                     1,043,232
------------------------------------------------------
  Amount due custodian                       5,934,002
------------------------------------------------------
  Dividends                                    208,393
------------------------------------------------------
  Accrued fees to affiliates                   385,694
------------------------------------------------------
  Accrued other operating expenses             127,216
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             145,938
------------------------------------------------------
Forward Sale Commitments, at value          19,558,597
======================================================
     Total liabilities                      30,613,937
======================================================
Net assets applicable to shares
  outstanding                             $550,176,558
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $615,790,977
------------------------------------------------------
Undistributed net investment income            168,573
------------------------------------------------------
Undistributed net realized gain (loss)     (69,804,642)
------------------------------------------------------
Unrealized appreciation                      4,021,650
======================================================
                                          $550,176,558
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $335,216,100
______________________________________________________
======================================================
Class B                                   $ 97,090,852
______________________________________________________
======================================================
Class C                                   $ 45,268,677
______________________________________________________
======================================================
Class R                                   $  6,300,460
______________________________________________________
======================================================
Investor Class                            $ 41,806,675
______________________________________________________
======================================================
Institutional Class                       $ 24,493,794
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     38,876,499
______________________________________________________
======================================================
Class B                                     11,222,357
______________________________________________________
======================================================
Class C                                      5,254,205
______________________________________________________
======================================================
Class R                                        730,152
______________________________________________________
======================================================
Investor Class                               4,844,889
______________________________________________________
======================================================
Institutional Class                          2,837,356
______________________________________________________
======================================================
Class A:
  Net asset value per share               $       8.62
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.62 divided
       by 95.25%)                         $       9.05
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $       8.65
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $       8.62
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $       8.63
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $       8.63
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       8.63
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM U.S. GOVERNMENT FUND

STATEMENT OF OPERATIONS

For the year ended July 31, 2008





INVESTMENT INCOME:

Interest                                                                            $27,852,867
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                            101,048
===============================================================================================
     Total investment income                                                         27,953,915
===============================================================================================


EXPENSES:

Advisory fees                                                                         2,293,920
-----------------------------------------------------------------------------------------------
Administrative services fees                                                            171,172
-----------------------------------------------------------------------------------------------
Custodian fees                                                                          113,839
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                               765,944
-----------------------------------------------------------------------------------------------
  Class B                                                                             1,102,122
-----------------------------------------------------------------------------------------------
  Class C                                                                               403,858
-----------------------------------------------------------------------------------------------
  Class R                                                                                27,273
-----------------------------------------------------------------------------------------------
  Investor Class                                                                         84,714
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                        1,295,596
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      1,838
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                30,470
-----------------------------------------------------------------------------------------------
Other                                                                                   306,831
===============================================================================================
     Total expenses                                                                   6,597,577
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (44,434)
===============================================================================================
     Net expenses                                                                     6,553,143
===============================================================================================
Net investment income                                                                21,400,772
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (1,064,618)
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                   6,521,489
===============================================================================================
                                                                                      5,456,871
===============================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                               8,254,255
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                     165,960
===============================================================================================
                                                                                      8,420,215
===============================================================================================
Net realized and unrealized gain                                                     13,877,086
===============================================================================================
Net increase in net assets resulting from operations                                $35,277,858
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM U.S. GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2008 and 2007



                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 21,400,772    $ 22,992,843
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     5,456,871      (3,469,167)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                        8,420,215       4,348,159
========================================================================================================
     Net increase in net assets resulting from operations                     35,277,858      23,871,835
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (15,088,031)    (15,635,769)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,627,231)     (6,560,233)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,682,754)     (1,640,175)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       (254,568)       (263,331)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (2,049,469)     (2,247,385)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,259,459)       (619,237)
========================================================================================================
     Total distributions from net investment income                          (24,961,512)    (26,966,130)
========================================================================================================
Share transactions-net:
  Class A                                                                     50,453,863     (32,451,869)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (24,403,462)    (55,901,047)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     11,117,744      (8,078,476)
--------------------------------------------------------------------------------------------------------
  Class R                                                                      1,623,355        (702,402)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                                 654,188      (4,885,693)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          3,010,407      14,983,171
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           42,456,095     (87,036,316)
========================================================================================================
     Net increase (decrease) in net assets                                    52,772,441     (90,130,611)
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of year                                                          497,404,117     587,534,728
========================================================================================================
  End of year (including undistributed net investment income of $168,573
     and $360,317, respectively)                                            $550,176,558    $497,404,117
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM U.S. GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Government Fund, formerly AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

14        AIM U.S. GOVERNMENT FUND

      Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of

15        AIM U.S. GOVERNMENT FUND
      the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.


16        AIM U.S. GOVERNMENT FUND

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
___________________________________________________________________
===================================================================




  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the year ended July 31, 2008, the Advisor waived advisory fees of $2,715.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $11,103.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2008, IADI advised the Fund that IADI retained $52,010 in front-end sales commissions from the sale of Class A shares and $65, $91,304, $4,403 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $30,616.


17        AIM U.S. GOVERNMENT FUND

NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended July 31, 2008, the Fund paid legal fees of $4,322 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 6--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF           MONTH/              VALUE         UNREALIZED
CONTRACT                                                CONTRACTS         COMMITMENT          07/31/08       APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
U. S. Treasury 2 Year Notes                                150        September-08/Long     $ 31,800,000      $   60,600
=========================================================================================================================
U. S. Treasury 5 Year Notes                                591        September-08/Long       65,799,539         418,553
=========================================================================================================================
U. S. Treasury 10 Year Notes                               155        September-08/Long       17,798,359         496,136
=========================================================================================================================
U. S. Treasury Long Bonds                                  881        September-08/Long      101,755,500         656,815
=========================================================================================================================
  Total                                                                                     $217,153,398      $1,632,104
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 7--FORWARD SALE COMMITMENTS


                               UNSETTLED FORWARD SALE COMMITMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------
                                                                   COMMITMENT      PRINCIPAL         VALUE
CONTRACT                                                              DATE           AMOUNT         07/31/08
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (FHLMC)
Pass Through Ctfs., TBA 6.50%, 08/01/38                             09/11/08      $ 3,000,000     $ 3,081,093
-------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)
Pass Through Ctfs., TBA 6.50%, 08/01/38                             09/22/08       16,000,000      16,477,504
=============================================================================================================
                                                                                                  $19,558,597
_____________________________________________________________________________________________________________
=============================================================================================================



NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2008 and 2007 was as follows:

                                                                                 2008            2007
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $24,961,512     $26,966,130
________________________________________________________________________________________________________
========================================================================================================





18        AIM U.S. GOVERNMENT FUND

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $    303,621
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                             2,389,173
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                          (135,047)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (68,172,166)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        615,790,977
================================================================================================
Total net assets                                                                    $550,176,558
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales and futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of July 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
July 31, 2011                                                                      $   377,217
-----------------------------------------------------------------------------------------------
July 31, 2012                                                                       15,762,988
-----------------------------------------------------------------------------------------------
July 31, 2013                                                                       15,201,178
-----------------------------------------------------------------------------------------------
July 31, 2014                                                                       17,513,799
-----------------------------------------------------------------------------------------------
July 31, 2015                                                                       16,185,573
-----------------------------------------------------------------------------------------------
July 31, 2016                                                                        3,131,411
===============================================================================================
Total capital loss carryforward                                                    $68,172,166
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2008 was $581,152,718 and $538,688,774, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $16,203,727 and $8,623,205. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 3,811,731
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (1,422,558)
================================================================================================
Net unrealized appreciation of investment securities                                 $ 2,389,173
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $528,549,904.


NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss carryforward, proxy cost, paydowns and dollar rolls net operating losses, on July 31, 2008, undistributed net investment income was increased by $3,368,996, undistributed net realized gain (loss) was increased by $26,349,610 and shares of beneficial interest decreased by $29,718,606. This reclassification had no effect on the net assets of the Fund.


19        AIM U.S. GOVERNMENT FUND

NOTE 11--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                        YEAR ENDED
                                                                      JULY 31,                          JULY 31,
                                                                      2008(a)                             2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   14,876,823     $ 128,174,015       6,536,684     $  55,626,367
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    3,602,899        31,168,568       1,450,224        12,384,751
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    3,379,437        29,190,265         753,797         6,413,402
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      396,042         3,421,732         211,954         1,807,672
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             1,249,737        10,770,651         523,249         4,460,488
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          642,684         5,525,410       1,874,578        15,971,013
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,557,286        13,404,769       1,622,581        13,819,949
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      452,285         3,903,800         641,386         5,482,364
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      173,735         1,495,200         168,376         1,432,973
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       29,302           252,519          30,649           261,244
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               221,752         1,909,867         245,174         2,089,912
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          146,135         1,259,418          72,805           619,237
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    2,710,491        23,325,003       2,403,855        20,461,299
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,701,280)      (23,325,003)     (2,396,032)      (20,461,299)
==========================================================================================================================
Reacquired:
  Class A                                                  (13,334,344)     (114,449,924)    (14,355,285)     (122,359,484)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (4,195,285)      (36,150,827)     (6,239,388)      (53,306,863)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (2,278,912)      (19,567,721)     (1,872,282)      (15,924,851)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (237,337)       (2,050,896)       (326,237)       (2,771,318)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (1,397,231)      (12,026,330)     (1,342,143)      (11,436,093)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (437,457)       (3,774,421)       (188,482)       (1,607,079)
==========================================================================================================================
                                                             4,856,762     $  42,456,095     (10,184,537)    $ (87,036,316)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


20        AIM U.S. GOVERNMENT FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  Distributions

                                                                                  -------------
                                                Income from
                                           investment operations
                          ------------------------------------------------------
                                                        NET GAINS
                            NET ASSET                  (LOSSES) ON                  DIVIDENDS
                             VALUE,         NET     SECURITIES (BOTH  TOTAL FROM     FROM NET     NET ASSET
                          BEGINNING OF  INVESTMENT    REALIZED AND    INVESTMENT    INVESTMENT   VALUE, END    TOTAL
                             PERIOD       INCOME       UNREALIZED)    OPERATIONS      INCOME      OF PERIOD  RETURN(a)
----------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08           $8.44        $0.37(d)      $ 0.23          $0.60        $(0.42)       $8.62       7.28%
Year ended 07/31/07            8.49         0.38(d)        0.01           0.39         (0.44)        8.44       4.72
Year ended 07/31/06            8.83         0.33(d)       (0.24)          0.09         (0.43)        8.49       1.10
Year ended 07/31/05            9.01         0.30          (0.06)          0.24         (0.42)        8.83       2.66
Year ended 07/31/04            9.15         0.29(d)        0.02           0.31         (0.45)        9.01       3.45
----------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08            8.46         0.30(d)        0.25           0.55         (0.36)        8.65       6.60
Year ended 07/31/07            8.52         0.32(d)        0.00           0.32         (0.38)        8.46       3.82
Year ended 07/31/06            8.86         0.27(d)       (0.24)          0.03         (0.37)        8.52       0.36
Year ended 07/31/05            9.04         0.23          (0.06)          0.17         (0.35)        8.86       1.89
Year ended 07/31/04            9.18         0.22(d)        0.02           0.24         (0.38)        9.04       2.68
----------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08            8.43         0.30(d)        0.25           0.55         (0.36)        8.62       6.61
Year ended 07/31/07            8.49         0.32(d)        0.00           0.32         (0.38)        8.43       3.82
Year ended 07/31/06            8.82         0.27(d)       (0.23)          0.04         (0.37)        8.49       0.48
Year ended 07/31/05            9.00         0.23          (0.06)          0.17         (0.35)        8.82       1.90
Year ended 07/31/04            9.15         0.22(d)        0.01           0.23         (0.38)        9.00       2.58
----------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08            8.44         0.34(d)        0.25           0.59         (0.40)        8.63       7.14
Year ended 07/31/07            8.50         0.36(d)        0.00           0.36         (0.42)        8.44       4.34
Year ended 07/31/06            8.84         0.31(d)       (0.24)          0.07         (0.41)        8.50       0.86
Year ended 07/31/05            9.01         0.29          (0.07)          0.22         (0.39)        8.84       2.51
Year ended 07/31/04            9.16         0.27(d)        0.01           0.28         (0.43)        9.01       3.08
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08            8.44         0.37(d)        0.25           0.62         (0.43)        8.63       7.45
Year ended 07/31/07            8.50         0.39(d)        0.00           0.39         (0.45)        8.44       4.65
Year ended 07/31/06            8.83         0.34(d)       (0.23)          0.11         (0.44)        8.50       1.26
Year ended 07/31/05            9.01         0.31          (0.07)          0.24         (0.42)        8.83       2.69
Year ended 07/31/04(f)         9.30         0.24(d)       (0.15)          0.09         (0.38)        9.01       1.02
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08            8.45         0.41(d)        0.24           0.65         (0.47)        8.63       7.80
Year ended 07/31/07            8.50         0.43(d)        0.01           0.44         (0.49)        8.45       5.25
Year ended 07/31/06            8.84         0.38(d)       (0.24)          0.14         (0.48)        8.50       1.63
Year ended 07/31/05(f)         8.90         0.10          (0.04)          0.06         (0.12)        8.84       0.67
______________________________________________________________________________________________________________________
======================================================================================================================

                                              Ratio of          Ratio of
                                              expenses          expenses
                                             to average      to average net   Ratio of net
                                             net assets      assets without    investment
                            Net assets,   with fee waivers    fee waivers    income (loss)
                           end of period   and/or expenses  and/or expenses    to average    Portfolio
                          (000s omitted)     absorbed(b)        absorbed       net assets   turnover(c)
-------------------------------------------------------------------------------------------------------
CLASS A
Year ended 07/31/08          $335,216           1.06%(e)          1.06%(e)         4.25%(e)     112%
Year ended 07/31/07           278,955           1.06              1.07             4.48          37
Year ended 07/31/06           313,107           1.22              1.23             3.87         169
Year ended 07/31/05           407,096           1.19              1.20             3.55         124
Year ended 07/31/04           462,804           1.01              1.02             3.15         142
-------------------------------------------------------------------------------------------------------
CLASS B
Year ended 07/31/08            97,091           1.81(e)           1.81(e)          3.50(e)      112
Year ended 07/31/07           119,045           1.81              1.82             3.73          37
Year ended 07/31/06           175,638           1.97              1.98             3.12         169
Year ended 07/31/05           269,708           1.94              1.95             2.80         124
Year ended 07/31/04           376,960           1.76              1.77             2.40         142
-------------------------------------------------------------------------------------------------------
CLASS C
Year ended 07/31/08            45,269           1.81(e)           1.81(e)          3.50(e)      112
Year ended 07/31/07            33,551           1.81              1.82             3.73          37
Year ended 07/31/06            41,849           1.97              1.98             3.12         169
Year ended 07/31/05            56,650           1.94              1.95             2.80         124
Year ended 07/31/04            78,760           1.76              1.77             2.40         142
-------------------------------------------------------------------------------------------------------
CLASS R
Year ended 07/31/08             6,300           1.31(e)           1.31(e)          4.00(e)      112
Year ended 07/31/07             4,577           1.31              1.32             4.23          37
Year ended 07/31/06             5,320           1.47              1.48             3.62         169
Year ended 07/31/05             4,231           1.44              1.45             3.30         124
Year ended 07/31/04             4,422           1.26              1.26             2.90         142
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 07/31/08            41,807           1.02(e)           1.02(e)          4.29(e)      112
Year ended 07/31/07            40,278           1.02              1.03             4.52          37
Year ended 07/31/06            45,437           1.15              1.16             3.94         169
Year ended 07/31/05            62,994           1.17              1.18             3.57         124
Year ended 07/31/04(f)         76,771           0.98(g)           1.00(g)        3.18(g)        142
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 07/31/08            24,494           0.56(e)           0.56(e)          4.75(e)      112
Year ended 07/31/07            20,997           0.54              0.55             5.00          37
Year ended 07/31/06             6,183           0.70              0.71             4.39         169
Year ended 07/31/05(f)            771           0.81(g)           0.82(g)          3.94(g)      124
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b) Ratio of interest expense to average net assets was 0.14%, 0.20% and 0.07% for the years ended July 31, 2006, 2005 and 2004, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are based on average daily net assets (000's omitted) of $306,378, $110,212, $40,386, $5,455, $41,165 and $23,239 for Class A, Class B, Class
     C, Class R, Investor Class and Institutional Class shares, respectively.
(f) Investor Class and Institutional Class shares commenced on September 30, 2003 and April 29, 2005, respectively.
(g)  Annualized.



21        AIM U.S. GOVERNMENT FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


22        AIM U.S. GOVERNMENT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM US Government Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM US Government Fund (formerly known as AIM Intermediate Government Fund, one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004 expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

September 26, 2008
Houston, Texas




23        AIM U.S. GOVERNMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,011.20       $5.20       $1,019.69       $5.22        1.04%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,007.50        8.93        1,015.96        8.97        1.79
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,008.60        8.94        1,015.96        8.97        1.79
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,010.00        6.45        1,018.45        6.47        1.29
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,011.50        5.05        1,019.84        5.07        1.01
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


24        AIM U.S. GOVERNMENT FUND

Supplement to Annual Report dated 7/31/08

AIM U.S. GOVERNMENT FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The total annual Fund operating expense
                                             For periods ended 7/31/08                    ratio set forth in the most recent Fund
The following information has been                                                        prospectus as of the date of this
prepared to provide Institutional Class      10 Years                             4.69%   supplement for Institutional Class shares
shareholders with a performance overview      5 Years                             4.18    was 0.55%. The expense ratios presented
specific to their holdings. Institutional     1 Year                              7.80    above may vary from the expense ratios
Class shares are offered exclusively to      ==========================================   presented in other sections of the actual
institutional investors, including defined                                                report that are based on expenses incurred
contribution plans that meet certain         ==========================================   during the period covered by the report.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08, most recent          Please note that past performance is
                                             calendar quarter-end                         not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             10 Years                             4.66%   those shown. All returns assume
                                              5 Years                             3.41    reinvestment of distributions at NAV.
                                              1 Year                              8.23    Investment return and principal value will
                                             ==========================================   fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Institutional Class shares' inception date   original cost. See full report for
                                             is April 29, 2005. Returns since that date   information on comparative benchmarks.
                                             are historical returns. All other returns    Please consult your Fund prospectus for
                                             are blended returns of historical            more information. For the most current
                                             Institutional Class share performance and    month-end performance, please call 800 451
                                             restated Class A share performance (for      4246 or visit invescoaim.com.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is April 28, 1987.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

==========================================
NASDAQ SYMBOL                        AGOIX

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY - NOT FOR USE WITH THE PUBLIC

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GOV-INS-1   Invesco Aim Distributors, Inc.                                                         -SERVICE MARK-

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (02/01/08)   (07/31/08)(1)   PERIOD(2)     (07/31/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,013.70       $2.70       $1,022.18       $2.72        0.54%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period February 1, 2008, through July 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM U.S. GOVERNMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Investment Securities Funds is required      renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of the AIM   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
U.S. Government Fund (the Fund) investment   independent company, Lipper, Inc.            arrangements and resulting advisory fees
advisory agreement with Invesco Aim          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19,2008, the Board as a whole and the     analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1,2008. In doing so, the      Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of the Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                        continued

25   AIM U.S. GOVERNMENT FUND

with the Fund's portfolio manager or         improve the quality and efficiency of the    economies of scale through contractual
managers, the Board concluded that these     services that Invesco Aim provides to the    breakpoints in the Fund's advisory fee
individuals are competent and able to        AIM Funds. The Board concluded that          schedule or through advisory fee waivers
continue to carry out their                  Invesco Aim continues to be responsive to    or expense limitations. The Board noted
responsibilities under the Fund's            the Board's focus on fund performance.       that the Fund's contractual advisory fee
investment advisory agreement.               However, due to the Fund's                   schedule includes three breakpoints and
                                             underperformance, the Board also concluded   that the level of the Fund's advisory
   In determining whether to continue the    that it would be appropriate for the Board   fees, as a percentage of the Fund's net
Fund's investment advisory agreement, the    to continue to monitor more closely the      assets, has decreased as net assets
Board considered the prior relationship      performance of the Fund. Although the        increased because of the breakpoints.
between Invesco Aim and the Fund, as well    independent written evaluation of the        Based on this information, the Board
as the Board's knowledge of Invesco Aim's    Fund's Senior Officer only considered Fund   concluded that the Fund's advisory fees
operations, and concluded that it was        performance through the most recent          appropriately reflect economies of scale
beneficial to maintain the current           calendar year, the Board also reviewed       at current asset levels. The Board also
relationship, in part, because of such       more recent Fund performance and this        noted that the Fund shares directly in
knowledge. The Board also considered the     review did not change their conclusions.     economies of scale through lower fees
steps that Invesco Aim and its affiliates                                                 charged by third party service providers
have taken over the last several years to       C. Advisory Fees and Fee Waivers          based on the combined size of all of the
improve the quality and efficiency of the                                                 AIM Funds and affiliates.
services they provide to the AIM Funds in    The Board compared the Fund's contractual
the areas of investment performance,         advisory fee rate to the contractual
product line diversification,                advisory fee rates of funds in the Fund's       E. Profitability and Financial
distribution, fund operations, shareholder   Lipper expense group that are not managed          Resources of Invesco Aim
services and compliance. The Board           by Invesco Aim, at a common asset level
concluded that the quality and efficiency    and as of the end of the past calendar       The Board reviewed information from
of the services Invesco Aim and its          year. The Board noted that the Fund's        Invesco Aim concerning the costs of the
affiliates provide to the AIM Funds in       contractual advisory fee rate was below      advisory and other services that Invesco
each of these areas have generally           the median contractual advisory fee rate     Aim and its affiliates provide to the Fund
improved, and support the Board's approval   of funds in its expense group. The Board     and the profitability of Invesco Aim and
of the continuance of the Fund's             also reviewed the methodology used by        its affiliates in providing these
investment advisory agreement.               Lipper in determining contractual fee        services. The Board also reviewed
                                             rates. The Board noted that Invesco Aim      information concerning the financial
   B. Fund Performance                       does not serve as an advisor to other        condition of Invesco Aim and its
                                             mutual funds or other clients with           affiliates. The Board also reviewed with
The Board compared the Fund's performance    investment strategies comparable to those    Invesco Aim the methodology used to
during the past one, three and five          of the Fund.                                 prepare the profitability information. The
calendar years to the performance of funds                                                Board considered the overall profitability
in the Fund's performance group that are        The Board noted that Invesco Aim has      of Invesco Aim, as well as the
not managed by Invesco Aim, and against      not proposed any advisory fee waivers or     profitability of Invesco Aim in connection
the performance of all funds in the          expense limitations for the Fund. The        with managing the Fund. The Board noted
Lipper Intermediate U.S. Government Funds    Board noted that Invesco Aim has not         that Invesco Aim continues to operate at a
Index. The Board also reviewed the           proposed any advisory fee waivers or         net profit, although increased expenses in
criteria used by Invesco Aim to identify     expense limitations for the Fund. The        recent years have reduced the
the funds in the Fund's performance group    Board concluded that it was not necessary    profitability of Invesco Aim and its
for inclusion in the Lipper reports. The     at this time to discuss with Invesco Aim     affiliates. The Board concluded that the
Board noted that the Fund's performance      whether to implement any such waivers or     Fund's fees were fair and reasonable, and
was in the fourth quintile of its            expense limitations because, net of          that the level of profits realized by
performance group for the one year period,   transfer agent fees above the median, most   Invesco Aim and its affiliates from
and in the fifth quintile for the three      classes of the Fund's total expenses were    providing services to the Fund was not
and five year periods (the first quintile    at or below the median total expenses of     excessive in light of the nature, quality
being the best performing funds and the      the funds in the Fund's expense group that   and extent of the services provided. The
fifth quintile being the worst performing    are not managed by Invesco Aim.              Board considered whether Invesco Aim is
funds). The Board noted that the Fund's                                                   financially sound and has the resources
performance was below the performance of        After taking account of the Fund's        necessary to perform its obligations under
the Index for the one, three and five year   contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
periods. The Board noted that Invesco Aim    the comparative advisory fee information     and concluded that Invesco Aim has the
made changes to the Fund's portfolio         discussed above, the Board concluded that    financial resources necessary to fulfill
management team in 2007 and in 2008, which   the Fund's advisory fees were fair and       these obligations.
need more time to be evaluated before a      reasonable.
conclusion can be reached that the changes                                                   F. Independent Written Evaluation of
have adequately addressed the Fund's            D. Economies of Scale and Breakpoints           the Fund's Senior Officer
underperformance. The Board also
considered the steps Invesco Aim has taken   The Board considered the extent to which     The Board noted that, at their direction,
over the last several years to               there are economies of scale in Invesco      the Senior Officer of the Fund, who is
                                             Aim's provision of advisory services to      independent of Invesco Aim and Invesco
                                             the Fund. The Board also considered          Aim's affiliates, had prepared an
                                             whether the Fund benefits from such          independent written evaluation to assist
                                                                                          the Board in determining the
                                                                                          reasonableness

                                                                                                                           continued


26   AIM U.S. GOVERNMENT FUND

of the proposed management fees of the AIM   ments may be invested in money market        additional resources and talent of the
Funds, including the Fund. The Board noted   funds advised by Invesco Aim pursuant to     Affiliated Sub-Advisers in managing the
that they had relied upon the Senior         procedures approved by the Board. The        Fund.
Officer's written evaluation instead of a    Board noted that Invesco Aim will receive
competitive bidding process. In              advisory fees from these affiliated money       B. Fund Performance
determining whether to continue the Fund's   market funds attributable to such
investment advisory agreement, the Board     investments, although Invesco Aim has        The Board did not view Fund performance as
considered the Senior Officer's written      contractually agreed to waive through at     a relevant factor in considering whether
evaluation.                                  least June 30,2009, the advisory fees        to approve the sub-advisory agreements for
                                             payable by the Fund in an amount equal to    the Fund, as no Affiliated Sub-Adviser
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    served as a sub-adviser to the Fund prior
      and its Affiliates                     receives from the affiliated money market    to May 1, 2008.
                                             funds with respect to the Fund's
The Board considered various other           investment of uninvested cash, but not          C. Sub-Advisory Fees
benefits received by Invesco Aim and its     cash collateral. The Board considered the
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    The Board considered the services to be
relationship with the Fund, including the    noted that it remains in effect until at     provided by the Affiliated Sub-Advisers
fees received by Invesco Aim and its         least June 30,2009. The Board concluded      pursuant to the sub-advisory agreements
affiliates for their provision of            that the Fund's investment of uninvested     and the services to be provided by Invesco
administrative, transfer agency and          cash and cash collateral from any            Aim pursuant to the Fund's investment
distribution services to the Fund. The       securities lending arrangements in the       advisory agreement, as well as the
Board considered the performance of          affiliated money market funds is in the      allocation of fees between Invesco Aim and
Invesco Aim and its affiliates in            best interests of the Fund and its           the Affiliated Sub-Advisers pursuant to
providing these services and the             shareholders.                                the sub-advisory agreements. The Board
organizational structure employed by                                                      noted that the sub-advisory fees have no
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  direct effect on the Fund or its
these services. The Board also considered                                                 shareholders, as they are paid by Invesco
that these services are provided to the         A. Nature, Extent and Quality of          Aim to the Affiliated Sub-Advisers, and
Fund pursuant to written contracts which           Services Provided by Affiliated        that Invesco Aim and the Affiliated
are reviewed and approved on an annual             Sub-Advisors                           Sub-Advisers are affiliates. After taking
basis by the Board. The Board concluded                                                   account of the Fund's contractual
that Invesco Aim and its affiliates were     The Board reviewed the services to be        sub-advisory fee rate, as well as other
providing these services in a satisfactory   provided by Invesco Trimark Ltd., Invesco    relevant factors, the Board concluded that
manner and in accordance with the terms of   Asset Management Deutschland, GmbH,          the Fund's sub-advisory fees were fair and
their contracts, and were qualified to       Invesco Asset Management Limited, Invesco    reasonable.
continue to provide these services to the    Asset Management (Japan) Limited, Invesco
Fund.                                        Australia Limited, Invesco Global Asset         D. Financial Resources of the
                                             Management (N.A.), Inc., Invesco Hong Kong         Affiliated Sub-Advisers
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              The Board considered whether each
portfolio brokerage transactions executed    Management, Inc. (collectively, the          Affiliated Sub-Adviser is financially
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         sound and has the resources necessary to
these arrangements, portfolio brokerage      sub-advisory agreements and the              perform its obligations under its
commissions paid by the Fund and/or other    credentials and experience of the officers   respective sub-advisory agreement, and
funds advised by Invesco Aim are used to     and employees of the Affiliated              concluded that each Affiliated Sub-Adviser
pay for research and execution services.     Sub-Advisers who will provide these          has the financial resources necessary to
The Board noted that soft dollar             services. The Board concluded that the       fulfill these obligations.
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
                                             agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the
from any securities lending arrange-


27   AIM U.S. GOVERNMENT FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2008:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     U.S. Treasury Obligations*                             1.10%



     * The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended October 31, 2007 was 99.96%,


28        AIM U.S. GOVERNMENT FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM U.S. Government Fund (formerly AIM Intermediate Government Fund), an investment portfolio of AIM Investment Securities Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                            WITHHELD/
      MATTERS                                                                              VOTES FOR      ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................................     912,892,298       28,847,414
      Frank S. Bayley................................................................     913,008,455       28,731,257
      James T. Bunch.................................................................     913,341,420       28,398,292
      Bruce L. Crockett..............................................................     913,203,171       28,536,541
      Albert R. Dowden...............................................................     913,072,485       28,667,227
      Jack M. Fields.................................................................     913,149,467       28,590,245
      Martin L. Flanagan.............................................................     913,192,693       28,547,019
      Carl Frischling................................................................     912,673,761       29,065,951
      Prema Mathai-Davis.............................................................     912,736,169       29,003,543
      Lewis F. Pennock...............................................................     913,161,598       28,578,114
      Larry Soll, Ph.D. .............................................................     913,103,023       28,636,689
      Raymond Stickel, Jr. ..........................................................     913,226,575       28,513,137
      Philip A. Taylor...............................................................     913,112,934       28,626,778


                                                                              VOTES        WITHHELD/          BROKER
                                                            VOTES FOR        AGAINST      ABSTENTIONS       NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................     656,571,157     84,588,425      29,671,238      170,908,892
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................      21,814,419        864,100       1,024,329        7,075,736



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Securities Funds.

** Includes Broker Non-Votes.


29        AIM U.S. GOVERNMENT FUND

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1992          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment); Discovery Global Education Fund (non-profit)
                                              and Cross-Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1990          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1988          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


30        AIM U.S. GOVERNMENT FUND

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and AIM Investment Services, Inc.; Senior Vice
                                              President, Chief Legal Officer and Secretary, The AIM Family of
                                              Funds--Registered Trademark--; Director and Vice President,
                                              INVESCO Distributors, Inc. and Chief Executive Officer and
                                              President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961      2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim         N/A
 Vice President, Treasurer                    Capital Management, Inc.; and Vice President, Treasurer and
 and Principal Financial                      Principal Financial Officer, The AIM Family of Funds--Registered
 Officer                                      Trademark--

                                              Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Investment Services, Inc.; and Vice
                                              President, Invesco Aim Distributors, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1992          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly: President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., AIM Investment Services, Inc., Invesco Aim
                                              Private Asset Management, Inc. and The AIM Family of Funds--
                                              Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS                   SUB-ADVISOR
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers     Invesco Institutional
Suite 100                 Inc.                       Inc.                       LLP                        (NA), Inc.
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street      1555 Peachtree Street,
                          Suite 100                  Suite 100                  Suite 2900                 N.E.
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678     Atlanta, GA 30309

COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank and
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             Trust
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Company
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     225 Franklin Street
                          Americas                                              Boston, MA 02110-2801
                          New York, NY 10036-2714




31        AIM U.S. GOVERNMENT FUND

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.


WHY SIGN UP?                                                          HOW DO I SIGN UP?

Register for eDelivery to:                                            It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                   1. Log in to your account.

-  reduce the amount of paper you receive.                            2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the mail.  3. Select "Register for eDelivery" and complete the consent process.
-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco
Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management,
Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset                 [INVESCO AIM LOGO]
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors                    - SERVICE MARK-
that serve as the subadvisor for some of the products and services represented by
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                       invescoaim.com   GOV-AR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees Billed by PWC Related to the Registrant

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                              Percentage of Fees                                  Percentage of Fees
                                             Billed Applicable to                                Billed Applicable to
                                              Non-Audit Services                                  Non-Audit Services
                                              Provided for fiscal                                 Provided for fiscal
                       Fees Billed for      year end 2008 Pursuant   Fees Billed for Services   year end 2007 Pursuant
                     Services Rendered to        to Waiver of             Rendered to the            to Waiver of
                      the Registrant for         Pre-Approval          Registrant for fiscal         Pre-Approval
                     fiscal year end 2008       Requirement(1)            year end 2007            Requirement(1)
                     --------------------   ----------------------   ------------------------   ----------------------
Audit Fees                $398,793                    N/A                    $361,225                     N/A
Audit-Related Fees        $      0                     0%                    $      0                      0%
Tax Fees(2)               $ 77,794                     0%                    $ 72,532                      0%
All Other Fees            $      0                     0%                    $      0                      0%
                          --------                                           --------
Total Fees                $476,587                     0%                    $433,757                      0%

PWC billed the Registrant aggregate non-audit fees of $77,794 for the fiscal year ended 2008, and $72,532 for the fiscal year ended 2007, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end July 31, 2008 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end July 31, 2007 includes fees billed for reviewing tax returns and consultation services.

Fees Billed by PWC Related to AIM and AIM Affiliates

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                         Fees Billed for                                       Fees Billed for
                       Non-Audit Services                                    Non-Audit Services
                     Rendered to AIM and AIM   Percentage of Fees Billed   Rendered to AIM and AIM   Percentage of Fees Billed
                      Affiliates for fiscal     Applicable to Non-Audit     Affiliates for fiscal     Applicable to Non-Audit
                     year end 2008 That Were     Services Provided for     year end 2007 That Were     Services Provided for
                            Required              fiscal year end 2008            Required              fiscal year end 2007
                       to be Pre-Approved        Pursuant to Waiver of       to be Pre-Approved        Pursuant to Waiver of
                       by the Registrant's            Pre-Approval           by the Registrant's            Pre-Approval
                         Audit Committee             Requirement(1)            Audit Committee             Requirement(1)
                     -----------------------   -------------------------   -----------------------   -------------------------
Audit-Related Fees              $0                         0%                         $0                         0%
Tax Fees                        $0                         0%                         $0                         0%
All Other Fees                  $0                         0%                         $0                         0%
                               ---                                                   ---
Total Fees(2)                   $0                         0%                         $0                         0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2008, and $0 for the fiscal year ended 2007, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC advised the Funds' Audit Committee that PwC had identified two matters that required further consideration under the SEC's auditor independence rules.

First, PwC was engaged to perform services to an affiliate of INVESCO PLC, including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client. Specifically, PwC would not be permitted to provide expert testimony no perform other services in support of the client or its counsel in connection with a proceeding. Within days of being engaged to provide the services it was determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC's auditor independence rules. A review of the services performed pursuant to the original agreement was conducted. It was concluded that the services performed were not inconsistent with the SEC's independence rules. Following the review, the initial engagement terms were modified to limit PWC's services to those permitted under the rules.

Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001. Some of these companies held shares of INVESCO Nippon Warrants Fund (the "Investment."), an affiliate of INVESCO PL, formerly known as AMVESCAP PLC (the "Company"). The investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.

PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the Funds' independent auditor. Based upon PWC's review and discussion, the audit committee concurred with PWC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)   Code of Ethics.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

 12(a)(3)   Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: October 9, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: October 9, 2008


By: /s/ SHERI MORRIS
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: October 9, 2008

                                  EXHIBIT INDEX


12(a) (1)     Code of Ethics.

12(a) (2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.